See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
US Quality Low Volatility Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.7%
Aerospace & Defense -
3.2%
General Dynamics Corp. 3,634 $ 1,275,861
Loar Holdings, Inc.*(a) 7,426 509,275
Lockheed Martin Corp. 2,765 1,753,618
Northrop Grumman Corp. 1,580 1,093,771
4,632,525
Banks -
0.3%
JPMorgan Chase & Co. 1,501 459,141
Beverages -
1.4%
Coca-Cola Co. (The) 10,191 762,389
PepsiCo, Inc. 7,900 1,213,677
1,976,066
Biotechnology -
3.9%
AbbVie, Inc. 10,586 2,360,784
Alkermes plc* 7,742 262,376
Gilead Sciences, Inc. 13,904 1,973,673
Neurocrine Biosciences, Inc.* 5,135 698,668
Vertex Pharmaceuticals, Inc.* 790 371,221
5,666,722
Broadline Retail -
0.2%
Dillard's, Inc., Class A(a) 426 258,821
Capital Markets -
0.7%
CME Group, Inc. 3,318 959,101
Chemicals -
0.8%
Corteva, Inc. 11,929 868,431
Sensient Technologies Corp. 2,449 231,480
1,099,911
Commercial Services & Supplies -
1.1%
Republic Services, Inc., Class A 3,871 832,613
Waste Connections, Inc. 4,740 794,424
1,627,037
Consumer Finance -
0.4%
FirstCash Holdings, Inc. 3,239 552,249
Consumer Staples Distribution & Retail -
1.9%
Costco Wholesale Corp. 3,002 2,822,631
Containers & Packaging -
0.6%
Packaging Corp. of America 3,792 843,910
Diversified Consumer Services -
1.1%
H&R Block, Inc. 20,777 819,653
Service Corp. International(a) 9,243 743,414
1,563,067
Diversified Telecommunication Services -
2.2%
AT&T, Inc. 43,845 1,149,178
Investments Shares Value
Diversified Telecommunication Services
(continued)
Verizon Communications, Inc. 46,847 $ 2,085,628
3,234,806
Electric Utilities -
3.0%
Alliant Energy Corp.(a) 9,638 635,240
American Electric Power Co., Inc. 3,950 473,111
Duke Energy Corp. 10,191 1,236,678
Evergy, Inc. 9,875 757,709
Southern Co. (The) 13,509 1,206,489
4,309,227
Electronic Equipment, Instruments & Components -
0.9%
Teledyne Technologies, Inc.* 2,212 1,372,104
Entertainment -
0.3%
Electronic Arts, Inc. 2,291 467,181
Financial Services -
6.1%
Berkshire Hathaway, Inc., Class B* 5,609 2,695,293
Jack Henry & Associates, Inc. 3,792 679,564
Mastercard, Inc., Class A 4,503 2,426,171
Visa, Inc., Class A 9,480 3,050,949
8,851,977
Food Products -
2.0%
Cal-Maine Foods, Inc.(a) 11,850 989,830
General Mills, Inc.(a) 16,669 771,108
Hershey Co. (The) 6,241 1,215,435
2,976,373
Health Care Equipment & Supplies -
0.2%
Abbott Laboratories 3,318 362,657
Health Care Providers & Services -
1.9%
Cencora, Inc. 316 113,514
Chemed Corp. 2,449 1,046,066
Encompass Health Corp. 5,767 545,154
Quest Diagnostics, Inc. 5,925 1,108,153
2,812,887
Hotels, Restaurants & Leisure -
2.6%
Darden Restaurants, Inc.(a) 2,528 503,957
McDonald's Corp. 7,979 2,513,385
Restaurant Brands International, Inc. 10,981 735,617
Texas Roadhouse, Inc., Class A 243 43,706
3,796,665
Household Products -
2.7%
Procter & Gamble Co. (The) 26,149 3,968,634
Insurance -
5.7%
Allstate Corp. (The) 3,871 770,290
American Financial Group, Inc. 3,318 432,236
Assurant, Inc. 4,740 1,128,736
Chubb Ltd. 3,240 1,002,974

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Progressive Corp. (The) 3,397 $ 706,576
RenaissanceRe Holdings Ltd. 2,844 801,155
Selective Insurance Group, Inc. 948 79,708
Travelers Cos., Inc. (The) 2,923 831,623
W R Berkley Corp.(a) 9,796 671,810
White Mountains Insurance Group
Ltd. 381 779,118
Willis Towers Watson plc 3,476 1,103,526
8,307,752
Interactive Media & Services -
4.4%
Alphabet, Inc., Class A 7,900 2,670,200
Alphabet, Inc., Class C 5,767 1,952,303
Meta Platforms, Inc., Class A 2,528 1,811,312
6,433,815
IT Services -
2.6%
Amdocs Ltd. 13,983 1,145,767
International Business Machines
Corp. 8,453 2,592,535
3,738,302
Life Sciences Tools & Services -
0.6%
QIAGEN NV(a) 15,459 829,685
Media -
0.5%
Fox Corp., Class A 9,875 718,702
Metals & Mining -
2.1%
Agnico Eagle Mines Ltd.(a) 7,505 1,429,702
Newmont Corp. 14,536 1,633,120
3,062,822
Multi-Utilities -
3.0%
Ameren Corp. 6,083 628,252
CMS Energy Corp. 10,191 728,554
Consolidated Edison, Inc. 11,060 1,179,328
DTE Energy Co. 8,216 1,104,066
WEC Energy Group, Inc. 7,031 778,121
4,418,321
Oil, Gas & Consumable Fuels -
5.0%
Cheniere Energy, Inc. 5,451 1,152,996
Coterra Energy, Inc. 28,598 825,052
DT Midstream, Inc. 6,320 796,447
Exxon Mobil Corp. 24,095 3,407,033
Marathon Petroleum Corp.(a) 948 167,028
Williams Cos., Inc. (The) 14,378 967,064
7,315,620
Pharmaceuticals -
7.7%
Eli Lilly & Co. 2,500 2,592,875
Jazz Pharmaceuticals plc* 4,108 675,725
Johnson & Johnson 26,860 6,103,935
Merck & Co., Inc. 15,800 1,742,266
11,114,801
Investments Shares Value
Professional Services -
1.0%
Automatic Data Processing, Inc. 2,923 $ 721,455
FTI Consulting, Inc.* 4,345 758,941
1,480,396
Retail REITs -
0.5%
Agree Realty Corp., REIT(a) 9,875 713,271
Semiconductors & Semiconductor Equipment -
9.6%
Analog Devices, Inc. 5,609 1,743,726
Broadcom, Inc. 5,846 1,936,780
NVIDIA Corp. 46,926 8,968,966
Texas Instruments, Inc. 5,688 1,226,048
13,875,520
Software -
9.4%
Appfolio, Inc., Class A* 1,264 240,008
Check Point Software Technologies
Ltd.*(a) 5,609 1,006,872
Dropbox, Inc., Class A* 3,476 88,568
Microsoft Corp. 19,513 8,396,249
Palo Alto Networks, Inc.* 3,713 657,090
Qualys, Inc.* 7,505 989,909
Roper Technologies, Inc. 2,133 791,834
ServiceNow, Inc.* 6,320 739,503
Tyler Technologies, Inc.* 1,896 700,382
13,610,415
Specialty Retail -
2.5%
AutoZone, Inc.* 223 826,057
Home Depot, Inc. (The) 1,445 541,282
Murphy USA, Inc. 1,975 834,457
TJX Cos., Inc. (The) 9,480 1,420,199
Tractor Supply Co. 869 44,215
3,666,210
Technology Hardware, Storage & Peripherals -
5.0%
Apple, Inc. 28,124 7,297,616
Trading Companies & Distributors -
0.8%
Applied Industrial Technologies, Inc. 4,345 1,131,481
Wireless Telecommunication Services -
0.8%
T-Mobile US, Inc. 5,925 1,168,469
Total Common Stocks
(Cost $120,381,016) 143,496,890

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 0.5%(b)
REPURCHASE AGREEMENTS - 0.5%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$685,945, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $692,883
(Cost $685,805) $685,805 $ 685,805
SHORT-TERM INVESTMENTS - 0.1%(c)(d)
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
3.68%, 5/7/2026
(Cost $113,899) $ 115,000 113,928
Total Investments - 99.3%
(Cost $121,180,720) 144,296,623
Other assets less liabilities - 0.7% 976,453
NET ASSETS - 100.0% $145,273,076
* Non-income producing security.
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $7,806,720, collateralized
in the form of cash with a value of $685,805 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $6,057,934 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
February 5, 2026 – May 15, 2055 and $1,434,694 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.50%, and maturity dates ranging from February 25,
2026 – June 30, 2120; a total value of $8,178,433.
(b) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $685,805.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of January 31,
2026.
Percentages shown are based on Net Assets.
Futures Contracts
FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 4 03/20/2026 USD $ 1,393,150 $ 22,551
S&P 500 Micro E-Mini Index 10 03/20/2026 USD 348,288 1,444
$ 23,995
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 98.7%
Securities Lending Reinvestments 0.5
Short-Term Investments 0.1
Others
(1)
0.7
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .9%
Aerospace & Defense -
1 .5%
Kongsberg Gruppen ASA 12,395 $ 426,830
Thales SA 1,480 450,735
877,565
Automobile Components -
0 .6%
Bridgestone Corp. 12,600 284,656
Cie Generale des Etablissements
Michelin SCA 1,406 52,437
337,093
Automobiles -
0 .2%
Toyota Motor Corp. 4,500 102,217
Banks -
13 .7%
Bank Hapoalim BM 23,754 590,852
Bank Leumi Le-Israel BM 24,642 595,876
BOC Hong Kong Holdings Ltd. 96,000 506,939
Canadian Imperial Bank of
Commerce(a) 10,027 931,801
Commonwealth Bank of Australia 259 27,100
Danske Bank A/S 5,069 259,619
DBS Group Holdings Ltd. 17,300 807,061
HSBC Holdings plc 16,724 294,993
Japan Post Bank Co. Ltd. 40,000 710,489
Mitsubishi UFJ Financial Group, Inc. 3,300 59,995
Mizrahi Tefahot Bank Ltd. 6,475 509,971
National Bank of Canada 4,255 509,821
Oversea-Chinese Banking Corp. Ltd. 38,700 647,440
Royal Bank of Canada 8,147 1,364,020
Toronto-Dominion Bank (The) 4,810 452,033
8,268,010
Beverages -
0 .3%
Suntory Beverage & Food Ltd. 6,300 199,014
Biotechnology -
0 .4%
Argenx SE* 259 216,854
Broadline Retail -
1 .7%
Dollarama, Inc. 2,997 406,122
Next plc 925 168,377
Pan Pacific International Holdings
Corp. 75,700 449,459
1,023,958
Building Products -
0 .8%
Geberit AG (Registered)(a) 629 481,603
Capital Markets -
2 .4%
Deutsche Boerse AG 2,109 535,164
Euronext NV(b) 3,145 441,117
Singapore Exchange Ltd. 35,900 498,752
1,475,033
Investments Shares Value
Chemicals -
2 .2%
Air Liquide SA 4,847 $ 910,719
EMS-Chemie Holding AG
(Registered) 24 18,731
Givaudan SA (Registered) 111 430,710
1,360,160
Commercial Services & Supplies -
1 .4%
Brambles Ltd. 17,057 267,664
Dai Nippon Printing Co. Ltd. 14,000 251,167
GFL Environmental, Inc. 2,072 89,496
Secom Co. Ltd. 6,900 253,125
861,452
Construction & Engineering -
0 .6%
ACS Actividades de Construccion y
Servicios SA 3,145 354,128
Consumer Staples Distribution & Retail -
1 .6%
Alimentation Couche-Tard, Inc. 5,476 286,467
Koninklijke Ahold Delhaize NV 9,916 388,815
Loblaw Cos. Ltd. 1,739 78,683
Metro, Inc., Class A(a) 3,367 224,749
978,714
Containers & Packaging -
0 .5%
CCL Industries, Inc., Class B 4,773 289,239
Diversified Consumer Services -
0 .4%
Pearson plc 17,057 224,094
Diversified REITs -
0 .8%
CapitaLand Integrated Commercial
Trust, REIT 255,300 480,825
Diversified Telecommunication Services -
4 .7%
Deutsche Telekom AG (Registered) 24,494 820,854
Elisa OYJ 4,995 220,816
HKT Trust & HKT Ltd. 148,000 221,724
Koninklijke KPN NV 104,303 509,737
Orange SA 20,313 377,463
Singapore Telecommunications Ltd. 59,200 214,128
Telstra Group Ltd. 72,705 248,556
TELUS Corp. 14,393 201,947
2,815,225
Electric Utilities -
5 .2%
Chubu Electric Power Co., Inc. 14,800 215,773
CK Infrastructure Holdings Ltd.(a) 64,500 530,638
CLP Holdings Ltd. 28,000 265,132
Emera, Inc.(a) 2,183 108,799
Fortis, Inc.(a) 5,528 296,373
Hydro One Ltd.(b) 6,216 247,098
Iberdrola SA 40,441 910,494
Iberdrola SA, Class R* 553 12,450

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Power Assets Holdings Ltd.(a) 69,500 $ 539,736
3,126,493
Entertainment -
0 .6%
Toho Co. Ltd. 3,700 188,934
Universal Music Group NV 7,622 187,516
376,450
Food Products -
3 .7%
Chocoladefabriken Lindt & Spruengli
AG 33 473,969
Danone SA 7,030 550,636
Nestle SA (Registered) 10,064 959,677
WH Group Ltd.(b) 219,000 257,426
2,241,708
Gas Utilities -
1 .7%
Hong Kong & China Gas Co. Ltd.(a) 247,000 233,093
Osaka Gas Co. Ltd. 7,100 266,676
Snam SpA 41,366 285,326
Tokyo Gas Co. Ltd. 5,900 261,840
1,046,935
Ground Transportation -
1 .7%
Canadian National Railway Co. 5,809 561,918
Canadian Pacific Kansas City Ltd.(a) 1,036 77,439
MTR Corp. Ltd.(a) 32,000 141,690
West Japan Railway Co. 11,100 227,310
1,008,357
Health Care Equipment & Supplies -
0 .7%
BioMerieux 1,739 202,329
Cochlear Ltd. 925 174,379
Fisher & Paykel Healthcare Corp.
Ltd.(a) 1,443 33,960
410,668
Hotels, Restaurants & Leisure -
2 .0%
Amadeus IT Group SA 4,699 316,515
Compass Group plc 18,130 544,101
Oriental Land Co. Ltd.(a) 10,100 177,402
Sodexo SA(a) 3,848 197,485
1,235,503
Household Durables -
0 .1%
Sony Group Corp. 2,300 51,499
Household Products -
0 .3%
Unicharm Corp. 28,600 174,166
Industrial Conglomerates -
1 .6%
Jardine Matheson Holdings Ltd. 3,500 254,695
Keppel Ltd. 14,800 127,473
Sekisui Chemical Co. Ltd. 24,500 434,063
Siemens AG (Registered) 444 135,379
951,610
Investments Shares Value
Industrial REITs -
0 .2%
CapitaLand Ascendas REIT, REIT 48,100 $ 108,026
Insurance -
6 .8%
Admiral Group plc 5,587 210,836
Allianz SE (Registered) 74 32,731
Fairfax Financial Holdings Ltd. 243 403,244
Great-West Lifeco, Inc. 5,180 243,823
Helvetia Baloise Holding AG(a) 1,628 413,739
Insurance Australia Group Ltd. 35,224 187,539
Intact Financial Corp. 2,516 460,615
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,332 811,956
Sampo OYJ, Class A(a) 43,475 486,168
Tryg A/S 8,880 216,582
Zurich Insurance Group AG 888 633,091
4,100,324
Interactive Media & Services -
0 .6%
Autotrader Group plc(b) 8,288 61,188
LY Corp. 114,700 294,892
356,080
IT Services -
1 .5%
CGI, Inc. 2,664 229,582
Obic Co. Ltd. 14,100 392,763
Otsuka Corp. 10,800 214,376
Shopify, Inc., Class A* 333 43,937
880,658
Leisure Products -
0 .4%
Bandai Namco Holdings, Inc. 1,900 49,391
Shimano, Inc. 1,600 182,860
232,251
Machinery -
1 .7%
Kone OYJ, Class B(a) 7,215 520,321
Schindler Holding AG 1,295 501,486
Schindler Holding AG (Registered) 74 27,340
1,049,147
Marine Transportation -
0 .0% (c)
Kuehne + Nagel International AG
(Registered)(a) 74 17,173
Metals & Mining -
1 .9%
Franco-Nevada Corp. 2,705 636,703
Nippon Steel Corp.(a) 62,800 262,949
Wheaton Precious Metals Corp. 1,961 259,782
1,159,434
Multi-Utilities -
1 .0%
Engie SA 19,499 582,244
Oil, Gas & Consumable Fuels -
2 .1%
Eni SpA 18,907 387,460
Galp Energia SGPS SA 1,591 31,665
Idemitsu Kosan Co. Ltd. 7,400 62,674

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Pembina Pipeline Corp. 6,512 $ 272,089
Shell plc 13,283 509,279
1,263,167
Passenger Airlines -
1 .4%
ANA Holdings, Inc.(a) 10,700 208,437
Cathay Pacific Airways Ltd. 284,000 445,835
Japan Airlines Co. Ltd. 10,100 191,479
Singapore Airlines Ltd. 5,400 27,021
872,772
Personal Care Products -
3 .6%
Beiersdorf AG 1,295 154,753
Kao Corp. 10,800 433,092
Unilever plc 23,482 1,591,986
2,179,831
Pharmaceuticals -
10 .7%
Astellas Pharma, Inc. 7,400 102,850
AstraZeneca plc 1,739 324,543
GSK plc 16,502 424,931
Haleon plc 97,273 505,767
Novartis AG (Registered) 15,170 2,258,016
Otsuka Holdings Co. Ltd. 4,900 293,536
Roche Holding AG 703 320,164
Sanofi SA 11,877 1,119,054
Shionogi & Co. Ltd. 25,900 532,909
Takeda Pharmaceutical Co. Ltd. 17,000 577,687
6,459,457
Professional Services -
2 .0%
RELX plc 3,959 140,110
SGS SA (Registered) 4,218 508,318
Thomson Reuters Corp.(a) 2,738 304,200
Wolters Kluwer NV 3,034 284,710
1,237,338
Real Estate Management & Development -
2 .9%
Azrieli Group Ltd. 74 9,997
Daiwa House Industry Co. Ltd. 7,400 252,327
Hongkong Land Holdings Ltd. 33,300 282,717
Mitsui Fudosan Co. Ltd. 29,000 332,280
Sino Land Co. Ltd. 10,638 16,046
Sun Hung Kai Properties Ltd.(a) 19,500 313,860
Swiss Prime Site AG (Registered) 3,145 536,249
1,743,476
Retail REITs -
0 .6%
Klepierre SA, REIT 8,917 344,127
Semiconductors & Semiconductor Equipment -
1 .5%
ASML Holding NV 629 909,621
Software -
1 .1%
Constellation Software, Inc. 7 12,990
Nice Ltd.* 1,073 114,960
Investments Shares Value
Software
(continued)
Oracle Corp. Japan 4,900 $ 332,257
SAP SE 1,147 232,734
692,941
Specialty Retail -
0 .8%
Industria de Diseno Textil SA 1,702 111,363
ZOZO, Inc.(a) 43,400 358,994
470,357
Technology Hardware, Storage & Peripherals -
0 .4%
Canon, Inc.(a) 9,000 273,337
Textiles, Apparel & Luxury Goods -
0 .2%
LVMH Moet Hennessy Louis Vuitton
SE 148 96,292
Tobacco -
0 .8%
Japan Tobacco, Inc. 13,100 473,947
Trading Companies & Distributors -
2 .7%
Bunzl plc 4,995 140,378
Ferguson Enterprises, Inc. 2,146 541,779
Mitsubishi Corp. 34,800 924,255
1,606,412
Transportation Infrastructure -
0 .9%
Aena SME SA(b) 16,539 516,092
Flughafen Zurich AG (Registered) 37 11,512
Getlink SE 1,036 20,595
548,199
Wireless Telecommunication Services -
1 .7%
KDDI Corp. 31,300 528,870
SoftBank Corp. 377,400 511,322
1,040,192
Total Common Stocks
(Cost $49,941,945) 59,665,376
Number
of Rights
RIGHTS - 0 .0% (c)
Construction & Engineering - 0.0%(c)
ACS Actividades de Construccion y
Servicios SA, expiring 2/3/2026*(a)
(Cost $1,656) 3,145 1,736
Number of
Warrants
WARRANTS - 0 .0%
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040 (Cost $–)*‡ 28 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 3 .9% (d)
REPURCHASE AGREEMENTS - 3 .9%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$2,373,538, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $2,397,546
(Cost $2,373,055) $2,373,055 $ 2,373,055
Total Investments - 102.8%
(Cost $52,316,656) 62,040,167
Liabilities in excess of other assets - (2.8%) (1,672,468)
NET ASSETS - 100.0% $60,367,699
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $5,711,692, collateralized in
the form of cash with a value of $2,373,055 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $1,962,591 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
February 17, 2026 – August 15, 2055 and $1,796,123
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.50%, and maturity dates ranging from February 25,
2026 – March 22, 2073; a total value of $6,131,769.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $2,373,055.
Percentages shown are based on Net Assets.
Abbreviations
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
Futures Contracts
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 4 03/20/2026 USD $ 607,360 $ 19,539
Forward Foreign Currency Contracts
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CAD 121,112 Bank of Montreal USD 88,363 03/18/2026 $ 1,233
EUR 80,000 JPMorgan Chase Bank NA USD 94,069 03/18/2026 1,297
ILS 73,522 Goldman Sachs & Co. USD 22,941 03/18/2026 858
JPY 14,000,000 Toronto-Dominion Bank (The) USD 89,584 03/18/2026 1,494
SGD 16,357 Morgan Stanley USD 12,749 03/18/2026 179
USD 7,730 Citigroup Global Markets, Inc. HKD 60,000 03/18/2026 36
Total unrealized appreciation $ 5,097
USD 72,961 Bank of Montreal AUD 109,288 03/18/2026 $ (3,593)
USD 190,961 Citigroup Global Markets, Inc. CHF 149,993 03/18/2026 (4,728)
USD 21,713 Citigroup Global Markets, Inc. DKK 137,190 03/18/2026 (196)
USD 112,596 Bank of Montreal EUR 95,420 03/18/2026 (1,151)
USD 54,964 Bank of Montreal GBP 40,939 03/18/2026 (1,211)
USD 97,162 JPMorgan Chase Bank NA JPY 14,950,000 03/18/2026 (97)

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 13,068 Bank of Montreal NOK 131,563 03/18/2026 $ (635)
USD 18,243 Citigroup Global Markets, Inc. SEK 167,599 03/18/2026 (732)
Total unrealized depreciation $ (12,343)
Net unrealized depreciation $ (7,246)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 1 .5%
Belgium 0 .4
Canada 14 .9
Denmark 0 .8
Finland 2 .0
France 8 .9
Germany 4 .5
Hong Kong 5 .7
Israel 3 .0
Italy 1 .1
Japan 20 .0
Netherlands 3 .8
New Zealand 0 .1
Norway 0 .7
Portugal 0 .1
Singapore 5 .7
Spain 3 .7
Switzerland 12 .6
United Kingdom 9 .4
Other
1
1 .1
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Security Type % of Net Assets
Common Stocks 98 .9%
Rights 0 .0
†
Warrants –
Securities Lending Reinvestments 3 .9
Others
(1)
( 2 .8 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
100 .0%
Aerospace & Defense -
0 .9%
Aselsan Elektronik Sanayi ve Ticaret
A/S 19,895 $ 138,718
Automobile Components -
0 .9%
Bosch Ltd. 15 5,957
Fuyao Glass Industry Group Co. Ltd.,
Class H(a) 7,200 61,631
MRF Ltd. 46 66,091
133,679
Automobiles -
1 .7%
Eicher Motors Ltd. 1,690 130,855
Hero MotoCorp Ltd. 645 38,804
Maruti Suzuki India Ltd. 615 97,604
267,263
Banks -
16 .4%
Al Rajhi Bank 1,385 39,585
Banco BBVA Peru SA 8,733 5,619
Bank of China Ltd., Class H 275,000 164,443
Bank of the Philippine Islands 47,450 99,928
BDO Unibank, Inc. 39,350 90,221
Boubyan Bank KSCP 33,365 73,710
Chang Hwa Commercial Bank Ltd. 125,000 81,030
China Construction Bank Corp.,
Class H 105,000 106,349
Chongqing Rural Commercial Bank
Co. Ltd., Class H 130,000 97,046
Commercial Bank of Dubai PSC 1,450 3,849
Credicorp Ltd. 275 98,128
Dubai Islamic Bank PJSC 44,000 115,731
First Financial Holding Co. Ltd. 120,000 109,819
HDFC Bank Ltd. 28,600 288,915
Hong Leong Bank Bhd. 15,500 101,446
ICICI Bank Ltd. 6,200 91,328
Industrial & Commercial Bank of
China Ltd., Class H 180,000 149,583
Itau Unibanco Holding SA
(Preference) 2,575 22,378
Malayan Banking Bhd. 38,500 115,246
Mega Financial Holding Co. Ltd. 45,000 55,481
National Bank of Kuwait SAKP 33,440 103,622
Public Bank Bhd. 128,000 158,133
Qatar International Islamic Bank QSC 26,230 82,198
Qatar National Bank QPSC 17,270 93,915
RHB Bank Bhd. 47,000 100,748
Saudi Investment Bank (The) 28,595 106,735
Saudi National Bank (The) 280 3,349
Sberbank of Russia PJSC*‡ 12,360 —
2,558,535
Beverages -
0 .4%
Ambev SA 8,500 24,109
Investments Shares Value
Beverages
(continued)
Coca-Cola Femsa SAB de CV 4,000 $ 42,147
66,256
Biotechnology -
0 .6%
Celltrion, Inc.* 635 92,643
Broadline Retail -
4 .0%
Alibaba Group Holding Ltd., ADR 2,945 499,354
Falabella SA 405 3,183
JD.com, Inc., ADR 630 17,943
PDD Holdings, Inc., ADR* 745 75,282
Prosus NV 455 26,228
Robinson PCL‡ 600 —
621,990
Building Products -
0 .0% (b)
Astral Ltd. 200 3,210
Chemicals -
1 .9%
Asian Paints Ltd. 3,925 103,612
Fertiglobe plc 33,615 24,804
Mesaieed Petrochemical Holding Co. 190,230 57,158
PhosAgro PJSC*‡ 1,158 —
PI Industries Ltd. 65 2,258
Pidilite Industries Ltd. 7,095 110,381
298,213
Construction & Engineering -
0 .3%
Voltas Ltd. 2,875 41,503
Construction Materials -
0 .8%
LafargeHolcim Maroc SA 565 112,093
Shree Cement Ltd. 15 4,400
UltraTech Cement Ltd. 45 6,210
122,703
Consumer Finance -
0 .8%
Bajaj Finance Ltd. 520 5,256
Muthoot Finance Ltd. 2,845 118,442
SBI Cards & Payment Services Ltd. 605 4,956
Sundaram Finance Ltd. 65 3,730
132,384
Consumer Staples Distribution & Retail -
0 .4%
President Chain Store Corp. 8,800 59,701
Containers & Packaging -
0 .0% (b)
Klabin SA (Preference) 3,030 2,228
Diversified Telecommunication Services -
4 .1%
China Tower Corp. Ltd., Class H(a) 55,000 79,299
Chunghwa Telecom Co. Ltd. 23,300 98,842
Emirates Integrated
Telecommunications Co. PJSC 43,550 122,136
Emirates Telecommunications Group
Co. PJSC 5,895 31,621

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services
(continued)
Ooredoo QPSC 8,815 $ 34,379
Saudi Telecom Co. 7,780 92,098
Telefonica Brasil SA 12,500 89,246
Telekom Malaysia Bhd. 43,000 86,174
633,795
Electric Utilities -
1 .7%
CPFL Energia SA 9,000 88,461
Korea Electric Power Corp.* 1,830 74,120
Manila Electric Co. 10,250 102,708
265,289
Electronic Equipment, Instruments & Components -
0 .6%
Delta Electronics, Inc. 1,500 58,151
Hon Hai Precision Industry Co. Ltd. 5,000 35,033
93,184
Entertainment -
1 .3%
Krafton, Inc.* 630 111,171
NetEase, Inc., ADR 685 88,249
199,420
Food Products -
2 .8%
Britannia Industries Ltd. 1,820 115,952
Kwality Wall's India Ltd.*‡ 6,365 2,782
Marico Ltd. 1,065 8,449
Nestle India Ltd. 6,080 88,066
Tingyi Cayman Islands Holding Corp. 74,000 112,378
Want Want China Holdings Ltd. 175,000 105,766
433,393
Gas Utilities -
0 .6%
Petronas Gas Bhd. 20,000 93,252
Ground Transportation -
0 .4%
GMexico Transportes SAB de CV(a) 1,000 1,966
Rumo SA 23,000 64,841
66,807
Health Care Providers & Services -
2 .1%
Apollo Hospitals Enterprise Ltd. 1,010 76,425
Bangkok Dusit Medical Services
PCL, NVDR 139,500 89,113
Bumrungrad Hospital PCL, NVDR 16,500 87,836
Dr Sulaiman Al Habib Medical
Services Group Co. 980 68,352
321,726
Hotels, Restaurants & Leisure -
0 .5%
Jubilant Foodworks Ltd. 575 3,107
Meituan, Class B*(a) 4,000 49,784
Trip.com Group Ltd. 400 24,677
77,568
Investments Shares Value
Independent Power and Renewable Electricity Producers
-
1 .2%
Aboitiz Power Corp. 165,500 $ 120,864
Huaneng Power International, Inc.,
Class H 92,000 67,147
Unipro PAO*‡ 726,000 —
188,011
Industrial Conglomerates -
0 .5%
Industries Qatar QSC 22,575 78,867
Insurance -
2 .3%
BB Seguridade Participacoes SA 18,500 131,836
Caixa Seguridade Participacoes SA 38,500 127,290
PICC Property & Casualty Co. Ltd.,
Class H 8,000 16,584
Ping An Insurance Group Co. of
China Ltd., Class H 5,000 46,545
Porto Seguro SA 4,500 43,182
365,437
Interactive Media & Services -
4 .4%
NAVER Corp. 170 32,479
Tencent Holdings Ltd. 8,500 659,564
692,043
IT Services -
4 .0%
Arabian Internet & Communications
Services Co. 935 58,433
Elm Co. 235 48,620
HCL Technologies Ltd. 5,100 94,008
Infosys Ltd. 4,000 71,358
Samsung SDS Co. Ltd. 1,035 124,467
Tata Consultancy Services Ltd. 6,890 233,985
630,871
Life Sciences Tools & Services -
1 .1%
Divi's Laboratories Ltd. 1,120 73,675
Samsung Biologics Co. Ltd.*(a) 81 98,197
171,872
Marine Transportation -
0 .3%
MISC Bhd. 24,500 49,721
Metals & Mining -
0 .4%
APL Apollo Tubes Ltd. 260 5,782
Polyus PJSC*‡ 5,460 —
Vale SA 2,000 32,210
Zhaojin Mining Industry Co. Ltd.,
Class H 6,000 27,812
65,804
Multi-Utilities -
1 .4%
Dubai Electricity & Water Authority
PJSC 148,925 122,460
Nebras Energy 23,490 98,709
221,169

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Office REITs -
0 .0% (b)
Embassy Office Parks REIT, REIT 1,460 $ 6,892
Oil, Gas & Consumable Fuels -
4 .3%
China Coal Energy Co. Ltd., Class
H(c) 78,000 114,158
China Petroleum & Chemical Corp.,
Class H(c) 168,000 115,733
China Shenhua Energy Co. Ltd.,
Class H(c) 26,000 143,222
Dian Swastatika Sentosa Tbk. PT* 9,500 56,032
Qatar Fuel QSC 27,735 118,070
Reliance Industries Ltd. 2,980 45,205
Surgutneftegas PAO (Preference)*‡ 156,600 —
Turkiye Petrol Rafinerileri A/S 15,495 87,215
679,635
Personal Care Products -
2 .0%
Colgate-Palmolive India Ltd. 4,755 109,287
Godrej Consumer Products Ltd. 2,990 37,513
Hindustan Unilever Ltd. 6,235 160,844
307,644
Pharmaceuticals -
2 .7%
Cipla Ltd. 7,270 104,639
Livzon Pharmaceutical Group, Inc.,
Class H 3,000 11,293
Lupin Ltd. 2,505 58,625
Sun Pharmaceutical Industries Ltd. 7,335 127,208
Torrent Pharmaceuticals Ltd. 2,740 117,979
419,744
Semiconductors & Semiconductor Equipment -
16 .2%
MediaTek, Inc. 1,230 68,789
SK hynix, Inc. 555 350,490
Taiwan Semiconductor Manufacturing
Co. Ltd. 36,870 2,079,576
United Microelectronics Corp. 15,000 29,743
2,528,598
Specialty Retail -
1 .9%
Abu Dhabi National Oil Co. for
Distribution PJSC 74,400 83,057
FSN E-Commerce Ventures Ltd.* 11,040 28,504
Jarir Marketing Co. 30,430 115,775
Petronas Dagangan Bhd. 13,500 72,603
299,939
Technology Hardware, Storage & Peripherals -
4 .7%
Catcher Technology Co. Ltd. 17,200 109,584
Samsung Electronics Co. Ltd. 5,650 630,002
739,586
Textiles, Apparel & Luxury Goods -
0 .0% (b)
Page Industries Ltd. 5 1,794
Investments Shares Value
Tobacco -
1 .2%
ITC Ltd. 28,100 $ 98,409
KT&G Corp. 895 95,693
194,102
Trading Companies & Distributors -
0 .6%
BOC Aviation Ltd.(a) 8,500 88,268
Transportation Infrastructure -
2 .1%
China Merchants Port Holdings Co.
Ltd. 36,000 72,510
Promotora y Operadora de
Infraestructura SAB de CV 1,650 25,992
Salik Co. PJSC 71,195 123,677
Taiwan High Speed Rail Corp. 125,000 108,635
330,814
Water Utilities -
1 .5%
Emirates Central Cooling Systems
Corp. 254,075 121,757
Guangdong Investment Ltd. 118,000 111,508
233,265
Wireless Telecommunication Services -
4 .0%
Advanced Info Service PCL, NVDR 6,800 75,423
Bharti Airtel Ltd. 4,910 105,083
Celcomdigi Bhd. 87,000 71,948
Far EasTone Telecommunications
Co. Ltd. 40,000 112,869
Mobile Telecommunications Co.
KSCP 44,150 73,368
SK Telecom Co. Ltd. 2,010 101,240
Taiwan Mobile Co. Ltd. 24,000 80,458
620,389
Total Common Stocks
(Cost $11,808,105) 15,637,925
Total Investments - 100.0%
(Cost $11,808,105) 15,637,925
Other assets less liabilities - 0.0% 6,932
NET ASSETS - 100.0% $15,644,857
*
Non-income producing security.
‡
Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a)
Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b)
Represents less than 0.05% of net assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

(c)
The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan at
January 31, 2026 was $292,999, $109,452 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 2.88%, and maturity
dates ranging from April 15, 2028 – February 15,
2054 and $210,026 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 4.50%, and maturity dates ranging
from February 25, 2026 – May 25, 2072; a total value of
$319,478.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund had the following open futures contract as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index 1 03/20/2026 USD $ 76,040 $ 6,867
Forward Foreign Currency Contracts
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 20,664 Goldman Sachs & Co. INR
*
1,880,000 03/18/2026 $ 283
Net unrealized appreciation $ 283
*
Non-deliverable forward.
Abbreviations:
INR — Indian Rupee
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Brazil 4 .0%
Chile 0 .0
†
China 19 .9
India 18 .5
Indonesia 0 .4
Kuwait 1 .6
Malaysia 5 .4
Mexico 0 .5
Morocco 0 .7
Peru 0 .7
Philippines 2 .7
Qatar 3 .6
Saudi Arabia 3 .4
South Africa 0 .2
South Korea 10 .9
Taiwan 19 .7
Thailand 1 .6
Turkey 1 .4
United Arab Emirates 4 .8
Other
1
0 .0
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 100 .0%
Others
(1)
0 .0
†
100 .0%
(1)
Includes any other net assets/(liabilities).
†
Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.1%
Aerospace & Defense -
2.1%
AAR Corp.*(a) 2,213 $ 234,379
AeroVironment, Inc.*(a) 1,043 290,361
Archer Aviation, Inc., Class A*(a) 7,450 53,565
ATI, Inc.* 5,960 716,988
Axon Enterprise, Inc.* 1,490 720,534
Boeing Co. (The)* 19,668 4,596,805
BWX Technologies, Inc.(a) 2,295 471,462
Carpenter Technology Corp.(a) 1,270 403,644
Curtiss-Wright Corp. 944 619,915
Ducommun, Inc.* 474 53,728
Eve Holding, Inc.*(a) 12,166 47,934
Firefly Aerospace, Inc.*(a) 3,874 97,625
GE Aerospace 22,350 6,856,756
General Dynamics Corp. 6,258 2,197,121
HEICO Corp. 1,078 356,721
HEICO Corp., Class A 1,580 402,252
Hexcel Corp.(a) 2,926 242,302
Howmet Aerospace, Inc. 8,493 1,767,223
Huntington Ingalls Industries, Inc.(a) 1,639 689,216
Intuitive Machines, Inc., Class A* 8,932 169,619
Kratos Defense & Security Solutions,
Inc.* 5,112 526,587
L3Harris Technologies, Inc. 3,874 1,328,201
Leonardo DRS, Inc. 149 6,118
Lockheed Martin Corp. 5,066 3,212,959
Mercury Systems, Inc.* 3,303 310,086
Moog, Inc., Class A 1,341 409,474
Northrop Grumman Corp. 3,576 2,475,522
Red Cat Holdings, Inc.*(a) 3,427 46,264
Redwire Corp.*(a) 298 3,502
Rocket Lab Corp.*(a) 10,093 808,147
RTX Corp. 35,015 7,035,564
StandardAero, Inc.* 2,384 73,642
Textron, Inc. 5,338 470,064
TransDigm Group, Inc. 1,111 1,585,997
V2X, Inc.* 1,788 123,068
VSE Corp.(a) 308 67,320
Woodward, Inc. 1,355 430,673
39,901,338
Air Freight & Logistics -
0.3%
CH Robinson Worldwide, Inc. 2,911 567,499
Expeditors International of
Washington, Inc. 3,080 494,463
FedEx Corp. 5,811 1,872,595
GXO Logistics, Inc.* 6,213 351,594
Hub Group, Inc., Class A(a) 4,172 198,504
United Parcel Service, Inc., Class B 18,178 1,930,867
5,415,522
Automobile Components -
0.5%
Adient plc* 16,241 337,813
Investments Shares Value
Automobile Components
(continued)
Aptiv plc*(a) 4,928 $ 373,296
Autoliv, Inc.(a) 12,218 1,481,310
BorgWarner, Inc. 39,336 1,864,920
Dana, Inc. 8,018 231,720
Dorman Products, Inc.*(a) 1,570 194,994
Fox Factory Holding Corp.* 2,533 46,607
Garrett Motion, Inc. 21,356 385,262
Gentex Corp.(a) 42,465 977,120
Gentherm, Inc.*(a) 5,364 171,434
Goodyear Tire & Rubber Co.
(The)*(a) 48,276 454,277
Kodiak AI, Inc.*(a) 5,364 48,866
LCI Industries(a) 5,215 764,988
Lear Corp.(a) 9,292 1,088,000
Mobileye Global, Inc., Class A* 298 2,676
Patrick Industries, Inc.(a) 2,002 252,592
Phinia, Inc. 8,932 635,691
QuantumScape Corp., Class A* 12,665 112,085
Standard Motor Products, Inc. 1,788 71,395
Visteon Corp. 3,792 344,541
XPEL, Inc.*(a)(b) 2,625 135,214
9,974,801
Automobiles -
1.6%
Ford Motor Co.(a) 100,426 1,393,913
General Motors Co. 25,181 2,115,204
Harley-Davidson, Inc. 18,300 362,340
Lucid Group, Inc., Class A* 149 1,650
Rivian Automotive, Inc., Class A* 15,708 231,693
Tesla, Inc.* 58,557 25,203,518
Thor Industries, Inc.(a) 2,986 334,044
Winnebago Industries, Inc.(a) 5,662 259,942
29,902,304
Banks -
6.2%
1st Source Corp.(a) 2,464 165,901
Amalgamated Financial Corp. 5,652 219,524
Ameris Bancorp 12,516 1,009,040
Associated Banc-Corp. 32,780 893,583
Atlantic Union Bankshares Corp.(a) 26,522 1,030,114
Axos Financial, Inc.*(a) 9,834 973,468
Banc of California, Inc. 10,164 203,077
BancFirst Corp. 1,418 155,909
Bancorp, Inc. (The)* 3,080 183,075
Bank of America Corp. 174,032 9,258,502
Bank of Hawaii Corp. 462 34,548
Bank OZK(a) 20,115 956,669
BankUnited, Inc. 14,006 664,865
Banner Corp. 4,917 304,067
Beacon Financial Corp.(a) 13,108 371,612
BOK Financial Corp.(a) 3,925 510,014
Burke & Herbert Financial Services
Corp.(a) 1,078 70,587
Business First Bancshares, Inc.(a) 2,156 60,734

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Byline Bancorp, Inc.(a) 6,908 $ 220,572
Cadence Bank(a) 4,547 191,474
Capitol Federal Financial, Inc.(a) 36,344 264,584
Cathay General Bancorp 13,410 686,324
Central Pacific Financial Corp.(a) 2,355 76,702
Citigroup, Inc. 46,934 5,430,733
Citizens Financial Group, Inc. 12,814 807,026
City Holding Co.(a) 316 38,896
CNB Financial Corp. 2,384 66,037
Coastal Financial Corp.* 1,232 118,001
Columbia Banking System, Inc. 52,299 1,539,683
Comerica, Inc.(a) 2,293 203,320
Commerce Bancshares, Inc.(a) 3,618 190,451
Community Financial System, Inc.(a) 3,388 211,750
Community Trust Bancorp, Inc.(a) 1,738 107,235
ConnectOne Bancorp, Inc. 975 25,954
Cullen/Frost Bankers, Inc. 11,175 1,540,138
Customers Bancorp, Inc.*(a) 4,829 381,588
CVB Financial Corp.(a) 8,624 169,979
Dime Community Bancshares, Inc. 5,236 178,129
East West Bancorp, Inc.(a) 25,777 2,949,920
Eastern Bankshares, Inc. 35,760 732,544
Enterprise Financial Services Corp.
(a) 8,316 476,923
FB Financial Corp. 942 54,193
Fifth Third Bancorp(a) 19,072 957,796
First Bancorp/NC(a) 3,002 173,906
First Bancorp/PR(a) 29,949 662,472
First Busey Corp. 6,854 168,951
First Citizens BancShares, Inc.,
Class A(a) 298 616,732
First Commonwealth Financial Corp. 21,337 384,706
First Financial Bancorp(a) 15,805 454,236
First Financial Bankshares, Inc.(a) 2,678 85,214
First Hawaiian, Inc.(a) 24,969 662,927
First Horizon Corp. 92,678 2,269,684
First Interstate BancSystem, Inc.,
Class A(a) 15,231 540,244
First Merchants Corp. 12,516 497,636
First Mid Bancshares, Inc. 6,160 259,336
Firstsun Capital Bancorp*(a) 1,490 58,825
Flagstar Bank NA 6,006 79,399
FNB Corp. 63,623 1,116,584
Fulton Financial Corp.(a) 31,290 646,138
German American Bancorp, Inc.(a) 1,490 62,684
Glacier Bancorp, Inc.(a) 2,831 143,475
Hancock Whitney Corp. 14,900 1,025,120
Hanmi Financial Corp.(a) 2,464 65,468
Heritage Financial Corp. 4,928 127,192
Hilltop Holdings, Inc. 4,239 158,751
Home BancShares, Inc. 33,972 981,791
Hope Bancorp, Inc.(a) 13,552 162,353
Horizon Bancorp, Inc. 13,398 236,073
Huntington Bancshares, Inc. 39,783 695,407
Investments Shares Value
Banks
(continued)
Independent Bank Corp.(a) 8,493 $ 686,064
International Bancshares Corp.(a) 10,579 736,722
JPMorgan Chase & Co. 71,099 21,748,473
KeyCorp 27,795 598,148
Lakeland Financial Corp. 2,384 142,086
Live Oak Bancshares, Inc. 2,384 95,265
M&T Bank Corp. 4,321 957,404
Mercantile Bank Corp. 2,041 106,091
Metropolitan Bank Holding Corp.(a) 924 85,562
MidWestOne Financial Group, Inc. 596 27,607
National Bank Holdings Corp., Class
A 7,897 317,301
NBT Bancorp, Inc.(a) 11,324 503,125
Nicolet Bankshares, Inc.(a) 1,078 157,366
Northwest Bancshares, Inc.(a) 32,035 412,611
OceanFirst Financial Corp.(a) 12,405 232,594
OFG Bancorp(a) 9,702 390,991
Old National Bancorp(a) 62,027 1,515,320
Old Second Bancorp, Inc.(a) 3,925 77,872
Origin Bancorp, Inc. 3,297 141,210
Park National Corp. 316 51,489
Pathward Financial, Inc. 2,002 180,761
Peoples Bancorp, Inc.(a) 9,089 295,574
Pinnacle Financial Partners, Inc. 28,420 2,702,458
PNC Financial Services Group, Inc.
(The) 10,579 2,362,291
Popular, Inc. 12,367 1,651,365
Preferred Bank(a) 3,080 264,172
Prosperity Bancshares, Inc.(a) 17,582 1,213,334
Provident Financial Services, Inc.(a) 20,200 447,228
QCR Holdings, Inc. 1,738 156,872
Regions Financial Corp. 25,181 717,658
Renasant Corp.(a) 1,694 63,881
Republic Bancorp, Inc., Class A 314 22,800
S&T Bancorp, Inc.(a) 6,751 287,863
Seacoast Banking Corp. of Florida(a) 924 30,899
ServisFirst Bancshares, Inc.(a) 3,146 257,500
Simmons First National Corp., Class
A(a) 30,545 620,980
Southside Bancshares, Inc. 7,599 244,612
SouthState Bank Corp.(a) 18,178 1,860,155
Stellar Bancorp, Inc. 5,082 188,745
Stock Yards Bancorp, Inc. 1,788 121,030
Texas Capital Bancshares, Inc.* 7,301 738,642
Tompkins Financial Corp. 3,542 283,785
Towne Bank 10,579 370,265
TriCo Bancshares(a) 4,239 211,187
Triumph Financial, Inc.* 2,041 128,767
Truist Financial Corp. 34,270 1,762,163
TrustCo Bank Corp. NY(a) 5,544 240,610
Trustmark Corp.(a) 12,628 536,943
UMB Financial Corp.(a) 12,885 1,638,199
United Bankshares, Inc.(a) 24,585 1,040,683
United Community Banks, Inc. 18,788 646,871
Univest Financial Corp. 4,239 140,480
US Bancorp 38,889 2,182,062

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Valley National Bancorp 77,927 $ 970,970
WaFd, Inc. 16,940 552,583
Webster Financial Corp. 30,843 2,028,544
Wells Fargo & Co. 81,969 7,417,375
WesBanco, Inc.(a) 18,774 662,534
Westamerica Bancorp 6,258 316,530
Western Alliance Bancorp(a) 20,711 1,846,386
Wintrust Financial Corp.(a) 11,622 1,714,129
WSFS Financial Corp. 2,772 179,432
Zions Bancorp NA 27,267 1,633,566
116,936,730
Beverages -
0.9%
Boston Beer Co., Inc. (The), Class
A*(a) 745 159,147
Brown-Forman Corp., Class A(a) 4,166 115,940
Brown-Forman Corp., Class B(a) 14,304 391,501
Celsius Holdings, Inc.*(a) 4,172 218,947
Coca-Cola Co. (The) 82,947 6,205,265
Coca-Cola Consolidated, Inc. 1,724 262,151
Constellation Brands, Inc., Class A(a) 4,470 700,449
Keurig Dr Pepper, Inc. 33,078 907,660
Molson Coors Beverage Co., Class
B(a) 34,061 1,636,290
Monster Beverage Corp.* 15,198 1,227,391
National Beverage Corp.* 3,725 126,948
PepsiCo, Inc. 34,740 5,337,106
Primo Brands Corp., Class A(a) 13,410 253,985
Vita Coco Co., Inc. (The)* 3,278 174,881
17,717,661
Biotechnology -
2.4%
AbbVie, Inc. 45,892 10,234,375
ACADIA Pharmaceuticals, Inc.* 3,696 92,880
ADMA Biologics, Inc.* 4,312 74,598
Agios Pharmaceuticals, Inc.* 4,189 114,946
Alkermes plc*(a) 8,932 302,705
Alnylam Pharmaceuticals, Inc.* 2,829 956,372
Amgen, Inc. 13,857 4,737,431
Amicus Therapeutics, Inc.* 3,969 56,717
Anavex Life Sciences Corp.*(a) 7,599 35,715
Apellis Pharmaceuticals, Inc.*(a) 6,012 135,751
Arcellx, Inc.*(a) 745 50,891
Arcus Biosciences, Inc.*(a) 7,700 162,008
Arcutis Biotherapeutics, Inc.* 2,959 75,070
Ardelyx, Inc.* 15,862 121,979
Arrowhead Pharmaceuticals, Inc.*(a) 5,390 373,689
ARS Pharmaceuticals, Inc.*(a) 2,464 24,615
Aurinia Pharmaceuticals, Inc.* 10,281 149,383
Avidity Biosciences, Inc.* 4,342 315,099
Beam Therapeutics, Inc.*(a) 5,082 140,365
BioCryst Pharmaceuticals, Inc.*(a) 447 2,941
Biogen, Inc.* 3,129 562,876
Biohaven Ltd.*(a) 5,513 65,219
BioMarin Pharmaceutical, Inc.* 9,089 513,892
Investments Shares Value
Biotechnology
(continued)
Bridgebio Pharma, Inc.*(a) 6,556 $ 506,582
CareDx, Inc.* 2,926 60,129
Catalyst Pharmaceuticals, Inc.*(a) 8,470 205,821
Celldex Therapeutics, Inc.*(a) 6,006 147,748
CG oncology, Inc.*(a) 2,512 130,750
Cogent Biosciences, Inc.* 5,338 191,688
CRISPR Therapeutics AG*(a) 4,928 246,203
Cytokinetics, Inc.* 5,287 334,086
Day One Biopharmaceuticals, Inc.* 8,046 89,793
Denali Therapeutics, Inc.* 26,373 573,349
Disc Medicine, Inc.*(a) 308 23,815
Dynavax Technologies Corp.* 82 1,270
Dyne Therapeutics, Inc.*(a) 22,052 394,510
Exact Sciences Corp.* 6,258 640,444
Exelixis, Inc.* 11,878 491,274
Geron Corp.*(a) 139,613 191,270
Gilead Sciences, Inc. 32,631 4,631,970
Halozyme Therapeutics, Inc.*(a) 6,280 450,339
Ideaya Biosciences, Inc.*(a) 13,410 431,668
ImmunityBio, Inc.*(a) 596 3,725
Immunome, Inc.*(a) 60 1,477
Immunovant, Inc.*(a) 126 3,276
Incyte Corp.* 3,611 361,353
Insmed, Inc.*(a) 4,321 677,835
Intellia Therapeutics, Inc.*(a) 298 3,919
Ionis Pharmaceuticals, Inc.*(a) 5,631 465,515
Iovance Biotherapeutics, Inc.*(a) 68,838 175,537
Janux Therapeutics, Inc.*(a) 149 2,043
Kiniksa Pharmaceuticals International
plc, Class A* 1,099 48,268
Krystal Biotech, Inc.*(a) 1,192 332,854
Kura Oncology, Inc.* 11,704 95,036
Kymera Therapeutics, Inc.*(a) 2,826 205,422
Madrigal Pharmaceuticals, Inc.* 785 384,108
MannKind Corp.* 10,010 57,858
MiMedx Group, Inc.*(a) 57 291
Mirum Pharmaceuticals, Inc.*(a) 462 47,688
Moderna, Inc.*(a) 13,112 577,846
Myriad Genetics, Inc.* 8,642 48,568
Natera, Inc.* 3,129 723,237
Neurocrine Biosciences, Inc.* 3,576 486,551
Novavax, Inc.*(a) 11,920 105,432
Nurix Therapeutics, Inc.*(a) 8,195 135,381
Nuvalent, Inc., Class A*(a) 1,341 137,975
Praxis Precision Medicines, Inc.* 1,043 327,502
Protagonist Therapeutics, Inc.*(a) 1,099 89,898
PTC Therapeutics, Inc.* 12,367 934,079
Recursion Pharmaceuticals, Inc.,
Class A*(a) 894 3,746
Regeneron Pharmaceuticals, Inc. 2,682 1,988,569
Relay Therapeutics, Inc.*(a) 154 1,180
Replimune Group, Inc.* 4,470 31,424
Revolution Medicines, Inc.* 6,960 674,772
Rhythm Pharmaceuticals, Inc.*(a) 2,826 289,722
Roivant Sciences Ltd.* 10,780 233,064
Sarepta Therapeutics, Inc.*(a) 20,562 418,231

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Savara, Inc.*(a) 17,588 $ 94,975
Scholar Rock Holding Corp.*(a) 1,788 79,280
Soleno Therapeutics, Inc.* 447 17,236
Spyre Therapeutics, Inc.*(a) 5,178 165,592
Summit Therapeutics, Inc.*(a) 4,867 70,474
Syndax Pharmaceuticals, Inc.* 7,450 151,309
TG Therapeutics, Inc.*(a) 2,831 83,316
Travere Therapeutics, Inc.* 1,848 57,454
Twist Bioscience Corp.*(a) 2,235 91,791
Ultragenyx Pharmaceutical, Inc.* 2,980 71,729
uniQure NV* 1,694 38,488
United Therapeutics Corp.* 1,099 515,970
Vaxcyte, Inc.*(a) 22,052 1,181,326
Vera Therapeutics, Inc., Class A*(a) 10,815 467,857
Veracyte, Inc.*(a) 4,917 187,239
Vericel Corp.*(a) 2,533 91,137
Vertex Pharmaceuticals, Inc.* 5,364 2,520,544
Viking Therapeutics, Inc.*(a) 3,427 99,520
Vir Biotechnology, Inc.*(a) 10,010 74,474
Viridian Therapeutics, Inc.*(a) 12,814 422,862
Xencor, Inc.* 2,086 25,220
Zymeworks, Inc.* 5,066 114,137
45,737,538
Broadline Retail -
2.9%
Amazon.com, Inc.* 203,385 48,670,030
Coupang, Inc., Class A* 27,118 546,699
Dillard's, Inc., Class A(a) 169 102,678
eBay, Inc. 10,425 950,968
Etsy, Inc.*(a) 2,235 118,366
Kohl's Corp.(a) 5,236 91,473
Macy's, Inc. 46,106 923,042
MercadoLibre, Inc.* 1,007 2,162,824
Ollie's Bargain Outlet Holdings,
Inc.*(a) 2,844 313,722
Pattern Group, Inc., Class A* 3,129 43,243
53,923,045
Building Products -
0.8%
A O Smith Corp.(a) 3,129 229,950
AAON, Inc.(a) 2,980 271,359
Advanced Drainage Systems, Inc. 2,926 444,869
Allegion plc(a) 1,727 285,629
American Woodmark Corp.*(a) 1,937 115,038
Apogee Enterprises, Inc. 2,235 82,986
Armstrong World Industries, Inc. 1,341 246,395
AZZ, Inc.(a) 1,788 222,230
Builders FirstSource, Inc.* 21,605 2,471,612
Carlisle Cos., Inc.(a) 1,078 367,479
Carrier Global Corp. 17,880 1,065,290
CSW Industrials, Inc.(a) 745 201,135
Fortune Brands Innovations, Inc. 2,831 153,157
Gibraltar Industries, Inc.*(a) 633 32,448
Griffon Corp.(a) 2,618 213,236
Hayward Holdings, Inc.* 10,835 174,877
Investments Shares Value
Building Products
(continued)
Janus International Group, Inc.*(a) 7,152 $ 49,063
Johnson Controls International plc 13,410 1,599,277
Lennox International, Inc.(a) 785 388,638
Masco Corp. 6,854 452,981
Masterbrand, Inc.*(a) 21,605 261,853
Modine Manufacturing Co.*(a) 2,672 493,411
Owens Corning(a) 16,688 1,999,890
Resideo Technologies, Inc.* 24,178 828,338
Simpson Manufacturing Co., Inc. 1,422 251,381
Trane Technologies plc 4,768 2,005,325
Trex Co., Inc.* 1,937 80,231
UFP Industries, Inc.(a) 3,234 334,008
Zurn Elkay Water Solutions Corp.(a) 4,774 220,129
15,542,215
Capital Markets -
3.4%
Acadian Asset Management, Inc. 3,080 170,694
Affiliated Managers Group, Inc.(a) 5,513 1,726,065
Ameriprise Financial, Inc. 1,937 1,021,167
Ares Management Corp., Class A 3,874 579,822
Artisan Partners Asset Management,
Inc., Class A(a) 2,980 132,670
Bank of New York Mellon Corp. (The) 18,029 2,162,038
BGC Group, Inc., Class A 23,716 216,053
BlackRock, Inc. 3,576 4,001,329
Blackstone, Inc. 15,198 2,164,499
Blue Owl Capital, Inc., Class A(a) 29,651 404,440
Carlyle Group, Inc. (The)(a) 4,710 276,854
Charles Schwab Corp. (The) 43,508 4,521,351
CME Group, Inc. 7,599 2,196,567
Cohen & Steers, Inc. 149 9,575
Coinbase Global, Inc., Class A* 4,547 885,483
DigitalBridge Group, Inc. 5,364 82,552
Donnelley Financial Solutions,
Inc.*(a) 1,099 56,873
Evercore, Inc., Class A 1,639 579,010
FactSet Research Systems, Inc. 1,639 416,896
Federated Hermes, Inc., Class B 13,818 736,223
Franklin Resources, Inc.(a) 51,194 1,362,784
Freedom Holding Corp.*(a) 149 18,431
Galaxy Digital, Inc., Class A*(a) 5,513 155,797
Gemini Space Station, Inc., Class
A*(a) 9,536 79,530
Goldman Sachs Group, Inc. (The) 7,723 7,224,171
Hamilton Lane, Inc., Class A(a) 2,198 310,446
Houlihan Lokey, Inc., Class A(a) 1,639 275,876
Interactive Brokers Group, Inc., Class
A 10,132 758,684
Intercontinental Exchange, Inc. 14,304 2,485,749
Invesco Ltd. 61,835 1,687,477
Janus Henderson Group plc 23,542 1,133,076
Jefferies Financial Group, Inc. 28,798 1,761,862
KKR & Co., Inc. 14,453 1,651,400
Lazard, Inc., Class A(a) 2,310 124,093
LPL Financial Holdings, Inc. 1,884 686,718
MarketAxess Holdings, Inc. 1,043 176,507

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Moelis & Co., Class A(a) 3,002 $ 215,153
Moody's Corp. 3,278 1,690,006
Morgan Stanley 32,184 5,883,235
Morningstar, Inc. 596 120,446
MSCI, Inc., Class A 1,639 998,512
Nasdaq, Inc. 7,599 736,267
Northern Trust Corp.(c) 5,513 823,808
P10, Inc., Class A(a) 11,175 120,466
Perella Weinberg Partners, Class
A(a) 1,937 43,214
Piper Sandler Cos.(a) 788 272,924
PJT Partners, Inc., Class A(a) 462 79,940
Raymond James Financial, Inc. 4,710 781,201
Robinhood Markets, Inc., Class A* 14,900 1,482,252
S&P Global, Inc. 6,407 3,381,551
SEI Investments Co. 3,454 303,434
State Street Corp.(a) 7,897 1,033,401
StepStone Group, Inc., Class A(a) 2,198 155,377
Stifel Financial Corp. 4,619 569,523
StoneX Group, Inc.*(a) 8,493 953,424
T. Rowe Price Group, Inc.(a) 4,768 503,882
TPG, Inc., Class A(a) 3,850 226,803
Tradeweb Markets, Inc., Class A 4,470 460,723
Victory Capital Holdings, Inc., Class
A(a) 7,546 532,219
Virtu Financial, Inc., Class A 16,632 690,394
Virtus Investment Partners, Inc.(a) 1,639 267,567
WisdomTree, Inc.(a) 158 2,560
64,561,044
Chemicals -
1.6%
Air Products and Chemicals, Inc.(a) 4,321 1,177,472
Albemarle Corp.(a) 5,158 880,110
Ashland, Inc. 8,940 546,770
Avient Corp. 13,708 495,544
Axalta Coating Systems Ltd.* 36,952 1,240,848
Balchem Corp. 1,738 295,755
Cabot Corp.(a) 8,344 602,353
Celanese Corp., Class A(a) 21,754 966,748
CF Industries Holdings, Inc. 29,353 2,736,580
Chemours Co. (The)(a) 20,562 308,224
Corteva, Inc. 14,155 1,030,484
Dow, Inc. 21,989 605,797
DuPont de Nemours, Inc. 10,358 454,923
Eastman Chemical Co. 23,244 1,611,274
Ecolab, Inc. 5,066 1,428,561
Ecovyst, Inc.* 28,266 299,902
Element Solutions, Inc.(a) 11,858 345,068
FMC Corp.(a) 15,347 242,483
Hawkins, Inc.(a) 474 61,739
HB Fuller Co. 2,533 152,233
Huntsman Corp. 38,740 419,167
Ingevity Corp.* 6,160 405,266
Innospec, Inc. 596 48,705
Investments Shares Value
Chemicals
(continued)
International Flavors & Fragrances,
Inc. 7,897 $ 551,290
Linde plc 11,957 5,463,990
LyondellBasell Industries NV, Class
A(a) 4,619 226,331
Minerals Technologies, Inc. 4,172 274,351
Mosaic Co. (The) 59,444 1,634,710
NewMarket Corp.(a) 316 211,970
Olin Corp.(a) 2,682 55,812
Perimeter Solutions, Inc.* 9,024 235,978
PPG Industries, Inc. 5,066 585,782
PureCycle Technologies, Inc.*(a) 11,396 108,946
Quaker Chemical Corp.(a) 1,043 160,351
RPM International, Inc. 2,528 270,395
Scotts Miracle-Gro Co. (The)(a) 6,854 440,164
Sensient Technologies Corp. 894 84,501
Sherwin-Williams Co. (The) 4,917 1,743,765
Solstice Advanced Materials, Inc.* 4,321 266,908
Stepan Co. 2,533 145,926
Westlake Corp.(a) 7,599 602,753
29,419,929
Commercial Services & Supplies -
0.6%
ABM Industries, Inc. 10,687 492,029
ACV Auctions, Inc., Class A* 11,771 91,931
Brady Corp., Class A 948 81,974
BrightView Holdings, Inc.*(a) 9,387 125,410
Brink's Co. (The) 2,235 283,934
Casella Waste Systems, Inc., Class
A*(a) 1,694 170,891
Cimpress plc*(a) 1,788 141,413
Cintas Corp. 7,152 1,368,821
Clean Harbors, Inc.* 1,639 425,992
Copart, Inc.* 18,634 756,168
CoreCivic, Inc.* 8,624 159,803
Deluxe Corp.(a) 9,579 252,886
Enviri Corp.*(a) 302 5,714
GEO Group, Inc. (The)*(a) 8,316 132,890
Healthcare Services Group, Inc.* 5,809 109,325
HNI Corp.(a) 12,516 598,140
Interface, Inc., Class A 5,082 159,931
MillerKnoll, Inc.(a) 7,748 155,580
MSA Safety, Inc.(a) 1,884 333,751
OPENLANE, Inc.* 2,826 84,893
Pitney Bowes, Inc.(a) 37,189 387,881
Republic Services, Inc., Class A 4,321 929,404
Rollins, Inc. 5,532 350,397
Tetra Tech, Inc. 7,897 297,401
UniFirst Corp. 785 168,775
Veralto Corp. 5,852 579,231
Vestis Corp.(a) 9,089 59,351
Waste Management, Inc. 9,089 2,019,939
10,723,855
Communications Equipment -
0.9%
ADTRAN Holdings, Inc.*(a) 2,464 22,718
Arista Networks, Inc.* 21,903 3,104,531

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Communications Equipment
(continued)
Calix, Inc.* 3,140 $ 140,264
Ciena Corp.* 3,255 819,642
Cisco Systems, Inc. 103,257 8,087,088
Digi International, Inc.*(a) 3,160 136,101
Extreme Networks, Inc.* 8,637 125,927
F5, Inc.* 1,099 302,895
Harmonic, Inc.* 1,926 18,721
Lumentum Holdings, Inc.*(a) 2,947 1,154,752
Motorola Solutions, Inc. 3,696 1,487,788
NetScout Systems, Inc.* 9,422 262,026
Viasat, Inc.*(a) 21,456 969,168
Viavi Solutions, Inc.* 4,239 103,686
Vistance Networks, Inc.* 34,348 618,264
17,353,571
Construction & Engineering -
0.4%
AECOM(a) 3,388 326,705
API Group Corp.*(a) 10,856 451,284
Arcosa, Inc. 1,264 144,690
Argan, Inc. 770 267,275
Centuri Holdings, Inc.* 1,256 34,666
Comfort Systems USA, Inc. 785 896,548
Construction Partners, Inc., Class
A*(a) 1,192 130,977
Dycom Industries, Inc.* 1,264 460,589
EMCOR Group, Inc. 894 644,333
Everus Construction Group, Inc.*(a) 1,386 122,647
Fluor Corp.* 5,066 233,999
Granite Construction, Inc.(a) 2,384 287,844
Great Lakes Dredge & Dock
Corp.*(a) 4,620 69,208
IES Holdings, Inc.*(a) 476 181,018
MasTec, Inc.*(a) 1,044 251,061
MYR Group, Inc.* 894 223,536
Primoris Services Corp.(a) 2,926 433,779
Quanta Services, Inc. 3,234 1,534,953
Sterling Infrastructure, Inc.*(a) 1,490 533,286
Terrestrial Energy, Inc.*(a) 4,917 44,794
Tutor Perini Corp. 3,205 252,842
Valmont Industries, Inc. 628 279,812
WillScot Holdings Corp.(a) 2,384 47,751
7,853,597
Construction Materials -
0.2%
CRH plc 14,782 1,809,464
Eagle Materials, Inc. 1,580 322,020
Knife River Corp.* 745 50,042
Martin Marietta Materials, Inc. 1,341 874,265
Vulcan Materials Co.(a) 2,682 806,048
3,861,839
Consumer Finance -
0.9%
Ally Financial, Inc.(a) 50,660 2,141,905
American Express Co. 14,006 4,932,493
Bread Financial Holdings, Inc. 7,700 558,558
Investments Shares Value
Consumer Finance
(continued)
Capital One Financial Corp. 16,688 $ 3,653,504
Credit Acceptance Corp.*(a) 273 136,019
Encore Capital Group, Inc.*(a) 5,652 311,990
Enova International, Inc.*(a) 4,917 812,141
EZCORP, Inc., Class A*(a) 6,001 128,721
Figure Technology Solutions, Inc.,
Class A*(a) 745 42,376
FirstCash Holdings, Inc. 1,264 215,512
LendingClub Corp.* 10,068 170,250
Navient Corp.(a) 15,645 153,477
Nelnet, Inc., Class A 1,078 142,188
OneMain Holdings, Inc.(a) 21,513 1,409,962
PROG Holdings, Inc. 5,236 169,856
SLM Corp.(a) 38,144 1,035,610
SoFi Technologies, Inc.*(a) 27,118 618,562
Synchrony Financial 8,940 649,312
Upstart Holdings, Inc.*(a) 3,768 147,894
17,430,330
Consumer Staples Distribution & Retail -
1.5%
Albertsons Cos., Inc., Class A(a) 66,066 1,099,999
Andersons, Inc. (The)(a) 2,831 175,494
BJ's Wholesale Club Holdings,
Inc.*(a) 3,725 344,339
Casey's General Stores, Inc. 745 451,843
Chefs' Warehouse, Inc. (The)*(a) 2,772 174,359
Costco Wholesale Corp. 9,238 8,686,030
Dollar General Corp. 5,960 854,843
Dollar Tree, Inc.* 4,466 525,157
Grocery Outlet Holding Corp.*(a) 21,903 208,736
Ingles Markets, Inc., Class A(a) 1,256 94,024
Kroger Co. (The)(a) 16,986 1,067,570
Maplebear, Inc.*(a) 6,437 239,199
Natural Grocers by Vitamin Cottage,
Inc. 1,788 48,848
Performance Food Group Co.*(a) 3,454 329,684
PriceSmart, Inc.(a) 316 44,938
Sprouts Farmers Market, Inc.* 3,874 274,705
Sysco Corp. 11,473 962,011
Target Corp. 11,920 1,257,202
United Natural Foods, Inc.*(a) 4,917 183,060
US Foods Holding Corp.*(a) 6,594 551,390
Walmart, Inc.(a) 90,592 10,793,131
Weis Markets, Inc.(a) 1,561 111,065
28,477,627
Containers & Packaging -
0.5%
Amcor plc(a) 13,886 614,456
AptarGroup, Inc.(a) 1,937 242,028
Avery Dennison Corp. 2,682 497,538
Ball Corp. 49,319 2,804,772
Crown Holdings, Inc. 5,349 559,933
Eightco Holdings, Inc.*(a) 33,972 49,260
Graphic Packaging Holding Co.(a) 46,637 683,232
Greif, Inc., Class A(a) 5,057 357,125
International Paper Co.(a) 8,565 345,341
O-I Glass, Inc.*(a) 27,258 416,502

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
Packaging Corp. of America 2,156 $ 479,818
Sealed Air Corp.(a) 24,734 1,035,860
Silgan Holdings, Inc.(a) 18,774 810,098
Smurfit WestRock plc(a) 11,026 459,012
Sonoco Products Co.(a) 16,688 801,024
TriMas Corp. 1,107 38,490
10,194,489
Distributors -
0.1%
Genuine Parts Co.(a) 3,129 434,900
LKQ Corp.(a) 46,190 1,517,341
Pool Corp.(a) 1,043 265,016
2,217,257
Diversified Consumer Services -
0.3%
ADT, Inc. 54,362 434,896
Adtalem Global Education, Inc.* 1,937 200,576
Bright Horizons Family Solutions,
Inc.* 2,829 262,050
Coursera, Inc.* 6,109 37,021
Duolingo, Inc., Class A*(a) 1,490 199,749
Frontdoor, Inc.*(a) 2,198 129,924
Graham Holdings Co., Class B(a) 157 183,161
Grand Canyon Education, Inc.* 894 155,413
H&R Block, Inc.(a) 26,224 1,034,537
KinderCare Learning Cos., Inc.*(a) 149 696
Laureate Education, Inc.* 7,864 269,735
Matthews International Corp., Class
A(a) 4,321 113,599
McGraw Hill, Inc.*(a) 3,129 46,153
Mister Car Wash, Inc.* 35,760 198,468
OneSpaWorld Holdings Ltd. 8,060 158,379
Perdoceo Education Corp. 5,340 171,040
Service Corp. International(a) 4,470 359,522
Strategic Education, Inc. 5,215 443,379
Stride, Inc.*(a) 7,599 642,875
Udemy, Inc.* 7,450 35,835
5,077,008
Diversified REITs -
0.1%
Alexander & Baldwin, Inc., REIT 2,686 55,707
American Assets Trust, Inc., REIT 149 2,691
Broadstone Net Lease, Inc., REIT 3,234 59,861
Essential Properties Realty Trust,
Inc., REIT(a) 10,430 316,655
Global Net Lease, Inc., REIT(a) 43,428 410,829
WP Carey, Inc., REIT(a) 5,513 384,532
1,230,275
Diversified Telecommunication Services -
0.9%
AST SpaceMobile, Inc., Class A*(a) 6,448 717,082
AT&T, Inc. 180,886 4,741,022
Cogent Communications Holdings,
Inc.(a) 4,619 112,242
Comcast Corp., Class A 90,890 2,703,977
Investments Shares Value
Diversified Telecommunication Services
(continued)
GCI Liberty, Inc., Class A*(a) 2,086 $ 78,162
GCI Liberty, Inc., Class C*(a) 5,066 187,391
Globalstar, Inc.*(a) 2,763 170,256
Iridium Communications, Inc.(a) 9,089 181,053
Liberty Global Ltd., Class A*(a) 27,795 308,247
Liberty Global Ltd., Class C*(a) 33,264 368,565
Liberty Latin America Ltd., Class A* 7,238 55,877
Liberty Latin America Ltd., Class
C*(a) 13,261 103,171
Lumen Technologies, Inc.* 180,290 1,590,158
Uniti Group, Inc.(a) 41,422 344,631
Verizon Communications, Inc.(a) 106,684 4,749,572
16,411,406
Electric Utilities -
1.3%
Alliant Energy Corp.(a) 5,966 393,219
American Electric Power Co., Inc. 13,410 1,606,183
Constellation Energy Corp. 6,705 1,881,959
Duke Energy Corp. 19,817 2,404,793
Edison International 8,812 548,811
Entergy Corp. 9,834 942,982
Evergy, Inc. 7,238 555,372
Eversource Energy 8,172 564,930
Exelon Corp.(a) 28,012 1,254,377
FirstEnergy Corp.(a) 14,446 683,874
Hawaiian Electric Industries, Inc.*(a) 36,207 554,691
IDACORP, Inc.(a) 1,694 224,946
MGE Energy, Inc. 948 75,726
NextEra Energy, Inc. 52,746 4,636,373
NRG Energy, Inc. 3,430 523,521
OGE Energy Corp.(a) 6,258 273,350
Otter Tail Corp.(a) 7,748 690,812
PG&E Corp. 50,722 782,133
Pinnacle West Capital Corp.(a) 5,513 515,796
Portland General Electric Co. 19,072 958,368
PPL Corp.(a) 16,390 594,138
Southern Co. (The) 27,714 2,475,137
TXNM Energy, Inc. 5,082 299,432
Xcel Energy, Inc. 13,559 1,031,298
24,472,221
Electrical Equipment -
1.1%
Acuity, Inc. 1,341 414,691
AMETEK, Inc. 4,867 1,090,111
Array Technologies, Inc.*(a) 36,498 413,340
Atkore, Inc. 7,084 491,984
Bloom Energy Corp., Class A* 5,690 861,295
Eaton Corp. plc 8,195 2,879,887
Emerson Electric Co. 12,218 1,795,557
EnerSys 6,705 1,208,174
Enovix Corp.*(a) 5,960 39,455
Eos Energy Enterprises, Inc.*(a) 5,278 77,270
GE Vernova, Inc. 5,811 4,220,936
Generac Holdings, Inc.* 2,682 450,683
Hubbell, Inc., Class B 1,106 539,662
Nextpower, Inc., Class A*(a) 6,546 766,471
NuScale Power Corp., Class A* 447 7,813

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
nVent Electric plc 4,172 $ 468,349
Plug Power, Inc.*(a) 7,301 15,442
Powell Industries, Inc.(a) 154 68,313
Regal Rexnord Corp. 12,069 1,949,143
Rockwell Automation, Inc. 2,384 1,005,214
Sensata Technologies Holding plc 24,734 855,549
Shoals Technologies Group, Inc.,
Class A*(a) 17,936 169,316
Sunrun, Inc.*(a) 13,410 254,790
Thermon Group Holdings, Inc.* 69 3,122
Vertiv Holdings Co., Class A 8,344 1,553,486
Vicor Corp.*(a) 471 74,262
21,674,315
Electronic Equipment, Instruments & Components -
1.1%
Advanced Energy Industries, Inc.(a) 1,232 314,604
Amphenol Corp., Class A 25,032 3,606,611
Arrow Electronics, Inc.* 8,190 1,085,093
Avnet, Inc.(a) 16,539 1,031,868
Badger Meter, Inc.(a) 1,540 225,733
Bel Fuse, Inc., Class B(a) 628 126,347
Belden, Inc. 1,937 227,617
Benchmark Electronics, Inc.(a) 3,234 168,621
CDW Corp. 2,384 301,314
Cognex Corp. 4,917 190,485
Coherent Corp.* 3,618 767,667
Corning, Inc. 16,806 1,735,220
Crane NXT Co.(a) 149 7,528
CTS Corp.(a) 790 40,614
ePlus, Inc. 1,937 166,214
Fabrinet* 845 413,577
Flex Ltd.*(a) 10,430 657,507
Insight Enterprises, Inc.*(a) 5,513 463,202
IPG Photonics Corp.*(a) 471 43,525
Itron, Inc.*(a) 1,738 172,201
Jabil, Inc. 2,384 565,461
Keysight Technologies, Inc.* 3,725 805,829
Knowles Corp.* 2,213 53,643
Littelfuse, Inc. 770 249,295
Mirion Technologies, Inc., Class A*(a) 12,936 321,330
Novanta, Inc.* 814 109,516
OSI Systems, Inc.*(a) 471 117,816
PC Connection, Inc. 158 9,292
Plexus Corp.*(a) 628 125,179
Powerfleet, Inc. NJ*(a) 149 761
Ralliant Corp. 2,682 142,066
Rogers Corp.* 33 3,209
Sanmina Corp.* 2,412 341,732
ScanSource, Inc.* 3,634 156,226
TD SYNNEX Corp. 13,708 2,175,048
TE Connectivity plc 6,407 1,427,351
Teledyne Technologies, Inc.* 1,106 686,052
TTM Technologies, Inc.*(a) 4,972 488,250
Vishay Intertechnology, Inc. 149 3,002
Vontier Corp.(a) 8,323 312,113
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Zebra Technologies Corp., Class A* 942 $ 221,351
20,060,070
Energy Equipment & Services -
0.6%
Archrock, Inc.(a) 9,856 291,639
Atlas Energy Solutions, Inc., Class
A(a) 5,698 66,496
Baker Hughes Co., Class A 24,436 1,369,393
Bristow Group, Inc., Class A* 1,341 58,950
Cactus, Inc., Class A 4,619 259,726
Halliburton Co. 19,028 637,819
Helix Energy Solutions Group,
Inc.*(a) 12,012 95,375
Helmerich & Payne, Inc.(a) 2,384 80,770
Innovex International, Inc.*(a) 1,811 45,003
Liberty Energy, Inc., Class A 11,175 275,464
Noble Corp. plc 20,860 743,033
NOV, Inc.(a) 72,861 1,336,999
Oceaneering International, Inc.* 7,536 226,834
Patterson-UTI Energy, Inc.(a) 80,311 604,742
RPC, Inc.(a) 9,463 62,929
Seadrill Ltd.* 149 5,734
Select Water Solutions, Inc., Class
A(a) 11,463 138,588
SLB Ltd. 35,958 1,739,648
TechnipFMC plc 9,834 547,950
Tidewater, Inc.*(a) 9,422 588,781
Transocean Ltd.* 49,896 247,983
Valaris Ltd.*(a) 4,023 232,248
Weatherford International plc(a) 12,814 1,205,541
10,861,645
Entertainment -
1.1%
AMC Entertainment Holdings, Inc.,
Class A*(a) 147,659 205,246
Atlanta Braves Holdings, Inc., Class
C* 298 11,899
Cinemark Holdings, Inc.(a) 6,776 160,456
Electronic Arts, Inc. 5,066 1,033,059
IMAX Corp.* 1,738 60,674
Liberty Media Corp.-Liberty Formula
One, Class A*(a) 1,232 98,178
Liberty Media Corp.-Liberty Formula
One, Class C* 4,619 401,945
Lionsgate Studios Corp.* 37,201 351,177
Live Nation Entertainment, Inc.*(a) 3,427 498,457
Madison Square Garden Sports
Corp.*(a) 314 89,035
Netflix, Inc.* 87,910 7,339,606
Playtika Holding Corp.(a) 40,040 144,945
ROBLOX Corp., Class A* 12,218 803,456
Roku, Inc., Class A* 5,652 538,070
Sphere Entertainment Co.*(a) 3,768 359,882
Take-Two Interactive Software, Inc.* 3,925 864,677
TKO Group Holdings, Inc., Class A(a) 1,788 362,213
Walt Disney Co. (The) 45,594 5,143,003

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
Warner Bros Discovery, Inc.* 50,574 $ 1,392,808
Warner Music Group Corp., Class A 2,235 67,005
19,925,791
Financial Services -
3.4%
Affirm Holdings, Inc., Class A* 6,757 407,447
Apollo Global Management, Inc.(a) 11,175 1,503,484
Berkshire Hathaway, Inc., Class B* 47,646 22,895,332
Block, Inc., Class A* 10,016 605,267
Burford Capital Ltd.(a) 42,018 407,154
Cannae Holdings, Inc.(a) 14,751 212,562
Cantaloupe, Inc.* 2,355 25,293
Corebridge Financial, Inc.(a) 3,696 113,948
Corpay, Inc.* 1,568 493,340
Enact Holdings, Inc.(a) 3,850 153,114
Equitable Holdings, Inc. 9,238 428,643
Essent Group Ltd. 18,476 1,162,510
Euronet Worldwide, Inc.*(a) 8,791 636,996
EVERTEC, Inc. 596 17,886
Federal Agricultural Mortgage Corp.,
Class C 1,639 277,483
Fidelity National Information
Services, Inc. 14,900 823,225
Fiserv, Inc.* 12,665 807,140
Flywire Corp.*(a) 6,930 87,318
Global Payments, Inc. 5,215 374,124
HA Sustainable Infrastructure Capital,
Inc.(a) 23,393 804,953
Jack Henry & Associates, Inc.(a) 2,533 453,939
Jackson Financial, Inc., Class A 12,876 1,531,214
Marqeta, Inc., Class A* 596 2,461
Mastercard, Inc., Class A 17,135 9,232,167
Merchants Bancorp 2,687 111,403
MGIC Investment Corp. 42,912 1,155,191
NCR Atleos Corp.*(a) 12,562 468,563
NMI Holdings, Inc., Class A* 15,198 588,467
Payoneer Global, Inc.* 447 2,856
PayPal Holdings, Inc. 22,648 1,193,323
PennyMac Financial Services, Inc. 4,774 477,018
Radian Group, Inc. 27,714 911,791
Remitly Global, Inc.*(a) 9,244 122,206
Rocket Cos., Inc., Class A 23,299 417,751
Shift4 Payments, Inc., Class A*(a) 1,192 70,376
Toast, Inc., Class A* 11,324 352,290
UWM Holdings Corp., Class A(a) 149 732
Visa, Inc., Class A 35,760 11,508,641
Voya Financial, Inc. 17,582 1,347,836
Walker & Dunlop, Inc. 745 46,853
Western Union Co. (The)(a) 72,265 677,123
WEX, Inc.*(a) 6,556 1,008,968
63,918,388
Food Products -
0.9%
Archer-Daniels-Midland Co. 12,963 872,539
Bunge Global SA 4,447 506,424
Investments Shares Value
Food Products
(continued)
Cal-Maine Foods, Inc.(a) 7,301 $ 609,853
Campbell's Co. (The)(a) 34,866 975,551
Conagra Brands, Inc.(a) 96,105 1,778,904
Darling Ingredients, Inc.*(a) 3,129 142,870
Flowers Foods, Inc.(a) 30,800 352,044
Fresh Del Monte Produce, Inc.(a) 6,437 255,291
Freshpet, Inc.* 2,533 176,550
General Mills, Inc. 12,069 558,312
Hershey Co. (The) 2,831 551,337
Hormel Foods Corp.(a) 59,004 1,452,088
Ingredion, Inc. 12,012 1,418,617
J & J Snack Foods Corp. 1,490 141,550
J M Smucker Co. (The)(a) 20,860 2,187,380
Kraft Heinz Co. (The)(a) 18,923 449,232
Lamb Weston Holdings, Inc.(a) 5,066 232,681
Marzetti Co. (The) 894 153,384
McCormick & Co., Inc. (Non-Voting)
(a) 4,124 254,987
Mission Produce, Inc.* 7,700 103,642
Mondelez International, Inc., Class
A(a) 31,886 1,864,374
Pilgrim's Pride Corp.(a) 5,662 245,561
Post Holdings, Inc.*(a) 9,983 1,021,361
Seaboard Corp. 28 142,304
Simply Good Foods Co. (The)* 21,009 394,339
Tootsie Roll Industries, Inc.(a) 2,413 91,404
TreeHouse Foods, Inc.* 10,579 260,667
Tyson Foods, Inc., Class A 5,667 370,225
Utz Brands, Inc.(a) 22,201 233,999
17,797,470
Gas Utilities -
0.3%
Atmos Energy Corp.(a) 2,926 486,711
Chesapeake Utilities Corp.(a) 1,570 202,028
MDU Resources Group, Inc.(a) 12,218 250,591
National Fuel Gas Co.(a) 16,241 1,360,184
New Jersey Resources Corp.(a) 16,324 807,712
Northwest Natural Holding Co. 3,611 168,128
ONE Gas, Inc.(a) 1,570 124,909
Southwest Gas Holdings, Inc. 1,192 98,721
Spire, Inc.(a) 11,622 981,943
UGI Corp.(a) 38,192 1,531,881
6,012,808
Ground Transportation -
0.8%
ArcBest Corp.(a) 1,721 155,269
Avis Budget Group, Inc.*(a) 3,278 376,937
CSX Corp. 40,230 1,519,085
Hertz Global Holdings, Inc.*(a) 31,570 154,693
JB Hunt Transport Services, Inc. 1,588 321,919
Knight-Swift Transportation Holdings,
Inc., Class A 4,620 254,562
Landstar System, Inc. 807 120,534
Lyft, Inc., Class A* 19,780 333,689
Marten Transport Ltd.(a) 9,834 120,958
Norfolk Southern Corp. 4,917 1,432,027
Old Dominion Freight Line, Inc. 4,172 722,590

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Ryder System, Inc. 7,748 $ 1,482,037
Saia, Inc.*(a) 1,043 349,269
Schneider National, Inc., Class B(a) 1,766 47,399
Uber Technologies, Inc.* 43,210 3,458,961
U-Haul Holding Co.*(a) 1,937 109,537
U-Haul Holding Co.(a) 1,937 99,388
Union Pacific Corp. 15,049 3,538,020
Werner Enterprises, Inc. 1,788 61,239
XPO, Inc.*(a) 2,926 433,370
15,091,483
Health Care Equipment & Supplies -
1.9%
Abbott Laboratories 44,253 4,836,853
Align Technology, Inc.* 2,831 461,538
Alphatec Holdings, Inc.* 8,791 130,370
Artivion, Inc.* 616 25,114
AtriCure, Inc.* 2,512 92,768
Baxter International, Inc.(a) 102,512 2,057,416
Becton Dickinson & Co. 7,152 1,455,289
Boston Scientific Corp.* 31,290 2,926,554
CONMED Corp. 8,046 308,886
Cooper Cos., Inc. (The)*(a) 5,215 424,397
Dentsply Sirona, Inc.(a) 29,445 367,179
Dexcom, Inc.* 6,854 500,616
Edwards Lifesciences Corp.* 12,516 1,018,302
Embecta Corp. 4,166 44,201
Enovis Corp.*(a) 7,301 160,914
Envista Holdings Corp.*(a) 10,661 250,214
Establishment Labs Holdings, Inc.*(a) 12 818
GE HealthCare Technologies, Inc. 9,685 764,824
Glaukos Corp.* 1,904 227,299
Globus Medical, Inc., Class A*(a) 4,023 364,806
Haemonetics Corp.* 8,195 546,279
Hologic, Inc.* 4,466 334,637
ICU Medical, Inc.* 1,413 211,809
IDEXX Laboratories, Inc.* 1,727 1,157,884
Inspire Medical Systems, Inc.*(a) 1,043 79,039
Insulet Corp.* 1,192 304,925
Integer Holdings Corp.* 7,152 621,223
Integra LifeSciences Holdings
Corp.*(a) 5,811 64,735
Intuitive Surgical, Inc.* 7,301 3,681,310
IRhythm Holdings, Inc.*(a) 1,639 253,242
Kestra Medical Technologies Ltd.* 2,002 49,389
Lantheus Holdings, Inc.*(a) 12,665 847,542
LeMaitre Vascular, Inc.(a) 149 12,661
LivaNova plc* 9,394 617,280
Masimo Corp.* 1,788 245,546
Medtronic plc 33,376 3,436,393
Merit Medical Systems, Inc.*(a) 1,788 144,989
Neogen Corp.* 20,264 207,098
Novocure Ltd.* 7,599 94,228
Omnicell, Inc.*(a) 3,651 177,073
Penumbra, Inc.* 1,490 533,673
PROCEPT BioRobotics Corp.*(a) 1,341 38,835
Investments Shares Value
Health Care Equipment & Supplies
(continued)
QuidelOrtho Corp.*(a) 14,784 $ 401,681
ResMed, Inc.(a) 2,831 731,276
Solventum Corp.* 4,321 332,587
STAAR Surgical Co.* 149 2,824
STERIS plc(a) 2,235 586,911
Stryker Corp. 7,450 2,753,222
Tandem Diabetes Care, Inc.* 2,384 47,418
Teleflex, Inc.(a) 8,195 855,312
TransMedics Group, Inc.*(a) 1,192 159,698
UFP Technologies, Inc.*(a) 616 154,702
Zimmer Biomet Holdings, Inc.(a) 4,172 363,256
36,467,035
Health Care Providers & Services -
1.8%
Acadia Healthcare Co., Inc.*(a) 11,175 150,192
AdaptHealth Corp., Class A*(a) 13,559 136,268
Addus HomeCare Corp.*(a) 745 77,093
Alignment Healthcare, Inc.* 2,482 55,920
AMN Healthcare Services, Inc.* 1,788 38,084
Ardent Health, Inc.* 149 1,217
Astrana Health, Inc.*(a) 2,831 64,377
Brookdale Senior Living, Inc.* 43,606 654,090
Cardinal Health, Inc. 6,556 1,408,753
Castle Biosciences, Inc.* 3,129 123,251
Cencora, Inc. 3,874 1,391,618
Centene Corp.* 13,410 580,921
Chemed Corp. 596 254,576
Cigna Group (The) 6,940 1,902,324
Clover Health Investments Corp.,
Class A*(a) 447 1,001
Concentra Group Holdings Parent,
Inc. 298 6,610
CVS Health Corp. 32,333 2,409,455
DaVita, Inc.*(a) 6,109 667,958
Elevance Health, Inc. 5,852 2,023,271
Encompass Health Corp.(a) 3,129 295,784
Ensign Group, Inc. (The) 2,002 343,663
GeneDx Holdings Corp., Class A* 462 44,472
Guardant Health, Inc.* 4,175 476,117
HCA Healthcare, Inc. 4,026 1,965,775
HealthEquity, Inc.* 3,476 297,789
Henry Schein, Inc.*(a) 18,923 1,428,308
Hims & Hers Health, Inc.*(a) 5,364 145,311
Humana, Inc. 2,831 552,611
Labcorp Holdings, Inc. 2,464 669,025
LifeStance Health Group, Inc.*(a) 28,459 201,205
McKesson Corp. 3,278 2,724,706
Molina Healthcare, Inc.* 10,132 1,819,606
National HealthCare Corp.(a) 2,041 292,088
NeoGenomics, Inc.* 4,172 50,314
Omada Health, Inc.*(a) 2,831 42,324
OPKO Health, Inc.*(a) 56,620 71,341
Option Care Health, Inc.*(a) 8,063 274,142
PACS Group, Inc.* 6,258 211,270
Pediatrix Medical Group, Inc.*(a) 19,472 416,311
Pennant Group, Inc. (The)* 2,156 59,549

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Privia Health Group, Inc.*(a) 7,854 $ 182,370
Progyny, Inc.*(a) 4,620 110,280
Quest Diagnostics, Inc.(a) 2,772 518,447
RadNet, Inc.*(a) 1,341 94,004
Select Medical Holdings Corp. 19,668 296,003
Surgery Partners, Inc.*(a) 2,831 42,069
Tenet Healthcare Corp.* 2,682 507,649
UnitedHealth Group, Inc. 23,140 6,639,560
Universal Health Services, Inc.,
Class B 10,281 2,069,154
US Physical Therapy, Inc.(a) 447 37,490
34,825,716
Health Care REITs -
0.4%
Alexandria Real Estate Equities, Inc.,
REIT 7,599 415,209
American Healthcare REIT, Inc.,
REIT(a) 4,774 223,948
CareTrust REIT, Inc., REIT(a) 6,638 247,863
Healthcare Realty Trust, Inc., Class
A, REIT(a) 59,898 1,005,688
Healthpeak Properties, Inc., REIT(a) 32,482 559,990
LTC Properties, Inc., REIT 4,321 157,587
Medical Properties Trust, Inc.,
REIT(a) 88,208 442,804
National Health Investors, Inc., REIT 924 75,879
Omega Healthcare Investors, Inc.,
REIT 10,626 466,269
Sabra Health Care REIT, Inc.,
REIT(a) 10,364 194,118
Ventas, Inc., REIT 8,323 646,447
Welltower, Inc., REIT 13,969 2,631,201
7,067,003
Health Care Technology -
0.1%
Certara, Inc.*(a) 298 2,619
Doximity, Inc., Class A* 5,809 217,663
Evolent Health, Inc., Class A*(a) 4,811 15,443
HealthStream, Inc. 3,576 79,709
Phreesia, Inc.* 5,364 72,039
Schrodinger, Inc.*(a) 3,874 54,120
Teladoc Health, Inc.*(a) 21,009 114,499
Veeva Systems, Inc., Class A* 2,831 577,298
Waystar Holding Corp.*(a) 298 7,915
1,141,305
Hotel & Resort REITs -
0.2%
Apple Hospitality REIT, Inc., REIT(a) 35,462 412,778
DiamondRock Hospitality Co., REIT 7,647 70,200
Host Hotels & Resorts, Inc., REIT(a) 128,736 2,385,478
Park Hotels & Resorts, Inc., REIT(a) 46,637 509,742
Pebblebrook Hotel Trust, REIT(a) 14,602 166,755
RLJ Lodging Trust, REIT(a) 17,433 129,527
Ryman Hospitality Properties, Inc.,
REIT(a) 3,129 296,316
Investments Shares Value
Hotel & Resort REITs
(continued)
Sunstone Hotel Investors, Inc., REIT 16,986 $ 148,967
Xenia Hotels & Resorts, Inc., REIT(a) 8,875 130,906
4,250,669
Hotels, Restaurants & Leisure -
2.0%
Accel Entertainment, Inc., Class A* 7,748 87,630
Airbnb, Inc., Class A* 8,332 1,077,911
Aramark 9,387 361,306
BJ's Restaurants, Inc.* 664 27,769
Booking Holdings, Inc. 848 4,241,560
Boyd Gaming Corp.(a) 11,622 982,524
Brinker International, Inc.* 7,897 1,245,515
Caesars Entertainment, Inc.* 42,614 882,110
Carnival Corp.* 24,734 742,515
Cava Group, Inc.*(a) 2,086 126,453
Cheesecake Factory, Inc. (The)(a) 2,826 163,795
Chipotle Mexican Grill, Inc., Class A* 29,502 1,146,743
Choice Hotels International, Inc.(a) 1,937 199,124
Churchill Downs, Inc.(a) 2,075 204,097
Darden Restaurants, Inc.(a) 2,682 534,657
Domino's Pizza, Inc.(a) 1,043 427,974
DoorDash, Inc., Class A* 7,536 1,542,016
DraftKings, Inc., Class A*(a) 11,175 307,424
Dutch Bros, Inc., Class A* 3,725 202,603
Expedia Group, Inc. 3,278 868,146
First Watch Restaurant Group,
Inc.*(a) 5,364 85,770
Flutter Entertainment plc* 3,129 516,754
Hilton Grand Vacations, Inc.*(a) 4,023 181,478
Hilton Worldwide Holdings, Inc. 4,768 1,423,296
Hyatt Hotels Corp., Class A 2,198 343,701
Las Vegas Sands Corp. 7,748 408,552
Life Time Group Holdings, Inc.* 5,966 174,028
Marriott International, Inc., Class A 4,768 1,503,350
Marriott Vacations Worldwide Corp.
(a) 4,432 240,702
McDonald's Corp. 18,231 5,742,765
MGM Resorts International* 10,132 339,827
Norwegian Cruise Line Holdings Ltd.* 80,311 1,763,630
Papa John's International, Inc.(a) 298 10,481
Penn Entertainment, Inc.*(a) 298 3,826
Planet Fitness, Inc., Class A* 3,297 300,159
Pursuit Attractions and Hospitality,
Inc.*(a) 2,054 71,335
Red Rock Resorts, Inc., Class A(a) 1,739 109,783
Royal Caribbean Cruises Ltd.(a) 5,513 1,789,795
Sabre Corp.*(a) 1,341 1,743
Serve Robotics, Inc.*(a) 7,897 82,366
Shake Shack, Inc., Class A* 447 39,591
Sharplink Gaming, Inc.*(a) 13,410 119,081
Six Flags Entertainment Corp.*(a) 23,989 432,042
Starbucks Corp. 28,310 2,603,105
Target Hospitality Corp.* 60 413
Texas Roadhouse, Inc., Class A 2,384 428,786
Travel + Leisure Co.(a) 12,069 839,278
United Parks & Resorts, Inc.*(a) 2,838 106,851

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Vail Resorts, Inc.(a) 811 $ 107,920
Wendy's Co. (The)(a) 40,379 314,552
Wingstop, Inc.(a) 745 197,745
Wyndham Hotels & Resorts, Inc.(a) 3,874 281,988
Wynn Resorts Ltd.(a) 2,682 288,181
Yum! Brands, Inc. 6,258 973,119
37,197,865
Household Durables -
0.8%
Cavco Industries, Inc.* 314 154,494
Century Communities, Inc.(a) 5,698 358,860
Champion Homes, Inc.* 2,980 233,572
DR Horton, Inc. 7,402 1,101,714
Dream Finders Homes, Inc., Class
A*(a) 149 2,740
Garmin Ltd. 3,427 691,020
Green Brick Partners, Inc.*(a) 6,908 479,346
Installed Building Products, Inc.(a) 596 171,732
KB Home(a) 12,814 737,318
La-Z-Boy, Inc. 5,066 184,453
Leggett & Platt, Inc.(a) 28,161 328,639
Lennar Corp., Class A(a) 5,960 651,726
Lennar Corp., Class B(a) 474 47,997
LGI Homes, Inc.*(a) 4,082 204,549
M/I Homes, Inc.* 5,066 677,324
Meritage Homes Corp. 14,006 973,557
Mohawk Industries, Inc.*(a) 9,893 1,171,133
Newell Brands, Inc. 48,425 205,806
NVR, Inc.* 67 511,594
PulteGroup, Inc. 5,662 708,260
Somnigroup International, Inc. 4,928 432,925
Sonos, Inc.* 785 11,265
Taylor Morrison Home Corp., Class
A* 19,519 1,189,683
Toll Brothers, Inc. 18,476 2,669,597
TopBuild Corp.*(a) 1,096 512,983
Tri Pointe Homes, Inc.* 17,402 580,357
Whirlpool Corp.(a) 11,622 929,644
15,922,288
Household Products -
0.7%
Central Garden & Pet Co.*(a) 1,192 40,325
Central Garden & Pet Co., Class A* 9,685 297,039
Church & Dwight Co., Inc. 5,658 544,582
Clorox Co. (The) 1,788 201,669
Colgate-Palmolive Co. 16,688 1,506,760
Energizer Holdings, Inc.(a) 7,599 165,886
Kimberly-Clark Corp.(a) 6,109 610,839
Procter & Gamble Co. (The) 60,047 9,113,333
Reynolds Consumer Products, Inc. 10,728 248,568
Spectrum Brands Holdings, Inc.(a) 5,513 351,233
WD-40 Co. 149 34,453
13,114,687
Investments Shares Value
Independent Power and Renewable Electricity Producers
-
0.2%
AES Corp. (The)(a) 136,335 $ 1,997,308
Clearway Energy, Inc., Class A(a) 157 5,302
Clearway Energy, Inc., Class C(a) 5,811 210,068
Ormat Technologies, Inc.(a) 2,041 255,002
Talen Energy Corp.*(a) 990 344,876
Vistra Corp. 7,003 1,108,925
3,921,481
Industrial Conglomerates -
0.3%
3M Co. 14,006 2,145,159
Honeywell International, Inc. 16,092 3,661,252
5,806,411
Industrial REITs -
0.3%
Americold Realty Trust, Inc., REIT(a) 3,985 49,454
EastGroup Properties, Inc., REIT 2,235 405,965
First Industrial Realty Trust, Inc.,
REIT 6,123 355,318
Innovative Industrial Properties, Inc.,
REIT 6,705 323,986
Lineage, Inc., REIT 8,791 313,927
LXP Industrial Trust, REIT 719 35,626
Prologis, Inc., REIT 19,966 2,606,761
Rexford Industrial Realty, Inc.,
REIT(a) 7,003 283,832
STAG Industrial, Inc., REIT 9,626 361,071
Terreno Realty Corp., REIT(a) 4,321 265,914
5,001,854
Insurance -
3.0%
Accelerant Holdings, Class A* 1,490 20,353
Aflac, Inc. 10,579 1,173,740
Allstate Corp. (The) 6,407 1,274,929
American Financial Group, Inc. 13,112 1,708,100
American International Group, Inc. 14,751 1,104,555
AMERISAFE, Inc. 2,980 112,078
Aon plc, Class A 4,619 1,614,987
Arch Capital Group Ltd.* 10,430 1,001,697
Arthur J Gallagher & Co. 5,066 1,263,308
Assurant, Inc.(a) 9,536 2,270,808
Assured Guaranty Ltd. 8,008 679,479
Ategrity Specialty Holdings LLC*(a) 1,043 18,576
Axis Capital Holdings Ltd. 13,708 1,414,391
Bowhead Specialty Holdings, Inc.* 5,960 146,378
Brighthouse Financial, Inc.* 11,920 763,595
Brown & Brown, Inc.(a) 4,917 354,516
Chubb Ltd. 9,685 2,998,089
Cincinnati Financial Corp. 3,129 503,425
CNO Financial Group, Inc. 19,817 833,305
Employers Holdings, Inc.(a) 6,258 272,974
Erie Indemnity Co., Class A(a) 1,192 337,348
Everest Group Ltd. 8,344 2,764,200
F&G Annuities & Life, Inc. 2,952 87,055
Fidelity National Financial, Inc. 8,008 435,555
First American Financial Corp. 19,221 1,214,383
Genworth Financial, Inc., Class A* 69,410 578,879

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Globe Life, Inc. 14,751 $ 2,068,385
Goosehead Insurance, Inc., Class A* 2,086 128,998
Hamilton Insurance Group Ltd.,
Class B*(a) 4,620 128,205
Hanover Insurance Group, Inc. (The) 6,109 1,063,821
Hartford Insurance Group, Inc. (The) 7,897 1,066,569
Heritage Insurance Holdings, Inc.* 1,694 44,163
Horace Mann Educators Corp. 5,809 260,301
Kemper Corp. 8,046 317,093
Kinsale Capital Group, Inc.(a) 636 251,780
Lemonade, Inc.*(a) 2,174 188,551
Lincoln National Corp. 30,694 1,277,177
Loews Corp. 5,215 550,548
Markel Group, Inc.* 308 628,517
Marsh & McLennan Cos., Inc. 13,112 2,467,547
Mercury General Corp.(a) 1,848 161,866
MetLife, Inc. 15,347 1,210,571
Old Republic International Corp.(a) 43,657 1,710,045
Oscar Health, Inc., Class A*(a) 36,952 530,261
Palomar Holdings, Inc.* 462 57,099
Primerica, Inc.(a) 1,256 330,378
Principal Financial Group, Inc. 6,908 654,326
Progressive Corp. (The) 14,751 3,068,208
Prudential Financial, Inc.(a) 9,536 1,059,545
Reinsurance Group of America, Inc. 12,367 2,507,409
RenaissanceRe Holdings Ltd. 8,046 2,266,558
RLI Corp.(a) 2,512 146,776
Root, Inc., Class A*(a) 745 46,287
Ryan Specialty Holdings, Inc., Class
A(a) 2,533 122,293
Safety Insurance Group, Inc.(a) 1,639 128,989
Selective Insurance Group, Inc. 10,497 882,588
SiriusPoint Ltd.*(a) 13,860 282,883
Skyward Specialty Insurance Group,
Inc.* 4,172 186,155
Slide Insurance Holdings, Inc.*(a) 6,705 115,527
Stewart Information Services Corp. 4,619 311,459
Travelers Cos., Inc. (The) 5,960 1,695,680
Trupanion, Inc.*(a) 447 14,300
United Fire Group, Inc. 1,788 64,261
Universal Insurance Holdings, Inc. 1,694 51,582
Unum Group 29,502 2,241,267
W R Berkley Corp.(a) 6,109 418,955
White Mountains Insurance Group
Ltd. 447 914,084
Willis Towers Watson plc 1,937 614,939
57,182,649
Interactive Media & Services -
5.9%
Alphabet, Inc., Class A 121,748 41,150,824
Alphabet, Inc., Class C 106,057 35,903,476
Cargurus, Inc., Class A* 3,611 116,996
fuboTV, Inc., Class A*(a) 11,622 25,917
Getty Images Holdings, Inc.*(a) 1,043 1,366
IAC, Inc.*(a) 4,917 181,683
Investments Shares Value
Interactive Media & Services
(continued)
Match Group, Inc. 10,835 $ 337,510
Meta Platforms, Inc., Class A 45,445 32,561,343
Pinterest, Inc., Class A* 8,940 197,842
QuinStreet, Inc.* 9,536 126,734
Reddit, Inc., Class A* 2,352 423,995
Rumble, Inc.*(a) 447 2,544
Snap, Inc., Class A*(a) 47,382 328,357
Taboola.com Ltd.*(a) 29,260 117,040
TripAdvisor, Inc.*(a) 21,605 287,131
Trump Media & Technology Group
Corp.* 298 3,809
Webtoon Entertainment, Inc.*(a) 149 1,801
Yelp, Inc., Class A* 3,129 85,672
Ziff Davis, Inc.*(a) 4,909 187,622
ZoomInfo Technologies, Inc., Class
A* 38,144 307,059
112,348,721
IT Services -
1.2%
Accenture plc, Class A 15,794 4,163,930
Akamai Technologies, Inc.*(a) 26,820 2,605,563
Applied Digital Corp.*(a) 9,001 304,954
ASGN, Inc.*(a) 6,258 325,979
BigBear.ai Holdings, Inc.*(a) 596 3,004
Cloudflare, Inc., Class A* 6,930 1,229,035
Cognizant Technology Solutions
Corp., Class A 11,396 935,156
CoreWeave, Inc., Class A*(a) 4,619 430,445
DigitalOcean Holdings, Inc.*(a) 4,191 231,553
DXC Technology Co.* 36,952 533,217
EPAM Systems, Inc.*(a) 1,788 372,977
Fastly, Inc., Class A* 27,714 256,354
Gartner, Inc.*(a) 1,639 343,551
GoDaddy, Inc., Class A* 3,278 329,505
Grid Dynamics Holdings, Inc.*(a) 11,920 98,578
International Business Machines
Corp. 24,138 7,403,125
Kyndryl Holdings, Inc.*(a) 46,190 1,062,370
MongoDB, Inc., Class A*(a) 1,540 571,848
Okta, Inc., Class A*(a) 2,687 226,998
Snowflake, Inc., Class A* 6,556 1,263,341
Twilio, Inc., Class A* 3,696 445,220
VeriSign, Inc. 1,848 451,337
23,588,040
Leisure Products -
0.2%
Acushnet Holdings Corp.(a) 948 91,899
Brunswick Corp. 12,665 1,015,986
Callaway Golf Co.* 19,315 277,170
Hasbro, Inc. 6,006 536,396
Mattel, Inc.* 57,663 1,204,580
Peloton Interactive, Inc., Class A*(a) 29,353 164,083
Polaris, Inc.(a) 8,791 561,218
YETI Holdings, Inc.*(a) 860 39,311
3,890,643

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Life Sciences Tools & Services -
0.8%
10X Genomics, Inc., Class A*(a) 9,685 $ 195,637
Adaptive Biotechnologies Corp.*(a) 8,794 162,689
Agilent Technologies, Inc. 5,811 777,802
Avantor, Inc.*(a) 120,839 1,319,562
Azenta, Inc.*(a) 2,235 86,897
BioLife Solutions, Inc.*(a) 5,181 112,946
Bio-Rad Laboratories, Inc., Class
A*(a) 637 187,087
Bio-Techne Corp.(a) 7,599 487,020
Bruker Corp.(a) 4,768 211,175
Charles River Laboratories
International, Inc.* 2,075 436,746
Danaher Corp. 13,112 2,870,086
Fortrea Holdings, Inc.* 9,903 166,469
Illumina, Inc.*(a) 2,682 388,380
IQVIA Holdings, Inc.* 4,158 956,964
Medpace Holdings, Inc.* 447 260,368
Mettler-Toledo International, Inc.* 474 650,916
Repligen Corp.*(a) 1,788 267,074
Revvity, Inc.(a) 4,172 453,914
Sotera Health Co.* 9,265 167,882
Tempus AI, Inc., Class A*(a) 2,086 124,784
Thermo Fisher Scientific, Inc. 8,046 4,655,496
Waters Corp.* 1,232 456,727
West Pharmaceutical Services, Inc. 1,576 364,245
15,760,866
Machinery -
2.3%
AGCO Corp. 2,618 296,907
Alamo Group, Inc. 316 61,718
Albany International Corp., Class A 2,086 115,752
Allison Transmission Holdings, Inc. 4,312 468,714
Astec Industries, Inc. 157 7,649
Blue Bird Corp.*(a) 4,321 217,390
Caterpillar, Inc. 9,955 6,544,019
Chart Industries, Inc.*(a) 2,058 426,706
CNH Industrial NV(a) 177,161 1,906,252
Crane Co. 1,694 309,392
Cummins, Inc. 2,980 1,724,884
Deere & Co.(a) 6,556 3,461,568
Donaldson Co., Inc. 5,809 592,169
Douglas Dynamics, Inc. 1,490 56,143
Dover Corp. 2,831 570,418
Energy Recovery, Inc.* 21 306
Enerpac Tool Group Corp., Class
A(a) 3,850 155,386
Enpro, Inc.(a) 1,106 264,091
Esab Corp. 2,772 335,689
ESCO Technologies, Inc.(a) 616 140,553
Federal Signal Corp. 1,788 193,265
Flowserve Corp. 6,322 494,064
Fortive Corp.(a) 5,519 291,458
Franklin Electric Co., Inc. 1,099 109,482
Gates Industrial Corp. plc* 42,504 978,442
Gorman-Rupp Co. (The)(a) 471 25,665
Investments Shares Value
Machinery
(continued)
Graco, Inc. 4,466 $ 390,016
Greenbrier Cos., Inc. (The)(a) 5,818 293,344
Helios Technologies, Inc.(a) 616 39,905
Hillenbrand, Inc. 5,364 171,165
Hillman Solutions Corp.*(a) 17,284 161,951
IDEX Corp. 2,306 457,856
Illinois Tool Works, Inc. 6,109 1,596,037
Ingersoll Rand, Inc.(a) 7,450 641,371
ITT, Inc. 3,552 647,530
JBT Marel Corp. 1,694 266,483
Kadant, Inc.(a) 298 95,670
Kennametal, Inc. 5,290 181,923
Lincoln Electric Holdings, Inc. 2,156 572,095
Lindsay Corp. 316 39,585
Middleby Corp. (The)* 9,089 1,337,628
Mueller Industries, Inc. 5,066 689,685
Mueller Water Products, Inc., Class
A(a) 4,582 124,035
Nordson Corp. 2,002 549,609
Oshkosh Corp.(a) 11,473 1,650,047
Otis Worldwide Corp. 8,791 750,927
PACCAR, Inc. 13,261 1,629,910
Parker-Hannifin Corp. 2,533 2,370,483
Pentair plc 4,023 423,904
Proto Labs, Inc.*(a) 942 49,596
RBC Bearings, Inc.* 1,232 615,593
REV Group, Inc. 3,542 226,334
Snap-on, Inc.(a) 1,232 451,048
SPX Technologies, Inc.* 1,694 353,047
Standex International Corp.(a) 158 37,920
Stanley Black & Decker, Inc.(a) 28,012 2,203,424
Symbotic, Inc., Class A*(a) 1,570 85,361
Tennant Co.(a) 1,413 107,515
Terex Corp.(a) 17,088 974,016
Timken Co. (The)(a) 11,010 1,026,022
Toro Co. (The) 2,831 259,037
Trinity Industries, Inc. 2,528 72,655
Watts Water Technologies, Inc.,
Class A 924 276,562
Westinghouse Air Brake
Technologies Corp. 3,874 891,562
Worthington Enterprises, Inc. 2,669 148,316
Xylem, Inc. 5,513 760,077
43,367,326
Marine Transportation -
0.1%
Genco Shipping & Trading Ltd. 2,983 62,345
Kirby Corp.* 9,685 1,139,537
Matson, Inc.(a) 5,818 932,625
2,134,507
Media -
0.5%
Cable One, Inc.(a) 149 12,068
Charter Communications, Inc., Class
A*(a) 2,086 429,966
DoubleVerify Holdings, Inc.*(a) 447 4,837
EchoStar Corp., Class A*(a) 24,756 2,802,874

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Media
(continued)
Fox Corp., Class A 5,024 $ 365,647
Fox Corp., Class B 2,156 141,369
Ibotta, Inc., Class A* 149 3,078
Liberty Broadband Corp., Class C*(a) 5,811 279,567
Magnite, Inc.*(a) 149 2,156
MNTN, Inc., Class A*(a) 3,725 34,270
New York Times Co. (The), Class A 7,301 535,236
News Corp., Class A 8,218 222,133
News Corp., Class B(a) 2,686 83,535
Newsmax, Inc., Class B* 298 2,056
Nexstar Media Group, Inc., Class
A(a) 5,364 1,139,206
Omnicom Group, Inc. 8,047 619,941
Paramount Skydance Corp., Class
B(a) 23,244 260,565
Sirius XM Holdings, Inc.(a) 32,184 654,944
Stagwell, Inc., Class A*(a) 32,333 194,321
TEGNA, Inc. 31,141 596,662
Trade Desk, Inc. (The), Class A* 11,026 334,419
8,718,850
Metals & Mining -
0.9%
Alcoa Corp. 48,276 2,742,559
Alpha Metallurgical Resources,
Inc.*(a) 857 179,799
Century Aluminum Co.* 4,619 209,379
Cleveland-Cliffs, Inc.*(a) 97,595 1,342,907
Coeur Mining, Inc.*(a) 29,459 602,142
Commercial Metals Co. 20,711 1,592,055
Compass Minerals International, Inc.* 3,129 78,162
Constellium SE, Class A* 22,176 498,295
Freeport-McMoRan, Inc. 30,843 1,857,674
Hecla Mining Co.(a) 18,923 426,146
Ivanhoe Electric, Inc.* 7,084 121,065
Kaiser Aluminum Corp. 1,341 164,433
Materion Corp. 474 65,545
MP Materials Corp.*(a) 3,874 227,675
Newmont Corp. 29,204 3,281,069
Nucor Corp. 6,258 1,112,172
Reliance, Inc.(a) 1,572 517,974
Royal Gold, Inc.(a) 2,086 549,265
Ryerson Holding Corp.(a) 1,639 46,253
Southern Copper Corp.(a) 1,880 357,802
Steel Dynamics, Inc. 4,023 722,410
Worthington Steel, Inc. 2,995 120,489
16,815,270
Mortgage Real Estate Investment Trusts (REITs) -
0.5%
AGNC Investment Corp.(a) 189,230 2,157,222
Annaly Capital Management, Inc. 126,054 2,900,503
Apollo Commercial Real Estate
Finance, Inc.(a) 14,602 157,848
Arbor Realty Trust, Inc.(a) 25,330 195,041
ARMOUR Residential REIT, Inc.(a) 18,476 321,482
Investments Shares Value
Mortgage Real Estate Investment Trusts (REITs)
(continued)
Blackstone Mortgage Trust, Inc.,
Class A(a) 8,940 $ 172,095
Chimera Investment Corp.(a) 8,387 103,579
Dynex Capital, Inc.(a) 19,966 277,128
Ellington Financial, Inc.(a) 24,178 310,687
Franklin BSP Realty Trust, Inc.(a) 7,327 75,175
Ladder Capital Corp., Class A(a) 28,580 313,523
MFA Financial, Inc. 24,287 234,127
Orchid Island Capital, Inc.(a) 28,459 221,980
PennyMac Mortgage Investment
Trust(a) 15,943 188,606
Rithm Capital Corp. 96,254 1,053,019
Starwood Property Trust, Inc.(a) 60,538 1,085,446
Two Harbors Investment Corp.(a) 15,198 174,321
9,941,782
Multi-Utilities -
0.6%
Ameren Corp. 6,258 646,326
Avista Corp. 14,476 597,714
Black Hills Corp.(a) 12,516 913,418
CenterPoint Energy, Inc.(a) 16,018 635,754
CMS Energy Corp.(a) 7,546 539,464
Consolidated Edison, Inc. 8,493 905,609
Dominion Energy, Inc. 20,562 1,237,215
DTE Energy Co. 5,960 800,905
NiSource, Inc. 11,247 498,130
Northwestern Energy Group, Inc. 9,685 657,224
Public Service Enterprise Group, Inc. 11,175 920,373
Sempra 14,602 1,270,520
Unitil Corp.(a) 2,654 135,115
WEC Energy Group, Inc. 5,811 643,103
10,400,870
Office REITs -
0.1%
BXP, Inc., REIT(a) 4,321 279,439
COPT Defense Properties, REIT 2,669 82,232
Cousins Properties, Inc., REIT 2,455 61,964
Douglas Emmett, Inc., REIT 894 9,441
Easterly Government Properties,
Inc., Class A, REIT(a) 149 3,485
Empire State Realty Trust, Inc., Class
A, REIT(a) 13,410 88,908
Highwoods Properties, Inc., REIT(a) 7,450 192,582
JBG SMITH Properties, REIT(a) 7,599 127,967
Kilroy Realty Corp., REIT(a) 1,937 66,788
Piedmont Realty Trust, Inc., Class A,
REIT(a) 12,814 107,894
SL Green Realty Corp., REIT(a) 15,496 693,911
Vornado Realty Trust, REIT(a) 32,929 1,049,777
2,764,388
Oil, Gas & Consumable Fuels -
3.5%
Antero Midstream Corp. 17,402 327,506
Antero Resources Corp.* 47,432 1,725,102
APA Corp.(a) 66,305 1,751,115
BKV Corp.*(a) 2,512 74,732
California Resources Corp. 11,771 629,749

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Calumet, Inc.*(a) 7,592 $ 170,137
Centrus Energy Corp., Class A*(a) 298 82,927
Cheniere Energy, Inc. 4,917 1,040,044
Chevron Corp. 48,574 8,592,741
Chord Energy Corp. 12,367 1,239,668
CNX Resources Corp.*(a) 7,152 277,498
Comstock Resources, Inc.*(a) 4,312 104,997
ConocoPhillips 32,631 3,401,129
Core Natural Resources, Inc. 8,940 852,697
Coterra Energy, Inc. 23,254 670,878
Crescent Energy Co., Class A(a) 56,471 551,722
CVR Energy, Inc.* 3,542 80,545
Delek US Holdings, Inc.(a) 5,382 158,823
Devon Energy Corp. 18,178 730,937
Diamondback Energy, Inc. 5,364 879,428
Dorian LPG Ltd. 6,798 200,745
DT Midstream, Inc. 4,470 563,309
EOG Resources, Inc. 13,261 1,486,956
EQT Corp. 14,335 827,560
Expand Energy Corp. 5,236 588,579
Exxon Mobil Corp. 109,391 15,467,887
Granite Ridge Resources, Inc. 745 3,740
Gulfport Energy Corp.* 2,682 547,584
HF Sinclair Corp.(a) 29,502 1,533,809
HighPeak Energy, Inc.(a) 23,095 105,082
International Seaways, Inc.(a) 8,637 515,197
Kinder Morgan, Inc. 43,508 1,326,559
Kosmos Energy Ltd.*(a) 12,814 20,246
Magnolia Oil & Gas Corp., Class A(a) 29,679 757,111
Marathon Petroleum Corp. 7,897 1,391,372
Matador Resources Co.(a) 20,562 930,225
Murphy Oil Corp.(a) 22,648 681,478
NextDecade Corp.*(a) 1,987 10,511
Northern Oil & Gas, Inc. 19,668 491,700
Occidental Petroleum Corp.(a) 14,751 669,548
ONEOK, Inc. 15,049 1,191,730
Ovintiv, Inc. 47,120 2,048,306
Par Pacific Holdings, Inc.*(a) 7,392 278,974
PBF Energy, Inc., Class A(a) 16,824 562,931
Peabody Energy Corp.(a) 8,033 283,244
Permian Resources Corp., Class A 115,177 1,857,805
Phillips 66 10,877 1,561,502
Range Resources Corp.(a) 7,854 297,274
SM Energy Co.(a) 31,551 614,295
Talos Energy, Inc.*(a) 24,794 295,545
Targa Resources Corp. 4,917 988,219
Texas Pacific Land Corp.(a) 1,422 495,368
Uranium Energy Corp.*(a) 13,680 235,843
Valero Energy Corp. 8,344 1,513,852
Venture Global, Inc., Class A(a) 3,278 32,124
Viper Energy, Inc., Class A(a) 4,172 176,643
Vitesse Energy, Inc.(a) 149 3,123
Williams Cos., Inc. (The) 26,522 1,783,870
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
World Kinect Corp.(a) 10,207 $ 274,670
65,956,891
Paper & Forest Products -
0.0%(d)
Louisiana-Pacific Corp. 3,611 302,385
Sylvamo Corp.(a) 6,556 320,851
623,236
Passenger Airlines -
0.3%
Alaska Air Group, Inc.*(a) 22,176 1,127,206
American Airlines Group, Inc.*(a) 118,306 1,573,470
Delta Air Lines, Inc. 15,943 1,050,484
Frontier Group Holdings, Inc.*(a) 8,791 40,790
JetBlue Airways Corp.*(a) 73,400 357,458
Joby Aviation, Inc.*(a) 22,298 235,690
SkyWest, Inc.*(a) 6,594 636,453
Southwest Airlines Co.(a) 7,903 375,551
United Airlines Holdings, Inc.* 7,748 792,775
Wheels Up Experience, Inc.*(a) 13,661 8,606
6,198,483
Personal Care Products -
0.1%
BellRing Brands, Inc.* 26,820 667,013
Coty, Inc., Class A*(a) 43,428 137,667
Edgewell Personal Care Co. 3,914 76,166
elf Beauty, Inc.* 1,490 126,635
Estee Lauder Cos., Inc. (The), Class
A 4,218 486,251
Herbalife Ltd.* 25,181 434,120
Interparfums, Inc.(a) 298 29,076
Kenvue, Inc. 47,829 832,225
Olaplex Holdings, Inc.*(a) 1,937 3,061
2,792,214
Pharmaceuticals -
2.9%
Amneal Pharmaceuticals, Inc.*(a) 12,069 165,104
Amphastar Pharmaceuticals, Inc.* 9,536 252,609
ANI Pharmaceuticals, Inc.*(a) 1,100 90,035
Arvinas, Inc.* 16,016 214,294
Avadel Pharmaceuticals plc, ADR* 6,751 145,484
Axsome Therapeutics, Inc.* 1,737 320,042
Bristol-Myers Squibb Co. 50,861 2,799,898
Collegium Pharmaceutical, Inc.* 7,152 328,420
Corcept Therapeutics, Inc.*(a) 3,850 153,499
CorMedix, Inc.*(a) 5,662 43,937
Crinetics Pharmaceuticals, Inc.*(a) 1,788 89,293
Edgewise Therapeutics, Inc.*(a) 5,698 160,399
Elanco Animal Health, Inc.*(a) 22,383 538,983
Eli Lilly & Co. 16,688 17,307,959
Enliven Therapeutics, Inc.*(a) 149 3,941
Harmony Biosciences Holdings,
Inc.*(a) 9,856 359,941
Indivior Pharmaceuticals, Inc.* 1,043 36,901
Innoviva, Inc.*(a) 6,160 123,200
Jazz Pharmaceuticals plc* 2,729 448,893
Johnson & Johnson 62,282 14,153,584
LENZ Therapeutics, Inc.*(a) 1,341 21,215

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Ligand Pharmaceuticals, Inc.*(a) 314 $ 60,319
Liquidia Corp.*(a) 2,002 84,865
Merck & Co., Inc. 63,176 6,966,418
Nuvation Bio, Inc.* 4,919 25,776
Ocular Therapeutix, Inc.* 3,542 32,374
Organon & Co.(a) 34,270 292,666
Pacira BioSciences, Inc.*(a) 9,298 190,981
Perrigo Co. plc(a) 17,880 254,075
Pfizer, Inc. 142,742 3,774,098
Prestige Consumer Healthcare,
Inc.*(a) 2,772 178,711
Royalty Pharma plc, Class A(a) 8,009 333,815
Supernus Pharmaceuticals, Inc.* 3,576 172,220
Tarsus Pharmaceuticals, Inc.* 616 39,757
Terns Pharmaceuticals, Inc.*(a) 14,006 484,608
Viatris, Inc.(a) 221,003 2,892,929
WaVe Life Sciences Ltd.*(a) 7,700 99,638
Zoetis, Inc., Class A 8,642 1,078,694
54,719,575
Professional Services -
0.9%
Alight, Inc., Class A 36,356 55,625
Amentum Holdings, Inc.*(a) 23,542 842,333
Automatic Data Processing, Inc. 10,132 2,500,780
Barrett Business Services, Inc. 2,464 93,632
Booz Allen Hamilton Holding Corp.,
Class A(a) 5,662 500,634
Broadridge Financial Solutions, Inc. 2,235 440,541
CACI International, Inc., Class A* 894 554,799
CBIZ, Inc.*(a) 3,666 144,257
Clarivate plc*(a) 40,918 108,433
Concentrix Corp.(a) 5,513 205,911
CSG Systems International, Inc.(a) 2,310 184,222
Dayforce, Inc.*(a) 6,878 476,439
Equifax, Inc. 2,772 558,281
ExlService Holdings, Inc.* 4,321 169,167
Exponent, Inc. 3,129 224,881
First Advantage Corp.*(a) 16,539 223,276
FTI Consulting, Inc.*(a) 945 165,063
Genpact Ltd. 26,671 1,176,191
Huron Consulting Group, Inc.* 474 80,106
ICF International, Inc. 298 27,788
Insperity, Inc.(a) 745 31,834
Jacobs Solutions, Inc.(a) 2,926 395,771
KBR, Inc. 27,267 1,167,300
Korn Ferry 8,008 556,316
Legalzoom.com, Inc.*(a) 149 1,325
Leidos Holdings, Inc. 3,080 579,902
ManpowerGroup, Inc. 11,473 416,814
Maximus, Inc. 9,548 901,713
Parsons Corp.*(a) 2,826 197,990
Paychex, Inc.(a) 6,407 660,754
Paycom Software, Inc.(a) 2,384 321,244
Paylocity Holding Corp.* 2,355 317,878
Planet Labs PBC*(a) 11,777 294,072
Investments Shares Value
Professional Services
(continued)
Robert Half, Inc.(a) 745 $ 25,784
Science Applications International
Corp.(a) 8,940 909,734
SS&C Technologies Holdings, Inc. 5,390 441,387
TIC Solutions, Inc.*(a) 4,917 49,662
TransUnion 3,278 259,028
TriNet Group, Inc. 745 45,624
UL Solutions, Inc., Class A(a) 1,386 97,339
Upwork, Inc.*(a) 25,911 518,997
Verisk Analytics, Inc., Class A 3,129 680,432
Verra Mobility Corp., Class A* 9,011 173,912
17,777,171
Real Estate Management & Development -
0.2%
CBRE Group, Inc., Class A* 5,811 989,788
Compass, Inc., Class A* 23,244 291,015
CoStar Group, Inc.* 8,493 522,319
Cushman & Wakefield Ltd.* 35,919 590,508
eXp World Holdings, Inc.(a) 7,748 70,042
Forestar Group, Inc.* 5,652 147,065
Howard Hughes Holdings, Inc.* 1,884 153,847
Jones Lang LaSalle, Inc.* 1,848 661,418
Kennedy-Wilson Holdings, Inc.(a) 4,619 45,497
Newmark Group, Inc., Class A 11,802 210,430
Opendoor Technologies, Inc.*(a) 41,583 214,152
St Joe Co. (The)(a) 2,980 197,246
Zillow Group, Inc., Class A*(a) 1,848 115,020
Zillow Group, Inc., Class C*(a) 4,620 291,199
4,499,546
Residential REITs -
0.3%
American Homes 4 Rent, Class A,
REIT 14,602 457,335
AvalonBay Communities, Inc.,
REIT(a) 2,682 476,511
Camden Property Trust, REIT 3,874 422,460
Centerspace, REIT 894 57,457
Equity LifeStyle Properties, Inc.,
REIT(a) 7,301 461,204
Equity Residential, REIT 6,006 374,294
Essex Property Trust, Inc., REIT(a) 1,192 300,229
Independence Realty Trust, Inc.,
REIT(a) 13,857 231,412
Invitation Homes, Inc., REIT 14,900 398,277
Mid-America Apartment
Communities, Inc., REIT 2,235 300,161
NexPoint Residential Trust, Inc.,
REIT 3,874 117,072
Sun Communities, Inc., REIT 2,235 284,806
UDR, Inc., REIT(a) 14,006 520,323
UMH Properties, Inc., REIT 9,384 146,672
Veris Residential, Inc., REIT 9,238 140,325
4,688,538
Retail REITs -
0.3%
Acadia Realty Trust, REIT(a) 8,951 179,110
Agree Realty Corp., REIT(a) 5,338 385,564

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Retail REITs
(continued)
Alexander's, Inc., REIT(a) 149 $ 36,490
Brixmor Property Group, Inc., REIT 9,536 255,469
Curbline Properties Corp., REIT(a) 3,278 79,491
Federal Realty Investment Trust,
REIT 2,533 256,238
Getty Realty Corp., REIT(a) 4,774 142,552
InvenTrust Properties Corp., REIT 770 22,630
Kimco Realty Corp., REIT(a) 17,710 373,327
Kite Realty Group Trust, REIT(a) 12,218 287,001
Macerich Co. (The), REIT(a) 15,388 291,295
NETSTREIT Corp., REIT 8,008 150,871
NNN REIT, Inc., REIT(a) 5,066 211,100
Phillips Edison & Co., Inc., REIT 2,983 108,074
Realty Income Corp., REIT 17,440 1,066,630
Regency Centers Corp., REIT 6,407 466,878
Saul Centers, Inc., REIT(a) 3,388 107,501
Simon Property Group, Inc., REIT 6,705 1,282,734
Tanger, Inc., REIT(a) 7,065 231,167
Urban Edge Properties, REIT(a) 4,266 82,888
6,017,010
Semiconductors & Semiconductor Equipment -
10.2%
ACM Research, Inc., Class A* 4,521 262,761
Advanced Micro Devices, Inc.* 34,270 8,112,737
Allegro MicroSystems, Inc.*(a) 7,854 289,891
Alpha & Omega Semiconductor Ltd.* 3,611 79,803
Ambarella, Inc.* 447 28,626
Amkor Technology, Inc. 6,556 316,851
Analog Devices, Inc. 10,430 3,242,478
Applied Materials, Inc. 16,936 5,458,812
Astera Labs, Inc.*(a) 3,314 499,155
Axcelis Technologies, Inc.*(a) 1,694 149,191
Broadcom, Inc. 96,254 31,888,950
Cirrus Logic, Inc.* 1,570 204,634
Cohu, Inc.* 891 25,429
Credo Technology Group Holding
Ltd.* 3,269 409,540
Diodes, Inc.* 149 8,819
Enphase Energy, Inc.*(a) 2,384 88,160
Entegris, Inc.(a) 3,454 407,814
First Solar, Inc.* 2,479 559,064
FormFactor, Inc.* 4,619 325,593
Ichor Holdings Ltd.* 63 1,911
Impinj, Inc.*(a) 1,264 174,558
Intel Corp.* 90,294 4,195,962
KLA Corp. 2,772 3,958,250
Kulicke & Soffa Industries, Inc. 942 54,005
Lam Research Corp. 26,719 6,237,818
Lattice Semiconductor Corp.*(a) 6,437 518,307
MACOM Technology Solutions
Holdings, Inc.*(a) 2,156 472,293
Marvell Technology, Inc. 16,869 1,331,301
MaxLinear, Inc., Class A* 105 1,822
Microchip Technology, Inc. 9,983 757,909
Micron Technology, Inc. 28,608 11,868,887
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
MKS, Inc. 2,583 $ 608,064
Monolithic Power Systems, Inc. 945 1,062,322
NVIDIA Corp. 491,104 93,864,708
NXP Semiconductors NV 5,364 1,213,015
ON Semiconductor Corp.* 9,591 574,405
Onto Innovation, Inc.*(a) 2,509 506,943
PDF Solutions, Inc.* 92 2,930
Penguin Solutions, Inc.*(a) 9,736 187,029
Photronics, Inc.* 13,593 469,910
Power Integrations, Inc.(a) 894 41,070
Qnity Electronics, Inc. 3,278 315,278
Qorvo, Inc.* 4,270 333,530
QUALCOMM, Inc. 27,565 4,178,578
Rambus, Inc.*(a) 4,396 500,397
Rigetti Computing, Inc.*(a) 15,281 277,656
Semtech Corp.* 4,867 388,143
Silicon Laboratories, Inc.* 1,727 246,011
SiTime Corp.*(a) 779 282,863
Skyworks Solutions, Inc.(a) 4,470 249,247
SolarEdge Technologies, Inc.*(a) 5,066 156,793
Synaptics, Inc.*(a) 2,011 165,928
Teradyne, Inc. 3,278 790,162
Texas Instruments, Inc. 18,625 4,014,619
Ultra Clean Holdings, Inc.*(a) 3,768 164,586
Universal Display Corp.(a) 2,086 239,515
Veeco Instruments, Inc.*(a) 1,264 39,475
192,804,508
Software -
6.6%
ACI Worldwide, Inc.* 3,576 155,055
Adeia, Inc. 9,757 176,504
Adobe, Inc.* 10,579 3,102,292
Agilysys, Inc.*(a) 308 26,719
Alarm.com Holdings, Inc.*(a) 785 38,292
Alkami Technology, Inc.*(a) 4,710 99,805
Amplitude, Inc., Class A* 9,702 88,967
Appfolio, Inc., Class A*(a) 1,256 238,489
Appian Corp., Class A* 3,576 99,770
AppLovin Corp., Class A* 4,567 2,160,693
Asana, Inc., Class A*(a) 8,009 82,092
Atlassian Corp., Class A* 3,725 440,221
Aurora Innovation, Inc., Class A* 49,938 209,740
Autodesk, Inc.* 4,470 1,130,329
Bentley Systems, Inc., Class B(a) 1,639 57,562
BILL Holdings, Inc.*(a) 5,181 223,664
Bit Digital, Inc.*(a) 58,259 118,266
BitMine Immersion Technologies,
Inc.(a) 10,877 273,013
Blackbaud, Inc.* 2,528 135,754
BlackLine, Inc.*(a) 634 29,462
Blend Labs, Inc., Class A*(a) 298 709
Box, Inc., Class A*(a) 4,582 116,154
Braze, Inc., Class A* 3,016 62,793
C3.ai, Inc., Class A*(a) 11,026 121,396
Cadence Design Systems, Inc.* 5,811 1,722,148

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
CCC Intelligent Solutions Holdings,
Inc.*(a) 8,195 $ 62,118
Cipher Mining, Inc.*(a) 9,463 151,029
Circle Internet Group, Inc., Class
A*(a) 1,043 66,679
Cleanspark, Inc.*(a) 56,769 672,145
Clear Secure, Inc., Class A 2,941 95,935
Clearwater Analytics Holdings, Inc.,
Class A* 13,559 326,636
Commvault Systems, Inc.* 2,156 184,769
Confluent, Inc., Class A* 9,834 300,330
Core Scientific, Inc.* 17,431 313,584
Crowdstrike Holdings, Inc., Class A* 4,917 2,170,388
Datadog, Inc., Class A* 6,705 867,091
Docusign, Inc., Class A* 5,390 283,191
Dolby Laboratories, Inc., Class A 1,043 66,950
Dropbox, Inc., Class A*(a) 29,353 747,914
D-Wave Quantum, Inc.*(a) 10,877 230,810
Dynatrace, Inc.* 5,811 221,341
Elastic NV* 3,725 245,589
Fair Isaac Corp.* 532 778,406
Five9, Inc.* 17,284 305,235
Fortinet, Inc.* 14,155 1,150,235
Freshworks, Inc., Class A*(a) 1,402 15,114
Gen Digital, Inc. 14,006 336,004
Gitlab, Inc., Class A*(a) 2,682 93,816
Guidewire Software, Inc.* 2,042 287,432
HubSpot, Inc.* 1,043 292,040
Hut 8 Corp.* 2,464 137,565
I3 Verticals, Inc., Class A*(a) 1,043 23,165
Intapp, Inc.* 1,937 65,761
InterDigital, Inc.(a) 770 251,359
Intuit, Inc. 5,662 2,824,885
Jamf Holding Corp.*(a) 3,278 42,778
JFrog Ltd.* 5,181 283,919
Klaviyo, Inc., Class A*(a) 2,216 49,217
Life360, Inc.*(a) 1,490 85,362
LiveRamp Holdings, Inc.* 1,099 26,761
Manhattan Associates, Inc.* 1,937 292,506
MARA Holdings, Inc.*(a) 6,258 59,451
Microsoft Corp. 155,258 66,805,965
N-able, Inc.*(a) 14,829 90,012
nCino, Inc.*(a) 368 7,857
NCR Voyix Corp.*(a) 17,582 174,413
Nutanix, Inc., Class A* 6,109 240,267
Onestream, Inc., Class A* 298 7,036
Oracle Corp. 34,958 5,753,388
Pagaya Technologies Ltd., Class
A*(a) 3,850 74,652
PagerDuty, Inc.*(a) 298 3,159
Palantir Technologies, Inc., Class A* 45,147 6,618,099
Palo Alto Networks, Inc.* 14,006 2,478,642
PAR Technology Corp.*(a) 1,639 42,958
Pegasystems, Inc. 2,464 107,652
Investments Shares Value
Software
(continued)
Procore Technologies, Inc.* 5,544 $ 313,181
Progress Software Corp.*(a) 3,427 140,233
PTC, Inc.* 2,235 348,951
Q2 Holdings, Inc.* 3,454 211,558
Qualys, Inc.* 1,418 187,034
Rapid7, Inc.* 8,046 95,908
RingCentral, Inc., Class A*(a) 15,049 389,468
Riot Platforms, Inc.*(a) 6,407 99,116
Roper Technologies, Inc. 2,086 774,386
Rubrik, Inc., Class A* 4,023 225,087
SailPoint, Inc.*(a) 149 2,338
Salesforce, Inc. 19,072 4,048,795
Samsara, Inc., Class A*(a) 11,324 317,638
SEMrush Holdings, Inc., Class A* 9,387 111,611
SentinelOne, Inc., Class A*(a) 5,878 82,174
ServiceNow, Inc.* 21,158 2,475,698
SoundHound AI, Inc., Class A*(a) 19,712 166,764
Sprinklr, Inc., Class A*(a) 6,556 41,827
SPS Commerce, Inc.* 447 39,899
Strategy, Inc., Class A*(a) 7,301 1,093,033
Synopsys, Inc.* 3,725 1,732,553
Tenable Holdings, Inc.* 964 21,266
Teradata Corp.* 2,276 64,912
Terawulf, Inc.*(a) 10,982 146,829
Trimble, Inc.* 5,024 339,622
Tyler Technologies, Inc.* 1,043 385,284
UiPath, Inc., Class A*(a) 13,559 170,708
Unity Software, Inc.* 9,133 265,770
Varonis Systems, Inc., Class B* 4,082 121,807
Vertex, Inc., Class A*(a) 7,003 129,906
Via Transportation, Inc., Class A* 1,341 31,178
Workday, Inc., Class A* 4,470 785,066
Workiva, Inc., Class A* 1,639 126,236
Yext, Inc.* 149 1,067
Zeta Global Holdings Corp., Class A* 2,086 38,758
Zoom Communications, Inc., Class
A* 5,698 524,786
Zscaler, Inc.* 2,156 431,222
124,203,168
Specialized REITs -
0.6%
American Tower Corp., REIT 9,238 1,656,189
Crown Castle, Inc., REIT(a) 7,748 672,604
CubeSmart, REIT 6,407 240,455
Digital Realty Trust, Inc., REIT(a) 6,258 1,038,515
EPR Properties, REIT 4,583 248,582
Equinix, Inc., REIT 2,086 1,712,460
Extra Space Storage, Inc., REIT 4,470 616,726
Four Corners Property Trust, Inc.,
REIT 745 18,364
Gaming and Leisure Properties, Inc.,
REIT 10,281 460,075
Iron Mountain, Inc., REIT 5,811 535,367
Lamar Advertising Co., Class A,
REIT(a) 3,850 493,993

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialized REITs
(continued)
National Storage Affiliates Trust,
REIT(a) 5,811 $ 184,848
Outfront Media, Inc., REIT 6,468 157,302
PotlatchDeltic Corp., REIT 5,308 221,503
Public Storage, REIT 2,980 823,046
Rayonier, Inc., REIT 1,489 33,860
Safehold, Inc., REIT 2,086 29,433
SBA Communications Corp., Class
A, REIT 1,937 356,621
VICI Properties, Inc., Class A, REIT 24,022 674,538
Weyerhaeuser Co., REIT 11,200 288,736
10,463,217
Specialty Retail -
2.2%
Abercrombie & Fitch Co., Class A* 8,642 843,718
Academy Sports & Outdoors, Inc.(a) 12,218 672,112
Advance Auto Parts, Inc.(a) 149 7,153
American Eagle Outfitters, Inc. 33,376 777,995
Asbury Automotive Group, Inc.* 3,576 838,608
AutoNation, Inc.* 5,364 1,099,513
AutoZone, Inc.* 358 1,326,136
Bath & Body Works, Inc. 35,120 765,616
Best Buy Co., Inc.(a) 5,662 368,596
Boot Barn Holdings, Inc.* 1,256 224,171
Burlington Stores, Inc.* 1,256 371,600
Camping World Holdings, Inc., Class
A 298 3,931
CarMax, Inc.*(a) 30,545 1,360,474
Carvana Co., Class A*(a) 2,983 1,196,511
Chewy, Inc., Class A* 5,811 169,158
Dick's Sporting Goods, Inc.(a) 2,822 570,044
Five Below, Inc.* 2,156 413,176
Floor & Decor Holdings, Inc., Class
A*(a) 2,682 176,905
GameStop Corp., Class A*(a) 11,920 284,650
Gap, Inc. (The) 41,765 1,168,585
Group 1 Automotive, Inc. 2,384 844,556
Home Depot, Inc. (The) 25,479 9,544,179
Lithia Motors, Inc., Class A(a) 4,470 1,445,777
Lowe's Cos., Inc. 14,751 3,939,402
Murphy USA, Inc.(a) 785 331,670
National Vision Holdings, Inc.*(a) 6,006 158,258
O'Reilly Automotive, Inc.* 18,178 1,788,897
Penske Automotive Group, Inc.(a) 3,297 516,937
Petco Health & Wellness Co., Inc.,
Class A*(a) 10,281 27,656
Revolve Group, Inc., Class A* 1,540 42,581
RH*(a) 149 29,626
Ross Stores, Inc. 6,854 1,293,007
Sally Beauty Holdings, Inc.* 11,913 181,316
Signet Jewelers Ltd.(a) 7,450 687,411
Sonic Automotive, Inc., Class A(a) 3,542 212,378
TJX Cos., Inc. (The) 23,691 3,549,149
Tractor Supply Co.(a) 11,324 576,165
Ulta Beauty, Inc.* 894 578,740
Investments Shares Value
Specialty Retail
(continued)
Upbound Group, Inc.(a) 9,422 $ 178,076
Urban Outfitters, Inc.* 10,132 717,852
Valvoline, Inc.*(a) 7,114 232,770
Victoria's Secret & Co.* 4,303 234,556
Warby Parker, Inc., Class A*(a) 7,222 184,233
Wayfair, Inc., Class A*(a) 4,710 487,438
Williams-Sonoma, Inc. 2,682 548,871
40,970,153
Technology Hardware, Storage & Peripherals -
4.7%
Apple, Inc. 310,516 80,572,692
Corsair Gaming, Inc.* 298 1,520
Dell Technologies, Inc., Class C(a) 7,301 835,526
Diebold Nixdorf, Inc.*(a) 2,533 174,802
Hewlett Packard Enterprise Co. 36,058 775,968
HP, Inc. 24,734 480,829
IonQ, Inc.*(a) 9,238 369,335
NetApp, Inc.(a) 4,774 459,975
Pure Storage, Inc., Class A* 7,701 535,528
Sandisk Corp.* 2,790 1,607,738
Seagate Technology Holdings plc(a) 4,445 1,812,182
Super Micro Computer, Inc.*(a) 11,771 342,654
Western Digital Corp. 7,153 1,789,895
89,758,644
Textiles, Apparel & Luxury Goods -
0.4%
Capri Holdings Ltd.* 8,156 184,081
Carter's, Inc.(a) 9,089 314,570
Columbia Sportswear Co.(a) 2,533 140,024
Crocs, Inc.*(a) 10,430 875,286
Deckers Outdoor Corp.* 5,960 711,266
Figs, Inc., Class A* 10,877 117,580
G-III Apparel Group Ltd.(a) 9,394 275,714
Kontoor Brands, Inc.(a) 3,303 197,288
Lululemon Athletica, Inc.* 2,831 494,010
NIKE, Inc., Class B 22,201 1,372,244
PVH Corp.(a) 10,010 624,224
Ralph Lauren Corp., Class A 1,639 579,239
Steven Madden Ltd.(a) 5,099 223,744
Tapestry, Inc. 4,774 605,868
Under Armour, Inc., Class A*(a) 447 2,758
Under Armour, Inc., Class C*(a) 149 904
VF Corp.(a) 8,064 157,974
6,876,774
Tobacco -
0.5%
Altria Group, Inc. 44,849 2,780,190
Philip Morris International, Inc. 39,634 7,111,925
Universal Corp. 4,553 257,654
10,149,769
Trading Companies & Distributors -
0.6%
Air Lease Corp., Class A 18,178 1,174,844
Applied Industrial Technologies, Inc. 1,848 481,238
Boise Cascade Co. 2,801 226,349
Core & Main, Inc., Class A* 5,544 295,828
Custom Truck One Source, Inc.*(a) 7,084 44,771

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
DNOW, Inc.*(a) 13,112 $ 199,171
DXP Enterprises, Inc.*(a) 1,043 135,642
Fastenal Co.(a) 23,244 1,007,860
Ferguson Enterprises, Inc. 3,925 990,906
GATX Corp.(a) 1,788 325,255
Global Industrial Co. 314 9,596
Herc Holdings, Inc.(a) 5,513 790,233
McGrath RentCorp 1,727 192,889
MSC Industrial Direct Co., Inc., Class
A(a) 2,669 225,103
QXO, Inc.*(a) 18,476 409,798
Rush Enterprises, Inc., Class A(a) 10,318 662,312
Rush Enterprises, Inc., Class B 714 42,133
SiteOne Landscape Supply, Inc.* 1,490 213,875
United Rentals, Inc. 1,415 1,106,615
Watsco, Inc.(a) 596 230,324
WESCO International, Inc. 2,155 623,722
WW Grainger, Inc.(a) 948 1,023,783
Xometry, Inc., Class A*(a) 1,256 71,755
10,484,002
Water Utilities -
0.1%
American States Water Co. 2,310 168,538
American Water Works Co., Inc.(a) 3,427 442,528
California Water Service Group 543 24,272
Essential Utilities, Inc. 11,920 462,377
H2O America(a) 2,831 147,325
Middlesex Water Co.(a) 42 2,200
1,247,240
Wireless Telecommunication Services -
0.2%
Gogo, Inc.*(a) 298 1,368
Telephone and Data Systems, Inc.(a) 18,774 847,271
T-Mobile US, Inc. 12,069 2,380,127
3,228,766
Total Common Stocks
(Cost $880,997,931) 1,874,766,703
Number of
Warrants
WARRANTS - 0.0%(d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring
8/3/2027, price 22.00 (Cost
$21,117)* 4,266 100,379
Number
of Rights
RIGHTS - 0.0%
Biotechnology - 0.0%
Akero Therapeutics, Inc., CVR*‡ 2,876 —
Blueprint Medicines Corp.,
CVR*‡ 2,790 —
–
Investments
Number
of Rights Value
Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc., CVR*‡ 1,110 —
Life Sciences Tools & Services - 0.0%
OmniAb, Inc., expiring 11/3/2027,
price 1.00*‡ 562 —
–
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc.,
CVR*‡ 6,734 —
Total Rights
(Cost $1,132) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 10.4%(e)
CERTIFICATES OF DEPOSIT - 1.8%
Bank of Montreal, Chicago
(SOFR + 0.31%), 3.96%,
5/29/2026(f) $ 2,000,000 $ 2,000,872
(SOFR + 0.35%), 4.00%,
11/18/2026(f) 1,000,000 1,000,541
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 3.99%,
7/1/2026(f) 4,000,000 3,999,957
(SOFR + 0.30%), 3.95%,
1/21/2027(f) 1,000,000 999,996
Barclays Bank plc, New York
(SOFR + 0.25%), 3.89%,
4/29/2026(f) 1,000,000 1,000,072
Credit Agricole CIB, New York
(SOFR + 0.27%), 3.92%,
6/5/2026(f) 2,000,000 2,000,436
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 3.88%,
5/11/2026(f) 1,000,000 1,000,222
(SOFR + 0.25%), 3.89%,
5/27/2026(f) 1,000,000 1,000,294
MUFG Bank Ltd., New York Branch
(SOFR + 0.22%), 3.86%,
3/12/2026(f) 2,000,000 2,000,000
Royal Bank of Canada, New York
(SOFR + 0.35%), 4.00%,
11/12/2026(f) 2,000,000 2,001,068
(SOFR + 0.30%), 3.95%,
1/22/2027(f) 1,000,000 999,993
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 3.77%,
2/10/2026(f) 2,000,000 2,000,048
(SOFR + 0.21%), 3.86%,
3/10/2026(f) 1,000,000 1,000,000
(SOFR + 0.22%), 3.87%,
4/9/2026(f) 3,000,000 3,000,579
(SOFR + 0.21%), 3.86%,
7/23/2026(f) 2,000,000 2,000,286

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Trust Bank Ltd.,
London
4.00%, 3/4/2026 $ 1,000,000 $ 1,000,000
4.00%, 3/11/2026 2,000,000 2,000,000
Sumitomo Mitsui Trust Bank Ltd.,
New York
4.40%, 2/3/2026 2,000,000 2,000,000
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 3.84%,
4/6/2026(f) 1,000,000 1,000,127
(SOFR + 0.36%), 4.00%,
5/8/2026(f) 3,000,000 3,001,809
Total Certificates of Deposit
(Cost $35,000,048) 35,006,300
REPURCHASE AGREEMENTS - 8.6%
BofA Securities, Inc.
4.08%, dated 1/31/2026, due
5/4/2026, repurchase price
$6,063,240, collateralized by
various Common Stocks, U.S.
Treasury Securities, 1.88%,
7/15/2035; ; total market value
$6,465,663 6,000,000 6,000,000
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$4,817,464, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $4,866,193 4,816,485 4,816,485
MetLife, Inc.
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$40,008,133, collateralized by
various U.S. Treasury Securities,
ranging from 1.13% - 1.88%,
maturing 2/15/2031 - 2/15/2051;
total market value $40,065,070 40,000,000 40,000,000
National Bank of Canada Financial Inc.
3.80%, dated 1/31/2026, due
2/2/2026, repurchase price
$55,011,611, collateralized by
various Common Stocks; total
market value $60,443,547 55,000,000 55,000,000
TD Securities (USA) LLC
3.93%, dated 1/31/2026, due
3/6/2026, repurchase price
$10,037,117, collateralized by
various Common Stocks; total
market value $11,012,444 10,000,000 10,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Securities (USA) LLC
3.73%, dated 1/31/2026, due
2/2/2026, repurchase price
$1,000,207, collateralized by
various Common Stocks; total
market value $1,101,244 $ 1,000,000 $ 1,000,000
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$45,009,475, collateralized by
various Common Stocks; total
market value $49,750,207 45,000,000 45,000,000
Total Repurchase Agreements
(Cost $161,816,485) 161,816,485
Total Securities Lending Reinvestments
(Cost $196,816,533) 196,822,785
Total Investments - 109.5%
(Cost $1,077,836,713) 2,071,689,867
Liabilities in excess of other assets - (9.5%) (179,585,836)
NET ASSETS - 100.0% $1,892,104,031
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $245,305,507, collateralized
in the form of cash with a value of $196,817,078 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $28,844,985 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 5, 2026 – May 15, 2055 and $31,113,168
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.50%, and maturity dates ranging from February 25,
2026 – June 30, 2120; a total value of $256,775,231.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $196,822,785.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2026.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Abbreviations
ADR — American Depositary Receipt
CVR — Contingent Value Rights
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Investment in a company which was affiliated for the period ended January 31, 2026, was as follows:
Security
Value
October 31,
2025
Purchases at
Cost
Sales
Proceeds
Shares
January 31,
2026
Value
January 31,
2026
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 714,118 $ 25,489 $ 30,699 5,513 $ 823,808 $ 112,069 $ 4,410 $ 2,831
Futures Contracts
FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
Russell 2000 E-Mini Index 15 03/20/2026 USD $ 1,968,450 $ 45,800
S&P 500 E-Mini Index 28 03/20/2026 USD 9,752,050 92,161
S&P Midcap 400 E-Mini Index 14 03/20/2026 USD 4,826,500 55,013
$ 192,974
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.1%
Warrants 0.0
†
Rights –
Securities Lending Reinvestments 10.4
Others
(1)
(9.5)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.3%
Aerospace & Defense -
1.6%
Airbus SE 7,136 $ 1,641,839
Austal Ltd.* 2,573 12,582
Babcock International Group plc 8,092 159,346
BAE Systems plc 35,872 971,708
Bet Shemesh Engines Holdings 1997
Ltd.*(a) 352 89,298
Bombardier, Inc., Class B*(a) 1,184 203,382
CAE, Inc.*(a) 4,476 144,247
Chemring Group plc 6,231 42,624
Cirrus Aircraft Ltd. 3,100 24,114
Dassault Aviation SA 320 121,744
Elbit Systems Ltd. 288 204,836
Exosens SAS 279 17,890
Hensoldt AG 825 82,099
INVISIO AB(a) 32 942
Kongsberg Gruppen ASA 5,558 191,394
Leonardo SpA 4,832 323,634
LISI SA 880 56,009
MDA Space Ltd.*(a) 3,038 86,217
Melrose Industries plc 18,185 156,214
Montana Aerospace AG*(b) 1,326 57,428
MTU Aero Engines AG 672 299,392
QinetiQ Group plc 6,805 46,831
Rheinmetall AG 512 1,085,113
Rolls-Royce Holdings plc 97,600 1,621,912
Saab AB, Class B 3,776 295,733
Safran SA 4,160 1,489,632
Singapore Technologies Engineering
Ltd. 18,400 142,096
Thales SA 1,184 360,588
TKMS AG & Co. KGaA* 800 94,077
10,022,921
Air Freight & Logistics -
0.5%
AZ-COM MARUWA Holdings, Inc.(a) 3,100 19,935
Deutsche Post AG 20,416 1,149,303
DSV A/S 2,240 631,262
Freightways Group Ltd.(a) 7,410 65,436
Hamakyorex Co. Ltd.(a) 19,200 227,896
ID Logistics Group SACA* 81 39,508
InPost SA*(a) 3,608 56,658
KLN Logistics Group Ltd. 30,000 27,120
Konoike Transport Co. Ltd.(a) 9,600 206,612
Logista Integral SA(a) 2,344 85,943
Mainfreight Ltd.(a) 1,312 53,288
Nippon Express Holdings, Inc. 4,800 109,125
Oesterreichische Post AG 136 5,331
Sankyu, Inc. 1,333 79,474
SBS Holdings, Inc.(a) 6,400 159,938
Senko Group Holdings Co. Ltd.(a) 3,100 38,655
SG Holdings Co. Ltd.(a) 12,800 123,635
Investments Shares Value
Air Freight & Logistics
(continued)
Yamato Holdings Co. Ltd. 600 $ 7,859
3,086,978
Automobile Components -
1.9%
Aisan Industry Co. Ltd.(a) 12,800 182,134
Aisin Corp. 12,800 229,306
ARB Corp. Ltd.(a) 4,248 76,809
Brembo NV(a) 55,904 674,373
Bridgestone Corp. 25,600 578,348
CIE Automotive SA(a) 14,912 510,914
Cie Generale des Etablissements
Michelin SCA 12,672 472,609
Continental AG 1,408 111,624
Denso Corp. 35,200 489,003
Dometic Group AB(a)(c) 111,040 481,678
Dowlais Group plc 504,288 644,261
Eagle Industry Co. Ltd.(a) 1,600 32,102
Exedy Corp. 9,600 354,726
FCC Co. Ltd. 12,800 311,993
Forvia SE* 56,832 933,359
Gestamp Automocion SA(b) 34,176 123,273
GS Yuasa Corp.(a) 3,100 72,084
Hella GmbH & Co. KGaA 328 31,841
Johnson Electric Holdings Ltd. 16,000 55,275
Koito Manufacturing Co. Ltd.(a) 3,100 48,542
KYB Corp.(a) 12,800 364,268
Linamar Corp.(a) 14,688 936,283
Magna International, Inc.(a) 4,288 220,424
Musashi Seimitsu Industry Co. Ltd. 3,200 56,320
NHK Spring Co. Ltd.(a) 6,200 112,778
Nifco, Inc. 2,400 74,741
Nishikawa Rubber Co. Ltd. 3,200 76,546
Niterra Co. Ltd. 3,200 140,044
NOK Corp. 4,100 79,815
Opmobility 18,048 347,183
Pirelli & C SpA(a)(b) 3,854 29,096
Schaeffler AG 9,942 117,979
Seiren Co. Ltd.(a) 19,200 393,310
Stanley Electric Co. Ltd.(a) 3,400 67,114
Sumitomo Electric Industries Ltd. 9,600 418,452
Sumitomo Rubber Industries Ltd. 3,800 61,338
Tokai Rika Co. Ltd.(a) 16,000 324,647
Topre Corp. 16,000 260,651
Toyo Tire Corp. 4,500 121,266
Toyoda Gosei Co. Ltd. 2,000 54,337
Toyota Boshoku Corp.(a) 2,700 45,368
TS Tech Co. Ltd. 6,400 78,766
Valeo SE 75,744 1,065,087
Yokohama Rubber Co. Ltd. (The) 3,800 150,019
12,010,086
Automobiles -
1.8%
Bayerische Motoren Werke AG 5,280 549,116

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobiles
(continued)
Bayerische Motoren Werke AG
(Preference) 1,760 $ 182,997
Dr Ing hc F Porsche AG (Preference)
(b) 49 2,402
Ferrari NV 1,312 438,278
Honda Motor Co. Ltd.(a) 73,600 741,916
Isuzu Motors Ltd. 12,800 206,197
Mazda Motor Corp.(a) 19,200 147,678
Mercedes-Benz Group AG 13,568 932,798
Nissan Motor Co. Ltd.*(a) 28,800 70,441
Nissan Shatai Co. Ltd.(a) 3,000 19,312
Porsche Automobil Holding SE
(Preference) 4,576 197,285
Renault SA 2,976 112,868
Stellantis NV 36,416 358,969
Subaru Corp. 9,600 207,048
Suzuki Motor Corp. 38,400 524,372
Toyota Motor Corp. 236,800 5,378,888
Trigano SA 2,784 557,076
Volkswagen AG (Preference) 4,736 578,349
Volvo Car AB, Class B*(a) 26,868 90,326
Yamaha Motor Co. Ltd.(a) 16,000 120,679
11,416,995
Banks -
14.5%
77 Bank Ltd. (The) 1,500 82,225
ABN AMRO Bank NV, CVA(b) 9,984 368,914
AIB Group plc 46,688 524,876
Aichi Financial Group, Inc.(a) 3,200 113,471
Aktia Bank OYJ(a) 17,728 259,408
AL Sydbank 1,792 163,150
Alandsbanken Abp, Class B(a) 1,491 83,899
Alior Bank SA 2,640 86,672
AMCO - Asset Management Co.
SpA*‡(a) 239 216
ANZ Group Holdings Ltd. 33,440 859,749
Aozora Bank Ltd.(a) 3,100 50,280
Awa Bank Ltd. (The) 12,800 430,650
Banca Monte dei Paschi di Siena
SpA 46,530 483,466
Banca Popolare di Sondrio SpA 11,040 226,097
Banco Bilbao Vizcaya Argentaria SA 119,616 3,052,360
Banco BPM SpA 25,143 377,482
Banco Comercial Portugues SA,
Class R 189,546 206,191
Banco de Sabadell SA 98,336 386,637
Banco Santander SA 307,936 3,949,103
Bank Hapoalim BM 26,656 663,036
Bank Leumi Le-Israel BM 32,896 795,469
Bank Millennium SA* 17,360 84,435
Bank of East Asia Ltd. (The) 25,413 48,550
Bank of Ireland Group plc 18,112 369,422
Bank of Montreal(a) 14,848 2,032,547
Bank of Nagoya Ltd. (The)(a) 17,700 561,085
Bank of Nova Scotia (The) 26,496 1,991,872
Investments Shares Value
Banks
(continued)
Bank of Queensland Ltd.(a) 29,440 $ 140,038
Bank Polska Kasa Opieki SA 3,872 237,377
Bankinter SA 12,060 206,886
Banque Cantonale de Geneve 5,440 196,392
Banque Cantonale Vaudoise
(Registered)(a) 410 55,693
Barclays plc 297,408 1,984,270
BAWAG Group AG(b) 1,775 290,138
Bendigo & Adelaide Bank Ltd. 7,372 56,654
BNP Paribas SA 21,504 2,333,100
BNPP Bank Polska SA 496 20,548
BPER Banca SpA 23,721 334,544
CaixaBank SA 70,528 935,945
Canadian Imperial Bank of
Commerce 11,840 1,100,281
Chiba Bank Ltd. (The)(a) 14,200 191,837
Chugin Financial Group, Inc. 2,600 46,999
Commerzbank AG 17,632 727,654
Commonwealth Bank of Australia(a) 19,296 2,019,021
Credit Agricole SA 25,280 549,458
Credito Emiliano SpA 31 572
Dah Sing Banking Group Ltd. 140,800 200,842
Dah Sing Financial Holdings Ltd. 64,000 309,769
Daishi Hokuetsu Financial Group,
Inc. 9,300 110,749
Danske Bank A/S 14,336 734,248
DBS Group Holdings Ltd. 25,661 1,197,109
DNB Bank ASA 15,872 457,523
EQB, Inc.(a) 11,072 868,246
Erste Group Bank AG 5,760 750,336
FIBI Holdings Ltd. 533 47,636
FinecoBank Banca Fineco SpA 7,168 190,588
First International Bank of Israel Ltd.
(The) 1,144 97,801
Fukuoka Financial Group, Inc. 2,800 101,665
Graubuendner Kantonalbank 7 18,362
Gunma Bank Ltd. (The)(a) 8,400 105,613
Hachijuni Nagano Bank Ltd. 10,200 127,285
Hirogin Holdings, Inc. 9,200 104,190
Hokuhoku Financial Group, Inc.(a) 3,100 106,509
HSBC Holdings plc 358,272 6,319,525
Hyakugo Bank Ltd. (The)(a) 12,400 112,778
Hyakujushi Bank Ltd. (The) 9,600 519,642
ING Bank Slaski SA 532 58,370
ING Groep NV 62,368 1,841,547
Intesa Sanpaolo SpA 312,416 2,217,358
Israel Discount Bank Ltd., Class A 23,314 276,488
Iyogin Holdings, Inc.(a) 6,200 115,391
Japan Post Bank Co. Ltd. 35,200 625,230
Judo Capital Holdings Ltd.* 32,064 40,769
Juroku Financial Group, Inc. 12,800 680,410
Jyske Bank A/S (Registered) 1,155 168,819
KBC Ancora 803 74,130
KBC Group NV 4,896 692,536
Keiyo Bank Ltd. (The)(a) 35,200 422,829
Kiyo Bank Ltd. (The)(a) 22,400 547,439

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Kyoto Financial Group, Inc. 3,100 $ 74,898
Kyushu Financial Group, Inc. 16,000 119,850
Liechtensteinische Landesbank AG 192 24,036
Lion Finance Group plc 1,218 168,644
Lloyds Banking Group plc 1,186,240 1,773,508
Luzerner Kantonalbank AG
(Registered) 304 38,846
mBank SA* 93 27,298
Mebuki Financial Group, Inc.(a) 26,410 199,196
Mitsubishi UFJ Financial Group, Inc. 137,600 2,501,616
Mizrahi Tefahot Bank Ltd. 2,545 200,444
Mizuho Financial Group, Inc. 51,200 2,251,326
Musashino Bank Ltd. (The) 12,800 456,372
Nanto Bank Ltd. (The) 11,100 479,230
National Australia Bank Ltd. 35,104 1,066,560
National Bank of Canada 4,495 538,577
NatWest Group plc 151,360 1,381,645
Nishi-Nippon Financial Holdings, Inc. 3,800 91,884
Nordea Bank Abp 62,944 1,222,296
Norion Bank AB* 11,242 86,103
North Pacific Bank Ltd. 118,400 706,900
Oberbank AG 775 71,177
Ogaki Kyoritsu Bank Ltd. (The)(a) 12,800 467,159
Oversea-Chinese Banking Corp. Ltd. 67,200 1,124,236
Permanent TSB Group Holdings plc* 21,545 79,456
Powszechna Kasa Oszczednosci
Bank Polski SA 17,056 446,518
Raiffeisen Bank International AG 3,451 175,222
Rakuten Bank Ltd.*(a) 400 19,095
Resona Holdings, Inc. 28,800 334,096
Ringkjoebing Landbobank A/S(a) 492 124,622
Royal Bank of Canada 16,761 2,806,228
San-In Godo Bank Ltd. (The)(a) 57,600 589,218
Santander Bank Polska SA 864 136,624
Senshu Ikeda Holdings, Inc.(a) 83,200 440,109
Seven Bank Ltd. 6,200 11,949
Shizuoka Financial Group, Inc.(a) 11,600 189,348
Skandinaviska Enskilda Banken AB,
Class A 28,032 605,939
Skandinaviska Enskilda Banken AB,
Class C 684 15,176
Societe Generale SA 13,568 1,191,218
SpareBank 1 Nord Norge 36,448 557,558
Sparebank 1 Oestlandet 1,329 27,120
SpareBank 1 SMN 3,103 62,596
SpareBank 1 Sor-Norge ASA 4,950 100,351
Sparebanken Norge 6,464 129,293
St Galler Kantonalbank AG
(Registered) 41 31,627
Standard Chartered plc 39,232 1,002,428
Sumitomo Mitsui Financial Group,
Inc. 80,000 2,837,806
Sumitomo Mitsui Trust Group, Inc. 16,000 530,844
Suruga Bank Ltd.(a) 6,200 77,932
Investments Shares Value
Banks
(continued)
Svenska Handelsbanken AB, Class
A(a) 32,896 $ 522,486
Svenska Handelsbanken AB, Class
B(a) 31 819
Swedbank AB, Class A 18,656 730,666
TBC Bank Group plc 18,432 1,074,966
Tokyo Kiraboshi Financial Group,
Inc.(a) 9,600 626,682
TOMONY Holdings, Inc. 60,800 344,084
Toronto-Dominion Bank (The) 35,360 3,323,054
Unicaja Banco SA(b) 38,528 132,279
UniCredit SpA 31,936 2,790,561
United Overseas Bank Ltd. 28,800 868,539
Valiant Holding AG (Registered) 5,536 1,115,755
Walliser Kantonalbank (Registered) 186 33,454
Westpac Banking Corp. 38,272 1,040,821
Yamaguchi Financial Group, Inc. 4,100 65,277
Yokohama Financial Group, Inc. 19,200 174,749
90,358,767
Beverages -
0.5%
Anheuser-Busch InBev SA/NV 10,592 757,054
Asahi Group Holdings Ltd.(a) 25,600 267,600
Budweiser Brewing Co. APAC Ltd.
(a)(b) 1,400 1,380
Carlsberg A/S, Class B(a) 1,088 147,847
Coca-Cola Europacific Partners plc 2,539 232,826
Coca-Cola HBC AG 3,127 169,496
Davide Campari-Milano NV(a) 434 3,090
Diageo plc 23,456 539,302
Fevertree Drinks plc 2,201 26,307
Heineken Holding NV 1,760 130,443
Heineken NV 2,528 208,536
Ito En Ltd. 800 14,765
Kirin Holdings Co. Ltd. 12,800 198,480
Pernod Ricard SA(a) 1,600 142,910
Remy Cointreau SA(a) 2,208 105,280
Royal Unibrew A/S 1,952 183,781
Sapporo Holdings Ltd.(a) 4,000 42,500
Suntory Beverage & Food Ltd. 1,800 56,861
Takara Holdings, Inc.(a) 6,400 66,153
Treasury Wine Estates Ltd.(a) 35,584 133,616
3,428,227
Biotechnology -
0.4%
Argenx SE*(a) 736 616,235
Bavarian Nordic A/S* 2,688 82,218
BioArctic AB, Class B*(a)(b) 2,108 75,964
BioGaia AB, Class B 3,846 47,618
BioNTech SE, ADR* 448 50,960
BoneSupport Holding AB*(b) 3,520 73,563
CSL Ltd. 5,184 658,854
Galapagos NV*(a) 1,023 34,612
Genmab A/S* 672 216,463
Genus plc 1,891 82,000
GNI Group Ltd.*(a) 3,200 52,856
Grifols SA(a) 5,301 68,045

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Grifols SA (Preference), Class B 5,301 $ 49,126
Kuros Biosciences AG (Registered)* 640 21,293
Mesoblast Ltd.*(a) 22,320 39,560
PeptiDream, Inc.* 8,900 90,235
Pharma Mar SA 217 20,381
Swedish Orphan Biovitrum AB* 2,455 93,460
Takara Bio, Inc. 13,200 69,483
Telix Pharmaceuticals Ltd.*(a) 4,018 29,696
Vitrolife AB(a) 880 11,551
Zealand Pharma A/S, Class A*(a) 896 59,965
2,544,138
Broadline Retail -
0.7%
Aeon Kyushu Co. Ltd.(a) 3,200 60,407
Allegro.eu SA*(b) 3,224 26,639
ASKUL Corp.(a) 3,100 27,431
B&M European Value Retail SA(a) 356,288 862,204
Canadian Tire Corp. Ltd., Class A(a) 800 98,967
Dollarama, Inc. 3,232 437,966
Europris ASA(b) 7,750 71,452
Harvey Norman Holdings Ltd. 5,586 25,358
Isetan Mitsukoshi Holdings Ltd.(a) 5,000 80,238
Izumi Co. Ltd. 16,000 317,386
J Front Retailing Co. Ltd.(a) 4,100 59,895
Next plc 1,600 291,246
Pan Pacific International Holdings
Corp. 32,000 189,996
Prosus NV 14,752 850,371
Puuilo OYJ 2,622 38,398
Rakuten Group, Inc.* 16,000 95,942
Ryohin Keikaku Co. Ltd.(a) 6,400 127,826
Seria Co. Ltd. 1,000 23,921
Takashimaya Co. Ltd.(a) 8,600 107,598
Wesfarmers Ltd. 12,736 743,755
4,536,996
Building Products -
0.7%
AGC, Inc. 4,100 151,471
Assa Abloy AB, Class B 12,544 509,993
Belimo Holding AG (Registered)(a) 126 138,264
Bunka Shutter Co. Ltd.(a) 16,000 209,620
Carel Industries SpA(b) 961 24,008
Cie de Saint-Gobain SA 9,952 985,275
Daikin Industries Ltd. 3,500 421,674
dormakaba Holding AG 620 46,779
Fletcher Building Ltd.* 651 1,473
Geberit AG (Registered)(a) 384 294,015
Genuit Group plc 10,695 48,798
Inrom Construction Industries Ltd.(a) 5,859 38,297
Inwido AB 19,552 339,699
Kingspan Group plc 1,664 145,499
Lindab International AB(a) 3,472 73,423
Munters Group AB(b) 2,720 53,925
Nibe Industrier AB, Class B(a) 16,399 63,171
Reliance Worldwide Corp. Ltd.(a) 13,860 36,508
Investments Shares Value
Building Products
(continued)
ROCKWOOL A/S, Class A 880 $ 29,994
ROCKWOOL A/S, Class B 1,796 61,100
Sanwa Holdings Corp. 3,400 77,143
Systemair AB 4,018 39,307
Takara Standard Co. Ltd. 16,000 305,562
TOTO Ltd.(a) 3,000 94,535
Volution Group plc 3,838 33,812
4,223,345
Capital Markets -
3.2%
3i Group plc 18,432 847,579
Aberdeen Group plc 62,592 186,729
AJ Bell plc 2,263 14,372
Allfunds Group plc 31 301
Amundi SA(b) 1,273 113,506
Anima Holding SpA(b) 14,400 112,379
Antin Infrastructure Partners SA 31 384
Ashmore Group plc 31 101
ASX Ltd. 338 13,563
Avanza Bank Holding AB 2,464 96,726
Azimut Holding SpA 2,537 107,204
Banca Generali SpA 1,209 81,623
Brederode SA 285 35,668
Bridgepoint Group plc(b) 18,662 69,707
Brookfield Asset Management Ltd.,
Class A 4,352 217,415
Brookfield Corp., Class A 22,416 1,027,479
Bure Equity AB 968 24,035
Cie Financiere Tradition SA 31 11,836
CVC Capital Partners plc(a)(b) 5,184 92,075
Daiwa Securities Group, Inc. 32,000 311,889
Deutsche Bank AG (Registered) 37,952 1,503,482
Deutsche Boerse AG 2,304 584,645
EFG International AG 1,680 42,935
EQT AB 8,160 311,568
Euronext NV(b) 1,178 165,226
Fairfax India Holdings Corp.*(b) 3,689 63,008
flatexDEGIRO SE 2,128 104,200
Gimv NV(a) 8,352 452,583
HMC Capital Ltd. 89,120 262,219
Hong Kong Exchanges & Clearing
Ltd. 14,558 805,661
HUB24 Ltd. 1,023 72,734
ICG plc 4,032 100,422
iFAST Corp. Ltd. 10,000 83,057
IG Group Holdings plc 6,732 124,898
IGM Financial, Inc.(a) 2,200 106,998
Insignia Financial Ltd.* 37,920 123,527
IntegraFin Holdings plc(b) 9,734 46,952
Integral Corp.(a) 3,100 71,240
Investec plc 14,014 116,923
JAFCO Group Co. Ltd.(a) 16,000 253,235
Japan Exchange Group, Inc. 12,800 139,982
JTC plc(b) 5,294 94,005
Julius Baer Group Ltd. 3,648 306,128
London Stock Exchange Group plc 5,056 563,512

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Macquarie Group Ltd. 3,840 $ 570,788
Magellan Financial Group Ltd.(a) 15,872 97,070
Man Group plc 441,344 1,591,607
Monex Group, Inc.(a) 12,300 56,612
Nihon M&A Center Holdings, Inc. 2,900 13,331
Nomura Holdings, Inc. 60,800 556,919
Nordnet AB publ(a) 2,420 78,842
Okasan Securities Group, Inc.(a) 70,400 403,433
Onex Corp.(a) 684 58,603
Partners Group Holding AG(a) 224 305,435
Perpetual Ltd.(a) 35,200 446,581
Pinnacle Investment Management
Group Ltd.(a) 736 8,755
Plus500 Ltd. 2,816 162,067
Quilter plc(b) 52,096 138,903
Rathbones Group plc 23,296 704,893
Ratos AB, Class B 67,744 291,110
SBI Holdings, Inc. 12,800 289,091
Schroders plc 4,582 28,395
Singapore Exchange Ltd. 12,300 170,882
St James's Place plc 8,800 183,552
Swissquote Group Holding SA
(Registered) 160 91,049
Tamburi Investment Partners SpA(a) 2,546 28,956
Tel Aviv Stock Exchange Ltd.(a) 3,136 121,466
TMX Group Ltd. 3,520 130,673
Tokai Tokyo Financial Holdings, Inc. 89,600 429,820
TP ICAP Group plc 261,920 916,520
UBS Group AG (Registered) 37,280 1,761,729
UOB-Kay Hian Holdings Ltd. 74,867 185,840
Van Lanschot Kempen NV, CVA 832 50,578
Vontobel Holding AG (Registered) 339 29,319
VZ Holding AG 285 55,960
XTB SA(b) 2,360 56,592
Yangzijiang Financial Holding Ltd. 256,000 71,615
19,950,697
Chemicals -
3.2%
ADEKA Corp.(a) 2,300 68,362
Aica Kogyo Co. Ltd.(a) 1,500 34,131
Air Liquide SA 6,496 1,220,555
Air Water, Inc. 900 13,678
Akzo Nobel NV(a) 2,368 167,053
Arkema SA 77 4,658
Artience Co. Ltd.(a) 12,800 307,014
Asahi Kasei Corp. 22,400 217,741
BASF SE 17,056 932,559
Borregaard ASA 1,692 34,161
C Uyemura & Co. Ltd. 600 69,467
Chugoku Marine Paints Ltd.(a) 3,200 90,341
Clariant AG (Registered)(a) 84,384 782,967
Croda International plc 3,328 124,584
Daicel Corp. 8,900 83,975
Denka Co. Ltd.(a) 28,800 554,399
DIC Corp. 2,899 71,037
Investments Shares Value
Chemicals
(continued)
DSM-Firmenich AG 2,080 $ 163,810
Dyno Nobel Ltd. 14,043 34,531
Elkem ASA(b) 25,451 75,936
EMS-Chemie Holding AG
(Registered)(a) 130 101,461
Evonik Industries AG 267 4,161
FUCHS SE 711 25,206
FUCHS SE (Preference) 1,182 51,409
Fujimi, Inc.(a) 3,100 54,862
Fuso Chemical Co. Ltd.(a) 1,100 53,053
Givaudan SA (Registered) 96 372,506
Hexpol AB 5,784 47,502
ICL Group Ltd. 3,776 20,625
Israel Corp. Ltd.(a) 104 31,243
Johnson Matthey plc 5,728 185,502
K+S AG (Registered) 5,280 86,808
Kaneka Corp.(a) 19,200 582,622
Kansai Paint Co. Ltd. 3,800 60,759
Kemira OYJ(a) 2,992 70,584
Keppel Infrastructure Trust 153,600 62,941
Kuraray Co. Ltd. 8,000 86,374
LANXESS AG 930 19,317
Lintec Corp. 16,000 494,230
Methanex Corp.(a) 25,888 1,242,066
Mitsubishi Chemical Group Corp. 22,400 148,114
Mitsubishi Gas Chemical Co., Inc.(a) 6,400 127,079
Mitsui Chemicals, Inc. 9,200 134,547
Nihon Parkerizing Co. Ltd.(a) 48,000 457,721
Nippon Kayaku Co. Ltd. 60,800 708,466
Nippon Paint Holdings Co. Ltd.(a) 19,200 127,515
Nippon Sanso Holdings Corp.(a) 2,800 85,093
Nippon Shokubai Co. Ltd. 51,200 738,493
Nippon Soda Co. Ltd. 19,278 460,517
Nissan Chemical Corp.(a) 2,900 100,069
Nitto Denko Corp. 9,000 199,883
NOF Corp. 3,600 69,580
Novonesis Novozymes B, Class B(a) 4,353 267,468
Nutrien Ltd.(a) 9,056 626,962
Orica Ltd. 4,446 80,109
Osaka Soda Co. Ltd.(a) 3,100 45,095
Palram Industries 1990 Ltd.(a) 1,147 21,059
Resonac Holdings Corp.(a) 3,700 214,670
Sakata INX Corp.(a) 12,800 196,406
Shin-Etsu Chemical Co. Ltd. 22,400 744,779
Shin-Etsu Polymer Co. Ltd. 800 10,460
Sika AG (Registered) 1,600 308,136
SK Kaken Co. Ltd. 3,200 221,341
SOL SpA 1,085 58,601
Solvay SA(a) 28,992 855,360
Sumitomo Chemical Co. Ltd.(a) 41,600 126,747
Syensqo SA(a) 611 51,623
Symrise AG, Class A 672 56,809
T Hasegawa Co. Ltd. 900 16,575
Takasago International Corp.(a) 35,200 344,333
Teijin Ltd. 76,800 744,053
Toagosei Co. Ltd. 35,200 400,695

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Tokai Carbon Co. Ltd.(a) 73,600 $ 509,083
Tokuyama Corp.(a) 25,600 670,121
Tokyo Ohka Kogyo Co. Ltd. 2,100 99,065
Toray Industries, Inc. 38,400 283,407
Tosoh Corp. 7,000 114,398
UBE Corp.(a) 35,200 609,485
Umicore SA 7,040 168,340
Wacker Chemie AG 1,056 86,243
Yara International ASA 1,600 73,874
Zeon Corp.(a) 3,600 44,026
20,110,590
Commercial Services & Supplies -
1.0%
ALSOK Co. Ltd. 6,200 48,130
Befesa SA(a)(b) 14,624 538,973
Bilfinger SE 928 130,823
Boyd Group, Inc.(a) 544 89,654
Brambles Ltd. 18,656 292,756
Bravida Holding AB(b) 60,544 601,524
Cleanaway Waste Management Ltd. 35,432 61,310
Dai Nippon Printing Co. Ltd. 9,600 172,229
Daiseki Co. Ltd.(a) 1,499 33,719
DO & CO AG 369 86,567
Downer EDI Ltd. 3,616 20,392
Element Fleet Management Corp. 6,016 153,271
Elis SA 4,152 121,016
GFL Environmental, Inc. 2,080 89,842
ISS A/S 2,508 95,490
Loomis AB, Class B 984 41,084
Matsuda Sangyo Co. Ltd.(a) 6,400 256,398
Mitie Group plc 53,600 123,274
Mitsubishi Pencil Co. Ltd.(a) 1,800 26,721
Okamura Corp. 25,600 393,642
Pilot Corp.(a) 16,000 503,669
Prosegur Cia de Seguridad SA 30,620 102,542
RB Global, Inc.(a) 2,208 252,017
Rentokil Initial plc 19,488 120,528
Secom Co. Ltd. 5,400 198,098
Securitas AB, Class B 9,499 157,847
Serco Group plc 47,294 194,698
Societe BIC SA(a) 9,088 588,148
SPIE SA 2,368 130,150
TOPPAN Holdings, Inc.(a) 3,800 117,355
Veridis Environment Ltd.* 31 359
Waste Connections, Inc. 2,688 452,185
6,194,411
Communications Equipment -
0.2%
Nokia OYJ 53,568 345,656
Telefonaktiebolaget LM Ericsson,
Class A 306 3,343
Telefonaktiebolaget LM Ericsson,
Class B 51,456 561,862
VTech Holdings Ltd.(a) 12,800 99,896
1,010,757
Investments Shares Value
Construction & Engineering -
2.4%
Ackermans & van Haaren NV 384 $ 114,115
ACS Actividades de Construccion y
Servicios SA 3,091 348,048
AF Gruppen ASA 837 16,096
Ashtrom Group Ltd.(a) 238 5,300
AtkinsRealis Group, Inc.(a) 2,068 145,935
Balfour Beatty plc 12,745 124,874
Bouygues SA 3,488 189,259
Budimex SA 93 18,114
Burkhalter Holding AG 31 5,652
Cadeler A/S* 89,568 536,062
Chiyoda Corp.*(a) 54,400 452,099
Chudenko Corp. 11,100 316,968
COMSYS Holdings Corp. 3,100 96,862
Deme Group NV 272 54,427
Eiffage SA 1,280 190,268
Elco Ltd.(a) 4,032 212,664
Elecnor SA 2,201 70,435
Electra Ltd.(a) 1,520 52,923
EXEO Group, Inc. 3,100 51,858
Ferrovial SE 5,800 393,436
Gold Finance Holdings Ltd.*‡ 89,827 —
Hazama Ando Corp. 54,400 704,245
HOCHTIEF AG 320 135,068
INFRONEER Holdings, Inc.(a) 4,100 61,556
JGC Holdings Corp. 6,800 95,326
Kajima Corp. 6,400 261,377
Keller Group plc 25,120 610,825
Kinden Corp. 2,300 101,954
Koninklijke BAM Groep NV 95,296 1,002,181
Koninklijke Heijmans N.V, CVA 8,416 687,831
Kraftia Corp. 2,000 104,512
Kumagai Gumi Co. Ltd.(a) 9,600 107,911
Kvutzat Acro Ltd.(a) 2,108 29,501
Maire SpA 1,395 24,396
MIRAIT ONE Corp.(a) 32,000 769,195
Monadelphous Group Ltd. 6,045 131,872
Morgan Sindall Group plc 1,387 93,833
Mota-Engil SGPS SA(a) 26,112 138,422
NCC AB, Class B 4,704 121,370
Nippon Densetsu Kogyo Co. Ltd. 16,000 361,468
Nishimatsu Construction Co. Ltd.(a) 12,800 477,283
NRW Holdings Ltd. 33,280 121,468
Obayashi Corp. 9,900 223,786
Peab AB, Class B 8,060 81,035
Penta-Ocean Construction Co. Ltd.
(a) 12,000 126,099
Per Aarsleff Holding A/S 992 142,071
Raito Kogyo Co. Ltd. 3,100 70,235
Sacyr SA 9,265 43,714
Shapir Engineering and Industry Ltd.
(a) 2,525 24,430
Shikun & Binui Ltd.*(a) 7,872 46,156
Shimizu Corp. 7,600 134,919
Shinnihon Corp. 10,800 139,673
SHO-BOND Holdings Co. Ltd. 4,800 43,205

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Skanska AB, Class B 5,024 $ 153,746
Stantec, Inc. 1,443 143,794
Sweco AB, Class B 3,524 58,718
Taihei Dengyo Kaisha Ltd.(a) 19,200 278,304
Taikisha Ltd. 3,200 71,567
Taisei Corp. 1,600 159,627
Takamatsu Construction Group Co.
Ltd.(a) 6,400 158,486
TOA Corp.(a) 22,400 455,957
Toda Corp. 5,200 45,491
Toenec Corp. 16,500 218,738
Tokyu Construction Co. Ltd. 28,800 238,413
Veidekke ASA 3,088 57,198
Ventia Services Group Pty. Ltd. 2,356 9,540
Vinci SA 9,856 1,420,507
Webuild SpA(a) 18,445 76,581
Worley Ltd. 12,352 116,039
WSP Global, Inc.(a) 1,376 267,477
Yokogawa Bridge Holdings Corp.(a) 12,100 243,945
Yurtec Corp. 9,600 169,086
14,955,526
Construction Materials -
0.7%
Amrize Ltd.* 6,944 365,663
Breedon Group plc 88,384 408,003
Buzzi SpA 2,310 131,689
Cementir Holding NV 3,596 81,282
Heidelberg Materials AG 1,760 484,292
Holcim AG 5,696 588,351
Imerys SA(a) 10,592 330,644
Inmocemento SA*(a) 15,159 67,537
James Hardie Industries plc,
CHDI*(a) 8,288 192,358
RHI Magnesita NV(a) 4,960 188,536
SigmaRoc plc* 51,739 101,528
Sumitomo Osaka Cement Co. Ltd.(a) 9,600 259,448
Taiheiyo Cement Corp. 3,400 93,431
Titan SA 2,037 138,129
Vicat SACA 6,816 634,097
Wienerberger AG 2,601 86,330
4,151,318
Consumer Finance -
0.5%
Acom Co. Ltd. 20,500 67,948
AEON Financial Service Co. Ltd. 3,100 33,892
Aiful Corp. 105,600 375,823
Cembra Money Bank AG 558 71,557
Credit Saison Co. Ltd. 2,100 56,509
goeasy Ltd.(a) 4,160 384,373
Hoist Finance AB(b) 16,864 238,322
Hong Leong Finance Ltd. 54,400 117,888
Isracard Ltd. 64,960 309,834
Jaccs Co. Ltd.(a) 9,600 263,555
KRUK SA 6,080 840,559
Marui Group Co. Ltd. 3,200 62,772
Investments Shares Value
Consumer Finance
(continued)
Orient Corp.(a) 12,400 $ 88,342
Zip Co. Ltd.*(a) 33,914 62,960
2,974,334
Consumer Staples Distribution & Retail -
1.3%
Aeon Co. Ltd.(a) 34,018 466,408
Ain Holdings, Inc. 800 33,476
Alimentation Couche-Tard, Inc. 9,088 475,423
Arcs Co. Ltd.(a) 3,200 72,086
Axfood AB(a) 1,496 51,561
Belc Co. Ltd. 4,000 198,626
Carrefour SA 15,936 262,382
Coles Group Ltd. 18,208 271,440
Cosmos Pharmaceutical Corp. 400 18,009
Create SD Holdings Co. Ltd. 500 10,518
Dino Polska SA*(b) 6,480 68,843
Empire Co. Ltd., Class A(a) 2,314 76,008
Endeavour Group Ltd.(a) 57,504 149,052
George Weston Ltd. 2,496 175,051
H2O Retailing Corp.(a) 35,200 481,929
Heiwado Co. Ltd.(a) 12,800 244,450
HelloFresh SE* 11,226 74,227
Itochu-Shokuhin Co. Ltd.(a) 3,200 228,809
J Sainsbury plc 24,864 109,319
Jeronimo Martins SGPS SA 4,280 101,376
Kato Sangyo Co. Ltd.(a) 9,600 405,134
Kesko OYJ, Class A 2,248 56,428
Kesko OYJ, Class B(a) 4,573 116,095
Kobe Bussan Co. Ltd.(a) 1,900 46,866
Koninklijke Ahold Delhaize NV 19,040 746,575
Kusuri no Aoki Holdings Co. Ltd. 1,800 47,270
Life Corp. 16,000 264,903
Loblaw Cos. Ltd. 7,680 347,490
Marks & Spencer Group plc 24,160 121,375
MatsukiyoCocokara & Co.(a) 6,600 106,021
Maxvalu Tokai Co. Ltd. 3,200 77,791
Metcash Ltd. 17,504 40,711
Metro, Inc., Class A(a) 2,816 187,969
North West Co., Inc. (The)(a) 2,077 74,558
Ocado Group plc*(a) 22,785 68,224
Olam Group Ltd. 55,800 39,135
Seven & i Holdings Co. Ltd. 25,600 366,923
Sheng Siong Group Ltd. 17,900 38,367
Shufersal Ltd. 4,983 64,561
Sugi Holdings Co. Ltd. 2,400 55,371
Sundrug Co. Ltd. 1,600 42,733
Tesco plc 87,008 507,675
Tsuruha Holdings, Inc.(a) 7,145 114,220
United Super Markets Holdings, Inc.
(a) 2,000 12,097
Valor Holdings Co. Ltd. 12,800 290,419
Woolworths Group Ltd. 11,040 239,292
8,047,196
Containers & Packaging -
0.6%
Billerud Aktiebolag 3,437 27,994
CCL Industries, Inc., Class B(a) 2,156 130,651

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
FP Corp. 1,200 $ 20,513
Fuji Seal International, Inc. 12,800 265,111
Huhtamaki OYJ 3,776 133,056
Mayr Melnhof Karton AG 3,808 433,086
Metsa Board OYJ, Class B 1,152 3,588
Orora Ltd.(a) 406,848 584,286
Rengo Co. Ltd.(a) 96,000 823,337
SIG Group AG(a) 1,271 19,707
Toyo Seikan Group Holdings Ltd. 3,100 77,872
Transcontinental, Inc., Class A(a) 25,440 433,973
Verallia SA(a)(b) 27,328 718,488
Vidrala SA 561 58,931
Winpak Ltd.(a) 1,716 54,503
3,785,096
Distributors -
0.2%
Arata Corp. 9,700 193,673
D'ieteren Group(a) 23 5,278
Inchcape plc 9,622 107,809
Inter Cars SA 3,616 648,280
PALTAC Corp. 9,600 300,832
1,255,872
Diversified Consumer Services -
0.1%
AcadeMedia AB(b) 20,832 221,681
IDP Education Ltd.(a) 31 137
Pearson plc 10,496 137,896
359,714
Diversified REITs -
0.4%
Argosy Property Ltd., REIT(a) 4,465 3,160
British Land Co. plc (The), REIT 16,000 91,074
CapitaLand Integrated Commercial
Trust, REIT 42,116 79,320
Centuria Capital Group, REIT(a) 9,083 12,313
Charter Hall Group, REIT 4,836 77,955
Charter Hall Long Wale REIT, REIT 17,531 47,897
Covivio SA, REIT 1,344 85,940
Daiwa House REIT Investment Corp.,
REIT 64 55,926
GPT Group (The), REIT 41,824 154,996
H&R REIT, REIT 56,864 451,418
Heiwa Real Estate REIT, Inc., REIT 31 30,667
ICADE, REIT(a) 8,896 219,494
KDX Realty Investment Corp., REIT 68 73,748
Land Securities Group plc, REIT 6,592 58,843
Mapletree Pan Asia Commercial
Trust, REIT 65,100 74,898
Merlin Properties Socimi SA, REIT 4,522 67,299
Mirvac Group, REIT 3,922 5,495
NIPPON REIT Investment Corp.,
REIT 31 19,312
Nomura Real Estate Master Fund,
Inc., REIT 6 6,500
Investments Shares Value
Diversified REITs
(continued)
NTT UD REIT Investment Corp.,
REIT 32 $ 29,581
OUE REIT, REIT 151,900 44,888
Reit 1 Ltd., REIT 12,431 109,652
Sekisui House REIT, Inc., REIT 96 56,507
Sella Capital Real Estate Ltd., REIT 25,248 90,767
Shaftesbury Capital plc, REIT 1,773 3,491
Star Asia Investment Corp., REIT 29 11,280
Stockland, REIT 37,104 140,103
Stoneweg Europe Stapled Trust,
REIT 150,400 284,488
2,387,012
Diversified Telecommunication Services -
1.3%
BCE, Inc. 8,273 215,050
Bezeq The Israeli Telecommunication
Corp. Ltd. 38,130 98,496
BT Group plc 99,456 261,152
Cellnex Telecom SA(b) 4,544 140,658
Chorus Ltd.(a) 31 178
Cogeco Communications, Inc.(a) 5,184 251,247
Cyfrowy Polsat SA* 76,224 288,291
Deutsche Telekom AG (Registered) 66,272 2,220,937
Elisa OYJ 1,054 46,595
Gamma Communications plc 952 11,875
Helios Towers plc* 47,020 111,625
HKT Trust & HKT Ltd. 53,400 80,001
Infrastrutture Wireless Italiane
SpA(a)(b) 5,179 45,839
Koninklijke KPN NV 61,248 299,324
NOS SGPS SA 83,904 437,695
NTT, Inc. 592,000 594,456
Orange Polska SA 26,182 85,253
Orange SA 34,592 642,800
PCCW Ltd. 77,035 57,507
Proximus SADP(a) 40,800 373,012
Quebecor, Inc., Class B 4,019 147,416
RAI Way SpA(b) 8,120 55,158
Singapore Telecommunications Ltd. 105,600 381,958
Spark New Zealand Ltd. 1,486 2,031
Sunrise Communications AG, Class
A*(a) 3,264 185,654
Swisscom AG (Registered)(a) 352 289,581
Telecom Italia SpA*(a) 50,716 34,391
Telecom Italia SpA* 151,280 120,364
Telefonica SA(a) 75,776 307,852
Telekom Austria AG, Class A 4,091 43,656
Telenor ASA 2,604 43,947
Telia Co. AB(a) 23,296 106,713
Telstra Group Ltd. 60,864 208,075
TELUS Corp. 628 8,811
United Internet AG (Registered) 1,720 56,270
Zegona Communications plc 1,023 22,110
8,275,978
Electric Utilities -
1.6%
Acciona SA(a) 544 117,397

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
BKW AG 384 $ 72,756
Chubu Electric Power Co., Inc. 16,000 233,268
Chugoku Electric Power Co., Inc.
(The)(a) 9,600 61,467
CK Infrastructure Holdings Ltd.(a) 11,000 90,496
CLP Holdings Ltd.(a) 37,000 350,353
Contact Energy Ltd. 15,565 88,025
EDP SA 52,576 270,015
Elia Group SA/NV 465 67,655
Emera, Inc.(a) 3,168 157,891
Endesa SA 5,056 187,002
Enea SA 18,176 113,075
Enel SpA 154,048 1,705,814
EVN AG 1,705 57,707
Fortis, Inc.(a) 5,951 319,051
Fortum OYJ(a) 2,883 68,304
Genesis Energy Ltd.(a) 1,960 2,881
HK Electric Investments & HK
Electric Investments Ltd.(b) 15,500 13,258
Hokkaido Electric Power Co., Inc.(a) 76,800 522,256
Hokuriku Electric Power Co.(a) 64,000 405,425
Hydro One Ltd.(b) 3,616 143,743
Iberdrola SA 72,544 1,633,265
Iberdrola SA, Class R* 993 22,356
Kansai Electric Power Co., Inc. (The) 22,400 358,377
Kyushu Electric Power Co., Inc.(a) 12,800 142,927
Mercury NZ Ltd. 12,033 46,071
Naturenergie Holding AG 2,592 110,069
Origin Energy Ltd. 25,920 214,267
PGE Polska Grupa Energetyczna
SA* 25,070 71,176
Power Assets Holdings Ltd.(a) 19,500 151,437
Redeia Corp. SA(a) 1,436 24,925
Romande Energie Holding SA
(Registered) 186 10,338
Shikoku Electric Power Co., Inc. 74,800 759,347
SSE plc 22,623 751,896
Tauron Polska Energia SA* 42,112 130,872
Terna - Rete Elettrica Nazionale(a) 16,718 181,503
Tohoku Electric Power Co., Inc.(a) 18,400 133,115
Tokyo Electric Power Co. Holdings,
Inc.*(a) 44,800 168,704
Verbund AG 1,792 132,068
10,090,552
Electrical Equipment -
1.7%
ABB Ltd. (Registered) 18,208 1,576,190
Accelleron Industries AG 1,294 124,014
Daihen Corp. 1,200 90,393
Fagerhult Group AB 6,336 26,805
Fuji Electric Co. Ltd.(a) 1,500 106,865
Fujikura Ltd. 3,200 405,964
Furukawa Electric Co. Ltd. 1,300 114,022
Hammond Power Solutions, Inc.,
Class A 160 21,216
Investments Shares Value
Electrical Equipment
(continued)
Huber + Suhner AG (Registered) 713 $ 144,628
Kempower OYJ* 1,457 28,010
Legrand SA 3,328 534,486
Mabuchi Motor Co. Ltd. 6,400 60,117
Mitsubishi Electric Corp. 25,600 801,556
Nexans SA 737 116,523
Nidec Corp. 22,432 320,790
Nitto Kogyo Corp.(a) 9,600 257,021
NKT A/S* 448 58,951
Nordex SE* 800 32,168
Prysmian SpA 3,072 367,105
Rosebank Industries plc* 20,512 98,235
Schneider Electric SE 6,240 1,798,694
Siemens Energy AG* 7,616 1,309,677
Signify NV(a)(b) 47,360 1,009,082
Time Interconnect Technology Ltd.(a) 30,000 59,541
TKH Group NV, CVA 12,864 566,847
Vestas Wind Systems A/S 12,544 382,982
10,411,882
Electronic Equipment, Instruments & Components -
1.4%
Ai Holdings Corp. 3,100 53,536
Alps Alpine Co. Ltd. 3,100 40,483
ALSO Holding AG (Registered) 31 8,003
Amano Corp. 800 20,298
Anritsu Corp.(a) 6,400 88,889
Azbil Corp. 8,400 73,349
Canon Marketing Japan, Inc.(a) 1,500 65,539
Celestica, Inc.*(a) 1,216 343,594
Citizen Watch Co. Ltd. 86,400 763,407
Codan Ltd. 4,960 132,179
Comet Holding AG (Registered)(a) 192 74,651
Daiwabo Holdings Co. Ltd.(a) 32,000 629,794
FIH Mobile Ltd.*(a) 96,000 245,848
FIT Hon Teng Ltd.*(a)(b) 96,000 60,356
Halma plc 5,088 247,442
Hamamatsu Photonics KK 5,400 59,930
Hexagon AB, Class B(a) 20,800 236,378
Hirose Electric Co. Ltd. 582 62,573
Horiba Ltd.(a) 800 94,983
Hosiden Corp. 16,000 266,044
Ibiden Co. Ltd.(a) 2,400 128,028
Inficon Holding AG (Registered)(a) 722 114,387
Japan Aviation Electronics Industry
Ltd.(a) 19,200 298,716
Jenoptik AG 21,120 669,843
Jeol Ltd. 3,200 128,780
Kaga Electronics Co. Ltd. 13,000 325,716
Keyence Corp. 2,300 841,514
Kitron ASA 9,471 81,350
Kyocera Corp. 12,800 191,510
Lagercrantz Group AB, Class B 2,640 58,334
Landis+Gyr Group AG 1,073 75,663
Macnica Holdings, Inc.(a) 4,800 82,396
Murata Manufacturing Co. Ltd. 19,200 390,323
Mycronic AB 1,848 42,963

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
NCAB Group AB* 284 $ 1,475
Nohmi Bosai Ltd. 2,500 61,503
Oki Electric Industry Co. Ltd. 28,800 380,677
Omron Corp.(a) 2,800 71,098
Oxford Instruments plc 1,403 48,421
Renishaw plc 1,333 69,510
Rigaku Holdings Corp.(a) 3,100 24,236
Riken Keiki Co. Ltd.(a) 2,400 51,186
Ryoyo Ryosan Holdings, Inc.(a) 12,800 258,058
Shimadzu Corp. 4,100 110,673
Softwareone Holding AG(a) 11,296 116,400
Taiyo Yuden Co. Ltd.(a) 2,500 52,525
TDK Corp. 22,400 287,660
Vaisala OYJ, Class A 31 1,549
Venture Corp. Ltd. 3,100 39,941
VSTECS Holdings Ltd.(a) 192,000 190,778
Vusion 246 38,367
Yokogawa Electric Corp. 3,200 106,376
8,907,232
Energy Equipment & Services -
0.5%
Aker Solutions ASA 73,984 270,531
CES Energy Solutions Corp. 64,096 672,129
DOF Group ASA 8,672 101,906
Lapidoth Capital Ltd.(a) 986 31,005
Odfjell Drilling Ltd. 10,176 101,452
Paratus Energy Services Ltd. 36,064 175,303
Saipem SpA(a) 17,440 64,504
SBM Offshore NV 4,863 174,831
Subsea 7 SA 3,608 92,314
Technip Energies NV 3,656 143,703
Tecnicas Reunidas SA* 3,296 125,004
Tenaris SA(a) 7,648 170,687
TerraVest Industries, Inc.(a) 540 56,251
TGS ASA 64,928 683,164
Vallourec SACA 5,275 112,079
2,974,863
Entertainment -
0.4%
Capcom Co. Ltd.(a) 4,000 102,061
CD Projekt SA 745 54,732
Cover Corp.*(a) 3,100 32,596
CTS Eventim AG & Co. KGaA 502 42,372
Daiichikosho Co. Ltd. 32,000 346,739
DeNA Co. Ltd.(a) 1,100 18,048
Embracer Group AB, Class B* 31 170
EVT Ltd.(a) 6,232 54,791
Koei Tecmo Holdings Co. Ltd. 2,492 27,762
Konami Group Corp. 1,000 145,663
Modern Times Group MTG AB, Class
B* 33,280 391,363
Nexon Co. Ltd. 3,100 74,013
Nintendo Co. Ltd. 14,300 932,105
Paradox Interactive AB 952 13,927
Investments Shares Value
Entertainment
(continued)
Square Enix Holdings Co. Ltd.(a) 4,500 $ 78,005
Toei Animation Co. Ltd. 1,000 16,628
Toho Co. Ltd. 1,200 61,276
Ubisoft Entertainment SA*(a) 31 161
Universal Music Group NV 8,608 211,774
Vivendi SE 6,262 17,536
2,621,722
Financial Services -
1.6%
Adyen NV*(b) 320 477,154
AMP Ltd. 65,142 77,352
Banca IFIS SpA(a) 9,888 322,784
Banca Mediolanum SpA 4,444 104,467
BFF Bank SpA*(b) 61,216 588,067
Challenger Ltd. 2,852 18,401
Edenred SE(a) 7,360 154,715
EXOR NV 224 18,414
Financial Partners Group Co. Ltd. 25,600 336,554
Fuyo General Lease Co. Ltd. 3,000 84,461
Groupe Bruxelles Lambert NV 510 48,477
HAL Trust 588 108,844
Helia Group Ltd. 93,408 382,152
Industrivarden AB, Class A 2,496 125,473
Industrivarden AB, Class C 744 37,468
Infratil Ltd.(a) 11,706 78,451
Investor AB, Class A 13,696 527,278
Investor AB, Class B(a) 37,696 1,461,467
Japan Investment Adviser Co. Ltd.(a) 9,600 138,219
Japan Securities Finance Co. Ltd. 33,500 461,695
Kinnevik AB, Class B* 31 256
L E Lundbergforetagen AB, Class B 1,178 70,529
M&G plc 46,144 195,915
Mitsubishi HC Capital, Inc. 13,200 115,434
Nexi SpA(a)(b) 24,800 106,359
ORIX Corp. 23,900 727,257
OSB Group plc 131,232 1,099,407
Paragon Banking Group plc 68,224 831,349
Peugeot Invest SA 896 77,706
Pluxee NV 22 292
Poste Italiane SpA(b) 8,923 235,658
Ricoh Leasing Co. Ltd.(a) 4,500 174,737
Sofina SA(a) 326 95,405
Sony Financial Group, Inc.*(a) 176,000 177,415
Tokyo Century Corp. 2,400 33,458
Washington H Soul Pattinson & Co.
Ltd.(a) 4,031 108,975
Wendel SE 651 62,964
Wise plc, Class A* 8,348 108,026
Zenkoku Hosho Co. Ltd.(a) 1,200 23,905
9,796,940
Food Products -
2.1%
a2 Milk Co. Ltd. (The) 7,139 42,619
AAK AB 2,771 77,631
Ajinomoto Co., Inc. 12,800 292,078
Ariake Japan Co. Ltd.(a) 800 29,042
Aryzta AG*(a) 1,728 122,635

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Associated British Foods plc 6,880 $ 179,853
Austevoll Seafood ASA 3,432 33,144
Bakkafrost P/F 820 39,654
Barry Callebaut AG (Registered)(a) 62 108,855
Bell Food Group AG (Registered) 544 156,831
Bumitama Agri Ltd. 58,200 66,043
Calbee, Inc.(a) 600 11,731
Chocoladefabriken Lindt & Spruengli
AG 22 315,979
Chocoladefabriken Lindt & Spruengli
AG (Registered) 2 296,085
Cranswick plc 155 11,188
Danone SA 8,032 629,119
Ebro Foods SA 3,286 71,773
Elders Ltd.(a) 59,204 305,673
Emmi AG (Registered) 41 41,636
First Pacific Co. Ltd. 62,000 48,427
First Resources Ltd. 179,200 302,197
Fraser and Neave Ltd. 24,800 29,901
Fuji Oil Co. Ltd.(a) 20,400 531,886
Glanbia plc 5,084 98,162
Golden Agri-Resources Ltd. 213,400 48,768
GrainCorp Ltd., Class A(a) 3,348 16,887
Greencore Group plc 7,347 29,187
Grieg Seafood ASA* 32 248
House Foods Group, Inc. 2,400 46,589
Itoham Yonekyu Holdings, Inc. 1,240 48,311
JDE Peet's NV 3,168 119,170
Kagome Co. Ltd.(a) 900 15,939
Kerry Group plc, Class A 2,496 222,109
Kikkoman Corp.(a) 11,800 106,365
Kotobuki Spirits Co. Ltd. 2,500 28,977
KWS Saat SE & Co. KGaA 186 16,573
Leroy Seafood Group ASA 5,456 26,987
Lotus Bakeries NV(a) 6 70,665
Maple Leaf Foods, Inc. 3,893 72,533
Maruha Nichiro Corp. 48,000 432,050
Megmilk Snow Brand Co. Ltd. 16,000 347,984
MEIJI Holdings Co. Ltd. 3,400 79,853
Morinaga & Co. Ltd. 2,200 38,449
Morinaga Milk Industry Co. Ltd.(a) 31,200 804,979
Mowi ASA 6,912 159,424
Nestle SA (Registered) 29,920 2,853,095
Neto Malinda Trading Ltd.(a) 2,400 139,089
Nichirei Corp. 3,200 39,663
Nippn Corp.(a) 28,800 491,949
Nisshin Oillio Group Ltd. (The)(a) 9,600 350,370
Nisshin Seifun Group, Inc.(a) 2,690 34,248
Nissin Foods Holdings Co. Ltd.(a) 4,100 83,191
Nissui Corp. 8,200 68,838
Orkla ASA 8,856 105,360
Premier Foods plc 3,720 9,638
Premium Brands Holdings Corp.,
Class A(a) 1,824 126,076
Investments Shares Value
Food Products
(continued)
Prima Meat Packers Ltd. 3,100 $ 55,505
Sakata Seed Corp.(a) 1,400 36,802
Salmar ASA 1,856 110,791
Saputo, Inc. 899 27,272
Schouw & Co. A/S 3,808 403,416
Societe LDC SADIR 2,176 244,630
Strauss Group Ltd. 952 36,073
Suedzucker AG 22,592 259,762
Tate & Lyle plc 149,376 771,959
Toyo Suisan Kaisha Ltd. 1,800 128,705
Viscofan SA 72 4,831
WH Group Ltd.(b) 144,000 169,266
Wilmar International Ltd. 21,700 57,969
Yakult Honsha Co. Ltd.(a) 100 1,615
Yamazaki Baking Co. Ltd. 2,900 61,361
13,245,663
Gas Utilities -
0.5%
AltaGas Ltd. 4,736 143,638
APA Group 4,391 27,254
Brookfield Infrastructure Corp., Class
A(a) 1,395 67,084
Enagas SA 3,782 62,472
Hong Kong & China Gas Co. Ltd.(a) 64,000 60,397
Italgas SpA 8,669 104,265
Naturgy Energy Group SA 2,234 70,375
Nippon Gas Co. Ltd. 1,900 36,101
Osaka Gas Co. Ltd. 7,900 296,724
Rubis SCA 29,728 1,209,514
Snam SpA 31,360 216,309
Superior Plus Corp.(a) 92,448 498,372
Tokyo Gas Co. Ltd. 6,400 284,030
3,076,535
Ground Transportation -
1.0%
Aurizon Holdings Ltd.(a) 15,097 39,026
Ayvens SA(b) 6,498 94,697
Canadian National Railway Co. 5,792 560,273
Canadian Pacific Kansas City Ltd.(a) 10,048 751,068
Central Japan Railway Co. 19,200 536,071
ComfortDelGro Corp. Ltd. 12,400 14,364
East Japan Railway Co. 12,800 323,029
Firstgroup plc 202,688 518,450
Fukuyama Transporting Co. Ltd. 12,800 380,863
Hankyu Hanshin Holdings, Inc.(a) 300 8,394
Jungfraubahn Holding AG
(Registered) 191 75,527
Keikyu Corp. 3,100 30,546
Keio Corp. 3,100 77,510
Keisei Electric Railway Co. Ltd.(a) 8,700 68,862
Kintetsu Group Holdings Co. Ltd.(a) 3,200 66,527
Kyushu Railway Co. 3,200 81,857
Maruzen Showa Unyu Co. Ltd.(a) 6,400 348,502
MTR Corp. Ltd.(a) 32,264 142,859
Nagoya Railroad Co. Ltd.(a) 3,100 34,716
Nankai Electric Railway Co. Ltd.(a) 3,000 55,630
Nishi-Nippon Railroad Co. Ltd. 25,600 472,304

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Odakyu Electric Railway Co. Ltd. 1,400 $ 15,038
Seibu Holdings, Inc.(a) 3,900 103,530
Seino Holdings Co. Ltd.(a) 3,100 48,391
Sixt SE 308 24,275
Sixt SE (Preference) 1,450 92,115
Sotetsu Holdings, Inc. 38,400 695,885
Stef SA(a) 1,088 162,051
TFI International, Inc. 1,152 124,486
Tobu Railway Co. Ltd. 500 8,839
Tokyo Metro Co. Ltd. 3,100 33,208
Tokyu Corp.(a) 17,100 193,492
West Japan Railway Co.(a) 6,400 131,062
6,313,447
Health Care Equipment & Supplies -
0.9%
Alcon AG 4,992 404,650
Ambu A/S, Class B(a) 3,468 47,016
Ansell Ltd.(a) 2,720 62,195
Arjo AB, Class B 96,512 291,316
Asahi Intecc Co. Ltd. 3,200 53,313
BioMerieux 800 93,078
Carl Zeiss Meditec AG 715 23,817
Cochlear Ltd. 774 145,913
Coloplast A/S, Class B 928 79,240
Convatec Group plc(b) 26,387 83,282
Demant A/S*(a) 1,879 65,974
DiaSorin SpA 293 25,160
Draegerwerk AG & Co. KGaA
(Preference) 3,616 382,428
Eckert & Ziegler SE 465 8,281
Elekta AB, Class B(a) 15,968 103,179
EssilorLuxottica SA 3,872 1,187,971
Fisher & Paykel Healthcare Corp.
Ltd. 6,304 148,363
Fukuda Denshi Co. Ltd. 7,400 406,794
Getinge AB, Class B 2,980 65,779
Hogy Medical Co. Ltd.(a) 1,200 52,042
Hoya Corp. 3,800 637,275
Koninklijke Philips NV 6,848 196,580
Medacta Group SA(b) 336 72,083
Nakanishi, Inc. 6,400 89,698
Nanosonics Ltd.*(a) 4,960 13,482
Nihon Kohden Corp. 4,600 51,081
Nipro Corp. 4,100 37,741
Olympus Corp. 16,000 190,950
PHC Holdings Corp.(a) 16,000 112,433
Revenio Group OYJ 28 668
Siemens Healthineers AG(b) 1,920 96,322
Smith & Nephew plc 10,560 179,978
Sonova Holding AG (Registered) 384 105,468
Straumann Holding AG (Registered)
(a) 1,280 154,754
Sysmex Corp. 3,200 30,432
Terumo Corp. 16,000 209,257
Vimian Group AB*(a) 10,168 30,668
Investments Shares Value
Health Care Equipment & Supplies
(continued)
Ypsomed Holding AG (Registered)(a) 59 $ 23,407
5,962,068
Health Care Providers & Services -
0.4%
Alfresa Holdings Corp. 7,900 127,467
Amplifon SpA(a) 7,104 114,853
As One Corp.(a) 1,600 24,079
Asker Healthcare Group AB* 3,776 32,022
Chartwell Retirement Residences 5,347 79,841
Clariane SE*(a) 41,216 186,814
EBOS Group Ltd. 2,217 34,476
Fagron 3,264 86,009
Fresenius Medical Care AG 2,880 129,887
Fresenius SE & Co. KGaA 4,992 280,367
Galenica AG(b) 817 102,490
Medicover AB, Class B 2,077 47,512
Medipal Holdings Corp. 3,400 61,692
Mediterranean Towers Ltd. 14,944 74,662
Neuca SA 352 78,834
NMC Health plc*‡ 2,074 —
Raffles Medical Group Ltd. 6,200 4,861
Ramsay Health Care Ltd.(a) 4,928 125,526
Ryman Healthcare Ltd.*(a) 66,528 111,866
Ship Healthcare Holdings, Inc. 1,900 31,365
Sigma Healthcare Ltd. 33,504 72,526
Sonic Healthcare Ltd. 1,053 16,930
Spire Healthcare Group plc(b) 25,983 72,736
Summerset Group Holdings Ltd. 2,619 18,328
Suzuken Co. Ltd. 1,880 75,902
Terveystalo OYJ(a)(b) 34,144 411,881
2,402,926
Health Care REITs -
0.0%(d)
Aedifica SA, REIT 832 73,393
Cofinimmo SA, REIT 1,472 153,402
Parkway Life REIT, REIT 19,000 61,088
Primary Health Properties plc, REIT 16,142 22,948
Vital Healthcare Property Trust,
REIT(a) 17,208 20,556
331,387
Health Care Technology -
0.0%(d)
M3, Inc.(a) 3,100 38,393
Pro Medicus Ltd. 288 37,148
Sectra AB, Class B 2,624 65,272
140,813
Hotel & Resort REITs -
0.0%(d)
CapitaLand Ascott Trust, REIT 3,100 2,394
Far East Hospitality Trust, REIT 3,100 1,490
Hoshino Resorts REIT, Inc., REIT 24 39,938
Invincible Investment Corp., REIT 62 26,285
Japan Hotel REIT Investment Corp.,
REIT 31 16,700
86,807

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure -
1.3%
Accor SA 2,688 $ 146,650
Amadeus IT Group SA 5,280 355,650
AmRest Holdings SE 3,904 14,992
Aristocrat Leisure Ltd. 8,288 310,978
Basic-Fit NV*(a)(b) 1,209 46,284
Betsson AB, Class B 4,544 53,693
Carnival plc*(a) 6,336 187,629
Cirsa Enterprises SA* 12,896 222,762
Colowide Co. Ltd.(a) 3,500 40,103
Compass Group plc 18,176 545,482
Create Restaurants Holdings, Inc.(a) 8,800 42,271
Domino's Pizza Enterprises Ltd.(a) 691 11,061
Entain plc 7,424 61,635
Evolution AB(a)(b) 4,384 286,547
FDJ UNITED 29 771
Flight Centre Travel Group Ltd.(a) 9,376 106,407
Food & Life Cos. Ltd. 2,200 120,810
Fuji Kyuko Co. Ltd. 1,000 13,289
Galaxy Entertainment Group Ltd. 34,000 173,272
Genda, Inc.*(a) 3,100 13,464
Genting Singapore Ltd. 3,100 1,796
Greggs plc(a) 41,152 907,486
Guzman y Gomez Ltd.(a) 6,307 97,999
HBX Group International plc*(a) 30,144 280,432
Heiwa Corp.(a) 18,450 242,197
Hongkong & Shanghai Hotels Ltd.
(The)* 224,000 179,838
Ichibanya Co. Ltd.(a) 5,000 29,074
InterContinental Hotels Group plc 1,664 224,307
KOMEDA Holdings Co. Ltd.(a) 1,200 22,061
Kyoritsu Maintenance Co. Ltd.(a) 2,200 40,111
Lottery Corp. Ltd. (The) 27,165 98,007
Lottomatica Group Spa 3,584 88,344
McDonald's Holdings Co. Japan Ltd.
(a) 1,100 47,848
Melia Hotels International SA 34,816 311,884
MGM China Holdings Ltd. 37,200 59,541
Mitchells & Butlers plc* 76,512 276,658
Monogatari Corp. (The) 1,500 40,403
MOS Food Services, Inc.(a) 2,100 57,380
Ohsho Food Service Corp. 2,112 43,127
Oriental Land Co. Ltd.(a) 11,200 196,722
Restaurant Brands International, Inc. 3,776 254,392
Round One Corp. 6,400 45,098
Royal Holdings Co. Ltd.(a) 3,200 27,507
Sands China Ltd. 38,400 83,736
Scandic Hotels Group AB(b) 1,824 18,318
Shangri-La Asia Ltd.(a) 640,000 399,093
SJM Holdings Ltd.*(a) 186,000 57,160
SkiStar AB 2,828 53,638
Skylark Holdings Co. Ltd.(a) 3,700 75,530
Sodexo SA(a) 448 22,992
SSP Group plc 296,928 746,058
Tabcorp Holdings Ltd. 65,100 40,361
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Toridoll Holdings Corp.(a) 1,100 $ 29,793
Trainline plc*(b) 1 3
TUI AG* 3,534 37,905
Whitbread plc 4,032 150,717
Wynn Macau Ltd. 61,200 45,373
Yoshinoya Holdings Co. Ltd.(a) 3,400 67,356
Zensho Holdings Co. Ltd. 1,800 97,748
8,251,743
Household Durables -
1.4%
Azorim-Investment Development &
Construction Co. Ltd.(a) 5,535 35,552
Barratt Redrow plc 12,320 65,630
Bellway plc 2,272 84,678
Berkeley Group Holdings plc 1,856 104,932
Breville Group Ltd.(a) 2,420 54,590
Cairn Homes plc 240,064 595,606
De' Longhi SpA 1,012 44,786
Dom Development SA 2,304 175,259
Electrolux AB, Class B*(a) 67,200 544,903
Glenveagh Properties plc*(b) 122,528 285,409
GN Store Nord A/S*(a) 6,336 112,090
Haseko Corp. 3,500 71,811
Iida Group Holdings Co. Ltd. 3,400 56,182
JM AB 3,876 59,811
JVCKenwood Corp.(a) 48,000 389,265
Man Wah Holdings Ltd.(a) 614,400 380,770
Nikon Corp.(a) 3,100 38,996
Open House Group Co. Ltd. 1,800 106,114
Panasonic Holdings Corp. 41,600 570,901
Persimmon plc 2,666 51,437
Rinnai Corp. 1,800 47,363
Sangetsu Corp.(a) 24,656 504,276
SEB SA(a) 9,696 549,520
Sekisui House Ltd.(a) 12,800 285,274
Sharp Corp.*(a) 9,300 42,304
Sony Group Corp. 70,400 1,576,310
Sumitomo Forestry Co. Ltd.(a) 9,600 104,208
Tamron Co. Ltd. 12,800 85,300
Taylor Wimpey plc 122,720 179,770
Token Corp. 2,400 231,039
Vistry Group plc* 115,840 1,057,411
YIT OYJ*(a) 23,264 85,408
Zojirushi Corp. 3,100 31,068
8,607,973
Household Products -
0.2%
Earth Corp.(a) 600 19,020
Essity AB, Class A 1,020 30,247
Essity AB, Class B 4,736 140,813
Henkel AG & Co. KGaA 2,848 235,983
Henkel AG & Co. KGaA (Preference) 2,528 223,031
Pigeon Corp. 3,100 32,354
Reckitt Benckiser Group plc 7,200 601,902
Unicharm Corp. 2,900 17,660
1,301,010

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
-
0.5%
Boralex, Inc., Class A(a) 1,023 $ 19,075
Brookfield Renewable Corp. 1,209 50,631
Capital Power Corp. 1,280 56,478
Corp. ACCIONA Energias
Renovables SA 1,612 41,001
Drax Group plc 128,064 1,583,380
EDP Renovaveis SA(a) 62 944
Electric Power Development Co. Ltd. 3,100 65,995
Energix-Renewable Energies Ltd. 8,525 54,536
Enlight Renewable Energy Ltd.* 1,428 81,372
ERG SpA 1,209 32,246
Grenergy Renovables SA* 155 17,720
Meridian Energy Ltd. 22,344 76,359
Orsted A/S*(b) 2,434 54,906
OY Nofar Energy Ltd.*(a) 1,496 75,178
RWE AG 14,560 927,036
Scatec ASA*(b) 7,254 87,132
Solaria Energia y Medio Ambiente
SA* 31 686
TransAlta Corp.(a) 6,634 85,243
3,309,918
Industrial Conglomerates -
1.4%
Aker ASA, Class A 264 24,422
Bonheur ASA 10,144 267,363
Brookfield Business Corp., Class A(a) 8,704 310,584
CK Hutchison Holdings Ltd. 48,356 391,631
CTF Services Ltd. 43,636 51,069
DCC plc(a) 1,376 87,538
Hikari Tsushin, Inc. 100 27,557
Hitachi Ltd. 54,400 1,890,564
Investment AB Latour, Class B 2,024 50,782
Italmobiliare SpA 1,024 33,927
Jardine Matheson Holdings Ltd. 3,200 232,864
Keppel Ltd. 18,500 159,342
Lifco AB, Class B(a) 3,616 125,078
Metlen Energy & Metals plc*(a) 2,944 161,107
Nisshinbo Holdings, Inc.(a) 60,800 563,817
Nolato AB, Class B 11,029 72,511
Sekisui Chemical Co. Ltd.(a) 9,600 170,082
Siemens AG (Registered) 8,576 2,614,885
Smiths Group plc 2,752 94,788
Storskogen Group AB, Class B(a) 569,664 695,650
Swire Pacific Ltd., Class A(a) 10,500 101,374
Tokai Holdings Corp. 51,200 381,029
8,507,964
Industrial REITs -
0.3%
ARGAN SA, REIT 31 2,434
CapitaLand Ascendas REIT, REIT 34,100 76,584
Centuria Industrial REIT, REIT(a) 31 71
Dream Industrial REIT, REIT 31 294
Frasers Logistics & Commercial
Trust, REIT(b) 3,100 2,467
Investments Shares Value
Industrial REITs
(continued)
GLP J-REIT, REIT 38 $ 35,029
Goodman Group, REIT 22,208 478,092
Goodman Property Trust, REIT 19,085 22,337
Granite REIT, REIT 1,302 84,467
Industrial & Infrastructure Fund
Investment Corp., REIT(a) 68 66,034
Japan Logistics Fund, Inc., REIT(a) 160 104,862
LaSalle Logiport REIT, REIT(a) 96 97,705
LondonMetric Property plc, REIT 4,674 12,821
Mapletree Industrial Trust, REIT 46,589 77,465
Mapletree Logistics Trust, REIT 43,400 46,170
Mitsui Fudosan Logistics Park, Inc.,
REIT(a) 79 59,099
Montea NV, REIT 1,088 92,416
Nippon Prologis REIT, Inc., REIT 21 12,293
Property for Industry Ltd., REIT 26,697 36,817
Segro plc, REIT 16,640 173,220
Tritax Big Box REIT plc, REIT 48,896 110,912
Warehouses De Pauw CVA, REIT 2,883 81,971
1,673,560
Insurance -
4.8%
Admiral Group plc 3,104 117,135
Aegon Ltd. 28,417 222,378
Ageas SA/NV 2,880 205,400
AIA Group Ltd. 128,000 1,480,825
Allianz SE (Registered) 7,968 3,524,341
Alm Brand A/S 27,040 75,169
ASR Nederland NV 2,636 191,855
AUB Group Ltd.(a) 2,926 61,925
Aviva plc 54,656 476,861
AXA SA 34,624 1,582,949
Beazley plc 12,018 186,851
Brookfield Wealth Solutions Ltd.(a) 14,272 654,816
CBL Corp. Ltd.*‡(e) 102,937 —
Clal Insurance Enterprises Holdings
Ltd. 899 65,947
Coface SA 38,272 702,077
Dai-ichi Life Holdings, Inc. 76,800 673,357
Definity Financial Corp. 1,025 50,442
Fairfax Financial Holdings Ltd.(a) 416 690,327
Generali(a) 19,072 780,275
Gjensidige Forsikring ASA 3,232 92,188
Great-West Lifeco, Inc. 6,976 328,361
Hannover Rueck SE 800 227,271
Harel Insurance Investments &
Financial Services Ltd. 3,616 166,970
Helvetia Baloise Holding AG(a) 932 236,858
Hiscox Ltd. 6,752 137,314
iA Financial Corp., Inc. 1,632 201,639
IDI Insurance Co. Ltd. 2,048 161,632
Insurance Australia Group Ltd. 33,056 175,996
Intact Financial Corp. 2,176 398,370
Japan Post Holdings Co. Ltd. 28,800 346,231
Japan Post Insurance Co. Ltd.(a) 4,400 136,199
Just Group plc 374,784 1,110,882

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Lancashire Holdings Ltd. 94,752 $ 800,944
Legal & General Group plc 95,296 346,671
Lifenet Insurance Co.* 3,800 49,292
Mandatum OYJ(a) 10,146 83,043
Manulife Financial Corp. 34,880 1,336,060
Mapfre SA(a) 23,163 106,311
Medibank Pvt Ltd. 38,171 123,542
Menora Mivtachim Holdings Ltd. 492 63,601
Migdal Insurance & Financial
Holdings Ltd.*(a) 18,592 100,468
MS&AD Insurance Group Holdings,
Inc. 28,800 734,096
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,752 1,677,555
nib holdings Ltd. 6,172 29,099
NN Group NV 5,010 398,019
Phoenix Financial Ltd. 5,085 248,458
Phoenix Group Holdings plc 17,984 182,498
Power Corp. of Canada(a) 10,432 529,015
Powszechny Zaklad Ubezpieczen SA 9,712 192,463
Protector Forsikring ASA 1,519 82,762
Prudential plc 29,664 490,309
QBE Insurance Group Ltd. 25,760 356,231
Sampo OYJ, Class A 29,120 325,641
SCOR SE 2,204 72,105
Sompo Holdings, Inc. 19,200 661,657
Steadfast Group Ltd.(a) 18,258 66,895
Storebrand ASA 10,327 181,278
Sun Life Financial, Inc. 11,168 707,613
Suncorp Group Ltd. 11,104 132,241
Swiss Life Holding AG (Registered) 320 351,728
Swiss Re AG 6,272 1,005,491
T&D Holdings, Inc. 9,600 236,671
Talanx AG 968 122,643
Tokio Marine Holdings, Inc. 38,400 1,425,624
Trisura Group Ltd.* 874 26,804
Tryg A/S 4,112 100,291
Unipol Assicurazioni SpA 6,080 135,801
Wuestenrot & Wuerttembergische AG 11,424 204,130
Zurich Insurance Group AG 1,664 1,186,333
30,336,224
Interactive Media & Services -
0.1%
Autotrader Group plc(b) 11,584 85,521
Baltic Classifieds Group plc 5 14
CAR Group Ltd.(a) 5,345 103,347
Hemnet Group AB 925 14,828
Kakaku.com, Inc. 1,600 21,885
LY Corp. 12,800 32,909
MONY Group plc 29 74
REA Group Ltd.(a) 848 112,724
Rightmove plc 12,138 82,349
Scout24 SE(b) 1,160 115,988
SEEK Ltd. 4,807 70,617
Investments Shares Value
Interactive Media & Services
(continued)
Vend Marketplaces ASA, Class B 4,160 $ 115,365
755,621
IT Services -
1.3%
Addnode Group AB, Class B 5,472 52,975
Alten SA 11,808 1,160,314
Atea ASA 2,420 38,825
Bechtle AG 1,364 71,138
BIPROGY, Inc.(a) 1,100 36,560
Bouvet ASA 5,054 30,643
Capgemini SE 3,872 604,350
CGI, Inc. 2,528 217,862
Computacenter plc 1,092 49,870
Data#3 Ltd.(a) 8,952 61,334
Digital Garage, Inc. 1,300 21,220
DTS Corp.(a) 8,400 68,502
Formula Systems 1985 Ltd. 155 24,802
Fujitsu Ltd. 22,400 621,932
GMO internet group, Inc. 1,200 29,957
Indra Sistemas SA(a) 1,984 128,870
Kainos Group plc 3,744 46,239
Kontron AG 2,573 71,749
Macquarie Technology Group Ltd.*(a) 372 18,248
Megaport Ltd.* 6,954 56,462
NEC Corp. 16,000 540,386
Netcompany Group A/S*(a)(b) 434 22,996
NEXTDC Ltd.*(a) 10,016 93,463
Nomura Research Institute Ltd. 5,545 168,981
NS Solutions Corp.(a) 1,600 42,349
Obic Co. Ltd. 4,000 111,422
Otsuka Corp. 3,100 61,534
OVH Groupe SA*(a) 6 71
Reply SpA 484 63,567
Sakura Internet, Inc. 3,200 55,138
Shopify, Inc., Class A* 14,240 1,878,862
Simplex Holdings, Inc.(a) 64,000 397,874
Softcat plc 1,338 26,256
Sopra Steria Group(a) 5,504 1,009,676
TietoEVRY OYJ(a) 3,348 72,968
TIS, Inc. 1,400 40,822
Wavestone(a) 532 38,163
8,036,380
Leisure Products -
0.2%
Asmodee Group AB, Class B* 961 11,594
Bandai Namco Holdings, Inc. 6,400 166,368
BRP, Inc.(a) 1,178 89,402
Games Workshop Group plc 310 72,530
MIPS AB(b) 12 375
Mizuno Corp.(a) 3,000 62,135
Noritsu Koki Co. Ltd. 19,200 273,575
Sankyo Co. Ltd. 3,300 51,674
Sanlorenzo SpA(a) 31 1,189
Sega Sammy Holdings, Inc.(a) 2,600 40,797
Shimano, Inc. 1,100 125,716
Technogym SpA(b) 4,905 102,583
Thule Group AB(b) 2,024 48,655

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Leisure Products
(continued)
Tsuburaya Fields Holdings, Inc. 3,100 $ 36,836
Yamaha Corp.(a) 6,200 44,955
Yonex Co. Ltd. 2,400 50,642
1,179,026
Life Sciences Tools & Services -
0.3%
AddLife AB, Class B 336 5,181
Bachem Holding AG(a) 31 2,818
Eurofins Scientific SE 1,408 114,136
Gerresheimer AG 13,664 409,961
Lonza Group AG (Registered) 832 567,236
Oxford Nanopore Technologies
plc*(a) 15,624 33,232
QIAGEN NV 1,428 75,801
Sartorius AG (Preference) 330 92,572
Sartorius Stedim Biotech 310 69,444
Schott Pharma AG & Co. KGaA 4,338 74,108
Siegfried Holding AG (Registered)*(a) 1,216 149,858
SKAN Group AG(a) 3 226
Tecan Group AG (Registered) 224 39,561
Wuxi Biologics Cayman, Inc.*(b) 32,000 151,606
1,785,740
Machinery -
3.7%
Aalberts NV(a) 4,096 158,171
Alfa Laval AB 3,840 224,442
Alstom SA*(a) 8,896 285,956
Amada Co. Ltd. 7,200 92,392
ANDRITZ AG 1,395 121,148
Atlas Copco AB, Class A 31,296 649,625
Atlas Copco AB, Class B 17,952 324,778
ATS Corp.*(a) 4,000 114,315
AutoStore Holdings Ltd.*(b) 19,262 22,555
Beijer Alma AB 2,304 68,842
Bodycote plc 12,288 125,708
Bucher Industries AG (Registered) 82 38,122
Burckhardt Compression Holding AG 31 21,497
CKD Corp.(a) 4,100 109,238
Construcciones y Auxiliar de
Ferrocarriles SA 6,592 441,514
Daetwyler Holding AG 465 95,289
Daifuku Co. Ltd. 3,200 114,881
Daimler Truck Holding AG 9,856 480,264
Danieli & C Officine Meccaniche
SpA(a) 3,360 248,627
Danieli & C Officine Meccaniche SpA
(Retirement Savings Plan) 12,640 653,816
DMG Mori Co. Ltd.(a) 2,100 37,028
Duerr AG 15,392 412,000
Ebara Corp.(a) 5,500 166,005
Electrolux Professional AB, Class B 5,882 40,865
Epiroc AB, Class A 7,424 209,413
Epiroc AB, Class B 4,393 110,269
FANUC Corp. 9,600 390,136
FLSmidth & Co. A/S 1,312 113,179
Investments Shares Value
Machinery
(continued)
Fluidra SA 912 $ 26,603
Fuji Corp.(a) 1,000 24,686
GEA Group AG 2,208 158,656
Georg Fischer AG (Registered)(a) 1,280 85,522
Glory Ltd. 19,200 500,475
Harmonic Drive Systems, Inc.(a) 1,500 33,061
Hiab OYJ, Class B 684 40,767
Hino Motors Ltd.*(a) 128,000 345,183
Hitachi Construction Machinery Co.
Ltd. 2,800 91,682
Hoshizaki Corp. 2,400 79,207
IHI Corp. 13,300 307,626
IMI plc 1,824 69,132
Indutrade AB 4,126 97,414
Interpump Group SpA 1,535 89,260
Iveco Group NV 6,144 137,925
Japan Steel Works Ltd. (The)(a) 900 49,796
Jungheinrich AG (Preference) 18,464 799,551
Kanadevia Corp. 54,400 360,410
Kardex Holding AG (Registered) 62 21,819
Kawasaki Heavy Industries Ltd.(a) 2,000 166,926
KION Group AG 1,344 95,454
Kitz Corp. 22,400 292,016
Knorr-Bremse AG 947 110,914
Komatsu Ltd. 19,200 737,954
Kone OYJ, Class B 4,192 302,313
Konecranes OYJ 1,352 159,795
Krones AG 246 39,742
KSB SE & Co. KGaA (Preference) 224 286,468
Kubota Corp. 25,600 393,227
Kurita Water Industries Ltd. 2,500 125,000
Makita Corp. 3,700 128,346
Metso OYJ 9,888 194,270
MINEBEA MITSUMI, Inc.(a) 6,400 130,066
MISUMI Group, Inc. 900 14,889
Mitsubishi Heavy Industries Ltd. 40,300 1,180,576
Mitsubishi Logisnext Co. Ltd.(a) 6,400 64,680
Mitsuboshi Belting Ltd.(a) 1,300 33,962
Mitsui E&S Co. Ltd.(a) 3,100 138,059
Miura Co. Ltd. 2,100 43,236
Namura Shipbuilding Co. Ltd.(a) 3,200 87,126
NFI Group, Inc.*(a) 4,826 58,946
NGK Insulators Ltd. 6,200 148,268
Nitta Corp.(a) 6,400 169,065
Nomura Micro Science Co. Ltd.(a) 3,100 70,135
Noritake Co. Ltd.(a) 9,600 382,108
NSK Ltd. 3,100 21,583
NTN Corp.(a) 41,600 99,618
OC Oerlikon Corp. AG Pfaeffikon
(Registered)(a) 76,320 350,851
OKUMA Corp.(a) 1,400 34,760
OSG Corp.(a) 25,600 433,720
Palfinger AG 3,296 141,943
Pfeiffer Vacuum Technology AG 220 42,923
Rational AG 160 129,053
RENK Group AG 8 514

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Rotork plc 13,640 $ 66,185
Sandvik AB 12,320 489,474
Schindler Holding AG 514 199,045
Schindler Holding AG (Registered) 359 132,635
Seatrium Ltd. 12,400 20,618
SFS Group AG 220 32,398
Shinmaywa Industries Ltd.(a) 16,000 226,734
SKF AB, Class A 1,408 37,378
SKF AB, Class B 5,568 146,304
SMC Corp. 700 272,948
Spirax Group plc 744 74,172
Stadler Rail AG(a) 3,295 84,766
Sulzer AG (Registered) 280 60,432
Sumitomo Heavy Industries Ltd. 3,300 103,026
Tadano Ltd. 38,400 283,532
Takeuchi Manufacturing Co. Ltd.(a) 1,500 62,135
Techtronic Industries Co. Ltd. 16,000 218,190
Tocalo Co. Ltd. 3,800 63,580
TOMRA Systems ASA 3,872 51,672
Toyota Industries Corp.(a) 2,400 307,351
Trelleborg AB, Class B 1,209 49,167
Tsubakimoto Chain Co. 32,000 491,015
Tsugami Corp. 16,000 332,944
Valmet OYJ(a) 2,784 95,816
VAT Group AG(a)(b) 352 229,105
Vesuvius plc 83,776 528,364
Volvo AB, Class A 4,640 169,828
Volvo AB, Class B 29,952 1,096,269
Wacker Neuson SE 9,344 214,985
Wartsila OYJ Abp 5,384 219,054
Weir Group plc (The) 3,392 150,160
YAMABIKO Corp. 12,800 266,356
Yaskawa Electric Corp.(a) 3,100 98,772
22,871,766
Marine Transportation -
0.4%
AP Moller - Maersk A/S, Class A 31 76,399
AP Moller - Maersk A/S, Class B(a) 64 159,358
Hoegh Autoliners ASA 1,824 20,465
Iino Kaiun Kaisha Ltd.(a) 35,200 357,796
Kawasaki Kisen Kaisha Ltd.(a) 9,600 138,716
Kuehne + Nagel International AG
(Registered)(a) 576 133,668
Mitsui OSK Lines Ltd.(a) 7,500 235,268
MPC Container Ships ASA 100,096 194,424
Nippon Yusen KK(a) 9,600 315,644
NS United Kaiun Kaisha Ltd.(a) 3,300 147,394
Odfjell SE, Class A 8,672 123,227
Pacific Basin Shipping Ltd.(a) 352,000 138,372
SITC International Holdings Co. Ltd. 24,000 89,550
Stolt-Nielsen Ltd. 2,592 81,683
TS Lines Ltd.(a) 64,000 73,427
Wallenius Wilhelmsen ASA 2,952 34,351
2,319,742
Investments Shares Value
Media -
1.0%
4imprint Group plc 1,023 $ 57,276
Atresmedia Corp. de Medios de
Comunicacion SA(a) 40,000 249,826
Canal+ SA* 239,552 1,042,059
CyberAgent, Inc. 6,300 57,197
Dentsu Group, Inc.*(a) 3,200 62,077
Eutelsat Communications SACA* 10,848 29,489
Hakuhodo DY Holdings, Inc.(a) 12,700 95,089
Havas NV* 5,590 116,032
Informa plc 15,360 185,484
IPSOS SA 11,616 495,272
ITV plc 1,263,744 1,409,015
Lagardere SA(a) 4,224 94,773
Metropole Television SA(a) 24,256 348,582
MFE-MediaForEurope NV, Class A(a) 118,880 444,925
MFE-MediaForEurope NV, Class B 9,383 45,208
ProSiebenSat.1 Media SE 8,224 49,457
Publicis Groupe SA 4,032 403,880
RTL Group SA(a) 434 19,026
Sanoma OYJ 3,895 44,715
SES SA, Class A, ADR 16,160 133,035
SKY Perfect JSAT Holdings, Inc. 3,100 44,834
Stroeer SE & Co. KGaA 13,216 530,631
Television Francaise 1 SA 25,376 246,188
TX Group AG(a) 205 44,298
WPP plc 6,752 27,963
6,276,331
Metals & Mining -
6.2%
Acerinox SA(a) 63,200 940,575
Agnico Eagle Mines Ltd. 6,291 1,202,498
Aichi Steel Corp. 3,200 63,892
Alamos Gold, Inc., Class A 4,047 150,804
Alkane Resources Ltd.* 290,880 333,174
Alleima AB(a) 9,472 83,300
Allied Gold Corp.* 28,736 911,853
Anglo American plc 13,386 626,013
Antofagasta plc 4,525 226,520
Aperam SA(a) 16,192 703,863
ArcelorMittal SA 7,776 425,348
ARE Holdings, Inc.(a) 25,600 602,412
Aris Mining Corp.* 69,408 1,207,586
Aurubis AG 738 140,825
AVZ Minerals Ltd.*‡(a) 111,012 3,111
B2Gold Corp.(a) 26,232 128,433
Barrick Mining Corp. 21,632 994,259
Bekaert SA 11,360 560,849
BHP Group Ltd. 55,616 1,970,298
BlueScope Steel Ltd. 7,968 168,799
Boliden AB* 5,088 360,150
Capricorn Metals Ltd.* 10,385 107,600
Capstone Copper Corp.* 11,016 122,757
Catalyst Metals Ltd.*(a) 71,008 428,799
Centerra Gold, Inc. 73,344 1,235,444
Champion Iron Ltd.(a) 27,424 112,966
Daido Steel Co. Ltd.(a) 64,000 823,545

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Deterra Royalties Ltd.(a) 26,412 $ 78,267
Discovery Silver Corp.* 8,060 57,021
Dowa Holdings Co. Ltd. 1,100 65,703
DPM Metals, Inc. 4,832 169,529
Eldorado Gold Corp.*(a) 2,222 95,860
Emerald Resources NL* 21,402 111,699
Endeavour Mining plc 3,876 224,561
Endeavour Silver Corp.*(a) 6,448 70,758
Equinox Gold Corp.* 20,001 287,723
Eramet SA(a) 3,328 292,186
ERO Copper Corp.* 4,268 143,974
Evolution Mining Ltd. 28,481 293,499
Falcon Metals Ltd.* 1 1
First Majestic Silver Corp.(a) 9,376 196,293
First Quantum Minerals Ltd.*(a) 10,144 288,330
Fortescue Ltd.(a) 34,496 507,490
Fortuna Mining Corp.*(a) 106,624 1,048,799
Franco-Nevada Corp. 2,326 547,494
Fresnillo plc 1,023 51,969
G Mining Ventures Corp.* 1,550 49,414
Genesis Minerals Ltd.*(a) 24,769 131,701
Glencore plc 189,312 1,296,969
Granges AB 7,616 128,536
Grupa Kety SA 248 71,531
Hill & Smith plc 3,178 97,251
Hochschild Mining plc 117,568 1,090,609
Hudbay Minerals, Inc.(a) 6,045 143,966
IAMGOLD Corp.*(a) 14,176 258,678
IGO Ltd.* 10,323 60,168
Iluka Resources Ltd.(a) 26,815 100,689
Ivanhoe Mines Ltd., Class A*(a) 11,392 144,866
Jastrzebska Spolka Weglowa SA* 29,120 243,329
JFE Holdings, Inc. 9,600 129,817
JX Advanced Metals Corp. 6,200 101,947
K92 Mining, Inc.* 5,700 107,589
KGHM Polska Miedz SA* 2,139 200,874
Kinross Gold Corp. 16,384 518,810
Kobe Steel Ltd. 9,700 140,004
Labrador Iron Ore Royalty Corp. 512 11,161
Lundin Gold, Inc. 1,287 97,018
Lundin Mining Corp.(a) 11,134 282,430
Lynas Rare Earths Ltd.*(a) 14,347 149,757
Maruichi Steel Tube Ltd. 6,000 59,627
Mineral Resources Ltd.*(a) 1,267 50,726
Mitsui Kinzoku Co. Ltd. 700 92,435
Nanshan Aluminium International
Holdings Ltd. 12,800 106,043
New Gold, Inc.* 17,376 175,537
NGEx Minerals Ltd.* 5,511 114,603
Nickel Industries Ltd.(a) 736,544 472,127
Nippon Light Metal Holdings Co. Ltd. 19,200 340,039
Nippon Steel Corp.(a) 121,675 509,464
Norsk Hydro ASA 25,216 226,756
Northern Star Resources Ltd. 14,656 297,135
Investments Shares Value
Metals & Mining
(continued)
Novagold Resources, Inc.* 7,843 $ 68,749
OceanaGold Corp. 7,239 235,856
OR Royalties, Inc.(a) 651 25,811
Orla Mining Ltd. 8,000 121,346
Outokumpu OYJ(a) 7,392 41,877
Pan African Resources plc(a) 755,520 1,370,600
Pan American Silver Corp.(a) 6,400 350,638
Perenti Ltd. 295,232 581,178
Perseus Mining Ltd. 32,288 133,454
PLS Group Ltd.* 34,752 104,442
Ramelius Resources Ltd.(a) 48,832 161,468
Regis Resources Ltd. 19,344 109,225
Resolute Mining Ltd.* 730,816 696,284
Rio Tinto Ltd.(a) 7,360 781,399
Rio Tinto plc 22,208 2,053,401
Salzgitter AG 8,544 461,462
Sandfire Resources Ltd.*(a) 10,528 146,402
Seabridge Gold, Inc.*(a) 3,604 102,466
Sims Ltd. 3,162 44,923
Skeena Resources Ltd.* 1,023 29,349
South32 Ltd.(a) 96,352 311,847
SSAB AB, Class A 6,150 51,452
SSAB AB, Class B 12,333 102,568
SSR Mining, Inc.* 6,771 155,206
Stanmore Resources Ltd.(a) 24,928 52,565
Sumitomo Metal Mining Co. Ltd. 5,000 303,384
Teck Resources Ltd., Class B 6,496 350,572
thyssenkrupp AG 14,272 191,689
Tokyo Steel Manufacturing Co. Ltd.
(a) 16,000 156,619
Torex Gold Resources, Inc.(a) 3,456 167,268
UACJ Corp. 5,200 82,352
Vault Minerals Ltd.* 31,145 128,294
voestalpine AG 1,393 66,287
Vulcan Energy Resources Ltd.* 9,472 26,675
Wesdome Gold Mines Ltd.*(a) 3,534 58,171
Westgold Resources Ltd. 35,639 183,756
Wheaton Precious Metals Corp. 4,928 652,833
Yamato Kogyo Co. Ltd. 1,300 94,049
Yodoko Ltd.(a) 59,400 539,475
Zijin Gold International Co. Ltd.* 6,400 179,141
38,642,968
Multi-Utilities -
0.7%
A2A SpA 30,429 91,984
ACEA SpA 2,387 66,733
AGL Energy Ltd.(a) 16,800 106,512
Algonquin Power & Utilities Corp. 1,333 8,800
Atco Ltd., Class I 1,953 85,265
Canadian Utilities Ltd., Class A 2,278 74,136
Centrica plc 103,840 272,093
E.ON SE 44,128 937,857
Engie SA 37,568 1,121,788
Hera SpA 19,893 98,591
Iren SpA 24,118 77,411
National Grid plc 63,659 1,078,411

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities
(continued)
REN - Redes Energeticas Nacionais
SGPS SA 6,188 $ 25,324
Sembcorp Industries Ltd. 16,800 79,830
Telecom Plus plc 448 8,189
Veolia Environnement SA 13,664 514,157
4,647,081
Office REITs -
0.1%
Champion REIT, REIT(a) 186,000 60,256
Colonial SFL Socimi SA, REIT(a) 1,488 9,223
Dexus, REIT(a) 15,904 74,871
Gecina SA, REIT 207 19,073
Global One Real Estate Investment
Corp., REIT 48 42,474
Great Portland Estates plc, REIT 7,534 38,666
Ichigo Office REIT Investment Corp.,
REIT 41 25,808
Japan Prime Realty Investment
Corp., REIT 20 13,600
Japan Real Estate Investment Corp.,
REIT(a) 30 24,271
Keppel REIT, REIT 46,500 36,093
Nippon Building Fund, Inc., REIT 30 27,907
Orix JREIT, Inc., REIT 62 41,639
Precinct Properties Group, REIT 31 22
413,903
Oil, Gas & Consumable Fuels -
5.3%
Advantage Energy Ltd.* 12,896 104,852
Aker BP ASA 3,424 100,376
Ampol Ltd. 2,356 47,600
ARC Resources Ltd.(a) 11,744 219,157
Athabasca Oil Corp.*(a) 28,416 167,665
Baytex Energy Corp.(a) 41,696 144,719
Beach Energy Ltd.(a) 504,384 434,616
Birchcliff Energy Ltd.(a) 92,704 501,121
Bluenord ASA 7,360 343,884
Bollore SE 12,457 71,341
BP plc 303,072 1,928,900
BRIGHTOIL*‡ 50,147 —
BW Energy Ltd.* 16,694 80,348
Cameco Corp. 5,280 656,652
Canadian Natural Resources Ltd. 39,872 1,490,765
Cenovus Energy, Inc.(a) 25,248 500,989
China Aviation Oil Singapore Corp.
Ltd. 76,800 105,910
CMB Tech NV(a) 44,256 575,982
Cosmo Energy Holdings Co. Ltd.(a) 3,200 95,714
Deep Yellow Ltd.*(a) 25,823 51,376
Denison Mines Corp.*(a) 27,187 108,013
DNO ASA 323,616 545,482
Enbridge, Inc. 24,960 1,225,190
ENEOS Holdings, Inc. 48,000 404,045
Energean plc(a) 50,496 587,259
Energy Fuels, Inc.*(a) 2,144 48,211
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Eni SpA(a) 39,552 $ 810,536
Equinor ASA 14,624 391,535
Equital Ltd.*(a) 1,728 81,356
Freehold Royalties Ltd.(a) 5,060 61,206
Galp Energia SGPS SA 5,696 113,367
Gaztransport Et Technigaz SA 423 91,335
Gibson Energy, Inc.(a) 4,640 91,865
Harbour Energy plc 164,960 526,528
Idemitsu Kosan Co. Ltd. 22,400 189,716
Imperial Oil Ltd.(a) 2,304 234,067
Inpex Corp. 18,000 401,750
International Petroleum Corp.*(a) 4,092 85,820
Ithaca Energy plc 35,872 90,378
Itochu Enex Co. Ltd. 16,100 199,554
Iwatani Corp.(a) 5,588 66,273
Japan Petroleum Exploration Co.
Ltd.(a) 8,500 104,363
Keyera Corp.(a) 3,108 105,830
Koninklijke Vopak NV 2,720 136,100
Mitsuuroko Group Holdings Co. Ltd.
(a) 12,800 180,143
Neste OYJ 4,544 116,548
New Hope Corp. Ltd.(a) 10,930 34,533
NexGen Energy Ltd.*(a) 14,848 187,498
North Atlantic Energies(a) 279 15,600
NuVista Energy Ltd.*(a) 59,872 824,144
Oil Refineries Ltd. 642,624 212,101
Okeanis Eco Tankers Corp.(a)(b) 4,640 187,310
OMV AG 3,392 201,966
ORLEN SA 12,864 392,721
Paladin Energy Ltd.*(a) 5,712 55,381
Paramount Resources Ltd., Class
A(a) 28,832 546,768
Paz Retail And Energy Ltd. 459 112,515
Pembina Pipeline Corp. 7,616 318,217
Peyto Exploration & Development
Corp.(a) 71,648 1,298,410
PrairieSky Royalty Ltd.(a) 3,853 84,335
Repsol SA 25,760 507,334
San-Ai Obbli Co. Ltd.(a) 6,400 90,984
Santos Ltd. 46,368 227,706
Secure Waste Infrastructure Corp.(a) 5,504 71,414
Shell plc 116,288 4,458,559
South Bow Corp.(a) 1,888 53,929
Strathcona Resources Ltd. 837 16,071
Suncor Energy, Inc. 25,056 1,331,670
Tamar Petroleum Ltd.(a)(b) 5,115 56,539
Tamarack Valley Energy Ltd.(a) 25,723 174,950
TC Energy Corp. 12,256 722,608
Topaz Energy Corp.(a) 3,731 80,453
TORM plc, Class A(a) 20,000 492,895
TotalEnergies SE 41,824 3,042,575
Tourmaline Oil Corp.(a) 6,368 303,034
United Energy Group Ltd.(a) 2,496,000 204,546
Var Energi ASA 11 40
Viva Energy Group Ltd.(a)(b) 363,808 458,758

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Whitecap Resources, Inc.(a) 29,920 $ 274,420
Whitehaven Coal Ltd. 20,367 125,987
Woodside Energy Group Ltd.(a) 18,304 325,316
Yellow Cake plc*(b) 83,360 781,289
32,891,013
Paper & Forest Products -
0.3%
Daio Paper Corp.(a) 51,200 322,614
Hokuetsu Corp.(a) 41,600 243,786
Holmen AB, Class B(a) 1,116 42,082
Mondi plc(a) 3,200 37,501
Navigator Co. SA (The)(a) 5,269 20,021
Nippon Paper Industries Co. Ltd. 35,200 269,260
Oji Holdings Corp. 11,400 67,634
Semapa-Sociedade de Investimento
e Gestao(a) 5,030 134,040
Stella-Jones, Inc.(a) 1,224 82,525
Stora Enso OYJ, Class R(a) 5,168 59,870
Svenska Cellulosa AB SCA, Class A 2,068 26,024
Svenska Cellulosa AB SCA, Class
B(a) 2,883 36,330
UPM-Kymmene OYJ 9,248 257,114
West Fraser Timber Co. Ltd.(a) 1,105 75,881
1,674,682
Passenger Airlines -
0.5%
Air Canada*(a) 5,030 70,018
Air France-KLM*(a) 42,848 551,030
ANA Holdings, Inc.(a) 3,200 62,336
Cathay Pacific Airways Ltd. 38,000 59,654
Deutsche Lufthansa AG (Registered) 14,272 147,715
easyJet plc 6,806 44,624
El Al Israel Airlines(a) 15,717 89,255
Exchange Income Corp. 1,581 110,915
International Consolidated Airlines
Group SA 69,536 399,050
Japan Airlines Co. Ltd. 3,100 58,771
JET2 plc 37,056 629,016
Norwegian Air Shuttle ASA 188,288 319,337
Qantas Airways Ltd. 20,064 141,542
Singapore Airlines Ltd. 16,099 80,558
Virgin Australia Holdings Ltd.*(a) 107,296 235,270
Wizz Air Holdings plc*(a)(b) 3,584 69,739
3,068,830
Personal Care Products -
0.6%
Beiersdorf AG 1,088 130,017
Intercos SpA 31 468
Interparfums SA 10 305
Kao Corp. 4,600 184,465
Kobayashi Pharmaceutical Co. Ltd.
(a) 900 31,546
Kose Holdings Corp.(a) 700 24,999
L'Oreal SA 2,848 1,311,204
Noevir Holdings Co. Ltd. 1,000 30,241
Investments Shares Value
Personal Care Products
(continued)
Pola Orbis Holdings, Inc. 2,000 $ 17,522
Puig Brands SA, Class B(a) 96 1,920
Rohto Pharmaceutical Co. Ltd. 3,900 64,671
Shiseido Co. Ltd. 3,100 52,832
Unilever plc 25,543 1,731,714
3,581,904
Pharmaceuticals -
4.4%
ALK-Abello A/S, Class B* 2,158 71,370
Almirall SA 4,747 71,269
Astellas Pharma, Inc. 19,200 266,853
AstraZeneca plc 18,336 3,421,974
Bausch Health Cos., Inc.*(a) 95,424 550,354
Bayer AG (Registered) 17,216 912,634
Camurus AB*(a) 702 52,934
Chugai Pharmaceutical Co. Ltd. 8,500 484,951
Daiichi Sankyo Co. Ltd. 19,200 352,983
Eisai Co. Ltd. 3,600 100,607
Faes Farma SA 15,680 97,559
Financiere de Tubize SA(a) 403 102,838
Galderma Group AG 1,280 239,195
GSK plc 80,672 2,077,326
H Lundbeck A/S, Class A 5,650 33,168
Haleon plc 91,936 478,017
Haw Par Corp. Ltd. 6,200 80,028
Hikma Pharmaceuticals plc 2,890 60,637
Hisamitsu Pharmaceutical Co., Inc. 3,200 131,975
Hutchmed China Ltd.* 230 694
Ipsen SA 732 119,825
Kaken Pharmaceutical Co. Ltd. 1,500 39,527
Kissei Pharmaceutical Co. Ltd. 1,400 41,748
Kyowa Kirin Co. Ltd. 4,300 69,813
Laboratorios Farmaceuticos Rovi SA 424 36,267
Merck KGaA 1,056 157,725
Mochida Pharmaceutical Co. Ltd. 900 21,120
Nippon Shinyaku Co. Ltd. 23,800 795,802
Novartis AG (Registered) 22,432 3,338,947
Novo Nordisk A/S, Class B 36,416 2,143,875
Ono Pharmaceutical Co. Ltd. 9,600 143,291
Orion OYJ, Class A 352 28,978
Orion OYJ, Class B 1,248 103,408
Otsuka Holdings Co. Ltd. 6,500 389,385
Recordati Industria Chimica e
Farmaceutica SpA 1,628 89,749
Roche Holding AG 448 207,114
Roche Holding AG - BR 8,064 3,672,547
Sandoz Group AG 4,128 327,967
Sanofi SA 23,904 2,252,242
Santen Pharmaceutical Co. Ltd. 1,100 12,393
Sawai Group Holdings Co. Ltd.(a) 44,800 688,292
Shionogi & Co. Ltd. 10,500 216,044
Sumitomo Pharma Co. Ltd.*(a) 3,200 47,649
Takeda Pharmaceutical Co. Ltd. 19,200 652,447
Teva Pharmaceutical Industries
Ltd.*(a) 21,696 709,065
Towa Pharmaceutical Co. Ltd.(a) 9,600 223,726

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Tsumura & Co.(a) 29,700 $ 786,109
UCB SA 1,344 408,356
Virbac SACA 132 55,197
27,365,974
Professional Services -
0.6%
Adecco Group AG (Registered)(a) 933 27,407
AFRY AB 3,300 52,675
ALS Ltd.(a) 8,712 150,383
Arcadis NV(a) 1,152 51,831
BayCurrent, Inc.(a) 1,400 49,380
Benefit Systems SA* 31 33,662
Bureau Veritas SA 3,936 126,895
Computershare Ltd. 6,944 159,122
dip Corp.(a) 1,400 18,614
Experian plc 9,504 359,695
Funai Soken Holdings, Inc. 5,400 39,206
Hays plc 23 15
Hilan Ltd. 646 51,757
Intertek Group plc 2,240 137,216
JAC Recruitment Co. Ltd. 5,200 33,338
MEITEC Group Holdings, Inc. 2,400 53,800
Persol Holdings Co. Ltd.(a) 37,200 65,207
Randstad NV(a) 409 14,650
Recruit Holdings Co. Ltd. 16,600 871,645
RELX plc 20,096 711,204
SGS SA (Registered) 1,870 225,357
SMS Co. Ltd. 2,000 21,185
Teleperformance SE 76 4,937
Thomson Reuters Corp.(a) 1,664 184,875
Timee, Inc.* 3,200 28,088
Transcosmos, Inc. 9,600 234,617
Wolters Kluwer NV 2,368 222,212
3,928,973
Real Estate Management & Development -
1.9%
AFI Properties Ltd.*(a) 578 44,289
Africa Israel Residences Ltd.(a) 510 47,940
Airport City Ltd.* 1,928 36,128
Allreal Holding AG (Registered) 512 150,266
Altus Group Ltd.(a) 1,160 39,576
Amot Investments Ltd. 5,448 42,468
Aroundtown SA* 17,984 57,295
Atrium Ljungberg AB, Class B 3,960 15,100
Aura Investments Ltd.(a) 6,930 49,109
Azrieli Group Ltd.(a) 532 71,871
Big Shopping Centers Ltd. 287 69,447
Blue Square Real Estate Ltd. 1,504 220,266
CA Immobilien Anlagen AG 586 17,512
Capitaland India Trust 6,200 6,058
CapitaLand Investment Ltd. 15,100 36,649
Castellum AB(a) 5,643 70,185
Catena AB(a) 924 48,265
Cibus Nordic Real Estate AB publ(a) 3,503 61,059
City Developments Ltd. 15,500 113,349
Investments Shares Value
Real Estate Management & Development
(continued)
CK Asset Holdings Ltd. 32,000 $ 187,828
Colliers International Group, Inc. 726 99,752
CPI Europe AG* 8,864 163,976
CTP NV(b) 1,543 33,629
Daito Trust Construction Co. Ltd. 5,500 111,776
Daiwa House Industry Co. Ltd. 12,600 429,638
Deutsche EuroShop AG 1,583 36,271
Deutsche Wohnen SE 3,904 97,300
Develia SA 143,616 379,716
Dios Fastigheter AB 7,480 54,544
Electra Real Estate Ltd.*(a) 1,476 27,185
Fabege AB(a) 5,412 50,285
Fastighets AB Balder, Class B* 6,944 52,588
FastPartner AB, Class A 31 160
FirstService Corp.(a) 590 91,915
G City Ltd. 31 96
Grainger plc, REIT 47,392 126,165
Grand City Properties SA* 18,816 211,533
Great Eagle Holdings Ltd. 64,000 132,348
Hang Lung Group Ltd.(a) 32,000 68,960
Hang Lung Properties Ltd. 73,983 89,427
Heiwa Real Estate Co. Ltd. 2,600 38,075
Henderson Land Development Co.
Ltd.(a) 32,239 128,466
Ho Bee Land Ltd. 36,600 70,374
Hufvudstaden AB, Class A 304 4,224
Hulic Co. Ltd. 9,600 114,446
Hysan Development Co. Ltd. 192,000 527,098
Ichigo, Inc.(a) 97,800 258,036
International Workplace Group plc 29,497 100,060
Intershop Holding AG 350 76,086
Israel Canada T.R Ltd.(a) 12,240 69,391
Isras Holdings Ltd.*(a) 1,188 169,604
Isras Investment Co. Ltd.(a) 477 151,941
Kojamo OYJ*(a) 1,085 12,301
LEG Immobilien SE 2,464 178,223
Lendlease Corp. Ltd. 7 24
Leopalace21 Corp.(a) 57,600 257,643
Mainstreet Equity Corp. 266 34,301
Mega Or Holdings Ltd., REIT(a) 1,504 164,591
Melisron Ltd. 460 60,730
Mitsubishi Estate Co. Ltd. 12,800 326,929
Mitsui Fudosan Co. Ltd. 32,000 366,654
Mivne Real Estate KD Ltd. 14,248 66,943
Mobimo Holding AG (Registered) 228 115,177
New World Development Co. Ltd.* 512,000 746,067
Nomura Real Estate Holdings, Inc. 7,000 46,558
NP3 Fastigheter AB(a) 1,462 43,601
Nyfosa AB 1,798 14,370
Pandox AB, Class B 620 13,447
PEXA Group Ltd.*(a) 32 308
Prashkovsky Investments and
Construction Ltd.*(a) 1,312 66,568
Property & Building Corp. Ltd.(a) 608 76,689
PSP Swiss Property AG (Registered) 696 140,095
Relo Group, Inc.(a) 2,270 25,781

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Sagax AB, Class B(a) 2,914 $ 64,684
Savills plc 53,728 794,791
Sino Land Co. Ltd. 10,757 16,226
Sirius Real Estate Ltd., REIT(a) 58,680 79,114
Starts Corp., Inc.(a) 12,800 406,171
StorageVault Canada, Inc. 31 114
Sumitomo Realty & Development
Co. Ltd. 12,800 356,385
Sun Frontier Fudousan Co. Ltd. 9,600 152,283
Sun Hung Kai Properties Ltd. 37,000 595,529
Swire Properties Ltd. 13,600 41,307
Swiss Prime Site AG (Registered) 987 168,292
TAG Immobilien AG 2,432 41,344
Tokyo Tatemono Co. Ltd.(a) 5,200 122,331
Tokyu Fudosan Holdings Corp. 11,200 103,571
Tosei Corp. 25,600 260,713
UOL Group Ltd. 3,100 26,481
VGP NV(a) 465 57,200
Villar International Ltd.(a) 512 30,584
Vonovia SE 7,360 215,481
Wallenstam AB, Class B(a) 4,248 19,464
Wharf Holdings Ltd. (The)(a) 17,000 54,942
Wharf Real Estate Investment Co.
Ltd.(a) 25,000 87,007
Wihlborgs Fastigheter AB 6,293 65,473
Yanlord Land Group Ltd.* 233,600 133,459
YH Dimri Construction &
Development Ltd.(a) 452 57,919
12,057,590
Residential REITs -
0.1%
Advance Residence Investment
Corp., REIT(a) 64 69,700
Altarea SCA, REIT(a) 2,464 340,617
Boardwalk REIT, REIT 552 28,066
Canadian Apartment Properties
REIT, REIT(a) 3,520 100,233
Comforia Residential REIT, Inc.,
REIT 57 41,311
Daiwa Securities Living Investments
Corp., REIT 26 19,349
Ingenia Communities Group, REIT 8,284 27,450
InterRent REIT, REIT(a) 13 128
Killam Apartment REIT, REIT(a) 1,488 19,274
Mitsui Fudosan Accommodations
Fund, Inc., REIT 40 35,861
UNITE Group plc (The), REIT(a) 17,248 133,964
Xior Student Housing NV, REIT(b) 651 21,724
837,677
Retail REITs -
0.4%
AEON REIT Investment Corp.,
REIT(a) 127 110,156
BWP Property Group Ltd., REIT(a) 14,098 36,938
CapitaLand China Trust, REIT 102,300 63,283
Investments Shares Value
Retail REITs
(continued)
Carmila SA, REIT 23,616 $ 459,631
Choice Properties REIT, REIT(a) 3,957 44,533
Eurocommercial Properties NV,
REIT(a) 15,245 450,685
First Capital REIT, REIT(a) 2,774 40,540
Fortune REIT, REIT 62,000 40,329
Frasers Centrepoint Trust, REIT 12,749 22,504
Frontier Real Estate Investment
Corp., REIT 31 18,307
Hammerson plc, REIT(a) 20,709 100,770
HomeCo Daily Needs REIT, REIT(a)
(b) 94,816 85,686
Japan Metropolitan Fund Invest,
REIT 31 24,457
Kiwi Property Group Ltd., REIT 120,079 73,356
Klepierre SA, REIT 3,168 122,260
Lendlease Global Commercial REIT,
REIT 3,194 1,611
Link REIT, REIT 16,000 73,591
Primaris REIT, REIT 21,440 262,033
Region Group, REIT 76,160 123,247
RioCan REIT, REIT(a) 3,472 50,023
Scentre Group, REIT 65,280 186,586
Unibail-Rodamco-Westfield, REIT 2,528 279,691
Vicinity Ltd., REIT(a) 65,213 112,385
Waypoint REIT Ltd., REIT 33,326 57,199
2,839,801
Semiconductors & Semiconductor Equipment -
2.3%
Advantest Corp. 8,200 1,355,770
AIXTRON SE 3,627 83,557
ASM International NV 480 405,319
ASML Holding NV 4,672 6,756,359
ASMPT Ltd. 3,100 41,242
BE Semiconductor Industries NV 960 187,870
Camtek Ltd.*(a) 510 78,916
Disco Corp. 1,200 514,897
Elmos Semiconductor SE 410 56,287
Ferrotec Corp.(a) 16,000 615,066
Infineon Technologies AG 14,112 698,563
Japan Material Co. Ltd. 2,500 28,912
Kioxia Holdings Corp.* 1,200 166,161
Kokusai Electric Corp. 3,100 128,614
Lasertec Corp.(a) 1,100 259,491
Melexis NV 495 37,541
Mitsui High-Tec, Inc.(a) 9,300 44,854
Nordic Semiconductor ASA* 2,324 31,377
Nova Ltd.* 352 175,408
Renesas Electronics Corp.* 18,400 307,263
Rohm Co. Ltd.(a) 6,200 108,277
Rorze Corp. 3,100 66,075
SCREEN Holdings Co. Ltd.(a) 1,300 165,681
Siltronic AG 4,000 250,302
Socionext, Inc.(a) 3,000 40,091
SOITEC* 31 972
STMicroelectronics NV 7,584 215,047

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
SUMCO Corp.(a) 3,100 $ 32,435
Tokyo Electron Ltd. 5,400 1,446,091
Tower Semiconductor Ltd.* 1,608 219,263
Ulvac, Inc. 1,000 53,805
14,571,506
Software -
0.8%
Asseco Poland SA 1,271 77,848
Atoss Software SE 352 40,829
Bitfarms Ltd.*(a) 9,856 23,000
BlackBerry Ltd.*(a) 13,206 47,298
Bytes Technology Group plc(a) 10,594 48,875
Constellation Software, Inc. 256 475,071
Dassault Systemes SE 5,440 150,273
Descartes Systems Group, Inc.
(The)* 1,159 87,035
Freee KK*(a) 3,200 56,238
IRESS Ltd.(a) 2,263 12,936
Kinaxis, Inc.* 520 52,801
Lightspeed Commerce, Inc.* 3,419 37,115
Nemetschek SE 884 77,770
Nice Ltd.* 288 30,856
Open Text Corp.(a) 3,936 101,092
Oracle Corp. Japan 800 54,246
QT Group OYJ*(a) 217 6,857
Sage Group plc (The) 13,728 180,357
Sansan, Inc.* 3,400 32,951
SAP SE 11,968 2,428,387
Sinch AB*(b) 31 94
SiteMinder Ltd.*(a) 17,179 61,137
Systena Corp. 11,400 37,542
TeamViewer SE*(b) 58,464 393,663
Technology One Ltd. 4,736 83,576
Temenos AG (Registered) 779 69,144
Trend Micro, Inc.* 1,200 47,063
Truecaller AB, Class B 32 56
Vitec Software Group AB, Class B 1 28
Vobile Group Ltd.*(a)(b) 31,000 19,212
WiseTech Global Ltd.(a) 2,528 102,717
4,836,067
Specialized REITs -
0.1%
Abacus Storage King, REIT(a) 51,832 56,282
Arena REIT, REIT 40,704 101,229
Big Yellow Group plc, REIT 1,952 27,590
Keppel DC REIT, REIT 24,747 44,462
National Storage REIT, REIT 10,247 19,813
Safestore Holdings plc, REIT(a) 10,560 119,840
369,216
Specialty Retail -
1.4%
ABC-Mart, Inc.(a) 2,100 33,713
and ST HD Co. Ltd.(a) 9,600 173,069
AOKI Holdings, Inc.(a) 9,600 114,819
Aoyama Trading Co. Ltd.(a) 19,200 326,472
Investments Shares Value
Specialty Retail
(continued)
ARCLANDS Corp.(a) 19,218 $ 238,450
Aritzia, Inc.* 1,728 136,961
Autobacs Seven Co. Ltd. 2,100 22,408
Avolta AG 1,920 117,935
Bic Camera, Inc. 4,200 46,762
Bilia AB, Class A 18,912 269,401
Carasso Motors Ltd.*(a) 7,744 93,367
CCC SA* 952 31,712
CECONOMY AG* 43,776 232,268
Currys plc 354,112 709,458
DCM Holdings Co. Ltd.(a) 35,200 372,172
Delek Automotive Systems Ltd. 31 233
Douglas AG* 8,160 102,900
Dunelm Group plc 5,632 71,411
Eagers Automotive Ltd.(a) 5,709 107,305
Fast Retailing Co. Ltd. 2,300 876,702
Fielmann Group AG 152 7,486
Fox Wizel Ltd. 864 87,507
H & M Hennes & Mauritz AB, Class
B(a) 2,821 56,836
Hornbach Holding AG & Co. KGaA 3,072 294,927
Hour Glass Ltd. (The) 19,200 33,891
IDOM, Inc.(a) 19,200 189,436
Industria de Diseno Textil SA 13,440 879,389
JB Hi-Fi Ltd. 1,722 97,895
JD Sports Fashion plc 40,083 44,982
Joyful Honda Co. Ltd. 2,000 27,577
Kingfisher plc 23,840 110,411
Kohnan Shoji Co. Ltd.(a) 7,900 199,216
Komeri Co. Ltd. 9,600 205,367
K's Holdings Corp. 9,600 100,101
Leon's Furniture Ltd. 6,784 137,869
Lovisa Holdings Ltd.(a) 1,530 33,216
Luk Fook Holdings International Ltd. 128,672 529,536
Nextage Co. Ltd. 3,100 65,814
Nitori Holdings Co. Ltd.(a) 5,500 94,662
Nojima Corp. 9,300 65,051
Pets at Home Group plc(a) 174,976 491,267
Premier Investments Ltd.(a) 491 4,606
Sanrio Co. Ltd.(a) 2,600 80,144
Shimamura Co. Ltd. 1,000 67,257
Super Retail Group Ltd.(a) 5,324 54,827
Temple & Webster Group Ltd.*(a) 1,302 10,991
USS Co. Ltd. 3,600 39,837
Watches of Switzerland Group plc*(c) 73,280 521,396
Yamada Holdings Co. Ltd. 21,700 76,258
Yellow Hat Ltd. 3,100 33,902
Zalando SE*(b) 401 11,611
ZOZO, Inc.(a) 8,400 69,483
8,800,266
Technology Hardware, Storage & Peripherals -
0.4%
Brother Industries Ltd. 4,000 81,473
Canon, Inc.(a) 19,200 583,119
Elecom Co. Ltd. 1,600 17,072
FUJIFILM Holdings Corp. 12,800 256,149

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
Konica Minolta, Inc.(a) 172,800 $ 751,981
Logitech International SA
(Registered) 2,048 177,234
MCJ Co. Ltd. 28,800 293,676
Ricoh Co. Ltd. 9,600 84,761
Seiko Epson Corp. 3,100 39,740
Sun Corp.(a) 3,200 171,969
Toshiba TEC Corp. 1,100 18,512
2,475,686
Textiles, Apparel & Luxury Goods -
1.4%
adidas AG 1,792 317,966
Asics Corp. 9,400 226,377
Brunello Cucinelli SpA(a) 660 63,285
Burberry Group plc* 4,681 70,594
Cie Financiere Richemont SA
(Registered) 6,240 1,211,859
Coats Group plc 42,191 49,270
Crystal International Group Ltd.(b) 75,500 71,056
Delta Galil Ltd.(a) 272 14,857
Gildan Activewear, Inc.(a) 2,545 166,271
Goldwin, Inc. 3,000 50,117
Gunze Ltd.(a) 3,200 93,141
Hermes International SCA 384 926,899
HUGO BOSS AG 15,424 642,221
Japan Wool Textile Co. Ltd. (The) 25,600 308,840
Kering SA 832 261,453
Kurabo Industries Ltd.(a) 6,400 376,300
LPP SA 19 105,575
LVMH Moet Hennessy Louis Vuitton
SE 3,104 2,019,523
Moncler SpA 1,856 108,214
New Wave Group AB, Class B 3,468 41,801
Pandora A/S 960 77,844
Puma SE 39,168 1,008,342
Salvatore Ferragamo SpA*(a) 8,153 64,160
Samsonite Group SA(b) 48,000 121,572
Stella International Holdings Ltd.(a) 208,000 384,588
Swatch Group AG (The)(a) 93 22,101
Swatch Group AG (The) (Registered) 1,767 84,214
Wacoal Holdings Corp. 700 19,771
Yue Yuen Industrial Holdings Ltd.(a) 16,000 35,607
8,943,818
Tobacco -
0.6%
British American Tobacco plc 41,472 2,490,380
Imperial Brands plc 15,776 663,747
Japan Tobacco, Inc. 12,800 463,093
3,617,220
Trading Companies & Distributors -
2.5%
AddTech AB, Class B 2,432 79,892
Ashtead Group plc 4,128 265,502
Azelis Group NV(a) 88,160 876,793
Beijer Ref AB, Class B 3,876 55,542
Investments Shares Value
Trading Companies & Distributors
(continued)
Bossard Holding AG (Registered),
Class A(a) 38 $ 7,501
Brenntag SE 1,344 82,183
Bufab AB 4,840 54,063
Bunzl plc 1,425 40,048
Diploma plc 1,863 136,006
DKSH Holding AG 660 48,597
Finning International, Inc.(a) 2,644 166,725
Grafton Group plc 3,744 48,048
Hanwa Co. Ltd. 15,600 794,866
Howden Joinery Group plc 9,212 105,807
IMCD NV(a) 768 71,977
Inaba Denki Sangyo Co. Ltd. 43,400 723,896
Inabata & Co. Ltd.(a) 16,000 405,549
ITOCHU Corp. 144,000 1,839,907
Kanamoto Co. Ltd. 12,800 308,674
Kanematsu Corp. 57,600 757,620
Marubeni Corp.(a) 35,200 1,167,172
Mitani Corp. 12,800 197,485
Mitsubishi Corp. 44,400 1,179,222
Mitsui & Co. Ltd. 54,400 1,775,600
MonotaRO Co. Ltd.(a) 2,400 32,540
Nagase & Co. Ltd. 2,200 57,203
Nishio Holdings Co. Ltd. 6,700 208,479
Redox Ltd.(a) 10,323 22,780
Reece Ltd.(a) 3,087 32,006
Rexel SA 4,864 205,651
Richelieu Hardware Ltd.(a) 899 27,033
RS GROUP plc 16,480 151,518
Russel Metals, Inc.(a) 19,712 702,362
SGH Ltd. 3,320 107,965
Sojitz Corp. 3,899 142,251
Sumitomo Corp. 25,600 1,037,044
Toromont Industries Ltd.(a) 1,038 132,955
Toyota Tsusho Corp. 16,000 581,460
Travis Perkins plc(a) 86,048 738,586
Trusco Nakayama Corp.(a) 12,800 202,546
Yamazen Corp.(a) 3,200 29,561
Yuasa Trading Co. Ltd. 6,400 234,824
15,835,439
Transportation Infrastructure -
0.3%
Aena SME SA(b) 8,000 249,636
Aeroports de Paris SA(a) 704 93,383
Atlas Arteria Ltd. 19 66
Auckland International Airport Ltd. 18,015 90,004
Dalrymple Bay Infrastructure Ltd. 15,200 51,751
Enav SpA(b) 12,657 73,330
Flughafen Zurich AG (Registered) 320 99,568
Fraport AG Frankfurt Airport Services
Worldwide* 890 82,691
Getlink SE 5,376 106,870
Hutchison Port Holdings Trust, Class
U 268,800 61,824
Japan Airport Terminal Co. Ltd.(a) 3,200 100,236
Mitsubishi Logistics Corp. 8,500 72,707

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Port of Tauranga Ltd. 5,225 $ 25,314
Qube Holdings Ltd. 31,840 106,397
SATS Ltd. 8,200 24,490
Transurban Group(a) 43,904 429,059
1,667,326
Water Utilities -
0.1%
Pennon Group plc 15,488 116,150
Severn Trent plc 3,008 120,860
United Utilities Group plc 8,160 139,633
376,643
Wireless Telecommunication Services -
0.6%
1&1 AG 2,635 84,324
Airtel Africa plc(b) 17,896 78,388
Cellcom Israel Ltd. 4,930 59,025
Freenet AG 2,356 85,150
KDDI Corp. 35,200 594,767
Partner Communications Co. Ltd. 775 9,472
Rogers Communications, Inc., Class
B 6,304 239,283
SoftBank Corp. 384,000 520,264
SoftBank Group Corp. 44,000 1,213,095
StarHub Ltd. 49,600 44,558
Tele2 AB, Class B 8,052 148,219
Vodafone Group plc 470,752 693,793
3,770,338
Total Common Stocks
(Cost $382,644,460) 613,876,710
CLOSED END FUNDS -
0.1%
Independent Power and Renewable Electricity Producers
-
0.1%
Renewables Infrastructure Group
Ltd. (The)
(Cost $963,482) 830,592 779,610
Number
of Rights
RIGHTS - 0.0%(d)
Construction & Engineering - 0.0%(d)
ACS Actividades de Construccion y
Servicios SA, expiring 2/3/2026*(a)
(Cost $1,628) 3,091 1,706
Number of
Warrants
WARRANTS - 0.0%
Construction & Engineering - 0.0%
Webuild SpA, expiring 8/31/2030*‡(a) 10,785 —
Investments
Number of
Warrants Value
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040*‡ 280 —
Total Warrants
(Cost $–) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2.8%(f)
REPURCHASE AGREEMENTS - 2.8%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$5,554,185, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $5,610,366 $ 5,553,056 $ 5,553,056
Citigroup Global Markets, Inc.
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$2,000,407, collateralized by
various U.S. Treasury Securities,
4.25%, 2/15/2028; ; total market
value $2,002,369 2,000,000 2,000,000
MetLife, Inc.
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$6,001,220, collateralized by
various U.S. Treasury Securities,
ranging from 1.13% - 1.88%,
maturing 2/15/2031 - 2/15/2051;
total market value $6,009,761 6,000,000 6,000,000
National Bank of Canada Financial Inc.
3.80%, dated 1/31/2026, due
2/2/2026, repurchase price
$2,000,422, collateralized by
various Common Stocks; total
market value $2,197,947 2,000,000 2,000,000
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$2,000,421, collateralized by
various Common Stocks; total
market value $2,211,120 2,000,000 2,000,000
17,553,056
Total Securities Lending Reinvestments
(Cost $17,553,056) 17,553,056
Total Investments - 101.2%
(Cost $401,162,626) 632,211,082
Liabilities in excess of other assets - (1.2%) (7,350,037)
NET ASSETS - 100.0% $624,861,045

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

*
Non-income producing security.
‡
Security is valued using significant unobservable
inputs and is classified as Level 3 in the fair value
hierarchy.
(a)
The security or a portion of this security is on loan
at January 31, 2026. The total value of securities
on loan at January 31, 2026 was $100,010,838,
collateralized in the form of cash with a value of
$17,553,056 that was reinvested in the securities
shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $53,953,603
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% –
6.50%, and maturity dates ranging from February
17, 2026 – November 15, 2055 and $37,240,952
of collateral in the form of Foreign Government
Fixed Income Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from
February 25, 2026 – June 30, 2120; a total value of
$108,747,611.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933.
Regulation S applies to securities offerings that are
made outside of the United States and do not involve
direct selling efforts in the United States and as such
may have restrictions on resale.
(c)
Security exempt from registration pursuant to Rule
144A under the Securities Act of 1933, as amended.
These securities may be resold in transactions
exempt from registration to qualified institutional
investors. At January 31, 2026, the value of these
securities amounted to approximately $1,003,074 or
0.16% of net assets.
(d)
Represents less than 0.05% of net assets.
(e)
Security fair valued as of January 31, 2026 in
accordance with procedures approved by the Board
of Trustees. Total value of all such securities at
January 31, 2026 amounted to $0, which represents
approximately 0.00% of net assets of the Fund.
(f)
The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $17,553,056.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
CHDI — Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
MSCI EAFE E-Mini Index 63 03/20/2026 USD $ 9,565,920 $ 484,681
S&P/TSX 60 Index 3 03/19/2026 CAD 820,899 (892)
$ 483,789
Forward Foreign Currency Contracts
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
GBP 203,203 Citibank NA USD 272,843 03/18/2026 $ 5,989
JPY 30,000,000 JPMorgan Chase Bank NA USD 194,958 03/18/2026 211
Total unrealized appreciation $ 6,200
USD 189,672 Toronto-Dominion Bank (The) CAD 260,000 03/18/2026 $ (2,669)
USD 629,342 Morgan Stanley CHF 500,000 03/18/2026 (22,986)
USD 158,273 Citibank NA DKK 1,000,000 03/18/2026 (1,431)
USD 2,351,716 JPMorgan Chase Bank NA EUR 2,000,000 03/18/2026 (32,421)
Total unrealized depreciation $ (59,507)
Net unrealized depreciation $ (53,307)
Abbreviations:
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 5.1%
Austria 0.5
Belgium 1.2
Brazil 0.1
Burkina Faso 0.0
†
Canada 9.7
Chile 0.1
Colombia 0.2
Democratic Republic of the Congo 0.0
†
Denmark 1.3
Faroe Islands 0.0
†
Finland 0.8
France 7.3
Gabon 0.0
†
Georgia 0.2
Germany 6.6
Greece 0.0
†
Guernsey 0.1
Hong Kong 2.0
India 0.0
†
Indonesia 0.2
Ireland 0.4
Israel 1.5
Italy 2.8
Ivory Coast 0.0
†
Japan 26.3
Jersey 0.1
Liechtenstein 0.0
†
Luxembourg 0.3
Macao 0 .1
Mexico 0.0
†
Netherlands 2.8
New Zealand 0.2
Nigeria 0.0
†
Norway 1.1
Peru 0.2
Poland 0.9
Portugal 0.2
Singapore 1.1
South Africa 0.3
Spain 2.8
Sweden 3.1
Switzerland 2.9
Taiwan 0.0
†
Tanzania 0.0
†
Turkey 0.0
†
United Kingdom 10.7
United States 5.1
Zambia 0.1
Other
1
1.6
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Security Type % of Net Assets
Common Stocks 98.3%
Closed End Funds 0.1
Rights 0.0
†
Warrants –
Securities Lending Reinvestments 2.8
Others
(1)
(1.2)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Aerospace & Defense -
0 .5%
AECC Aero-Engine Control Co. Ltd.,
Class A 4,600 $ 16,173
AECC Aviation Power Co. Ltd., Class
A 4,700 31,338
Aselsan Elektronik Sanayi ve Ticaret
A/S 16,470 114,837
AviChina Industry & Technology Co.
Ltd., Class H(a) 52,000 27,632
Baimtec Material Co. Ltd., Class A 1,935 18,544
Bharat Dynamics Ltd.(b) 1,410 23,578
Bharat Electronics Ltd. 46,980 229,314
Colt CZ Group SE 460 18,732
Data Patterns India Ltd. 920 26,722
Embraer SA 9,000 166,659
Garden Reach Shipbuilders &
Engineers Ltd. 276 8,294
Hanwha Aerospace Co. Ltd.* 471 425,385
Hanwha Systems Co. Ltd.* 945 61,844
Hindustan Aeronautics Ltd.(b) 2,655 133,328
Korea Aerospace Industries Ltd. 1,080 126,278
Kuang-Chi Technologies Co. Ltd.,
Class A* 3,200 21,861
LIG Nex1 Co. Ltd.* 153 51,181
Mazagon Dock Shipbuilders Ltd. 1,034 28,921
SNT Dynamics Co. Ltd. 2,070 71,258
United Aircraft Corp. PAO*‡ 25,155,036 —
Zen Technologies Ltd. 1,440 22,160
1,624,039
Air Freight & Logistics -
0 .4%
Abu Dhabi Aviation Co. 94,905 136,440
Agility Global plc 161,325 59,300
Agility Public Warehousing Co.
KSCC 14,265 6,275
Blue Dart Express Ltd. 360 21,493
CJ Logistics Corp. 2,810 202,639
Delhivery Ltd.* 7,452 34,264
Hyundai Glovis Co. Ltd. 765 128,616
J&T Global Express Ltd.*(a) 81,000 105,480
JD Logistics, Inc.*(b) 50,900 72,931
Kerry TJ Logistics Co. Ltd. 4,000 4,144
SF Holding Co. Ltd., Class A 9,000 48,572
Sinotrans Ltd., Class A 4,700 4,045
Sinotrans Ltd., Class H 47,000 31,174
Xiamen Xiangyu Co. Ltd., Class A 13,800 16,881
YTO Express Group Co. Ltd., Class A 4,700 11,418
YUNDA Holding Group Co. Ltd.,
Class A 13,800 13,624
ZTO Express Cayman, Inc.(a) 9,000 200,059
1,097,355
Automobile Components -
1 .4%
Apollo Tyres Ltd. 4,921 26,328
Investments Shares Value
Automobile Components
(continued)
Asahi India Glass Ltd. 2,401 $ 26,148
Autel Intelligent Technology Corp.
Ltd., Class A 3,060 15,405
Balkrishna Industries Ltd. 585 14,664
Banco Products India Ltd. 1,935 12,487
Belrise Industries Ltd. 8,460 15,713
Bharat Forge Ltd. 3,870 60,641
Bosch Ltd. 141 55,994
CALB Group Co. Ltd., Class H*(a)(b) 4,500 14,198
Ceat Ltd. 799 32,675
Cheng Shin Rubber Industry Co. Ltd. 35,000 34,032
CIE Automotive India Ltd. 1,715 7,797
Depo Auto Parts Ind Co. Ltd. 49,200 236,073
DN Automotive Corp. 7,335 128,161
Endurance Technologies Ltd.(b) 350 9,234
Exide Industries Ltd. 8,016 28,025
Fras-Le SA 4,700 21,814
Fuyao Glass Industry Group Co. Ltd.,
Class A 600 5,331
Fuyao Glass Industry Group Co. Ltd.,
Class H(b) 9,200 78,751
Gabriel India Ltd. 1,485 15,068
Hankook & Co. Co Ltd. 8,280 155,027
Hankook Tire & Technology Co. Ltd. 1,350 59,556
Hanon Systems* 6,289 14,309
Hesai Group, ADR*(a) 1,104 26,353
HL Mando Co. Ltd. 10,620 470,721
Hota Industrial Manufacturing Co.
Ltd. 5,517 10,834
Hu Lane Associate, Inc. 23,751 87,547
Huayu Automotive Systems Co. Ltd.,
Class A 4,700 13,007
Hyundai Mobis Co. Ltd. 1,395 435,150
Hyundai Wia Corp. 5,670 337,584
JBM Auto Ltd. 2,385 14,624
JK Tyre & Industries Ltd. 47,340 267,456
Kenda Rubber Industrial Co. Ltd. 14,500 9,123
Kumho Tire Co., Inc.* 47,790 199,872
Minda Corp. Ltd. 3,724 22,786
Minieye Technology Co. Ltd., Class
H* 3,800 6,812
Minth Group Ltd. 12,000 56,514
Motherson Sumi Wiring India Ltd. 45,189 21,203
MRF Ltd. 47 67,528
Nan Kang Rubber Tire Co. Ltd. 147,321 166,421
Nexteer Automotive Group Ltd. 17,000 14,497
Ningbo Tuopu Group Co. Ltd., Class
A 2,465 25,606
Samhyun Co. Ltd. 450 20,946
Samvardhana Motherson
International Ltd. 57,173 70,171
Schaeffler India Ltd. 574 22,602
Sebang Global Battery Co. Ltd.* 1,665 73,800
Sensteed Hi-tech Group, Class A* 36,800 24,680

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobile Components
(continued)
Shandong Linglong Tyre Co. Ltd.,
Class A 9,000 $ 19,519
Shanghai Daimay Automotive Interior
Co. Ltd., Class A 13,800 20,238
Shenzhen VMAX New Energy Group
Co. Ltd., Class A 3,420 15,243
Shriram Pistons & Rings Ltd. 368 10,999
SKF India Ltd. 385 7,073
SL Corp.* 4,545 174,613
SNT Holdings Co. Ltd.* 1,440 54,323
SNT Motiv Co. Ltd. 4,230 103,002
Sona Blw Precision Forgings Ltd.(b) 6,030 32,498
Sundram Fasteners Ltd. 322 3,334
Tianneng Power International Ltd. 242,000 226,206
Tong Yang Industry Co. Ltd. 9,072 31,566
Tube Investments of India Ltd. 1,575 39,981
TVS Holdings Ltd. 150 24,555
TYC Brother Industrial Co. Ltd. 60,795 95,240
UNO Minda Ltd. 4,036 51,874
WeRide, Inc., ADR* 3,510 28,115
ZF Commercial Vehicle Control
Systems India Ltd. 92 14,991
4,486,638
Automobiles -
1 .8%
BAIC BluePark New Energy
Technology Co. Ltd., Class A* 5,000 5,793
BAIC Foton Motor Co. Ltd., Class A* 40,500 17,194
Bajaj Auto Ltd. 855 89,206
Brilliance China Automotive Holdings
Ltd. 90,000 46,557
BYD Co. Ltd., Class A 6,800 88,948
BYD Co. Ltd., Class H 46,300 579,513
China Automotive Engineering
Research Institute Co. Ltd., Class
A 4,700 12,818
China Motor Corp. 90,000 158,723
Chongqing Changan Automobile Co.
Ltd., Class A 7,908 12,656
Chongqing Changan Automobile Co.
Ltd., Class B 18,990 9,824
DongFeng Automobile Co. Ltd.,
Class A 13,800 13,763
Dongfeng Motor Group Co. Ltd.,
Class H* 14,000 16,205
DRB-Hicom Bhd. 252,000 69,041
Eicher Motors Ltd. 2,070 160,278
Ford Otomotiv Sanayi A/S 12,282 32,108
Geely Automobile Holdings Ltd. 135,000 278,135
Great Wall Motor Co. Ltd., Class A 4,700 13,995
Great Wall Motor Co. Ltd., Class H 40,000 67,864
Guangzhou Automobile Group Co.
Ltd., Class A 4,100 4,673
Guangzhou Automobile Group Co.
Ltd., Class H(a) 14,000 6,579
Investments Shares Value
Automobiles
(continued)
Hero MotoCorp Ltd. 1,755 $ 105,581
Hyundai Motor Co. 3,285 1,141,100
Hyundai Motor Co. (2nd Preference) 855 160,973
Hyundai Motor Co. (3rd Preference) 104 18,713
Hyundai Motor Co. (Preference) 450 82,847
Hyundai Motor India Ltd. 1,426 34,046
Kia Corp. 5,625 596,342
Li Auto, Inc., Class A*(a) 13,500 114,002
Mahindra & Mahindra Ltd. 12,960 483,502
Maruti Suzuki India Ltd. 1,710 271,388
NIO, Inc., Class A*(a) 21,600 106,815
Ola Electric Mobility Ltd.* 18,584 6,532
SAIC Motor Corp. Ltd., Class A 11,800 24,013
Sanyang Motor Co. Ltd. 21,700 41,235
Seres Group Co. Ltd., Class A 2,200 32,956
Tata Motors Passenger Vehicles Ltd. 43,740 166,449
Tofas Turk Otomobil Fabrikasi A/S 2,655 19,901
TVS Motor Co. Ltd. 3,330 133,124
XPeng, Inc., Class A*(a) 18,000 165,141
Yadea Group Holdings Ltd.(a)(b) 12,000 16,964
Yulon Motor Co. Ltd. 225,000 221,997
Zhejiang Leapmotor Technology Co.
Ltd., Class H*(a)(b) 9,200 49,972
5,677,466
Banks -
12 .7%
Absa Group Ltd. 18,675 296,599
Abu Dhabi Commercial Bank PJSC 71,730 297,260
Abu Dhabi Islamic Bank* 144,675 120,845
Abu Dhabi Islamic Bank PJSC 19,575 129,731
AFFIN Bank Bhd.* 7,554 5,136
Agricultural Bank of China Ltd., Class
A 270,000 261,121
Agricultural Bank of China Ltd., Class
H 630,000 441,259
Ahli Bank QSC 29,516 31,105
Ajman Bank PJSC 326,115 131,417
Akbank TAS 66,870 142,912
Al Ahli Bank of Kuwait KSCP 13,993 13,450
Al Rajhi Bank 25,785 736,970
Al Rayan Bank 81,180 50,679
Alinma Bank 25,200 191,350
Alliance Bank Malaysia Bhd. 30,847 40,926
Alpha Bank SA 48,150 231,991
AMMB Holdings Bhd. 58,500 95,719
Arab National Bank 20,835 126,653
AU Small Finance Bank Ltd.(b) 6,746 72,042
Axis Bank Ltd. 30,375 452,517
Banco BBVA Peru SA 123,118 79,216
Banco Bradesco SA 33,000 115,472
Banco Bradesco SA (Preference) 121,500 494,535
Banco de Bogota SA 1,363 15,935
Banco de Chile 1,039,635 231,957
Banco de Credito e Inversiones SA 2,070 155,850
Banco del Bajio SA(b) 13,800 40,842
Banco do Brasil SA 40,500 195,091

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Banco do Estado do Rio Grande do
Sul SA (Preference), Class B 63,000 $ 216,717
Banco Itau Chile SA 1,943 53,570
Banco Santander Brasil SA 9,000 62,435
Banco Santander Chile 1,477,350 131,590
Bandhan Bank Ltd.(b) 11,877 19,968
Bangkok Bank PCL, NVDR 13,500 67,790
Bank AlBilad 11,610 82,276
Bank Al-Jazira* 8,970 29,966
Bank Central Asia Tbk. PT 688,500 303,539
Bank Islam Malaysia Bhd. 44,100 27,632
Bank Jago Tbk. PT* 133,400 13,511
Bank Mandiri Persero Tbk. PT 783,080 224,870
Bank Negara Indonesia Persero Tbk.
PT 315,000 84,263
Bank OCBC Nisp Tbk. PT 1,255,500 107,710
Bank of Baroda 27,539 89,634
Bank of Beijing Co. Ltd., Class A 50,900 38,824
Bank of Changsha Co. Ltd., Class A 9,400 13,203
Bank of Chengdu Co. Ltd., Class A 10,600 24,591
Bank of China Ltd., Class H 1,800,000 1,076,354
Bank of Chongqing Co. Ltd., Class A 10,000 15,097
Bank of Communications Co. Ltd.,
Class A 44,600 42,492
Bank of Communications Co. Ltd.,
Class H 186,000 160,047
Bank of Hangzhou Co. Ltd., Class A 14,100 32,792
Bank of India 21,338 38,066
Bank of Jiangsu Co. Ltd., Class A 40,180 58,577
Bank of Lanzhou Co. Ltd., Class A 32,200 10,797
Bank of Maharashtra 28,294 20,076
Bank of Nanjing Co. Ltd., Class A 26,000 39,401
Bank of Ningbo Co. Ltd., Class A 11,950 53,228
Bank of Shanghai Co. Ltd., Class A 16,800 22,340
Bank of the Philippine Islands 53,550 112,774
Bank of Xi'an Co. Ltd., Class A 4,900 2,644
Bank Pan Indonesia Tbk. PT 1,228,500 78,680
Bank Rakyat Indonesia Persero Tbk.
PT 1,395,000 316,649
Banque Saudi Fransi 25,695 123,656
BDO Unibank, Inc. 53,474 122,604
BNK Financial Group, Inc. 7,695 88,797
BOC Hong Kong Holdings Ltd. 84,000 443,571
Boubyan Bank KSCP 16,463 36,370
Burgan Bank SAK 34,732 22,521
Canara Bank 44,720 71,669
Capitec Bank Holdings Ltd. 1,260 341,857
Central Bank of India Ltd. 22,724 9,246
Chang Hwa Commercial Bank Ltd. 166,705 108,064
China Banking Corp. 27,990 30,424
China CITIC Bank Corp. Ltd., Class A 23,700 24,524
China CITIC Bank Corp. Ltd., Class
H 180,000 167,791
China Construction Bank Corp.,
Class A 37,000 46,433
Investments Shares Value
Banks
(continued)
China Construction Bank Corp.,
Class H 2,205,000 $ 2,233,319
China Everbright Bank Co. Ltd.,
Class A 64,400 30,770
China Everbright Bank Co. Ltd.,
Class H(a) 53,000 22,124
China Merchants Bank Co. Ltd.,
Class A 36,000 200,348
China Merchants Bank Co. Ltd.,
Class H 87,500 536,224
China Minsheng Banking Corp. Ltd.,
Class A 47,400 25,581
China Minsheng Banking Corp. Ltd.,
Class H(a) 157,500 78,451
China Zheshang Bank Co. Ltd.,
Class A 14,100 5,905
China Zheshang Bank Co. Ltd.,
Class H 60,900 19,495
Chongqing Rural Commercial Bank
Co. Ltd., Class A 18,800 17,532
Chongqing Rural Commercial Bank
Co. Ltd., Class H 46,000 34,339
CIMB Group Holdings Bhd. 193,540 421,251
City Union Bank Ltd. 14,904 48,890
CNPC Capital Co. Ltd., Class A 14,700 19,019
Commercial Bank PSQC (The) 70,290 91,699
Commercial International Bank -
Egypt (CIB) 59,991 171,293
Commercial International Bank -
Egypt (CIB) (Registered), GDR(b) 440 1,120
Credicorp Ltd. 1,440 513,835
Credit Bank of Moscow PJSC*‡ 229,590 —
CTBC Financial Holding Co. Ltd. 437,271 707,248
Doha Bank QPSC 814,590 617,487
Dubai Islamic Bank PJSC 67,860 178,489
Dukhan Bank 57,555 56,338
E.Sun Financial Holding Co. Ltd. 213,092 226,161
Emirates NBD Bank PJSC 56,970 482,422
Eurobank SA 57,825 284,453
Far Eastern International Bank 121,884 48,413
Federal Bank Ltd. 24,795 77,562
First Abu Dhabi Bank PJSC 102,193 517,553
First Financial Holding Co. Ltd. 135,000 123,546
Grupo Aval Acciones y Valores SA
(Preference) 106,455 25,964
Grupo Bolivar SA 1,035 27,698
Grupo Cibest SA 5,400 122,876
Grupo Cibest SA (Preference) 9,585 197,209
Grupo Financiero Banorte SAB de
CV, Class O 63,000 717,525
Grupo Financiero Inbursa SAB de
CV, Class O 49,500 124,756
Gulf Bank KSCP 36,765 41,329
Haci Omer Sabanci Holding A/S 28,035 70,583
Hana Financial Group, Inc. 6,480 450,638
HDFC Bank Ltd. 147,150 1,486,497
Hong Leong Bank Bhd. 18,000 117,808

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Hong Leong Financial Group Bhd. 4,900 $ 27,769
Housing & Development Bank 46,080 94,615
Hua Nan Financial Holdings Co. Ltd. 141,918 149,269
Huaxia Bank Co. Ltd., Class A 36,000 32,847
Huishang Bank Corp. Ltd., Class H 315,000 139,154
ICICI Bank Ltd. 68,850 1,014,179
IDFC First Bank Ltd. 78,615 71,430
iM Financial Group Co. Ltd. 52,425 564,532
Indian Bank 6,963 69,011
IndusInd Bank Ltd.* 5,895 57,426
Industrial & Commercial Bank of
China Ltd., Class A 193,500 201,896
Industrial & Commercial Bank of
China Ltd., Class H 1,710,000 1,421,041
Industrial Bank Co. Ltd., Class A 36,000 96,884
Industrial Bank of Korea 5,670 87,252
Intercorp Financial Services, Inc.(b) 1,018 47,846
Itau Unibanco Holding SA
(Preference) 125,165 1,087,757
Itausa SA 22,326 58,805
Itausa SA (Preference) 142,526 371,863
Jammu & Kashmir Bank Ltd. (The) 137,385 156,386
JB Financial Group Co. Ltd. 3,228 56,401
Jiangsu Changshu Rural Commercial
Bank Co. Ltd., Class A 8,107 8,517
KakaoBank Corp. 3,510 55,842
Karur Vysya Bank Ltd. (The) 15,066 49,364
Kasikornbank PCL, NVDR 27,000 161,322
KB Financial Group, Inc. 8,415 790,404
Kiatnakin Phatra Bank PCL, NVDR 5,100 11,670
Komercni Banka A/S 1,665 101,338
Kotak Mahindra Bank Ltd. 67,500 299,389
Krung Thai Bank PCL, NVDR 76,500 68,683
Kuwait Finance House KSCP 177,120 466,318
Kuwait International Bank KSCP 13,005 11,526
Malayan Banking Bhd. 175,500 525,343
Mashreqbank PSC 552 39,830
MBSB Bhd. 119,900 22,204
Mega Financial Holding Co. Ltd. 168,964 208,319
Metropolitan Bank & Trust Co. 33,750 41,843
Moneta Money Bank A/S(b) 9,000 90,635
National Bank of Greece SA 18,585 329,765
National Bank of Kuwait SAKP 116,235 360,181
National Bank of Ras Al-Khaimah
PSC (The) 12,282 31,235
Nedbank Group Ltd. 9,990 165,284
O-Bank Co. Ltd. 585,000 169,719
Optima bank SA(a) 4,320 44,506
OTP Bank Nyrt. 4,905 621,260
Philippine National Bank 184,500 200,542
Ping An Bank Co. Ltd., Class A 30,000 46,758
Piraeus Bank SA* 16,245 164,463
Postal Savings Bank of China Co.
Ltd., Class H(a)(b) 180,000 117,546
Investments Shares Value
Banks
(continued)
Public Bank Bhd. 346,500 $ 428,071
Punjab National Bank 45,360 61,733
Qatar International Islamic Bank QSC 15,075 47,241
Qatar Islamic Bank QPSC 41,940 287,970
Qatar National Bank QPSC 101,475 551,828
RBL Bank Ltd.(b) 20,250 65,766
Regional SAB de CV 1,197 10,763
RHB Bank Bhd. 85,551 183,386
Riyad Bank 30,960 231,950
Saudi Awwal Bank 21,960 208,903
Saudi Investment Bank (The) 11,880 44,344
Saudi National Bank (The) 65,025 777,727
Sberbank of Russia PJSC*‡ 369,050 —
Sberbank of Russia PJSC
(Preference)*‡ 39,708 —
SCB X PCL, NVDR 18,000 77,515
Shanghai Commercial & Savings
Bank Ltd. (The) 90,000 112,965
Shanghai Pudong Development
Bank Co. Ltd., Class A 45,000 65,021
Shanghai Rural Commercial Bank
Co. Ltd., Class A 20,000 24,725
Sharjah Islamic Bank 430,155 418,132
Shinhan Financial Group Co. Ltd. 10,260 600,888
SinoPac Financial Holdings Co. Ltd. 311,323 282,931
South Indian Bank Ltd. (The) 398,340 162,735
Standard Bank Group Ltd. 30,330 564,956
State Bank of India 42,570 498,484
Taichung Commercial Bank Co. Ltd. 62,132 39,487
Taiwan Business Bank 180,000 88,084
Taiwan Cooperative Financial
Holding Co. Ltd. 151,738 113,550
Thanachart Capital PCL, NVDR 19,300 36,189
Tisco Financial Group PCL, NVDR 9,400 33,609
TMBThanachart Bank PCL, NVDR 1,093,600 70,207
TS Financial Holding Co. Ltd. 540,000 389,514
Turkiye Garanti Bankasi A/S 12,465 46,229
Turkiye Is Bankasi A/S, Class B 1 10,577
Turkiye Is Bankasi A/S, Class C 171,405 65,658
Turkiye Vakiflar Bankasi TAO, Class
D* 26,299 22,071
Ujjivan Small Finance Bank Ltd.*(b) 168,210 119,537
Union Bank of India Ltd. 40,950 80,469
Union Bank of Taiwan 60,107 35,717
VTB Bank PJSC*‡ 27,302 —
Warba Bank KSCP* 39,690 36,599
Woori Financial Group, Inc. 14,760 310,192
Yapi ve Kredi Bankasi A/S* 72,958 68,911
Yes Bank Ltd.* 237,825 55,354
40,022,117
Beverages -
0 .8%
Allied Blenders & Distillers Ltd. 2,024 10,697
Ambev SA 99,000 280,801
Anadolu Efes Biracilik ve Malt
Sanayii A/S, Class B 53,500 23,630

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Anhui Gujing Distillery Co. Ltd., Class
A 600 $ 11,408
Anhui Gujing Distillery Co. Ltd., Class
B 1,100 11,465
Arca Continental SAB de CV 9,882 112,190
Becle SAB de CV 9,200 9,748
Carabao Group PCL, NVDR 18,100 24,879
China Foods Ltd. 270,000 149,698
China Resources Beer Holdings Co.
Ltd. 30,607 102,759
Chongqing Brewery Co. Ltd., Class A 1,800 13,499
Cia Cervecerias Unidas SA 2,295 17,058
Coca-Cola Femsa SAB de CV 12,700 133,816
Coca-Cola Icecek A/S 11,914 19,696
Eastroc Beverage Group Co. Ltd.,
Class A 780 28,079
Embotelladora Andina SA
(Preference), Class B 5,400 28,712
Emperador, Inc. 26,200 6,879
Fomento Economico Mexicano SAB
de CV 26,916 283,016
Ginebra San Miguel, Inc. 20,700 102,304
Guangzhou Zhujiang Brewery Co.
Ltd., Class A 1,700 2,317
Hebei Hengshui Laobaigan Liquor
Co. Ltd., Class A 2,300 5,339
Heineken Malaysia Bhd. 500 3,037
Hey Song Corp. 15,000 17,683
Hite Jinro Co. Ltd.* 9,540 116,649
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 600 4,777
JiuGui Liquor Co. Ltd., Class A 500 4,089
Kweichow Moutai Co. Ltd., Class A 1,200 241,951
Lotte Chilsung Beverage Co. Ltd. 1,305 121,035
Luzhou Laojiao Co. Ltd., Class A 1,000 17,399
Nongfu Spring Co. Ltd., Class H(a)(b) 25,600 157,146
Osotspa PCL, NVDR 31,100 17,495
Radico Khaitan Ltd. 1,315 40,429
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A 960 23,627
Tilaknagar Industries Ltd. 3,060 14,369
Tsingtao Brewery Co. Ltd., Class H 10,000 63,357
United Breweries Ltd. 1,379 22,015
United Spirits Ltd. 4,860 71,991
Varun Beverages Ltd. 18,205 93,264
Wuliangye Yibin Co. Ltd., Class A 3,600 54,400
ZJLD Group, Inc.(a)(b) 7,000 8,067
2,470,770
Biotechnology -
0 .7%
3SBio, Inc.(b) 22,500 67,128
Abbisko Cayman Ltd.* 7,000 11,204
ABLBio, Inc.* 450 61,807
Akeso, Inc.*(a)(b) 7,000 98,954
Alteogen, Inc.* 495 142,028
Investments Shares Value
Biotechnology
(continued)
Ascentage Pharma Group
International*(b) 4,500 $ 27,715
BeOne Medicines Ltd., Class A* 405 16,160
BeOne Medicines Ltd., Class H* 10,700 283,061
Biocon Ltd. 7,785 31,043
CanSino Biologics, Inc., Class H*(a)
(b) 800 3,620
CARsgen Therapeutics Holdings
Ltd.*(b) 9,000 17,862
Celltrion, Inc.* 2,070 302,001
CStone Pharmaceuticals*(b) 22,500 15,471
D&D PharmaTech, Inc.* 585 38,407
Dizal Jiangsu Pharmaceutical Co.
Ltd., Class A* 1,201 9,852
Duality Biotherapeutics, Inc.* 400 16,892
Everest Medicines Ltd.*(a)(b) 5,500 27,438
GI Innovation, Inc.* 2,119 23,275
Green Cross Corp.* 138 15,809
Guangzhou Innogen Pharmaceutical
Group Co. Ltd., Class H* 9,000 34,342
Hugel, Inc.* 102 19,594
InnoCare Pharma Ltd., Class H*(b) 20,000 30,014
Innovent Biologics, Inc.*(b) 19,500 202,498
Intocell Co. Ltd.* 360 12,530
Keymed Biosciences, Inc.*(b) 4,000 28,503
L&C Bio Co. Ltd. 360 23,060
Lepu Biopharma Co. Ltd., Class
H*(b) 45,000 26,851
Mabwell Shanghai Bioscience Co.
Ltd., Class A* 2,790 14,459
Medytox, Inc. 184 17,168
Naturecell Co. Ltd.* 1,980 34,733
OliX Pharmaceuticals, Inc.* 585 56,045
Orum Therapeutics, Inc.* 315 24,729
Pacific Shuanglin Bio-pharmacy Co.
Ltd., Class A 1,510 2,975
PharmaEssentia Corp. 5,326 130,315
PharmaResearch Co. Ltd.* 96 31,580
Pharmicell Co. Ltd.* 1,395 13,655
Remegen Co. Ltd., Class A* 450 6,622
Remegen Co. Ltd., Class H*(a)(b) 3,000 32,344
Seegene, Inc. 1,624 32,268
Shanghai Junshi Biosciences Co.
Ltd., Class A* 1,629 8,412
Shanghai RAAS Blood Products Co.
Ltd., Class A 13,800 12,512
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd., Class
H*(a) 300 15,957
SK Bioscience Co. Ltd.* 368 12,962
SunMax Biotechnology Co. Ltd. 1,000 12,313
TaiMed Biologics, Inc.* 5,600 10,072
Voronoi, Inc.* 135 21,009
Zai Lab Ltd.*(a) 4,900 8,238
2,085,487

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Broadline Retail -
3 .3%
Alibaba Group Holding Ltd. 234,000 $ 5,069,695
Bukalapak.com Tbk. PT* 1,530,000 13,217
CCOOP Group Co. Ltd., Class A* 45,000 15,737
Central Retail Corp. PCL, NVDR 60,275 37,738
Daya Intiguna Yasa Tbk. PT* 105,800 5,232
Easyhome New Retail Group Co.
Ltd., Class A* 14,400 6,445
El Puerto de Liverpool SAB de CV,
Class C1 5,200 31,412
Falabella SA 16,335 128,374
Far Eastern Department Stores Ltd. 360,000 252,240
GoTo Gojek Tokopedia Tbk. PT,
Class A* 12,357,000 47,116
Hyundai Department Store Co. Ltd. 4,410 287,076
JD.com, Inc., Class A 57,200 823,243
Lotte Shopping Co. Ltd. 3,645 212,714
Magazine Luiza SA 127,590 238,582
MINISO Group Holding Ltd. 7,968 37,546
Mitra Adiperkasa Tbk. PT 2,512,288 177,364
momo.com, Inc. 1,891 11,327
Naspers Ltd., Class N 10,305 637,095
PDD Holdings, Inc., ADR* 16,965 1,714,313
Poya International Co. Ltd. 1,028 12,936
Shinsegae, Inc. 2,070 459,473
Vipshop Holdings Ltd., ADR 7,335 125,502
Vishal Mega Mart Ltd.* 7,958 10,896
Woolworths Holdings Ltd. 7,110 24,011
10,379,284
Building Products -
0 .2%
Astral Ltd. 1,227 19,696
Beijing New Building Materials plc,
Class A 4,500 18,069
Blue Star Ltd. 2,337 46,159
China Lesso Group Holdings Ltd. 315,000 242,007
Kajaria Ceramics Ltd. 2,760 27,076
Kyung Dong Navien Co. Ltd.* 1,755 70,473
Sung Kwang Bend Co. Ltd.* 414 9,391
Supreme Industries Ltd. 1,018 38,883
Taiwan Glass Industry Corp.* 38,314 58,743
Xinyi Glass Holdings Ltd.(a) 49,642 64,963
Zhuzhou Kibing Group Co. Ltd.,
Class A 18,000 18,159
613,619
Capital Markets -
1 .9%
360 ONE WAM Ltd. 4,412 54,405
Administradora de Fondos de
Pensiones Habitat SA 63,675 109,937
Anand Rathi Wealth Ltd. 945 29,642
Angel One Ltd. 552 15,247
Authum Investment & Infrastucture
Ltd. 2,530 13,895
B3 SA - Brasil Bolsa Balcao 72,000 222,097
Banco BTG Pactual SA 18,000 206,110
Investments Shares Value
Capital Markets
(continued)
Beltone Holding* 1,369,125 $ 87,521
Bolsa Mexicana de Valores SAB de
CV 13,500 27,277
Boursa Kuwait Securities Co. KPSC 1,296 13,302
Bursa Malaysia Bhd. 4,900 11,237
Caitong Securities Co. Ltd., Class A 2,820 3,778
Capital Securities Co. Ltd., Class A 9,000 23,159
Capital Securities Corp. 48,000 45,300
China Bills Finance Corp. 21,312 11,005
China Cinda Asset Management Co.
Ltd., Class H(a) 270,000 45,981
China CITIC Financial Asset
Management Co. Ltd., Class H*(a)
(b) 405,000 45,636
China Everbright Ltd.(a) 28,000 35,064
China Galaxy Securities Co. Ltd.,
Class A 5,200 11,240
China Galaxy Securities Co. Ltd.,
Class H 42,000 56,576
China International Capital Corp.
Ltd., Class H(b) 18,800 51,082
China Merchants Securities Co. Ltd.,
Class A 11,820 29,106
China Merchants Securities Co. Ltd.,
Class H(b) 7,200 13,479
Choice International Ltd.* 799 6,650
CITIC Securities Co. Ltd., Class A 13,500 54,556
CITIC Securities Co. Ltd., Class H(a) 22,500 84,241
Coronation Fund Managers Ltd. 117,765 371,708
CRISIL Ltd. 384 19,470
CSC Financial Co. Ltd., Class A 4,900 16,960
CSC Financial Co. Ltd., Class H(b) 22,500 36,330
Daishin Securities Co. Ltd. 9,810 213,320
Daishin Securities Co. Ltd.
(Preference) 7,515 120,081
Daou Technology, Inc. 8,190 302,701
Derayah Financial Co.(b) 3,910 28,230
Dubai Financial Market PJSC 26,726 12,080
EFG Holding S.A.E.* 402,435 246,795
Everbright Securities Co. Ltd., Class
A 4,700 11,337
Founder Securities Co. Ltd., Class A 3,000 3,394
GF Securities Co. Ltd., Class A 14,100 45,637
GF Securities Co. Ltd., Class H 18,000 42,040
Guangzhou Yuexiu Capital Holdings
Group Co. Ltd., Class A 13,800 20,337
Guolian Minsheng Securities Co.
Ltd., Class A 9,200 12,856
Guosen Securities Co. Ltd., Class A 14,600 26,349
Guotai Haitong Securities Co. Ltd.,
Class A 22,514 64,252
Guotai Haitong Securities Co. Ltd.,
Class H(b) 54,151 115,240
Hanwha Investment & Securities Co.
Ltd.* 3,285 14,675
HDFC Asset Management Co. Ltd.(b) 2,880 78,763
Huatai Securities Co. Ltd., Class A 9,500 31,391

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Huatai Securities Co. Ltd., Class
H(a)(b) 27,000 $ 64,443
IBF Financial Holdings Co. Ltd. 59,424 31,534
Indian Energy Exchange Ltd.(b) 15,730 21,681
Industrial Securities Co. Ltd., Class A 12,250 12,129
International Financial Advisors KSC* 12,645 16,769
Investec Ltd. 4,653 38,138
Is Yatirim Menkul Degerler A/S 14,639 16,176
JM Financial Ltd. 12,972 18,184
JSE Ltd. 29,070 268,939
J-Yuan Trust Co. Ltd., Class A* 40,500 16,728
Kfin Technologies Ltd. 3,015 33,235
KIWOOM Securities Co. Ltd. 292 89,969
Korea Investment Holdings Co. Ltd. 990 148,218
Maharashtra Scooters Ltd. 92 13,441
Mirae Asset Securities Co. Ltd. 3,510 104,247
Mirae Asset Securities Co. Ltd.
(Preference) 1,702 18,919
Moscow Exchange MICEX-RTS
PJSC*‡ 29,911 —
Motilal Oswal Financial Services Ltd. 2,350 19,251
Multi Commodity Exchange of India
Ltd. 1,575 43,284
NH Investment & Securities Co. Ltd. 3,870 72,727
Nippon Life India Asset Management
Ltd.(b) 2,736 26,118
Noor Financial Investment Co. KSC 73,980 98,110
Norte Grande SA* 13,343,091 211,917
Nuvama Wealth Management Ltd. 690 10,092
Orient Securities Co. Ltd., Class A 12,032 17,714
Orient Securities Co. Ltd., Class H(b) 20,400 17,736
Pihsiang Machinery Manufacturing
Co. Ltd.*‡ 5,000 —
Polaris Bay Group Co. Ltd., Class A* 13,800 13,485
President Securities Corp. 360,000 336,320
Prudent Corporate Advisory Services
Ltd. 322 8,390
PSG Financial Services Ltd. 15,750 26,948
Reinet Investments SCA 3,330 115,297
Samsung Securities Co. Ltd. 1,620 101,968
Saudi Tadawul Group Holding Co. 368 15,767
Shenwan Hongyuan Group Co. Ltd.,
Class A 19,700 14,374
Shenwan Hongyuan Group Co. Ltd.,
Class H(b) 40,800 16,352
Shinyoung Securities Co. Ltd. 1,665 204,279
Sociedad de Inversiones Oro Blanco
SA* 15,610,680 184,456
SPIC Industry-Finance Holdings Co.
Ltd., Class A 10,000 9,383
Tata Investment Corp. Ltd. 2,400 16,252
Tera Yatirim Menkul Degerler A/S* 4,140 19,657
Tianfeng Securities Co. Ltd., Class A* 27,000 16,048
UTI Asset Management Co. Ltd. 1,840 19,457
Valmore Holding 163,423 114,233
Investments Shares Value
Capital Markets
(continued)
Xiangcai Co. Ltd., Class A* 4,900 $ 7,750
Yuanta Futures Co. Ltd. 30,100 89,812
Zhejiang Orient Holdings Group Co.
Ltd., Class A 13,800 12,850
5,914,246
Chemicals -
2 .7%
Aarti Industries Ltd. 10,350 41,850
Abou Kir Fertilizers & Chemical
Industries 16,514 22,577
ADAMA Ltd., Class A* 14,100 12,642
Akzo Nobel India Ltd. 398 12,115
Alkyl Amines Chemicals 1,080 18,440
Allied Supreme Corp. 3,217 24,943
Asian Paints Ltd. 9,045 238,771
Atul Ltd. 495 33,431
Avia Avian Tbk. PT 579,600 14,917
Barito Pacific Tbk. PT* 413,599 53,225
BASF India Ltd. 540 21,406
Bayer CropScience Ltd. 47 2,282
Berger Paints India Ltd. 4,632 23,309
Boubyan Petrochemicals Co. KSCP 133,785 246,733
Braskem SA (Preference), Class A* 49,500 87,171
Carborundum Universal Ltd. 4,455 38,175
Castrol India Ltd. 9,900 19,819
Cathay Biotech, Inc., Class A 1,518 12,704
Chambal Fertilisers and Chemicals
Ltd. 4,968 23,833
Chandra Asri Pacific Tbk. PT 85,500 32,855
China Hainan Rubber Industry Group
Co. Ltd., Class A 9,600 10,141
China Lumena New Materials
Corp.*‡ 22,200 —
China Petrochemical Development
Corp.* 92,000 23,387
China Risun Group Ltd.(b) 315,000 110,920
China Steel Chemical Corp. 9,434 22,214
China XLX Fertiliser Ltd. 184,000 264,348
Clean Science & Technology Ltd. 2,205 20,639
Coromandel International Ltd. 1,818 45,112
Daxin Materials Corp. 1,221 12,784
DCM Shriram Ltd. 1,125 14,404
Deepak Fertilisers & Petrochemicals
Corp. Ltd. 2,295 26,341
Deepak Nitrite Ltd. 1,440 25,712
DL Holdings Co. Ltd.* 3,150 90,819
Dongjin Semichem Co. Ltd. 10,710 416,674
Dongsung Finetec Co. Ltd.* 506 9,966
Dongyue Group Ltd.(a) 33,000 51,763
EID Parry India Ltd.* 5,130 51,480
Enchem Co. Ltd.* 720 48,070
Eternal Materials Co. Ltd. 24,850 48,721
Fine Organic Industries Ltd. 343 15,822
Finolex Industries Ltd. 16,245 31,158
Formosa Chemicals & Fibre Corp. 50,209 67,568
Formosa Plastics Corp. 55,985 84,147
Fufeng Group Ltd.(a) 45,000 48,747

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Ganfeng Lithium Group Co. Ltd.,
Class H(b) 2,600 $ 20,142
Grandit Co. Ltd., Class A 11,745 17,258
Guangzhou Guanggang Gases &
Energy Co. Ltd., Class A 8,010 23,205
Gubre Fabrikalari TAS* 1,794 19,820
Gujarat Fluorochemicals Ltd. 135 4,481
Han Kuk Carbon Co. Ltd.* 720 16,932
Hangjin Technology Co. Ltd., Class
A* 4,700 14,915
Hansol Chemical Co. Ltd. 180 35,327
Hanwha Solutions Corp.* 1,935 37,170
Hektas Ticaret TAS* 494,929 38,236
Hengli Petrochemical Co. Ltd., Class
A 14,100 52,963
Hengyi Petrochemical Co. Ltd., Class
A 13,800 23,991
Hextar Global Bhd. 69,000 14,703
Himadri Speciality Chemical Ltd. 5,505 27,574
HS Hyosung Advanced Materials
Corp.* 855 140,777
Huabao International Holdings Ltd. 17,000 11,102
Hyosung TNC Corp.* 675 177,027
Indorama Ventures PCL, NVDR 47,500 30,796
Inner Mongolia Berun Chemical Co.
Ltd., Class A 18,400 22,376
ISU Specialty Chemical* 799 59,062
Jiangsu Eastern Shenghong Co. Ltd.,
Class A* 6,300 11,986
Jinan Acetate Chemical Co. Ltd. 16,090 25,181
Jubilant Ingrevia Ltd. 2,701 18,653
KCC Corp. 59 20,044
Kolon Industries, Inc. 6,525 249,323
KuibyshevAzot PJSC*‡ 9,900 —
Kumho Petrochemical Co. Ltd.* 423 42,347
Lake Materials Co. Ltd.* 1,440 26,761
LB Group Co. Ltd., Class A 4,600 14,670
LG Chem Ltd. 630 135,900
LG Chem Ltd. (Preference) 90 9,948
Linde India Ltd. 282 18,415
Lotte Chemical Corp. 517 29,955
LOTTE Fine Chemical Co. Ltd. 4,365 143,893
Luxi Chemical Group Co. Ltd., Class
A 1,800 5,064
Meihua Holdings Group Co. Ltd.,
Class A 10,900 17,271
Mesaieed Petrochemical Holding Co. 22,050 6,625
Misr Fertilizers Production Co. SAE 19,988 14,225
Nan Pao Resins Chemical Co. Ltd. 2,000 19,733
Nan Ya Plastics Corp. 65,056 156,903
National Industrialization Co.* 12,834 31,891
Navin Fluorine International Ltd. 450 29,836
Ningbo Shanshan Co. Ltd., Class A* 4,500 8,335
Ningxia Baofeng Energy Group Co.
Ltd., Class A 13,500 46,162
Investments Shares Value
Chemicals
(continued)
Nizhnekamskneftekhim PJSC*‡ 28,600 $ —
Nizhnekamskneftekhim PJSC
(Preference)*‡ 26,400 —
OCI Holdings Co. Ltd.* 5,040 404,068
Omnia Holdings Ltd. 55,935 294,821
Orbia Advance Corp. SAB de CV*(a) 288,000 307,308
Organichesky Sintez PJSC*‡ 11,550 —
Paradeep Phosphates Ltd.(b) 9,108 13,762
PCBL Chemical Ltd. 6,996 20,230
Peric Special Gases Co. Ltd., Class A 2,655 17,275
Petkim Petrokimya Holding A/S* 383,940 162,784
Petronas Chemicals Group Bhd. 22,500 18,436
PhosAgro PJSC*‡ 1,540 —
PI Industries Ltd. 1,139 39,566
Pidilite Industries Ltd. 5,895 91,712
Privi Speciality Chemicals Ltd. 450 13,760
PTT Global Chemical PCL, NVDR 21,700 17,035
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 6,500 30,664
Rongsheng Petrochemical Co. Ltd.,
Class A 14,600 30,992
SABIC Agri-Nutrients Co. 3,105 103,481
Sahara International Petrochemical
Co. 8,010 32,717
Sasa Polyester Sanayi A/S* 73,575 4,314
Sasol Ltd.* 10,620 75,669
Satellite Chemical Co. Ltd., Class A 4,662 16,344
Saudi Aramco Base Oil Co. 1,305 36,429
Saudi Basic Industries Corp. 10,620 160,969
Saudi Kayan Petrochemical Co.* 7,875 10,288
Scientex Bhd. 24,900 24,382
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 6,110 32,984
Shanghai Chlor-Alkali Chemical Co.
Ltd., Class B 10,000 7,250
Shanghai Pret Composites Co. Ltd.,
Class A 9,000 23,379
Shanghai Putailai New Energy
Technology Group Co. Ltd., Class
A 4,060 16,191
Shinkong Synthetic Fibers Corp. 536,300 254,772
Shiny Chemical Industrial Co. Ltd. 2,322 10,551
Sichuan Hebang Biotechnology Co.
Ltd., Class A* 41,400 15,074
Sichuan Yahua Industrial Group Co.
Ltd., Class A 3,600 12,797
Sinofert Holdings Ltd. 1,080,000 235,092
Sinon Corp. 20,590 29,704
SK Chemicals Co. Ltd. 3,150 147,061
SKC Co. Ltd.* 200 16,271
Sociedad Quimica y Minera de Chile
SA (Preference), Class B* 1,980 155,283
Solar Applied Materials Technology
Corp. 12,078 24,524
Solar Industries India Ltd. 365 53,488
Soulbrain Co. Ltd. 1,485 503,976

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
SRF Ltd. 1,440 $ 44,087
Sudarshan Chemical Industries Ltd. 2,160 21,197
Sumitomo Chemical India Ltd. 2,585 11,512
Supreme Petrochem Ltd. 2,115 13,106
Taiwan Fertilizer Co. Ltd. 16,360 24,122
Taiwan Speciality Chemicals Corp. 2,000 20,305
Tata Chemicals Ltd. 2,679 21,716
Tianqi Lithium Corp., Class A* 800 6,281
Tinergy Chemical Co. Ltd., Class A 7,975 6,003
TOA Paint Thailand PCL, NVDR 185,900 85,668
Tongkun Group Co. Ltd., Class A 9,200 28,956
Transfar Zhilian Co. Ltd., Class A 18,800 18,046
Unipar Carbocloro SA (Preference),
Class B 3,300 39,627
UPL Ltd. 6,930 53,033
Vinati Organics Ltd. 855 14,189
Wanhua Chemical Group Co. Ltd.,
Class A 4,900 62,035
Yanbu National Petrochemical Co. 4,275 30,774
Zhejiang Longsheng Group Co. Ltd.,
Class A 9,600 21,028
Zhejiang NHU Co. Ltd., Class A 4,800 19,246
Zibo Qixiang Tengda Chemical Co.
Ltd., Class A 22,500 19,105
8,418,552
Commercial Services & Supplies -
0 .3%
Catrion Catering Holding Co. 624 13,484
China Everbright Environment Group
Ltd.(a) 94,000 60,543
China Southern Power Grid Energy
Efficiency & Clean Energy Co.
Ltd., Class A 23,500 21,036
Cleanaway Co. Ltd. 325,000 380,045
Doms Industries Ltd. 368 9,529
Dynagreen Environmental Protection
Group Co. Ltd., Class H(b) 18,000 12,262
Frontken Corp. Bhd. 28,200 27,470
GPS Participacoes e
Empreendimentos SA(c) 4,530 16,215
Indian Railway Catering & Tourism
Corp. Ltd. 4,635 31,394
KEPCO Plant Service & Engineering
Co. Ltd.* 7,020 273,114
L&K Engineering Co. Ltd. 3,508 64,096
Parkin Co. PJSC 14,922 25,109
S-1 Corp. 347 19,189
Taiwan Secom Co. Ltd. 3,165 10,711
Taiwan Shin Kong Security Co. Ltd. 5,520 7,148
Tuhu Car, Inc., Class A*(b) 14,500 28,908
1,000,253
Communications Equipment -
0 .3%
Accton Technology Corp. 6,934 245,675
Arcadyan Technology Corp. 2,832 16,153
Investments Shares Value
Communications Equipment
(continued)
Astra Microwave Products Ltd. 966 $ 10,319
Browave Corp. 1,000 14,490
BYD Electronic International Co. Ltd.
(a) 21,500 91,950
Comba Telecom Systems Holdings
Ltd. 90,000 26,275
EZconn Corp. 1,000 56,721
Fiberhome Telecommunication
Technologies Co. Ltd., Class A 4,600 26,216
FOCI Fiber Optic Communications,
Inc.* 2,000 26,470
Glarun Technology Co. Ltd., Class A 1,800 7,520
Hengtong Optic-electric Co. Ltd.,
Class A 4,700 23,681
LuxNet Corp. 3,840 38,558
Seojin System Co. Ltd.* 1,890 50,093
Sercomm Corp. 90,000 245,662
Tejas Networks Ltd.(b) 28,125 104,199
WNC Corp. 9,572 56,270
ZTE Corp., Class A 3,100 17,172
ZTE Corp., Class H(a) 10,400 37,740
1,095,164
Construction & Engineering -
1 .5%
Acter Group Corp. Ltd. 1,810 36,235
Afcons Infrastructure Ltd. 1,978 7,130
Aktor Holding Co. Technical and
Energy Projects SA*(a) 1,395 18,056
ALEC Holdings PJSC* 314,550 134,465
BES Engineering Corp.* 53,035 23,088
CCCC Design & Consulting Group
Co. Ltd., Class A 9,400 10,024
Cemindia Projects Ltd. 2,070 14,390
Central New Energy Holding Group
Ltd.*(a) 15,000 15,481
CH Karnchang PCL, NVDR 142,900 56,769
China Communications Services
Corp. Ltd., Class H 810,000 493,694
China Conch Venture Holdings Ltd. 45,000 61,539
China Energy Engineering Corp. Ltd.,
Class A 23,600 8,253
China Energy Engineering Corp. Ltd.,
Class H(a) 104,000 15,314
China Railway Group Ltd., Class A 44,300 36,340
China Railway Group Ltd., Class H(a) 74,000 42,734
China Southern Power Grid
Technology Co. Ltd., Class A 2,430 18,171
Continental Holdings Corp. 137,137 98,484
CTCI Corp. 225,000 221,640
DA CIN Construction Co. Ltd. 76,597 167,701
Daewoo Engineering & Construction
Co. Ltd.* 56,970 196,708
DL E&C Co. Ltd.* 9,337 288,011
Engineers India Ltd. 9,696 18,179
Enka Insaat ve Sanayi A/S 17,350 39,034
Estithmar Holding QPSC* 29,093 32,201
Gamuda Bhd. 78,500 88,019

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
GEK Terna SA 1,470 $ 58,130
GS Engineering & Construction Corp. 22,320 291,056
Guangdong Construction
Engineering Group Co. Ltd., Class
A 27,900 15,298
HDC Holdings Co. Ltd. 7,695 101,627
HDC Hyundai Development Co-
Engineering & Construction, Class
E 12,510 179,037
Hyundai Engineering & Construction
Co. Ltd. 1,736 123,742
IJM Corp. Bhd. 67,500 45,890
Inox Green Energy Services Ltd.* 6,795 12,554
IRB Infrastructure Developers Ltd. 39,439 17,814
IRCON International Ltd.(b) 7,912 14,106
Kalpataru Projects International Ltd. 2,050 25,495
KEC International Ltd. 2,064 14,969
Kelington Group Bhd. 13,800 18,484
KEPCO Engineering & Construction
Co., Inc.* 235 21,453
Kerjaya Prospek Group Bhd. 130,500 89,715
Kontrolmatik Enerji ve Muhendislik
A/S 48,735 10,959
Kuo Toong International Co. Ltd. 12,255 20,055
Larsen & Toubro Ltd. 8,730 373,192
Metallurgical Corp. of China Ltd.,
Class A 42,300 19,054
Metallurgical Corp. of China Ltd.,
Class H 106,000 25,110
NBCC India Ltd. 21,225 22,811
NCC Ltd. 14,850 23,639
NMDC Group PJSC 3,404 19,056
Power Construction Corp. of China
Ltd., Class A 35,600 28,999
Rail Vikas Nigam Ltd.(b) 8,864 33,090
Ral Yatirim Holding A/S* 3,588 15,485
Ruentex Engineering & Construction
Co. 3,108 16,542
Run Long Construction Co. Ltd. 225,000 224,142
Samsung E&A Co. Ltd. 4,230 90,513
Shaanxi Construction Engineering
Group Corp. Ltd., Class A 4,900 2,553
Shanghai Tunnel Engineering Co.
Ltd., Class A 14,100 13,778
Sichuan Road and Bridge Group Co.
Ltd., Class A 9,200 12,856
Sinoma International Engineering
Co., Class A 9,200 15,120
Sinopec Engineering Group Co. Ltd.,
Class H 495,000 471,567
Sunway Construction Group Bhd. 9,200 13,816
Techno Electric & Engineering Co.
Ltd. 1,479 15,668
Tekfen Holding A/S 6,026 10,634
United Integrated Services Co. Ltd. 2,550 73,575
Investments Shares Value
Construction & Engineering
(continued)
Voltas Ltd. 2,790 $ 40,276
Waaree Renewable Technologies
Ltd.* 1,242 12,225
Waskita Karya Persero Tbk. PT*‡ 173,900 —
Yankey Engineering Co. Ltd. 2,277 42,906
4,818,651
Construction Materials -
1 .1%
ACC Ltd. 1,141 20,304
Ambuja Cements Ltd. 11,115 61,642
Anhui Conch Cement Co. Ltd., Class
A 5,100 17,997
Anhui Conch Cement Co. Ltd., Class
H(a) 27,500 87,398
Apex Investment Co. PSC* 10,350 9,497
Asia Cement Corp. 45,000 50,262
Baticim Bati Anadolu Cimento
Sanayii A/S* 161,092 17,890
BatiSoke Soke Cimento Sanayii TAS* 39,240 24,649
BBMG Corp., Class A 50,600 14,127
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A 9,200 22,879
Berkah Beton Sadaya Tbk. PT*‡ 425,000 93
Birla Corp. Ltd. 327 3,753
Cementos Argos SA 9,936 37,420
Cemex SAB de CV 326,688 408,289
China National Building Material Co.
Ltd., Class H(a) 92,462 66,537
China Resources Building Materials
Technology Holdings Ltd. 720,000 157,650
Cimsa Cimento Sanayi ve Ticaret A/S 19,504 23,073
CSG Holding Co. Ltd., Class B 103,500 22,530
Dalmia Bharat Ltd. 1,564 35,118
EMSTEEL Building Materials PJSC* 28,060 8,863
GCC SAB de CV 2,953 32,192
Goldsun Building Materials Co. Ltd. 335,000 375,238
Grasim Industries Ltd. 5,355 164,106
Grupo Argos SA 4,950 25,279
Grupo Argos SA (Preference) 4,140 16,449
Hanil Cement Co. Ltd. 8,055 95,861
Huaxin Building Materials Group Co.
Ltd., Class A 3,700 13,312
India Cements Ltd. (The)* 2,773 13,798
Indocement Tunggal Prakarsa Tbk.
PT 382,500 151,542
JK Cement Ltd. 530 31,824
JK Lakshmi Cement Ltd. 720 6,075
Kuwait Cement Co. KSC 10,845 14,594
Malayan Cement Bhd. 9,200 18,671
Nuh Cimento Sanayi A/S 2,068 11,426
Nuvoco Vistas Corp. Ltd.* 830 3,138
Oyak Cimento Fabrikalari A/S 17,222 10,929
Qassim Cement Co. (The) 18,990 216,699
Ramco Cements Ltd. (The) 2,289 27,895
Rhi Magnesita India Ltd. 393 1,902
Saudi Cement Co. 1,150 11,050
Semen Indonesia Persero Tbk. PT 1,021,500 149,102

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction Materials
(continued)
Shree Cement Ltd. 225 $ 66,005
Siam Cement PCL (The), NVDR 9,000 58,923
Star Cement Ltd. 7,008 16,759
TCC Group Holdings Co. Ltd. 137,530 115,373
TianShan Material Co. Ltd., Class A* 18,400 14,988
UltraTech Cement Ltd. 1,620 223,555
Universal Cement Corp. 171,776 161,842
West China Cement Ltd.(a) 80,000 38,414
Yamama Cement Co. 34,650 248,325
3,425,237
Consumer Finance -
0 .6%
AEON Credit Service M Bhd. 67,500 100,514
Arzan Financial Group for Financing
& Investment KPSC 17,235 18,869
Bajaj Finance Ltd. 36,450 368,453
Bangkok Commercial Asset
Management PCL, NVDR 544,500 138,440
Capri Global Capital Ltd. 7,470 14,271
Cholamandalam Financial Holdings
Ltd. 1,738 31,256
Cholamandalam Investment and
Finance Co. Ltd. 5,895 104,561
CreditAccess Grameen Ltd.* 855 12,329
Five-Star Business Finance Ltd. 1,974 9,784
Gentera SAB de CV 39,588 111,254
HDB Financial Services Ltd. 1,845 14,188
Hotai Finance Co. Ltd. 58,846 112,942
Katilimevim Tasarruf Finansman A/S 265,905 233,548
Krungthai Card PCL, NVDR 18,900 17,269
L&T Finance Ltd. 11,562 35,992
Lufax Holding Ltd.*‡ 18,800 19,904
Mahindra & Mahindra Financial
Services Ltd. 9,024 36,842
Manappuram Finance Ltd. 12,240 37,876
Muangthai Capital PCL, NVDR 200 214
Muthoot Finance Ltd. 1,404 58,451
Poonawalla Fincorp Ltd.* 5,720 24,811
Qfin Holdings, Inc., Class A 4,500 35,984
Samsung Card Co. Ltd. 539 21,269
SBFC Finance Ltd.* 8,004 7,433
SBI Cards & Payment Services Ltd. 2,990 24,494
Shriram Finance Ltd. 16,875 187,118
Srisawad Corp. PCL, NVDR 4,280 3,401
Sundaram Finance Ltd. 1,485 85,205
Taiwan Acceptance Corp. 4,905 12,142
United International Holding Co.* 368 15,021
Yixin Group Ltd.(a)(b) 46,000 16,787
1,910,622
Consumer Staples Distribution & Retail -
1 .0%
99 Speed Mart Retail Holdings Bhd. 18,000 18,265
Abdullah Al Othaim Markets Co. 24,390 43,309
Al-Dawaa Medical Services Co. 1,935 26,440
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
Alibaba Health Information
Technology Ltd.*(a) 52,000 $ 43,413
Avenue Supermarts Ltd.*(b) 1,980 79,415
Berli Jucker PCL 500 230
Berli Jucker PCL, NVDR 600 276
BGF retail Co. Ltd. 2,970 250,492
Bid Corp. Ltd. 4,455 112,309
BIM Birlesik Magazalar A/S 10,080 153,892
Boxer Retail Ltd.(a) 4,094 18,783
Cencosud SA 31,860 107,955
Clicks Group Ltd.(a) 3,600 73,062
Corporativo Fragua SAB de CV 2,300 70,273
CP ALL PCL, NVDR 102,500 141,705
CP Axtra PCL, NVDR 792 372
DaShenLin Pharmaceutical Group
Co. Ltd., Class A 4,320 12,434
Dis-Chem Pharmacies Ltd.(a)(b) 11,250 25,429
Dongsuh Cos., Inc. 859 15,516
E-MART, Inc. 6,120 386,911
Ghitha Holding PJSC* 10,260 47,100
Grainturk Tarim A/S* 1,058 5,391
Great Tree Pharmacy Co. Ltd. 2,039 6,201
Grupo Comercial Chedraui SA de
CV(a) 4,623 31,972
GS Retail Co. Ltd. 11,565 177,966
Guoquan Food Shanghai Co. Ltd.,
Class H 36,000 19,637
InRetail Peru Corp.(b) 368 10,672
JD Health International, Inc.*(b) 11,250 91,113
Lulu Retail Holdings plc 25,154 7,465
Magnit PJSC*‡ 2,296 —
Medplus Health Services Ltd.* 1,880 16,329
Migros Ticaret A/S 1,380 20,212
Philippine Seven Corp. 193,500 113,378
Pick n Pay Stores Ltd.* 7,176 10,770
Ping An Healthcare and Technology
Co. Ltd.*(a)(b) 13,500 24,944
President Chain Store Corp. 8,000 54,274
Puregold Price Club, Inc. 40,500 24,624
Raia Drogasil SA 18,425 86,221
Sendas Distribuidora SA 22,500 36,830
Shanghai Bailian Group Co. Ltd.,
Class A 9,200 12,102
Shoprite Holdings Ltd. 5,715 94,939
Sok Marketler Ticaret A/S* 102,060 152,178
SPAR Group Ltd. (The)* 62,145 343,556
Spinneys 1961 Holding plc 38,655 16,419
Sumber Alfaria Trijaya Tbk. PT 289,600 30,107
Wal-Mart de Mexico SAB de CV(a) 67,200 214,845
Yonghui Superstores Co. Ltd., Class
A* 14,100 8,929
3,238,655
Containers & Packaging -
0 .2%
Cheng Loong Corp. 26,600 14,961
Klabin SA 18,025 65,964
SCG Packaging PCL, NVDR 36,800 23,391

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
Taiwan Hon Chuan Enterprise Co.
Ltd. 90,000 $ 343,184
Time Technoplast Ltd. 8,372 16,379
Ton Yi Industrial Corp. 251,100 142,825
606,704
Distributors -
0 .0% (d)
China Tobacco International HK Co.
Ltd.(b) 6,000 29,640
Silicon2 Co. Ltd.* 276 10,163
Wuchan Zhongda Group Co. Ltd.,
Class A 13,800 11,618
Zhejiang China Commodities City
Group Co. Ltd., Class A 7,800 18,062
69,483
Diversified Consumer Services -
0 .4%
Advtech Ltd. 17,112 41,880
China East Education Holdings
Ltd.*(b) 23,000 16,757
Cogna Educacao SA 653,400 567,843
Humansoft Holding Co. KSC 35,100 302,622
Lung Yen Life Service Corp.* 8,448 13,476
National Co. for Learning &
Education 736 25,274
New Oriental Education &
Technology Group, Inc. 18,000 111,968
Offcn Education Technology Co. Ltd.,
Class A* 4,700 1,908
Taaleem Holdings PJSC 20,565 23,462
TAL Education Group, ADR* 6,705 85,154
1,190,344
Diversified REITs -
0 .1%
Axis REIT, REIT 69,644 35,688
Concentradora Fibra Danhos SA de
CV, REIT(a) 27,000 42,383
Fibra Uno Administracion SA de CV,
REIT 58,500 91,660
Growthpoint Properties Ltd., REIT 62,910 69,431
KLCCP Stapled Group, REIT 9,600 22,575
Redefine Properties Ltd., REIT 158,175 61,544
SK REITs Co. Ltd., REIT 4,738 18,302
Ziraat Gayrimenkul Yatirim Ortakligi
A/S, REIT 16,698 9,145
350,728
Diversified Telecommunication Services -
1 .1%
Chief Telecom, Inc. 1,104 11,243
China Tower Corp. Ltd., Class H(b) 99,400 143,315
Chunghwa Telecom Co. Ltd. 49,609 210,448
CITIC Telecom International Holdings
Ltd. 495,000 162,894
Investments Shares Value
Diversified Telecommunication Services
(continued)
Converge Information and
Communications Technology
Solutions, Inc. 47,000 $ 12,372
Dayamitra Telekomunikasi PT 414,000 13,689
Emirates Integrated
Telecommunications Co. PJSC 13,771 38,621
Emirates Telecommunications Group
Co. PJSC 75,375 404,310
Etihad GO Telecom Co. 900 22,340
Grupo Televisa SAB, Series CPO 733,500 484,151
Hellenic Telecommunications
Organization SA 4,590 86,112
HFCL Ltd. 41,400 30,879
Indus Towers Ltd.* 15,390 74,334
LG Uplus Corp. 3,683 40,939
Magyar Telekom Telecommunications
plc 9,240 57,679
Ooredoo QPSC 29,340 114,427
Operadora De Sites Mexicanos SAB
de CV, Class 1, Series A-1 13,800 12,927
PT Tower Bersama Infrastructure
Tbk. 120,520 12,817
Railtel Corp. of India Ltd. 3,796 14,584
Rostelecom PJSC*‡ 33,770 —
Rostelecom PJSC (Preference)*‡ 15,392 —
Sarana Menara Nusantara Tbk. PT 7,155,084 223,796
Saudi Telecom Co. 24,615 291,387
Space42 plc* 44,482 18,167
Tata Communications Ltd. 1,610 27,487
Tata Teleservices Maharashtra Ltd.* 36,900 18,316
Telecom Egypt Co. 14,030 23,468
Telefonica Brasil SA 17,260 123,230
Telekom Malaysia Bhd. 27,000 54,110
Telkom Indonesia Persero Tbk. PT 999,000 214,263
Telkom SA SOC Ltd.(a) 98,505 363,002
TIME dotCom Bhd. 15,400 23,323
Turk Telekomunikasyon A/S* 19,746 30,192
3,358,822
Electric Utilities -
1 .0%
Adani Energy Solutions Ltd.* 4,500 43,773
Axia Energia 22,500 233,658
Axia Energia (Preference), Class B 4,500 49,688
Celsia SA 168,750 241,890
CESC Ltd. 10,345 16,887
CEZ A/S(a) 2,160 124,707
Chongqing Three Gorges Water
Conservancy & Electric Power Co.
Ltd., Class A 9,400 9,267
Cia Energetica de Minas Gerais 6,110 17,610
Cia Energetica de Minas Gerais
(Preference) 42,512 93,216
Cia Paranaense de Energia - Copel 14,100 35,496
CPFL Energia SA 4,700 46,196
Enel Americas SA 316,204 30,224
Enel Chile SA 590,868 50,754
Energisa SA 5,280 51,443

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Enerjisa Enerji A/S(b) 7,676 $ 18,479
Engie Energia Chile SA 151,200 271,420
Equatorial SA 29,413 229,886
Federal Grid Co. - Rosseti PJSC
(Registered), Class D*‡ 22,532,366 —
Inter RAO UES PJSC*‡ 1,596,292 —
Interconexion Electrica SA ESP 10,485 86,576
Isa Energia Brasil SA (Preference) 9,100 48,424
Korea Electric Power Corp.* 5,850 236,943
Manila Electric Co. 6,300 63,128
Mosenergo PJSC*‡ 4,455,000 —
Neoenergia SA 13,500 83,544
Power Grid Corp. of India Ltd. 60,435 168,518
Public Power Corp. SA 4,410 104,717
Reliance Infrastructure Ltd.* 74,430 108,456
RusHydro PJSC*‡ 2,361,000 —
Saudi Electricity Co. 16,065 61,678
SJVN Ltd. 13,152 10,366
Synergy Grid & Development Phils,
Inc. 441,000 143,803
Tata Power Co. Ltd. (The) 25,515 101,602
Tenaga Nasional Bhd. 108,000 381,918
Torrent Power Ltd. 1,932 29,144
Transmissora Alianca de Energia
Eletrica SA 5,000 39,757
3,233,168
Electrical Equipment -
1 .6%
ABB India Ltd. 825 50,031
AcBel Polytech, Inc. 35,683 56,467
Allis Electric Co. Ltd. 6,606 25,924
Amara Raja Energy & Mobility Ltd. 3,735 34,082
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S, Class B 5,760 21,163
Bharat Heavy Electricals Ltd. 17,010 48,578
Bizlink Holding, Inc. 2,893 119,507
Cenergy Holdings SA(a) 966 22,295
CG Power & Industrial Solutions Ltd. 10,170 64,572
Chicony Power Technology Co. Ltd. 45,000 115,682
China XD Electric Co. Ltd., Class A 5,000 10,434
Chung-Hsin Electric & Machinery
Manufacturing Corp. 7,728 41,378
Contemporary Amperex Technology
Co. Ltd., Class H(a) 1,400 88,019
CS Wind Corp.* 7,785 219,856
CyberPower Systems, Inc. 22,585 130,974
Dongfang Electric Corp. Ltd., Class A 5,000 17,882
Dongfang Electric Corp. Ltd., Class
H(a) 9,200 29,992
Doosan Enerbility Co. Ltd.* 5,940 373,881
Doosan Fuel Cell Co. Ltd.* 690 16,274
Ecopro BM Co. Ltd.* 675 108,795
Ecopro Co. Ltd. 1,396 157,600
Ecopro Materials Co. Ltd.* 506 23,729
Investments Shares Value
Electrical Equipment
(continued)
Elecon Engineering Co. Ltd. 3,552 $ 15,758
Electrical Industries Co. 10,935 39,883
Fangda Carbon New Material Co.
Ltd., Class A 5,300 4,386
Farasis Energy Gan Zhou Co. Ltd.,
Class A* 784 1,641
Finolex Cables Ltd. 2,760 21,670
Fortune Electric Co. Ltd. 3,543 109,206
GE Vernova T&D India Ltd. 1,350 47,408
GEM Co. Ltd., Class A 7,300 9,413
Goldwind Science & Technology Co.
Ltd., Class A 9,000 33,819
Goldwind Science & Technology Co.
Ltd., Class H(a) 18,000 33,581
Graphite India Ltd. 2,629 17,642
Gulf Cables & Electrical Industries
Group Co. KSCP 3,008 19,701
Harbin Electric Co. Ltd., Class H 220,000 558,613
Havells India Ltd. 3,330 46,518
HBL Engineering Ltd. 2,565 21,850
HD Hyundai Electric Co. Ltd. 315 194,550
HEG Ltd. 2,565 15,113
Hitachi Energy India Ltd. 199 40,805
Hyosung Heavy Industries Corp.* 46 83,186
Iljin Electric Co. Ltd.* 611 28,440
Inox Wind Ltd.* 4,500 5,280
Jiangsu Zhongtian Technology Co.
Ltd., Class A 4,500 14,468
KEI Industries Ltd. 947 41,397
L&F Co. Ltd.* 270 23,691
LG Energy Solution Ltd.* 585 161,755
LS Corp. 630 100,229
LS Eco Energy Ltd.* 585 16,765
LS Electric Co. Ltd.* 180 70,780
LS Materials Ltd.* 2,438 29,353
Ming Yang Smart Energy Group Ltd.,
Class A 4,500 15,025
Minmetals New Energy Materials
Hunan Co. Ltd., Class A* 15,480 22,211
NARI Technology Co. Ltd., Class A 9,700 35,179
Ningbo Deye Technology Co. Ltd.,
Class A 1,764 21,317
Ningbo Ronbay New Energy
Technology Co. Ltd., Class A 3,496 15,421
Ningbo Sanxing Medical Electric Co.
Ltd., Class A 4,500 15,303
Polycab India Ltd. 945 72,051
POSCO Future M Co. Ltd.* 503 78,102
REPT BATTERO Energy Co. Ltd.,
Class H* 9,200 13,594
Riyadh Cables Group Co. 720 25,090
RR Kabel Ltd. 1,380 20,608
Sanil Electric Co. Ltd.* 276 28,283
Schneider Electric Infrastructure Ltd.* 1,400 10,544
Shanghai Electric Group Co. Ltd.,
Class A* 24,000 30,084

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Shihlin Electric & Engineering Corp. 5,136 $ 37,374
Shinsung Delta Tech Co. Ltd.* 368 20,376
Sichuan Huafeng Technology Co.
Ltd., Class A* 1,755 23,742
Siemens Energy India Ltd. 720 19,468
SK IE Technology Co. Ltd.*(b) 644 12,237
State Grid Yingda Co. Ltd., Class A 18,400 17,715
Suzhou Veichi Electric Co. Ltd.,
Class A 1,305 17,782
Suzlon Energy Ltd.* 171,360 88,803
Ta Ya Electric Wire & Cable 16,625 21,950
Taihan Cable & Solution Co. Ltd.* 1,021 20,854
Tatung Co. Ltd. 29,275 36,187
TBEA Co. Ltd., Class A 4,550 17,811
TD Power Systems Ltd. 1,980 15,702
Teco Electric and Machinery Co. Ltd. 22,000 57,185
Transformers & Rectifiers India Ltd. 7,065 18,137
Triveni Turbine Ltd. 2,700 14,748
V-Guard Industries Ltd. 4,754 18,189
Voltronic Power Technology Corp. 1,000 27,105
Walsin Lihwa Corp. 58,163 80,397
WEG SA 22,300 220,293
Xi'An Shaangu Power Co. Ltd., Class
A 9,200 14,114
XTC New Energy Materials Xiamen
Co. Ltd., Class A 1,021 12,681
Zhejiang Chint Electrics Co. Ltd.,
Class A 4,500 18,930
Zhejiang Huayou Cobalt Co. Ltd.,
Class A 4,840 50,152
Zhuhai CosMX Battery Co. Ltd.,
Class A 5,106 14,212
4,882,972
Electronic Equipment, Instruments & Components -
3 .8%
AAC Technologies Holdings, Inc. 13,000 61,590
All Ring Tech Co. Ltd. 2,000 24,150
Anhui XDLK Microsystem Corp. Ltd.,
Class A 1,665 16,141
Asia Optical Co., Inc. 7,296 37,906
AUO Corp. 135,000 58,985
Avary Holding Shenzhen Co. Ltd.,
Class A 4,100 33,674
BOE Technology Group Co. Ltd.,
Class A 56,400 35,471
Cal-Comp Electronics Thailand PCL,
NVDR 131,600 19,992
Chang Wah Electromaterials, Inc. 10,200 14,974
Channel Well Technology Co. Ltd. 74,289 147,775
Cheng Uei Precision Industry Co.
Ltd. 115,290 142,327
China Railway Signal &
Communication Corp. Ltd., Class
A 21,630 17,121
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
China Railway Signal &
Communication Corp. Ltd., Class
H(a)(b) 52,000 $ 24,370
Chroma ATE, Inc. 5,583 173,859
Chunghwa Precision Test Tech Co.
Ltd. 720 75,615
Compeq Manufacturing Co. Ltd. 33,000 177,216
Coretronic Corp. 9,168 25,607
Daeduck Electronics Co. Ltd. 1,668 73,353
Daejoo Electronic Materials Co. Ltd. 460 24,224
DataTec Ltd. 69,108 330,857
Delta Electronics Thailand PCL,
NVDR 58,600 381,789
Delta Electronics, Inc. 25,287 980,303
Delton Technology Guangzhou, Inc.,
Class A 1,200 18,132
Dynapack International Technology
Corp. 2,935 31,570
E Ink Holdings, Inc. 14,429 80,237
Elite Material Co. Ltd. 4,163 230,837
Everdisplay Optronics Shanghai Co.
Ltd., Class A* 47,586 18,148
First Hi-Tec Enterprise Co. Ltd. 2,000 18,939
FLEXium Interconnect, Inc.* 8,432 15,969
Fositek Corp. 1,000 45,281
Foxconn Industrial Internet Co. Ltd.,
Class A 9,000 74,736
Foxconn Technology Co. Ltd. 22,261 40,603
Fulltech Fiber Glass Corp.* 9,823 28,654
General Interface Solution GIS
Holding Ltd.* 11,191 13,940
Genius Electronic Optical Co. Ltd. 2,150 31,017
Genus Power Infrastructures Ltd. 5,088 15,637
Global Brands Manufacture Ltd. 10,211 35,205
GoerTek, Inc., Class A 3,800 14,219
Gold Circuit Electronics Ltd. 5,240 116,722
Hannstar Board Corp. 90,000 280,839
HannStar Display Corp.* 23,288 6,172
Hanwha Vision Co. Ltd.* 460 19,750
Holy Stone Enterprise Co. Ltd. 3,250 10,792
Hon Hai Precision Industry Co. Ltd. 270,000 1,891,802
I-Chiun Precision Industry Co. Ltd. 3,054 12,422
Innolux Corp. 94,000 65,116
IRICO Display Devices Co. Ltd.,
Class A* 13,800 13,346
IsuPetasys Co. Ltd. 810 66,121
ITEQ Corp. 6,096 20,630
ITMAX SYSTEM Bhd. 13,800 17,819
JNTC Co. Ltd.* 799 13,516
Kaynes Technology India Ltd.* 535 20,213
KCE Electronics PCL, NVDR 40,100 23,959
Kingboard Holdings Ltd. 18,000 72,925
Kingboard Laminates Holdings Ltd. 9,000 17,044
Largan Precision Co. Ltd. 2,400 183,794
Lelon Electronics Corp. 36,108 123,917

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
LG Display Co. Ltd.* 5,626 $ 45,613
LG Innotek Co. Ltd. 322 54,808
Lingyi iTech Guangdong Co., Class A 6,500 13,695
Lotes Co. Ltd. 1,500 68,160
Lotte Energy Materials Corp.* 675 18,218
Luxshare Precision Industry Co. Ltd.,
Class A 8,300 61,744
MH Development Ltd.*‡ 22,000 —
Mloptic Corp., Class A 315 17,720
Nan Ya Printed Circuit Board Corp. 1,664 20,542
Nationgate Holdings Bhd. 275,700 69,589
Nichidenbo Corp. 10,677 31,383
Pan-International Industrial Corp. 20,845 34,179
Park Systems Corp.* 138 29,097
PG Electroplast Ltd. 4,320 25,722
Primax Electronics Ltd. 149,600 374,119
Quest Holdings SA(a) 8,235 68,969
Raytron Technology Co. Ltd., Class A 343 5,574
Redington Ltd. 194,940 575,257
RoboSense Technology Co. Ltd.*(a) 4,900 21,395
Robostar Co. Ltd.* 270 16,676
Robotis Co. Ltd.* 90 21,165
Samsung Electro-Mechanics Co. Ltd. 765 148,280
Samsung SDI Co. Ltd.* 765 207,274
Scientech Corp. 1,000 10,391
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A 736 16,034
Shengyi Technology Co. Ltd., Class A 4,100 40,684
Shenzhen SEICHI Technologies Co.
Ltd., Class A 540 22,221
Simplo Technology Co. Ltd. 4,656 51,117
Sinbon Electronics Co. Ltd. 4,561 33,842
Solomon Technology Corp. 3,078 12,911
Sunny Optical Technology Group Co.
Ltd.(a) 10,400 83,363
SUPCON Technology Co. Ltd., Class
A 1,702 20,534
Supreme Electronics Co. Ltd. 175,442 471,636
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class A 1,000 11,133
Synnex Technology International
Corp. 36,401 75,763
Syrma SGS Technology Ltd. 1,656 13,700
Taiwan Surface Mounting Technology
Corp. 90,000 263,680
Taiwan Union Technology Corp. 4,128 65,980
TCL Technology Group Corp., Class
A 36,260 25,309
Test Research, Inc. 4,350 24,881
Thinking Electronic Industrial Co. Ltd. 2,688 14,264
Tong Hsing Electronic Industries Ltd. 2,783 12,425
TPK Holding Co. Ltd. 9,050 11,172
Tripod Technology Corp. 7,930 94,369
TXC Corp. 4,608 12,651
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Unimicron Technology Corp. 19,902 $ 239,368
Unisplendour Corp. Ltd., Class A 4,600 16,564
Unitech Printed Circuit Board Corp. 234,446 385,901
Universal Microwave Technology, Inc. 1,000 34,795
Wah Lee Industrial Corp. 68,810 272,223
Walsin Technology Corp. 5,952 25,817
Wasion Holdings Ltd. 160,000 491,696
Wintek Corp.*‡ 64,000 —
WPG Holdings Ltd. 32,200 65,792
WT Microelectronics Co. Ltd. 19,672 97,516
Wuhan Guide Infrared Co. Ltd., Class
A* 4,500 10,744
Yageo Corp. 26,597 234,530
Zero One Technology Co. Ltd. 2,000 7,086
Zhejiang Dahua Technology Co. Ltd.,
Class A 5,200 14,189
Zhen Ding Technology Holding Ltd. 17,150 106,540
11,887,322
Energy Equipment & Services -
0 .2%
Ades Holding Co. 3,195 16,381
ADNOC Drilling Co. PJSC 31,940 46,353
Arabian Drilling Co. 598 16,757
China Oilfield Services Ltd., Class A 5,000 11,909
China Oilfield Services Ltd., Class H 18,000 19,752
China Petroleum Engineering Corp.,
Class A 27,800 16,724
COFCO Capital Holdings Co. Ltd.,
Class A 4,900 7,997
Dialog Group Bhd. 79,100 32,908
Gulf International Services QSC 475,425 364,828
NMDC Energy 40,365 27,477
Offshore Oil Engineering Co. Ltd.,
Class A 23,500 22,558
Yinson Holdings Bhd. 39,688 23,760
607,404
Entertainment -
0 .5%
China Ruyi Holdings Ltd.*(a) 132,000 36,509
CJ CGV Co. Ltd.* 23,895 100,434
CJ ENM Co. Ltd.* 506 26,295
Damai Entertainment Holdings Ltd.* 130,000 16,480
HYBE Co. Ltd. 270 70,154
International Games System Co. Ltd. 3,640 82,817
iQIYI, Inc., ADR*(a) 9,405 19,562
JYP Entertainment Corp.* 480 24,610
Kakao Games Corp.* 828 10,216
Kingsoft Corp. Ltd.(a) 16,400 63,251
Krafton, Inc.* 450 79,408
MD Entertainment Tbk. PT*‡ 35,755 30,829
MNC Digital Entertainment Tbk. PT* 598,500 13,550
Nazara Technologies Ltd.* 4,784 14,791
NCSoft Corp. 92 14,988
NetEase Cloud Music, Inc.*(a)(b) 950 21,957
NetEase, Inc. 22,500 590,612
Netmarble Corp.*(b) 276 10,124

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
NHN Corp. 3,870 $ 86,842
Pearl Abyss Corp.* 990 39,341
Perfect World Co. Ltd., Class A 4,100 11,117
Prime Focus Ltd.* 6,435 15,784
PVR Inox Ltd.* 2,385 25,274
Saregama India Ltd. 5,535 20,290
SHIFT UP Corp.* 900 21,759
SM Entertainment Co. Ltd.* 144 11,605
SMI Holdings Group Ltd.*‡ 72,000 —
Studio Dragon Corp.* 460 15,755
Tencent Music Entertainment Group,
Class A 14,254 119,548
Wemade Co. Ltd.* 1,305 29,601
XD, Inc.(b) 6,000 66,033
XPEC Entertainment, Inc.*‡ 14,800 —
YG Entertainment, Inc.* 423 21,952
1,711,488
Financial Services -
1 .3%
Aavas Financiers Ltd.* 1,853 29,436
Aditya Birla Capital Ltd.* 13,647 50,412
Aptus Value Housing Finance India
Ltd. 6,532 19,556
Bajaj Finserv Ltd. 5,400 114,625
Bajaj Holdings & Investment Ltd. 440 51,659
Bajaj Housing Finance Ltd.* 21,375 21,106
Borusan Yatirim ve Pazarlama A/S 230 12,174
Can Fin Homes Ltd. 2,250 22,808
Chailease Holding Co. Ltd. 38,828 128,316
Corp. Financiera Colombiana SA* 34,920 192,227
CSSC Hong Kong Shipping Co. Ltd.
(a)(b) 540,000 147,970
Destek Finans Faktoring A/S* 1,288 23,691
E-Finance for Digital & Financial
Investments 67,298 31,046
Far East Horizon Ltd. 50,000 50,002
Fawry for Banking & Payment
Technology Services SAE* 44,933 16,411
FirstRand Ltd. 128,835 743,407
Global Yatirim Holding A/S 373,455 126,138
Grupo de Inversiones Suramericana
SA 2,205 37,556
Grupo de Inversiones Suramericana
SA (Preference) 3,690 52,390
Home First Finance Co. India Ltd.(b) 1,932 24,756
Housing & Urban Development Corp.
Ltd. 7,450 15,522
IIFL Finance Ltd. 5,760 33,106
India Shelter Finance Corp. Ltd. 1,012 8,829
Indian Railway Finance Corp. Ltd.(b) 25,619 33,448
Indian Renewable Energy
Development Agency Ltd.* 12,600 18,092
Inversiones la Construccion SA 10,350 261,365
Jio Financial Services Ltd. 41,220 114,042
JSW Holdings Ltd.* 94 18,154
Investments Shares Value
Financial Services
(continued)
Kakaopay Corp.* 495 $ 21,803
LIC Housing Finance Ltd. 8,595 49,176
Meritz Financial Group, Inc. 1,800 145,811
National Investments Co. KSCP 143,460 126,679
One 97 Communications Ltd.* 3,735 46,186
PNB Housing Finance Ltd.(b) 1,056 9,441
Power Finance Corp. Ltd. 32,805 135,285
REC Ltd. 29,385 116,310
Remgro Ltd. 11,025 126,120
Sammaan Capital Ltd.* 252,450 413,608
SY Holdings Group Ltd.(b) 12,000 17,793
Turkiye Sinai Kalkinma Bankasi A/S* 448,515 144,994
Yuanta Financial Holding Co. Ltd. 175,630 240,256
3,991,706
Food Products -
2 .2%
Alicorp SAA 97,605 334,063
Almarai Co. JSC 5,715 67,196
Anjoy Foods Group Co. Ltd., Class A 500 6,427
AVI Ltd. 5,424 36,357
AWL Agri Business Ltd.* 3,312 7,704
Balrampur Chini Mills Ltd. 3,850 17,593
Beijing Dabeinong Technology Group
Co. Ltd., Class A 27,000 17,835
Betagro PCL 224,400 121,240
Bikaji Foods International Ltd. 1,845 13,194
Bombay Burmah Trading Co. 6,390 119,433
Britannia Industries Ltd. 1,800 114,677
CCL Products India Ltd. 2,597 27,399
Century Pacific Food, Inc. 17,700 11,438
Charoen Pokphand Enterprise 4,272 20,159
Charoen Pokphand Foods PCL,
NVDR 77,400 50,919
Charoen Pokphand Indonesia Tbk.
PT 45,080 11,898
Cherkizovo Group PJSC*‡ 2,594 —
China Feihe Ltd.(a)(b) 90,000 44,714
China Huiyuan Juice Group Ltd.*‡ 24,000 —
China Mengniu Dairy Co. Ltd. 78,000 162,798
China Modern Dairy Holdings Ltd.(a) 90,000 17,862
China Youran Dairy Group Ltd.*(a)(b) 405,000 230,771
Chongqing Fuling Zhacai Group Co.
Ltd., Class A 3,120 5,954
Cisarua Mountain Dairy PT Tbk. 36,800 11,181
CJ CheilJedang Corp. 141 20,914
Dekon Food and Agriculture Group,
Class H(b) 27,000 243,390
Dharma Satya Nusantara Tbk. PT 1,206,000 98,794
Dongwon Industries Co. Ltd. 2,970 85,733
Farm Fresh Bhd. 23,000 16,687
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 5,280 26,824
Genting Plantations Bhd. 13,800 18,064
Godrej Agrovet Ltd.(b) 414 2,401
Great Wall Enterprise Co. Ltd. 249,650 403,787
Gruma SAB de CV, Class B 3,600 65,307

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Grupo Bimbo SAB de CV, Class A,
Series A(a) 20,668 $ 72,321
Grupo Herdez SAB de CV 31,500 134,157
Guan Chong Bhd. 261,033 45,691
Guangdong Haid Group Co. Ltd.,
Class A 1,900 14,085
Heilongjiang Agriculture Co. Ltd.,
Class A 5,500 13,852
Henan Shuanghui Investment &
Development Co. Ltd., Class A 2,700 9,979
Huishan Dairy*‡ 158,000 —
Indofood CBP Sukses Makmur Tbk.
PT 42,400 20,082
Indofood Sukses Makmur Tbk. PT 81,000 32,815
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 5,700 21,607
IOI Corp. Bhd. 32,900 33,301
Japfa Comfeed Indonesia Tbk. PT 1,813,500 299,279
Jiangxi Zhengbang Technology Co.
Ltd., Class A* 31,500 14,960
Johor Plantations Group Bhd. 328,500 126,667
Jonjee Hi-Tech Industrial and
Commercial Holding Co. Ltd.,
Class A 4,600 11,817
Juhayna Food Industries 143,100 84,616
Kim Loong Resources Bhd. 23,000 14,003
Kuala Lumpur Kepong Bhd. 4,692 23,210
Kwality Wall's India Ltd.*‡ 11,970 5,231
Leong Hup International Bhd.(b) 598,500 119,943
Lian HWA Food Corp. 2,214 6,620
Lien Hwa Industrial Holdings Corp. 19,619 28,646
Lotte Wellfood Co. Ltd. 855 69,082
LT Foods Ltd. 3,911 15,850
M Dias Branco SA 36,000 170,733
Marico Ltd. 9,225 73,188
Mayora Indah Tbk. PT 121,500 16,721
MBRF Global Foods Co. SA 13,500 48,141
Mezzan Holding Co. KSCC 3,330 11,035
Minerva SA 139,500 164,931
Monde Nissin Corp.(b) 270,000 26,138
Muyuan Foods Co. Ltd., Class A 9,120 60,376
National Agriculture Development
Co. (The)* 2,340 12,340
Nestle India Ltd. 10,260 148,612
Nestle Malaysia Bhd. 700 19,888
New Hope Liuhe Co. Ltd., Class A 4,300 5,594
NongShim Co. Ltd.* 53 15,004
Orion Corp. 315 25,714
Orion Holdings Corp. 7,695 111,731
Otoki Corp. 495 132,743
Patanjali Foods Ltd. 3,036 16,515
PPB Group Bhd. 18,280 52,401
QL Resources Bhd. 33,392 34,053
Samyang Foods Co. Ltd. 52 42,629
Sarawak Oil Palms Bhd. 76,500 74,326
Investments Shares Value
Food Products
(continued)
Saudia Dairy & Foodstuff Co. 294 $ 18,954
Savola Group (The)* 4,680 29,734
SD Guthrie Bhd. 28,203 41,782
Shiyue Daotian Group Co. Ltd.,
Class H 108,000 123,769
Sigma Foods SAB de CV, Class A(a) 85,500 85,120
SLC Agricola SA 70,875 217,273
Standard Foods Corp. 135,000 124,404
Tata Consumer Products Ltd. 9,168 113,011
Thai Union Group PCL, NVDR 45,000 16,876
Thai Vegetable Oil PCL, NVDR 166,400 123,749
Thaifoods Group PCL, NVDR 972,000 147,043
Tiger Brands Ltd.(a) 3,735 78,601
Tingyi Cayman Islands Holding Corp. 36,000 54,670
Tres Tentos Agroindustrial SA 45,000 143,022
Triputra Agro Persada PT 234,000 20,842
Ulker Biskuvi Sanayi A/S 59,220 184,363
Uni-President China Holdings Ltd. 28,000 28,288
Uni-President Enterprises Corp. 69,053 157,328
United Plantations Bhd. 3,200 24,548
Universal Robina Corp. 13,770 16,604
Want Want China Holdings Ltd. 47,000 28,406
Yihai International Holding Ltd.(a) 15,000 28,234
Zad Holding Co. 4,815 19,189
Zydus Wellness Ltd. 4,410 21,492
6,760,642
Gas Utilities -
0 .5%
Adani Total Gas Ltd. 2,567 14,705
Aygaz A/S 19,485 107,433
Beijing Enterprises Holdings Ltd. 8,500 38,529
China Gas Holdings Ltd. 54,000 53,518
China Resources Gas Group Ltd.(a) 18,000 49,554
ENN Energy Holdings Ltd. 15,100 130,221
ENN Natural Gas Co. Ltd., Class A 9,000 25,270
GAIL India Ltd. 63,180 114,900
Great Taipei Gas Co. Ltd. 25,547 24,273
Grupo Energia Bogota SA ESP 63,540 56,708
Gujarat Gas Ltd. 2,679 12,388
Gujarat State Petronet Ltd. 6,462 21,398
Indraprastha Gas Ltd. 4,710 9,108
Korea Gas Corp.* 999 27,866
Kunlun Energy Co. Ltd. 90,000 92,193
Mahanagar Gas Ltd.(b) 17,955 205,496
National Gas & Industrialization Co. 1,155 27,407
Perusahaan Gas Negara Tbk. PT 154,790 19,550
Petronas Gas Bhd. 13,500 62,945
Promigas SA 124,965 234,296
Towngas Smart Energy Co. Ltd.(a) 315,290 148,164
1,475,922
Ground Transportation -
0 .3%
ANE Cayman, Inc. 202,500 315,819
BTS Group Holdings PCL, NVDR* 275,448 19,084
China Railway Special Cargo
Logistics Co. Ltd., Class A 18,400 11,148
Container Corp. of India Ltd. 1,854 10,123

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Daqin Railway Co. Ltd., Class A 37,400 $ 27,020
Dubai Taxi Co. PJSC 21,690 16,772
Full Truck Alliance Co. Ltd., ADR 9,630 95,337
GMexico Transportes SAB de CV(a)
(b) 9,000 17,692
Guangshen Railway Co. Ltd., Class A 27,600 12,433
GUR-Sel Turizm Tasimacilik ve
Servis Ticaret A/S 8,100 70,818
LDR Turizm A/S 8,510 14,088
Localiza Rent a Car SA 23,106 213,559
Lotte Rental Co. Ltd. 3,600 77,157
Rumo SA 18,000 50,745
United International Transportation
Co. 1,012 16,337
968,132
Health Care Equipment & Supplies -
0 .1%
Angelalign Technology, Inc.(a)(b) 2,000 17,568
Classys, Inc.* 144 7,433
Hartalega Holdings Bhd.* 85,500 19,954
HLB, Inc.* 1,845 71,139
Kossan Rubber Industries Bhd. 35,000 8,968
Microport Scientific Corp.*(a) 13,598 20,494
Seers Technology Co. Ltd.* 225 25,651
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 54,000 34,572
Shanghai Conant Optical Co. Ltd.,
Class H(a) 3,500 28,033
Shanghai MicroPort MedBot Group
Co. Ltd., Class H* 8,500 30,714
Shanghai United Imaging Healthcare
Co. Ltd., Class A 890 16,562
Top Glove Corp. Bhd. 41,400 6,406
287,494
Health Care Providers & Services -
1 .0%
160 Health International Ltd.* 2,500 26,986
Al Hammadi Holding 1,840 13,648
Almoosa Health Co. 460 19,819
Apollo Hospitals Enterprise Ltd. 1,395 105,557
Aster DM Healthcare Ltd.(b) 1,518 9,112
Bangkok Chain Hospital PCL, NVDR 20,800 6,677
Bangkok Dusit Medical Services
PCL, NVDR 39,400 25,169
Bumrungrad Hospital PCL, NVDR 4,900 26,084
Burjeel Holdings plc 55,935 19,190
Chabiotech Co. Ltd.* 2,025 30,739
Dallah Healthcare Co. 585 19,340
Dr Lal PathLabs Ltd.(b) 1,644 25,191
Dr Soliman Abdel Kader Fakeeh
Hospital Co. 2,205 20,847
Dr Sulaiman Al Habib Medical
Services Group Co. 1,395 97,297
Fleury SA 72,000 228,560
Fortis Healthcare Ltd. 7,130 66,000
Investments Shares Value
Health Care Providers & Services
(continued)
Genertec Universal Medical Group
Co. Ltd.(b) 270,000 $ 212,274
Global Health Ltd. 1,978 22,660
Guangzhou Baiyunshan
Pharmaceutical Holdings Co. Ltd.,
Class A 4,600 16,716
Hanmi Science Co. Ltd.* 552 16,298
Hapvida Participacoes e
Investimentos SA*(b) 7,633 18,953
HealthCare Global Enterprises Ltd.* 1,890 12,164
Hygeia Healthcare Holdings Co.
Ltd.*(a)(b) 10,200 16,744
IHH Healthcare Bhd. 27,000 61,370
Jointown Pharmaceutical Group Co.
Ltd., Class A 18,400 14,088
KPJ Healthcare Bhd. 49,024 34,449
Krishna Institute of Medical Sciences
Ltd.*(b) 4,320 28,354
Life Healthcare Group Holdings Ltd.
(a) 439,830 304,967
Max Healthcare Institute Ltd. 9,360 97,357
Medikaloka Hermina Tbk. PT(b) 360,094 28,533
Metropolis Healthcare Ltd.(b) 1,104 22,479
Middle East Healthcare Co. 2,700 25,584
Mitra Keluarga Karyasehat Tbk.
PT(b) 100,200 14,208
MLP Saglik Hizmetleri A/S, Class
B*(b) 20,700 224,646
Mouwasat Medical Services Co. 1,080 20,041
Narayana Hrudayalaya Ltd.(b) 1,200 23,063
National Medical Care Co. 782 33,046
Netcare Ltd.(a) 422,910 408,736
New Horizon Health Ltd., Class D*‡ 4,000 574
Odontoprev SA 81,090 174,089
Pure Health Holding PJSC 71,685 53,286
Rainbow Children's Medicare Ltd. 1,794 22,196
Ramkhamhaeng Hospital PCL,
NVDR 600 345
Ramkhamhaeng Hospital PCL, Class
F 27,000 15,531
Rede D'Or Sao Luiz SA(b) 18,000 145,738
Saudi Chemical Co. Holding 13,754 28,090
Sejahteraraya Anugrahjaya Tbk. PT* 46,000 43,986
Selcuk Ecza Deposu Ticaret ve
Sanayi A/S 7,003 12,938
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 14,600 22,247
Sinopharm Group Co. Ltd., Class H 24,800 66,305
Specialized Medical Co.(b) 3,240 18,011
Topchoice Medical Corp., Class A 700 4,634
Vijaya Diagnostic Centre Ltd. 1,564 16,300
3,021,216
Health Care Technology -
0 .0% (d)
Inventurus Knowledge Solutions Ltd.* 506 8,537
Lunit, Inc.* 945 26,392
34,929

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure -
1 .5%
Abu Dhabi National Hotels 2,708,730 $ 322,305
Alsea SAB de CV(a) 166,500 512,256
Ambassador Hotel (The) 71,288 98,313
Asset World Corp. PCL, NVDR 126,000 8,730
Atour Lifestyle Holdings Ltd., ADR(a) 942 33,667
Ballys Intralot SA*(a) 7,896 9,638
Central Plaza Hotel PCL 1,600 1,792
Central Plaza Hotel PCL, NVDR 15,100 16,916
Chagee Holdings Ltd., ADR 368 4,313
Chalet Hotels Ltd. 2,045 19,368
Devyani International Ltd.* 5,106 6,449
DigiPlus Interactive Corp. 45,920 10,232
DoubleUGames Co. Ltd. 3,240 120,425
DPC Dash Ltd.* 2,200 18,719
EIH Ltd. 4,500 15,388
Eternal Ltd.* 61,200 182,028
Genting Bhd. 31,500 22,854
Genting Malaysia Bhd. 36,000 18,082
Grand Korea Leisure Co. Ltd. 2,116 18,890
Guming Holdings Ltd. 6,800 25,042
H World Group Ltd. 22,500 110,286
Haichang Ocean Park Holdings
Ltd.*(a)(b) 270,000 17,978
Haidilao International Holding Ltd.
(a)(b) 12,164 24,890
Hanjin Kal Corp.* 450 35,296
Indian Hotels Co. Ltd. (The), Class A 11,925 87,395
ITC Hotels Ltd.* 10,350 20,338
Jabal Omar Development Co.* 3,960 17,431
Jahez International Co.* 6,930 25,886
Jollibee Foods Corp. 8,100 28,201
Jubilant Foodworks Ltd. 6,672 36,052
Kangwon Land, Inc. 1,822 22,076
Le Travenues Technology Ltd.*(b) 5,445 12,253
Leejam Sports Co. JSC 1,350 36,497
Lemon Tree Hotels Ltd.*(b) 19,505 27,372
Lion Travel Service Co. Ltd. 26,608 142,890
Lotte Tour Development Co. Ltd.* 966 16,879
Meituan, Class B*(b) 69,300 862,512
Minor International PCL, NVDR 44,400 32,314
Mixue Group, Class H* 400 20,364
OPAP SA 2,470 49,953
Paradise Co. Ltd.* 2,835 34,940
Petrokent Turizm A/S* 2,070 6,992
Sapphire Foods India Ltd.* 9,855 20,307
Seera Group Holding* 6,030 43,086
Shanghai Jinjiang International
Hotels Co. Ltd., Class A 4,600 18,027
Smartfit Escola de Ginastica e Danca
SA 5,049 21,351
Southern Sun Ltd. 267,255 169,143
Swiggy Ltd.* 2,944 9,913
TAB Gida Sanayi ve Ticaret A/S 2,346 14,483
Tbo Tek Ltd.* 828 12,532
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Tongcheng Travel Holdings Ltd.(b) 18,400 $ 54,755
Travellers International Hotel Group,
Inc.*‡ 209,900 —
TravelSky Technology Ltd., Class H 315,000 428,755
Trip.com Group Ltd. 7,650 471,948
Wowprime Corp. 22,940 155,266
Yum China Holdings, Inc. 4,770 235,733
4,789,501
Household Durables -
0 .8%
Ability Enterprise Co. Ltd. 6,718 18,188
Amber Enterprises India Ltd.* 239 14,851
Arcelik A/S* 2,915 7,641
Beijing Roborock Technology Co.
Ltd., Class A 515 10,570
Coway Co. Ltd.* 1,215 70,398
Crompton Greaves Consumer
Electricals Ltd. 17,280 41,600
Cuckoo Holdings Co. Ltd.* 3,015 56,869
Cury Construtora e Incorporadora SA 45,000 296,960
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 85,500 488,287
Direcional Engenharia SA 126,000 335,724
Dixon Technologies India Ltd.(b) 489 55,530
Eureka Forbes Ltd.* 1,960 11,598
Gree Electric Appliances, Inc. of
Zhuhai, Class A 9,000 50,126
Haier Smart Home Co. Ltd., Class A 9,000 32,524
Haier Smart Home Co. Ltd., Class H 54,000 178,394
Hisense Home Appliances Group Co.
Ltd., Class H(a) 10,000 29,323
Hisense Visual Technology Co. Ltd.,
Class A 4,700 16,815
Jason Furniture Hangzhou Co. Ltd.,
Class A 4,600 23,435
LG Electronics India Ltd.* 900 14,310
LG Electronics, Inc. 2,520 173,497
LG Electronics, Inc. (Preference) 584 20,266
Merry Electronics Co. Ltd. 73,281 232,394
Midea Group Co. Ltd., Class A 13,500 150,747
Midea Group Co. Ltd., Class H 9,000 98,704
Nien Made Enterprise Co. Ltd. 3,000 40,705
PIK-Spetsializirovannyy
Zastroyshchik PAO*‡ 4,646 —
Shenzhen MTC Co. Ltd., Class A 9,600 13,388
Sichuan Changhong Electric Co.
Ltd., Class A 9,200 12,922
Taiwan Sakura Corp. 5,000 13,219
TCL Electronics Holdings Ltd. 30,000 46,135
Whirlpool of India Ltd. 3,465 29,296
2,584,416
Household Products -
0 .0% (d)
Blue Moon Group Holdings Ltd.(a)(b) 25,000 8,995
Jyothy Labs Ltd. 5,039 13,624
Kimberly-Clark de Mexico SAB de
CV, Class A 24,018 53,596

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Household Products
(continued)
Unilever Indonesia Tbk. PT 115,000 $ 13,189
89,404
Independent Power and Renewable Electricity Producers
-
1 .2%
Aboitiz Power Corp. 29,900 21,836
ACEN Corp. 368,000 16,562
ACWA Power Co.* 2,025 101,123
Adani Green Energy Ltd.* 3,960 36,691
Adani Power Ltd.* 73,575 108,282
Aksa Enerji Uretim A/S, Class B* 3,760 6,371
Auren Energia SA 117,000 251,630
B Grimm Power PCL, NVDR 33,700 13,709
Barito Renewables Energy Tbk. PT* 184,500 93,706
BCPG PCL, NVDR 345,300 77,916
CECEP Solar Energy Co. Ltd., Class
A 23,000 17,775
CGN New Energy Holdings Co. Ltd.
(a) 360,000 121,234
CGN Power Co. Ltd., Class A 34,600 19,171
CGN Power Co. Ltd., Class H(b) 225,000 93,922
China Longyuan Power Group Corp.
Ltd., Class H 60,000 54,548
China National Nuclear Power Co.
Ltd., Class A 29,900 37,050
China Power International
Development Ltd.(a) 90,000 37,569
China Resources Power Holdings
Co. Ltd.(a) 50,000 113,961
China Three Gorges Renewables
Group Co. Ltd., Class A 40,500 23,956
China Yangtze Power Co. Ltd., Class
A 27,000 102,428
Colbun SA 169,138 28,371
Datang International Power
Generation Co. Ltd., Class A 18,000 9,792
Datang International Power
Generation Co. Ltd., Class H(a) 36,000 10,833
Electricity Generating PCL, NVDR 4,900 18,298
Eneva SA* 18,000 72,611
Engie Brasil Energia SA 7,840 49,072
Fujian Funeng Co. Ltd., Class A 3,340 4,384
GD Power Development Co. Ltd.,
Class A 42,500 28,319
Global Power Synergy PCL, NVDR 4,600 5,190
Guangdong Electric Power
Development Co. Ltd., Class A 4,900 3,448
Guangdong Electric Power
Development Co. Ltd., Class B 14,400 3,632
Gulf Development PCL, NVDR* 91,071 135,311
HD Renewable Energy Co. Ltd. 36,161 135,015
Huadian Power International Corp.
Ltd., Class A 26,500 18,687
Huadian Power International Corp.
Ltd., Class H 38,000 20,095
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Huaneng Power International, Inc.,
Class A 23,700 $ 24,080
Huaneng Power International, Inc.,
Class H 92,000 67,147
Hubei Energy Group Co. Ltd., Class
A 8,700 5,772
Inner Mongolia MengDian HuaNeng
Thermal Power Corp. Ltd., Class
A 9,800 6,869
J&V Energy Technology Co. Ltd. 1,892 6,493
Jaiprakash Power Ventures Ltd.* 1,564,380 258,328
Jilin Electric Power Co. Ltd., Class A 19,400 18,930
JSW Energy Ltd. 8,325 41,613
KPI Green Energy Ltd.(b) 2,714 11,676
Lydia Yesil Enerji Kaynaklari
Anonimsirketi* 46 14,863
Malakoff Corp. Bhd. 126,000 24,931
Margun Enerji Uretim Sanayi ve
Ticaret A/S* 11,070 10,512
Mega First Corp. Bhd. 184,500 152,112
NHPC Ltd. 52,155 44,338
NLC India Ltd. 8,784 24,742
NTPC Green Energy Ltd.* 8,050 7,541
NTPC Ltd. 102,600 397,071
OGK-2 PJSC*‡ 11,431,280 —
Pertamina Geothermal Energy PT(b) 166,704 11,074
Ratch Group PCL, NVDR 24,000 23,645
Reliance Power Ltd.* 952,605 292,552
SDIC Power Holdings Co. Ltd., Class
A 8,600 15,780
Shaanxi Energy Investment Co. Ltd.,
Class A 13,500 19,487
Shandong Hi-Speed Holdings Group
Ltd.* 19,500 3,945
Shenergy Co. Ltd., Class A 4,900 5,874
Shenzhen Energy Group Co. Ltd.,
Class A 10,600 10,373
Shinfox Energy Co. Ltd. 45,000 67,993
Sichuan Chuantou Energy Co. Ltd.,
Class A 9,400 18,831
Sichuan New Energy Power Co. Ltd.,
Class A 9,200 16,458
SP New Energy Corp.* 3,645,000 79,857
Taiwan Cogeneration Corp. 7,729 10,598
Unipro PAO*‡ 5,337,000 —
Xinyi Energy Holdings Ltd.(a) 810,031 125,503
Zhejiang Provincial New Energy
Investment Group Co. Ltd., Class
A 13,800 15,650
Zhejiang Zheneng Electric Power Co.
Ltd., Class A 28,800 20,517
3,747,653
Industrial Conglomerates -
1 .8%
3M India Ltd. 53 19,814
Aamal Co. 65,745 15,475

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Industrial Conglomerates
(continued)
Aboitiz Equity Ventures, Inc. 18,190 $ 9,824
AG Anadolu Grubu Holding A/S 34,780 27,989
Alarko Holding A/S 5,336 13,250
Alliance Global Group, Inc. 945,000 119,408
Alpha Dhabi Holding PJSC* 30,555 74,211
AntarChile SA 920 9,194
Apar Industries Ltd. 240 20,857
Astra Industrial Group Co. 693 27,715
Astra International Tbk. PT 378,000 143,003
Ayala Corp. 4,050 34,804
Bidvest Group Ltd. 6,210 90,826
China Baoan Group Co. Ltd., Class A 9,200 12,724
CITIC Ltd. 119,000 190,621
CJ Corp. 322 48,656
DMCI Holdings, Inc. 121,000 22,194
Doosan Co. Ltd. 90 53,210
Doosan Co. Ltd. (Preference) 46 15,068
Dubai Investments PJSC 33,435 36,415
Far Eastern New Century Corp. 90,000 79,504
Fosun International Ltd.(a) 67,500 35,955
Godrej Industries Ltd.* 1,296 13,724
Grupo Carso SAB de CV, Series A1 9,000 61,724
GS Holdings Corp. 1,395 66,581
GT Capital Holdings, Inc. 2,700 30,723
Hanwha Corp.* 765 60,853
HAP Seng Consolidated Bhd. 9,000 6,826
Hong Leong Industries Bhd. 27,000 115,890
Hyosung Corp.* 2,605 276,535
Industries Qatar QSC 36,675 128,126
International Holding Co. PJSC* 9,360 1,018,153
JG Summit Holdings, Inc. 54,011 25,501
Kiler Holding A/S* 2,790 37,848
KOC Holding A/S 13,905 66,404
LG Corp. 2,519 160,478
Lotte Corp. 9,416 205,407
LT Group, Inc. 98,000 26,564
LX Holdings Corp. 15,840 95,960
Modon Holding PSC* 80,910 74,463
National Industries Group Holding
SAK 39,530 34,004
Nava Ltd. 7,155 43,861
Quinenco SA 4,414 23,138
Samsung C&T Corp. 1,845 386,458
San Miguel Corp. 4,500 6,122
Shanghai Industrial Holdings Ltd. 145,000 278,128
Siemens Ltd.* 1,350 45,514
Sigdo Koppers SA 107,415 211,524
Sime Darby Bhd. 36,600 20,055
SK Square Co. Ltd.* 1,890 748,437
SK, Inc. 765 177,246
SM Investments Corp. 9,900 117,696
Sunway Bhd. 31,500 46,027
Tanco Holdings Bhd.* 33,840 11,675
Turkiye Sise ve Cam Fabrikalari A/S 14,214 14,870
Investments Shares Value
Industrial Conglomerates
(continued)
Two Point Zero Group PJSC* 52,302 $ 32,185
5,769,417
Industrial REITs -
0 .5%
Equites Property Fund Ltd., REIT 289,755 324,670
ESR Kendall Square REIT Co. Ltd.,
REIT 3,919 12,034
FIBRA Macquarie Mexico, REIT(a)(b) 261,000 546,765
Frasers Property Thailand Industrial
Freehold & Leasehold REIT, REIT 616,400 231,162
Prologis Property Mexico SA de CV,
REIT 15,018 69,519
Reysas Gayrimenkul Yatirim Ortakligi
A/S, REIT* 268,020 174,028
WHA Premium Growth Freehold
& Leasehold Real Estate
InvestmentTrust, Class F, REIT 621,200 211,246
1,569,424
Insurance -
3 .4%
Abu Dhabi National Insurance Co.
PSC 101,430 220,665
Agesa Hayat ve Emeklilik A/S 9,180 53,032
Al Rajhi Co. for Co-operative
Insurance* 322 7,134
Allianz Malaysia Bhd. 22,500 131,279
Anadolu Anonim Turk Sigorta Sirketi 26,496 17,411
Anadolu Hayat Emeklilik A/S 16,155 45,985
BB Seguridade Participacoes SA 13,800 98,343
BKI Holdings PCL, NVDR 18,000 172,191
Bupa Arabia for Cooperative
Insurance Co. 782 34,402
Caixa Seguridade Participacoes SA 10,300 34,054
Capital Financial Indonesia Tbk. PT* 252,022 23,198
Cathay Financial Holding Co. Ltd. 216,942 519,778
Central Reinsurance Co. Ltd. 158,794 134,221
China Life Insurance Co. Ltd., Class
H 163,000 727,997
China Pacific Insurance Group Co.
Ltd., Class A 13,500 88,498
China Pacific Insurance Group Co.
Ltd., Class H 60,800 306,736
China Reinsurance Group Corp.,
Class H 2,205,000 496,920
China Taiping Insurance Holdings
Co. Ltd. 30,600 100,384
Co. for Cooperative Insurance (The) 990 36,161
DB Insurance Co. Ltd. 1,080 106,995
Discovery Ltd. 10,665 156,416
Fubon Financial Holding Co. Ltd. 210,448 607,872
Hanwha Life Insurance Co. Ltd.* 85,230 206,354
HDFC Life Insurance Co. Ltd.(b) 11,295 89,758
Hyundai Marine & Fire Insurance Co.
Ltd.* 19,080 373,143
ICICI Lombard General Insurance
Co. Ltd.(b) 3,645 71,884

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
ICICI Prudential Life Insurance Co.
Ltd.(b) 5,220 $ 36,139
KGI Financial Holding Co. Ltd. 378,584 217,141
Korean Reinsurance Co. 50,220 410,650
LPI Capital Bhd. 4,900 18,795
Max Financial Services Ltd.* 4,185 73,411
Mercuries & Associates Holding Ltd. 197,550 94,161
Mercuries Life Insurance Co. Ltd.* 104,278 25,945
Momentum Group Ltd. 29,115 68,387
New China Life Insurance Co. Ltd.,
Class A 4,700 56,277
New China Life Insurance Co. Ltd.,
Class H 22,500 183,090
Old Mutual Ltd. 87,345 84,962
OUTsurance Group Ltd. 10,041 44,709
PB Fintech Ltd.* 4,635 83,366
People's Insurance Co. Group of
China Ltd. (The), Class H 209,000 181,979
PICC Property & Casualty Co. Ltd.,
Class H 156,000 323,398
Ping An Insurance Group Co. of
China Ltd., Class A 18,100 173,876
Ping An Insurance Group Co. of
China Ltd., Class H(a) 141,500 1,317,214
Porto Seguro SA 4,900 47,020
Qatar Insurance Co. SAQ 1,013,130 609,659
Qualitas Controladora SAB de CV(a) 4,800 45,103
Rasan Information Technology Co.* 1,012 37,774
Samsung Fire & Marine Insurance
Co. Ltd. 630 219,279
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 47 12,261
Samsung Life Insurance Co. Ltd. 2,340 306,115
Sanlam Ltd. 39,780 250,524
Santam Ltd. 723 19,399
Saudi Reinsurance Co.* 2,126 15,814
SBI Life Insurance Co. Ltd.(b) 5,805 126,118
Shinkong Insurance Co. Ltd. 69,026 246,756
Star Health & Allied Insurance Co.
Ltd.* 1,187 6,055
Sunshine Insurance Group Co. Ltd.,
Class H 652,500 354,252
Syarikat Takaful Malaysia Keluarga
Bhd. 184,500 162,409
Thai Life Insurance PCL, NVDR 30,700 11,611
Tongyang Life Insurance Co. Ltd.* 8,370 40,065
Turkiye Sigorta A/S 49,680 13,936
ZhongAn Online P&C Insurance Co.
Ltd., Class H*(b) 5,900 12,571
10,791,032
Interactive Media & Services -
2 .7%
Baidu, Inc., Class A* 28,350 554,679
Bilibili, Inc., Class Z* 2,700 94,383
Dear U Co. Ltd. 423 11,064
Investments Shares Value
Interactive Media & Services
(continued)
Info Edge India Ltd. 6,075 $ 82,512
JOYY, Inc., ADR 810 52,124
Kakao Corp. 4,248 181,205
Kuaishou Technology(b) 63,000 646,561
Meitu, Inc.(b) 46,000 45,472
NAVER Corp. 1,845 352,491
Newborn Town, Inc.*(b) 20,000 29,451
Tencent Holdings Ltd. 79,000 6,130,069
Weibo Corp., Class A 32,400 348,905
8,528,916
IT Services -
1 .0%
Al Moammar Information Systems
Co. 505 24,222
Arabian Internet & Communications
Services Co. 180 11,249
Cafe24 Corp.* 1,035 27,360
Chinasoft International Ltd.(a) 52,000 33,558
Clobot Co. Ltd.* 405 20,849
Coforge Ltd. 4,950 88,994
Cyient Ltd. 2,475 30,621
Elm Co. 360 74,482
GDS Holdings Ltd., Class A* 13,400 77,589
HCL Technologies Ltd. 13,950 257,139
Hexaware Technologies Ltd. 1,150 8,721
Hyundai Autoever Corp. 94 30,138
Infosys Ltd. 51,975 927,202
Kingsoft Cloud Holdings Ltd.*(a) 26,000 23,804
LG CNS Co. Ltd. 765 37,044
LTIMindtree Ltd.(b) 1,395 90,604
Mphasis Ltd. 1,170 35,092
Persistent Systems Ltd. 1,554 101,953
Posco DX Co. Ltd. 769 20,649
Presight AI Holding plc* 17,894 16,419
Samsung SDS Co. Ltd. 855 102,821
Sonata Software Ltd. 6,164 21,262
Systex Corp. 68,432 252,244
Tata Consultancy Services Ltd. 12,510 424,840
Tata Technologies Ltd. 1,472 10,337
Tech Mahindra Ltd. 8,415 159,458
Vnet Group, Inc., ADR*(a) 2,520 26,536
WellCell Holdings Co. Ltd..* 5,600 8,533
Wipro Ltd. 42,750 110,096
Zensar Technologies Ltd. 2,950 20,852
3,074,668
Leisure Products -
0 .3%
Alexander Marine Co. Ltd. 18,589 108,982
Bloks Group Ltd.* 900 8,332
Fusheng Precision Co. Ltd. 38,633 329,614
Giant Manufacturing Co. Ltd. 115,596 328,018
Johnson Health Tech Co. Ltd. 2,000 9,406
Merida Industry Co. Ltd. 76,233 204,451
Topkey Corp. 20,940 105,132
1,093,935

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Life Sciences Tools & Services -
0 .2%
Curiox Biosystems Co. Ltd.* 270 $ 22,115
Divi's Laboratories Ltd. 1,890 124,326
EirGenix, Inc.* 6,144 12,144
Genscript Biotech Corp.*(a) 14,000 23,035
Indegene Ltd. 1,564 8,202
LigaChem Biosciences, Inc.* 360 50,771
MGI Tech Co. Ltd., Class A* 1,665 15,606
Onesource Specialty Pharma Ltd.* 552 7,168
Peptron, Inc.* 270 57,305
SAI Life Sciences Ltd.*(b) 1,530 13,891
Samsung Biologics Co. Ltd.*(b) 165 200,031
Syngene International Ltd.(b) 1,426 7,340
WuXi AppTec Co. Ltd., Class A 2,860 39,184
WuXi AppTec Co. Ltd., Class H(b) 5,318 75,721
XtalPi Holdings Ltd.* 41,000 63,419
720,258
Machinery -
1 .7%
Action Construction Equipment Ltd. 1,488 13,742
AIA Engineering Ltd. 600 26,019
Airtac International Group 1,913 69,298
Anhui Heli Co. Ltd., Class A 4,600 14,445
Ashok Leyland Ltd. 44,190 94,488
Azad Engineering Ltd.* 828 13,267
BEML Ltd. 1,380 26,927
BHI Co. Ltd.* 460 22,946
C Sun Manufacturing Ltd. 2,828 21,387
China CSSC Holdings Ltd., Class A 5,000 24,135
China International Marine
Containers Group Co. Ltd., Class
A 9,600 13,346
China International Marine
Containers Group Co. Ltd., Class
H 9,400 10,676
China Railway Construction Heavy
Industry Corp. Ltd., Class A 21,060 15,912
China Yuchai International Ltd. 450 20,421
Cochin Shipyard Ltd.(b) 1,450 26,165
Craftsman Automation Ltd. 343 27,283
CSBC Corp. Taiwan* 29,992 21,014
Cummins India Ltd. 1,755 78,461
Doosan Bobcat, Inc. 950 38,808
Doosan Robotics, Inc.* 322 25,525
Elgi Equipments Ltd. 8,100 37,970
Escorts Kubota Ltd. 564 20,729
Farsoon Technologies Co. Ltd., Class
A 2,070 25,113
Force Motors Ltd. 135 28,170
G Shank Enterprise Co. Ltd. 4,472 11,908
Grindwell Norton Ltd. 1,755 29,446
Haitian International Holdings Ltd. 22,000 68,115
Hangcha Group Co. Ltd., Class A 4,600 18,371
Hanwha Engine* 966 36,509
Hanwha Ocean Co. Ltd.* 1,575 151,548
HD Construction Equipment Co. Ltd. 10,125 761,098
Investments Shares Value
Machinery
(continued)
HD Hyundai Heavy Industries Co.
Ltd. 405 $ 161,786
HD Hyundai Marine Solution Co. Ltd. 138 17,583
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 1,080 310,254
HD-Hyundai Marine Engine* 360 22,134
Hefei Meiya Optoelectronic
Technology, Inc., Class A 4,600 13,532
Hiwin Technologies Corp. 5,535 43,970
HJ Shipbuilding & Construction Co.
Ltd.* 1,840 32,213
Hyundai Elevator Co. Ltd. 662 43,416
Hyundai Rotem Co. Ltd. 945 151,329
Impro Precision Industries Ltd.(b) 180,000 147,739
Ingersoll Rand India Ltd. 141 5,125
INOX India Ltd. 736 8,928
Jiangsu Hengli Hydraulic Co. Ltd.,
Class A 2,000 31,201
Jyoti CNC Automation Ltd.*(b) 1,440 12,623
Kaori Heat Treatment Co. Ltd. 2,214 52,553
Keda Industrial Group Co. Ltd., Class
A 4,900 12,475
Kenmec Mechanical Engineering
Co. Ltd. 8,075 17,782
Kinik Co. 2,800 36,168
Kirloskar Brothers Ltd. 700 11,919
Kirloskar Oil Engines Ltd. 3,024 38,594
KSB Ltd. 564 4,342
LMW Ltd. 180 29,195
Lonking Holdings Ltd. 630,000 258,141
Marcopolo SA 84,150 96,437
Marcopolo SA (Preference) 247,500 304,911
Morimatsu International Holdings Co.
Ltd.(b) 137,000 188,404
Ningbo PIA Automation Holding
Corp., Class A* 9,945 15,100
North Industries Group Red Arrow
Co. Ltd., Class A* 4,600 12,486
Olectra Greentech Ltd. 1,485 17,509
Otokar Otomotiv ve Savunma Sanayi
A/S* 1,440 14,303
People & Technology, Inc. 6,030 221,611
Precision Tsugami China Corp. Ltd.
(b) 9,000 48,401
Rainbow Robotics* 94 47,542
Sam Engineering & Equipment M
Bhd. 5,100 4,528
Samsung Heavy Industries Co. Ltd.* 8,640 176,774
San Shing Fastech Corp. 5,000 9,565
Sany Heavy Equipment International
Holdings Co. Ltd. 12,000 18,485
Sany Heavy Industry Co. Ltd., Class
A 4,700 14,827
Shaily Engineering Plastics Ltd. 585 12,170
Shakti Pumps India Ltd. 1,058 7,147
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class A 18,400 13,558

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class B 4,800 $ 1,306
Shin Zu Shing Co. Ltd. 3,324 22,181
Sinotruk Hong Kong Ltd. 18,500 85,089
SK oceanplant Co. Ltd.* 828 10,815
SNT Energy Co. Ltd. 322 9,429
STX Engine Co. Ltd.* 552 13,000
Sunonwealth Electric Machine
Industry Co. Ltd. 5,022 22,820
Tega Industries Ltd. 598 11,068
Thermax Ltd. 576 18,021
Tian Di Science & Technology Co.
Ltd., Class A 18,700 16,228
Timken India Ltd. 329 10,521
Titagarh Rail System Ltd. 3,150 28,114
Turk Traktor ve Ziraat Makineleri A/S 788 10,735
UBTech Robotics Corp. Ltd., Class
H* 2,350 42,097
UWC Bhd.* 27,600 28,636
Weichai Power Co. Ltd., Class A 14,100 48,174
Weichai Power Co. Ltd., Class H 45,000 153,386
XCMG Construction Machinery Co.
Ltd., Class A 28,800 44,515
Yangzijiang Shipbuilding Holdings
Ltd. 58,500 153,972
Yantai Eddie Precision Machinery
Co. Ltd., Class A 4,700 14,989
Yuil Robotics Co. Ltd.* 225 21,618
Yutong Bus Co. Ltd., Class A 4,500 20,012
ZCZL Industrial Technology Group
Co. Ltd., Class A 4,600 16,365
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class A 4,500 32,990
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class H 4,500 20,282
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 4,500 24,592
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class A 17,400 21,961
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class
H(a) 29,200 32,791
5,415,709
Marine Transportation -
0 .4%
Cia Sud Americana de Vapores SA 402,367 22,397
COSCO SHIPPING Holdings Co.
Ltd., Class A 18,300 37,898
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 67,500 118,411
COSCO SHIPPING Specialized
Carriers Co. Ltd., Class A 13,800 15,531
Evergreen Marine Corp. Taiwan Ltd. 26,814 158,481
Far-Eastern Shipping Co. plc*‡ 302,500 —
Gulf Navigation Holding PJSC* 5,764 3,531
Investments Shares Value
Marine Transportation
(continued)
Hainan Strait Shipping Co. Ltd.,
Class A 4,500 $ 6,871
HMM Co. Ltd. 6,235 86,633
MISC Bhd. 49,500 100,457
Ningbo Ocean Shipping Co. Ltd.,
Class A 13,500 19,370
Orient Overseas International Ltd.(a) 3,500 57,320
Pan Ocean Co. Ltd.* 76,185 248,763
Qatar Navigation QSC 26,550 82,399
Shanghai Zhonggu Logistics Co.
Ltd., Class A 2,552 3,757
Shipping Corp. of India Ltd. 1,175 2,879
U-Ming Marine Transport Corp. 14,000 27,671
Wan Hai Lines Ltd. 34,121 79,692
Wisdom Marine Lines Co. Ltd. 11,898 26,730
Yang Ming Marine Transport Corp. 38,380 65,125
1,163,916
Media -
0 .3%
Affle 3i Ltd.* 1,168 19,645
Arabian Contracting Services Co.* 828 27,308
Cheil Worldwide, Inc. 22,230 338,994
China Literature Ltd.*(a)(b) 4,200 19,253
China South Publishing & Media
Group Co. Ltd., Class A 4,900 7,785
Chinese Universe Publishing and
Media Group Co. Ltd., Class A 9,200 12,433
Elang Mahkota Teknologi Tbk. PT 211,506 12,286
Focus Media Information Technology
Co. Ltd., Class A 14,900 15,439
Jiangsu Broadcasting Cable
Information Network Corp. Ltd.,
Class A 23,000 14,432
Leo Group Co. Ltd., Class A 22,500 30,179
Megacable Holdings SAB de CV 22,500 79,328
Mobvista, Inc.*(b) 19,000 36,128
Saudi Research & Media Group* 605 19,324
Shandong Publishing & Media Co.
Ltd., Class A 13,500 17,855
Sun TV Network Ltd. 1,380 8,338
Wasu Media Holding Co. Ltd., Class
A 9,200 11,532
Zee Entertainment Enterprises Ltd. 297,180 272,603
942,862
Metals & Mining -
4 .7%
African Rainbow Minerals Ltd.(a) 2,990 44,730
Al Masane Al Kobra Mining Co. 1,403 43,691
Alamtri Minerals Indonesia Tbk. PT 193,200 22,848
Alrosa PJSC*‡ 85,800 —
Aluminum Corp. of China Ltd., Class
A 19,600 39,857
Aluminum Corp. of China Ltd., Class
H 90,000 159,609
Amman Mineral Internasional PT* 63,000 28,525
Aneka Tambang Tbk. 197,100 49,436
Angang Steel Co. Ltd., Class H* 38,000 9,829

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
APL Apollo Tubes Ltd. 3,089 $ 68,696
Baoshan Iron & Steel Co. Ltd., Class
A 45,000 47,276
Beijing Shougang Co. Ltd., Class A 10,600 8,634
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret A/S* 720 10,661
Bradespar SA (Preference) 85,500 388,833
Bumi Resources Minerals Tbk. PT* 1,235,000 79,464
Century Iron & Steel Industrial Co.
Ltd. 2,544 10,994
Chifeng Jilong Gold Mining Co. Ltd.,
Class A 4,600 28,599
China Gold International Resources
Corp. Ltd. 3,800 99,845
China Hongqiao Group Ltd. 66,000 305,251
China Metal Recycling Holdings
Ltd.*‡ 51,000 —
China Nonferrous Mining Corp. Ltd.
(a) 37,000 74,382
China Northern Rare Earth Group
High-Tech Co. Ltd., Class A 4,600 34,153
China Steel Corp. 169,050 111,464
China Zhongwang Holdings Ltd.*‡ 699,600 —
Chung Hung Steel Corp.* 23,000 14,434
Cia Siderurgica Nacional SA* 15,300 29,428
CMOC Group Ltd., Class A 34,200 119,750
CMOC Group Ltd., Class H(a) 66,000 188,627
CSN Mineracao SA 9,600 10,800
Dazhong Mining Co. Ltd., Class A 4,700 19,298
DRDGOLD Ltd. 10,054 33,226
East Pipes Integrated Co. for Industry 5,175 209,997
ElvalHalcor SA(a) 15,570 85,761
Eregli Demir ve Celik Fabrikalari TAS 17,955 11,634
EVERGREEN Steel Corp. 6,672 21,837
Feng Hsin Steel Co. Ltd. 158,825 326,028
Gerdau SA (Preference) 25,264 108,187
Gloria Material Technology Corp. 180,000 195,043
GMK Norilskiy Nickel PAO*‡ 209,000 —
Godawari Power and Ispat Ltd. 15,651 42,280
Gold Fields Ltd. 20,070 1,063,363
Gravita India Ltd. 552 9,628
Grupo Mexico SAB de CV, Series B 40,500 453,048
Hangzhou Iron & Steel Co., Class A* 9,400 12,108
Harmony Gold Mining Co. Ltd. 12,780 289,842
Hindalco Industries Ltd. 33,975 355,530
Hindustan Copper Ltd. 6,750 50,331
Hindustan Zinc Ltd. 3,285 22,445
Hunan Valin Steel Co. Ltd., Class A 23,500 21,205
Hyundai Steel Co. 1,426 30,959
Impala Platinum Holdings Ltd. 10,395 204,821
Industrias Penoles SAB de CV* 2,475 144,502
Inner Mongolia BaoTou Steel Union
Co. Ltd., Class A 70,500 25,467
Inner Mongolia ERDOS Resources
Co. Ltd., Class B 10,388 11,957
Investments Shares Value
Metals & Mining
(continued)
Jai Balaji Industries Ltd.* 28,125 $ 20,739
Jiangxi Copper Co. Ltd., Class A 4,700 42,898
Jiangxi Copper Co. Ltd., Class H 27,000 164,081
Jinchuan Group International
Resources Co. Ltd.*‡(a) 235,000 4,282
Jindal Saw Ltd. 93,960 179,539
Jindal Stainless Ltd. 5,490 49,091
Jindal Steel Ltd. 5,040 62,022
JSW Steel Ltd. 16,650 219,810
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A* 8,280 5,369
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class D* 34,110 22,791
Kocaer Celik Sanayi ve Ticaret A/S 195,120 51,727
Korea Zinc Co. Ltd. 135 176,699
Kumba Iron Ore Ltd.(a) 1,215 27,274
Lingbao Gold Group Co. Ltd., Class
H(a) 14,000 41,625
Lloyds Metals & Energy Ltd. 2,064 24,767
Lygend Resources & Technology Co.
Ltd., Class H(b) 72,000 232,326
Maanshan Iron & Steel Co. Ltd.,
Class H* 22,000 7,634
Magnitogorsk Iron & Steel Works
PJSC*‡ 45,174 —
Merdeka Battery Materials Tbk. PT* 391,000 16,306
Merdeka Copper Gold Tbk. PT* 183,462 35,086
Metalurgica Gerdau SA 44,998 81,736
Metalurgica Gerdau SA (Preference) 293,992 554,230
Minsur SA 313,560 609,915
MMG Ltd.*(a) 64,000 84,326
Nanjing Iron & Steel Co. Ltd., Class A 18,400 15,438
National Aluminium Co. Ltd. 16,815 70,459
NMDC Ltd. 69,120 61,022
NMDC Steel Ltd.* 38,640 17,836
Northam Platinum Holdings Ltd. 5,355 132,493
Novolipetsk Steel PJSC*‡ 51,150 —
OceanaGold Philippines, Inc. 126,000 78,642
Pangang Group Vanadium Titanium
& Resources Co. Ltd., Class A* 36,800 20,284
Petrosea Tbk. PT 54,012 22,686
PMB Technology Bhd.* 41,500 14,633
Polyus PJSC*‡ 11,550 —
Poongsan Corp. 500 45,575
POSCO Holdings, Inc. 1,575 380,237
Press Metal Aluminium Holdings Bhd. 58,500 112,192
PTC Industries Ltd.* 100 19,631
Qatar Aluminum Manufacturing Co. 953,910 494,115
Ramkrishna Forgings Ltd. 1,656 9,201
Raspadskaya PAO*‡ 4,240 —
Sarda Energy & Minerals Ltd. 3,700 19,701
Saudi Arabian Mining Co.* 16,605 342,221
SeAH Besteel Holdings Corp. 4,680 236,699
Severstal PAO*‡ 5,995 —
Shandong Gold Mining Co. Ltd.,
Class A 5,200 40,823

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Shandong Gold Mining Co. Ltd.,
Class H(b) 12,000 $ 68,008
Shandong Nanshan Aluminum Co.
Ltd., Class A 18,800 19,859
Shanxi Meijin Energy Co. Ltd., Class
A* 23,000 16,749
Shanxi Taigang Stainless Steel Co.
Ltd., Class A* 15,900 11,968
Shougang Fushan Resources Group
Ltd. 90,000 38,030
Shyam Metalics & Energy Ltd. 1,950 18,151
Sibanye Stillwater Ltd.*(a) 64,980 298,938
Steel Authority of India Ltd. 26,906 44,205
TA Chen Stainless Pipe 47,920 59,843
Tata Steel Ltd. 111,600 234,307
Tianshan Aluminum Group Co. Ltd.,
Class A 6,100 16,548
Timah Tbk. PT 810,000 156,354
Tongguan Gold Group Ltd. 90,000 39,182
Tongling Nonferrous Metals Group
Co. Ltd., Class A 22,500 26,779
TR Anadolu Metal Madencilik
Isletmeleri A/S* 11,454 37,792
Trimegah Bangun Persada Tbk. PT 230,000 18,841
Tung Ho Steel Enterprise Corp. 17,050 37,600
Turk Altin Isletmeleri A/S* 14,797 18,576
United Co. RUSAL International
PJSC*‡ 75,100 —
Usha Martin Ltd. 6,762 30,084
Usinas Siderurgicas de Minas Gerais
SA Usiminas (Preference), Class
A* 148,500 178,692
Vale Indonesia Tbk. PT 64,400 24,747
Vale SA 81,000 1,304,528
Valterra Platinum Ltd. 2,475 234,575
Vedanta Ltd. 37,440 277,399
VSMPO-AVISMA Corp. PJSC*‡ 53 —
Welspun Corp. Ltd. 3,165 25,091
Western Mining Co. Ltd., Class A 4,800 24,592
Xiamen Tungsten Co. Ltd., Class A 3,900 31,740
Yieh Phui Enterprise Co. Ltd.* 450,000 222,355
Yunnan Aluminium Co. Ltd., Class A 6,300 30,500
Yunnan Copper Co. Ltd., Class A 4,800 18,320
Yunnan Tin Co. Ltd., Class A 4,900 28,081
Zhaojin Mining Industry Co. Ltd.,
Class H 23,500 108,929
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A 4,700 22,747
Zhongjin Gold Corp. Ltd., Class A 1,900 10,090
Zijin Mining Group Co. Ltd., Class A 22,500 129,978
Zijin Mining Group Co. Ltd., Class
H(a) 76,000 407,749
14,898,401
Investments Shares Value
Multi-Utilities -
0 .1%
Dubai Electricity & Water Authority
PJSC 127,980 $ 105,237
Nebras Energy 9,810 41,223
YTL Corp. Bhd. 117,920 62,221
YTL Power International Bhd. 77,537 63,532
272,213
Office REITs -
0 .0% (d)
AREIT, Inc., REIT 18,400 13,547
Brookfield India Real Estate Trust,
REIT(b) 2,806 10,765
Embassy Office Parks REIT, REIT 5,719 26,999
RL Commercial REIT, Inc., REIT 189,000 23,175
74,486
Oil, Gas & Consumable Fuels -
3 .9%
Adaro Andalan Indonesia PT 33,000 14,942
ADNOC Logistics & Services 34,200 52,241
Aegis Logistics Ltd. 2,650 21,044
AKR Corporindo Tbk. PT 2,447,180 183,703
Alamtri Resources Indonesia Tbk. PT 342,092 45,042
Bangchak Corp. PCL, NVDR 114,000 109,598
Banpu PCL, NVDR 110,300 18,754
Bashneft PJSC*‡ 1,305 —
Bashneft PJSC (Preference)*‡ 1,163 —
Bharat Petroleum Corp. Ltd. 43,633 172,896
Brava Energia* 153,050 552,501
Bukit Asam Tbk. PT 1,282,582 189,503
Bumi Resources Tbk. PT* 2,222,398 34,160
CGN Mining Co. Ltd.(a) 75,000 48,786
Chennai Petroleum Corp. Ltd. 17,235 162,265
China Coal Energy Co. Ltd., Class A 11,400 22,444
China Coal Energy Co. Ltd., Class
H(a) 46,000 67,324
China Coal Xinji Energy Co. Ltd.,
Class A 13,800 14,538
China Merchants Energy Shipping
Co. Ltd., Class A 14,100 23,052
China Petroleum & Chemical Corp.,
Class A 63,000 59,024
China Petroleum & Chemical Corp.,
Class H(a) 540,000 371,999
China Shenhua Energy Co. Ltd.,
Class A 13,500 81,464
China Shenhua Energy Co. Ltd.,
Class H(a) 79,000 435,174
China Suntien Green Energy Corp.
Ltd., Class H(a) 50,000 25,673
Coal India Ltd. 54,450 260,892
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A 8,600 19,555
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H(a) 32,000 57,610
Dana Gas PJSC 1,819,980 462,843
Dian Swastatika Sentosa Tbk. PT* 22,500 132,708
Ecopetrol SA 134,505 84,305

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Energi Mega Persada Tbk. PT* 8,275,500 $ 640,938
Exxaro Resources Ltd. 4,050 46,565
Formosa Petrochemical Corp. 20,736 35,186
Gansu Energy Chemical Co. Ltd.,
Class A 28,200 10,065
Gazprom PJSC*‡ 412,500 —
Golden Energy Mines Tbk. PT 18,400 8,660
Great Eastern Shipping Co. Ltd.
(The) 35,685 466,451
Guanghui Energy Co. Ltd., Class A 13,800 11,142
Guangzhou Development Group,
Inc., Class A 16,600 17,105
Gujarat Mineral Development Corp.
Ltd. 2,208 13,868
HD Hyundai Co. Ltd. 1,035 168,258
HELLENiQ ENERGY Holdings SA(a) 1,316 14,200
Hindustan Petroleum Corp. Ltd. 22,185 102,981
Indian Oil Corp. Ltd. 88,020 156,199
Indo Tambangraya Megah Tbk. PT 121,500 158,887
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A 5,500 22,891
Inner Mongolia Yitai Coal Co. Ltd.,
Class B 20,116 40,232
Jiangsu Xukuang Energy Co. Ltd.,
Class A 36,000 24,610
Jinneng Holding Shanxi Coal Industry
Co. Ltd., Class A 4,900 10,761
Jizhong Energy Resources Co. Ltd.,
Class A 4,800 3,869
Kinetic Development Group Ltd. 810,000 181,505
LUKOIL PJSC*‡ 12,265 —
Mangalore Refinery &
Petrochemicals Ltd.* 5,520 10,594
Medco Energi Internasional Tbk. PT 1,975,518 178,897
MOL Hungarian Oil & Gas plc 7,470 91,720
Motor Oil Hellas Corinth Refineries
SA(a) 1,412 57,046
Novatek PJSC*‡ 20,020 —
Oil & Natural Gas Corp. Ltd. 94,545 276,438
Oil India Ltd. 16,505 91,517
Oriental Energy Co. Ltd., Class A* 13,500 16,786
Petrindo Jaya Kreasi Tbk. PT 189,980 20,373
PetroChina Co. Ltd., Class H 490,000 582,250
Petroleo Brasileiro SA - Petrobras 85,500 659,595
Petroleo Brasileiro SA - Petrobras
(Preference) 103,500 746,466
Petronet LNG Ltd. 12,015 37,846
Pingdingshan Tianan Coal Mining
Co. Ltd., Class A 13,500 16,689
PRIO SA* 18,200 177,253
PTT Exploration & Production PCL 469 1,826
PTT Exploration & Production PCL,
NVDR 31,031 120,810
PTT PCL, NVDR 193,500 209,089
Qatar Fuel QSC 17,955 76,436
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Qatar Gas Transport Co. Ltd. 52,965 $ 69,825
Rabigh Refining & Petrochemical
Co.* 8,460 16,082
Raharja Energi Cepu PT 27,000 9,209
Reliance Industries Ltd. 94,410 1,432,148
Rosneft Oil Co. PJSC*‡ 74,042 —
Rukun Raharja Tbk. PT 45,000 11,582
Saudi Arabian Oil Co.(b) 72,540 498,982
Semirara Mining & Power Corp.,
Class A 9,400 5,077
Shaanxi Coal Industry Co. Ltd., Class
A 18,000 57,716
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A 7,050 9,598
Shanxi Coking Coal Energy Group
Co. Ltd., Class A 13,800 14,518
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 4,500 8,827
Sinopec Kantons Holdings Ltd. 288,000 159,678
SK Discovery Co. Ltd. 598 24,055
SK Gas Ltd. 48 7,770
SK Innovation Co. Ltd. 1,305 101,542
S-Oil Corp.* 744 54,738
Surgutneftegas PAO*‡ 319,000 —
Surgutneftegas PAO (Preference)*‡ 225,500 —
Tatneft PJSC*‡ 26,900 —
Tatneft PJSC (Preference)*‡ 3,870 —
Thai Oil PCL, NVDR 14,402 19,567
Transneft PJSC (Preference)*‡ 5,500 —
Turkiye Petrol Rafinerileri A/S 18,360 103,340
United Tractors Tbk. PT 27,000 41,904
Vista Energy SAB de CV, ADR* 1,980 119,770
Yancoal Australia Ltd.(a)(b) 4,800 19,238
Yankuang Energy Group Co. Ltd.,
Class A 10,335 21,775
Yankuang Energy Group Co. Ltd.,
Class H(a) 83,699 122,285
12,159,270
Paper & Forest Products -
0 .3%
Empresas CMPC SA 19,872 30,134
Indah Kiat Pulp & Paper Tbk. PT 81,020 43,925
Lee & Man Paper Manufacturing Ltd. 855,000 390,841
Nine Dragons Paper Holdings Ltd.* 9,000 9,450
Pabrik Kertas Tjiwi Kimia Tbk. PT 445,500 193,753
Sappi Ltd.*(a) 191,205 213,887
Shandong Sun Paper Industry JSC
Ltd., Class A 9,200 22,270
Suzano SA 15,000 141,332
YFY, Inc. 22,472 17,852
1,063,444
Passenger Airlines -
0 .4%
Aegean Airlines SA(a) 13,185 234,656
Aeroflot PJSC*‡ 74,029 —
Air Arabia PJSC 59,670 80,911
Asiana Airlines, Inc.* 2,576 13,655

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Passenger Airlines
(continued)
Bangkok Airways PCL, NVDR 239,700 $ 116,555
China Airlines Ltd. 61,000 43,031
China Eastern Airlines Corp. Ltd.,
Class A* 14,300 11,195
China Eastern Airlines Corp. Ltd.,
Class H*(a) 46,000 31,924
China Southern Airlines Co. Ltd.,
Class A* 14,100 14,631
China Southern Airlines Co. Ltd.,
Class H* 24,000 17,885
Eva Airways Corp. 77,300 91,866
flynas Co. SJSC* 2,205 35,861
InterGlobe Aviation Ltd.(b) 2,475 123,673
Korean Air Lines Co. Ltd.* 3,690 59,731
Latam Airlines Group SA 4,936,140 162,111
Pegasus Hava Tasimaciligi A/S* 5,171 24,195
Turk Hava Yollari AO 15,300 106,943
1,168,823
Personal Care Products -
0 .4%
Amorepacific Corp. 225 21,696
Amorepacific Holdings Corp. 10,080 200,984
APR Corp. 368 69,029
Bloomage Biotechnology Corp. Ltd.,
Class A 2,475 15,968
Colgate-Palmolive India Ltd. 1,845 42,405
Cosmax, Inc.* 144 20,258
Dabur India Ltd. 7,695 42,378
D'Alba Global Co. Ltd.* 180 20,133
Emami Ltd. 2,162 11,371
Giant Biogene Holding Co. Ltd.(a)(b) 7,800 33,199
Gillette India Ltd. 192 18,367
Godrej Consumer Products Ltd. 5,580 70,008
Grape King Bio Ltd. 2,637 10,139
Hengan International Group Co. Ltd. 12,000 43,484
Hindustan Unilever Ltd. 10,980 283,251
Industri Jamu Dan Farmasi Sido
Muncul Tbk. PT 454,500 14,216
Kolmar Korea Co. Ltd. 240 11,655
LG H&H Co. Ltd. 97 17,690
LG H&H Co. Ltd. (Preference) 43 3,301
Mao Geping Cosmetics Co. Ltd.,
Class H(a) 1,400 15,506
Natura Cosmeticos SA* 23,558 39,462
Procter & Gamble Hygiene & Health
Care Ltd. 92 11,768
Sarantis SA(a) 1,316 21,229
Shanghai Chicmax Cosmetic Co.
Ltd., Class H(a) 1,900 16,446
VT Co. Ltd.* 7,200 103,043
1,156,986
Pharmaceuticals -
1 .3%
Acutaas Chemicals Ltd. 1,440 29,939
Ajanta Pharma Ltd. 576 17,419
Investments Shares Value
Pharmaceuticals
(continued)
Alembic Pharmaceuticals Ltd. 2,000 $ 17,028
Alivus Life Sciences Ltd. 874 9,131
Alkem Laboratories Ltd. 765 47,216
Aspen Pharmacare Holdings Ltd. 6,705 44,952
Asymchem Laboratories Tianjin Co.
Ltd., Class A 700 9,986
Aurobindo Pharma Ltd. 5,040 66,170
Blue Jet Healthcare Ltd. 966 4,387
Bora Pharmaceuticals Co. Ltd. 1,209 23,166
BrightGene Bio-Medical Technology
Co. Ltd., Class A 1,334 8,983
Caliway Biopharmaceuticals Co. Ltd.* 18,802 98,879
Caplin Point Laboratories Ltd. 912 17,587
Caregen Co. Ltd. 225 19,618
Celltrion Pharm, Inc. 328 16,680
Center Laboratories, Inc. 12,026 15,400
Changchun High-Tech Industry
Group Co. Ltd., Class A 600 8,281
China Medical System Holdings Ltd. 21,000 37,726
China Resources Jiangzhong
Pharmaceutical Co. Ltd., Class A 4,700 16,815
China Resources Pharmaceutical
Group Ltd.(b) 28,000 16,313
China Traditional Chinese Medicine
Holdings Co. Ltd. 900,000 237,397
Cipla Ltd. 8,100 116,585
Cohance Lifesciences Ltd.* 2,303 9,546
Concord Biotech Ltd. 1,288 16,455
Consun Pharmaceutical Group Ltd. 165,000 381,775
CSPC Pharmaceutical Group Ltd. 122,080 150,066
Daewoong Co. Ltd.* 7,470 124,552
Daewoong Pharmaceutical Co. Ltd.* 49 5,750
Dr Reddy's Laboratories Ltd. 7,740 102,493
Emcure Pharmaceuticals Ltd. 690 10,980
Eris Lifesciences Ltd.(b) 1,069 15,985
Gland Pharma Ltd.(b) 920 18,469
GlaxoSmithKline Pharmaceuticals
Ltd. 376 9,817
Glenmark Pharmaceuticals Ltd. 2,160 47,336
Grand Pharmaceutical Group Ltd. 28,500 28,538
Granules India Ltd. 5,580 34,613
Hanall Biopharma Co. Ltd.* 1,150 41,146
Hanmi Pharm Co. Ltd.* 103 34,634
Hansoh Pharmaceutical Group Co.
Ltd.(a)(b) 14,000 69,196
HK inno N Corp. 192 7,510
Hua Han Health Industry Holdings
Ltd.*‡ 3,780,000 —
Hypera SA* 9,200 44,299
Ipca Laboratories Ltd. 2,610 41,732
Jamjoom Pharmaceuticals Factory
Co. 480 17,942
JB Chemicals & Pharmaceuticals Ltd. 1,152 23,413
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 5,000 41,851

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class H*(a) 1,400 $ 12,271
Jilin Aodong Pharmaceutical Group
Co. Ltd., Class A 4,600 13,532
Jubilant Pharmova Ltd., Class A 1,518 16,204
Kalbe Farma Tbk. PT 252,494 17,224
Kangmei Pharmaceutical Co. Ltd.,
Class A* 58,500 15,996
Laurus Labs Ltd.(b) 4,136 43,389
Livzon Pharmaceutical Group, Inc.,
Class H 3,930 14,795
Lotus Pharmaceutical Co. Ltd. 2,000 22,942
Lumosa Therapeutics Co. Ltd.* 2,188 12,202
Lupin Ltd. 3,150 73,720
Luye Pharma Group Ltd.*(b) 90,000 32,037
Mankind Pharma Ltd. 1,125 25,976
Mega Lifesciences PCL, NVDR 130,000 148,737
Mezzion Pharma Co. Ltd.* 630 75,456
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd., Class A 9,200 12,539
Natco Pharma Ltd. 2,250 20,446
Neuland Laboratories Ltd. 230 33,132
Oneness Biotech Co. Ltd.* 4,406 9,212
Oscotec, Inc.* 855 33,026
Pfizer Ltd. 341 16,917
Pharmally International Holding Co.
Ltd.*‡ 2,564 —
Piramal Pharma Ltd. 13,309 22,380
Richter Gedeon Nyrt. 3,504 117,905
Sam Chun Dang Pharm Co. Ltd.* 240 80,117
Sanofi India Ltd. 144 6,289
Shandong Buchang Pharmaceuticals
Co. Ltd., Class A 4,600 11,261
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A 2,200 8,444
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H 11,500 30,069
Shanghai Shyndec Pharmaceutical
Co. Ltd., Class A 1,900 2,907
Sichuan Biokin Pharmaceutical Co.
Ltd., Class A* 851 34,017
Sihuan Pharmaceutical Holdings
Group Ltd. 135,000 27,312
Sino Biopharmaceutical Ltd. 118,999 101,176
SK Biopharmaceuticals Co. Ltd.* 460 37,710
SSY Group Ltd.(a) 360,000 136,446
ST Pharm Co. Ltd.* 315 34,927
Sun Pharmaceutical Industries Ltd. 15,075 261,439
Synmosa Biopharma Corp. 9,514 9,795
Tianjin Pharmaceutical Da Re Tang
Group Corp. Ltd., Class S 4,900 14,749
Tonghua Dongbao Pharmaceutical
Co. Ltd., Class A 9,200 11,982
Torrent Pharmaceuticals Ltd. 1,620 69,754
TTY Biopharm Co. Ltd. 2,575 6,980
Investments Shares Value
Pharmaceuticals
(continued)
United Laboratories International
Holdings Ltd. (The) 24,000 $ 36,570
Wockhardt Ltd.* 1,879 28,234
Yuhan Corp.* 810 60,775
YungShin Global Holding Corp. 70,351 124,517
Yunnan Baiyao Group Co. Ltd., Class
A 2,600 20,808
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class A 600 13,850
Zhejiang Jiuzhou Pharmaceutical Co.
Ltd., Class A 4,700 12,338
Zydus Lifesciences Ltd. 4,193 40,354
4,170,614
Professional Services -
0 .1%
BLS International Services Ltd. 7,965 22,292
Computer Age Management Services
Ltd. 3,560 26,899
eClerx Services Ltd. 360 18,203
Firstsource Solutions Ltd. 6,900 23,992
International Gemmological Institute
India Ltd. 2,346 7,929
Kanzhun Ltd. 9,000 84,184
L&T Technology Services Ltd.(b) 138 5,585
NICE Information Service Co. Ltd. 11,925 143,574
RITES Ltd. 4,200 10,429
Sagility Ltd.(b) 21,022 11,411
Sporton International, Inc. 1,595 8,869
Zetrix Ai Bhd. 93,407 19,075
382,442
Real Estate Management & Development -
3 .0%
Aditya Birla Real Estate Ltd. 1,050 14,455
Aldar Properties PJSC 86,895 226,900
Allos SA 144,000 849,882
Anant Raj Ltd. 3,135 17,187
AP Thailand PCL, NVDR 292,500 84,129
Arabian Centres Co.(b) 2,475 12,868
Arriyadh Development Co. 3,496 20,161
Ayala Land, Inc. 130,500 47,098
Barwa Real Estate Co. 27,900 20,973
Brigade Enterprises Ltd. 1,551 12,684
Bumi Serpong Damai Tbk. PT* 1,809,000 96,997
C&D International Investment Group
Ltd. 14,196 29,211
Cathay Real Estate Development
Co. Ltd. 315,000 221,211
Cencosud Shopping SA 6,030 19,558
Central Pattana PCL, NVDR 33,000 60,567
China Dili Group, Class D*‡ 50,001 —
China Enterprise Co. Ltd., Class A* 28,200 11,972
China Jinmao Holdings Group Ltd.(a) 188,000 41,646
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 4,500 6,845
China Overseas Land & Investment
Ltd. 90,000 161,799

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
China Overseas Property Holdings
Ltd. 15,000 $ 8,355
China Resources Land Ltd. 67,500 265,170
China Resources Mixc Lifestyle
Services Ltd.(b) 9,400 55,752
China Vanke Co. Ltd., Class H*(a) 18,000 8,758
Chong Hong Construction Co. Ltd. 68,360 168,348
Ciputra Development Tbk. PT 2,632,546 130,177
Commercial Real Estate Co. KSC 26,280 17,726
Corp. Inmobiliaria Vesta SAB de
CV(a) 10,300 32,087
Country Garden Holdings Co. Ltd.* 270,000 10,199
Country Garden Services Holdings
Co. Ltd. 50,000 41,359
Da-Li Development Co. Ltd. 150,077 224,138
DAP Gayrimenkul Gelistirme A/S,
Class C* 43,562 10,857
Dar Al Arkan Real Estate
Development Co.* 7,331 36,394
Delpha Construction Co. Ltd. 180,000 149,857
Deyaar Development PJSC 369,810 102,707
DLF Ltd. 10,575 73,087
Eco World Development Group Bhd. 42,300 23,929
Emaar Development PJSC 22,313 104,498
Emaar Economic City* 14,085 36,990
Emaar Properties PJSC 143,460 585,926
Embassy Developments Ltd.* 39,105 28,155
Evergrande Property Services Group
Ltd.*(b) 270,000 41,833
Farglory Land Development Co. Ltd. 90,000 189,323
Fortress Real Estate Investments
Ltd., Class B 37,305 55,245
Gemdale Corp., Class A* 23,000 10,758
Godrej Properties Ltd.* 1,890 32,397
Greenland Holdings Corp. Ltd., Class
A* 46,000 10,857
Greentown China Holdings Ltd.(a) 24,500 35,104
Greentown Service Group Co. Ltd.(b) 450,000 262,174
Hainan Airport Infrastructure Co. Ltd.,
Class A 23,000 14,829
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A 4,300 7,185
Hanson International Tbk. PT*‡ 2,409,275 —
Highwealth Construction Corp. 32,559 38,487
Hopson Development Holdings Ltd.* 32,200 14,348
Huaku Development Co. Ltd. 90,000 304,576
Huang Hsiang Construction Corp. 50,690 59,758
Iguatemi SA 76,500 416,432
IOI Properties Group Bhd. 38,700 31,317
Jaya Sukses Makmur Sentosa Tbk.
PT* 39,960 11,963
KE Holdings, Inc., Class A(a) 27,011 173,797
Kindom Development Co. Ltd. 146,831 144,405
KSL Holdings Bhd. 117,000 90,822
Kuwait Real Estate Co. KSC* 13,349 15,224
Investments Shares Value
Real Estate Management & Development
(continued)
LAMDA Development SA*(a) 24,795 $ 208,841
Land & Houses PCL, NVDR 81,000 10,040
Lodha Developers Ltd.(b) 4,050 42,773
Longfor Group Holdings Ltd.(a)(b) 47,488 62,631
LSR Group PJSC, Class A*‡ 21,295 —
Lydia Holding A/S* 3,780 15,531
Mabanee Co. KPSC 10,312 33,769
Mah Sing Group Bhd. 517,500 150,970
Makkah Construction & Development
Co. 675 16,269
Matrix Concepts Holdings Bhd. 418,550 151,833
MBK PCL, NVDR 186,944 106,944
Megaworld Corp. 2,835,000 105,926
Multiplan Empreendimentos
Imobiliarios SA* 5,000 31,458
Nanjing Gaoke Co. Ltd., Class A 14,100 18,324
Oberoi Realty Ltd. 1,935 31,362
Onewo, Inc., Class H 5,000 12,542
OSK Holdings Bhd. 504,000 214,795
Pakuwon Jati Tbk. PT 4,387,500 94,102
Pantai Indah Kapuk Dua Tbk. PT 25,721 14,251
Parque Arauco SA 10,845 46,672
Phoenix Mills Ltd. (The) 3,002 54,523
Plaza SA 10,212 44,954
PNB Holdings Corp.*‡ 46,815 44,863
Poly Developments and Holdings
Group Co. Ltd., Class A 17,100 16,759
Poly Property Services Co. Ltd.,
Class H(b) 55,400 240,620
Prestige Estates Projects Ltd. 2,031 32,269
Radiance Holdings Group Co.
Ltd.*(a)(b) 225,000 52,435
RAK Properties PJSC* 58,880 20,842
Retal Urban Development Co., Class
A 3,420 11,598
Robinsons Land Corp. 580,500 178,447
Ruentex Development Co. Ltd. 39,428 36,083
Salhia Real Estate Co. KSCP 15,840 20,129
Sansiri PCL, NVDR 2,245,500 97,770
Saudi Real Estate Co.* 8,775 33,853
Seazen Group Ltd.*(a) 94,000 31,415
Shanghai Jinqiao Export Processing
Zone Development Co. Ltd., Class
B 90,092 68,920
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
A 9,200 10,857
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
B 4,900 2,078
Shenzhen Overseas Chinese Town
Co. Ltd., Class A* 32,200 12,697
Sichuan Languang Justbon Services
Group Co. Ltd., Class H*‡ 26,500 —
SignatureGlobal India Ltd.* 1,472 14,421
Sime Darby Property Bhd. 67,600 25,723
Sinic Holdings Group Co. Ltd.*‡ 318,000 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Sinyi Realty, Inc. 90,000 $ 62,774
SM Prime Holdings, Inc. 112,500 41,270
Sobha Ltd. 1,104 17,405
SP Setia Bhd. Group 927,000 231,632
Sunac China Holdings Ltd.*(a) 184,000 28,508
Supalai PCL, NVDR 248,300 143,622
Talaat Moustafa Group 19,728 36,358
TECOM Group PJSC 14,398 14,740
Tera Yatirim Teknoloji Holding A/S,
REIT* 19,170 6,056
Tropicana Corp. Bhd.* 50,600 15,147
UEM Sunrise Bhd. 64,400 10,701
Umm Al Qura for Development &
Construction Co.* 6,615 33,915
UOA Development Bhd. 9,700 4,601
WHA Corp. PCL, NVDR 227,890 25,060
Yea Shin International Development
Co. Ltd. 154,494 120,767
Youngor Fashion Co. Ltd., Class A 14,400 15,232
Yuexiu Property Co. Ltd.(a) 19,079 11,140
Yungshin Construction &
Development Co. Ltd. 36,129 68,079
Zhuhai Huafa Properties Co. Ltd.,
Class A 4,900 3,004
9,341,746
Residential REITs -
0 .0% (d)
Dubai Residential REIT, REIT(b) 249,300 88,923
Emlak Konut Gayrimenkul Yatirim
Ortakligi A/S, REIT 51,117 29,970
118,893
Retail REITs -
0 .8%
Axtra Future City Freehold and
Leasehold REIT, REIT 436,400 176,141
CPN Retail Growth Leasehold REIT,
REIT 813,000 291,972
Fairvest Ltd., Class B, REIT 599,310 247,385
Hyprop Investments Ltd., REIT(a) 131,805 468,457
IGB REIT, REIT 39,800 29,582
LOTTE REIT Co. Ltd., REIT 2,174 6,593
Pavilion REIT, REIT 15,000 7,382
Resilient REIT Ltd., REIT(a) 100,980 512,031
Sunway REIT, REIT 30,900 20,302
Vukile Property Fund Ltd., REIT 452,115 699,140
Yeni Gimat Gayrimenkul Ortakligi
A/S, REIT 5,040 16,177
2,475,162
Semiconductors & Semiconductor Equipment -
11 .2%
3peak, Inc., Class A* 552 16,120
AblePrint Technology Co. Ltd. 1,000 34,795
ACM Research Shanghai, Inc., Class
A 1,081 29,372
ADATA Technology Co. Ltd. 6,526 75,380
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Advanced Echem Materials Co. Ltd. 1,000 $ 27,359
Advanced Wireless Semiconductor
Co. 5,104 18,165
Airoha Technology Corp. 1,250 17,258
Alchip Technologies Ltd. 1,100 109,231
Amlogic Shanghai Co. Ltd., Class A* 1,104 13,917
Anji Microelectronics Technology
Shanghai Co. Ltd., Class A 214 8,308
AP Memory Technology Corp. 2,224 30,353
Ardentec Corp. 10,486 53,146
ASE Technology Holding Co. Ltd. 45,105 425,681
ASMedia Technology, Inc. 464 19,020
ASPEED Technology, Inc. 400 112,869
ASR Microelectronics Co. Ltd., Class
A* 987 12,598
Beijing Jingyi Automation Equipment
Co. Ltd., Class A 1,080 18,240
Biwin Storage Technology Co. Ltd.,
Class A* 1,710 46,089
Brite Semiconductor Shanghai Co.
Ltd., Class A 990 19,421
Cambricon Technologies Corp. Ltd.,
Class A* 490 88,775
Chengdu Sino Microelectronics
Technology Co. Ltd., Class A 2,700 19,650
China Resources Microelectronics
Ltd., Class A 1,610 14,776
Chipbond Technology Corp. 17,001 29,605
ChipMOS Technologies, Inc. 31,412 60,089
CSI Solar Co. Ltd., Class A 18,000 39,583
DB HiTek Co. Ltd. 10,395 764,062
Doosan Tesna, Inc. 540 25,436
Dosilicon Co. Ltd., Class A* 1,305 25,289
Duk San Neolux Co. Ltd.* 506 13,727
Elan Microelectronics Corp. 6,036 22,441
Elite Advanced Laser Corp. 3,511 28,115
Elite Semiconductor Microelectronics
Technology, Inc. 7,036 43,598
eMemory Technology, Inc. 900 52,336
Ennostar, Inc. 225,000 251,311
Eo Technics Co. Ltd.* 180 47,020
Episil Technologies, Inc.* 6,292 11,956
Eugene Technology Co. Ltd. 315 24,291
Everlight Electronics Co. Ltd. 135,000 238,513
Faraday Technology Corp. 4,154 22,044
Fitipower Integrated Technology, Inc. 33,845 158,094
Flat Glass Group Co. Ltd., Class H* 1,000 1,398
Formosa Sumco Technology Corp. 1,000 4,480
Foxsemicon Integrated Technology,
Inc. 2,650 23,915
GalaxyCore, Inc., Class A 5,014 11,625
GCL System Integration Technology
Co. Ltd., Class A* 9,800 4,640
GCL Technology Holdings Ltd.* 315,000 43,561
GemVax & Kael Co. Ltd.* 900 26,917
Global Mixed Mode Technology, Inc. 2,448 18,903

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Global Unichip Corp. 1,432 $ 119,220
Globalwafers Co. Ltd. 4,187 66,125
Grand Process Technology Corp. 500 26,533
Greatech Technology Bhd.* 40,500 18,082
Greatek Electronics, Inc. 103,849 295,014
Gudeng Precision Industrial Co. Ltd. 1,812 23,175
Guobo Electronics Co. Ltd., Class A 1,395 25,421
Hana Micron, Inc.* 2,610 68,450
Hangzhou First Applied Material Co.
Ltd., Class A 9,200 22,522
Hanmi Semiconductor Co. Ltd. 540 79,158
HPSP Co. Ltd.* 765 24,713
Hua Hong Semiconductor Ltd., Class
H*(b) 6,000 89,504
Hwatsing Technology Co. Ltd., Class
A 1,164 31,641
Hygon Information Technology Co.
Ltd., Class A 2,235 85,058
Inari Amertron Bhd. 16,200 6,616
InnoScience Suzhou Technology
Holding Co. Ltd., Class H*(a) 4,600 33,898
ISC Co. Ltd. 225 23,557
ITE Technology, Inc. 4,100 15,634
ITH Corp. 90,000 115,825
JA Solar Technology Co. Ltd., Class
A* 9,200 14,975
Jentech Precision Industrial Co. Ltd. 1,287 116,145
Jusung Engineering Co. Ltd.* 1,152 33,094
King Yuan Electronics Co. Ltd. 16,835 158,346
Kinsus Interconnect Technology
Corp. 4,000 32,030
Koh Young Technology, Inc. 1,932 45,166
LandMark Optoelectronics Corp. 3,048 96,854
LEENO Industrial, Inc.* 530 38,993
LONGi Green Energy Technology
Co. Ltd., Class A* 5,848 15,048
LX Semicon Co. Ltd. 3,285 124,836
M31 Technology Corp. 460 6,855
Machvision, Inc. 1,235 18,484
Macronix International Co. Ltd.* 31,104 91,721
Marketech International Corp. 2,489 22,462
MediaTek, Inc. 20,290 1,134,744
Montage Technology Co. Ltd., Class
A 1,608 42,083
MPI Corp. 1,428 114,122
Nanya Technology Corp.* 12,499 129,677
NAURA Technology Group Co. Ltd.,
Class A 980 67,025
Nexchip Semiconductor Corp., Class
A 9,000 47,380
Novatek Microelectronics Corp. 9,312 110,963
Nuvoton Technology Corp. 4,000 7,944
OmniVision Integrated Circuits
Group, Inc., Class A 900 15,698
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Orient Semiconductor Electronics
Ltd. 14,256 $ 26,319
Pan Jit International, Inc. 8,000 22,981
Parade Technologies Ltd. 1,400 23,534
Philoptics Co. Ltd.* 495 18,983
Phison Electronics Corp. 2,776 209,942
Phoenix Silicon International Corp. 4,061 21,873
Pixart Imaging, Inc. 3,200 20,286
Powerchip Semiconductor
Manufacturing Corp.* 52,000 114,840
Powertech Technology, Inc. 14,550 117,436
Premier Energies Ltd.(b) 1,980 15,496
Primarius Technologies Co. Ltd.,
Class A 3,150 17,626
PSK Holdings, Inc.* 3,465 189,932
Radiant Opto-Electronics Corp. 8,350 32,371
Raydium Semiconductor Corp. 18,024 132,588
Realtek Semiconductor Corp. 6,724 103,306
S&S Tech Corp. 495 31,294
Sanan Optoelectronics Co. Ltd.,
Class A 9,200 21,396
SDI Corp. 1,781 5,025
Shanghai Awinic Technology Co.
Ltd., Class A 1,104 13,098
Shanghai Fudan Microelectronics
Group Co. Ltd., Class A 1,564 18,027
Shanghai Fudan Microelectronics
Group Co. Ltd., Class H 4,000 26,634
Shenyang Fortune Precision
Equipment Co. Ltd., Class A 1,485 22,562
Shenzhen China Micro Semicon Co.
Ltd., Class A 3,375 28,099
Sigurd Microelectronics Corp. 16,300 67,334
Silergy Corp. 4,000 35,653
Silicon Integrated Systems Corp. 5,959 10,017
SIMMTECH Co. Ltd.* 450 18,914
Sino-American Silicon Products, Inc. 16,352 62,353
Sitronix Technology Corp. 5,674 35,248
SK hynix, Inc. 12,195 7,701,303
Skytech, Inc. 1,000 6,578
Skyverse Technology Co. Ltd., Class
A* 1,440 38,350
Smartsens Technology Shanghai Co.
Ltd., Class A 1,170 16,257
Southchip Semiconductor
Technology Shanghai Co. Ltd.,
Class A 2,745 17,382
Suzhou Centec Communications Co.
Ltd., Class A* 1,170 26,197
Suzhou Novosense Microelectronics
Co. Ltd., Class A* 720 19,263
Taiwan Semiconductor Manufacturing
Co. Ltd. 311,489 17,568,890
TCL Zhonghuan Renewable Energy
Technology Co. Ltd., Class A* 13,500 18,282
TechWing, Inc.* 1,150 39,947
Tokai Carbon Korea Co. Ltd. 276 45,636

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Tongwei Co. Ltd., Class A* 4,600 $ 12,049
Topco Scientific Co. Ltd. 2,704 27,753
Trina Solar Co. Ltd., Class A* 4,502 12,148
Unisem M Bhd. 18,000 14,384
United Microelectronics Corp. 278,332 551,888
United Nova Technology Co. Ltd.,
Class A* 29,385 32,098
UPI Semiconductor Corp. 1,358 8,760
Vanguard International
Semiconductor Corp. 15,078 68,754
Verisilicon Microelectronics Shanghai
Co. Ltd., Class A* 1,233 39,395
Via Technologies, Inc. 15,876 26,183
VisEra Technologies Co. Ltd. 1,392 12,606
Visual Photonics Epitaxy Co. Ltd. 4,000 21,354
ViTrox Corp. Bhd. 9,400 10,373
WAAREE Energies Ltd. 322 9,758
Wafer Works Shanghai Co. Ltd.,
Class A 4,860 16,947
Win Semiconductors Corp. 6,961 51,870
Winbond Electronics Corp.* 45,000 183,746
WinWay Technology Co. Ltd. 650 80,656
Wonik Holdings Co. Ltd.* 855 25,126
WONIK IPS Co. Ltd.* 675 53,647
Xinjiang Daqo New Energy Co. Ltd.,
Class A* 4,462 15,572
XinTec, Inc. 3,000 15,920
Xinyi Solar Holdings Ltd. 123,637 53,509
YC Corp.* 1,575 21,589
Yuanjie Semiconductor Technology
Co. Ltd., Class A 329 38,968
35,224,568
Software -
0 .3%
360 Security Technology, Inc., Class
A 9,200 16,074
Beijing Kingsoft Office Software, Inc.,
Class A 151 7,320
Beijing Shiji Information Technology
Co. Ltd., Class A 9,200 16,948
Birlasoft Ltd. 6,026 27,386
BlackBuck Ltd.* 2,475 15,069
CE Info Systems Ltd. 506 7,266
CETC Cyberspace Security
Technology Co. Ltd., Class A 4,600 12,750
Dmall, Inc.* 9,200 9,789
Douzone Bizon Co. Ltd. 350 23,683
Horizon Robotics* 108,000 113,812
Inspur Digital Enterprise Technology
Ltd. 12,000 7,683
Intellect Design Arena Ltd. 2,484 24,673
Intelligo Technology, Inc.* 1,000 12,758
Intsig Information Co. Ltd., Class A 765 30,717
Kingdee International Software
Group Co. Ltd.*(a) 40,000 66,328
Investments Shares Value
Software
(continued)
KPIT Technologies Ltd. 2,330 $ 26,391
Marketingforce Management Ltd.*(a) 4,500 24,327
NavInfo Co. Ltd., Class A* 13,500 20,536
Newgen Software Technologies Ltd. 1,920 12,148
Oracle Financial Services Software
Ltd. 322 27,164
Phancy Group Co. Ltd., Class H* 4,500 28,868
Phoenix Group plc* 16,033 4,322
Pony AI, Inc., ADR*(a) 2,208 30,647
Qi An Xin Technology Group, Inc.,
Class A* 2,254 12,061
Shanghai Baosight Software Co.
Ltd., Class A 3,200 10,528
Shanghai Stonehill Technology Co.
Ltd., Class A* 13,800 19,503
Tata Elxsi Ltd. 506 29,283
TOTVS SA 8,200 69,806
Tuya, Inc., Class A 9,200 19,685
Venustech Group, Inc., Class A* 4,700 9,598
Weimob, Inc.*(a)(b) 90,000 27,888
Wuhan Dameng Database Co. Ltd.,
Class A 585 23,797
788,808
Specialty Retail -
1 .5%
Abu Dhabi National Oil Co. for
Distribution PJSC 28,106 31,376
Aditya Birla Fashion and Retail Ltd.* 201,780 145,674
Aditya Birla Lifestyle Brands Ltd.* 10,575 12,074
Aldrees Petroleum and Transport
Services Co. 768 24,469
Ali Alghanim Sons Automotive Co.
KSCC 3,420 12,347
Bluestone Jewellery and Lifestyle
Ltd.* 2,700 12,918
BrainBees Solutions Ltd.* 12,651 38,041
Cartrade Tech Ltd.* 1,058 30,471
China Tourism Group Duty Free
Corp. Ltd., Class A 900 11,576
Chow Tai Fook Jewellery Group Ltd.
(a) 18,000 33,189
Com7 PCL, NVDR 400 278
Cosan SA* 486,000 547,679
Dogan Sirketler Grubu Holding A/S 278,325 138,995
Dogus Otomotiv Servis ve Ticaret A/S 27,540 145,196
Empresas Copec SA 8,235 71,071
Foschini Group Ltd.(a) 105,030 552,934
FSN E-Commerce Ventures Ltd.* 17,844 46,071
HLA Group Corp. Ltd., Class A 5,200 4,587
Home Product Center PCL, NVDR 800 181
Hotai Motor Co. Ltd. 6,120 105,792
Hotel Shilla Co. Ltd.* 900 28,887
Italtile Ltd. 138,735 86,593
Jarir Marketing Co. 4,888 18,597
JUMBO SA 2,520 75,068
Lojas Renner SA 20,820 59,372
M.Video PJSC*‡ 31,680 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
Map Aktif Adiperkasa PT 3,163,582 $ 131,934
Metro Brands Ltd. 1,409 16,091
Motus Holdings Ltd. 50,490 401,307
MR DIY Group M Bhd.(b) 57,600 26,740
Mr Price Group Ltd. 4,140 46,079
National Petroleum Co. Ltd. 2,000 3,654
Oriental Holdings Bhd. 76,500 133,516
Pan German Universal Motors Ltd. 8,370 72,343
Pepkor Holdings Ltd.(b) 27,090 44,729
Petronas Dagangan Bhd. 4,900 26,352
Pop Mart International Group Ltd.
(a)(b) 9,000 257,680
PTT Oil & Retail Business PCL,
NVDR 13,500 5,835
Saudi Automotive Services Co.* 450 6,155
Shanghai Yuyuan Tourist Mart Group
Co. Ltd., Class A 13,800 11,102
Siam Global House PCL, NVDR 36,010 7,897
Topsports International Holdings Ltd.
(b) 52,000 18,843
Trent Ltd. 2,295 94,445
Truworths International Ltd.(a) 124,830 467,796
Ultrapar Participacoes SA 18,000 87,257
United Electronics Co. 874 20,494
Vibra Energia SA 24,099 132,381
We Buy Cars Holdings Ltd.(a) 124,200 355,698
XXF Group Holdings Ltd.*(a) 40,000 58,389
Zhongsheng Group Holdings Ltd. 12,000 17,901
Zhou Liu Fu Jewellery Co. Ltd., Class
H 4,500 15,016
4,693,070
Technology Hardware, Storage & Peripherals -
6 .1%
Acer, Inc. 59,750 47,656
Advantech Co. Ltd. 8,552 81,389
AIC, Inc. 11,836 142,167
Asia Vital Components Co. Ltd. 5,136 238,276
ASROCK, Inc. 1,086 7,437
Asustek Computer, Inc. 16,728 263,651
AURAS Technology Co. Ltd. 1,550 44,820
Catcher Technology Co. Ltd. 7,418 47,261
Chenbro Micom Co. Ltd. 1,000 28,758
Chenming Electronic Technology
Corp. 3,654 13,121
Chicony Electronics Co. Ltd. 13,050 48,518
China Greatwall Technology Group
Co. Ltd., Class A* 5,500 12,562
Clevo Co. 135,000 159,795
Compal Electronics, Inc. 92,000 95,742
CosmoAM&T Co. Ltd.* 874 30,967
Ennoconn Corp. 32,233 290,886
Getac Holdings Corp. 9,843 35,187
Gigabyte Technology Co. Ltd. 11,029 81,657
HTC Corp.* 23,276 33,172
Huaqin Technology Co. Ltd., Class A 2,100 26,130
Investments Shares Value
Technology Hardware, Storage & Peripherals
(continued)
Innodisk Corp. 2,347 $ 59,216
Inventec Corp. 60,230 86,125
JPC connectivity, Inc. 1,842 8,282
King Slide Works Co. Ltd. 1,104 110,154
Kinpo Electronics 427,751 358,158
Legend Holdings Corp., Class H*(b) 184,500 204,824
Lenovo Group Ltd.(a) 150,000 170,557
Lite-On Technology Corp. 31,212 162,656
Micro-Star International Co. Ltd. 16,000 45,860
Mitac Holdings Corp. 15,734 39,448
Netweb Technologies India Ltd. 225 7,692
Pegatron Corp. 53,304 118,058
Qisda Corp. 405,000 324,309
Quanta Computer, Inc. 62,733 558,158
Quanta Storage, Inc. 5,200 17,515
Samsung Electronics Co. Ltd. 110,430 12,313,474
Samsung Electronics Co. Ltd.
(Preference) 18,450 1,504,815
Shanghai Longcheer Technology Co.
Ltd. 4,500 29,350
Shenzhen Transsion Holdings Co.
Ltd., Class A 1,303 10,901
Wistron Corp. 44,429 184,238
Wiwynn Corp. 1,650 187,440
Xiaomi Corp., Class B*(b) 216,000 981,856
19,212,238
Textiles, Apparel & Luxury Goods -
1 .2%
361 Degrees International Ltd.(a) 225,000 165,659
Aksa Akrilik Kimya Sanayii A/S 38,400 9,783
Alpargatas SA (Preference) 4,500 12,351
ANTA Sports Products Ltd. 18,000 180,353
Azzas 2154 SA 45,042 230,047
Bata India Ltd. 2,610 24,404
Bosideng International Holdings Ltd.
(a) 90,000 54,970
China National Gold Group Gold
Jewellery Co. Ltd., Class A 9,200 19,437
Eclat Textile Co. Ltd. 3,546 44,733
F&F Co. Ltd.* 460 23,361
Feng TAY Enterprise Co. Ltd. 11,872 36,291
FF Group*‡ 3,536 —
Formosa Taffeta Co. Ltd. 315,000 166,659
Fuguiniao Group Ltd.*‡ 334,800 —
Fulgent Sun International Holding
Co. Ltd. 45,000 135,272
JNBY Design Ltd.(b) 64,500 159,068
Kalyan Jewellers India Ltd. 5,934 23,330
KPR Mill Ltd. 1,754 16,580
Lao Feng Xiang Co. Ltd., Class B 7,400 25,574
Laopu Gold Co. Ltd., Class H(a) 400 39,848
Li Ning Co. Ltd. 47,500 124,320
Makalot Industrial Co. Ltd. 4,420 42,908
Mavi Giyim Sanayi ve Ticaret A/S,
Class B(b) 204,525 227,321
Misto Holdings Corp. 11,970 390,434
Page Industries Ltd. 94 33,717

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods
(continued)
Pou Chen Corp. 74,600 $ 72,182
Relaxo Footwears Ltd. 2,116 8,999
Ruentex Industries Ltd. 16,940 27,184
Safari Industries India Ltd. 990 21,868
Shenzhou International Group
Holdings Ltd.(a) 9,500 75,784
Shinkong Textile Co. Ltd. 7,600 17,895
Sports Gear Co. Ltd. 31,269 100,852
Swan Corp. Ltd. 8,640 39,604
Tainan Spinning Co. Ltd. 360,000 155,577
Taiwan Paiho Ltd. 97,000 154,115
Titan Co. Ltd. 5,220 225,705
Trident Ltd. 71,865 20,320
Vardhman Textiles Ltd. 38,432 180,634
Vedant Fashions Ltd. 4,320 22,793
Vivara Participacoes SA 5,300 28,527
Vulcabras SA 45,000 154,883
Welspun Living Ltd. 7,370 9,929
Wiselink Co. Ltd. 3,252 20,306
Xtep International Holdings Ltd. 6,449 4,244
Youngone Corp. 480 30,313
Youngone Holdings Co. Ltd. 1,620 232,972
3,791,106
Tobacco -
0 .2%
Eastern Co. SAE 16,785 13,520
Godfrey Phillips India Ltd. 414 9,161
Gudang Garam Tbk. PT 31,582 29,446
ITC Ltd. 40,095 140,417
KT&G Corp. 2,475 264,626
RLX Technology, Inc., ADR 9,614 22,208
Smoore International Holdings Ltd.
(a)(b) 31,000 44,934
524,312
Trading Companies & Distributors -
0 .4%
Adani Enterprises Ltd. 5,265 115,640
BOC Aviation Ltd.(b) 4,900 50,884
Bohai Leasing Co. Ltd., Class A* 18,800 12,040
Brighton-Best International Taiwan,
Inc. 151,624 165,982
Chin Hin Group Bhd.* 18,800 11,017
CITIC Metal Co. Ltd., Class A 9,000 19,351
COSCO SHIPPING Development
Co. Ltd., Class A 37,600 14,394
Ferreycorp SAA 271,620 330,109
HextarTechnologies Solutions Bhd.* 41,400 11,815
Hyundai GF Holdings 9,540 61,506
IndiaMart InterMesh Ltd.(b) 715 17,115
LX International Corp. 8,325 221,225
Posco International Corp. 1,035 44,869
Realord Group Holdings Ltd.* 14,000 28,019
Shanxi Coal International Energy
Group Co. Ltd., Class A 11,400 18,506
Investments Shares Value
Trading Companies & Distributors
(continued)
Sinochem International Corp., Class
A* 18,800 $ 12,635
SK Networks Co. Ltd. 35,235 137,082
Xiamen C & D, Inc., Class A 9,400 12,906
Xiamen ITG Group Corp. Ltd., Class
A 13,800 13,882
1,298,977
Transportation Infrastructure -
0 .7%
Abu Dhabi Ports Co. PJSC* 22,050 30,980
Adani Ports & Special Economic
Zone Ltd. 11,790 181,975
Airports of Thailand PCL 54,000 86,668
Airports of Thailand PCL, NVDR 4,500 7,187
Bangkok Expressway & Metro PCL,
NVDR 18,200 3,037
Beibuwan Port Co. Ltd., Class A 4,900 6,897
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A 61,900 43,384
China Merchants Expressway
Network & Technology Holdings
Co. Ltd., Class A 9,600 12,959
China Merchants Port Holdings Co.
Ltd. 34,521 69,531
COSCO SHIPPING International
Hong Kong Co. Ltd. 120,000 97,417
COSCO SHIPPING Ports Ltd. 12,544 9,942
Evergreen International Storage &
Transport Corp. 90,000 161,582
GMR Airports Ltd.* 45,394 46,333
Grindrod Ltd.(a) 183,870 197,427
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 3,600 52,785
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 5,400 149,365
Grupo Aeroportuario del Sureste
SAB de CV, Class B 2,350 81,907
Guangdong Provincial Expressway
Development Co. Ltd., Class B 9,800 10,930
Huaihe Energy Group Co. Ltd., Class
A* 23,000 11,320
International Container Terminal
Services, Inc. 10,800 117,757
Jasa Marga Persero Tbk. PT 774,023 164,166
Jiangsu Expressway Co. Ltd., Class
H(a) 32,000 42,204
JSW Infrastructure Ltd. 1,564 4,395
Motiva Infraestrutura de Mobilidade
SA 23,282 74,530
Ningbo Zhoushan Port Co. Ltd.,
Class A 23,500 13,224
Novorossiysk Commercial Sea Port
PJSC*‡ 189,696 —
Piraeus Port Authority SA 1,890 89,488
Promotora y Operadora de
Infraestructura SAB de CV 2,025 31,899

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Qingdao Port International Co. Ltd.,
Class A 5,200 $ 7,132
Qingdao Port International Co. Ltd.,
Class H(b) 23,000 22,117
Salik Co. PJSC 25,267 43,893
Saudi Ground Services Co. 1,815 17,895
Shanghai International Port Group
Co. Ltd., Class A 19,300 13,860
Shenzhen Expressway Corp. Ltd.,
Class H 18,000 17,286
Shenzhen International Holdings Ltd. 26,562 30,610
Shenzhen Yan Tian Port Holding Co.
Ltd., Class A 27,000 17,797
Sociedad Matriz SAAM SA 217,948 34,817
Taiwan High Speed Rail Corp. 46,000 39,978
TangShan Port Group Co. Ltd., Class
A 23,300 14,352
TAV Havalimanlari Holding A/S* 4,067 32,518
WCE Holdings Bhd.* 64,400 11,599
Westports Holdings Bhd. 17,569 27,231
Zhejiang Expressway Co. Ltd., Class
H 52,000 49,072
2,179,446
Water Utilities -
0 .5%
Aguas Andinas SA, Class A 69,842 31,149
AlKhorayef Water & Power
Technologies Co. 225 7,427
Beijing Capital Eco-Environment
Protection Group Co. Ltd., Class A 24,000 10,638
Beijing Enterprises Water Group Ltd. 132,000 45,467
China Water Affairs Group Ltd.(a) 206,000 142,438
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,868 158,279
Cia de Saneamento de Minas Gerais
Copasa MG 4,500 43,964
Cia De Sanena Do Parana* 81,000 722,193
Guangdong Investment Ltd. 56,000 52,919
Inversiones Aguas Metropolitanas SA 126,675 162,813
Luenmei Quantum Co. Ltd., Class A 13,800 13,962
Manila Water Co., Inc. 355,500 245,129
Miahona 4,500 21,812
National Central Cooling Co. PJSC 25,990 21,230
VA Tech Wabag Ltd. 987 11,563
1,690,983
Wireless Telecommunication Services -
0 .9%
Advanced Info Service PCL, NVDR 13,500 149,738
America Movil SAB de CV, Series B 387,000 401,791
Axiata Group Bhd. 18,004 10,505
Bharti Airtel Ltd. 37,395 800,321
Bharti Hexacom Ltd. 874 14,678
Celcomdigi Bhd. 36,000 29,772
Etihad Etisalat Co. 5,130 96,289
Investments Shares Value
Wireless Telecommunication Services
(continued)
Far EasTone Telecommunications
Co. Ltd. 27,936 $ 78,828
Globe Telecom, Inc. 675 18,010
Indosat Tbk. PT 127,200 16,899
Kuwait Telecommunications Co. 5,658 12,149
Maxis Bhd. 42,000 40,700
Mobile Telecommunications Co.
KSCP 50,355 83,679
Mobile Telecommunications Co.
Saudi Arabia 6,750 19,724
Mobile TeleSystems PJSC*‡ 31,356 —
MTN Group Ltd. 37,845 426,955
PLDT, Inc. 1,350 30,723
Sistema AFK PAO*‡ 122,643 —
SK Telecom Co. Ltd. 2,205 111,062
Taiwan Mobile Co. Ltd. 20,000 67,048
TIM SA 18,000 84,301
Turkcell Iletisim Hizmetleri A/S 22,095 59,388
Vodacom Group Ltd. 11,295 106,037
Vodafone Idea Ltd.* 315,090 38,261
Vodafone Qatar PQSC 44,198 30,882
XLSMART Telecom Sejahtera Tbk.
PT 127,502 25,067
2,752,807
Total Common Stocks
(Cost $190,627,409) 312,436,537
Number
of Rights
RIGHTS - 0 .0% (d)
Communications Equipment - 0.0%(d)
FOCI Fiber Optic Communications,
Inc., expiring 2/3/2026, price 1.00
TWD* 144 460
Semiconductors & Semiconductor Equipment - 0.0%(d)
Kinsus Interconnect Technology
Corp., expiring 3/10/2026, price 1.00
TWD 459 1,561
Total Rights
(Cost $–) 2,021
Shares
PREFERRED STOCKS -
0 .0% (d)
Automobiles -
0 .0% (d)
TVS Motor Co. Ltd.
6.00%, 09/01/26
*‡
(Cost $1,489)
13,616 1,450

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 0 .7% (e)
REPURCHASE AGREEMENTS - 0 .7%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$1,547,023, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $1,562,671 $ 1,546,709 $ 1,546,709
National Bank of Canada Financial Inc.
3.80%, dated 1/31/2026, due
2/2/2026, repurchase price
$580,122, collateralized by
various Common Stocks; total
market value $637,405 580,000 580,000
2,126,709
Total Securities Lending Reinvestments
(Cost $2,126,709) 2,126,709
Total Investments - 100.0%
(Cost $192,755,607) 314,566,717
Liabilities in excess of other assets - 0.0% (8,145)
NET ASSETS - 100.0% $314,558,572
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $11,528,986, collateralized in
the form of cash with a value of $2,126,709 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $5,613,007 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates
ranging from February 17, 2026 – November 15, 2055
and $4,842,633 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 25, 2026 – June 30, 2120; a total value of
$12,582,349.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At January
31, 2026, the value of these securities amounted to
approximately $16,215 or 0.01% of net assets.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $2,126,709.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
Futures Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index 53 03/20/2026 USD $ 4,030,120 $ 323,844

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
BRL
*
1,148,000 Citibank NA USD 210,034 03/18/2026 $ 7,127
KRW
*
2,453,277,000 Citibank NA USD 1,667,038 03/18/2026 39,999
TWD
*
140,543,000 BNP Paribas SA USD 4,445,411 03/18/2026 32,772
USD 317,692 Goldman Sachs & Co. HKD 2,466,137 03/18/2026 1,456
USD 3,370,464 Morgan Stanley HKD 26,245,000 03/18/2026 5,031
USD 1,162,931 Citibank NA INR
*
106,074,000 03/18/2026 13,013
USD 170,713 Goldman Sachs & Co. INR
*
15,531,500 03/18/2026 2,341
USD 274,613 Goldman Sachs & Co. TWD
*
8,556,120 03/18/2026 1,986
Total unrealized appreciation $ 103,725
HKD 22,980,000 JPMorgan Chase Bank NA USD 2,959,654 03/18/2026 $ (12,897)
INR
*
104,930,000 Goldman Sachs & Co. USD 1,161,205 03/18/2026 (23,689)
USD 228,776 Citibank NA BRL
*
1,270,000 03/18/2026 (11,463)
USD 667,711 Goldman Sachs & Co. BRL
*
3,750,000 03/18/2026 (41,656)
USD 173,670 JPMorgan Chase Bank NA KRW
*
254,462,590 03/18/2026 (3,390)
USD 1,699,482 Toronto-Dominion Bank (The) KRW
*
2,502,470,000 03/18/2026 (41,784)
USD 22,174 Goldman Sachs & Co. MXN 404,000 03/18/2026 (1,025)
USD 4,551,536 Citibank NA TWD
*
144,000,000 03/18/2026 (36,800)
USD 55,787 Morgan Stanley ZAR 950,000 03/18/2026 (3,260)
Total unrealized depreciation $ (175,964)
Net unrealized depreciation $ (72,239)
*
Non-deliverable forward.
Abbreviations:
BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 0 .0
†
Belgium 0 .0
†
Brazil 5 .8%
Chile 1 .0
China 21 .5
Colombia 0 .5
Czech Republic 0 .1
Egypt 0 .3
Germany 0 .0
†
Greece 0 .7
Hungary 0 .3
India 10 .8
Indonesia 2 .0
Kuwait 0 .7
Luxembourg 0 .0
†
Malaysia 2 .1
Mexico 2 .0
North Korea 0 .0
†
Peru 0 .6
Philippines 0 .8
Qatar 1 .2
Saudi Arabia 2 .1
Singapore 0 .0
†
South Africa 4 .7
South Korea 18 .3
Taiwan 18 .4
Thailand 1 .6
Turkey 1 .4
United Arab Emirates 2 .3
United States 0 .1
Other
1
0 .7
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .3%
Rights 0 .0
†
Preferred Stocks 0 .0
†
Securities Lending Reinvestments 0 .7
Others
(1)
—
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
US Quality Large Cap Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .7%
Aerospace & Defense -
1 .8%
GE Aerospace 28,575 $ 8,766,524
General Dynamics Corp. 1,905 668,826
Lockheed Martin Corp. 6,858 4,349,481
13,784,831
Air Freight & Logistics -
1 .2%
CH Robinson Worldwide, Inc. 22,098 4,308,005
Expeditors International of
Washington, Inc. 21,336 3,425,282
United Parcel Service, Inc., Class B 18,669 1,983,021
9,716,308
Automobile Components -
0 .5%
Aptiv plc* 49,149 3,723,037
Automobiles -
1 .3%
Ford Motor Co.(a) 80,772 1,121,115
Tesla, Inc.* 20,955 9,019,242
10,140,357
Banks -
5 .6%
Bank of America Corp. 207,264 11,026,445
Citigroup, Inc. 115,443 13,357,909
East West Bancorp, Inc. 1,143 130,805
JPMorgan Chase & Co. 48,387 14,801,099
US Bancorp 14,478 812,361
Wells Fargo & Co. 40,386 3,654,529
43,783,148
Biotechnology -
1 .5%
AbbVie, Inc. 6,858 1,529,403
Amgen, Inc. 12,192 4,168,201
Gilead Sciences, Inc. 31,242 4,434,802
Incyte Corp.* 762 76,253
United Therapeutics Corp.* 2,667 1,252,130
11,460,789
Broadline Retail -
3 .1%
Amazon.com, Inc.* 80,772 19,328,739
eBay, Inc. 40,767 3,718,766
MercadoLibre, Inc.* 762 1,636,616
24,684,121
Building Products -
0 .4%
Carlisle Cos., Inc.(a) 4,953 1,688,428
Masco Corp. 22,098 1,460,457
3,148,885
Capital Markets -
3 .3%
Bank of New York Mellon Corp. (The) 42,672 5,117,226
Goldman Sachs Group, Inc. (The) 10,287 9,622,563
Morgan Stanley 31,623 5,780,684
Robinhood Markets, Inc., Class A* 4,191 416,921
Investments Shares Value
Capital Markets
(continued)
State Street Corp. 35,052 $ 4,586,905
25,524,299
Chemicals -
0 .6%
CF Industries Holdings, Inc. 47,625 4,440,079
DuPont de Nemours, Inc. 12,192 535,472
4,975,551
Communications Equipment -
1 .8%
Arista Networks, Inc.* 17,526 2,484,135
Cisco Systems, Inc. 140,970 11,040,770
F5, Inc.* 2,286 630,045
14,154,950
Construction & Engineering -
0 .1%
EMCOR Group, Inc. 1,524 1,098,393
Consumer Finance -
1 .5%
Capital One Financial Corp. 35,052 7,673,935
Synchrony Financial 54,864 3,984,772
11,658,707
Consumer Staples Distribution & Retail -
0 .4%
Kroger Co. (The) 50,292 3,160,852
Target Corp. 1,905 200,921
3,361,773
Diversified REITs -
0 .0% (b)
WP Carey, Inc., REIT(a) 2,286 159,449
Diversified Telecommunication Services -
0 .9%
AT&T, Inc. 227,076 5,951,662
Comcast Corp., Class A 35,433 1,054,132
7,005,794
Electric Utilities -
2 .7%
Edison International 67,056 4,176,248
Evergy, Inc. 49,530 3,800,437
Exelon Corp.(a) 89,916 4,026,438
NRG Energy, Inc. 22,860 3,489,122
PPL Corp. 53,340 1,933,575
Southern Co. (The) 42,291 3,777,009
21,202,829
Electrical Equipment -
0 .4%
Emerson Electric Co. 9,525 1,399,794
GE Vernova, Inc. 2,286 1,660,482
3,060,276
Electronic Equipment, Instruments & Components -
1 .0%
Amphenol Corp., Class A 20,193 2,909,407
Flex Ltd.*(a) 14,097 888,675
Jabil, Inc. 13,335 3,162,929
Zebra Technologies Corp., Class A* 2,286 537,164
7,498,175

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Entertainment -
1 .5%
Electronic Arts, Inc. 8,763 $ 1,786,951
Netflix, Inc.* 53,340 4,453,356
Spotify Technology SA* 7,620 3,812,667
Warner Bros Discovery, Inc.* 61,722 1,699,824
11,752,798
Financial Services -
2 .9%
Berkshire Hathaway, Inc., Class B* 32,004 15,378,882
Fidelity National Information
Services, Inc. 26,289 1,452,467
Fiserv, Inc.* 12,192 776,996
Global Payments, Inc. 48,387 3,471,284
PayPal Holdings, Inc. 30,480 1,605,991
22,685,620
Food Products -
0 .4%
Tyson Foods, Inc., Class A 44,577 2,912,215
Ground Transportation -
0 .0% (b)
Uber Technologies, Inc.* 2,286 182,994
Health Care Equipment & Supplies -
1 .1%
Abbott Laboratories 6,858 749,579
GE HealthCare Technologies, Inc. 4,953 391,138
Hologic, Inc.* 15,621 1,170,482
IDEXX Laboratories, Inc.* 1,905 1,277,226
Medtronic plc 6,477 666,872
ResMed, Inc.(a) 16,383 4,231,893
Stryker Corp. 1,143 422,407
8,909,597
Health Care Providers & Services -
3 .0%
Cardinal Health, Inc. 11,430 2,456,078
Cencora, Inc. 9,525 3,421,570
Centene Corp.* 30,480 1,320,394
Cigna Group (The) 15,240 4,177,436
CVS Health Corp. 8,382 624,627
HCA Healthcare, Inc. 7,239 3,534,587
McKesson Corp. 7,620 6,333,820
Tenet Healthcare Corp.* 8,763 1,658,661
23,527,173
Health Care Technology -
0 .1%
Veeva Systems, Inc., Class A* 2,667 543,855
Hotels, Restaurants & Leisure -
1 .2%
Booking Holdings, Inc. 850 4,251,564
DoorDash, Inc., Class A* 2,667 545,722
Expedia Group, Inc. 4,953 1,311,752
Royal Caribbean Cruises Ltd.(a) 11,049 3,587,058
9,696,096
Household Durables -
0 .4%
NVR, Inc.* 381 2,909,213
Investments Shares Value
Household Products -
0 .9%
Colgate-Palmolive Co. 24,384 $ 2,201,631
Kimberly-Clark Corp.(a) 19,812 1,981,002
Procter & Gamble Co. (The) 17,145 2,602,097
6,784,730
Industrial Conglomerates -
0 .4%
3M Co. 18,288 2,800,990
Insurance -
1 .5%
Aflac, Inc. 33,528 3,719,932
American International Group, Inc. 57,912 4,336,450
MetLife, Inc. 40,386 3,185,648
Prudential Financial, Inc. 7,620 846,658
12,088,688
Interactive Media & Services -
10 .7%
Alphabet, Inc., Class A 104,013 35,156,394
Alphabet, Inc., Class C 93,726 31,729,063
Meta Platforms, Inc., Class A 23,622 16,925,163
83,810,620
IT Services -
0 .9%
Accenture plc, Class A 12,192 3,214,299
Cognizant Technology Solutions
Corp., Class A 27,432 2,251,070
Gartner, Inc.*(a) 1,905 399,307
Twilio, Inc., Class A* 9,525 1,147,381
7,012,057
Life Sciences Tools & Services -
0 .2%
ICON plc*(a) 4,191 755,428
Medpace Holdings, Inc.* 1,524 887,699
Waters Corp.* 762 282,489
1,925,616
Machinery -
1 .6%
Caterpillar, Inc. 7,620 5,009,083
Cummins, Inc. 5,334 3,087,426
Illinois Tool Works, Inc. 16,764 4,379,763
Snap-on, Inc. 762 278,976
12,755,248
Media -
0 .1%
Fox Corp., Class A 3,810 277,292
Omnicom Group, Inc. 7,620 587,045
864,337
Metals & Mining -
1 .3%
Agnico Eagle Mines Ltd.(a) 14,478 2,758,059
Newmont Corp. 66,294 7,448,131
10,206,190
Multi-Utilities -
1 .0%
Consolidated Edison, Inc. 38,862 4,143,855
Public Service Enterprise Group, Inc. 40,767 3,357,570
7,501,425

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels -
1 .5%
Devon Energy Corp. 27,432 $ 1,103,041
EOG Resources, Inc. 40,005 4,485,760
Marathon Petroleum Corp.(a) 11,430 2,013,852
Valero Energy Corp. 24,384 4,423,989
12,026,642
Pharmaceuticals -
4 .9%
Bristol-Myers Squibb Co. 127,254 7,005,333
Eli Lilly & Co. 6,096 6,322,466
Johnson & Johnson 60,960 13,853,160
Merck & Co., Inc. 56,769 6,259,917
Pfizer, Inc. 32,766 866,333
Royalty Pharma plc, Class A 103,251 4,303,502
38,610,711
Professional Services -
0 .8%
Automatic Data Processing, Inc. 6,096 1,504,615
Leidos Holdings, Inc. 20,574 3,873,673
Paychex, Inc.(a) 6,096 628,680
6,006,968
Real Estate Management & Development -
0 .6%
CBRE Group, Inc., Class A* 27,432 4,672,493
Jones Lang LaSalle, Inc.* 1,143 409,091
5,081,584
Residential REITs -
0 .7%
AvalonBay Communities, Inc.,
REIT(a) 2,286 406,154
Equity Residential, REIT 69,342 4,321,393
Essex Property Trust, Inc., REIT(a) 1,524 383,850
5,111,397
Retail REITs -
0 .5%
Simon Property Group, Inc., REIT 20,955 4,008,901
Semiconductors & Semiconductor Equipment -
14 .0%
Advanced Micro Devices, Inc.* 6,096 1,443,106
Analog Devices, Inc. 4,953 1,539,789
Applied Materials, Inc. 25,146 8,105,059
Broadcom, Inc. 65,151 21,584,526
KLA Corp. 5,715 8,160,677
Lam Research Corp. 23,622 5,514,792
Micron Technology, Inc. 5,334 2,212,970
NVIDIA Corp. 300,228 57,382,577
QUALCOMM, Inc. 25,527 3,869,638
109,813,134
Software -
7 .2%
Adobe, Inc.* 9,906 2,904,934
AppLovin Corp., Class A* 4,191 1,982,804
Check Point Software Technologies
Ltd.*(a) 15,621 2,804,126
Fair Isaac Corp.*(a) 762 1,114,935
Fortinet, Inc.* 32,766 2,662,565
Intuit, Inc. 10,287 5,132,390
Investments Shares Value
Software
(continued)
Microsoft Corp. 79,248 $ 34,099,622
Oracle Corp. 1,143 188,115
Palantir Technologies, Inc., Class A* 20,574 3,015,943
Roper Technologies, Inc. 2,667 990,070
Salesforce, Inc. 5,334 1,132,355
Zoom Communications, Inc., Class
A*(a) 6,477 596,532
56,624,391
Specialized REITs -
0 .5%
VICI Properties, Inc., Class A, REIT 129,921 3,648,182
Specialty Retail -
0 .9%
Best Buy Co., Inc. 14,859 967,321
Home Depot, Inc. (The) 3,810 1,427,188
Lowe's Cos., Inc. 9,525 2,543,746
Williams-Sonoma, Inc. 11,430 2,339,150
7,277,405
Technology Hardware, Storage & Peripherals -
8 .3%
Apple, Inc. 205,740 53,385,415
Dell Technologies, Inc., Class C 15,240 1,744,066
NetApp, Inc. 30,861 2,973,457
Western Digital Corp.(a) 26,289 6,578,297
64,681,235
Textiles, Apparel & Luxury Goods -
1 .0%
Deckers Outdoor Corp.* 19,050 2,273,427
Ralph Lauren Corp., Class A 5,334 1,885,089
Tapestry, Inc. 30,861 3,916,569
8,075,085
Tobacco -
1 .3%
Altria Group, Inc. 91,821 5,691,984
Philip Morris International, Inc. 26,289 4,717,298
10,409,282
Trading Companies & Distributors -
0 .2%
WW Grainger, Inc. 1,143 1,234,371
Total Common Stocks
(Cost $603,814,031) 781,620,422
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .3% (c)
REPURCHASE AGREEMENTS - 2 .3%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$8,923,958, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $9,014,225 $ 8,922,144 8,922,144

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Securities (USA) LLC
3.73%, dated 1/31/2026, due
2/2/2026, repurchase price
$5,001,036, collateralized by
various Common Stocks; total
market value $5,466,743 $ 5,000,000 $ 5,000,000
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$4,000,842, collateralized by
various Common Stocks; total
market value $4,422,241 4,000,000 4,000,000
17,922,144
Total Securities Lending Reinvestments
(Cost $17,922,144) 17,922,144
Total Investments - 102.0%
(Cost $621,736,175) 799,542,566
Liabilities in excess of other assets - (2.0%) (15,718,358)
NET ASSETS - 100.0% $783,824,208
* Non-income producing security.
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $25,185,139, collateralized in
the form of cash with a value of $17,922,144 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $8,446,004 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from February 5, 2026 – May 15, 2055; a total value of
$26,368,148.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $17,922,144.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares
®
US Quality Large Cap Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 6 03/20/2026 USD $ 2,089,725 $ 15,524
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .7%
Securities Lending Reinvestments 2 .3
Others
(1)
( 2 .0 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
US ESG Select Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.5%
Air Freight & Logistics -
0.4%
FedEx Corp. 372 $ 119,877
United Parcel Service, Inc., Class B 3,224 342,453
462,330
Automobile Components -
0.0%(a)
Aptiv plc* 310 23,483
Automobiles -
3.0%
General Motors Co. 4,216 354,144
Rivian Automotive, Inc., Class A* 2,356 34,751
Tesla, Inc.* 7,750 3,335,678
3,724,573
Banks -
7.7%
Bank of America Corp. 30,070 1,599,724
Citigroup, Inc. 9,610 1,111,973
Fifth Third Bancorp 1,829 91,852
JPMorgan Chase & Co. 14,663 4,485,265
KeyCorp 3,069 66,045
Regions Financial Corp. 3,007 85,700
Truist Financial Corp. 4,743 243,885
US Bancorp 7,099 398,325
Wells Fargo & Co. 16,833 1,523,218
9,605,987
Beverages -
2.3%
Coca-Cola Co. (The) 20,925 1,565,399
Coca-Cola Europacific Partners plc 1,116 102,337
Keurig Dr Pepper, Inc. 5,673 155,667
Monster Beverage Corp.* 1,922 155,221
PepsiCo, Inc. 6,107 938,219
2,916,843
Biotechnology -
1.0%
AbbVie, Inc. 3,162 705,158
Vertex Pharmaceuticals, Inc.* 1,116 524,408
1,229,566
Broadline Retail -
3.5%
Amazon.com, Inc.* 17,298 4,139,411
eBay, Inc. 1,984 180,981
4,320,392
Building Products -
0.6%
Allegion plc 341 56,398
Carrier Global Corp. 1,178 70,185
Lennox International, Inc.(b) 155 76,738
Trane Technologies plc 1,178 495,443
698,764
Capital Markets -
3.9%
Bank of New York Mellon Corp. (The) 3,193 382,905
BlackRock, Inc. 775 867,178
Investments Shares Value
Capital Markets
(continued)
Goldman Sachs Group, Inc. (The) 1,333 $ 1,246,902
Intercontinental Exchange, Inc. 3,007 522,556
Moody's Corp. 279 143,841
Morgan Stanley 2,201 402,343
MSCI, Inc., Class A 341 207,744
Nasdaq, Inc. 1,519 147,176
Northern Trust Corp.(c) 651 97,279
S&P Global, Inc. 1,333 703,544
State Street Corp. 961 125,756
4,847,224
Chemicals -
0.5%
Corteva, Inc. 2,387 173,774
Dow, Inc. 1,271 35,016
DuPont de Nemours, Inc. 1,457 63,991
Ecolab, Inc. 744 209,801
Sherwin-Williams Co. (The) 589 208,883
691,465
Commercial Services & Supplies -
0.3%
Cintas Corp. 1,798 344,119
Communications Equipment -
1.7%
Arista Networks, Inc.* 1,984 281,212
Cisco Systems, Inc. 17,670 1,383,914
F5, Inc.* 62 17,088
Lumentum Holdings, Inc.*(b) 310 121,471
Motorola Solutions, Inc. 744 299,490
2,103,175
Construction & Engineering -
0.0%(a)
AECOM 434 41,851
Construction Materials -
0.3%
CRH plc 2,387 292,193
Vulcan Materials Co. 248 74,534
366,727
Consumer Staples Distribution & Retail -
4.0%
Costco Wholesale Corp. 1,581 1,486,535
Dollar General Corp. 372 53,356
Dollar Tree, Inc.* 899 105,713
Kroger Co. (The) 3,255 204,577
Sysco Corp. 2,542 213,147
Target Corp. 713 75,200
US Foods Holding Corp.*(b) 558 46,660
Walmart, Inc. 23,684 2,821,712
5,006,900
Containers & Packaging -
0.1%
Ball Corp. 651 37,022
Smurfit WestRock plc 1,674 69,689
106,711

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified REITs -
0.1%
WP Carey, Inc., REIT 1,023 $ 71,354
Diversified Telecommunication Services -
0.3%
Verizon Communications, Inc. 7,223 321,568
Electric Utilities -
0.9%
Alliant Energy Corp.(b) 713 46,994
Duke Energy Corp. 1,333 161,760
Edison International 1,612 100,395
Eversource Energy 1,333 92,150
Exelon Corp. 3,565 159,641
NextEra Energy, Inc. 5,549 487,757
NRG Energy, Inc. 527 80,436
1,129,133
Electrical Equipment -
0.6%
GE Vernova, Inc. 713 517,902
nVent Electric plc 837 93,962
Rockwell Automation, Inc. 310 130,711
742,575
Electronic Equipment, Instruments & Components -
0.2%
CDW Corp. 527 66,608
Flex Ltd.* 961 60,581
TE Connectivity plc 775 172,654
299,843
Energy Equipment & Services -
0.3%
SLB Ltd. 6,572 317,953
TechnipFMC plc 1,798 100,185
418,138
Entertainment -
0.8%
Electronic Arts, Inc. 620 126,430
Walt Disney Co. (The) 7,812 881,194
1,007,624
Financial Services -
5.0%
Apollo Global Management, Inc. 2,542 342,001
Berkshire Hathaway, Inc., Class B* 7,316 3,515,558
Block, Inc., Class A* 961 58,073
Fidelity National Information
Services, Inc. 1,829 101,052
Mastercard, Inc., Class A 1,457 785,017
Visa, Inc., Class A 4,495 1,446,626
6,248,327
Food Products -
0.7%
Archer-Daniels-Midland Co. 2,108 141,889
General Mills, Inc.(b) 2,604 120,461
Hershey Co. (The) 806 156,969
Kraft Heinz Co. (The) 3,348 79,482
McCormick & Co., Inc. (Non-Voting) 992 61,335
Mondelez International, Inc., Class A 4,371 255,572
Tyson Foods, Inc., Class A 1,023 66,833
882,541
Investments Shares Value
Ground Transportation -
0.7%
CSX Corp. 3,255 $ 122,909
Uber Technologies, Inc.* 5,549 444,197
Union Pacific Corp.(b) 1,023 240,507
XPO, Inc.* 341 50,506
858,119
Health Care Equipment & Supplies -
1.9%
Abbott Laboratories 6,169 674,272
Becton Dickinson & Co. 775 157,697
Boston Scientific Corp.* 2,604 243,552
GE HealthCare Technologies, Inc. 1,178 93,027
Hologic, Inc.* 1,178 88,268
IDEXX Laboratories, Inc.* 155 103,921
Medtronic plc 3,441 354,285
Stryker Corp. 1,922 710,294
2,425,316
Health Care Providers & Services -
1.4%
Cardinal Health, Inc. 1,271 273,112
Cencora, Inc. 868 311,803
CVS Health Corp. 4,526 337,278
Elevance Health, Inc. 961 332,256
McKesson Corp. 558 463,815
1,718,264
Health Care REITs -
0.7%
Healthpeak Properties, Inc., REIT 3,131 53,978
Ventas, Inc., REIT(b) 2,077 161,321
Welltower, Inc., REIT 3,658 689,021
904,320
Hotels, Restaurants & Leisure -
2.0%
Booking Holdings, Inc. 117 585,215
Carnival Corp.* 3,782 113,536
Chipotle Mexican Grill, Inc., Class A* 4,650 180,745
Domino's Pizza, Inc. 62 25,440
Expedia Group, Inc. 434 114,941
Flutter Entertainment plc* 806 133,111
Hilton Worldwide Holdings, Inc. 837 249,853
Marriott International, Inc., Class A 1,085 342,101
McDonald's Corp. 1,922 605,430
Yum! Brands, Inc. 992 154,256
2,504,628
Household Durables -
0.0%(a)
Somnigroup International, Inc.(b) 744 65,360
Household Products -
2.0%
Church & Dwight Co., Inc. 527 50,724
Clorox Co. (The) 558 62,937
Colgate-Palmolive Co. 4,154 375,065
Kimberly-Clark Corp. 1,674 167,383
Procter & Gamble Co. (The) 12,400 1,881,948
2,538,057

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
-
0.1%
Vistra Corp. 589 $ 93,268
Industrial REITs -
0.2%
Prologis, Inc., REIT 1,643 214,510
Insurance -
1.4%
Aflac, Inc. 2,542 282,035
Allstate Corp. (The) 744 148,049
American International Group, Inc. 2,883 215,879
Aon plc, Class A 372 130,066
Everest Group Ltd. 93 30,809
Hartford Insurance Group, Inc. (The) 558 75,363
Marsh & McLennan Cos., Inc. 1,705 320,864
MetLife, Inc. 2,511 198,068
Principal Financial Group, Inc. 1,023 96,899
RenaissanceRe Holdings Ltd. 93 26,198
Travelers Cos., Inc. (The) 403 114,657
Willis Towers Watson plc 434 137,782
1,776,669
Interactive Media & Services -
5.4%
Meta Platforms, Inc., Class A 9,424 6,752,296
IT Services -
2.2%
Accenture plc, Class A 3,286 866,321
Akamai Technologies, Inc.* 248 24,093
Cognizant Technology Solutions
Corp., Class A 868 71,228
Gartner, Inc.*(b) 248 51,983
GoDaddy, Inc., Class A* 403 40,510
International Business Machines
Corp. 4,991 1,530,740
MongoDB, Inc., Class A* 155 57,556
Okta, Inc., Class A* 279 23,570
Twilio, Inc., Class A* 403 48,545
2,714,546
Life Sciences Tools & Services -
0.3%
Illumina, Inc.* 403 58,359
IQVIA Holdings, Inc.* 589 135,558
Mettler-Toledo International, Inc.* 117 160,669
354,586
Machinery -
1.8%
Caterpillar, Inc. 1,674 1,100,421
Cummins, Inc. 372 215,321
Deere & Co. 744 392,832
Fortive Corp. 527 27,831
Ingersoll Rand, Inc. 1,333 114,758
Lincoln Electric Holdings, Inc. 93 24,678
Nordson Corp. 93 25,531
Otis Worldwide Corp. 1,736 148,289
Pentair plc 651 68,596
Investments Shares Value
Machinery
(continued)
Westinghouse Air Brake
Technologies Corp. 310 $ 71,343
Xylem, Inc. 837 115,397
2,304,997
Media -
0.1%
Omnicom Group, Inc. 1,705 131,353
Metals & Mining -
0.9%
Freeport-McMoRan, Inc. 6,386 384,629
Newmont Corp. 5,797 651,293
Nucor Corp. 806 143,242
1,179,164
Multi-Utilities -
0.3%
CMS Energy Corp. 465 33,243
Consolidated Edison, Inc. 1,240 132,221
NiSource, Inc. 899 39,817
Public Service Enterprise Group, Inc. 1,674 137,870
343,151
Oil, Gas & Consumable Fuels -
2.8%
Diamondback Energy, Inc. 310 50,824
Exxon Mobil Corp. 22,537 3,186,732
Targa Resources Corp. 558 112,147
Valero Energy Corp. 527 95,614
3,445,317
Personal Care Products -
0.2%
Estee Lauder Cos., Inc. (The), Class
A 527 60,753
Kenvue, Inc. 9,796 170,450
231,203
Pharmaceuticals -
6.0%
Eli Lilly & Co. 3,038 3,150,862
Johnson & Johnson 12,865 2,923,571
Merck & Co., Inc. 11,036 1,216,940
Zoetis, Inc., Class A 1,519 189,601
7,480,974
Professional Services -
0.5%
Automatic Data Processing, Inc. 1,767 436,131
Broadridge Financial Solutions, Inc. 403 79,435
Verisk Analytics, Inc., Class A 465 101,119
616,685
Real Estate Management & Development -
0.3%
CBRE Group, Inc., Class A* 1,581 269,292
CoStar Group, Inc.* 1,891 116,296
Jones Lang LaSalle, Inc.* 155 55,476
441,064
Residential REITs -
0.2%
Equity Residential, REIT 930 57,958
Essex Property Trust, Inc., REIT 279 70,272
Mid-America Apartment
Communities, Inc., REIT 310 41,633

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Residential REITs
(continued)
Sun Communities, Inc., REIT 403 $ 51,354
221,217
Semiconductors & Semiconductor Equipment -
13.9%
Advanced Micro Devices, Inc.* 4,340 1,027,408
Broadcom, Inc. 12,586 4,169,742
Entegris, Inc. 527 62,223
Intel Corp.* 21,235 986,790
KLA Corp. 243 346,989
Lam Research Corp. 2,263 528,320
Marvell Technology, Inc. 2,294 181,043
Micron Technology, Inc. 5,983 2,482,227
NVIDIA Corp. 33,945 6,487,908
NXP Semiconductors NV 1,116 252,372
ON Semiconductor Corp.* 1,054 63,124
QUALCOMM, Inc. 2,821 427,635
Texas Instruments, Inc. 1,612 347,467
17,363,248
Software -
7.0%
Adobe, Inc.* 1,085 318,176
Autodesk, Inc.* 930 235,169
Cadence Design Systems, Inc.* 713 211,305
Check Point Software Technologies
Ltd.*(b) 186 33,389
Crowdstrike Holdings, Inc., Class A* 682 301,038
Fortinet, Inc.* 2,201 178,853
Gen Digital, Inc. 2,294 55,033
Guidewire Software, Inc.* 310 43,636
HubSpot, Inc.* 186 52,080
Intuit, Inc. 496 247,464
Microsoft Corp. 12,679 5,455,647
Oracle Corp. 2,945 484,688
Palo Alto Networks, Inc.* 2,449 433,400
Salesforce, Inc. 1,674 355,373
ServiceNow, Inc.* 2,697 315,576
8,720,827
Specialized REITs -
1.2%
American Tower Corp., REIT 2,511 450,172
Crown Castle, Inc., REIT 1,178 102,262
Equinix, Inc., REIT 434 356,284
Extra Space Storage, Inc., REIT 558 76,987
Iron Mountain, Inc., REIT 1,054 97,105
Public Storage, REIT 434 119,867
VICI Properties, Inc., Class A, REIT 5,704 160,168
Weyerhaeuser Co., REIT 3,348 86,311
1,449,156
Specialty Retail -
2.0%
Best Buy Co., Inc. 992 64,579
Burlington Stores, Inc.* 124 36,687
Home Depot, Inc. (The) 1,767 661,900
Lowe's Cos., Inc. 1,519 405,664
Ross Stores, Inc. 1,178 222,230
Investments Shares Value
Specialty Retail
(continued)
TJX Cos., Inc. (The) 4,991 $ 747,702
Tractor Supply Co. 2,325 118,296
Ulta Beauty, Inc.* 248 160,545
Williams-Sonoma, Inc.(b) 558 114,195
2,531,798
Technology Hardware, Storage & Peripherals -
5.1%
Apple, Inc. 22,103 5,735,287
Hewlett Packard Enterprise Co. 7,161 154,105
HP, Inc. 3,937 76,535
NetApp, Inc. 403 38,829
Super Micro Computer, Inc.* 2,821 82,119
Western Digital Corp. 930 232,714
6,319,589
Textiles, Apparel & Luxury Goods -
0.3%
Deckers Outdoor Corp.* 496 59,192
Lululemon Athletica, Inc.* 558 97,371
NIKE, Inc., Class B 1,953 120,715
Tapestry, Inc. 992 125,895
403,173
Trading Companies & Distributors -
0.3%
Fastenal Co. 3,007 130,383
Ferguson Enterprises, Inc. 1,054 266,093
396,476
Water Utilities -
0.1%
American Water Works Co., Inc. 992 128,097
Total Common Stocks
(Cost $92,386,108) 124,238,641
Total Investments - 99.5%
(Cost $92,386,108) 124,238,641
Other assets less liabilities - 0.5% 578,014
NET ASSETS - 100.0% $124,816,655
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan at
January 31, 2026 was $992,575, $884,592 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.75%, and maturity
dates ranging from April 30, 2026 – May 15, 2055 and
$137,329 of collateral in the form of Foreign Government
Fixed Income Securities, interest rates ranging from
0.25% – 4.50%, and maturity dates ranging from
March 22, 2034 – November 22, 2055; a total value of
$1,021,921.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Abbreviations
REIT — Real Estate Investment Trust
Investment in a company which was affiliated for the period ended January 31, 2026, was as follows:
Security
Value
October 31,
2025
Purchases at
Cost
Sales
Proceeds
Shares
January 31,
2026
Value
January 31,
2026
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 42,461 $ 47,522 $ 2,683 651 $ 97,279 $ 9,926 $ 256 $ 53
Futures Contracts
FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 Micro E-Mini Index 16 03/20/2026 USD $ 557,260 $ 6,701
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.5%
Others
(1)
0.5
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
STOXX
®
Global ESG Select Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .0%
Air Freight & Logistics -
0 .2%
DSV A/S 340 $ 95,816
Nippon Express Holdings, Inc. 200 4,547
United Parcel Service, Inc., Class B 1,340 142,335
242,698
Automobile Components -
0 .2%
Bridgestone Corp. 4,000 90,367
Cie Generale des Etablissements
Michelin SCA 2,080 77,575
Niterra Co. Ltd. 700 30,634
198,576
Automobiles -
0 .6%
Bayerische Motoren Werke AG 520 54,080
Ferrari NV 120 40,086
General Motors Co. 2,640 221,760
Honda Motor Co. Ltd.(a) 8,000 80,643
Mercedes-Benz Group AG 1,220 83,875
Renault SA 466 17,673
Rivian Automotive, Inc., Class A* 1,800 26,550
Stellantis NV 2,900 28,587
Suzuki Motor Corp. 4,000 54,622
Volkswagen AG (Preference) 360 43,962
Yamaha Motor Co. Ltd.(a) 2,300 17,348
669,186
Banks -
12 .6%
ABN AMRO Bank NV, CVA(b) 1,449 53,541
AIB Group plc 5,195 58,403
AL Sydbank 228 20,758
ANZ Group Holdings Ltd. 5,800 149,119
Banca Monte dei Paschi di Siena
SpA 5,919 61,501
Banco Bilbao Vizcaya Argentaria SA 15,380 392,467
Banco BPM SpA 2,920 43,839
Banco Comercial Portugues SA,
Class R 9,140 9,943
Banco Santander SA 40,040 513,490
Bank of Ireland Group plc 1,900 38,754
Bank of Montreal(a) 1,620 221,762
Bank Polska Kasa Opieki SA 540 33,105
Bankinter SA 2,500 42,887
Banque Cantonale Vaudoise
(Registered)(a) 87 11,818
Barclays plc 25,220 168,265
BAWAG Group AG(b) 161 26,317
BNP Paribas SA 2,860 310,299
BPER Banca SpA 3,500 49,362
CaixaBank SA 9,020 119,700
Canadian Imperial Bank of
Commerce(a) 2,100 195,151
Citigroup, Inc. 6,840 791,456
Commonwealth Bank of Australia(a) 4,140 433,185
Investments Shares Value
Banks
(continued)
Danske Bank A/S 1,180 $ 60,436
DBS Group Holdings Ltd. 1,580 73,708
DNB Bank ASA 2,180 62,840
Erste Group Bank AG 420 54,712
FinecoBank Banca Fineco SpA 1,740 46,264
Hachijuni Nagano Bank Ltd. 2,000 24,958
HSBC Holdings plc 36,420 642,409
Intesa Sanpaolo SpA 12,400 88,008
Japan Post Bank Co. Ltd. 4,000 71,049
JPMorgan Chase & Co. 15,880 4,857,533
KBC Group NV 340 48,093
Lloyds Banking Group plc 126,156 188,612
Mitsubishi UFJ Financial Group, Inc. 26,500 481,779
National Australia Bank Ltd. 6,060 184,120
National Bank of Canada 500 59,908
NatWest Group plc 18,220 166,316
Nordea Bank Abp 5,660 109,856
Resona Holdings, Inc. 6,300 73,083
Ringkjoebing Landbobank A/S(a) 80 20,264
Santander Bank Polska SA 46 7,274
Skandinaviska Enskilda Banken AB,
Class A 3,620 78,250
Societe Generale SA 1,920 168,569
SpareBank 1 Sor-Norge ASA 126 2,554
Standard Chartered plc 3,540 90,452
Svenska Handelsbanken AB, Class A 4,431 70,377
Swedbank AB, Class A 2,440 95,563
UniCredit SpA 1,660 145,051
Wells Fargo & Co. 15,080 1,364,589
Westpac Banking Corp. 7,540 205,053
13,286,802
Beverages -
1 .0%
Anheuser-Busch InBev SA/NV 1,180 84,340
Asahi Group Holdings Ltd. 1,900 19,861
Carlsberg A/S, Class B(a) 174 23,645
Coca-Cola Co. (The) 7,600 568,556
Coca-Cola Europacific Partners
plc(a) 700 64,190
Coca-Cola HBC AG 391 21,194
Davide Campari-Milano NV(a) 222 1,580
Diageo plc 3,360 77,253
Heineken Holding NV 149 11,043
Heineken NV 580 47,844
Kirin Holdings Co. Ltd. 1,700 26,361
Pernod Ricard SA(a) 680 60,737
1,006,604
Biotechnology -
0 .5%
CSL Ltd. 1,060 134,719
Genmab A/S* 65 20,938
Vertex Pharmaceuticals, Inc.* 720 338,328
493,985

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Broadline Retail -
0 .6%
Allegro.eu SA*(b) 1,012 $ 8,362
Dollarama, Inc. 441 59,760
eBay, Inc.(a) 1,260 114,937
Isetan Mitsukoshi Holdings Ltd.(a) 1,500 24,071
J Front Retailing Co. Ltd.(a) 1,300 18,991
Next plc 210 38,226
Prosus NV 1,620 93,384
Rakuten Group, Inc.* 4,000 23,985
Ryohin Keikaku Co. Ltd. 2,000 39,946
Wesfarmers Ltd. 2,840 165,850
587,512
Building Products -
0 .6%
Assa Abloy AB, Class B(a) 2,100 85,378
Belimo Holding AG (Registered)(a) 21 23,044
Cie de Saint-Gobain SA 1,280 126,723
Geberit AG (Registered)(a) 60 45,940
Lennox International, Inc. 40 19,803
Lixil Corp.(a) 1,300 14,938
ROCKWOOL A/S, Class B 200 6,804
Trane Technologies plc 660 277,583
600,213
Capital Markets -
1 .8%
3i Group plc 1,460 67,137
Aberdeen Group plc 3,700 11,038
Allfunds Group plc 824 8,009
Amundi SA(b) 40 3,567
ASX Ltd. 160 6,420
Bank of New York Mellon Corp. (The) 1,260 151,099
BlackRock, Inc. 560 626,606
Daiwa Securities Group, Inc. 4,000 38,986
EQT AB 1,500 57,274
Euronext NV(b) 140 19,636
Hong Kong Exchanges & Clearing
Ltd. 2,000 110,683
ICG plc 358 8,916
IG Group Holdings plc 853 15,826
Intercontinental Exchange, Inc. 2,760 479,633
Julius Baer Group Ltd. 363 30,462
London Stock Exchange Group plc 800 89,163
Macquarie Group Ltd. 900 133,778
Man Group plc 2,576 9,290
Partners Group Holding AG(a) 40 54,542
Schroders plc 252 1,562
Swissquote Group Holding SA
(Registered) 40 22,762
1,946,389
Chemicals -
0 .3%
Akzo Nobel NV(a) 378 26,667
Asahi Kasei Corp. 2,000 19,441
BASF SE 1,180 64,518
DSM-Firmenich AG 60 4,725
Dyno Nobel Ltd. 3,726 9,162
Investments Shares Value
Chemicals
(continued)
FUCHS SE (Preference) 135 $ 5,872
Hexpol AB 792 6,504
Nippon Sanso Holdings Corp.(a) 500 15,195
Nitto Denko Corp. 1,400 31,093
Novonesis Novozymes B, Class B(a) 700 43,011
Orica Ltd. 1,198 21,586
Syensqo SA(a) 55 4,647
Yara International ASA 492 22,716
275,137
Commercial Services & Supplies -
0 .8%
Brambles Ltd. 4,158 65,249
Cintas Corp. 1,400 267,946
Downer EDI Ltd. 2,477 13,969
Elis SA 446 12,999
ISS A/S 598 22,768
Rentokil Initial plc 5,225 32,315
Republic Services, Inc., Class A 440 94,640
Securitas AB, Class B 1,131 18,794
SPIE SA 466 25,612
TOPPAN Holdings, Inc.(a) 600 18,530
Waste Connections, Inc. 500 84,112
Waste Management, Inc. 700 155,568
812,502
Communications Equipment -
0 .8%
Cisco Systems, Inc. 7,580 593,665
Lumentum Holdings, Inc.*(a) 120 47,021
Motorola Solutions, Inc. 340 136,864
Nokia OYJ 7,900 50,976
828,526
Construction & Engineering -
0 .5%
Ackermans & van Haaren NV 53 15,750
ACS Actividades de Construccion y
Servicios SA 460 51,796
Balfour Beatty plc 1,015 9,945
Bouygues SA 562 30,494
Eiffage SA 222 33,000
Ferrovial SE 980 66,477
HOCHTIEF AG 46 19,416
Obayashi Corp. 1,900 42,949
Skanska AB, Class B 616 18,851
Sweco AB, Class B 632 10,531
Vinci SA 1,560 224,837
Worley Ltd. 1,517 14,251
WSP Global, Inc. 180 34,990
573,287
Construction Materials -
0 .2%
Buzzi SpA 244 13,910
Holcim AG 1,340 138,411
Wienerberger AG 285 9,460
161,781
Consumer Finance -
0 .0% (c)
Cembra Money Bank AG 46 5,899

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Finance
(continued)
Marui Group Co. Ltd. 900 $ 17,655
23,554
Consumer Staples Distribution & Retail -
3 .5%
Aeon Co. Ltd.(a) 6,300 86,377
Axfood AB(a) 221 7,617
Carrefour SA 1,120 18,440
Costco Wholesale Corp. 1,300 1,222,325
Dollar Tree, Inc.* 540 63,499
J Sainsbury plc 3,108 13,665
Jeronimo Martins SGPS SA 703 16,651
Kesko OYJ, Class B 472 11,983
Koninklijke Ahold Delhaize NV 1,860 72,932
Marks & Spencer Group plc 3,280 16,478
Walmart, Inc. 17,220 2,051,591
Woolworths Group Ltd. 3,360 72,828
3,654,386
Containers & Packaging -
0 .1%
Huhtamaki OYJ 230 8,105
Smurfit WestRock plc 2,340 97,414
Vidrala SA 120 12,605
118,124
Distributors -
0 .0% (c)
D'ieteren Group(a) 55 12,622
Inchcape plc 1,147 12,851
25,473
Diversified Consumer Services -
0 .0% (c)
Pearson plc 1,344 17,657
Diversified REITs -
0 .1%
British Land Co. plc (The), REIT 2,348 13,365
CapitaLand Integrated Commercial
Trust, REIT 16,600 31,264
Covivio SA, REIT 49 3,133
KDX Realty Investment Corp.,
REIT(a) 19 20,606
Land Securities Group plc, REIT 900 8,034
Mirvac Group, REIT 1,260 1,766
Stockland, REIT 4,556 17,203
WP Carey, Inc., REIT 600 41,850
137,221
Diversified Telecommunication Services -
0 .7%
BT Group plc 10,000 26,258
Cellnex Telecom SA(a)(b) 720 22,287
Deutsche Telekom AG (Registered) 6,700 224,533
Elisa OYJ 20 884
Koninklijke KPN NV 6,540 31,962
NTT, Inc. 130,000 130,539
Singapore Telecommunications Ltd. 18,000 65,107
Spark New Zealand Ltd. 860 1,176
Swisscom AG (Registered)(a) 52 42,779
Investments Shares Value
Diversified Telecommunication Services
(continued)
Telenor ASA 1,605 $ 27,087
Telia Co. AB(a) 4,722 21,630
Telstra Group Ltd. 29,760 101,740
695,982
Electric Utilities -
2 .6%
Acciona SA(a) 95 20,501
Alliant Energy Corp.(a) 760 50,092
American Electric Power Co., Inc. 1,140 136,544
BKW AG 42 7,958
Contact Energy Ltd. 845 4,779
Duke Energy Corp. 2,240 271,824
Edison International 1,440 89,683
EDP SA 5,740 29,479
Elia Group SA/NV 171 24,880
Emera, Inc.(a) 1,029 51,285
Endesa SA 782 28,923
Enel SpA 10,980 121,584
Entergy Corp.(a) 860 82,465
Eversource Energy 1,480 102,312
Exelon Corp. 3,760 168,373
Fortis, Inc.(a) 2,040 109,370
Fortum OYJ 460 10,898
Iberdrola SA 19,740 444,429
Iberdrola SA, Class R* 270 6,079
Kansai Electric Power Co., Inc. (The) 4,000 63,996
Kyushu Electric Power Co., Inc. 1,900 21,216
NextEra Energy, Inc. 6,100 536,190
NRG Energy, Inc. 540 82,420
Origin Energy Ltd. 5,960 49,268
Redeia Corp. SA(a) 1,241 21,540
SSE plc 2,371 78,802
Terna - Rete Elettrica Nazionale(a) 2,660 28,879
Verbund AG 169 12,455
Xcel Energy, Inc. 1,200 91,272
2,747,496
Electrical Equipment -
1 .7%
ABB Ltd. (Registered) 2,600 225,071
Accelleron Industries AG 105 10,063
GE Vernova, Inc. 780 566,569
Legrand SA 680 109,210
Mitsubishi Electric Corp. 4,600 144,029
Nexans SA 103 16,285
Nidec Corp. 4,000 57,202
nVent Electric plc 560 62,866
Prysmian SpA 700 83,650
Schneider Electric SE 560 161,421
Siemens Energy AG* 1,700 292,339
Vestas Wind Systems A/S 1,635 49,918
1,778,623
Electronic Equipment, Instruments & Components -
0 .5%
CDW Corp. 560 70,778
Celestica, Inc.*(a) 160 45,210
Flex Ltd.*(a) 640 40,346
Halma plc 280 13,617

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Hexagon AB, Class B(a) 4,080 $ 46,367
Ibiden Co. Ltd.(a) 600 32,007
Kyocera Corp. 2,000 29,924
Lagercrantz Group AB, Class B 218 4,817
Murata Manufacturing Co. Ltd. 4,000 81,317
TE Connectivity plc 540 120,301
Venture Corp. Ltd. 2,000 25,768
510,452
Energy Equipment & Services -
0 .3%
SLB Ltd. 4,640 224,483
Technip Energies NV 138 5,424
TechnipFMC plc 1,120 62,407
Vallourec SACA 230 4,887
297,201
Entertainment -
0 .6%
Electronic Arts, Inc. 420 85,646
Walt Disney Co. (The) 5,280 595,584
681,230
Financial Services -
2 .3%
Adyen NV*(b) 60 89,466
AMP Ltd. 7 8
Apollo Global Management, Inc. 1,860 250,244
Banca Mediolanum SpA 1,020 23,978
Berkshire Hathaway, Inc., Class B* 3,980 1,912,509
Edenred SE 140 2,943
EXOR NV 200 16,441
Industrivarden AB, Class C 532 26,792
Infratil Ltd.(a) 2,503 16,774
Kinnevik AB, Class B* 1,881 15,512
M&G plc 4,540 19,276
Poste Italiane SpA(b) 952 25,143
Wendel SE 43 4,159
2,403,245
Food Products -
0 .3%
a2 Milk Co. Ltd. (The) 2,945 17,581
AAK AB 553 15,493
Ajinomoto Co., Inc. 3,000 68,456
Associated British Foods plc 603 15,763
Bakkafrost P/F 46 2,225
General Mills, Inc. 1,260 58,288
JDE Peet's NV 560 21,065
Kerry Group plc, Class A 180 16,017
Mowi ASA 1,158 26,709
Orkla ASA 1,914 22,771
Salmar ASA 147 8,775
273,143
Gas Utilities -
0 .2%
APA Group 1,656 10,279
Italgas SpA 1,900 22,852
Investments Shares Value
Gas Utilities
(continued)
Naturgy Energy Group SA 596 $ 18,775
Osaka Gas Co. Ltd.(a) 1,200 45,072
Rubis SCA 276 11,229
Snam SpA(a) 6,560 45,248
Tokyo Gas Co. Ltd. 1,100 48,818
202,273
Ground Transportation -
0 .5%
Ayvens SA(b) 756 11,017
Canadian National Railway Co. 1,780 172,183
ComfortDelGro Corp. Ltd. 4,500 5,213
Hankyu Hanshin Holdings, Inc. 300 8,394
Uber Technologies, Inc.* 3,960 316,998
513,805
Health Care Equipment & Supplies -
1 .6%
Abbott Laboratories 5,080 555,244
Alcon AG 920 74,575
Ansell Ltd.(a) 322 7,363
Cochlear Ltd. 160 30,163
Convatec Group plc(b) 2,022 6,382
Demant A/S* 279 9,796
EssilorLuxottica SA 280 85,907
GE HealthCare Technologies, Inc. 980 77,391
Getinge AB, Class B 358 7,902
Hologic, Inc.* 940 70,434
Hoya Corp. 1,100 184,474
Koninklijke Philips NV 1,480 42,485
Siemens Healthineers AG(b) 40 2,007
Sonova Holding AG (Registered) 60 16,480
Straumann Holding AG (Registered)
(a) 330 39,897
Stryker Corp. 1,420 524,775
1,735,275
Health Care Providers & Services -
0 .5%
Cardinal Health, Inc. 924 198,549
EBOS Group Ltd. 187 2,908
Elevance Health, Inc. 620 214,359
Fresenius Medical Care AG 476 21,467
Fresenius SE & Co. KGaA 740 41,561
Galenica AG(b) 152 19,068
Sigma Healthcare Ltd. 1,660 3,593
Sonic Healthcare Ltd. 1,040 16,721
518,226
Health Care REITs -
0 .3%
Aedifica SA, REIT 40 3,529
Healthpeak Properties, Inc., REIT 2,060 35,514
Welltower, Inc., REIT 1,300 244,868
283,911
Hotels, Restaurants & Leisure -
1 .5%
Accor SA 678 36,990
Amadeus IT Group SA 1,600 107,773
Aristocrat Leisure Ltd. 1,580 59,284
Booking Holdings, Inc. 60 300,110

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Carnival Corp.* 2,460 $ 73,849
Chipotle Mexican Grill, Inc., Class A* 2,260 87,846
Compass Group plc 3,900 117,043
Entain plc 320 2,657
Expedia Group, Inc. 260 68,858
Food & Life Cos. Ltd. 400 21,966
Hilton Worldwide Holdings, Inc.(a) 700 208,957
InterContinental Hotels Group plc 260 35,048
Lottery Corp. Ltd. (The) 8,160 29,440
Lottomatica Group Spa 140 3,451
Marriott International, Inc., Class A 720 227,016
Oriental Land Co. Ltd.(a) 3,600 63,232
TUI AG* 714 7,658
Whitbread plc 415 15,513
Yum! Brands, Inc. 600 93,300
1,559,991
Household Durables -
0 .6%
Panasonic Holdings Corp. 4,200 57,639
Persimmon plc 988 19,062
Sekisui House Ltd.(a) 2,100 46,803
Somnigroup International, Inc. 399 35,052
Sony Group Corp. 18,000 403,034
Taylor Wimpey plc 9,948 14,573
Vistry Group plc* 920 8,398
584,561
Household Products -
0 .3%
Clorox Co. (The) 140 15,791
Essity AB, Class B 800 23,786
Henkel AG & Co. KGaA (Preference) 500 44,112
Kimberly-Clark Corp.(a) 860 85,991
Reckitt Benckiser Group plc 1,320 110,349
280,029
Independent Power and Renewable Electricity Producers
-
0 .2%
Drax Group plc 897 11,090
EDP Renovaveis SA(a) 1,558 23,724
Meridian Energy Ltd. 2,697 9,217
Orsted A/S*(b) 1,220 27,521
Vistra Corp. 880 139,348
210,900
Industrial Conglomerates -
0 .3%
CK Hutchison Holdings Ltd. 3,500 28,346
Hitachi Ltd. 6,700 232,845
Investment AB Latour, Class B 322 8,079
Keppel Ltd. 2,000 17,226
Lifco AB, Class B 323 11,173
Sekisui Chemical Co. Ltd. 2,000 35,434
333,103
Industrial REITs -
0 .2%
CapitaLand Ascendas REIT, REIT 6,900 15,496
Investments Shares Value
Industrial REITs
(continued)
Goodman Group, REIT 4,920 $ 105,917
Mapletree Logistics Trust, REIT 12,000 12,766
Mitsui Fudosan Logistics Park, Inc.,
REIT(a) 19 14,214
Segro plc, REIT 3,040 31,646
Tritax Big Box REIT plc, REIT 5,198 11,791
191,830
Insurance -
2 .0%
Aegon Ltd. 1,341 10,494
Aflac, Inc. 1,280 142,016
Ageas SA/NV 399 28,456
Allianz SE (Registered) 440 194,617
American International Group, Inc. 1,480 110,822
ASR Nederland NV 240 17,468
Aviva plc 6,925 60,419
AXA SA 4,840 221,276
Beazley plc 972 15,112
Generali(a) 2,500 102,280
Gjensidige Forsikring ASA 294 8,386
Hannover Rueck SE 132 37,500
Helvetia Baloise Holding AG(a) 140 35,579
Hiscox Ltd. 768 15,619
Insurance Australia Group Ltd. 2,960 15,760
Japan Post Holdings Co. Ltd. 2,000 24,044
Legal & General Group plc 5,631 20,485
Manulife Financial Corp. 3,400 130,235
Mapfre SA(a) 3,971 18,226
Medibank Pvt Ltd. 3,009 9,739
MS&AD Insurance Group Holdings,
Inc. 4,000 101,958
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 260 158,490
nib holdings Ltd. 1 5
NN Group NV 251 19,941
Phoenix Group Holdings plc 1,239 12,573
Power Corp. of Canada(a) 1,701 86,259
Principal Financial Group, Inc. 320 30,310
Prudential plc 2,280 37,685
QBE Insurance Group Ltd. 1,440 19,914
Sun Life Financial, Inc. 1,400 88,705
Swiss Life Holding AG (Registered) 40 43,966
Swiss Re AG 580 92,982
Tryg A/S 742 18,097
Unipol Assicurazioni SpA 640 14,295
Willis Towers Watson plc 160 50,795
Zurich Insurance Group AG 120 85,553
2,080,061
Interactive Media & Services -
5 .3%
Autotrader Group plc(b) 1,684 12,433
CAR Group Ltd.(a) 1,060 20,495
LY Corp. 6,000 15,426
Meta Platforms, Inc., Class A 7,730 5,538,545
Pinterest, Inc., Class A* 720 15,934
REA Group Ltd.(a) 117 15,553

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Interactive Media & Services
(continued)
Scout24 SE(b) 60 $ 5,999
SEEK Ltd. 716 10,518
5,634,903
IT Services -
2 .6%
Accenture plc, Class A 3,560 938,558
Alten SA 140 13,757
Bechtle AG 126 6,571
Capgemini SE 500 78,041
CGI, Inc. 740 63,773
Cognizant Technology Solutions
Corp., Class A 1,020 83,701
Fujitsu Ltd. 5,200 144,377
Gartner, Inc.* 180 37,730
GoDaddy, Inc., Class A* 357 35,886
International Business Machines
Corp. 3,620 1,110,254
NEC Corp. 3,100 104,700
Nomura Research Institute Ltd. 600 18,285
Obic Co. Ltd. 400 11,142
Okta, Inc., Class A*(a) 270 22,809
Reply SpA 47 6,173
Softcat plc 377 7,398
Sopra Steria Group(a) 42 7,705
Twilio, Inc., Class A* 247 29,754
2,720,614
Leisure Products -
0 .0% (c)
Games Workshop Group plc 76 17,782
Thule Group AB(b) 324 7,789
Yamaha Corp.(a) 2,000 14,501
40,072
Life Sciences Tools & Services -
0 .3%
Eurofins Scientific SE 405 32,830
IQVIA Holdings, Inc.* 340 78,251
Lonza Group AG (Registered) 40 27,271
Mettler-Toledo International, Inc.* 80 109,859
QIAGEN NV 315 16,721
Sartorius Stedim Biotech 76 17,025
Siegfried Holding AG (Registered)*(a) 130 16,021
Tecan Group AG (Registered) 21 3,709
301,687
Machinery -
1 .0%
Aalberts NV(a) 100 3,862
Alfa Laval AB 439 25,659
Alstom SA*(a) 1,159 37,255
Atlas Copco AB, Class A 4,740 98,390
Ebara Corp.(a) 1,500 45,274
Epiroc AB, Class A 1,219 34,385
FANUC Corp. 2,000 81,278
Georg Fischer AG (Registered) 156 10,423
IMI plc 120 4,548
Indutrade AB 145 3,424
Investments Shares Value
Machinery
(continued)
Interpump Group SpA 320 $ 18,608
KION Group AG 108 7,670
Knorr-Bremse AG 92 10,775
Komatsu Ltd. 1,400 53,809
Kone OYJ, Class B 920 66,347
Konecranes OYJ 216 25,529
Kurita Water Industries Ltd. 400 20,000
Metso OYJ 1,078 21,180
MINEBEA MITSUMI, Inc. 1,500 30,484
Otis Worldwide Corp. 860 73,461
Rotork plc 2,384 11,568
Sandvik AB 1,953 77,593
Schindler Holding AG 60 23,235
SKF AB, Class B 516 13,558
Spirax Group plc 194 19,341
Techtronic Industries Co. Ltd. 1,500 20,455
Trelleborg AB, Class B 426 17,324
Valmet OYJ(a) 225 7,744
VAT Group AG(b) 40 26,035
Volvo AB, Class B 2,800 102,483
Wartsila OYJ Abp 864 35,153
Weir Group plc (The) 860 38,071
1,064,921
Marine Transportation -
0 .0% (c)
Nippon Yusen KK(a) 1,000 32,880
Media -
0 .2%
Dentsu Group, Inc.* 400 7,760
Informa plc 2,050 24,755
ITV plc 10,219 11,394
Omnicom Group, Inc. 1,520 117,101
Publicis Groupe SA 680 68,114
229,124
Metals & Mining -
1 .4%
Alamos Gold, Inc., Class A 920 34,282
Anglo American plc 1,700 79,503
Antofagasta plc 724 36,243
ArcelorMittal SA 580 31,726
Aurubis AG 60 11,449
BHP Group Ltd. 10,760 381,193
BlueScope Steel Ltd. 613 12,986
Boliden AB* 508 35,958
Fortescue Ltd.(a) 4,460 65,614
IGO Ltd.* 1,622 9,454
Lynas Rare Earths Ltd.*(a) 2,508 26,179
Mineral Resources Ltd.*(a) 780 31,228
Newmont Corp. 2,020 226,947
Norsk Hydro ASA 3,364 30,251
Northern Star Resources Ltd. 3,129 63,437
Pan American Silver Corp. 500 27,300
PLS Group Ltd.* 7,760 23,322
Rio Tinto Ltd.(a) 720 76,441
Rio Tinto plc 1,890 174,754
South32 Ltd.(a) 11,137 36,045
SSAB AB, Class B 1,242 10,329

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Teck Resources Ltd., Class B 1,380 $ 74,475
voestalpine AG 283 13,467
1,512,583
Multi-Utilities -
0 .9%
A2A SpA 3,990 12,061
Ameren Corp. 620 64,034
Centrica plc 3,030 7,939
CMS Energy Corp. 440 31,456
Consolidated Edison, Inc. 1,380 147,149
Dominion Energy, Inc. 1,700 102,289
E.ON SE 3,240 68,860
Engie SA 4,700 140,343
Hera SpA 2,055 10,185
National Grid plc 10,062 170,455
NiSource, Inc. 1,120 49,605
Public Service Enterprise Group, Inc. 1,800 148,248
Veolia Environnement SA 1,100 41,391
994,015
Office REITs -
0 .0% (c)
Dexus, REIT(a) 200 941
Gecina SA, REIT 20 1,843
2,784
Oil, Gas & Consumable Fuels -
3 .4%
Bollore SE 1,826 10,458
BP plc 26,720 170,059
Enbridge, Inc. 6,500 319,060
Eni SpA 4,380 89,759
Equinor ASA 1,620 43,373
Exxon Mobil Corp. 16,420 2,321,788
Galp Energia SGPS SA 440 8,757
Imperial Oil Ltd.(a) 320 32,509
Pembina Pipeline Corp.(a) 1,160 48,468
Santos Ltd. 6,480 31,822
Shell plc 9,680 372,249
TotalEnergies SE 1,920 139,674
3,587,976
Paper & Forest Products -
0 .0% (c)
Stora Enso OYJ, Class R(a) 440 5,098
Svenska Cellulosa AB SCA, Class B 140 1,764
6,862
Passenger Airlines -
0 .1%
ANA Holdings, Inc. 700 13,636
International Consolidated Airlines
Group SA 6,441 36,963
Qantas Airways Ltd. 3,839 27,082
Ryanair Holdings plc 1,680 57,180
Singapore Airlines Ltd. 1,900 9,508
144,369
Investments Shares Value
Personal Care Products -
0 .5%
Beiersdorf AG 124 $ 14,818
L'Oreal SA 540 248,613
Shiseido Co. Ltd. 1,200 20,451
Unilever plc 3,733 253,083
536,965
Pharmaceuticals -
9 .4%
ALK-Abello A/S, Class B* 105 3,473
Astellas Pharma, Inc. 6,300 87,561
AstraZeneca plc 3,277 611,573
Chugai Pharmaceutical Co. Ltd. 1,000 57,053
Eli Lilly & Co. 2,480 2,572,132
Galderma Group AG 260 48,586
GSK plc 8,020 206,517
Haleon plc 13,160 68,425
Hikma Pharmaceuticals plc 453 9,505
Ipsen SA 76 12,441
Johnson & Johnson 13,980 3,176,955
Merck & Co., Inc. 9,640 1,063,003
Merck KGaA 300 44,808
Novartis AG (Registered) 3,740 556,690
Novo Nordisk A/S, Class B 4,940 290,827
Orion OYJ, Class B 282 23,366
Roche Holding AG 1,100 500,967
Sandoz Group AG 640 50,848
Sanofi SA 3,060 288,314
Santen Pharmaceutical Co. Ltd. 1,700 19,153
Shionogi & Co. Ltd. 4,000 82,303
UCB SA 120 36,460
Zoetis, Inc., Class A 1,200 149,784
9,960,744
Professional Services -
0 .6%
ALS Ltd.(a) 1,192 20,576
Arcadis NV(a) 106 4,769
Automatic Data Processing, Inc. 760 187,583
Bureau Veritas SA 751 24,212
Computershare Ltd. 1,260 28,873
Intertek Group plc 354 21,685
Recruit Holdings Co. Ltd. 3,200 168,028
RELX plc 3,960 140,146
SGS SA (Registered) 220 26,513
Wolters Kluwer NV 260 24,398
646,783
Real Estate Management & Development -
0 .5%
Castellum AB 809 10,062
CBRE Group, Inc., Class A* 1,140 194,176
CK Asset Holdings Ltd. 3,000 17,609
CoStar Group, Inc.* 660 40,590
Daiwa House Industry Co. Ltd. 1,000 34,098
Lendlease Corp. Ltd. 4,780 16,207
Mitsubishi Estate Co. Ltd. 2,100 53,637
Mitsui Fudosan Co. Ltd. 4,000 45,832
PSP Swiss Property AG (Registered) 40 8,051
Swiss Prime Site AG (Registered) 185 31,544
Tokyu Fudosan Holdings Corp. 1,600 14,796

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Vonovia SE 1,840 $ 53,870
Wihlborgs Fastigheter AB 546 5,681
526,153
Residential REITs -
0 .1%
Essex Property Trust, Inc., REIT 160 40,299
UNITE Group plc (The), REIT(a) 1,700 13,204
53,503
Retail REITs -
0 .1%
Klepierre SA, REIT 651 25,124
Link REIT, REIT(a) 5,300 24,377
Unibail-Rodamco-Westfield, REIT(a) 380 42,042
91,543
Semiconductors & Semiconductor Equipment -
14 .2%
Advanced Micro Devices, Inc.* 3,160 748,067
Advantest Corp. 2,100 347,209
ASM International NV 80 67,553
ASML Holding NV 600 867,683
ASMPT Ltd. 500 6,652
BE Semiconductor Industries NV 120 23,484
Broadcom, Inc. 9,160 3,034,708
Entegris, Inc.(a) 540 63,758
Infineon Technologies AG 1,620 80,192
Intel Corp.* 18,500 859,695
Marvell Technology, Inc. 1,600 126,272
Micron Technology, Inc. 5,420 2,248,649
NVIDIA Corp. 27,920 5,336,350
NXP Semiconductors NV 740 167,344
ON Semiconductor Corp.*(a) 980 58,692
QUALCOMM, Inc. 2,020 306,212
Renesas Electronics Corp.* 8,000 133,593
Rohm Co. Ltd.(a) 900 15,718
STMicroelectronics NV 640 18,143
Tokyo Electron Ltd. 1,800 482,030
14,992,004
Software -
6 .7%
Adobe, Inc.* 800 234,600
Autodesk, Inc.* 800 202,296
Cadence Design Systems, Inc.* 540 160,034
Check Point Software Technologies
Ltd.*(a) 114 20,464
Crowdstrike Holdings, Inc., Class A* 720 317,812
Dassault Systemes SE 1,720 47,513
Fortinet, Inc.* 1,700 138,142
Gen Digital, Inc. 2,060 49,419
Guidewire Software, Inc.* 260 36,598
HubSpot, Inc.* 180 50,400
Microsoft Corp. 10,418 4,482,761
Oracle Corp. 3,300 543,114
Palo Alto Networks, Inc.* 2,060 364,558
Sage Group plc (The) 1,272 16,711
ServiceNow, Inc.* 3,080 360,391
Investments Shares Value
Software
(continued)
Temenos AG (Registered) 35 $ 3,107
Xero Ltd.*(a) 200 13,135
7,041,055
Specialized REITs -
0 .5%
American Tower Corp., REIT 860 154,181
Equinix, Inc., REIT 200 164,186
Keppel DC REIT, REIT 2,696 4,844
VICI Properties, Inc., Class A, REIT 3,520 98,842
Weyerhaeuser Co., REIT 4,680 120,650
542,703
Specialty Retail -
1 .5%
Best Buy Co., Inc. 1,040 67,704
H & M Hennes & Mauritz AB, Class
B(a) 1,680 33,848
Industria de Diseno Textil SA 1,780 116,467
JB Hi-Fi Ltd. 181 10,290
Kingfisher plc 3,203 14,834
Lowe's Cos., Inc. 1,060 283,083
Nitori Holdings Co. Ltd.(a) 700 12,048
Ross Stores, Inc. 660 124,509
TJX Cos., Inc. (The) 3,300 494,373
Tractor Supply Co. 1,680 85,478
Ulta Beauty, Inc.* 220 142,419
USS Co. Ltd. 2,200 24,345
Williams-Sonoma, Inc.(a) 483 98,846
Zalando SE*(b) 414 11,988
ZOZO, Inc.(a) 1,200 9,926
1,530,158
Technology Hardware, Storage & Peripherals -
4 .9%
Apple, Inc. 18,111 4,699,442
FUJIFILM Holdings Corp. 2,000 40,023
Hewlett Packard Enterprise Co. 5,140 110,613
HP, Inc. 4,000 77,760
Logitech International SA
(Registered) 233 20,164
Ricoh Co. Ltd. 1,700 15,010
Seiko Epson Corp. 1,100 14,101
Super Micro Computer, Inc.* 1,660 48,323
Western Digital Corp. 672 168,154
5,193,590
Textiles, Apparel & Luxury Goods -
0 .9%
Asics Corp. 2,600 62,615
Brunello Cucinelli SpA(a) 57 5,465
Burberry Group plc* 1,216 18,339
Christian Dior SE 15 9,137
Deckers Outdoor Corp.* 340 40,576
Hermes International SCA 48 115,862
Kering SA 200 62,849
LPP SA 1 5,557
Lululemon Athletica, Inc.* 420 73,290
LVMH Moet Hennessy Louis Vuitton
SE 700 455,434
Moncler SpA 329 19,182

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods
(continued)
Pandora A/S 220 $ 17,839
Puma SE 608 15,652
Tapestry, Inc. 714 90,614
992,411
Trading Companies & Distributors -
0 .8%
AddTech AB, Class B 398 13,074
Ashtead Group plc 748 48,109
Beijer Ref AB, Class B 220 3,153
Bunzl plc 96 2,698
Diploma plc 229 16,718
Ferguson Enterprises, Inc. 940 237,312
Grafton Group plc 334 4,286
Howden Joinery Group plc 80 919
ITOCHU Corp. 10,000 127,771
Marubeni Corp.(a) 2,600 86,212
Mitsui & Co. Ltd. 6,000 195,838
Rexel SA 677 28,624
Sojitz Corp. 399 14,557
Toyota Tsusho Corp. 2,000 72,683
851,954
Transportation Infrastructure -
0 .2%
Aena SME SA(b) 1,320 41,190
Aeroports de Paris SA(a) 60 7,959
Auckland International Airport Ltd. 4,105 20,509
Flughafen Zurich AG (Registered) 46 14,313
Getlink SE 1,080 21,469
Qube Holdings Ltd. 2,166 7,238
SATS Ltd. 2,300 6,869
Transurban Group 7,000 68,409
187,956
Water Utilities -
0 .2%
American Water Works Co., Inc. 1,200 154,956
Pennon Group plc 2,375 17,811
Severn Trent plc 820 32,947
United Utilities Group plc 1,512 25,873
231,587
Wireless Telecommunication Services -
0 .1%
Freenet AG 475 17,167
Tele2 AB, Class B 1,093 20,120
Vodafone Group plc 43,700 64,405
101,692
Total Common Stocks
(Cost $72,736,694) 103,294,541
Number
of Rights
RIGHTS - 0 .0% (c)
Construction & Engineering - 0.0%(c)
ACS Actividades de Construccion y
Servicios SA, expiring 2/3/2026*(a)
(Cost $242) 460 254
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 1 .2% (d)
REPURCHASE AGREEMENTS - 1 .2%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$1,055,755, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $1,066,434 $ 1,055,541 $ 1,055,541
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$200,042, collateralized by
various Common Stocks; total
market value $221,112 200,000 200,000
1,255,541
Total Securities Lending Reinvestments
(Cost $1,255,541) 1,255,541
Total Investments - 99.2%
(Cost $73,992,477) 104,550,336
Other assets less liabilities - 0.8% 850,071
NET ASSETS - 100.0% $105,400,407
* Non-income producing security.
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $3,728,390, collateralized in
the form of cash with a value of $1,255,541 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $1,737,903 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
February 17, 2026 – November 15, 2055 and $997,334
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from February 25,
2026 – June 30, 2120; a total value of $3,990,778.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $1,255,541.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Abbreviations
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
Futures Contracts
FlexShares
®
STOXX
®
Global ESG Select Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
EURO STOXX 50 Index 2 03/20/2026 EUR $ 141,592 $ 47
MSCI EAFE E-Mini Index 5 03/20/2026 USD 759,200 41,917
S&P 500 E-Mini Index 3 03/20/2026 USD 1,044,863 28,155
S&P 500 Micro E-Mini Index 4 03/20/2026 USD 139,315 1,525
$ 71,644
Forward Foreign Currency Contracts
FlexShares
®
STOXX
®
Global ESG Select Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
AUD 187,000 Bank of Montreal USD 125,217 03/18/2026 $ 5,772
CAD 152,000 Bank of New York Mellon (The) USD 111,564 03/18/2026 882
EUR 152,000 Morgan Stanley USD 179,543 03/18/2026 1,651
Total unrealized appreciation $ 8,305
USD 113,681 Bank of Montreal AUD 172,000 03/18/2026 $ (6,801)
USD 132,532 Bank of Montreal CAD 182,000 03/18/2026 (2,107)
USD 147,683 Citibank NA CHF 116,000 03/18/2026 (3,657)
USD 110,903 Bank of Montreal DKK 704,000 03/18/2026 (1,528)
USD 130,520 JPMorgan Chase Bank NA EUR 111,000 03/18/2026 (1,799)
USD 217,058 Morgan Stanley EUR 184,000 03/18/2026 (2,283)
USD 130,182 Citibank NA SEK 1,196,000 03/18/2026 (5,221)
Total unrealized depreciation $ (23,396)
Net unrealized depreciation $ (15,091)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
SEK — Swedish Krona
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 2 .9%
Austria 0 .1
Belgium 0 .2
Brazil 0 .0
†
Canada 1 .8
Chile 0 .0
†
China 0 .1
Denmark 0 .7
Faroe Islands 0 .0
†
Finland 0 .4
France 3 .1
Germany 1 .6
Hong Kong 0 .2
Ireland 1 .0
Israel 0 .0
†
Italy 1 .1
Japan 5 .8
Luxembourg 0 .1
Netherlands 1 .6
New Zealand 0 .1
Norway 0 .2
Poland 0 .0
†
Portugal 0 .1
Singapore 0 .3
South Africa 0 .1
Spain 1 .9
Sweden 1 .1
Switzerland 1 .1
United Kingdom 4 .0
United States 68 .4
Other
1
2 .0
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .0%
Rights 0 .0
†
Securities Lending Reinvestments 1 .2
Others
(1)
0 .8
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Automobiles -
2 .8%
Rivian Automotive, Inc., Class A* 1,365 $ 20,134
Tesla, Inc.* 7,800 3,357,198
3,377,332
Banks -
2 .1%
JPMorgan Chase & Co. 8,255 2,525,122
Beverages -
0 .8%
Coca-Cola Europacific Partners plc 2,275 208,618
Keurig Dr Pepper, Inc. 12,480 342,451
PepsiCo, Inc. 2,470 379,466
930,535
Biotechnology -
1 .2%
Amgen, Inc. 3,705 1,266,665
Gilead Sciences, Inc. 1,105 156,855
1,423,520
Broadline Retail -
4 .8%
Amazon.com, Inc.* 22,425 5,366,302
eBay, Inc. 4,550 415,051
5,781,353
Building Products -
1 .4%
Carlisle Cos., Inc. 390 132,947
Johnson Controls International plc 6,500 775,190
Lennox International, Inc. 325 160,901
Trane Technologies plc 1,495 628,767
1,697,805
Capital Markets -
6 .3%
Bank of New York Mellon Corp. (The) 6,955 834,043
BlackRock, Inc. 1,105 1,236,429
FactSet Research Systems, Inc. 390 99,200
Goldman Sachs Group, Inc. (The) 1,690 1,580,843
Moody's Corp. 1,560 804,274
Morgan Stanley 3,250 594,100
MSCI, Inc., Class A 780 475,192
Nasdaq, Inc. 4,225 409,360
S&P Global, Inc. 2,405 1,269,335
State Street Corp. 2,795 365,754
7,668,530
Chemicals -
1 .4%
Ecolab, Inc. 2,535 714,844
International Flavors & Fragrances,
Inc. 2,470 172,431
Sherwin-Williams Co. (The) 2,275 806,806
1,694,081
Commercial Services & Supplies -
1 .7%
Cintas Corp. 3,575 684,219
Republic Services, Inc., Class A 2,145 461,368
Investments Shares Value
Commercial Services & Supplies
(continued)
Waste Management, Inc. 3,965 $ 881,182
2,026,769
Communications Equipment -
1 .3%
Cisco Systems, Inc. 19,955 1,562,876
Consumer Finance -
0 .0% (a)
American Express Co. 195 68,673
Consumer Staples Distribution & Retail -
2 .7%
Kroger Co. (The) 6,175 388,099
Sysco Corp. 4,745 397,868
Target Corp. 4,420 466,177
Walmart, Inc. 17,290 2,059,931
3,312,075
Containers & Packaging -
0 .1%
Avery Dennison Corp. 780 144,698
Diversified Telecommunication Services -
1 .2%
Comcast Corp., Class A 36,270 1,079,032
Verizon Communications, Inc. 8,905 396,451
1,475,483
Electric Utilities -
1 .2%
Edison International 3,770 234,795
Eversource Energy 3,575 247,140
NextEra Energy, Inc. 7,280 639,912
PG&E Corp. 21,450 330,759
1,452,606
Electrical Equipment -
0 .7%
Emerson Electric Co. 5,525 811,954
Electronic Equipment, Instruments & Components -
0 .2%
Jabil, Inc. 1,040 246,678
Energy Equipment & Services -
1 .3%
Baker Hughes Co., Class A 9,685 542,747
Halliburton Co. 8,255 276,708
SLB Ltd. 14,690 710,702
1,530,157
Financial Services -
4 .3%
Berkshire Hathaway, Inc., Class B* 1,235 593,455
Fiserv, Inc.* 5,395 343,823
Global Payments, Inc. 2,405 172,535
Mastercard, Inc., Class A 3,185 1,716,046
PayPal Holdings, Inc. 8,840 465,780
Visa, Inc., Class A 5,980 1,924,543
5,216,182
Ground Transportation -
2 .1%
CSX Corp. 18,135 684,778
Norfolk Southern Corp. 2,210 643,640

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Union Pacific Corp. 5,200 $ 1,222,520
2,550,938
Health Care Equipment & Supplies -
2 .1%
Abbott Laboratories 10,010 1,094,093
Becton Dickinson & Co. 1,300 264,524
Medtronic plc 11,895 1,224,709
2,583,326
Health Care Providers & Services -
2 .0%
Cigna Group (The) 2,600 712,686
CVS Health Corp. 12,480 930,010
Elevance Health, Inc. 2,210 764,085
2,406,781
Health Care REITs -
0 .0% (a)
Ventas, Inc., REIT(b) 325 25,243
Hotels, Restaurants & Leisure -
1 .8%
Airbnb, Inc., Class A* 4,225 546,588
Booking Holdings, Inc. 237 1,185,436
Expedia Group, Inc. 1,170 309,863
Las Vegas Sands Corp. 3,380 178,227
2,220,114
Household Products -
0 .9%
Church & Dwight Co., Inc. 2,405 231,481
Clorox Co. (The) 1,170 131,964
Colgate-Palmolive Co. 7,540 680,787
1,044,232
Industrial REITs -
1 .0%
Prologis, Inc., REIT 9,035 1,179,610
Insurance -
0 .7%
Hartford Insurance Group, Inc. (The) 2,795 377,493
MetLife, Inc. 5,525 435,812
813,305
Interactive Media & Services -
11 .0%
Alphabet, Inc., Class A 14,560 4,921,280
Alphabet, Inc., Class C 12,740 4,312,872
Meta Platforms, Inc., Class A 5,720 4,098,380
13,332,532
IT Services -
1 .6%
Cognizant Technology Solutions
Corp., Class A 4,875 400,042
GoDaddy, Inc., Class A* 1,430 143,744
International Business Machines
Corp. 4,680 1,435,356
1,979,142
Life Sciences Tools & Services -
0 .2%
Illumina, Inc.* 1,560 225,904
Investments Shares Value
Machinery -
0 .4%
Ingersoll Rand, Inc. 3,835 $ 330,155
Xylem, Inc. 1,365 188,193
518,348
Metals & Mining -
0 .0% (a)
Agnico Eagle Mines Ltd. 130 24,765
Multi-Utilities -
0 .3%
Consolidated Edison, Inc. 3,510 374,271
Sempra 260 22,623
396,894
Oil, Gas & Consumable Fuels -
1 .3%
Devon Energy Corp. 6,045 243,069
Occidental Petroleum Corp. 7,150 324,539
ONEOK, Inc. 6,110 483,851
Phillips 66 195 27,994
Valero Energy Corp. 3,055 554,269
1,633,722
Personal Care Products -
0 .2%
Estee Lauder Cos., Inc. (The), Class
A 2,275 262,262
Pharmaceuticals -
4 .8%
Bristol-Myers Squibb Co. 8,905 490,220
Eli Lilly & Co. 390 404,489
Johnson & Johnson 9,360 2,127,060
Merck & Co., Inc. 14,690 1,619,866
Pfizer, Inc. 45,955 1,215,050
5,856,685
Professional Services -
1 .8%
Automatic Data Processing, Inc. 3,965 978,641
Broadridge Financial Solutions, Inc. 1,170 230,619
Equifax, Inc. 1,235 248,729
Paychex, Inc. 3,185 328,469
Paycom Software, Inc. 520 70,070
Verisk Analytics, Inc., Class A 1,365 296,833
2,153,361
Real Estate Management & Development -
0 .1%
Zillow Group, Inc., Class C* 1,560 98,327
Residential REITs -
0 .2%
AvalonBay Communities, Inc., REIT 1,365 242,520
Semiconductors & Semiconductor Equipment -
11 .1%
Broadcom, Inc. 5,395 1,787,363
First Solar, Inc.* 975 219,882
Intel Corp.* 32,175 1,495,172
NVIDIA Corp. 52,520 10,038,148
13,540,565
Software -
10 .2%
Adobe, Inc.* 3,510 1,029,307
Autodesk, Inc.* 2,080 525,970
Cadence Design Systems, Inc.* 2,665 789,799

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Fortinet, Inc.* 6,435 $ 522,908
Microsoft Corp. 15,600 6,712,524
Oracle Corp. 975 160,466
Salesforce, Inc. 5,525 1,172,902
ServiceNow, Inc.* 7,150 836,622
Workday, Inc., Class A* 2,145 376,726
Zoom Communications, Inc., Class
A* 2,470 227,487
12,354,711
Specialized REITs -
0 .7%
Equinix, Inc., REIT 975 800,407
Specialty Retail -
1 .0%
Best Buy Co., Inc. 1,950 126,945
Home Depot, Inc. (The) 780 292,180
Tractor Supply Co. 5,135 261,269
Ulta Beauty, Inc.* 455 294,549
Williams-Sonoma, Inc.(b) 1,235 252,742
1,227,685
Technology Hardware, Storage & Peripherals -
7 .8%
Apple, Inc. 32,630 8,466,832
Dell Technologies, Inc., Class C 2,990 342,176
Hewlett Packard Enterprise Co. 12,805 275,564
HP, Inc. 9,035 175,640
NetApp, Inc. 1,950 187,882
9,448,094
Textiles, Apparel & Luxury Goods -
0 .3%
Amer Sports, Inc.* 1,560 57,143
Lululemon Athletica, Inc.* 1,040 181,480
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Ralph Lauren Corp., Class A 390 $ 137,830
376,453
Water Utilities -
0 .2%
American Water Works Co., Inc. 1,885 243,410
Total Common Stocks
(Cost $102,618,758) 120,485,765
Principal
Amount
SHORT-TERM INVESTMENTS - 0 .0% (a) (c) (d)
U.S. TREASURY OBLIGATIONS - 0 .0%
U.S. Treasury Bills
3.72%, 5/7/2026
(Cost $58,429) $ 59,000 58,450
Total Investments - 99.3%
(Cost $102,677,187) 120,544,215
Other assets less liabilities - 0.7% 840,381
NET ASSETS - 100.0% $121,384,596
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $249,170, collateralized in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.13%, and maturity dates
ranging from February 5, 2026 – August 15, 2054; a total
value of $255,240.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of January 31,
2026.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares
®
ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 Micro E-Mini Index 25 03/20/2026 USD $ 870,719 $ 7,389
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Security Type % of Net Assets
Common Stocks 99 .3%
Short-Term Investments 0 .0
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Air Freight & Logistics -
0 .9%
Deutsche Post AG 12,189 $ 686,170
Automobile Components -
0 .6%
Bridgestone Corp. 19,700 445,057
Automobiles -
1 .2%
Honda Motor Co. Ltd. 8,500 85,683
Mercedes-Benz Group AG 5,049 347,118
Nissan Motor Co. Ltd.* 37,700 92,209
Renault SA 816 30,948
Toyota Motor Corp. 11,300 256,678
Yamaha Motor Co. Ltd.(a) 15,300 115,400
928,036
Banks -
15 .8%
ABN AMRO Bank NV, CVA(b) 7,650 282,672
Banco Bilbao Vizcaya Argentaria SA 23,715 605,159
Banco Santander SA 59,619 764,579
Bank of Montreal(a) 938 128,403
Barclays plc 57,936 386,542
BNP Paribas SA 2,244 243,465
Canadian Imperial Bank of
Commerce 9,639 895,744
Commonwealth Bank of Australia 10,404 1,088,614
Danske Bank A/S 8,160 417,932
DBS Group Holdings Ltd. 1,200 55,981
HSBC Holdings plc 39,066 689,081
ING Groep NV 31,161 920,094
Intesa Sanpaolo SpA 133,569 947,999
KBC Group NV 3,825 541,044
Mediobanca Banca di Credito
Finanziario SpA 8,364 175,423
Mitsubishi UFJ Financial Group, Inc. 48,200 876,293
Mizuho Financial Group, Inc. 4,200 184,679
National Australia Bank Ltd. 5,508 167,349
National Bank of Canada 1,938 232,205
NatWest Group plc 13,668 124,764
Royal Bank of Canada 8,075 1,351,965
Standard Chartered plc 18,717 478,244
Svenska Handelsbanken AB, Class A 24,582 390,435
UniCredit SpA 663 57,933
Westpac Banking Corp. 14,025 381,415
12,388,014
Beverages -
1 .2%
Asahi Group Holdings Ltd. 25,500 266,555
Diageo plc 23,307 535,876
Heineken NV 1,428 117,796
920,227
Biotechnology -
0 .6%
CSL Ltd. 2,703 343,534
Investments Shares Value
Biotechnology
(continued)
Swedish Orphan Biovitrum AB* 3,264 $ 124,259
467,793
Broadline Retail -
1 .1%
Dollarama, Inc. 2,754 373,193
Next plc 1,989 362,056
Rakuten Group, Inc.* 25,500 152,907
888,156
Building Products -
1 .2%
Cie de Saint-Gobain SA 7,344 727,076
Kingspan Group plc 2,601 227,429
954,505
Capital Markets -
4 .0%
3i Group plc 13,872 637,891
Brookfield Asset Management Ltd.,
Class A 3,366 168,157
Daiwa Securities Group, Inc.(a) 22,400 218,322
Deutsche Boerse AG 510 129,414
EQT AB(a) 6,222 237,571
Hong Kong Exchanges & Clearing
Ltd. 13,500 747,109
IGM Financial, Inc.(a) 1,530 74,413
London Stock Exchange Group plc 153 17,053
Macquarie Group Ltd. 2,652 394,200
Nomura Holdings, Inc. 51,000 467,153
SBI Holdings, Inc. 2,800 63,239
3,154,522
Chemicals -
2 .7%
Akzo Nobel NV(a) 3,009 212,273
Givaudan SA (Registered) 157 609,202
Nippon Paint Holdings Co. Ltd. 7,100 47,154
Nitto Denko Corp. 11,900 264,290
Novonesis Novozymes B, Class B 4,437 272,630
Shin-Etsu Chemical Co. Ltd. 300 9,975
Sika AG (Registered) 2,601 500,913
Symrise AG, Class A 2,244 189,700
Toray Industries, Inc. 5,100 37,640
2,143,777
Commercial Services & Supplies -
1 .1%
Brambles Ltd. 16,014 251,297
Dai Nippon Printing Co. Ltd. 5,100 91,497
Rentokil Initial plc 44,370 274,416
Secom Co. Ltd. 7,100 260,462
877,672
Communications Equipment -
0 .3%
Nokia OYJ 33,558 216,538
Construction & Engineering -
0 .1%
WSP Global, Inc. 377 73,284

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail -
2 .0%
Carrefour SA 9,741 $ 160,383
Jeronimo Martins SGPS SA 4,692 111,134
Loblaw Cos. Ltd. 4,567 206,639
Tesco plc 111,333 649,607
Woolworths Group Ltd. 21,216 459,857
1,587,620
Diversified Consumer Services -
0 .2%
Pearson plc 10,404 136,687
Diversified REITs -
0 .2%
CapitaLand Integrated Commercial
Trust, REIT 86,700 163,288
Diversified Telecommunication Services -
1 .8%
BCE, Inc. 5,661 146,394
Deutsche Telekom AG (Registered) 17,238 577,688
NTT, Inc. 30,600 30,727
Singapore Telecommunications Ltd. 20,400 73,787
Swisscom AG (Registered) 459 377,607
Telefonica SA(a) 19,941 81,013
TELUS Corp. 8,313 116,639
1,403,855
Electric Utilities -
2 .2%
EDP SA 55,080 282,876
Enel SpA 40,749 451,225
Iberdrola SA 30,345 683,191
Iberdrola SA, Class R* 407 9,163
Terna - Rete Elettrica Nazionale 23,613 256,360
1,682,815
Electrical Equipment -
3 .8%
Legrand SA 2,193 352,202
Mitsubishi Electric Corp. 4,100 128,374
Schneider Electric SE 3,876 1,117,265
Siemens Energy AG* 5,049 868,246
Vestas Wind Systems A/S 17,187 524,739
2,990,826
Electronic Equipment, Instruments & Components -
1 .3%
Celestica, Inc.*(a) 1,989 562,014
Murata Manufacturing Co. Ltd. 8,000 162,635
TDK Corp. 21,200 272,249
996,898
Energy Equipment & Services -
0 .2%
Tenaris SA(a) 6,681 149,105
Entertainment -
0 .0% (c)
Nintendo Co. Ltd. 100 6,518
Toho Co. Ltd. 400 20,425
26,943
Financial Services -
0 .2%
Mitsubishi HC Capital, Inc. 15,300 133,798
Investments Shares Value
Food Products -
1 .1%
Nestle SA (Registered) 9,027 $ 860,792
Gas Utilities -
0 .0% (c)
Hong Kong & China Gas Co. Ltd. 20,000 18,874
Ground Transportation -
1 .4%
Canadian National Railway Co. 7,446 720,268
Canadian Pacific Kansas City Ltd.(a) 1,020 76,243
Central Japan Railway Co. 3,700 103,305
East Japan Railway Co. 4,500 113,565
MTR Corp. Ltd.(a) 25,500 112,910
1,126,291
Health Care Equipment & Supplies -
1 .6%
Alcon AG 306 24,804
BioMerieux 714 83,073
Koninklijke Philips NV 14,229 408,462
Olympus Corp. 15,300 182,596
Siemens Healthineers AG(b) 5,916 296,791
Sonova Holding AG (Registered) 887 243,621
1,239,347
Hotels, Restaurants & Leisure -
1 .2%
Amadeus IT Group SA 7,650 515,289
Galaxy Entertainment Group Ltd. 17,000 86,636
Oriental Land Co. Ltd.(a) 15,300 268,737
Sands China Ltd. 40,800 88,969
959,631
Household Durables -
1 .1%
Panasonic Holdings Corp. 6,400 87,831
Sekisui House Ltd.(a) 6,400 142,637
Sony Group Corp. 26,700 597,834
828,302
Household Products -
1 .0%
Henkel AG & Co. KGaA (Preference) 2,958 260,968
Reckitt Benckiser Group plc 5,865 490,299
751,267
Independent Power and Renewable Electricity Producers
-
0 .4%
EDP Renovaveis SA(a) 4,998 76,107
Orsted A/S*(b) 8,912 201,036
277,143
Industrial Conglomerates -
3 .1%
Hitachi Ltd. 32,000 1,112,096
Siemens AG (Registered) 4,233 1,290,673
2,402,769
Industrial REITs -
0 .3%
Segro plc, REIT 22,644 235,722
Insurance -
7 .0%
Aegon Ltd. 7,905 61,861
AIA Group Ltd. 33,200 384,089
Allianz SE (Registered) 1,785 789,527

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Aviva plc 51,765 $ 451,637
AXA SA 16,728 764,775
Japan Post Holdings Co. Ltd. 15,300 183,935
Manulife Financial Corp. 22,185 849,785
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 384 234,077
QBE Insurance Group Ltd. 18,972 262,361
Sompo Holdings, Inc. 12,100 416,982
Swiss Re AG 1,326 212,577
Tokio Marine Holdings, Inc. 700 25,988
Zurich Insurance Group AG 1,224 872,639
5,510,233
Interactive Media & Services -
0 .1%
LY Corp. 45,900 118,008
IT Services -
2 .2%
Capgemini SE 2,805 437,810
CGI, Inc. 3,366 290,080
Fujitsu Ltd. 26,300 730,215
Nomura Research Institute Ltd. 6,500 198,085
Shopify, Inc., Class A* 255 33,645
1,689,835
Leisure Products -
0 .2%
Shimano, Inc. 1,200 137,145
Machinery -
1 .9%
Atlas Copco AB, Class A 12,546 260,423
Daimler Truck Holding AG 918 44,732
Epiroc AB, Class A 6,834 192,770
GEA Group AG 2,295 164,907
Komatsu Ltd. 3,400 130,680
Kone OYJ, Class B 2,652 191,253
Kubota Corp. 15,300 235,015
SKF AB, Class B 5,661 148,747
Volvo AB, Class B(a) 1,428 52,266
Weir Group plc (The) 1,428 63,216
1,484,009
Media -
0 .4%
Informa plc 4,896 59,123
Publicis Groupe SA 2,856 286,081
345,204
Metals & Mining -
3 .0%
Anglo American plc 10,302 481,786
Antofagasta plc 765 38,296
BHP Group Ltd. 1,224 43,362
Fortescue Ltd.(a) 6,987 102,790
Kinross Gold Corp. 13,515 427,961
Northern Star Resources Ltd. 23,460 475,626
Rio Tinto Ltd.(a) 459 48,731
Investments Shares Value
Metals & Mining
(continued)
Wheaton Precious Metals Corp. 5,559 $ 736,424
2,354,976
Multi-Utilities -
0 .4%
National Grid plc 17,958 304,216
Office REITs -
0 .1%
Gecina SA, REIT 765 70,486
Oil, Gas & Consumable Fuels -
4 .6%
Enbridge, Inc. 18,972 931,262
ENEOS Holdings, Inc. 41,600 350,172
Pembina Pipeline Corp. 6,375 266,365
Repsol SA 17,544 345,523
Shell plc 28,509 1,093,054
TC Energy Corp. 1,377 81,187
TotalEnergies SE 6,885 500,864
3,568,427
Passenger Airlines -
0 .1%
International Consolidated Airlines
Group SA 14,943 85,754
Personal Care Products -
1 .4%
Kao Corp. 7,800 312,789
L'Oreal SA 1,785 821,804
1,134,593
Pharmaceuticals -
8 .7%
Astellas Pharma, Inc. 25,500 354,415
AstraZeneca plc 6,446 1,202,991
Daiichi Sankyo Co. Ltd. 9,200 169,138
GSK plc 16,932 436,004
Novartis AG (Registered) 8,007 1,191,822
Novo Nordisk A/S, Class B 14,484 852,699
Roche Holding AG 370 168,507
Sanofi SA 7,956 749,616
Takeda Pharmaceutical Co. Ltd. 17,100 581,085
Teva Pharmaceutical Industries
Ltd.*(a) 14,076 460,030
UCB SA 1,989 604,331
6,770,638
Professional Services -
2 .0%
Computershare Ltd. 816 18,699
Recruit Holdings Co. Ltd. 11,200 588,098
RELX plc 19,941 705,718
Wolters Kluwer NV 2,856 268,006
1,580,521
Real Estate Management & Development -
0 .7%
CK Asset Holdings Ltd. 9,500 55,761
Mitsubishi Estate Co. Ltd. 18,200 464,852
520,613
Retail REITs -
0 .6%
Scentre Group, REIT 91,443 261,366

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Retail REITs
(continued)
Unibail-Rodamco-Westfield, REIT(a) 2,142 $ 236,986
498,352
Semiconductors & Semiconductor Equipment -
3 .5%
Advantest Corp. 3,900 644,817
ASML Holding NV 1,428 2,065,086
2,709,903
Software -
1 .5%
SAP SE 5,304 1,076,217
Xero Ltd.*(a) 1,989 130,631
1,206,848
Specialty Retail -
1 .2%
Fast Retailing Co. Ltd. 600 228,705
Industria de Diseno Textil SA 10,302 674,067
ZOZO, Inc. 6,700 55,421
958,193
Technology Hardware, Storage & Peripherals -
0 .1%
Canon, Inc.(a) 2,400 72,890
Textiles, Apparel & Luxury Goods -
1 .4%
Cie Financiere Richemont SA
(Registered) 1,020 198,092
Hermes International SCA 71 171,380
Kering SA 1,020 320,531
LVMH Moet Hennessy Louis Vuitton
SE 663 431,361
1,121,364
Trading Companies & Distributors -
1 .4%
Bunzl plc 5,457 153,362
Ferguson Enterprises, Inc. 255 64,377
ITOCHU Corp. 66,300 847,124
1,064,863
Transportation Infrastructure -
0 .8%
Aena SME SA(b) 6,630 206,886
Transurban Group 45,645 446,074
652,960
Water Utilities -
0 .4%
Severn Trent plc 4,539 182,375
United Utilities Group plc 5,712 97,743
280,118
Wireless Telecommunication Services -
1 .7%
SoftBank Corp. 484,500 656,428
SoftBank Group Corp. 7,300 201,263
Vodafone Group plc 301,308 444,067
1,301,758
Total Common Stocks
(Cost $60,989,639) 77,657,631
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 0 .1% (d)
REPURCHASE AGREEMENTS - 0 .1%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$97,192, collateralized by various
U.S. Treasury Securities, ranging
from 0.00% - 6.63%, maturing
1/31/2026 - 5/15/2052; total
market value $98,176
(Cost $97,173) $97,173 $ 97,173
Total Investments - 99.4%
(Cost $61,086,812) 77,754,804
Other assets less liabilities - 0.6% 432,390
NET ASSETS - 100.0% $78,187,194
* Non-income producing security.
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan at
January 31, 2026 was $2,835,588, collateralized in the
form of cash with a value of $97,173 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$1,807,640 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from February 17,
2026 – November 15, 2055 and $1,216,101 of collateral
in the form of Foreign Government Fixed Income
Securities, interest rates ranging from 0.00% – 5.50%,
and maturity dates ranging from February 25, 2026 –
June 30, 2120; a total value of $3,120,914.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $97,173.
Percentages shown are based on Net Assets.
Abbreviations
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Futures Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 3 03/20/2026 USD $ 455,520 $ 18,216
Forward Foreign Currency Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
AUD 99,000 Bank of Montreal USD 65,433 03/18/2026 $ 3,914
CAD 51,291 Toronto-Dominion Bank (The) USD 37,417 03/18/2026 527
CHF 47,000 JPMorgan Chase Bank NA USD 59,607 03/18/2026 1,712
JPY 16,961,000 Toronto-Dominion Bank (The) USD 108,531 03/18/2026 1,810
USD 20,229 Goldman Sachs & Co. HKD 157,028 03/18/2026 93
Total unrealized appreciation $ 8,056
USD 46,092 Bank of Montreal AUD 69,070 03/18/2026 $ (2,290)
USD 143,681 Citigroup Global Markets, Inc. CHF 112,857 03/18/2026 (3,558)
USD 18,409 Morgan Stanley EUR 15,606 03/18/2026 (194)
USD 47,009 Citigroup Global Markets, Inc. GBP 35,011 03/18/2026 (1,032)
USD 107,754 JPMorgan Chase Bank NA JPY 16,581,090 03/18/2026 (116)
USD 25,575 Bank of Montreal NOK 257,473 03/18/2026 (1,242)
USD 21,080 Citigroup Global Markets, Inc. NZD 36,099 03/18/2026 (790)
USD 42,472 Citigroup Global Markets, Inc. SEK 390,201 03/18/2026 (1,703)
USD 50,664 Morgan Stanley SGD 65,000 03/18/2026 (710)
Total unrealized depreciation $ (11,635)
Net unrealized depreciation $ (3,579)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 6 .1%
Belgium 1 .4
Canada 11 .2
Denmark 2 .9
Finland 0 .5
France 9 .6
Germany 8 .9
Hong Kong 1 .9
Ireland 0 .3
Israel 0 .6
Italy 2 .6
Japan 19 .2
Netherlands 5 .5
New Zealand 0 .2
Portugal 0 .6
Singapore 0 .4
Spain 5 .0
Sweden 1 .8
Switzerland 6 .7
United Kingdom 13 .9
Other
1
0 .7
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 0 .1
Others
(1)
0 .6
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .4%
Building Products -
0 .6%
Simpson Manufacturing Co., Inc.(a) 123,704 $ 21,868,393
UFP Industries, Inc. 181,608 18,756,474
40,624,867
Chemicals -
16 .1%
Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A* 2,105,600 16,975,709
CF Industries Holdings, Inc.(a) 1,002,792 93,490,298
Corteva, Inc. 4,461,240 324,778,272
ICL Group Ltd. 6,198,360 33,855,914
K+S AG (Registered) 1,331,792 21,895,943
Mosaic Co. (The) 1,995,056 54,864,040
Nutrien Ltd.(a) 3,858,512 267,131,042
PhosAgro PJSC*‡ 308,581 —
PI Industries Ltd. 818,552 28,434,310
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 12,883,450 60,778,512
SABIC Agri-Nutrients Co. 1,850,296 61,665,022
UPL Ltd. 4,448,080 34,039,689
Yara International ASA 1,226,512 56,629,575
Yunnan Yuntianhua Co. Ltd., Class A 4,461,016 24,518,414
1,079,056,740
Containers & Packaging -
0 .2%
Klabin SA 3,421,600 12,521,675
Food Products -
11 .7%
Archer-Daniels-Midland Co. 2,984,688 200,899,349
Bakkafrost P/F 379,008 18,328,430
Bunge Global SA 884,352 100,710,006
Cal-Maine Foods, Inc.(a) 263,200 21,985,096
Charoen Pokphand Foods PCL,
NVDR 24,214,400 15,930,020
Charoen Pokphand Indonesia Tbk.
PT 56,324,800 14,865,586
Golden Agri-Resources Ltd. 50,008,000 11,428,148
Jiangxi Zhengbang Technology Co.
Ltd., Class A* 22,372,000 10,624,970
Mowi ASA 3,445,288 79,464,818
Muyuan Foods Co. Ltd., Class A 13,806,019 91,397,694
New Hope Liuhe Co. Ltd., Class A 11,304,208 14,706,777
PPB Group Bhd. 6,053,600 17,353,039
QL Resources Bhd. 19,213,600 19,593,778
Salmar ASA 563,248 33,622,192
Tyson Foods, Inc., Class A 1,763,440 115,205,535
United Plantations Bhd. 2,233,700 17,135,233
783,250,671
Industrial Conglomerates -
1 .2%
Industries Qatar QSC 23,906,456 83,518,297
Investments Shares Value
Metals & Mining -
31 .0%
Agnico Eagle Mines Ltd. 828,429 $ 158,350,672
Alamos Gold, Inc., Class A 697,937 26,007,385
Anglo American plc 1,605,520 75,084,198
Antofagasta plc 500,080 25,033,845
Barrick Mining Corp.(a) 2,789,920 128,231,452
BHP Group Ltd. 6,977,432 247,188,182
Boliden AB* 429,016 30,367,582
Evolution Mining Ltd. 3,132,080 32,276,368
First Quantum Minerals Ltd.*(a) 1,026,480 29,176,395
Fortescue Ltd.(a) 2,376,696 34,964,882
Franco-Nevada Corp. 297,976 70,137,629
Freeport-McMoRan, Inc. 1,842,400 110,967,752
Glencore plc 14,144,368 96,902,473
GMK Norilskiy Nickel PAO*‡ 5,847,273 —
Gold Fields Ltd. 1,405,488 74,466,544
Grupo Mexico SAB de CV, Series B 4,633,155 51,828,197
Hindalco Industries Ltd. 2,247,728 23,521,272
Kinross Gold Corp. 2,034,536 64,424,845
Lundin Mining Corp.(a) 1,092,280 27,707,283
Newmont Corp. 1,492,344 167,664,848
Northern Star Resources Ltd. 2,318,792 47,010,996
Pan American Silver Corp.(a) 681,688 37,347,733
Rio Tinto plc 1,637,104 151,370,246
Royal Gold, Inc.(a) 110,544 29,107,341
Saudi Arabian Mining Co.* 2,031,904 41,876,497
Teck Resources Ltd., Class B(a) 694,848 37,499,163
Vale SA 5,527,200 89,017,105
Valterra Platinum Ltd. 268,464 25,444,445
Wheaton Precious Metals Corp.(a) 739,592 97,976,892
Zijin Mining Group Co. Ltd., Class A 8,685,600 50,174,856
2,081,127,078
Oil, Gas & Consumable Fuels -
30 .3%
BP plc 16,550,016 105,332,502
Cameco Corp.(a) 634,312 78,886,744
Canadian Natural Resources Ltd. 2,184,560 81,678,007
Cenovus Energy, Inc.(a) 1,521,296 30,186,629
Chevron Corp. 1,560,776 276,101,274
China Petroleum & Chemical Corp.,
Class H(a) 23,828,000 16,414,797
ConocoPhillips 971,208 101,229,010
Coterra Energy, Inc. 631,680 18,223,968
Devon Energy Corp. 497,448 20,002,384
Diamondback Energy, Inc. 152,656 25,027,951
Eni SpA(a) 2,060,856 42,232,938
EOG Resources, Inc. 436,912 48,990,943
EQT Corp. 529,032 30,541,017
Equinor ASA 710,640 19,026,308
Expand Energy Corp. 192,136 21,598,008
Exxon Mobil Corp. 2,508,296 354,673,054
Gazprom PJSC*‡ 15,937,700 —
Imperial Oil Ltd.(a) 192,136 19,519,366
Inpex Corp. 953,900 21,290,534
LUKOIL PJSC*‡ 214,305 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
LUKOIL PJSC, ADR*‡ 269,035 $ —
Novatek PJSC*‡ 1,237,715 —
Occidental Petroleum Corp.(a) 547,456 24,849,028
ORLEN SA 639,576 19,525,393
PetroChina Co. Ltd., Class H 22,622,000 26,880,951
Petroleo Brasileiro SA - Petrobras
(Preference) 5,000,800 36,066,929
Repsol SA 1,208,088 23,792,877
Rosneft Oil Co. PJSC*‡ 2,926,433 —
Santos Ltd. 3,221,568 15,820,655
Saudi Arabian Oil Co.(b) 6,303,640 43,360,949
Shell plc 6,224,680 238,658,370
Suncor Energy, Inc. 1,321,264 70,222,184
Tatneft PJSC*‡ 2,021,036 —
Texas Pacific Land Corp.(a) 44,900 15,641,364
TotalEnergies SE 2,155,608 156,814,225
Tourmaline Oil Corp.(a) 386,904 18,411,619
Woodside Energy Group Ltd.(a) 1,995,056 35,458,038
2,036,458,016
Paper & Forest Products -
2 .8%
Holmen AB, Class B(a) 278,992 10,520,210
Mondi plc(a) 1,563,408 18,321,602
Oji Holdings Corp. 3,158,400 18,738,284
Stella-Jones, Inc.(a) 173,712 11,712,074
Stora Enso OYJ, Class R(a) 2,050,328 23,752,664
Suzano SA 2,266,800 21,358,070
Svenska Cellulosa AB SCA, Class
B(a) 1,708,168 21,525,165
UPM-Kymmene OYJ(a) 1,797,656 49,978,649
West Fraser Timber Co. Ltd.(a) 186,872 12,832,572
Zhongfu Straits Pingtan Development
Co. Ltd., Class A* 1,842,400 2,744,310
191,483,600
Specialized REITs -
0 .9%
Rayonier, Inc., REIT 415,856 9,456,565
Weyerhaeuser Co., REIT 2,010,848 51,839,662
61,296,227
Water Utilities -
4 .6%
Aguas Andinas SA, Class A 10,546,424 4,703,671
American Water Works Co., Inc.(a) 605,360 78,170,137
Beijing Enterprises Water Group Ltd. 15,792,000 5,439,451
Chengdu Xingrong Environment Co.
Ltd., Class A 3,421,600 3,604,535
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 1,894,261 51,094,448
Cia de Saneamento de Minas Gerais
Copasa MG 702,900 6,867,155
Cia De Sanena Do Parana* 943,900 8,415,783
Essential Utilities, Inc. 813,288 31,547,442
Grandblue Environment Co. Ltd.,
Class A 776,229 3,299,965
Guangdong Investment Ltd. 10,528,000 9,948,736
Investments Shares Value
Water Utilities
(continued)
Manila Water Co., Inc. 3,948,000 $ 2,722,273
Pennon Group plc 1,821,344 13,658,889
Severn Trent plc 1,018,584 40,926,175
United Utilities Group plc 2,660,952 45,534,097
Zhongshan Public Utilities Group Co.
Ltd., Class A 1,579,200 2,806,810
308,739,567
Total Common Stocks
(Cost $5,069,289,812) 6,678,076,738
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .9% (c)
CERTIFICATES OF DEPOSIT - 0 .7%
Bank of Montreal, Chicago
(SOFR + 0.31%), 3.96%,
5/29/2026(d) $ 2,000,000 2,000,872
(SOFR + 0.35%), 4.00%,
11/18/2026(d) 2,000,000 2,001,082
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 3.99%,
7/1/2026(d) 3,000,000 2,999,968
(SOFR + 0.30%), 3.95%,
1/21/2027(d) 1,000,000 999,996
Barclays Bank plc, New York
(SOFR + 0.22%), 3.86%,
4/10/2026(d) 2,000,000 1,999,994
(SOFR + 0.25%), 3.89%,
4/29/2026(d) 2,000,000 2,000,144
Credit Agricole CIB, New York
(SOFR + 0.27%), 3.92%,
6/5/2026(d) 3,000,000 3,000,654
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 3.88%,
5/11/2026(d) 4,000,000 4,000,888
(SOFR + 0.25%), 3.89%,
5/27/2026(d) 2,000,000 2,000,588
MUFG Bank Ltd., New York Branch
(SOFR + 0.22%), 3.86%,
3/12/2026(d) 2,000,000 2,000,000
Royal Bank of Canada, New York
(SOFR + 0.35%), 4.00%,
11/12/2026(d) 3,000,000 3,001,602
(SOFR + 0.30%), 3.95%,
1/22/2027(d) 1,000,000 999,993
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 3.77%,
2/10/2026(d) 2,000,000 2,000,048
(SOFR + 0.21%), 3.86%,
3/10/2026(d) 2,000,000 2,000,000
(SOFR + 0.22%), 3.87%,
4/9/2026(d) 5,000,000 5,000,965

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Trust Bank Ltd.,
London
4.00%, 3/4/2026 $ 2,000,000 $ 2,000,000
4.00%, 3/11/2026 5,000,000 5,000,000
Sumitomo Mitsui Trust Bank Ltd.,
New York
4.40%, 2/3/2026 2,000,000 2,000,000
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 3.84%,
4/6/2026(d) 2,000,000 2,000,254
(SOFR + 0.36%), 4.00%,
5/8/2026(d) 3,000,000 3,001,809
Total Certificates of Deposit
(Cost $50,000,048) 50,008,857
REPURCHASE AGREEMENTS - 2 .2%
BofA Securities, Inc.
4.08%, dated 1/31/2026, due
5/4/2026, repurchase price
$8,084,320, collateralized by
various Common Stocks, U.S.
Treasury Securities, 1.88%,
7/15/2035; ; total market value
$8,620,884 8,000,000 8,000,000
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$21,419,652, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $21,636,314 21,415,298 21,415,298
MetLife, Inc.
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$55,011,183, collateralized by
various U.S. Treasury Securities,
ranging from 1.13% - 1.88%,
maturing 2/15/2031 - 2/15/2051;
total market value $55,089,471 55,000,000 55,000,000
National Bank of Canada Financial Inc.
3.80%, dated 1/31/2026, due
2/2/2026, repurchase price
$5,001,056, collateralized by
various Common Stocks; total
market value $5,494,868 5,000,000 5,000,000
TD Securities (USA) LLC
3.93%, dated 1/31/2026, due
3/6/2026, repurchase price
$5,018,558, collateralized by
various Common Stocks; total
market value $5,502,932 5,000,000 5,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Securities (USA) LLC
3.73%, dated 1/31/2026, due
2/2/2026, repurchase price
$1,000,207, collateralized by
various Common Stocks; total
market value $1,100,586 $ 1,000,000 $ 1,000,000
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$50,010,528, collateralized by
various Common Stocks; total
market value $55,278,008 50,000,000 50,000,000
Total Repurchase Agreements
(Cost $145,415,298) 145,415,298
Total Securities Lending Reinvestments
(Cost $195,415,346) 195,424,155
Total Investments - 102.3%
(Cost $5,264,705,158) 6,873,500,893
Liabilities in excess of other assets - (2.3%) (154,445,309)
NET ASSETS - 100.0% $6,719,055,584
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $345,343,080, collateralized
in the form of cash with a value of $195,415,891 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $95,776,556 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates
ranging from February 15, 2026 – November 15, 2055
and $82,044,630 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.50%, and maturity dates ranging
from February 25, 2026 – June 30, 2120; a total value of
$373,237,077.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $195,424,155.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2026.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
Futures Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
FTSE 100 Index 56 03/20/2026 GBP $ 7,830,223 $ 287,172
FTSE/JSE Top 40 Index 70 03/19/2026 ZAR 4,943,800 218,318
Hang Seng Index 26 02/26/2026 HKD 4,577,641 92,665
MSCI Emerging Markets E-Mini Index 4 03/20/2026 USD 304,160 26,832
S&P Midcap 400 E-Mini Index 18 03/20/2026 USD 6,205,500 133,076
S&P/TSX 60 Index 61 03/19/2026 CAD 16,691,607 (64,591)
SPI 200 Index 9 03/19/2026 AUD 1,391,345 23,619
$ 717,091
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CAD 2,700,000 Toronto-Dominion Bank (The) USD 1,969,674 03/18/2026 $ 27,720
GBP 1,300,000 Citibank NA USD 1,745,519 03/18/2026 38,312
Total unrealized appreciation $ 66,032
INR
*
53,715,711 Goldman Sachs & Co. USD 590,412 03/18/2026 $ (8,096)
USD 3,383,070 Goldman Sachs & Co. BRL
*
19,000,000 03/18/2026 (211,055)
Total unrealized depreciation $ (219,151)
Net unrealized depreciation $ (153,119)
*
Non-deliverable forward.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 9 .8%
Austria 0 .3
Brazil 5 .7
Canada 16 .6
Chile 0 .9
China 5 .1
Faroe Islands 0 .3
Finland 1 .1
France 2 .3
Germany 0 .3
India 1 .3
Indonesia 0 .4
Israel 0 .5
Italy 0 .6
Japan 0 .6
Malaysia 0 .8
Mexico 0 .8
Norway 2 .0
Philippines 0 .0
†
Poland 0 .3
Qatar 1 .2
Saudi Arabia 2 .2
South Africa 2 .6
Spain 0 .3
Sweden 0 .9
Thailand 0 .2
United Kingdom 1 .5
United States 40 .4
Zambia 0 .4
Other
1
0 .6
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .4%
Securities Lending Reinvestments 2 .9
Others
(1)
( 2 .3 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .1%
Air Freight & Logistics -
2 .7%
CTT-Correios de Portugal SA(a) 123,795 $ 999,982
Deutsche Post AG 1,313,550 73,945,296
Oesterreichische Post AG 49,140 1,926,237
PostNL NV(a) 618,030 869,788
Singapore Post Ltd. 2,835,000 882,447
Viettel Post Joint Stock Corp. 94,500 405,151
79,028,901
Chemicals -
0 .0% (b)
PureCycle Technologies, Inc.*(a) 56,700 542,052
Commercial Services & Supplies -
5 .7%
Befesa SA(a)(c) 50,085 1,845,901
Casella Waste Systems, Inc., Class
A*(a) 26,460 2,669,285
China Everbright Environment Group
Ltd.(a) 4,725,000 3,043,235
Clean Harbors, Inc.* 20,790 5,403,529
Cleanaway Waste Management Ltd.
(a) 3,205,440 5,546,560
CoreCivic, Inc.* 50,085 928,075
Daiei Kankyo Co. Ltd.(a) 61,700 1,629,894
Daiseki Co. Ltd.(a) 65,660 1,476,988
GEO Group, Inc. (The)* 49,140 785,257
GFL Environmental, Inc. 495,180 21,267,981
Republic Services, Inc., Class A 81,270 17,480,364
TRE Holdings Corp.(a) 94,500 1,050,000
Veralto Corp. 101,115 10,008,363
Waste Connections, Inc. 366,660 61,680,868
Waste Management, Inc. 153,090 34,022,722
168,839,022
Construction & Engineering -
0 .0% (b)
Envision Greenwise Holdings Ltd.*(a)
(c) 1,890,000 796,202
Diversified Telecommunication Services -
16 .5%
AST SpaceMobile, Inc., Class A*(a) 98,280 10,929,719
AT&T, Inc. 2,901,150 76,039,141
BCE, Inc. 878,853 22,845,051
BT Group plc(a) 5,922,315 15,550,817
Cellnex Telecom SA(a)(c) 459,270 14,216,562
China Tower Corp. Ltd., Class H(c) 4,252,500 6,131,241
Cogent Communications Holdings,
Inc.(a) 23,625 574,088
Comcast Corp., Class A 1,485,540 44,194,815
Deutsche Telekom AG (Registered) 3,294,270 110,399,027
GCI Liberty, Inc.*‡ 36,294 —
Helios Towers plc* 958,230 2,274,831
HKT Trust & HKT Ltd. 3,472,000 5,201,531
Infrastrutture Wireless Italiane
SpA(a)(c) 274,050 2,425,615
Iridium Communications, Inc.(a) 46,305 922,396
Investments Shares Value
Diversified Telecommunication Services
(continued)
KINX, Inc.* 3,780 $ 349,796
Koninklijke KPN NV 3,561,705 17,406,345
Lumen Technologies, Inc.* 407,295 3,592,342
NTT, Inc. 49,801,500 50,008,118
Quebecor, Inc., Class B(a) 141,750 5,199,367
Swisscom AG (Registered)(a) 23,625 19,435,670
Uniti Group, Inc.(a) 116,235 967,075
Verizon Communications, Inc. 1,725,570 76,822,376
485,485,923
Electric Utilities -
13 .8%
American Electric Power Co., Inc. 220,185 26,372,658
Constellation Energy Corp. 128,520 36,072,994
Duke Energy Corp.(a) 318,465 38,645,728
Enel SpA 4,234,545 46,890,227
Entergy Corp. 184,275 17,670,130
Exelon Corp.(a) 416,745 18,661,841
Iberdrola SA(a) 3,288,848 74,045,539
Iberdrola SA, Class R* 47,002 1,058,209
NextEra Energy, Inc. 855,225 75,174,277
PG&E Corp. 892,080 13,755,874
Southern Co. (The)(a) 449,820 40,173,424
Xcel Energy, Inc. 243,810 18,544,189
407,065,090
Gas Utilities -
0 .7%
AltaGas Ltd. 172,935 5,244,944
APA Group 691,740 4,293,542
Enagas SA 120,015 1,982,443
Snam SpA(a) 1,138,725 7,854,459
19,375,388
Ground Transportation -
14 .4%
Aurizon Holdings Ltd.(a) 2,450,385 6,334,318
Canadian National Railway Co. 811,755 78,522,902
Canadian Pacific Kansas City Ltd.(a) 1,285,200 96,066,126
Central Japan Railway Co. 1,378,500 38,488,263
CSX Corp. 766,395 28,939,075
East Japan Railway Co.(a) 1,606,500 40,542,620
Keisei Electric Railway Co. Ltd.(a) 661,500 5,235,910
Kyushu Railway Co. 227,600 5,822,051
MTR Corp. Ltd.(a) 2,362,500 10,460,741
Norfolk Southern Corp. 91,665 26,696,515
Odakyu Electric Railway Co. Ltd.(a) 472,500 5,075,408
Rumo SA 1,701,000 4,795,439
Tobu Railway Co. Ltd.(a) 283,500 5,011,698
Union Pacific Corp.(a) 242,865 57,097,561
West Japan Railway Co.(a) 661,500 13,546,470
422,635,097
Health Care Providers & Services -
4 .3%
Acadia Healthcare Co., Inc.*(a) 47,250 635,040
Bangkok Dusit Medical Services
PCL, NVDR 19,183,500 12,254,516
Bumrungrad Hospital PCL, NVDR 1,134,000 6,036,707

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Encompass Health Corp.(a) 40,635 $ 3,841,227
Fresenius SE & Co. KGaA 591,570 33,224,569
HCA Healthcare, Inc. 65,205 31,837,645
IHH Healthcare Bhd. 2,929,500 6,658,630
KPJ Healthcare Bhd. 2,929,500 2,058,527
Life Healthcare Group Holdings Ltd. 1,480,815 1,026,760
Ramsay Health Care Ltd.(a) 267,435 6,812,104
Rede D'Or Sao Luiz SA(c) 1,134,000 9,181,511
Select Medical Holdings Corp. 51,975 782,224
Tenet Healthcare Corp.* 35,910 6,797,045
Universal Health Services, Inc.,
Class B 20,790 4,184,195
125,330,700
Independent Power and Renewable Electricity Producers
-
0 .7%
Vistra Corp. 131,355 20,800,064
IT Services -
0 .2%
Fastly, Inc., Class A* 67,095 620,629
NEXTDC Ltd.*(a) 617,085 5,758,221
SUNeVision Holdings Ltd.(a) 504,000 432,386
6,811,236
Media -
0 .5%
Charter Communications, Inc., Class
A*(a) 35,910 7,401,769
EchoStar Corp., Class A*(a) 60,480 6,847,546
Sirius XM Holdings, Inc.(a) 71,820 1,461,537
15,710,852
Multi-Utilities -
7 .9%
Consolidated Edison, Inc. 147,420 15,719,395
Dominion Energy, Inc.(a) 347,760 20,924,719
E.ON SE 1,227,555 26,089,346
Engie SA 1,015,875 30,334,246
National Grid plc 2,830,275 47,946,065
Public Service Enterprise Group, Inc. 205,065 16,889,153
Sempra 268,380 23,351,744
Veolia Environnement SA 957,285 36,021,322
WEC Energy Group, Inc.(a) 132,300 14,641,641
231,917,631
Oil, Gas & Consumable Fuels -
8 .4%
Antero Midstream Corp. 130,410 2,454,316
Cheniere Energy, Inc. 87,885 18,589,435
DT Midstream, Inc.(a) 42,525 5,359,001
Enbridge, Inc. 1,187,865 58,307,711
Hess Midstream LP, Class A 49,140 1,742,996
Keyera Corp.(a) 127,575 4,344,041
Kinder Morgan, Inc. 801,360 24,433,466
Kinetik Holdings, Inc., Class A(a) 16,065 657,219
Koninklijke Vopak NV 32,130 1,607,679
ONEOK, Inc.(a) 256,095 20,280,163
Pembina Pipeline Corp.(a) 319,410 13,345,802
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Santos Ltd. 1,730,295 $ 8,497,229
South Bow Corp.(a) 116,235 3,320,142
Targa Resources Corp.(a) 87,885 17,663,127
TC Energy Corp. 567,945 33,485,750
Transneft PJSC (Preference)*‡ 147,300 —
Williams Cos., Inc. (The) 502,740 33,814,292
247,902,369
Specialized REITs -
4 .0%
American Tower Corp., REIT 191,835 34,392,179
Crown Castle, Inc., REIT(a) 177,660 15,422,665
Digital Core REIT Management Pte.
Ltd., REIT 567,000 306,180
Digital Realty Trust, Inc., REIT(a) 131,355 21,798,362
Equinix, Inc., REIT 40,635 33,358,490
Keppel DC REIT, REIT 1,890,016 3,395,773
SBA Communications Corp., Class
A, REIT 43,470 8,003,262
116,676,911
Transportation Infrastructure -
7 .9%
Adani Ports & Special Economic
Zone Ltd. 1,260,630 19,457,453
Aena SME SA(c) 1,058,400 33,026,863
Airports of Thailand PCL, NVDR 6,142,500 9,809,650
Atlas Arteria Ltd.(a) 1,307,880 4,553,690
Auckland International Airport Ltd. 2,400,300 11,992,045
Bangkok Expressway & Metro PCL,
NVDR 9,828,000 1,639,822
China Merchants Port Holdings Co.
Ltd. 1,890,000 3,806,766
COSCO SHIPPING Ports Ltd. 1,890,000 1,498,022
Flughafen Zurich AG (Registered) 27,405 8,527,028
Gemadept Corp. 567,000 1,497,455
Getlink SE 441,315 8,772,924
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 401,625 5,888,818
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 585,900 16,206,061
Grupo Aeroportuario del Sureste
SAB de CV, Class B(a) 250,425 8,728,279
International Container Terminal
Services, Inc. 2,166,290 23,620,013
Japan Airport Terminal Co. Ltd.(a) 129,000 4,040,762
Jiangsu Expressway Co. Ltd., Class
H(a) 1,890,000 2,492,669
Motiva Infraestrutura de Mobilidade
SA 1,606,500 5,142,715
Promotora y Operadora de
Infraestructura SAB de CV 264,600 4,168,133
Qube Holdings Ltd. 2,581,740 8,627,203
Shenzhen International Holdings Ltd.
(a) 1,890,000 2,178,061
Transurban Group(a) 4,479,300 43,774,732
Westports Holdings Bhd. 1,701,034 2,636,559
232,085,723

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Water Utilities -
2 .9%
Aguas Andinas SA, Class A 3,884,895 $ 1,732,651
American States Water Co.(a) 14,175 1,034,208
American Water Works Co., Inc.(a) 79,380 10,250,339
Beijing Enterprises Water Group Ltd. 5,670,000 1,952,994
California Water Service Group 27,405 1,225,004
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 681,464 18,381,325
Cia de Saneamento de Minas Gerais
Copasa MG 283,500 2,769,723
Cia De Sanena Do Parana
(Preference)* 1,417,500 2,385,265
Essential Utilities, Inc. 103,005 3,995,564
Guangdong Investment Ltd. 3,780,000 3,572,019
H2O America(a) 11,340 590,134
Middlesex Water Co.(a) 9,450 494,991
Pennon Group plc 656,775 4,925,383
Severn Trent plc 381,780 15,339,722
United Utilities Group plc 972,405 16,639,753
85,289,075
Wireless Telecommunication Services -
8 .5%
Bharti Airtel Ltd. 2,619,540 56,062,926
KDDI Corp. 2,709,700 45,785,253
SoftBank Group Corp.(a) 3,780,000 104,215,869
T-Mobile US, Inc.(a) 220,185 43,422,684
249,486,732
Total Common Stocks
(Cost $2,394,227,778) 2,915,778,968
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 4 .9% (d)
CERTIFICATES OF DEPOSIT - 0 .2%
Bank of Montreal, Chicago
(SOFR + 0.35%), 4.00%,
11/18/2026(e) $ 1,000,000 1,000,541
Mizuho Bank Ltd., New York
(SOFR + 0.25%), 3.89%,
5/27/2026(e) 1,000,000 1,000,294
National Australia Bank, New York
(SOFR + 0.25%), 3.90%,
3/17/2026(e) 1,000,000 1,000,000
Sumitomo Mitsui Trust Bank Ltd.,
New York
4.40%, 2/3/2026 2,000,000 2,000,000
Total Certificates of Deposit
(Cost $5,000,000) 5,000,835
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS - 4 .7%
BofA Securities, Inc.
4.08%, dated 1/31/2026, due
5/4/2026, repurchase price
$2,021,080, collateralized by
various Common Stocks, U.S.
Treasury Securities, 1.88%,
7/15/2035; ; total market value
$2,155,221 $ 2,000,000 $ 2,000,000
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$55,904,030, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $56,469,504 55,892,665 55,892,665
Citigroup Global Markets, Inc.
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$10,002,033, collateralized by
various U.S. Treasury Securities,
4.25%, 2/15/2028; ; total market
value $10,011,846 10,000,000 10,000,000
MetLife, Inc.
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$1,000,203, collateralized by
various U.S. Treasury Securities,
ranging from 1.13% - 1.88%,
maturing 2/15/2031 - 2/15/2051;
total market value $1,001,627 1,000,000 1,000,000
National Bank of Canada Financial Inc.
3.80%, dated 1/31/2026, due
2/2/2026, repurchase price
$35,007,389, collateralized by
various Common Stocks; total
market value $38,464,075 35,000,000 35,000,000
TD Securities (USA) LLC
3.73%, dated 1/31/2026, due
2/2/2026, repurchase price
$15,003,108, collateralized by
various Common Stocks; total
market value $16,400,228 15,000,000 15,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$20,004,211, collateralized by
various Common Stocks; total
market value $22,111,203 $ 20,000,000 $ 20,000,000
Total Repurchase Agreements
(Cost $138,892,665) 138,892,665
Total Securities Lending Reinvestments
(Cost $143,892,665) 143,893,500
Total Investments - 104.0%
(Cost $2,538,120,443) 3,059,672,468
Liabilities in excess of other assets - (4.0%) (116,557,837)
NET ASSETS - 100.0% $2,943,114,631
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $239,139,554, collateralized
in the form of cash with a value of $143,892,665 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $59,755,898 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.50%, and maturity dates
ranging from February 17, 2026 – November 15, 2055
and $49,219,163 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 25, 2026 – June 30, 2120; a total value of
$252,867,726.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $143,893,500.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2026.
Percentages shown are based on Net Assets.
Abbreviations
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Futures Contracts
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
FTSE 100 Index 72 03/20/2026 GBP $ 10,067,430 $ 292,598
S&P 500 E-Mini Index 16 03/20/2026 USD 5,572,600 44,509
S&P/TSX 60 Index 21 03/19/2026 CAD 5,746,291 (44,857)
SPI 200 Index 39 03/19/2026 AUD 6,029,161 96,964
TOPIX Index 7 03/12/2026 JPY 1,623,168 46,693
$ 435,907
Forward Foreign Currency Contracts
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 198,000,000 Toronto-Dominion Bank (The) USD 1,266,978 03/18/2026 $ 21,135
Total unrealized appreciation $ 21,135

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 805,624 Citibank NA GBP 600,000 03/18/2026 $ (17,682)
Total unrealized depreciation $ (17,682)
Net unrealized appreciation $ 3,453
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar
FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 3 .2%
Austria 0 .1
Brazil 1 .4
Canada 10 .9
Chile 0 .1
China 0 .8
France 2 .6
Germany 8 .3
Hong Kong 0 .6
India 2 .6
Italy 1 .9
Japan 10 .9
Malaysia 0 .4
Mexico 1 .2
Netherlands 0 .7
New Zealand 0 .4
Philippines 0 .8
Portugal 0 .0
†
Singapore 0 .2
South Africa 0 .0
†
South Korea 0 .0
†
Spain 4 .3
Switzerland 0 .9
Tanzania 0 .1
Thailand 1 .0
United Kingdom 3 .4
United States 42 .2
Vietnam 0 .1
Other
1
0 .9
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .1%
Securities Lending Reinvestments 4 .9
Others
(1)
( 4 .0 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Global Quality Real Estate Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .2%
Diversified REITs -
7 .9%
Alexander & Baldwin, Inc., REIT 52,896 $ 1,097,063
American Assets Trust, Inc., REIT 41,382 747,359
Broadstone Net Lease, Inc., REIT 84,816 1,569,944
CapitaLand Integrated Commercial
Trust, REIT 2,621,900 4,938,015
Charter Hall Group, REIT 211,698 3,412,499
Covivio SA, REIT 22,116 1,414,179
H&R REIT, REIT(a) 111,834 887,801
KDX Realty Investment Corp.,
REIT(a) 1,824 1,978,187
Mapletree Pan Asia Commercial
Trust, REIT 1,083,000 1,246,005
Mori Trust REIT, Inc., REIT 1,710 861,318
NIPPON REIT Investment Corp.,
REIT 1,289 803,014
Shaftesbury Capital plc, REIT 659,262 1,298,205
Stockland, REIT 128,136 483,837
WP Carey, Inc., REIT(a) 98,154 6,846,241
27,583,667
Health Care REITs -
7 .2%
Alexandria Real Estate Equities, Inc.,
REIT 69,654 3,805,895
CareTrust REIT, Inc., REIT(a) 86,070 3,213,854
LTC Properties, Inc., REIT 25,194 918,825
Medical Properties Trust, Inc.,
REIT(a) 227,544 1,142,271
National Health Investors, Inc., REIT 20,862 1,713,187
Sabra Health Care REIT, Inc.,
REIT(a) 106,362 1,992,160
Welltower, Inc., REIT 65,436 12,325,525
25,111,717
Hotel & Resort REITs -
1 .8%
Apple Hospitality REIT, Inc., REIT(a) 101,118 1,177,014
CapitaLand Ascott Trust, REIT 1,310,800 1,012,281
Hoshino Resorts REIT, Inc., REIT 492 818,724
Park Hotels & Resorts, Inc., REIT(a) 92,910 1,015,506
RLJ Lodging Trust, REIT(a) 89,034 661,523
Sunstone Hotel Investors, Inc., REIT 97,698 856,811
Xenia Hotels & Resorts, Inc., REIT(a) 60,420 891,195
6,433,054
Industrial REITs -
9 .1%
Centuria Industrial REIT, REIT(a) 373,578 850,558
Dream Industrial REIT, REIT 96,786 919,151
EastGroup Properties, Inc., REIT 23,826 4,327,755
First Industrial Realty Trust, Inc.,
REIT 59,280 3,440,018
Granite REIT, REIT 16,530 1,072,378
Innovative Industrial Properties, Inc.,
REIT 17,898 864,831
Investments Shares Value
Industrial REITs
(continued)
Mitsubishi Estate Logistics REIT
Investment Corp., REIT(a) 1,007 $ 858,424
Mitsui Fudosan Logistics Park, Inc.,
REIT(a) 1,482 1,108,666
Montea NV, REIT 10,772 914,985
Prologis, Inc., REIT 116,508 15,211,284
Tritax Big Box REIT plc, REIT 996,930 2,261,365
31,829,415
Office REITs -
4 .2%
Allied Properties REIT, REIT(a) 78,090 810,224
Colonial SFL Socimi SA, REIT(a) 140,562 871,214
COPT Defense Properties, REIT 51,414 1,584,065
Cousins Properties, Inc., REIT 75,012 1,893,303
Great Portland Estates plc, REIT 205,770 1,056,056
Highwoods Properties, Inc., REIT(a) 48,564 1,255,379
Japan Excellent, Inc., REIT(a) 883 856,326
JBG SMITH Properties, REIT(a) 45,942 773,663
Kilroy Realty Corp., REIT 51,072 1,760,962
Piedmont Realty Trust, Inc., Class A,
REIT(a) 97,926 824,537
Tokyu REIT, Inc., REIT(a) 647 869,881
Vornado Realty Trust, REIT(a) 72,960 2,325,965
14,881,575
Real Estate Management & Development -
19 .5%
Allreal Holding AG (Registered) 6,612 1,940,539
Amot Investments Ltd. 122,322 953,513
Aroundtown SA* 342,114 1,089,935
Big Shopping Centers Ltd. 7,296 1,765,451
Capitaland India Trust 866,400 846,600
City Developments Ltd. 228,000 1,667,329
CK Asset Holdings Ltd. 861,000 5,053,746
CTP NV(a)(b) 57,456 1,252,218
Daito Trust Construction Co. Ltd. 131,000 2,662,291
Grand City Properties SA* 64,980 730,518
Hang Lung Group Ltd.(a) 458,000 986,996
Hang Lung Properties Ltd. 577,000 697,451
Hongkong Land Holdings Ltd. 487,964 4,142,814
Howard Hughes Holdings, Inc.* 12,426 1,014,707
Ichigo, Inc.(a) 296,400 782,022
International Workplace Group plc 337,896 1,146,211
Intershop Holding AG 896 194,780
Investis Holding SA(b) 342 68,840
Katitas Co. Ltd.(a) 42,700 844,256
Kerry Properties Ltd. 326,000 990,143
Mega Or Holdings Ltd., REIT(a) 13,794 1,509,556
Melisron Ltd. 11,856 1,565,250
Mobimo Holding AG (Registered) 3,306 1,670,066
Nomura Real Estate Holdings, Inc. 245,500 1,632,847
PSP Swiss Property AG (Registered) 20,520 4,130,381
Sino Land Co. Ltd.(a) 1,658,633 2,501,850
Sirius Real Estate Ltd., REIT(a) 732,678 987,823

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Sumitomo Realty & Development
Co. Ltd. 277,400 $ 7,723,538
Sun Hung Kai Properties Ltd. 649,000 10,445,894
Tokyo Tatemono Co. Ltd. 84,900 1,997,291
Tokyu Fudosan Holdings Corp. 257,500 2,381,199
UOL Group Ltd. 209,500 1,789,582
VGP NV(a) 7,638 939,549
Zug Estates Holding AG, Class B 40 121,031
68,226,217
Residential REITs -
12 .1%
American Homes 4 Rent, Class A,
REIT 149,226 4,673,758
AvalonBay Communities, Inc.,
REIT(a) 63,840 11,342,453
Boardwalk REIT, REIT(a) 17,898 910,001
Camden Property Trust, REIT 47,880 5,221,314
Equity Residential, REIT 153,216 9,548,421
Independence Realty Trust, Inc.,
REIT(a) 104,424 1,743,881
InterRent REIT, REIT(a) 20,976 206,484
Killam Apartment REIT, REIT(a) 63,954 828,382
Mid-America Apartment
Communities, Inc., REIT 52,440 7,042,692
UNITE Group plc (The), REIT(a) 117,420 911,993
42,429,379
Retail REITs -
12 .5%
BWP Property Group Ltd., REIT(a) 116,622 305,556
Carmila SA, REIT 42,864 834,248
Charter Hall Retail REIT, REIT 326,724 899,524
Choice Properties REIT, REIT(a) 86,868 977,638
CT REIT, REIT(a) 66,348 799,616
Eurocommercial Properties NV,
REIT(a) 29,224 863,943
First Capital REIT, REIT(a) 63,498 927,981
Frontier Real Estate Investment
Corp., REIT 1,482 875,212
Fukuoka REIT Corp., REIT(a) 629 760,460
Getty Realty Corp., REIT(a) 30,438 908,879
HomeCo Daily Needs REIT, REIT(a)
(b) 1,028,736 929,678
Klepierre SA, REIT 96,330 3,717,591
NNN REIT, Inc., REIT(a) 84,132 3,505,780
Realty Income Corp., REIT(a) 21,090 1,289,864
Regency Centers Corp., REIT 78,432 5,715,340
Retail Estates NV, REIT 1,799 138,470
RioCan REIT, REIT(a) 71,136 1,024,896
Simon Property Group, Inc., REIT 44,460 8,505,643
SmartCentres REIT, REIT(a) 46,626 918,988
Starhill Global REIT, REIT 216,600 100,704
Unibail-Rodamco-Westfield, REIT(a) 54,492 6,028,856
Vicinity Ltd., REIT(a) 1,732,002 2,984,851
Waypoint REIT Ltd., REIT 477,318 819,244
43,832,962
Investments Shares Value
Specialized REITs -
23 .9%
American Tower Corp., REIT 124,260 $ 22,277,333
Big Yellow Group plc, REIT 84,132 1,189,136
Digital Realty Trust, Inc., REIT(a) 110,694 18,369,669
EPR Properties, REIT 34,086 1,848,825
Equinix, Inc., REIT 6,156 5,053,645
Millrose Properties, Inc., REIT 55,062 1,640,848
Public Storage, REIT 59,964 16,561,457
Rayonier, Inc., REIT(a) 66,120 1,503,569
Safestore Holdings plc, REIT(a) 103,284 1,172,119
Shurgard Self Storage Ltd., REIT 23,712 863,195
VICI Properties, Inc., Class A, REIT 477,660 13,412,693
83,892,489
Total Common Stocks
(Cost $315,258,434) 344,220,475
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 7 .1% (c)
REPURCHASE AGREEMENTS - 7 .1%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$3,789,614, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $3,827,947 $ 3,788,844 3,788,844
Citigroup Global Markets, Inc.
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$5,001,017, collateralized by
various U.S. Treasury Securities,
4.25%, 2/15/2028; ; total market
value $5,005,923 5,000,000 5,000,000
National Bank of Canada Financial Inc.
3.80%, dated 1/31/2026, due
2/2/2026, repurchase price
$2,000,422, collateralized by
various Common Stocks; total
market value $2,197,947 2,000,000 2,000,000
TD Securities (USA) LLC
3.73%, dated 1/31/2026, due
2/2/2026, repurchase price
$7,001,451, collateralized by
various Common Stocks; total
market value $7,653,440 7,000,000 7,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$7,001,474, collateralized by
various Common Stocks; total
market value $7,738,921 $ 7,000,000 $ 7,000,000
24,788,844
Total Securities Lending Reinvestments
(Cost $24,788,844) 24,788,844
Total Investments - 105.3%
(Cost $340,047,278) 369,009,319
Liabilities in excess of other assets - (5.3%) (18,731,744)
NET ASSETS - 100.0% $350,277,575
*
Non-income producing security.
(a)
The security or a portion of this security is on loan
at January 31, 2026. The total value of securities
on loan at January 31, 2026 was $50,497,335,
collateralized in the form of cash with a value of
$24,788,844 that was reinvested in the securities
shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $16,510,154
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% –
6.50%, and maturity dates ranging from February
5, 2026 – November 15, 2055 and $11,441,886 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from
February 25, 2026 – June 30, 2120; a total value of
$52,740,884.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933.
Regulation S applies to securities offerings that are
made outside of the United States and do not involve
direct selling efforts in the United States and as such
may have restrictions on resale.
(c)
The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $24,788,844.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
EURO STOXX 50 Index 4 03/20/2026 EUR $ 283,184 $ 8,492
S&P Midcap 400 E-Mini Index 9 03/20/2026 USD 3,102,750 79,018
SPI 200 Index 16 03/19/2026 AUD 2,473,502 52,132
$ 139,642
Forward Foreign Currency Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
AUD 250,000 Bank of Montreal USD 165,234 03/18/2026 $ 9,885
CAD 160,000 Bank of Montreal USD 116,512 03/18/2026 1,852
CAD 9,730 Toronto-Dominion Bank (The) USD 7,098 03/18/2026 100
EUR 5,645 Morgan Stanley USD 6,659 03/18/2026 70
GBP 20,000 Citibank NA USD 26,854 03/18/2026 589
ILS 108,154 Goldman Sachs & Co. USD 33,747 03/18/2026 1,263
JPY 33,723,000 JPMorgan Chase Bank NA USD 219,152 03/18/2026 237
SGD 147,106 Morgan Stanley USD 114,661 03/18/2026 1,607
Total unrealized appreciation $ 15,603
HKD 1,010,000 Goldman Sachs & Co. USD 130,110 03/18/2026 $ (596)

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 116,354 Bank of Montreal AUD 174,359 03/18/2026 $ (5,780)
USD 50,925 Citibank NA CHF 40,000 03/18/2026 (1,261)
USD 139,943 Toronto-Dominion Bank (The) JPY 21,870,000 03/18/2026 (2,334)
Total unrealized depreciation $ (9,971)
Net unrealized appreciation $ 5,632
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 3 .1%
Belgium 0 .8
Canada 2 .9
France 3 .4
Germany 0 .5
Hong Kong 5 .9
Israel 1 .7
Japan 7 .9
Netherlands 0 .6
Singapore 4 .5
Spain 0 .2
Switzerland 2 .3
United Kingdom 2 .9
United States 61 .5
Other
1
1 .8
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .2%
Securities Lending Reinvestments 7 .1
Others
(1)
( 5 .3 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Quality Dividend Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.2%
Aerospace & Defense -
2.3%
GE Aerospace 157,000 $ 48,166,030
Banks -
4.5%
Bank of America Corp. 31,000 1,649,200
Cullen/Frost Bankers, Inc. 82,000 11,301,240
JPMorgan Chase & Co. 104,000 31,812,560
Popular, Inc. 84,000 11,216,520
Prosperity Bancshares, Inc.(a) 150,000 10,351,500
Truist Financial Corp. 252,000 12,957,840
US Bancorp 255,000 14,308,050
93,596,910
Biotechnology -
4.2%
AbbVie, Inc. 267,000 59,543,670
Gilead Sciences, Inc. 194,607 27,624,464
87,168,134
Broadline Retail -
1.1%
Dillard's, Inc., Class A(a) 16,000 9,720,960
eBay, Inc. 133,000 12,132,260
21,853,220
Building Products -
1.3%
A O Smith Corp.(a) 156,000 11,464,440
Trane Technologies plc 35,000 14,720,300
26,184,740
Capital Markets -
1.8%
Ameriprise Financial, Inc. 24,114 12,712,660
Franklin Resources, Inc.(a) 455,000 12,112,100
Invesco Ltd. 437,000 11,925,730
36,750,490
Chemicals -
0.4%
Scotts Miracle-Gro Co. (The)(a) 120,000 7,706,400
Commercial Services & Supplies -
0.3%
Cintas Corp. 32,000 6,124,480
Communications Equipment -
2.3%
Cisco Systems, Inc. 617,000 48,323,440
Consumer Finance -
1.1%
Ally Financial, Inc. 168,000 7,103,040
OneMain Holdings, Inc. 70,000 4,587,800
Synchrony Financial 146,000 10,603,980
22,294,820
Consumer Staples Distribution & Retail -
0.5%
Costco Wholesale Corp. 5,132 4,825,363
Walmart, Inc. 41,000 4,884,740
9,710,103
Investments Shares Value
Diversified Consumer Services -
0.1%
H&R Block, Inc.(a) 49,000 $ 1,933,050
Electric Utilities -
0.8%
Edison International 71,000 4,421,880
Evergy, Inc. 136,000 10,435,280
NRG Energy, Inc. 5,000 763,150
15,620,310
Electrical Equipment -
2.7%
GE Vernova, Inc. 42,000 30,507,540
Rockwell Automation, Inc. 30,000 12,649,500
Vertiv Holdings Co., Class A 69,000 12,846,420
56,003,460
Energy Equipment & Services -
0.8%
SLB Ltd. 309,000 14,949,420
Weatherford International plc(a) 12,000 1,128,960
16,078,380
Entertainment -
0.5%
Electronic Arts, Inc. 56,000 11,419,520
Financial Services -
2.0%
Fidelity National Information
Services, Inc. 120,000 6,630,000
Jackson Financial, Inc., Class A 107,000 12,724,440
Mastercard, Inc., Class A 7,000 3,771,530
PayPal Holdings, Inc. 187,000 9,853,030
Visa, Inc., Class A 23,000 7,402,090
40,381,090
Food Products -
0.4%
Cal-Maine Foods, Inc.(a) 111,000 9,271,830
Gas Utilities -
0.5%
UGI Corp.(a) 257,000 10,308,270
Ground Transportation -
1.0%
Union Pacific Corp. 92,000 21,629,200
Health Care Equipment & Supplies -
0.5%
ResMed, Inc.(a) 37,684 9,734,154
Hotel & Resort REITs -
0.5%
Host Hotels & Resorts, Inc., REIT 583,000 10,802,990
Hotels, Restaurants & Leisure -
1.5%
Booking Holdings, Inc. 3,000 15,005,520
Domino's Pizza, Inc.(a) 7,000 2,872,310
Expedia Group, Inc.(a) 41,000 10,858,440
Vail Resorts, Inc.(a) 21,000 2,794,470
31,530,740
Household Durables -
0.6%
Installed Building Products, Inc.(a) 40,000 11,525,600

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Household Products -
2.4%
Colgate-Palmolive Co. 28,000 $ 2,528,120
Procter & Gamble Co. (The) 316,000 47,959,320
50,487,440
Independent Power and Renewable Electricity Producers
-
0.3%
Vistra Corp. 41,000 6,492,350
Insurance -
3.0%
Aflac, Inc. 97,000 10,762,150
Kemper Corp. 262,000 10,325,420
MetLife, Inc. 141,000 11,122,080
Principal Financial Group, Inc. 82,000 7,767,040
Prudential Financial, Inc.(a) 103,000 11,444,330
Willis Towers Watson plc 31,000 9,841,570
61,262,590
Interactive Media & Services -
4.8%
Alphabet, Inc., Class A 145,000 49,010,000
Alphabet, Inc., Class C 116,000 39,269,480
Match Group, Inc. 314,000 9,781,100
98,060,580
IT Services -
1.6%
Accenture plc, Class A 97,000 25,573,080
Amdocs Ltd. 97,000 7,948,180
33,521,260
Leisure Products -
0.4%
Hasbro, Inc. 89,000 7,948,590
Machinery -
1.1%
Illinois Tool Works, Inc. 46,000 12,017,960
Parker-Hannifin Corp. 1,111 1,039,718
Snap-on, Inc.(a) 26,000 9,518,860
22,576,538
Media -
1.7%
New York Times Co. (The), Class A 160,000 11,729,600
Nexstar Media Group, Inc., Class
A(a) 55,000 11,680,900
Omnicom Group, Inc. 143,000 11,016,720
34,427,220
Mortgage Real Estate Investment Trusts (REITs) -
0.4%
Starwood Property Trust, Inc.(a) 482,000 8,642,260
Office REITs -
0.4%
Kilroy Realty Corp., REIT(a) 247,000 8,516,560
Oil, Gas & Consumable Fuels -
2.5%
APA Corp.(a) 413,000 10,907,330
California Resources Corp.(a) 205,000 10,967,500
EOG Resources, Inc. 97,000 10,876,610
Exxon Mobil Corp. 51,000 7,211,400
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Magnolia Oil & Gas Corp., Class A(a) 434,000 $ 11,071,340
51,034,180
Pharmaceuticals -
6.4%
Bristol-Myers Squibb Co.(a) 320,000 17,616,000
Eli Lilly & Co. 15,257 15,823,798
Johnson & Johnson 284,000 64,539,000
Merck & Co., Inc. 10,000 1,102,700
Pfizer, Inc. 890,000 23,531,600
Zoetis, Inc., Class A 73,000 9,111,860
131,724,958
Professional Services -
1.1%
Automatic Data Processing, Inc. 63,000 15,549,660
Booz Allen Hamilton Holding Corp.,
Class A(a) 17,000 1,503,140
Broadridge Financial Solutions, Inc. 24,000 4,730,640
21,783,440
Residential REITs -
1.8%
AvalonBay Communities, Inc.,
REIT(a) 45,000 7,995,150
Camden Property Trust, REIT(a) 30,000 3,271,500
Equity Residential, REIT 179,000 11,155,280
Essex Property Trust, Inc., REIT 17,000 4,281,790
Mid-America Apartment
Communities, Inc., REIT 80,000 10,744,000
37,447,720
Retail REITs -
0.3%
Brixmor Property Group, Inc.,
REIT(a) 209,000 5,599,110
Semiconductors & Semiconductor Equipment -
15.6%
Broadcom, Inc. 235,000 77,855,500
KLA Corp. 20,692 29,546,934
Lam Research Corp. 199,000 46,458,540
NVIDIA Corp. 707,000 135,128,910
QUALCOMM, Inc. 168,000 25,467,120
Skyworks Solutions, Inc.(a) 109,000 6,077,840
320,534,844
Software -
5.9%
Clear Secure, Inc., Class A 273,000 8,905,260
Intuit, Inc. 43,084 21,495,469
Microsoft Corp. 200,000 86,058,000
Pegasystems, Inc.(a) 109,000 4,762,210
121,220,939
Specialized REITs -
1.9%
EPR Properties, REIT 184,000 9,980,160
Lamar Advertising Co., Class A,
REIT(a) 71,000 9,110,010
Public Storage, REIT 41,000 11,323,790
VICI Properties, Inc., Class A, REIT 324,000 9,097,920
39,511,880

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail -
3.2%
Bath & Body Works, Inc.(a) 117,000 $ 2,550,600
Best Buy Co., Inc.(a) 137,000 8,918,700
Home Depot, Inc. (The) 56,000 20,977,040
Lowe's Cos., Inc. 83,000 22,165,980
TJX Cos., Inc. (The) 2,000 299,620
Williams-Sonoma, Inc.(a) 58,000 11,869,700
66,781,640
Technology Hardware, Storage & Peripherals -
8.5%
Apple, Inc. 640,000 166,067,200
NetApp, Inc.(a) 98,000 9,442,300
175,509,500
Textiles, Apparel & Luxury Goods -
0.6%
Tapestry, Inc. 105,000 13,325,550
Tobacco -
2.8%
Altria Group, Inc. 263,000 16,303,370
Philip Morris International, Inc.(a) 227,000 40,732,880
57,036,250
Trading Companies & Distributors -
0.5%
Fastenal Co.(a) 231,000 10,016,160
Wireless Telecommunication Services -
0.3%
T-Mobile US, Inc. 28,000 5,521,880
Total Common Stocks
(Cost $1,441,264,939) 2,043,100,800
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 7.2%(b)
CERTIFICATES OF DEPOSIT - 0.5%
Bank of Montreal, Chicago
(SOFR + 0.31%), 3.96%,
5/29/2026(c) $ 1,000,000 1,000,436
(SOFR + 0.35%), 4.00%,
11/18/2026(c) 1,000,000 1,000,541
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 3.99%,
7/1/2026(c) 1,000,000 999,989
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 3.88%,
5/11/2026(c) 1,000,000 1,000,222
(SOFR + 0.25%), 3.89%,
5/27/2026(c) 1,000,000 1,000,294
MUFG Bank Ltd., New York Branch
(SOFR + 0.22%), 3.86%,
3/12/2026(c) 1,000,000 1,000,000
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.22%), 3.87%,
4/9/2026(c) 1,000,000 1,000,193
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Banking Corp., New
York (continued)
(SOFR + 0.21%), 3.86%,
7/23/2026(c) $ 1,000,000 $ 1,000,143
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 3.84%,
4/6/2026(c) 1,000,000 1,000,127
(SOFR + 0.36%), 4.00%,
5/8/2026(c) 2,000,000 2,001,206
Total Certificates of Deposit
(Cost $11,000,000) 11,003,151
REPURCHASE AGREEMENTS - 6.7%
BofA Securities, Inc.
4.08%, dated 1/31/2026, due
5/4/2026, repurchase price
$8,084,320, collateralized by
various Common Stocks, U.S.
Treasury Securities, 1.88%,
7/15/2035; ; total market value
$8,620,884 8,000,000 8,000,000
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$29,267,541, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $29,563,584 29,261,591 29,261,591
MetLife, Inc.
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$7,001,423, collateralized by
various U.S. Treasury Securities,
ranging from 1.13% - 1.88%,
maturing 2/15/2031 - 2/15/2051;
total market value $7,011,387 7,000,000 7,000,000
National Bank of Canada Financial Inc.
3.80%, dated 1/31/2026, due
2/2/2026, repurchase price
$35,007,389, collateralized by
various Common Stocks; total
market value $38,464,075 35,000,000 35,000,000
TD Securities (USA) LLC
3.73%, dated 1/31/2026, due
2/2/2026, repurchase price
$22,004,559, collateralized by
various Common Stocks; total
market value $24,069,591 22,000,000 22,000,000
TD Securities (USA) LLC
3.93%, dated 1/31/2026, due
3/6/2026, repurchase price
$2,007,423, collateralized by
various Common Stocks; total
market value $2,188,145 2,000,000 2,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$35,007,369, collateralized by
various Common Stocks; total
market value $38,694,605 $ 35,000,000 $ 35,000,000
Total Repurchase Agreements
(Cost $138,261,591) 138,261,591
Total Securities Lending Reinvestments
(Cost $149,261,591) 149,264,742
Total Investments - 106.4%
(Cost $1,590,526,530) 2,192,365,542
Liabilities in excess of other assets - (6.4%) (132,546,135)
NET ASSETS - 100.0% $2,059,819,407
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $176,795,350, collateralized
in the form of cash with a value of $149,261,591 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $25,100,890 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from February 5, 2026 – May 15, 2055 and $6,163,534
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.50%, and maturity dates ranging from February 25,
2026 – June 30, 2120; a total value of $180,526,015.
(b) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $149,264,742.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2026.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Futures Contracts
FlexShares® Quality Dividend Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 36 03/20/2026 USD $ 12,538,350 $ 122,024
S&P Midcap 400 E-Mini Index 9 03/20/2026 USD 3,102,750 64,784
$ 186,808
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.2%
Securities Lending Reinvestments 7.2
Others
(1)
(6.4)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Quality Dividend Defensive Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.2%
Aerospace & Defense -
1.0%
GE Aerospace 245 $ 75,163
Lockheed Martin Corp. 8,085 5,127,669
5,202,832
Air Freight & Logistics -
1.1%
CH Robinson Worldwide, Inc. 16,905 3,295,630
Expeditors International of
Washington, Inc. 15,435 2,477,935
5,773,565
Banks -
6.1%
Bank of America Corp. 7,595 404,054
Commerce Bancshares, Inc.(a) 48,361 2,545,723
Cullen/Frost Bankers, Inc. 19,977 2,753,230
East West Bancorp, Inc.(a) 23,765 2,719,667
Glacier Bancorp, Inc.(a) 4,900 248,332
JPMorgan Chase & Co. 32,585 9,967,426
Popular, Inc. 20,580 2,748,048
Prosperity Bancshares, Inc. 37,138 2,562,893
Truist Financial Corp. 62,965 3,237,660
US Bancorp 63,210 3,546,713
30,733,746
Biotechnology -
4.9%
AbbVie, Inc. 65,660 14,642,837
Amgen, Inc. 9,800 3,350,424
Gilead Sciences, Inc. 47,530 6,746,883
24,740,144
Broadline Retail -
1.0%
Dillard's, Inc., Class A(a) 3,920 2,381,635
eBay, Inc. 27,195 2,480,728
4,862,363
Building Products -
1.2%
Carlisle Cos., Inc. 5,145 1,753,879
Masco Corp. 12,495 825,795
Trane Technologies plc 8,575 3,606,473
6,186,147
Capital Markets -
0.5%
Franklin Resources, Inc. 95,795 2,550,063
S&P Global, Inc. 256 135,114
2,685,177
Chemicals -
0.9%
CF Industries Holdings, Inc. 26,215 2,444,025
NewMarket Corp.(a) 3,185 2,136,466
4,580,491
Commercial Services & Supplies -
0.1%
Rollins, Inc. 10,755 681,222
Investments Shares Value
Communications Equipment -
1.7%
Cisco Systems, Inc. 106,330 $ 8,327,766
Consumer Finance -
0.5%
OneMain Holdings, Inc. 38,955 2,553,111
Consumer Staples Distribution & Retail -
0.5%
Costco Wholesale Corp. 1,330 1,250,532
Walmart, Inc. 9,800 1,167,572
2,418,104
Containers & Packaging -
0.4%
Avery Dennison Corp. 11,515 2,136,148
Diversified Consumer Services -
0.4%
H&R Block, Inc. 55,615 2,194,012
Electric Utilities -
1.8%
Duke Energy Corp.(a) 29,400 3,567,690
Edison International 43,610 2,716,031
Evergy, Inc. 33,320 2,556,643
8,840,364
Electrical Equipment -
0.6%
GE Vernova, Inc. 4,096 2,975,212
Entertainment -
0.6%
Electronic Arts, Inc. 13,965 2,847,743
Financial Services -
1.3%
Fidelity National Information
Services, Inc. 28,665 1,583,741
Mastercard, Inc., Class A 1,715 924,025
MGIC Investment Corp. 82,810 2,229,245
Visa, Inc., Class A 5,635 1,813,512
6,550,523
Food Products -
1.0%
Cal-Maine Foods, Inc.(a) 26,950 2,251,134
Hershey Co. (The) 14,455 2,815,111
5,066,245
Gas Utilities -
0.5%
National Fuel Gas Co.(a) 27,440 2,298,100
Ground Transportation -
0.4%
Landstar System, Inc.(a) 12,005 1,793,067
Health Care Equipment & Supplies -
0.5%
ResMed, Inc.(a) 9,310 2,404,866
Health Care Providers & Services -
1.2%
Cencora, Inc. 7,840 2,816,285
Chemed Corp. 1,596 681,715
McKesson Corp. 3,185 2,647,404
6,145,404

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure -
1.3%
Domino's Pizza, Inc.(a) 4,655 $ 1,910,086
Vail Resorts, Inc.(a) 14,700 1,956,129
Yum! Brands, Inc.(a) 17,640 2,743,020
6,609,235
Household Products -
3.5%
Colgate-Palmolive Co. 15,435 1,393,626
Kimberly-Clark Corp.(a) 25,970 2,596,740
Procter & Gamble Co. (The) 88,200 13,386,114
17,376,480
Independent Power and Renewable Electricity Producers
-
0.6%
AES Corp. (The) 168,805 2,472,993
Vistra Corp. 3,195 505,928
2,978,921
Insurance -
3.9%
Aflac, Inc. 24,745 2,745,458
American Financial Group, Inc. 17,395 2,266,047
American International Group, Inc. 35,525 2,660,112
Globe Life, Inc. 18,441 2,585,797
MetLife, Inc. 35,280 2,782,886
Prudential Financial, Inc. 14,210 1,578,873
Unum Group(a) 32,830 2,494,095
Willis Towers Watson plc(a) 7,840 2,488,965
19,602,233
Interactive Media & Services -
4.8%
Alphabet, Inc., Class A 35,770 12,090,260
Alphabet, Inc., Class C 28,665 9,703,962
Match Group, Inc. 76,685 2,388,738
24,182,960
IT Services -
0.5%
Amdocs Ltd. 31,850 2,609,789
Leisure Products -
0.6%
Hasbro, Inc. 32,340 2,888,285
Machinery -
1.3%
Allison Transmission Holdings, Inc. 15,680 1,704,416
Illinois Tool Works, Inc. 11,270 2,944,400
Toro Co. (The)(a) 23,052 2,109,258
6,758,074
Media -
1.2%
New York Times Co. (The), Class
A(a) 38,955 2,855,791
Nexstar Media Group, Inc., Class
A(a) 13,475 2,861,821
Omnicom Group, Inc. 4,410 339,746
6,057,358
Metals & Mining -
2.1%
Agnico Eagle Mines Ltd.(a) 19,110 3,640,455
Investments Shares Value
Metals & Mining
(continued)
Newmont Corp. 41,895 $ 4,706,903
Southern Copper Corp.(a) 11,025 2,098,278
10,445,636
Mortgage Real Estate Investment Trusts (REITs) -
0.4%
Starwood Property Trust, Inc.(a) 120,540 2,161,282
Multi-Utilities -
0.6%
Consolidated Edison, Inc. 26,705 2,847,554
Office REITs -
0.4%
Kilroy Realty Corp., REIT 60,025 2,069,662
Oil, Gas & Consumable Fuels -
1.8%
Cheniere Energy, Inc. 11,025 2,332,008
EOG Resources, Inc. 23,275 2,609,826
Exxon Mobil Corp. 12,495 1,766,793
Range Resources Corp.(a) 64,925 2,457,411
9,166,038
Pharmaceuticals -
6.5%
Bristol-Myers Squibb Co. 77,665 4,275,458
Eli Lilly & Co. 3,675 3,811,526
Johnson & Johnson 73,990 16,814,228
Merck & Co., Inc. 62,475 6,889,118
Pfizer, Inc. 39,445 1,042,926
Zoetis, Inc., Class A 1,064 132,809
32,966,065
Professional Services -
2.3%
Automatic Data Processing, Inc. 15,435 3,809,667
Booz Allen Hamilton Holding Corp.,
Class A 30,135 2,664,537
Leidos Holdings, Inc. 13,720 2,583,201
Paycom Software, Inc.(a) 512 68,992
Science Applications International
Corp. 6,147 625,519
Verisk Analytics, Inc., Class A 8,451 1,837,754
11,589,670
Residential REITs -
2.6%
American Homes 4 Rent, Class A,
REIT 13,720 429,710
AvalonBay Communities, Inc.,
REIT(a) 14,700 2,611,749
Camden Property Trust, REIT 24,500 2,671,725
Equity Residential, REIT 43,365 2,702,507
Essex Property Trust, Inc., REIT(a) 8,085 2,036,369
Mid-America Apartment
Communities, Inc., REIT 19,600 2,632,280
13,084,340
Semiconductors & Semiconductor Equipment -
13.9%
Broadcom, Inc. 69,580 23,051,854
KLA Corp. 5,145 7,346,751
NVIDIA Corp. 173,705 33,200,237
QUALCOMM, Inc. 41,160 6,239,444
69,838,286

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software -
5.9%
Bentley Systems, Inc., Class B(a) 44,835 $ 1,574,605
Clear Secure, Inc., Class A(a) 12,806 417,732
Gen Digital, Inc. 78,890 1,892,571
Intuit, Inc. 8,085 4,033,768
Microsoft Corp. 49,000 21,084,210
Pegasystems, Inc. 11,526 503,571
29,506,457
Specialized REITs -
1.0%
Public Storage, REIT 10,045 2,774,328
VICI Properties, Inc., Class A, REIT 81,095 2,277,148
5,051,476
Specialty Retail -
3.5%
Best Buy Co., Inc.(a) 33,320 2,169,132
Home Depot, Inc. (The) 9,310 3,487,433
Lowe's Cos., Inc. 21,315 5,692,384
TJX Cos., Inc. (The) 42,630 6,386,400
17,735,349
Technology Hardware, Storage & Peripherals -
7.5%
Apple, Inc. 146,510 38,016,415
Textiles, Apparel & Luxury Goods -
0.6%
Tapestry, Inc. 25,235 3,202,574
Tobacco -
2.9%
Altria Group, Inc. 63,945 3,963,951
Philip Morris International, Inc. 59,535 10,682,960
14,646,911
Trading Companies & Distributors -
0.6%
Fastenal Co.(a) 56,840 2,464,583
MSC Industrial Direct Co., Inc., Class
A(a) 5,589 471,376
2,935,959
Wireless Telecommunication Services -
0.7%
T-Mobile US, Inc. 17,150 3,382,152
Total Common Stocks
(Cost $372,709,952) 499,705,513
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 5.6%(b)
REPURCHASE AGREEMENTS - 5.6%
BofA Securities, Inc.
4.08%, dated 1/31/2026, due
5/4/2026, repurchase price
$1,010,540, collateralized by
various Common Stocks, U.S.
Treasury Securities, 1.88%,
7/15/2035; ; total market value
$1,077,611 $ 1,000,000 1,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$16,091,825, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $16,254,595 $ 16,088,553 $ 16,088,553
National Bank of Canada Financial Inc.
3.80%, dated 1/31/2026, due
2/2/2026, repurchase price
$5,001,056, collateralized by
various Common Stocks; total
market value $5,494,868 5,000,000 5,000,000
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$6,001,263, collateralized by
various Common Stocks; total
market value $6,633,361 6,000,000 6,000,000
28,088,553
Total Securities Lending Reinvestments
(Cost $28,088,553) 28,088,553
Total Investments - 104.8%
(Cost $400,798,505) 527,794,066
Liabilities in excess of other assets - (4.8%) (23,963,804)
NET ASSETS - 100.0% $503,830,262
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $38,733,755, collateralized in
the form of cash with a value of $28,088,553 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $9,520,884 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
February 5, 2026 – May 15, 2055 and $2,927,943 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.50%, and maturity dates ranging from February 25,
2026 – June 30, 2120; a total value of $40,537,380.
(b) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $28,088,553.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Futures Contracts
FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 11 03/20/2026 USD $ 3,831,162 $ 37,436
S&P 500 Micro E-Mini Index 9 03/20/2026 USD 313,459 1,095
$ 38,531
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.2%
Securities Lending Reinvestments 5.6
Others
(1)
(4.8)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
International Quality Dividend Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .5%
Air Freight & Logistics -
0 .9%
Deutsche Post AG 164,604 $ 9,266,257
Automobile Components -
1 .1%
Cheng Shin Rubber Industry Co. Ltd. 6,699,000 6,513,803
Continental AG 28,072 2,225,500
Magna International, Inc. 46,574 2,394,134
Sumitomo Electric Industries Ltd. 17,300 754,085
11,887,522
Automobiles -
2 .1%
Dr Ing hc F Porsche AG (Preference)
(a) 21,373 1,047,822
Hero MotoCorp Ltd. 115,478 6,947,197
Isuzu Motors Ltd. 141,600 2,281,058
Kia Corp. 22,649 2,401,165
Mercedes-Benz Group AG 53,911 3,706,374
Renault SA 48,488 1,838,958
Subaru Corp.(b) 95,700 2,064,008
Yamaha Motor Co. Ltd.(b) 264,800 1,997,244
22,283,826
Banks -
18 .4%
ANZ Group Holdings Ltd. 130,471 3,354,434
Banco BPM SpA 153,758 2,308,428
Bank Hapoalim BM 357,599 8,894,847
Bank Leumi Le-Israel BM 89,639 2,167,591
Bank Mandiri Persero Tbk. PT 7,496,500 2,152,704
Bank Negara Indonesia Persero Tbk.
PT 7,337,000 1,962,653
Bank Polska Kasa Opieki SA 137,170 8,409,364
Bank Rakyat Indonesia Persero Tbk.
PT 9,729,500 2,208,483
Barclays plc(b) 133,661 891,770
BNP Paribas SA 8,613 934,477
CaixaBank SA 762,091 10,113,363
Canara Bank 304,519 488,025
Danske Bank A/S 171,941 8,806,320
DBS Group Holdings Ltd. 31,900 1,488,164
DNB Bank ASA 95,381 2,749,431
FinecoBank Banca Fineco SpA 299,860 7,972,881
Grupo Cibest SA (Preference) 134,618 2,769,736
Grupo Financiero Banorte SAB de
CV, Class O 797,500 9,082,958
HSBC Holdings plc 1,157,651 20,419,692
ING Bank Slaski SA 20,416 2,239,995
Japan Post Bank Co. Ltd. 20,700 367,678
KBC Group NV 61,567 8,708,614
Mitsubishi UFJ Financial Group, Inc. 350,900 6,379,483
Nedbank Group Ltd. 114,840 1,900,025
Nordea Bank Abp 497,321 9,652,573
Powszechna Kasa Oszczednosci
Bank Polski SA 158,224 4,142,231
Royal Bank of Canada(b) 63,481 10,628,374
Investments Shares Value
Banks
(continued)
Santander Bank Polska SA 51,997 $ 8,222,241
Sberbank of Russia PJSC*‡ 1,227,390 —
Skandinaviska Enskilda Banken AB,
Class A(b) 399,388 8,633,160
Sumitomo Mitsui Trust Group, Inc. 43,000 1,426,643
Swedbank AB, Class A(b) 250,096 9,795,056
Toronto-Dominion Bank (The)(b) 96,657 9,083,609
UniCredit SpA 136,532 11,930,138
190,285,141
Beverages -
0 .1%
Budweiser Brewing Co. APAC Ltd.
(a)(b) 1,467,400 1,446,788
Broadline Retail -
0 .7%
Alibaba Group Holding Ltd., ADR(b) 41,151 6,977,564
Capital Markets -
3 .6%
Brookfield Asset Management Ltd.,
Class A(b) 147,059 7,346,705
Daiwa Securities Group, Inc. 255,200 2,487,315
IGM Financial, Inc.(b) 176,407 8,579,674
Julius Baer Group Ltd. 29,029 2,436,016
Moscow Exchange MICEX-RTS
PJSC*‡ 775,590 —
Nomura Holdings, Inc. 1,020,800 9,350,385
Partners Group Holding AG(b) 3,343 4,558,340
Schroders plc 349,943 2,168,625
36,927,060
Chemicals -
1 .5%
Evonik Industries AG 119,625 1,864,286
Mitsubishi Chemical Group Corp. 988,900 6,538,818
Nitto Denko Corp. 106,200 2,358,623
Shin-Etsu Chemical Co. Ltd. 142,200 4,728,016
15,489,743
Construction & Engineering -
0 .5%
Bouygues SA 44,979 2,440,558
HOCHTIEF AG 6,061 2,558,274
4,998,832
Consumer Staples Distribution & Retail -
0 .2%
Carrefour SA 134,618 2,216,453
Diversified Telecommunication Services -
3 .6%
BCE, Inc. 96,019 2,483,051
Deutsche Telekom AG (Registered) 101,761 3,410,260
Elisa OYJ 9,889 437,167
Emirates Integrated
Telecommunications Co. PJSC 2,422,167 6,793,002
Koninklijke KPN NV 899,580 4,396,321
Orange SA 157,267 2,922,388
Telefonica SA(b) 541,343 2,199,290
Telenor ASA 132,704 2,239,602

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services
(continued)
Telia Co. AB(b) 521,246 $ 2,387,701
Telkom Indonesia Persero Tbk. PT 27,657,300 5,931,861
Telstra Group Ltd. 664,796 2,272,727
TELUS Corp. 142,274 1,996,238
37,469,608
Electric Utilities -
2 .6%
Emera, Inc.(b) 45,617 2,273,523
Enel SpA 1,208,691 13,384,152
Fortum OYJ(b) 328,889 7,791,999
Origin Energy Ltd. 285,186 2,357,487
Power Grid Corp. of India Ltd. 301,455 840,584
26,647,745
Electrical Equipment -
0 .1%
Fujikura Ltd. 5,400 685,064
Financial Services -
1 .8%
Banca Mediolanum SpA 325,061 7,641,366
Chailease Holding Co. Ltd. 1,144,480 3,782,203
ORIX Corp. 234,500 7,135,635
18,559,204
Food Products -
2 .3%
China Feihe Ltd.(a)(b) 11,484,000 5,705,458
Nestle SA (Registered) 112,926 10,768,335
WH Group Ltd.(a) 6,443,000 7,573,497
24,047,290
Gas Utilities -
1 .0%
China Gas Holdings Ltd. 6,252,400 6,196,598
Grupo Energia Bogota SA ESP 2,344,969 2,092,844
Hong Kong & China Gas Co. Ltd.(b) 2,105,000 1,986,485
10,275,927
Hotels, Restaurants & Leisure -
2 .4%
Evolution AB(a)(b) 52,635 3,440,324
Haidilao International Holding Ltd.
(a)(b) 3,715,000 7,601,534
OPAP SA 350,581 7,090,168
Sodexo SA(b) 17,545 900,436
Talabat Holding plc 21,280,171 5,388,632
24,421,094
Household Durables -
0 .1%
Sony Group Corp. 31,900 714,266
Household Products -
0 .3%
Unilever Indonesia Tbk. PT 28,167,700 3,230,433
Independent Power and Renewable Electricity Producers
-
0 .0%
Unipro PAO*‡ 125,500,000 —
Industrial Conglomerates -
1 .5%
Astra International Tbk. PT 17,385,500 6,577,177
Investments Shares Value
Industrial Conglomerates
(continued)
Hitachi Ltd. 187,100 $ 6,502,289
Siemens AG (Registered) 6,699 2,042,574
15,122,040
Insurance -
4 .0%
Admiral Group plc 46,255 1,745,519
Allianz SE (Registered) 1,595 705,487
Aviva plc 160,457 1,399,950
BB Seguridade Participacoes SA 1,093,000 7,789,025
Caixa Seguridade Participacoes SA 2,392,500 7,910,186
Dai-ichi Life Holdings, Inc. 319,000 2,796,885
Legal & General Group plc 744,865 2,709,696
New China Life Insurance Co. Ltd.,
Class H 1,020,800 8,306,573
Powszechny Zaklad Ubezpieczen SA 387,904 7,687,110
Tokio Marine Holdings, Inc. 14,900 553,172
41,603,603
Interactive Media & Services -
1 .0%
Tencent Holdings Ltd. 134,600 10,444,396
IT Services -
1 .0%
HCL Technologies Ltd. 344,520 6,350,516
Infosys Ltd. 80,707 1,439,763
Nomura Research Institute Ltd. 79,800 2,431,867
10,222,146
Machinery -
1 .9%
Komatsu Ltd. 223,300 8,582,560
Kone OYJ, Class B 107,503 7,752,749
Weichai Power Co. Ltd., Class H 918,000 3,129,078
19,464,387
Marine Transportation -
2 .9%
AP Moller - Maersk A/S, Class B(b) 957 2,382,895
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 3,873,000 6,794,128
Evergreen Marine Corp. Taiwan Ltd. 1,181,382 6,982,429
Orient Overseas International Ltd.(b) 401,500 6,575,393
Yang Ming Marine Transport Corp. 4,062,709 6,893,825
29,628,670
Metals & Mining -
6 .4%
Barrick Mining Corp. 107,822 4,955,759
BHP Group Ltd. 376,739 13,346,662
China Hongqiao Group Ltd. 1,698,500 7,855,593
Fortescue Ltd.(b) 577,071 8,489,609
GMK Norilskiy Nickel PAO*‡ 1,631,500 —
Kinross Gold Corp.(b) 44,022 1,393,984
Kumba Iron Ore Ltd.(b) 356,004 7,991,360
Rio Tinto Ltd.(b) 91,872 9,753,899
Rio Tinto plc 83,578 7,727,806
Severstal PAO*‡ 58,985 —
Vedanta Ltd. 688,721 5,102,843
66,617,515

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities -
0 .4%
Engie SA 134,299 $ 4,010,197
Office REITs -
0 .2%
Gecina SA, REIT 19,140 1,763,529
Oil, Gas & Consumable Fuels -
6 .4%
BP plc 1,183,171 7,530,287
Canadian Natural Resources Ltd. 157,586 5,891,946
Coal India Ltd. 80,388 385,172
Eni SpA 167,156 3,425,513
Equinor ASA 308,792 8,267,437
PetroChina Co. Ltd., Class H 2,666,000 3,167,917
PTT Exploration & Production PCL,
NVDR 2,169,200 8,445,161
Shell plc 70,499 2,702,979
Suncor Energy, Inc. 30,624 1,627,596
TotalEnergies SE 123,453 8,980,848
Turkiye Petrol Rafinerileri A/S 467,016 2,628,632
United Tractors Tbk. PT 4,178,900 6,485,573
Var Energi ASA 543,576 1,974,622
Woodside Energy Group Ltd.(b) 163,328 2,902,821
Yankuang Energy Group Co. Ltd.,
Class H(b) 1,404,000 2,051,249
66,467,753
Paper & Forest Products -
0 .2%
UPM-Kymmene OYJ(b) 77,198 2,146,268
Passenger Airlines -
1 .4%
Cathay Pacific Airways Ltd. 4,466,000 7,010,917
Eva Airways Corp. 1,276,000 1,516,441
Singapore Airlines Ltd. 1,212,200 6,065,776
14,593,134
Personal Care Products -
0 .0% (c)
Unilever plc 3,394 230,100
Pharmaceuticals -
6 .5%
Astellas Pharma, Inc. 207,200 2,879,793
AstraZeneca plc 20,416 3,810,156
Chugai Pharmaceutical Co. Ltd. 31,900 1,819,992
Novartis AG (Registered) 94,105 14,007,292
Novo Nordisk A/S, Class B 337,183 19,850,567
Roche Holding AG 638 294,952
Roche Holding AG - BR 45,936 20,920,402
Sanofi SA 1,595 150,281
Takeda Pharmaceutical Co. Ltd. 116,600 3,962,253
67,695,688
Professional Services -
1 .7%
Bureau Veritas SA 167,475 5,399,313
Intertek Group plc 92,510 5,666,907
Randstad NV(b) 39,237 1,405,484
SGS SA (Registered) 39,875 4,805,402
17,277,106
Investments Shares Value
Real Estate Management & Development -
0 .9%
China Resources Land Ltd. 520,500 $ 2,044,757
CK Asset Holdings Ltd. 929,000 5,452,880
Henderson Land Development Co.
Ltd.(b) 512,000 2,040,212
9,537,849
Retail REITs -
0 .5%
Klepierre SA, REIT 139,403 5,379,875
Semiconductors & Semiconductor Equipment -
10 .3%
Advantest Corp. 113,600 18,782,367
ASML Holding NV 7,155 10,347,121
Lasertec Corp.(b) 2,900 684,111
MediaTek, Inc. 224,590 12,560,483
Novatek Microelectronics Corp. 564,109 6,721,985
Realtek Semiconductor Corp. 103,660 1,592,616
SK hynix, Inc. 4,147 2,618,885
Taiwan Semiconductor Manufacturing
Co. Ltd. 632,563 35,678,403
Tokyo Electron Ltd. 66,600 17,835,123
106,821,094
Software -
0 .3%
Oracle Financial Services Software
Ltd. 9,570 807,318
SAP SE 12,122 2,459,635
3,266,953
Specialty Retail -
1 .2%
Chow Tai Fook Jewellery Group Ltd.
(b) 3,636,600 6,705,384
H & M Hennes & Mauritz AB, Class
B(b) 126,324 2,545,103
Industria de Diseno Textil SA 52,635 3,443,948
12,694,435
Technology Hardware, Storage & Peripherals -
1 .3%
Canon, Inc.(b) 84,700 2,572,407
Catcher Technology Co. Ltd. 478,970 3,051,588
Samsung Electronics Co. Ltd. 72,413 8,074,397
13,698,392
Textiles, Apparel & Luxury Goods -
0 .8%
Bosideng International Holdings Ltd. 10,532,000 6,432,723
Feng TAY Enterprise Co. Ltd. 32,123 98,196
LVMH Moet Hennessy Louis Vuitton
SE 1,914 1,245,286
7,776,205
Tobacco -
1 .9%
British American Tobacco plc 147,697 8,869,155
Imperial Brands plc 189,167 7,958,858
Japan Tobacco, Inc.(b) 88,200 3,191,003
20,019,016
Trading Companies & Distributors -
0 .4%
Mitsubishi Corp. 168,200 4,467,233

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure -
0 .9%
Aena SME SA(a) 31,581 $ 985,470
Grupo Aeroportuario del Sureste
SAB de CV, Class B 237,655 8,283,195
9,268,665
Wireless Telecommunication Services -
1 .2%
Mobile Telecommunications Co.
KSCP 1,122,561 1,865,449
Tele2 AB, Class B(b) 403,216 7,422,299
Vodafone Group plc 2,096,787 3,090,237
12,377,985
Total Common Stocks
(Cost $786,441,669) 1,020,424,051
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .4% (d)
REPURCHASE AGREEMENTS - 2 .4%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$10,955,943, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $11,066,764 $ 10,953,716 10,953,716
Citigroup Global Markets, Inc.
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$3,000,610, collateralized by
various U.S. Treasury Securities,
4.25%, 2/15/2028; ; total market
value $3,003,554 3,000,000 3,000,000
National Bank of Canada Financial Inc.
3.80%, dated 1/31/2026, due
2/2/2026, repurchase price
$4,000,844, collateralized by
various Common Stocks; total
market value $4,395,894 4,000,000 4,000,000
TD Securities (USA) LLC
3.73%, dated 1/31/2026, due
2/2/2026, repurchase price
$3,000,622, collateralized by
various Common Stocks; total
market value $3,280,046 3,000,000 3,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$4,000,842, collateralized by
various Common Stocks; total
market value $4,422,241 $ 4,000,000 $ 4,000,000
24,953,716
Total Securities Lending Reinvestments
(Cost $24,953,716) 24,953,716
Total Investments - 100.9%
(Cost $811,395,385) 1,045,377,767
Liabilities in excess of other assets - (0.9%) (8,835,853)
NET ASSETS - 100.0% $1,036,541,914
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $123,494,444, collateralized
in the form of cash with a value of $24,953,716 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $56,144,659 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.50%, and maturity dates
ranging from February 17, 2026 – November 15, 2055
and $50,823,664 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.50%, and maturity dates ranging
from February 25, 2026 – June 30, 2120; a total value of
$131,922,039.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $24,953,716.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Futures Contracts
FlexShares
®
International Quality Dividend Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 75 03/20/2026 USD $ 11,388,000 $ 501,273
MSCI Emerging Markets E-Mini Index 71 03/20/2026 USD 5,398,840 433,620
$ 934,893
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
BRL
*
6,845 Citibank NA USD 1,233 03/18/2026 $ 62
CAD 621,313 Toronto-Dominion Bank (The) USD 453,254 03/18/2026 6,378
JPY 125,208,000 Citibank NA USD 803,648 03/18/2026 10,908
USD 2,047,911 Bank of Montreal HKD 15,945,000 03/18/2026 3,261
USD 63,380 Goldman Sachs & Co. HKD 492,000 03/18/2026 291
USD 671,598 Goldman Sachs & Co. INR
*
61,102,000 03/18/2026 9,209
Total unrealized appreciation $ 30,109
USD 82,749 Bank of Montreal AUD 124,000 03/18/2026 $ (4,111)
USD 1,038,064 Citibank NA CHF 815,364 03/18/2026 (25,704)
USD 134,655 Citibank NA DKK 850,779 03/18/2026 (1,218)
USD 1,878,982 Morgan Stanley EUR 1,592,812 03/18/2026 (19,759)
USD 673,978 Citibank NA GBP 501,955 03/18/2026 (14,793)
USD 888,207 JPMorgan Chase Bank NA JPY 136,676,715 03/18/2026 (960)
USD 380,376 JPMorgan Chase Bank NA KRW
*
557,330,039 03/18/2026 (7,425)
USD 160,565 Morgan Stanley SGD 206,000 03/18/2026 (2,250)
Total unrealized depreciation $ (76,220)
Net unrealized depreciation $ (46,111)
*
Non-deliverable forward.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 4 .1%
Belgium 0 .8
Brazil 1 .5
Canada 5 .7
China 8 .7
Colombia 0 .5
Denmark 3 .0
Finland 1 .7
France 3 .7
Germany 2 .8
Greece 0 .7
Hong Kong 2 .5
India 2 .2
Indonesia 2 .7
Israel 1 .1
Italy 4 .5
Japan 12 .2
Kuwait 0 .2
Mexico 1 .7
Netherlands 1 .6
Norway 1 .5
Poland 3 .0
Singapore 0 .7
South Africa 0 .9
South Korea 1 .3
Spain 1 .6
Sweden 4 .2
Switzerland 5 .6
Taiwan 8 .2
Thailand 0 .8
Turkey 0 .2
United Arab Emirates 1 .2
United Kingdom 7 .4
Other
1
1 .5
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .5%
Securities Lending Reinvestments 2 .4
Others
(1)
( 0 .9 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
International Quality Dividend Dynamic Index Fund
January 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .7%
Air Freight & Logistics -
0 .9%
Deutsche Post AG 15,225 $ 857,080
Automobile Components -
0 .5%
Magna International, Inc. 4,400 226,182
Sumitomo Electric Industries Ltd. 6,500 283,327
509,509
Automobiles -
1 .1%
Dr Ing hc F Porsche AG (Preference)
(a) 1,775 87,020
Isuzu Motors Ltd. 11,100 178,812
Kia Corp. 2,850 302,147
Mercedes-Benz Group AG 5,000 343,749
Renault SA 4,725 179,201
1,090,929
Banks -
19 .0%
ANZ Group Holdings Ltd. 20,550 528,344
Banco BPM SpA 14,175 212,815
Bank Mandiri Persero Tbk. PT 710,000 203,884
Bank Negara Indonesia Persero Tbk.
PT 687,500 183,907
Bank Polska Kasa Opieki SA 13,000 796,980
Bank Rakyat Indonesia Persero Tbk.
PT 927,500 210,532
Barclays plc 98,100 654,511
BNP Paribas SA 6,875 745,911
CaixaBank SA 38,075 505,276
Canara Bank 152,425 244,278
China Merchants Bank Co. Ltd.,
Class H 92,500 566,866
Danske Bank A/S 16,350 837,400
DNB Bank ASA 2,475 71,344
FinecoBank Banca Fineco SpA 17,600 467,961
Grupo Cibest SA (Preference) 13,000 267,472
Grupo Financiero Banorte SAB de
CV, Class O 75,000 854,197
HSBC Holdings plc 110,175 1,943,366
ING Bank Slaski SA 1,925 211,206
Intesa Sanpaolo SpA 105,725 750,378
KBC Group NV 5,775 816,870
Komercni Banka A/S 3,375 205,414
Mitsubishi UFJ Financial Group, Inc. 92,500 1,681,682
National Bank of Canada 1,025 122,812
Nedbank Group Ltd. 13,400 221,703
Nordea Bank Abp 30,225 586,641
Powszechna Kasa Oszczednosci
Bank Polski SA 24,075 630,272
Royal Bank of Canada(b) 9,618 1,610,304
Santander Bank Polska SA 4,950 782,739
Sberbank of Russia PJSC
(Preference)*‡ 31,920 —
Investments Shares Value
Banks
(continued)
Skandinaviska Enskilda Banken AB,
Class A 36,950 $ 798,710
Swedbank AB, Class A 23,825 933,111
18,646,886
Beverages -
0 .2%
Budweiser Brewing Co. APAC Ltd.
(a)(b) 150,000 147,893
Broadline Retail -
0 .4%
Alibaba Group Holding Ltd., ADR(b) 2,450 415,422
Capital Markets -
4 .0%
Brookfield Asset Management Ltd.,
Class A 13,775 688,165
Daiwa Securities Group, Inc. 10,000 97,465
EQT AB 5,800 221,458
Hong Kong Exchanges & Clearing
Ltd. 8,100 448,266
Julius Baer Group Ltd. 8,950 751,054
Nomura Holdings, Inc. 97,500 893,086
Partners Group Holding AG(b) 600 818,129
3,917,623
Chemicals -
1 .1%
BASF SE 6,450 352,662
Evonik Industries AG 11,100 172,987
Shin-Etsu Chemical Co. Ltd. 16,200 538,635
1,064,284
Construction & Engineering -
0 .2%
Bouygues SA 4,225 229,248
Construction Materials -
0 .9%
Holcim AG 8,800 908,970
Consumer Staples Distribution & Retail -
0 .0% (c)
Carrefour SA 2,875 47,336
Diversified Telecommunication Services -
1 .3%
BCE, Inc. 6,500 168,090
Telefonica SA(b) 51,500 209,227
Telkom Indonesia Persero Tbk. PT 3,157,500 677,212
TELUS Corp. 12,850 180,297
1,234,826
Electric Utilities -
2 .2%
Enel SpA 112,250 1,242,974
Fortum OYJ(b) 31,350 742,740
Origin Energy Ltd. 25,850 213,689
2,199,403
Electrical Equipment -
0 .8%
Fujikura Ltd. 6,000 761,182

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components -
0 .2%
TDK Corp. 15,900 $ 204,187
Energy Equipment & Services -
0 .6%
Tenaris SA 24,825 554,040
Financial Services -
0 .7%
Banca Mediolanum SpA 30,975 728,144
Food Products -
1 .1%
Charoen Pokphand Foods PCL,
NVDR 267,500 175,981
Nestle SA (Registered) 1,625 154,956
WH Group Ltd.(a) 612,500 719,970
1,050,907
Gas Utilities -
1 .1%
China Gas Holdings Ltd. 590,000 584,734
ENN Energy Holdings Ltd. 12,500 107,799
Grupo Energia Bogota SA ESP 226,400 202,058
Hong Kong & China Gas Co. Ltd.(b) 225,000 212,332
1,106,923
Health Care Equipment & Supplies -
1 .7%
Hoya Corp. 5,000 838,519
Sonova Holding AG (Registered) 1,600 439,452
Straumann Holding AG (Registered)
(b) 3,225 389,907
1,667,878
Hotels, Restaurants & Leisure -
2 .4%
Evolution AB(a)(b) 2,450 160,137
Haidilao International Holding Ltd.
(a)(b) 375,000 767,315
OPAP SA 33,275 672,955
Talabat Holding plc 3,003,100 760,454
2,360,861
Household Durables -
0 .7%
Hisense Home Appliances Group Co.
Ltd., Class H(b) 62,000 181,799
Nien Made Enterprise Co. Ltd. 37,000 502,034
683,833
Household Products -
0 .5%
Reckitt Benckiser Group plc 2,900 242,433
Unilever Indonesia Tbk. PT 2,405,000 275,819
518,252
Industrial Conglomerates -
3 .6%
Astra International Tbk. PT 547,500 207,127
Hitachi Ltd. 61,000 2,119,934
Siemens AG (Registered) 4,050 1,234,874
3,561,935
Insurance -
3 .8%
Ageas SA/NV 1,025 73,103
Investments Shares Value
Insurance
(continued)
BB Seguridade Participacoes SA 105,000 $ 748,259
Caixa Seguridade Participacoes SA 177,500 586,858
Dai-ichi Life Holdings, Inc. 30,000 263,030
Legal & General Group plc 69,525 252,920
Manulife Financial Corp. 12,225 468,272
Ping An Insurance Group Co. of
China Ltd., Class H(b) 46,500 432,866
Powszechny Zaklad Ubezpieczen SA 35,550 704,496
Tokio Marine Holdings, Inc. 5,000 185,628
3,715,432
Interactive Media & Services -
0 .8%
Tencent Holdings Ltd. 10,000 775,958
IT Services -
1 .4%
HCL Technologies Ltd. 39,150 721,650
Infosys Ltd. 13,975 249,305
Tech Mahindra Ltd. 19,725 373,775
1,344,730
Life Sciences Tools & Services -
0 .0% (c)
WuXi AppTec Co. Ltd., Class H(a) 2,500 35,597
Machinery -
3 .5%
FANUC Corp. 5,400 219,451
Komatsu Ltd. 21,700 834,042
Kone OYJ, Class B 7,250 522,845
Techtronic Industries Co. Ltd. 60,500 825,032
VAT Group AG(a)(b) 1,600 1,041,387
3,442,757
Marine Transportation -
2 .9%
AP Moller - Maersk A/S, Class B(b) 100 248,996
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 362,500 635,908
Evergreen Marine Corp. Taiwan Ltd. 113,000 667,874
Orient Overseas International Ltd.(b) 37,500 614,140
Yang Ming Marine Transport Corp. 387,000 656,683
2,823,601
Media -
0 .7%
Publicis Groupe SA 7,225 723,718
Metals & Mining -
5 .9%
Antofagasta plc 1,400 70,084
BHP Group Ltd. 35,600 1,261,195
China Hongqiao Group Ltd. 162,500 751,565
Fortescue Ltd.(b) 54,500 801,779
GMK Norilskiy Nickel PAO*‡ 212,800 —
Kumba Iron Ore Ltd.(b) 33,575 753,671
NMDC Ltd. 213,275 188,287
Rio Tinto plc 7,900 730,451
Severstal PAO*‡ 7,952 —
Vale SA 57,500 926,054
Vedanta Ltd. 47,850 354,528
5,837,614

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Office REITs -
0 .2%
Gecina SA, REIT 1,675 $ 154,332
Oil, Gas & Consumable Fuels -
5 .9%
BP plc 87,025 553,870
Canadian Natural Resources Ltd. 15,050 562,701
Cenovus Energy, Inc.(b) 13,975 277,302
Equinor ASA 12,050 322,620
Ovintiv, Inc. 13,250 575,977
PTT Exploration & Production PCL,
NVDR 205,000 798,109
Shell plc 1,400 53,677
TC Energy Corp. 8,625 508,526
TotalEnergies SE 10,175 740,202
Turkiye Petrol Rafinerileri A/S 41,575 234,008
United Tractors Tbk. PT 312,500 484,994
Var Energi ASA 55,550 201,794
Woodside Energy Group Ltd.(b) 15,275 271,482
Yankuang Energy Group Co. Ltd.,
Class H(b) 134,000 195,774
5,781,036
Paper & Forest Products -
0 .2%
UPM-Kymmene OYJ 7,700 214,076
Passenger Airlines -
1 .3%
Eva Airways Corp. 600,000 713,060
Singapore Airlines Ltd. 112,500 562,943
1,276,003
Pharmaceuticals -
4 .6%
AstraZeneca plc 725 135,304
GSK plc 17,525 451,273
Novartis AG (Registered) 5,475 814,940
Novo Nordisk A/S, Class B 31,775 1,870,651
Roche Holding AG 2,675 1,218,262
4,490,430
Professional Services -
1 .2%
Bureau Veritas SA 17,600 567,415
Intertek Group plc 8,500 520,687
Randstad NV(b) 3,575 128,058
1,216,160
Real Estate Management & Development -
1 .2%
CK Asset Holdings Ltd. 132,000 774,790
Henderson Land Development Co.
Ltd.(b) 39,000 155,407
Sun Hung Kai Properties Ltd. 17,500 281,669
1,211,866
Semiconductors & Semiconductor Equipment -
10 .7%
Advantest Corp. 5,300 876,290
ASML Holding NV 475 686,916
BE Semiconductor Industries NV 1,375 269,084
Disco Corp. 800 343,265
Lasertec Corp.(b) 3,800 896,422
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
MediaTek, Inc. 21,650 $ 1,210,804
Novatek Microelectronics Corp. 54,000 643,470
SK hynix, Inc. 825 520,998
Taiwan Semiconductor Manufacturing
Co. Ltd. 55,500 3,130,362
Tokyo Electron Ltd. 6,300 1,687,106
United Microelectronics Corp. 125,000 247,855
10,512,572
Software -
0 .1%
Oracle Financial Services Software
Ltd. 600 50,616
SAP SE 300 60,872
111,488
Specialty Retail -
2 .0%
Chow Tai Fook Jewellery Group Ltd.
(b) 340,000 626,913
H & M Hennes & Mauritz AB, Class
B(b) 12,450 250,836
Industria de Diseno Textil SA 14,675 960,196
Zhongsheng Group Holdings Ltd. 112,500 167,820
2,005,765
Technology Hardware, Storage & Peripherals -
1 .7%
Asustek Computer, Inc. 10,000 157,610
Catcher Technology Co. Ltd. 25,000 159,279
Lite-On Technology Corp. 39,800 207,410
Logitech International SA
(Registered) 3,975 343,996
Pegatron Corp. 75,000 166,111
Quanta Computer, Inc. 27,000 240,229
Samsung Electronics Co. Ltd. 3,475 387,479
1,662,114
Textiles, Apparel & Luxury Goods -
1 .2%
Bosideng International Holdings Ltd. 1,000,000 610,779
Cie Financiere Richemont SA
(Registered) 1,500 291,312
LVMH Moet Hennessy Louis Vuitton
SE 175 113,859
Shenzhou International Group
Holdings Ltd.(b) 20,000 159,545
1,175,495
Tobacco -
1 .8%
British American Tobacco plc 13,525 812,172
Imperial Brands plc 17,000 715,244
Japan Tobacco, Inc. 8,100 293,051
1,820,467
Trading Companies & Distributors -
0 .8%
Marubeni Corp.(b) 11,000 364,741
Mitsui & Co. Ltd. 5,000 163,199
Rexel SA 5,825 246,282
774,222

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure -
0 .8%
Grupo Aeroportuario del Sureste
SAB de CV, Class B 22,375 $ 779,855
Wireless Telecommunication Services -
0 .8%
Mobile Telecommunications Co.
KSCP 104,450 173,573
Tele2 AB, Class B 19,850 365,394
Vodafone Group plc 196,925 290,227
829,194
Total Common Stocks
(Cost $73,022,456) 97,182,033
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .4% (d)
REPURCHASE AGREEMENTS - 3 .4%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$1,909,002, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $1,928,312 $ 1,908,614 1,908,614
National Bank of Canada Financial Inc.
3.80%, dated 1/31/2026, due
2/2/2026, repurchase price
$400,084, collateralized by
various Common Stocks; total
market value $439,589 400,000 400,000
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$1,000,211, collateralized by
various Common Stocks; total
market value $1,105,560 1,000,000 1,000,000
3,308,614
Total Securities Lending Reinvestments
(Cost $3,308,614) 3,308,614
Total Investments - 102.1%
(Cost $76,331,070) 100,490,647
Liabilities in excess of other assets - (2.1%) (2,093,307)
NET ASSETS - 100.0% $98,397,340
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $11,390,030, collateralized in
the form of cash with a value of $3,308,614 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $5,965,128 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.50%, and maturity dates
ranging from February 17, 2026 – November 15, 2055
and $2,946,172 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.50%, and maturity dates ranging
from February 25, 2026 – October 22, 2073; a total
value of $12,219,914.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $3,308,614.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 6 03/20/2026 USD $ 911,040 $ 32,242
MSCI Emerging Markets E-Mini Index 5 03/20/2026 USD 380,200 32,140
$ 64,382
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of January 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CAD 45,542 Toronto-Dominion Bank (The) USD 33,223 03/18/2026 $ 468
EUR 20,000 Morgan Stanley USD 23,471 03/18/2026 370
JPY 6,000,000 Toronto-Dominion Bank (The) USD 38,542 03/18/2026 492
Total unrealized appreciation $ 1,330
USD 70,022 Citibank NA CHF 55,000 03/18/2026 $ (1,734)
USD 58,561 Citibank NA DKK 370,000 03/18/2026 (530)
USD 235,933 Morgan Stanley EUR 200,000 03/18/2026 (2,481)
USD 40,281 Citibank NA GBP 30,000 03/18/2026 (884)
USD 51,989 JPMorgan Chase Bank NA JPY 8,000,000 03/18/2026 (56)
Total unrealized depreciation $ (5,685)
Net unrealized depreciation $ (4,355)
Abbreviations:
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 3 .1%
Belgium 0 .9
Brazil 2 .3
Canada 5 .5
China 7 .7
Colombia 0 .5
Czech Republic 0 .2
Denmark 3 .0
Finland 1 .5
France 3 .8
Germany 3 .2
Greece 0 .7
Hong Kong 3 .6
India 2 .2
Indonesia 2 .3
Italy 4 .0
Japan 13 .9
Kuwait 0 .2
Mexico 1 .7
Netherlands 1 .1
Norway 0 .6
Poland 3 .2
Singapore 0 .6
South Africa 1 .0
South Korea 1 .2
Spain 1 .7
Sweden 3 .4
Switzerland 7 .3
Taiwan 8 .8
Thailand 1 .0
Turkey 0 .2
United Arab Emirates 0 .8
United Kingdom 7 .5
Other
1
1 .3
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .7%
Securities Lending Reinvestments 3 .4
Others
(1)
( 2 .1 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
January 31, 2026 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .6%
U.S. Treasury Inflation Linked Bonds
1.75%, 1/15/2028
$ 41,134,077
$ 41,773,943
3.63%, 4/15/2028
56,696,319
59,895,732
2.50%, 1/15/2029
139,464,486
145,212,069
3.88%, 4/15/2029
249,237,692
270,619,145
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2027
76,525,310
75,731,268
0.38%, 7/15/2027
82,773,375
82,483,444
1.63%, 10/15/2027
74,084,479
75,226,729
0.50%, 1/15/2028
86,300,235
85,560,719
1.25%, 4/15/2028
73,058,690
73,399,837
0.75%, 7/15/2028
80,087,870
79,894,345
2.38%, 10/15/2028
291,087,116
302,317,984
0.88%, 1/15/2029
304,033,985
302,387,732
2.13%, 4/15/2029
295,342,557
304,444,129
0.25%, 7/15/2029
85,384,881
83,201,590
1.63%, 10/15/2029
80,933,386
82,533,164
0.13%, 1/15/2030
87,498,020
83,908,597
1.63%, 4/15/2030
89,621,964
90,967,853
0.13%, 7/15/2030
91,308,471
87,173,987
1.13%, 10/15/2030
95,620,765
95,123,565
0.13%, 1/15/2031
90,558,095
85,403,683
Total U.S. Treasury Obligations
(Cost $2,480,005,446) 2,507,259,515
Total Investments - 99.6%
(Cost $2,480,005,446) 2,507,259,515
Other assets less liabilities - 0.4% 9,986,751
NET ASSETS - 100.0% $2,517,246,266
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .6%
Others
(1)
0 .4
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
January 31, 2026 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
3.88%, 4/15/2029
$ 31,331,172
$ 34,018,992
3.38%, 4/15/2032
19,626,278
21,837,551
U.S. Treasury Inflation Linked Notes
2.13%, 4/15/2029
37,281,830
38,430,745
0.25%, 7/15/2029
41,453,831
40,393,856
1.63%, 10/15/2029
39,295,492
40,072,230
0.13%, 1/15/2030
42,482,301
40,739,554
1.63%, 4/15/2030
43,512,777
44,166,226
0.13%, 7/15/2030(a)
115,866,237
110,619,768
1.13%, 10/15/2030
116,418,692
115,813,350
0.13%, 1/15/2031
114,909,957
108,369,477
0.13%, 7/15/2031
120,190,687
112,664,370
0.13%, 1/15/2032
48,352,409
44,682,219
0.63%, 7/15/2032
43,893,546
41,594,700
1.13%, 1/15/2033
44,565,721
43,165,092
1.38%, 7/15/2033
41,384,657
40,694,713
1.75%, 1/15/2034
44,491,674
44,579,972
1.88%, 7/15/2034
46,575,716
47,102,906
Total U.S. Treasury Obligations
(Cost $958,864,391) 968,945,721
Total Investments - 99.8%
(Cost $958,864,391) 968,945,721
Other assets less liabilities - 0.2% 1,812,385
NET ASSETS - 100.0% $970,758,106
(a) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan at
January 31, 2026 was $80,228,104, collateralized in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.50%, and maturity dates
ranging from July 31, 2026 – February 15, 2044; a total
value of $81,862,757.
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Disciplined Duration MBS Index Fund
January 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 99 .3%
FHLMC
2.50%, 4/1/2028 $ 454,742 $ 449,751
2.50%, 5/1/2028 176,918 174,552
2.50%, 6/1/2028 201,397 198,607
3.00%, 6/1/2029 280,907 277,408
3.00%, 8/1/2029 261,793 260,116
2.50%, 12/1/2030 510,809 496,214
3.00%, 1/1/2032 642,716 628,780
2.50%, 2/1/2032 800,533 774,103
3.00%, 9/1/2032 425,122 415,617
5.00%, 5/1/2034 25,290 25,454
5.00%, 7/1/2035 7,205 7,323
5.00%, 10/1/2035 11,675 11,976
5.00%, 12/1/2035 52,342 53,645
6.00%, 1/1/2037 38,671 40,864
6.00%, 4/1/2037 21,728 22,958
6.00%, 5/1/2037 33,588 35,484
5.00%, 2/1/2038 27,851 28,525
5.00%, 7/1/2038 32,351 33,207
5.00%, 10/1/2038 28,545 29,300
5.00%, 2/1/2039 66,413 68,059
5.00%, 5/1/2039 35,744 36,689
5.00%, 6/1/2039 11,995 12,312
5.00%, 7/1/2039 34,418 35,330
5.00%, 9/1/2039 3,272 3,359
6.00%, 11/1/2039 22,177 23,429
5.00%, 1/1/2040 9,783 10,042
6.00%, 4/1/2040 24,788 26,084
6.00%, 5/1/2040 61,108 64,512
6.00%, 7/1/2040 89,998 95,081
4.00%, 1/1/2041 8,976 8,851
5.00%, 5/1/2041 82,206 84,381
3.50%, 11/1/2041 45,703 43,810
3.00%, 3/1/2042 7,476 6,931
3.00%, 4/1/2042 56,551 52,429
3.00%, 6/1/2042 48,875 45,313
3.50%, 7/1/2042 454,359 432,751
3.00%, 8/1/2042 26,782 24,830
3.00%, 12/1/2042 56,865 52,717
3.00%, 1/1/2043 30,411 28,176
3.00%, 2/1/2043 15,211 14,150
3.00%, 4/1/2043 19,783 18,310
3.00%, 6/1/2043 11,096 10,288
3.50%, 8/1/2043 508,979 483,352
3.00%, 10/1/2043 39,189 36,297
4.00%, 8/1/2044 8,639 8,420
5.00%, 8/1/2044 22,145 22,729
4.00%, 1/1/2045 26,531 25,880
4.00%, 2/1/2045 56,072 55,145
4.50%, 2/1/2045 305,509 303,437
4.00%, 8/1/2045 64,267 62,663
4.00%, 9/1/2045 10,667 10,400
4.00%, 10/1/2045 108,890 106,139
4.00%, 11/1/2045 22,372 21,809
Investments
Principal
Amount Value
4.00%, 12/1/2045 $ 9,169 $ 8,938
4.00%, 1/1/2046 29,123 28,401
2.50%, 9/1/2046 18,142 15,872
3.00%, 11/1/2046 17,189 15,774
FHLMC UMBS
3.00%, 8/1/2026 3,960 3,938
3.00%, 1/1/2027 10,701 10,632
3.00%, 2/1/2027 6,722 6,678
3.00%, 4/1/2027 41,613 41,294
2.50%, 6/1/2027 5,818 5,756
2.50%, 3/1/2028 246,422 243,000
2.50%, 7/1/2028 797,827 785,607
2.50%, 8/1/2030 467,471 454,551
2.50%, 11/1/2030 13,181 12,941
3.00%, 5/1/2031 14,639 14,431
2.00%, 8/1/2031 16,521 15,832
2.00%, 11/1/2031 26,177 25,049
2.00%, 1/1/2032 53,084 50,748
2.00%, 2/1/2032 57,300 54,566
2.00%, 12/1/2032 231,660 221,153
3.00%, 4/1/2033 549,516 543,462
2.50%, 8/1/2034 949,606 907,340
2.00%, 10/1/2035 766,225 709,765
1.50%, 11/1/2035 459,826 417,915
1.50%, 2/1/2036 509,634 461,598
2.00%, 3/1/2036 288,252 267,494
1.50%, 4/1/2036 226,704 205,263
2.50%, 4/1/2037 579,036 547,764
4.50%, 9/1/2037 655,029 656,510
5.00%, 3/1/2038 34,080 34,940
5.00%, 7/1/2039 54,085 55,452
3.00%, 9/1/2039 78,627 73,808
3.00%, 10/1/2039 22,032 20,809
4.00%, 10/1/2039 1,634,577 1,613,168
5.00%, 10/1/2039 16,753 17,176
3.00%, 11/1/2039 86,643 81,284
5.00%, 1/1/2040 16,127 16,591
5.00%, 3/1/2040 26,495 27,165
5.00%, 5/1/2040 37,480 38,427
6.00%, 5/1/2040 612,909 651,175
2.00%, 7/1/2040 85,689 75,894
1.50%, 10/1/2040 445,231 379,493
3.50%, 12/1/2040 32,704 31,326
2.00%, 1/1/2041 135,006 119,464
2.00%, 2/1/2041 422,227 372,510
1.50%, 3/1/2041 580,620 494,938
2.00%, 3/1/2041 489,683 433,693
4.50%, 3/1/2041 56,213 56,442
4.50%, 4/1/2041 10,931 10,981
1.50%, 5/1/2041 478,561 406,948
2.00%, 6/1/2041 660,328 579,228
2.50%, 6/1/2041 375,067 339,242
2.00%, 10/1/2041 414,581 362,305
4.00%, 1/1/2042 40,248 39,549
5.00%, 2/1/2042 32,329 33,146

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
3.50%, 11/1/2042 $ 60,749 $ 57,659
3.50%, 1/1/2043 26,663 25,456
3.50%, 2/1/2043 19,313 18,340
2.50%, 6/1/2043 305,205 273,225
4.00%, 12/1/2043 8,755 8,554
4.50%, 3/1/2044 40,574 40,671
4.00%, 6/1/2044 3,077 2,993
4.50%, 7/1/2044 14,610 14,552
4.00%, 8/1/2044 9,335 9,088
4.50%, 12/1/2044 10,009 10,019
4.00%, 2/1/2045 11,214 11,016
4.50%, 9/1/2045 8,074 8,076
4.00%, 10/1/2045 29,660 28,882
4.00%, 12/1/2045 15,001 14,650
4.50%, 12/1/2045 389,642 390,025
3.00%, 1/1/2046 31,538 28,941
4.00%, 1/1/2046 25,064 24,423
4.00%, 2/1/2046 184,091 180,585
4.50%, 4/1/2046 23,515 23,538
4.00%, 11/1/2046 132,558 128,197
4.50%, 3/1/2047 321,268 320,891
2.00%, 6/1/2051 728,632 595,037
2.00%, 5/1/2052 1,221,871 994,015
6.50%, 2/1/2053 66,215 69,080
6.00%, 10/1/2053 300,138 307,949
7.00%, 12/1/2053 263,755 275,898
6.50%, 4/1/2054 155,336 160,714
6.50%, 8/1/2054 338,624 350,346
6.00%, 9/1/2054 881,791 904,522
6.00%, 9/1/2055 583,451 606,543
FNMA UMBS
3.00%, 11/1/2026 85,404 84,880
3.00%, 12/1/2026 27,572 27,412
3.00%, 1/1/2027 9,266 9,206
3.00%, 2/1/2027 12,633 12,548
3.00%, 4/1/2027 408,387 405,504
3.00%, 6/1/2027 56,809 56,377
3.00%, 8/1/2027 61,688 61,139
3.00%, 10/1/2027 22,110 21,920
3.00%, 11/1/2027 20,962 20,785
2.50%, 12/1/2027 53,447 52,777
2.50%, 1/1/2028 281,454 277,259
2.50%, 4/1/2028 17,317 17,080
2.00%, 5/1/2028 78,280 76,767
2.50%, 9/1/2028 13,331 13,165
3.00%, 2/1/2029 40,876 40,409
2.50%, 3/1/2029 70,862 69,894
2.50%, 6/1/2029 22,936 22,666
3.00%, 8/1/2029 862,243 850,328
3.50%, 12/1/2029 291,320 289,117
3.50%, 4/1/2030 324,219 321,882
2.50%, 7/1/2030 64,936 64,049
3.00%, 7/1/2030 238,207 235,488
2.50%, 8/1/2030 264,805 257,583
3.00%, 9/1/2030 385,873 381,816
3.00%, 12/1/2030 797,543 783,663
Investments
Principal
Amount Value
2.50%, 2/1/2031 $ 266,746 $ 260,622
3.50%, 2/1/2031 304,429 302,566
2.50%, 3/1/2031 143,045 140,559
2.00%, 9/1/2031 13,605 13,035
2.00%, 11/1/2031 32,554 31,170
3.50%, 12/1/2031 297,742 293,517
2.00%, 2/1/2032 402,375 392,715
3.50%, 2/1/2032 884,107 871,394
3.00%, 12/1/2032 930,670 912,383
6.00%, 12/1/2032 5,484 5,677
6.00%, 4/1/2033 4,324 4,478
6.00%, 8/1/2034 21,001 21,650
6.50%, 9/1/2034 53,531 55,928
6.00%, 12/1/2034 90,948 94,593
3.50%, 1/1/2035 103,340 100,704
3.00%, 2/1/2035 332,439 327,222
3.00%, 7/1/2035 522,507 511,742
5.00%, 8/1/2035 13,438 13,744
1.50%, 10/1/2035 114,306 103,536
6.00%, 11/1/2035 18,870 19,598
5.00%, 12/1/2035 29,643 30,335
6.00%, 6/1/2036 28,177 29,739
2.00%, 7/1/2036 663,909 613,918
5.00%, 7/1/2036 13,077 13,382
6.50%, 8/1/2036 8,780 9,217
2.50%, 11/1/2036 249,403 233,575
6.00%, 11/1/2036 28,403 29,975
1.50%, 2/1/2037 662,444 598,319
2.50%, 4/1/2037 592,311 554,972
1.50%, 8/1/2037 229,427 207,787
6.00%, 8/1/2037 87,986 91,530
6.00%, 9/1/2037 12,352 13,037
6.50%, 10/1/2037 23,547 24,771
5.00%, 3/1/2038 34,628 35,503
5.00%, 5/1/2038 25,710 26,294
6.00%, 5/1/2038 9,849 10,396
4.50%, 7/1/2038 621,453 622,859
6.00%, 9/1/2038 17,935 18,931
5.50%, 11/1/2038 655,663 674,760
5.50%, 2/1/2039 874,880 894,639
5.00%, 6/1/2039 29,018 29,749
6.00%, 9/1/2039 1,248,974 1,294,879
5.00%, 10/1/2039 30,386 31,154
3.00%, 1/1/2040 27,595 25,869
5.00%, 2/1/2040 26,266 27,170
3.00%, 6/1/2040 325,162 304,586
5.00%, 6/1/2040 9,222 9,455
6.00%, 6/1/2040 892,355 926,409
4.00%, 8/1/2040 1,338,669 1,315,035
3.00%, 9/1/2040 285,984 267,895
3.50%, 1/1/2041 24,965 23,957
1.50%, 2/1/2041 638,701 544,967
3.50%, 2/1/2041 16,872 16,179
1.50%, 4/1/2041 348,180 296,365
4.50%, 5/1/2041 29,646 29,766
5.00%, 5/1/2041 23,937 24,543
6.00%, 5/1/2041 16,514 17,431

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
4.50%, 6/1/2041 $ 8,974 $ 9,010
2.50%, 7/1/2041 455,802 410,317
5.00%, 7/1/2041 308,005 315,793
6.00%, 7/1/2041 18,295 19,284
4.50%, 8/1/2041 81,754 82,093
5.00%, 8/1/2041 44,289 45,408
4.00%, 9/1/2041 121,597 119,481
4.50%, 9/1/2041 52,776 52,991
3.50%, 10/1/2041 95,666 91,517
4.00%, 10/1/2041 38,366 37,557
5.00%, 10/1/2041 45,679 46,835
4.00%, 11/1/2041 53,143 52,215
4.00%, 12/1/2041 13,283 13,041
4.00%, 1/1/2042 111,284 108,222
4.50%, 1/1/2042 13,337 13,391
6.00%, 1/1/2042 44,532 47,005
3.00%, 3/1/2042 19,283 17,857
4.00%, 3/1/2042 59,019 58,217
3.00%, 4/1/2042 35,900 33,245
4.50%, 4/1/2042 56,425 56,689
3.50%, 5/1/2042 17,608 16,676
4.50%, 5/1/2042 46,358 46,345
3.50%, 6/1/2042 30,862 29,391
3.50%, 7/1/2042 88,034 83,898
4.00%, 7/1/2042 77,448 76,051
3.50%, 8/1/2042 30,690 29,196
3.00%, 9/1/2042 51,399 47,597
3.50%, 9/1/2042 10,360 9,880
4.00%, 9/1/2042 48,032 47,098
3.00%, 10/1/2042 97,445 90,239
3.50%, 10/1/2042 18,576 17,672
2.50%, 12/1/2042 181,727 163,023
3.00%, 12/1/2042 98,527 91,239
2.50%, 1/1/2043 6,368 5,713
3.00%, 1/1/2043 101,958 94,321
3.50%, 1/1/2043 29,563 28,065
4.00%, 1/1/2043 50,986 50,079
4.50%, 1/1/2043 131,340 131,874
2.50%, 2/1/2043 238,520 213,270
3.00%, 2/1/2043 136,588 126,426
3.50%, 2/1/2043 51,916 49,430
3.50%, 3/1/2043 61,746 59,020
2.50%, 5/1/2043 9,520 8,505
2.50%, 6/1/2043 5,070 4,579
4.00%, 8/1/2043 28,777 28,134
4.00%, 9/1/2043 69,279 67,846
4.50%, 9/1/2043 21,448 21,487
4.00%, 10/1/2043 82,657 80,786
4.00%, 11/1/2043 184,164 180,810
4.50%, 11/1/2043 62,528 62,589
4.50%, 12/1/2043 49,513 49,480
4.00%, 1/1/2044 67,769 66,224
4.50%, 2/1/2044 13,364 13,377
4.50%, 3/1/2044 81,475 82,872
5.00%, 3/1/2044 12,043 12,286
4.00%, 4/1/2044 639,917 623,134
Investments
Principal
Amount Value
4.50%, 4/1/2044 $ 141,676 $ 141,873
5.00%, 6/1/2044 22,512 23,057
4.00%, 10/1/2044 25,756 25,221
4.50%, 10/1/2044 5,925 5,931
4.50%, 12/1/2044 25,061 25,086
4.00%, 2/1/2045 20,476 19,952
4.50%, 2/1/2045 82,155 82,236
4.00%, 4/1/2045 17,631 17,210
4.00%, 8/1/2045 8,847 8,617
5.00%, 9/1/2045 465,353 469,959
4.00%, 11/1/2045 51,479 50,225
4.50%, 11/1/2045 55,757 55,861
4.00%, 12/1/2045 107,521 105,298
4.00%, 2/1/2046 5,638 5,530
4.50%, 3/1/2046 86,525 86,708
4.00%, 4/1/2046 8,343 8,135
2.50%, 6/1/2046 57,640 51,551
4.50%, 6/1/2046 64,451 64,515
4.50%, 7/1/2046 12,899 12,898
4.50%, 8/1/2046 9,816 9,826
2.50%, 10/1/2046 47,987 41,931
4.50%, 10/1/2046 22,165 22,123
2.50%, 12/1/2046 15,786 13,775
4.50%, 1/1/2047 20,509 20,500
4.00%, 2/1/2047 22,466 21,922
4.50%, 2/1/2047 24,950 24,975
4.50%, 5/1/2047 374,732 371,376
4.50%, 7/1/2047 49,821 49,870
5.00%, 7/1/2047 20,229 20,739
5.00%, 8/1/2048 946,160 964,270
3.50%, 11/1/2048 770,429 727,695
5.50%, 2/1/2049 1,158,941 1,210,933
6.00%, 2/1/2049 55,124 58,219
4.50%, 7/1/2049 347,034 344,448
4.50%, 11/1/2049 358,240 358,464
4.00%, 1/1/2050 474,738 459,566
3.50%, 7/1/2050 826,662 782,875
4.00%, 7/1/2050 586,261 566,067
4.50%, 9/1/2050 854,591 857,843
4.50%, 10/1/2050 954,069 950,297
1.50%, 2/1/2051 618,511 479,435
1.50%, 10/1/2051 1,189,981 922,143
2.50%, 2/1/2052 1,016,556 870,416
3.00%, 6/1/2052 1,253,853 1,113,247
3.00%, 7/1/2052 1,232,003 1,094,180
5.00%, 11/1/2052 769,258 772,386
6.50%, 11/1/2052 63,562 66,900
6.50%, 1/1/2053 162,662 168,294
6.50%, 2/1/2053 842,615 873,708
6.50%, 11/1/2053 514,508 532,880
7.00%, 12/1/2053 333,862 349,028
7.00%, 3/1/2054 411,230 429,910
6.50%, 8/1/2054 242,800 251,205
7.00%, 11/1/2054 835,688 873,899
7.00%, 3/1/2055 811,334 848,191
6.50%, 5/1/2055 540,116 558,815
5.50%, 6/1/2055 920,235 933,433

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
FNMA/FHLMC UMBS, 15 Year, Single Family
TBA 2.50%, 2/25/2041 $ 600,000 $ 566,514
FNMA/FHLMC UMBS, 30 Year, Single Family
TBA 4.00%, 2/25/2056 1,000,000 954,931
TBA 5.00%, 2/25/2056 1,200,000 1,199,669
TBA 6.50%, 2/25/2056 1,200,000 1,242,656
GNMA
5.50%, 8/20/2033 16,420 16,834
5.50%, 11/20/2033 15,543 15,941
5.50%, 3/20/2034 18,996 19,654
5.50%, 7/20/2034 12,250 12,598
5.50%, 9/20/2034 5,609 5,814
5.50%, 3/20/2036 41,996 43,530
5.50%, 9/20/2038 27,595 28,570
5.50%, 2/20/2039 45,464 47,085
4.50%, 5/15/2039 1,491,305 1,497,175
5.00%, 8/15/2039 785,367 802,275
4.00%, 6/15/2040 220,288 213,963
4.00%, 8/15/2040 225,481 218,990
4.00%, 11/15/2040 170,604 165,538
5.50%, 12/20/2040 12,896 13,289
5.50%, 1/20/2041 13,558 14,054
4.00%, 9/15/2041 685,145 660,590
5.50%, 12/20/2041 33,389 33,978
5.50%, 2/20/2042 9,251 9,589
3.00%, 4/15/2042 783,390 725,250
3.50%, 6/15/2042 349,562 330,936
2.50%, 3/20/2043 30,424 27,189
2.50%, 5/20/2043 43,685 39,006
5.50%, 3/20/2044 36,229 37,553
4.50%, 10/20/2044 90,191 90,089
2.50%, 11/20/2044 29,595 26,479
5.00%, 6/20/2045 109,471 112,199
4.00%, 8/15/2045 677,424 652,432
4.50%, 12/20/2045 186,763 186,494
4.50%, 4/20/2046 216,949 216,637
5.00%, 5/20/2046 264,317 270,902
3.50%, 6/15/2046 1,352,226 1,271,118
Investments
Principal
Amount Value
3.50%, 10/20/2047 $ 302,825 $ 283,863
4.00%, 2/20/2048 705,875 680,157
5.00%, 5/20/2048 95,612 97,409
5.50%, 1/20/2049 218,920 225,046
5.50%, 7/20/2049 5,820 6,004
2.50%, 10/20/2050 974,802 846,820
2.00%, 12/20/2051 1,078,935 897,940
4.00%, 12/20/2051 311,522 297,447
2.00%, 2/20/2052 1,111,890 925,372
2.50%, 3/20/2052 973,145 843,419
5.50%, 12/20/2052 451,015 459,669
6.00%, 12/20/2052 295,867 304,921
6.50%, 12/20/2052 817,837 849,616
7.50%, 2/20/2053 110,183 114,380
7.50%, 3/20/2053 163,997 170,155
6.50%, 6/20/2053 421,659 437,352
7.00%, 8/20/2053 364,169 376,646
6.50%, 10/20/2053 589,710 611,012
7.00%, 10/20/2053 100,049 103,468
7.50%, 2/20/2054 234,394 242,943
6.50%, 7/20/2054 286,941 296,842
7.00%, 7/20/2054 600,858 620,236
6.50%, 8/20/2054 243,780 252,256
7.50%, 8/20/2054 157,138 162,419
7.00%, 9/20/2054 583,469 601,520
7.00%, 5/20/2055 714,074 735,377
Total Mortgage-Backed Securities
(Cost $93,866,781) 92,055,432
Total Investments - 99.3%
(Cost $93,866,781) 92,055,432
Other assets less liabilities - 0.7% 626,267
NET ASSETS - 100.0% $92,681,699
Percentages shown are based on Net Assets.
Abbreviations
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced; Security is subject to delayed
delivery.
UMBS — Uniform Mortgage-Backed Securities
Security Type % of Net Assets
Mortgage-Backed Securities 99 .3%
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
January 31, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 98 .7%
Aerospace & Defense - 1 .4%
General Dynamics Corp.
2.63%, 11/15/2027 $ 25,000 $ 24,585
3.63%, 4/1/2030 95,000 93,226
General Electric Co.
6.75%, 3/15/2032(a) 310,000 350,227
HEICO Corp.
5.25%, 8/1/2028 400,000 410,737
5.35%, 8/1/2033 400,000 413,408
Hexcel Corp.
4.20%, 2/15/2027(b) 200,000 199,695
5.88%, 2/26/2035(a) 200,000 209,915
Howmet Aerospace, Inc.
6.75%, 1/15/2028 110,000 115,653
3.00%, 1/15/2029(a) 1,200,000 1,167,209
4.85%, 10/15/2031 350,000 359,311
L3Harris Technologies, Inc.
5.40%, 1/15/2027(a) 320,000 324,416
5.05%, 6/1/2029 70,000 71,920
5.40%, 7/31/2033(a) 1,050,000 1,093,296
Leidos, Inc.
4.38%, 5/15/2030 552,000 551,517
2.30%, 2/15/2031 300,000 270,371
5.40%, 3/15/2032 300,000 311,883
5.75%, 3/15/2033 630,000 664,797
5.50%, 3/15/2035 350,000 363,246
Northrop Grumman Systems Corp.
7.75%, 2/15/2031 490,000 565,229
RTX Corp.
3.13%, 5/4/2027 320,000 316,961
Textron, Inc.
3.65%, 3/15/2027(a) 620,000 617,568
3.90%, 9/17/2029 200,000 197,806
3.00%, 6/1/2030(a) 150,000 142,128
6.10%, 11/15/2033 150,000 161,393
5.50%, 5/15/2035(a) 250,000 258,066
9,254,563
Air Freight & Logistics - 0 .1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028(a) 500,000 500,810
Automobile Components - 0 .1%
Aptiv Swiss Holdings Ltd.
4.65%, 9/13/2029(a) 200,000 204,110
BorgWarner, Inc.
2.65%, 7/1/2027(a) 380,000 372,822
Lear Corp.
4.25%, 5/15/2029 280,000 279,313
856,245
Banks - 22 .8%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 9/14/2028(a)(c) 250,000 258,573
7.88%, 11/15/2034(c) 500,000 581,024
6.03%, 3/13/2035(c) 600,000 636,133
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 22.8% (continued)
Banco Santander SA
4.38%, 4/12/2028(a) $ 400,000 $ 402,363
6.92%, 8/8/2033 200,000 220,515
6.94%, 11/7/2033 200,000 228,018
6.35%, 3/14/2034(a) 750,000 803,663
Bank of America Corp.
3.59%, 7/21/2028(c) 1,030,000 1,023,786
4.95%, 7/22/2028(c) 585,000 593,058
6.20%, 11/10/2028(c) 69,000 71,596
3.97%, 3/5/2029(c) 90,000 89,867
5.20%, 4/25/2029(a)(c) 260,000 266,329
4.27%, 7/23/2029(a)(c) 220,000 221,045
5.82%, 9/15/2029(c) 430,000 448,450
2.59%, 4/29/2031(c) 325,000 303,127
1.90%, 7/23/2031(c) 390,000 350,862
1.92%, 10/24/2031(c) 40,000 35,783
Series N, 2.65%, 3/11/2032(a)
(c) 90,000 82,623
2.30%, 7/21/2032(c) 220,000 196,596
2.57%, 10/20/2032(c) 390,000 351,870
5.02%, 7/22/2033(c) 40,000 40,794
5.29%, 4/25/2034(c) 241,000 247,570
5.87%, 9/15/2034(c) 40,000 42,487
5.47%, 1/23/2035(c) 430,000 445,859
5.43%, 8/15/2035(a)(c) 885,000 898,793
5.52%, 10/25/2035(c) 1,250,000 1,275,751
5.74%, 2/12/2036(c) 520,000 537,663
2.48%, 9/21/2036(c) 755,000 662,601
3.85%, 3/8/2037(a)(c) 1,575,000 1,478,608
Bank of Montreal
5.72%, 9/25/2028(a) 100,000 104,205
3.80%, 12/15/2032(c) 1,115,000 1,103,825
7.70%, 5/26/2084(c) 500,000 531,683
7.30%, 11/26/2084(c) 600,000 640,105
Bank of Nova Scotia (The)
4.93%, 2/14/2029(a)(c) 840,000 855,955
5.13%, 2/14/2031(c) 860,000 885,006
2.15%, 8/1/2031 100,000 89,091
8.63%, 10/27/2082(c) 3,880,000 4,108,939
8.00%, 1/27/2084(c) 670,000 717,362
7.35%, 4/27/2085(c) 480,000 502,774
6.88%, 10/27/2085(c) 700,000 718,766
BankUnited, Inc.
5.13%, 6/11/2030 180,000 180,946
Barclays plc
7.44%, 11/2/2033(c) 190,000 217,242
7.12%, 6/27/2034(c) 470,000 524,271
6.69%, 9/13/2034(c) 250,000 276,171
5.34%, 9/10/2035(a)(c) 500,000 506,494
3.56%, 9/23/2035(a)(c) 300,000 284,029
Canadian Imperial Bank of Commerce
5.24%, 6/28/2027 50,000 50,929
5.99%, 10/3/2028 50,000 52,424

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 22.8% (continued)
Canadian Imperial Bank of Commerce
(continued)
4.86%, 3/30/2029(c) $ 1,460,000 $ 1,484,310
5.26%, 4/8/2029 120,000 124,154
5.25%, 1/13/2031(a)(c) 400,000 412,771
4.58%, 9/8/2031(a)(c) 420,000 422,947
6.09%, 10/3/2033(a) 400,000 433,278
6.95%, 1/28/2085(a)(c) 400,000 412,670
7.00%, 10/28/2085(c) 400,000 415,594
Capital One NA
4.65%, 9/13/2028 427,000 433,296
Citigroup, Inc.
4.45%, 9/29/2027 2,540,000 2,556,388
3.89%, 1/10/2028(c) 300,000 299,623
3.07%, 2/24/2028(a)(c) 1,710,000 1,693,198
4.64%, 5/7/2028(a)(c) 230,000 231,764
4.66%, 5/24/2028(c) 350,000 352,969
3.67%, 7/24/2028(c) 1,610,000 1,602,250
3.52%, 10/27/2028(c) 886,000 878,658
4.08%, 4/23/2029(c) 250,000 250,165
5.17%, 2/13/2030(a)(c) 450,000 462,376
3.98%, 3/20/2030(c) 250,000 248,143
4.54%, 9/19/2030(c) 650,000 655,377
2.98%, 11/5/2030(c) 600,000 571,835
2.67%, 1/29/2031(a)(c) 976,000 914,361
4.95%, 5/7/2031(a)(c) 350,000 357,168
2.57%, 6/3/2031(c) 500,000 463,573
2.56%, 5/1/2032(c) 450,000 408,194
3.06%, 1/25/2033(c) 291,000 266,451
3.79%, 3/17/2033(c) 580,000 551,864
4.91%, 5/24/2033(a)(c) 450,000 454,714
6.27%, 11/17/2033(a)(c) 403,000 438,610
6.17%, 5/25/2034(c) 2,120,000 2,244,618
5.59%, 11/19/2034(c) 900,000 926,246
5.83%, 2/13/2035(c) 1,700,000 1,757,702
5.45%, 6/11/2035(c) 375,000 386,540
6.02%, 1/24/2036(c) 450,000 469,127
5.33%, 3/27/2036(c) 150,000 152,888
5.17%, 9/11/2036(c) 50,000 50,212
5.41%, 9/19/2039(c) 600,000 599,788
Citizens Bank NA
4.58%, 8/9/2028(a)(c) 170,000 171,254
Citizens Financial Group, Inc.
5.84%, 1/23/2030(c) 1,090,000 1,136,923
5.72%, 7/23/2032(c) 500,000 523,680
6.65%, 4/25/2035(c) 250,000 273,784
5.64%, 5/21/2037(c) 50,000 50,990
Comerica Bank
5.33%, 8/25/2033(c) 250,000 252,482
Comerica, Inc.
4.00%, 2/1/2029 583,000 579,599
5.98%, 1/30/2030(c) 420,000 439,035
Cooperatieve Rabobank UA
5.04%, 3/5/2027 150,000 152,018
4.80%, 1/9/2029 250,000 255,964
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 22.8% (continued)
Cooperatieve Rabobank UA (continued)
4.49%, 10/17/2029(a) $ 250,000 $ 254,621
Fifth Third Bancorp
4.06%, 4/25/2028(c) 150,000 149,916
6.36%, 10/27/2028(a)(c) 955,000 991,491
6.34%, 7/27/2029(c) 325,000 341,684
4.77%, 7/28/2030(a)(c) 776,000 786,438
5.63%, 1/29/2032(a)(c) 450,000 471,477
4.34%, 4/25/2033(a)(c) 150,000 146,935
First Citizens BancShares, Inc.
5.23%, 3/12/2031(a)(c) 350,000 355,132
5.60%, 9/5/2035(a)(c) 20,000 20,020
6.25%, 3/12/2040(a)(c) 350,000 356,017
First Horizon Corp.
5.51%, 3/7/2031(c) 250,000 257,446
First-Citizens Bank & Trust Co.
6.13%, 3/9/2028 200,000 207,005
FNB Corp.
5.72%, 12/11/2030(a)(c) 300,000 306,825
HSBC Holdings plc
4.04%, 3/13/2028(c) 1,064,000 1,063,818
5.60%, 5/17/2028(a)(c) 650,000 662,375
4.76%, 6/9/2028(c) 1,180,000 1,190,253
5.21%, 8/11/2028(a)(c) 1,000,000 1,016,448
2.01%, 9/22/2028(c) 2,750,000 2,660,471
7.39%, 11/3/2028(c) 883,000 931,829
5.13%, 11/19/2028(c) 200,000 203,621
4.90%, 3/3/2029(a)(c) 250,000 253,735
6.16%, 3/9/2029(a)(c) 300,000 311,890
4.58%, 6/19/2029(c) 1,120,000 1,130,566
2.21%, 8/17/2029(c) 1,050,000 1,000,499
5.55%, 3/4/2030(a)(c) 200,000 207,379
3.97%, 5/22/2030(c) 1,603,000 1,587,166
5.29%, 11/19/2030(c) 400,000 413,200
5.13%, 3/3/2031(c) 200,000 204,986
5.24%, 5/13/2031(c) 250,000 257,364
2.85%, 6/4/2031(a)(c) 550,000 514,980
2.36%, 8/18/2031(c) 200,000 182,347
4.62%, 11/6/2031(c) 240,000 241,015
5.73%, 5/17/2032(c) 450,000 473,425
2.87%, 11/22/2032(c) 360,000 327,068
4.76%, 3/29/2033(a)(c) 602,000 597,373
5.40%, 8/11/2033(c) 450,000 465,244
8.11%, 11/3/2033(c) 450,000 526,204
6.25%, 3/9/2034(a)(c) 550,000 596,122
6.55%, 6/20/2034(a)(c) 400,000 431,841
7.40%, 11/13/2034(c) 450,000 511,702
5.87%, 11/18/2035(a)(c) 350,000 364,022
5.45%, 3/3/2036(a)(c) 300,000 308,116
5.79%, 5/13/2036(a)(c) 200,000 209,979
5.13%, 11/6/2036(c) 50,000 49,938
Huntington Bancshares, Inc.
4.44%, 8/4/2028(c) 401,000 403,312
6.21%, 8/21/2029(a)(c) 505,000 529,306
5.27%, 1/15/2031(c) 110,000 113,191

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 22.8% (continued)
Huntington Bancshares, Inc. (continued)
5.02%, 5/17/2033(c) $ 300,000 $ 303,465
5.71%, 2/2/2035(c) 875,000 910,540
6.14%, 11/18/2039(c) 200,000 209,115
Huntington National Bank (The)
5.65%, 1/10/2030 344,000 360,002
ING Groep NV
3.95%, 3/29/2027 170,000 170,105
4.02%, 3/28/2028(c) 500,000 500,239
4.55%, 10/2/2028 100,000 101,297
4.86%, 3/25/2029(c) 200,000 203,196
5.34%, 3/19/2030(c) 50,000 51,616
2.73%, 4/1/2032(c) 50,000 46,032
6.11%, 9/11/2034(c) 200,000 215,817
5.55%, 3/19/2035(c) 555,000 576,048
JPMorgan Chase & Co.
2.95%, 2/24/2028(c) 220,000 217,648
4.32%, 4/26/2028(c) 1,502,000 1,507,965
2.18%, 6/1/2028(c) 765,000 747,473
4.85%, 7/25/2028(c) 1,318,000 1,334,149
4.51%, 10/22/2028(a)(c) 350,000 353,235
3.51%, 1/23/2029(c) 700,000 693,252
4.01%, 4/23/2029(c) 350,000 349,785
2.07%, 6/1/2029(c) 500,000 478,148
4.20%, 7/23/2029(c) 1,500,000 1,505,936
5.30%, 7/24/2029(c) 1,250,000 1,286,964
6.09%, 10/23/2029(a)(c) 1,500,000 1,576,627
4.45%, 12/5/2029(c) 2,510,000 2,534,869
1.95%, 2/4/2032(a)(c) 300,000 267,170
2.58%, 4/22/2032(c) 350,000 319,512
5.72%, 9/14/2033(a)(c) 825,000 870,573
5.35%, 6/1/2034(c) 150,000 155,139
6.25%, 10/23/2034(c) 550,000 600,109
5.34%, 1/23/2035(c) 450,000 463,512
5.77%, 4/22/2035(c) 345,000 365,319
5.29%, 7/22/2035(c) 550,000 564,595
5.50%, 1/24/2036(c) 100,000 104,006
KeyBank NA
5.85%, 11/15/2027 550,000 566,765
4.90%, 8/8/2032(a) 450,000 449,369
5.00%, 1/26/2033 300,000 301,782
KeyCorp
2.25%, 4/6/2027 403,000 394,790
4.10%, 4/30/2028 100,000 100,163
5.12%, 4/4/2031(a)(c) 600,000 614,739
4.79%, 6/1/2033(c) 500,000 499,189
6.40%, 3/6/2035(a)(c) 650,000 704,290
Lloyds Banking Group plc
3.75%, 3/18/2028(c) 300,000 299,180
4.55%, 8/16/2028 200,000 202,611
3.57%, 11/7/2028(a)(c) 350,000 347,279
M&T Bank Corp.
4.55%, 8/16/2028(c) 471,000 474,099
4.83%, 1/16/2029(a)(c) 250,000 254,024
7.41%, 10/30/2029(c) 1,050,000 1,138,181
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 22.8% (continued)
M&T Bank Corp. (continued)
5.18%, 7/8/2031(a)(c) $ 280,000 $ 287,211
6.08%, 3/13/2032(a)(c) 245,000 260,233
5.05%, 1/27/2034(c) 650,000 652,553
5.39%, 1/16/2036(a)(c) 600,000 608,408
Manufacturers & Traders Trust Co.
4.70%, 1/27/2028(a) 402,000 407,577
4.76%, 7/6/2028(a)(c) 250,000 252,337
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/2029(a) 100,000 99,233
3.20%, 7/18/2029(a) 100,000 96,924
5.26%, 4/17/2030(c) 175,000 180,443
2.31%, 7/20/2032(c) 200,000 178,910
2.49%, 10/13/2032(c) 200,000 179,437
5.62%, 4/24/2036(c) 300,000 313,425
Mizuho Financial Group, Inc.
5.67%, 5/27/2029(c) 375,000 388,155
5.78%, 7/6/2029(c) 300,000 311,740
4.25%, 9/11/2029(a)(c) 50,000 50,185
2.17%, 5/22/2032(a)(c) 50,000 44,440
National Australia Bank Ltd.
5.09%, 6/11/2027 20,000 20,358
National Bank of Canada
5.60%, 12/18/2028 90,000 93,857
4.50%, 10/10/2029(a) 150,000 151,678
NatWest Group plc
4.89%, 5/18/2029(c) 340,000 345,754
5.81%, 9/13/2029(a)(c) 750,000 781,248
5.08%, 1/27/2030(c) 443,000 453,849
4.45%, 5/8/2030(a)(c) 375,000 376,753
6.48%, 6/1/2034(c) 600,000 631,642
3.03%, 11/28/2035(a)(c) 400,000 370,188
Pinnacle Bank
5.63%, 2/15/2028 350,000 357,222
Pinnacle Financial Partners, Inc.
6.17%, 11/1/2030(c) 250,000 260,407
PNC Bank NA
4.05%, 7/26/2028 250,000 250,059
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/2029 250,000 246,355
4.63%, 6/6/2033(c) 50,000 49,568
6.04%, 10/28/2033(c) 100,000 107,655
6.88%, 10/20/2034(c) 720,000 809,166
5.68%, 1/22/2035(c) 150,000 157,360
5.40%, 7/23/2035(c) 50,000 51,489
5.58%, 1/29/2036(c) 250,000 259,542
5.37%, 7/21/2036(c) 250,000 255,972
Regions Financial Corp.
5.72%, 6/6/2030(a)(c) 500,000 522,055
5.50%, 9/6/2035(a)(c) 350,000 359,582
Royal Bank of Canada
4.88%, 1/19/2027(a) 220,000 222,266
4.52%, 10/18/2028(a)(c) 105,000 105,986
4.97%, 1/24/2029(a)(c) 830,000 846,187
4.50%, 8/6/2029(c) 550,000 555,818

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 22.8% (continued)
Royal Bank of Canada (continued)
4.97%, 8/2/2030(c) $ 577,000 $ 590,831
4.65%, 10/18/2030(a)(c) 850,000 862,354
5.15%, 2/4/2031(a)(c) 500,000 515,323
4.70%, 8/6/2031(c) 1,000,000 1,012,814
2.30%, 11/3/2031(a) 80,000 72,061
3.88%, 5/4/2032 55,000 53,390
5.15%, 2/1/2034(a) 50,000 51,886
7.50%, 5/2/2084(c) 900,000 947,578
6.35%, 11/24/2084(a)(c) 750,000 737,566
6.75%, 8/24/2085(a)(c) 550,000 568,768
Santander Holdings USA, Inc.
2.49%, 1/6/2028(c) 1,000,000 984,928
6.50%, 3/9/2029(c) 645,000 672,745
6.57%, 6/12/2029(c) 300,000 313,860
6.17%, 1/9/2030(a)(c) 400,000 417,531
5.35%, 9/6/2030(c) 1,200,000 1,230,894
5.74%, 3/20/2031(a)(c) 200,000 207,492
7.66%, 11/9/2031(c) 350,000 392,213
6.34%, 5/31/2035(c) 500,000 534,064
Santander UK Group Holdings plc
2.47%, 1/11/2028(a)(c) 25,000 24,615
3.82%, 11/3/2028(c) 300,000 298,517
6.53%, 1/10/2029(c) 700,000 730,724
4.32%, 9/22/2029(c) 600,000 600,969
5.69%, 4/15/2031(c) 200,000 208,561
Sumitomo Mitsui Financial Group, Inc.
5.71%, 1/13/2030 200,000 210,313
2.14%, 9/23/2030 50,000 45,230
5.42%, 7/9/2031 400,000 417,853
5.81%, 9/14/2033 20,000 21,305
Toronto-Dominion Bank (The)
1.95%, 1/12/2027 200,000 196,620
5.16%, 1/10/2028 50,000 51,145
4.86%, 1/31/2028 350,000 355,990
5.52%, 7/17/2028(a) 1,200,000 1,243,137
2.00%, 9/10/2031(a) 175,000 156,323
4.93%, 10/15/2035 220,000 219,417
8.13%, 10/31/2082(c) 1,255,000 1,314,862
7.25%, 7/31/2084(c) 600,000 628,142
6.35%, 10/31/2085(c) 200,000 203,253
Truist Bank
4.14%, 10/23/2029(c) 720,000 719,579
Truist Financial Corp.
4.12%, 6/6/2028(c) 350,000 350,929
4.87%, 1/26/2029(a)(c) 1,205,000 1,223,871
1.89%, 6/7/2029(c) 50,000 47,588
7.16%, 10/30/2029(c) 155,000 166,911
5.44%, 1/24/2030(a)(c) 230,000 238,034
5.07%, 5/20/2031(a)(c) 100,000 102,474
4.92%, 7/28/2033(c) 50,000 50,146
6.12%, 10/28/2033(a)(c) 400,000 431,051
5.12%, 1/26/2034(c) 650,000 659,540
5.87%, 6/8/2034(c) 1,194,000 1,264,717
5.71%, 1/24/2035(c) 1,400,000 1,466,162
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 22.8% (continued)
Truist Financial Corp. (continued)
4.96%, 10/23/2036(a)(c) $ 685,000 $ 674,435
US Bancorp
4.55%, 7/22/2028(a)(c) 120,000 120,970
4.65%, 2/1/2029(c) 100,000 101,193
1.38%, 7/22/2030 55,000 48,694
4.97%, 7/22/2033(a)(c) 251,000 252,770
5.84%, 6/12/2034(c) 445,000 471,595
5.68%, 1/23/2035(c) 250,000 262,153
Wachovia Corp.
5.50%, 8/1/2035(a) 1,380,000 1,416,961
Webster Financial Corp.
4.10%, 3/25/2029 215,000 213,297
Wells Fargo & Co.
4.30%, 7/22/2027 200,000 200,983
3.53%, 3/24/2028(c) 305,000 303,392
4.15%, 1/24/2029 150,000 150,622
4.97%, 4/23/2029(c) 500,000 509,512
5.57%, 7/25/2029(c) 50,000 51,735
6.30%, 10/23/2029(c) 800,000 844,852
5.20%, 1/23/2030(c) 300,000 308,912
2.88%, 10/30/2030(c) 50,000 47,640
2.57%, 2/11/2031(c) 730,000 682,216
4.90%, 7/25/2033(c) 300,000 303,824
6.49%, 10/23/2034(c) 100,000 110,028
Western Alliance Bank
6.54%, 11/15/2035(c) 150,000 151,897
Westpac Banking Corp.
3.35%, 3/8/2027 75,000 74,710
3.40%, 1/25/2028 75,000 74,490
5.54%, 11/17/2028 50,000 52,241
5.05%, 4/16/2029 25,000 25,880
6.82%, 11/17/2033(a) 400,000 446,433
3.02%, 11/18/2036(a)(c) 550,000 498,090
Wintrust Financial Corp.
4.85%, 6/6/2029 150,000 149,414
Zions Bancorp NA
3.25%, 10/29/2029 252,000 237,968
6.82%, 11/19/2035(c) 250,000 265,097
150,060,393
Beverages - 0 .4%
Coca-Cola Co. (The)
3.45%, 3/25/2030(a) 268,000 262,669
1.65%, 6/1/2030(a) 700,000 634,447
5.00%, 5/13/2034(a) 200,000 207,623
Coca-Cola Consolidated, Inc.
5.25%, 6/1/2029(a) 405,000 418,146
Constellation Brands, Inc.
4.35%, 5/9/2027 50,000 50,193
2.88%, 5/1/2030 50,000 47,211
4.75%, 5/9/2032(a) 150,000 151,099
Keurig Dr Pepper, Inc.
3.43%, 6/15/2027 50,000 49,588
3.95%, 4/15/2029 470,000 465,623

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 0.4% (continued)
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 2/16/2034 $ 50,000 $ 50,217
PepsiCo, Inc.
2.75%, 3/19/2030(a) 255,000 242,471
1.63%, 5/1/2030 300,000 271,972
2,851,259
Biotechnology - 0 .3%
AbbVie, Inc.
3.20%, 11/21/2029 260,000 252,242
5.05%, 3/15/2034 350,000 358,786
Gilead Sciences, Inc.
4.80%, 11/15/2029(a) 230,000 236,267
5.25%, 10/15/2033 250,000 261,676
5.10%, 6/15/2035 90,000 92,008
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 815,000 729,015
1,929,994
Broadline Retail - 0 .4%
Amazon.com, Inc.
4.65%, 11/20/2035 480,000 475,284
eBay, Inc.
3.60%, 6/5/2027(a) 250,000 248,749
5.95%, 11/22/2027 100,000 103,212
2.70%, 3/11/2030(a) 950,000 893,439
2.60%, 5/10/2031(a) 450,000 411,246
6.30%, 11/22/2032(a) 300,000 328,294
MercadoLibre, Inc.
3.13%, 1/14/2031 140,000 129,317
2,589,541
Building Products - 0 .8%
Allegion plc
3.50%, 10/1/2029 152,000 148,306
Carlisle Cos., Inc.
3.75%, 12/1/2027 350,000 348,386
2.75%, 3/1/2030(a) 525,000 496,098
2.20%, 3/1/2032(a) 350,000 306,409
Carrier Global Corp.
2.49%, 2/15/2027(a) 150,000 147,912
2.72%, 2/15/2030 300,000 282,786
Johnson Controls International plc
5.50%, 4/19/2029(a) 270,000 281,304
4.90%, 12/1/2032 200,000 203,349
Lennox International, Inc.
5.50%, 9/15/2028 400,000 412,918
Masco Corp.
3.50%, 11/15/2027 150,000 148,745
1.50%, 2/15/2028(a) 351,000 333,643
2.00%, 10/1/2030 300,000 268,860
2.00%, 2/15/2031(a) 450,000 398,429
Trane Technologies Financing Ltd.
3.80%, 3/21/2029 712,000 709,325
5.25%, 3/3/2033 130,000 135,226
5.10%, 6/13/2034(a) 340,000 348,369
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Building Products - 0.8% (continued)
Trane Technologies Holdco, Inc.
3.75%, 8/21/2028(a) $ 350,000 $ 349,722
5,319,787
Capital Markets - 6 .0%
Ameriprise Financial, Inc.
5.70%, 12/15/2028(a) 300,000 314,086
5.15%, 5/15/2033 275,000 284,426
5.20%, 4/15/2035 250,000 254,401
Apollo Debt Solutions BDC
5.20%, 12/8/2028(d) 180,000 180,062
6.90%, 4/13/2029 475,000 495,653
5.88%, 8/30/2030 100,000 100,767
6.70%, 7/29/2031(a) 750,000 782,158
6.55%, 3/15/2032 400,000 412,795
Ares Capital Corp.
5.80%, 3/8/2032(a) 200,000 201,105
Bain Capital Specialty Finance, Inc.
5.95%, 3/15/2030(a) 200,000 199,680
Bank of New York Mellon Corp. (The)
Series J, 4.97%, 4/26/2034(c) 100,000 101,555
BlackRock, Inc.
1.90%, 1/28/2031(a) 50,000 44,965
Blackstone Private Credit Fund
3.25%, 3/15/2027 650,000 640,162
7.30%, 11/27/2028(a) 350,000 370,128
4.00%, 1/15/2029 525,000 509,834
5.95%, 7/16/2029(a) 630,000 640,598
5.25%, 4/1/2030(a) 250,000 246,853
6.25%, 1/25/2031 365,000 371,695
5.35%, 3/12/2031 120,000 117,257
6.00%, 1/29/2032 800,000 802,254
6.00%, 11/22/2034 550,000 546,205
Blackstone Reg Finance Co. LLC
5.00%, 12/6/2034(a) 550,000 549,859
Blackstone Secured Lending Fund
5.35%, 4/13/2028 850,000 857,335
Blue Owl Credit Income Corp.
7.75%, 9/16/2027 45,000 46,797
7.75%, 1/15/2029(a) 100,000 105,971
5.80%, 3/15/2030 45,000 44,632
6.65%, 3/15/2031 65,000 66,492
Blue Owl Technology Finance Corp.
6.75%, 4/4/2029(a) 250,000 256,559
Brookfield Asset Management Ltd.
5.80%, 4/24/2035 250,000 260,417
Brookfield Finance I UK plc
2.34%, 1/30/2032(a) 25,000 21,920
Brookfield Finance, Inc.
6.35%, 1/5/2034 570,000 616,620
Carlyle Secured Lending, Inc.
6.75%, 2/18/2030 200,000 205,037
Cboe Global Markets, Inc.
3.65%, 1/12/2027(a) 351,000 350,656
1.63%, 12/15/2030 101,000 89,440
3.00%, 3/16/2032 100,000 92,798

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.0% (continued)
Charles Schwab Corp. (The)
2.00%, 3/20/2028 $ 1,100,000 $ 1,060,022
5.64%, 5/19/2029(a)(c) 500,000 518,905
6.20%, 11/17/2029(a)(c) 150,000 158,463
5.85%, 5/19/2034(a)(c) 770,000 821,883
6.14%, 8/24/2034(c) 630,000 684,131
CI Financial Corp.
3.20%, 12/17/2030 350,000 317,750
CME Group, Inc.
3.75%, 6/15/2028 100,000 99,905
4.40%, 3/15/2030(a) 250,000 253,471
2.65%, 3/15/2032 400,000 365,458
Deutsche Bank AG
5.00%, 9/11/2030(a)(c) 150,000 152,603
5.88%, 7/8/2031(c) 200,000 207,571
3.55%, 9/18/2031(c) 250,000 238,080
3.73%, 1/14/2032(a)(c) 650,000 616,229
4.88%, 12/1/2032(c) 263,000 264,414
3.74%, 1/7/2033(a)(c) 650,000 605,071
7.08%, 2/10/2034(c) 720,000 791,153
FactSet Research Systems, Inc.
2.90%, 3/1/2027 300,000 296,390
3.45%, 3/1/2032 480,000 446,306
Franklin Resources, Inc.
1.60%, 10/30/2030(a) 50,000 44,376
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/2027 50,000 50,915
3.85%, 1/26/2027 25,000 24,994
2.60%, 2/7/2030 100,000 93,872
3.80%, 3/15/2030 120,000 118,183
5.73%, 4/25/2030(a)(c) 300,000 313,233
5.05%, 7/23/2030(c) 140,000 143,382
5.21%, 1/28/2031(a)(c) 120,000 123,732
4.37%, 10/21/2031(c) 50,000 49,715
1.99%, 1/27/2032(c) 470,000 417,156
2.62%, 4/22/2032(c) 200,000 182,153
2.38%, 7/21/2032(c) 243,000 217,304
2.65%, 10/21/2032(c) 200,000 180,736
6.13%, 2/15/2033(a) 50,000 54,451
3.10%, 2/24/2033(c) 400,000 367,557
6.56%, 10/24/2034(a)(c) 50,000 55,365
5.33%, 7/23/2035(c) 200,000 204,365
5.02%, 10/23/2035(c) 350,000 350,280
4.94%, 10/21/2036(c) 500,000 493,028
Golub Capital BDC, Inc.
7.05%, 12/5/2028(a) 225,000 236,821
HPS Corporate Lending Fund
5.30%, 6/5/2027(d) 100,000 100,513
5.45%, 1/14/2028 1,160,000 1,170,730
4.90%, 9/11/2028(d) 600,000 596,493
6.75%, 1/30/2029 330,000 344,068
5.85%, 6/5/2030(a)(d) 370,000 372,338
5.65%, 4/2/2031(d) 80,000 79,462
5.95%, 4/14/2032 330,000 332,092
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.0% (continued)
Janus Henderson US Holdings, Inc.
5.45%, 9/10/2034 $ 150,000 $ 150,534
Jefferies Financial Group, Inc.
6.20%, 4/14/2034(a) 250,000 262,915
Lazard Group LLC
4.38%, 3/11/2029 50,000 50,130
LPL Holdings, Inc.
5.70%, 5/20/2027(a) 40,000 40,740
5.20%, 3/15/2030(a) 150,000 153,353
6.00%, 5/20/2034(a) 210,000 220,207
Main Street Capital Corp.
5.40%, 8/15/2028 170,000 171,039
6.95%, 3/1/2029(a) 200,000 208,964
Moody's Corp.
3.25%, 1/15/2028 240,000 236,891
4.25%, 2/1/2029(a) 302,000 304,478
2.00%, 8/19/2031 353,000 313,995
4.25%, 8/8/2032(a) 325,000 321,428
5.00%, 8/5/2034(a) 200,000 203,189
Morgan Stanley
7.25%, 4/1/2032(a) 1,120,000 1,284,899
Morgan Stanley Direct Lending Fund
4.50%, 2/11/2027 60,000 59,926
6.00%, 5/19/2030 250,000 254,533
MSCI, Inc.
5.25%, 9/1/2035(a) 300,000 301,037
Nasdaq, Inc.
5.35%, 6/28/2028 103,000 106,103
5.55%, 2/15/2034(a) 817,000 853,939
Nomura Holdings, Inc.
5.61%, 7/6/2029(a) 740,000 769,815
2.68%, 7/16/2030 250,000 231,590
5.78%, 7/3/2034(a) 175,000 184,357
Nuveen Churchill Direct Lending Corp.
6.65%, 3/15/2030 50,000 51,220
Oaktree Strategic Credit Fund
8.40%, 11/14/2028 100,000 107,730
Raymond James Financial, Inc.
4.65%, 4/1/2030(a) 40,000 40,714
4.90%, 9/11/2035 290,000 287,157
S&P Global, Inc.
2.95%, 1/22/2027 650,000 644,798
2.45%, 3/1/2027 850,000 837,921
4.75%, 8/1/2028 100,000 101,906
2.70%, 3/1/2029(a) 977,000 940,946
4.25%, 5/1/2029(a) 1,200,000 1,206,533
2.50%, 12/1/2029(a) 250,000 236,438
1.25%, 8/15/2030(a) 200,000 175,980
2.90%, 3/1/2032(a) 925,000 851,236
5.25%, 9/15/2033(a) 400,000 418,252
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 50,000 51,470
State Street Corp.
5.82%, 11/4/2028(c) 50,000 51,643
2.40%, 1/24/2030 75,000 70,752

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.0% (continued)
State Street Corp. (continued)
2.20%, 3/3/2031 $ 50,000 $ 45,060
4.42%, 5/13/2033(c) 150,000 149,345
5.16%, 5/18/2034(c) 300,000 308,095
6.12%, 11/21/2034(c) 10,000 10,771
Stifel Financial Corp.
4.00%, 5/15/2030 246,000 241,203
UBS AG
5.00%, 7/9/2027 20,000 20,351
39,329,874
Chemicals - 1 .3%
Cabot Corp.
5.00%, 6/30/2032(a) 200,000 202,684
CF Industries, Inc.
5.15%, 3/15/2034(a) 667,000 670,667
Ecolab, Inc.
1.65%, 2/1/2027 250,000 245,005
3.25%, 12/1/2027 370,000 367,424
4.30%, 6/15/2028 1,050,000 1,060,476
4.80%, 3/24/2030 150,000 153,797
EIDP, Inc.
2.30%, 7/15/2030 100,000 92,556
5.13%, 5/15/2032 250,000 257,472
4.80%, 5/15/2033(a) 300,000 300,177
Lubrizol Corp. (The)
6.50%, 10/1/2034 150,000 168,927
LYB International Finance III LLC
5.50%, 3/1/2034(a) 360,000 355,275
NewMarket Corp.
2.70%, 3/18/2031 400,000 366,254
Nutrien Ltd.
5.20%, 6/21/2027(a) 310,000 314,904
PPG Industries, Inc.
3.75%, 3/15/2028(a) 200,000 199,429
RPM International, Inc.
3.75%, 3/15/2027 200,000 199,261
4.55%, 3/1/2029(a) 150,000 151,759
2.95%, 1/15/2032(a) 150,000 136,980
Sherwin-Williams Co. (The)
3.45%, 6/1/2027(a) 525,000 521,740
4.30%, 8/15/2028 900,000 906,223
2.95%, 8/15/2029(a) 701,000 674,269
2.30%, 5/15/2030(a) 350,000 322,940
4.80%, 9/1/2031 345,000 352,838
2.20%, 3/15/2032(a) 250,000 219,411
8,240,468
Commercial Services & Supplies - 0 .8%
Cintas Corp. No. 2
3.70%, 4/1/2027(a) 650,000 648,606
4.20%, 5/1/2028 150,000 150,858
4.00%, 5/1/2032(a) 515,000 504,343
RELX Capital, Inc.
4.00%, 3/18/2029(a) 952,000 949,657
3.00%, 5/22/2030 452,000 430,130
4.75%, 5/20/2032(a) 300,000 304,302
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 0.8% (continued)
RELX Capital, Inc. (continued)
5.25%, 3/27/2035 $ 500,000 $ 513,156
Republic Services, Inc.
4.88%, 4/1/2029 345,000 353,645
2.30%, 3/1/2030 250,000 232,964
5.00%, 4/1/2034 20,000 20,434
Rollins, Inc.
5.25%, 2/24/2035(a) 325,000 329,783
Veralto Corp.
5.35%, 9/18/2028(a) 285,000 293,977
5.45%, 9/18/2033 300,000 311,826
Waste Connections, Inc.
2.60%, 2/1/2030(a) 150,000 141,765
5.00%, 3/1/2034 150,000 152,628
5,338,074
Communications Equipment - 1 .5%
Cisco Systems, Inc.
4.80%, 2/26/2027 610,000 616,706
4.85%, 2/26/2029(a) 200,000 205,115
4.75%, 2/24/2030(a) 650,000 667,328
4.95%, 2/26/2031 1,250,000 1,293,376
4.95%, 2/24/2032(a) 500,000 515,694
5.05%, 2/26/2034(a) 1,135,000 1,163,703
5.10%, 2/24/2035(a) 470,000 481,840
Motorola Solutions, Inc.
4.60%, 2/23/2028(a) 401,000 405,084
5.00%, 4/15/2029(a) 300,000 307,596
4.60%, 5/23/2029(a) 428,000 433,165
4.85%, 8/15/2030 100,000 101,975
2.30%, 11/15/2030(a) 502,000 455,625
2.75%, 5/24/2031(a) 650,000 597,021
5.60%, 6/1/2032(a) 1,330,000 1,398,674
5.40%, 4/15/2034 550,000 566,319
5.55%, 8/15/2035 500,000 518,925
Nokia OYJ
4.38%, 6/12/2027(a) 325,000 324,303
10,052,449
Construction & Engineering - 0 .2%
MasTec, Inc.
5.90%, 6/15/2029 200,000 209,228
Quanta Services, Inc.
4.75%, 8/9/2027(a) 150,000 151,807
2.90%, 10/1/2030 50,000 46,870
4.50%, 1/15/2031(a) 150,000 150,224
5.25%, 8/9/2034 150,000 153,554
5.10%, 8/9/2035(a) 500,000 499,725
1,211,408
Construction Materials - 0 .4%
Martin Marietta Materials, Inc.
3.45%, 6/1/2027 1,000,000 993,905
Series CB, 2.50%,
3/15/2030(a) 220,000 205,221
2.40%, 7/15/2031 53,000 47,825
5.15%, 12/1/2034 50,000 50,955

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction Materials - 0.4% (continued)
Vulcan Materials Co.
4.95%, 12/1/2029 $ 420,000 $ 431,269
3.50%, 6/1/2030(a) 175,000 169,496
5.35%, 12/1/2034(a) 440,000 454,727
2,353,398
Consumer Finance - 1 .1%
AerCap Ireland Capital DAC
6.15%, 9/30/2030 230,000 245,145
4.95%, 9/10/2034 150,000 149,007
6.95%, 3/10/2055(a)(c) 550,000 575,773
American Express Co.
5.10%, 2/16/2028(c) 500,000 505,799
4.73%, 4/25/2029(a)(c) 350,000 355,272
5.28%, 7/27/2029(a)(c) 200,000 205,716
5.09%, 1/30/2031(c) 250,000 256,845
5.02%, 4/25/2031(c) 150,000 153,973
6.49%, 10/30/2031(c) 80,000 87,129
4.92%, 7/20/2033(c) 100,000 101,303
5.92%, 4/25/2035(c) 230,000 243,091
5.28%, 7/26/2035(c) 100,000 102,378
Capital One Financial Corp.
7.62%, 10/30/2031(c) 100,000 112,252
5.27%, 5/10/2033(a)(c) 600,000 612,074
6.05%, 2/1/2035(c) 40,000 42,012
5.88%, 7/26/2035(a)(c) 100,000 104,307
Caterpillar Financial Services Corp.
5.00%, 5/14/2027 40,000 40,662
4.60%, 11/15/2027(a) 170,000 172,713
Ford Motor Credit Co. LLC
7.35%, 11/4/2027 200,000 208,878
7.20%, 6/10/2030 100,000 107,575
Synchrony Financial
3.95%, 12/1/2027 705,000 701,584
5.15%, 3/19/2029 662,000 672,016
5.94%, 8/2/2030(a)(c) 50,000 51,787
5.45%, 3/6/2031(a)(c) 500,000 509,679
2.88%, 10/28/2031 475,000 424,208
6.00%, 7/29/2036(c) 215,000 218,029
6,959,207
Consumer Staples Distribution & Retail - 1 .0%
Ahold Finance USA LLC
6.88%, 5/1/2029(a) 130,000 140,696
Costco Wholesale Corp.
1.38%, 6/20/2027(a) 365,000 354,302
1.60%, 4/20/2030(a) 1,250,000 1,133,911
1.75%, 4/20/2032(a) 570,000 494,974
Dollar Tree, Inc.
4.20%, 5/15/2028 350,000 350,391
Kroger Co. (The)
Series B, 7.70%, 6/1/2029(a) 100,000 110,736
8.00%, 9/15/2029 50,000 55,955
7.50%, 4/1/2031(a) 50,000 56,944
5.00%, 9/15/2034 150,000 150,136
Sysco Corp.
3.25%, 7/15/2027 30,000 29,738
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Staples Distribution & Retail - 1.0% (continued)
Sysco Corp. (continued)
5.75%, 1/17/2029(a) $ 450,000 $ 470,542
2.40%, 2/15/2030(a) 270,000 251,660
5.95%, 4/1/2030 645,000 683,280
2.45%, 12/14/2031 100,000 89,796
6.00%, 1/17/2034 375,000 403,747
5.40%, 3/23/2035(a) 350,000 362,161
5.38%, 9/21/2035(a) 1,300,000 1,339,835
Walmart, Inc.
4.90%, 4/28/2035(a) 380,000 389,066
6,867,870
Containers & Packaging - 0 .3%
AptarGroup, Inc.
3.60%, 3/15/2032 310,000 292,394
Avery Dennison Corp.
4.88%, 12/6/2028 436,000 444,064
2.65%, 4/30/2030 100,000 93,399
2.25%, 2/15/2032 100,000 88,053
5.75%, 3/15/2033(a) 300,000 316,992
Packaging Corp. of America
3.00%, 12/15/2029(a) 198,000 189,588
5.70%, 12/1/2033 350,000 368,830
1,793,320
Distributors - 0 .3%
Genuine Parts Co.
6.50%, 11/1/2028 150,000 158,401
4.95%, 8/15/2029 720,000 731,678
2.75%, 2/1/2032 175,000 155,044
6.88%, 11/1/2033 50,000 55,503
LKQ Corp.
5.75%, 6/15/2028(a) 550,000 564,971
6.25%, 6/15/2033(a) 50,000 52,325
1,717,922
Diversified REITs - 1 .4%
American Assets Trust LP
REIT, 6.15%, 10/1/2034(a) 250,000 252,847
Broadstone Net Lease LLC
REIT, 2.60%, 9/15/2031 250,000 221,814
GLP Capital LP
REIT, 5.75%, 6/1/2028 400,000 409,867
REIT, 5.30%, 1/15/2029 500,000 509,549
REIT, 4.00%, 1/15/2030(a) 315,000 306,500
REIT, 4.00%, 1/15/2031 700,000 669,469
REIT, 3.25%, 1/15/2032 655,000 592,955
REIT, 6.75%, 12/1/2033 250,000 270,851
REIT, 5.63%, 9/15/2034 450,000 455,532
Rayonier LP
REIT, 2.75%, 5/17/2031(a) 300,000 271,938
Simon Property Group LP
REIT, 6.25%, 1/15/2034 290,000 316,765
VICI Properties LP
REIT, 4.75%, 2/15/2028 855,000 863,432
REIT, 4.75%, 4/1/2028 350,000 353,594
REIT, 4.95%, 2/15/2030(a) 503,000 509,111
REIT, 5.13%, 11/15/2031 500,000 505,704

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 1.4% (continued)
VICI Properties LP (continued)
REIT, 5.13%, 5/15/2032 $ 940,000 $ 945,778
REIT, 5.75%, 4/1/2034 300,000 309,542
REIT, 5.63%, 4/1/2035 400,000 407,615
WP Carey, Inc.
REIT, 2.40%, 2/1/2031(a) 100,000 90,340
REIT, 2.25%, 4/1/2033(a) 640,000 540,918
REIT, 5.38%, 6/30/2034(a) 250,000 257,226
9,061,347
Diversified Telecommunication Services - 0 .6%
AT&T, Inc.
1.65%, 2/1/2028(a) 220,000 210,330
4.10%, 2/15/2028 150,000 150,358
2.25%, 2/1/2032 180,000 158,306
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b) 400,000 466,463
Koninklijke KPN NV
8.38%, 10/1/2030(a) 326,000 379,411
Sprint Capital Corp.
6.88%, 11/15/2028 690,000 740,258
8.75%, 3/15/2032 400,000 484,409
TELUS Corp.
3.40%, 5/13/2032(a) 430,000 397,064
Verizon Communications, Inc.
2.36%, 3/15/2032 300,000 264,484
6.40%, 9/15/2033 100,000 109,873
4.78%, 2/15/2035 320,000 314,056
5.25%, 4/2/2035 150,000 151,954
3,826,966
Electric Utilities - 2 .8%
AEP Texas, Inc.
5.45%, 5/15/2029(a) 890,000 922,959
Series E, 6.65%, 2/15/2033 50,000 54,531
5.70%, 5/15/2034(a) 250,000 260,735
American Electric Power Co., Inc.
5.63%, 3/1/2033(a) 50,000 52,344
6.95%, 12/15/2054(c) 300,000 321,431
7.05%, 12/15/2054(c) 700,000 732,786
3.88%, 2/15/2062(c) 91,000 89,691
Appalachian Power Co.
5.65%, 4/1/2034(a) 200,000 208,501
Arizona Public Service Co.
6.35%, 12/15/2032 235,000 256,201
Duke Energy Corp.
6.45%, 9/1/2054(a)(c) 392,000 410,124
Emera US Finance LP
2.64%, 6/15/2031(a) 150,000 135,676
Enel Chile SA
4.88%, 6/12/2028(a) 425,000 430,941
Enel Finance International NV
5.00%, 9/30/2035(a)(d) 310,000 306,618
Evergy Kansas Central, Inc.
4.70%, 3/13/2028 150,000 151,969
5.25%, 3/15/2035(a) 300,000 305,655
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 2.8% (continued)
Evergy, Inc.
2.90%, 9/15/2029 $ 660,000 $ 629,208
6.65%, 6/1/2055(c) 100,000 102,890
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027(b) 450,000 448,975
Georgia Power Co.
4.95%, 5/17/2033 70,000 71,460
Interstate Power and Light Co.
5.70%, 10/15/2033 200,000 210,273
4.95%, 9/30/2034 250,000 249,326
5.60%, 6/29/2035(a) 195,000 202,856
Louisville Gas and Electric Co.
Series LOU, 5.45%,
4/15/2033(a) 100,000 104,399
MidAmerican Energy Co.
3.10%, 5/1/2027(a) 225,000 223,464
3.65%, 4/15/2029(a) 503,000 497,943
6.75%, 12/30/2031 100,000 112,623
5.35%, 1/15/2034 200,000 208,069
Nevada Power Co.
Series CC, 3.70%,
5/1/2029(a) 702,000 694,110
Series DD, 2.40%, 5/1/2030 445,000 411,338
6.25%, 5/15/2055(a)(c) 50,000 50,560
NextEra Energy Capital Holdings, Inc.
3.80%, 3/15/2082(c) 110,000 108,142
OGE Energy Corp.
5.45%, 5/15/2029(a) 150,000 155,341
Ohio Power Co.
Series Q, 1.63%, 1/15/2031 150,000 131,520
Series G, 6.60%, 2/15/2033 50,000 54,694
Series D, 6.60%, 3/1/2033 200,000 218,739
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033 250,000 260,666
PacifiCorp
5.10%, 2/15/2029(a) 400,000 409,318
3.50%, 6/15/2029 200,000 195,259
2.70%, 9/15/2030 250,000 230,768
5.30%, 2/15/2031(a) 550,000 565,943
7.70%, 11/15/2031 450,000 515,152
5.45%, 2/15/2034(a) 1,240,000 1,258,568
Pinnacle West Capital Corp.
4.90%, 5/15/2028 350,000 356,294
PPL Capital Funding, Inc.
5.25%, 9/1/2034(a) 240,000 244,747
Progress Energy, Inc.
7.75%, 3/1/2031(a) 740,000 846,447
Public Service Co. of Oklahoma
5.25%, 1/15/2033(a) 250,000 255,814
Southern Co. (The)
5.11%, 8/1/2027(b) 225,000 228,527
5.20%, 6/15/2033 377,000 386,662
5.70%, 3/15/2034 1,180,000 1,239,811
Series 2025, 6.38%,
3/15/2055(a)(c) 700,000 730,061

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 2.8% (continued)
Tucson Electric Power Co.
3.25%, 5/15/2032 $ 400,000 $ 371,656
5.20%, 9/15/2034(a) 50,000 50,988
Xcel Energy, Inc.
3.35%, 12/1/2026 480,000 477,823
1.75%, 3/15/2027 150,000 146,336
18,296,932
Electrical Equipment - 0 .2%
Acuity Brands Lighting, Inc.
2.15%, 12/15/2030(a) 350,000 314,684
Hubbell, Inc.
3.15%, 8/15/2027 150,000 148,024
3.50%, 2/15/2028 405,000 401,303
Regal Rexnord Corp.
6.05%, 4/15/2028(a) 50,000 51,831
Rockwell Automation, Inc.
6.70%, 1/15/2028(a) 400,000 421,091
1,336,933
Electronic Equipment, Instruments & Components - 2 .4%
Allegion US Holding Co., Inc.
3.55%, 10/1/2027 250,000 247,855
5.41%, 7/1/2032 250,000 259,349
5.60%, 5/29/2034 350,000 365,856
Amphenol Corp.
5.05%, 4/5/2027(a) 450,000 456,001
4.38%, 6/12/2028(a) 1,050,000 1,060,884
3.90%, 11/15/2028(a) 370,000 369,932
5.05%, 4/5/2029(a) 250,000 257,372
2.80%, 2/15/2030 120,000 114,032
2.20%, 9/15/2031(a) 350,000 312,749
4.40%, 2/15/2033(a) 720,000 711,737
5.25%, 4/5/2034 300,000 310,757
5.00%, 1/15/2035(a) 100,000 101,369
Arrow Electronics, Inc.
3.88%, 1/12/2028(a) 165,000 164,062
5.15%, 8/21/2029(a) 550,000 562,664
Avnet, Inc.
6.25%, 3/15/2028(a) 250,000 259,449
3.00%, 5/15/2031 150,000 136,240
CDW LLC
4.25%, 4/1/2028 402,000 400,524
3.28%, 12/1/2028(a) 357,000 347,763
3.25%, 2/15/2029 300,000 289,543
5.10%, 3/1/2030(a) 450,000 459,005
3.57%, 12/1/2031 800,000 747,472
5.55%, 8/22/2034 250,000 253,971
Flex Ltd.
6.00%, 1/15/2028 230,000 237,580
4.88%, 6/15/2029 200,000 203,068
4.88%, 5/12/2030(a) 262,000 265,635
Jabil, Inc.
4.25%, 5/15/2027 400,000 401,084
3.95%, 1/12/2028(a) 280,000 279,598
3.60%, 1/15/2030(a) 450,000 435,672
3.00%, 1/15/2031(a) 250,000 232,168
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 2.4%
(continued)
Keysight Technologies, Inc.
4.60%, 4/6/2027(a) $ 650,000 $ 653,462
3.00%, 10/30/2029(a) 350,000 335,239
5.35%, 7/30/2030(a) 350,000 364,060
4.95%, 10/15/2034(a) 350,000 352,039
TD SYNNEX Corp.
2.38%, 8/9/2028 52,000 49,641
4.30%, 1/17/2029 330,000 330,105
2.65%, 8/9/2031(a) 370,000 333,550
6.10%, 4/12/2034 400,000 422,269
Teledyne Technologies, Inc.
2.25%, 4/1/2028(a) 357,000 344,511
2.75%, 4/1/2031(a) 600,000 556,118
Tyco Electronics Group SA
3.13%, 8/15/2027 20,000 19,835
4.63%, 2/1/2030(a) 200,000 203,746
4.50%, 2/9/2031 490,000 494,483
2.50%, 2/4/2032 725,000 651,369
Vontier Corp.
2.40%, 4/1/2028 252,000 242,349
2.95%, 4/1/2031 475,000 435,656
16,031,823
Energy Equipment & Services - 0 .0% (e)
Baker Hughes Holdings LLC
3.34%, 12/15/2027(a) 150,000 148,546
Entertainment - 0 .8%
Netflix, Inc.
4.88%, 4/15/2028(a) 965,000 985,031
5.88%, 11/15/2028(a) 1,435,000 1,505,267
6.38%, 5/15/2029(a) 550,000 588,295
4.90%, 8/15/2034(a) 600,000 610,104
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027(a) 350,000 348,912
4.95%, 3/28/2028 300,000 305,661
4.00%, 4/14/2032(a) 411,000 398,531
5.60%, 6/12/2034 100,000 103,889
Tencent Music Entertainment Group
2.00%, 9/3/2030 600,000 545,294
5,390,984
Financial Services - 2 .2%
Apollo Global Management, Inc.
6.38%, 11/15/2033 655,000 716,720
5.15%, 8/12/2035(a) 250,000 248,969
6.00%, 12/15/2054(c) 250,000 249,960
Block Financial LLC
2.50%, 7/15/2028 450,000 431,086
3.88%, 8/15/2030(a) 335,000 323,002
Corebridge Financial, Inc.
6.88%, 12/15/2052(c) 365,000 374,869
Enact Holdings, Inc.
6.25%, 5/28/2029(a) 200,000 209,600
Equitable Holdings, Inc.
6.70%, 3/28/2055(c) 90,000 94,511

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.2% (continued)
Essent Group Ltd.
6.25%, 7/1/2029 $ 300,000 $ 313,900
Fidelity National Information Services, Inc.
1.65%, 3/1/2028 10,000 9,519
2.25%, 3/1/2031(a) 350,000 313,422
Fiserv, Inc.
5.45%, 3/2/2028(a) 300,000 307,466
5.60%, 3/2/2033(a) 50,000 51,436
5.63%, 8/21/2033 350,000 359,605
5.45%, 3/15/2034(a) 50,000 50,554
5.25%, 8/11/2035(a) 110,000 109,219
Global Payments, Inc.
3.20%, 8/15/2029 50,000 47,797
5.30%, 8/15/2029(a) 100,000 102,391
2.90%, 5/15/2030(a) 200,000 185,927
5.40%, 8/15/2032(a) 265,000 268,947
Mastercard, Inc.
3.30%, 3/26/2027 103,000 102,553
4.88%, 3/9/2028(a) 580,000 592,858
2.95%, 6/1/2029 551,000 534,350
3.35%, 3/26/2030(a) 1,053,000 1,028,087
2.00%, 11/18/2031(a) 375,000 333,842
4.35%, 1/15/2032(a) 800,000 804,066
4.85%, 3/9/2033(a) 350,000 358,635
4.88%, 5/9/2034(a) 650,000 662,630
4.55%, 1/15/2035(a) 500,000 496,936
MGIC Investment Corp.
5.25%, 8/15/2028 720,000 719,585
National Rural Utilities Cooperative Finance
Corp.
Series D, 4.15%, 8/25/2028 80,000 80,382
Series C, 8.00%, 3/1/2032(a) 400,000 475,763
NMI Holdings, Inc.
6.00%, 8/15/2029(a) 150,000 154,776
ORIX Corp.
5.00%, 9/13/2027 50,000 50,796
Radian Group, Inc.
4.88%, 3/15/2027 243,000 243,972
6.20%, 5/15/2029(a) 400,000 420,025
Synchrony Bank
5.63%, 8/23/2027 404,000 411,398
Visa, Inc.
1.90%, 4/15/2027 217,000 212,758
2.75%, 9/15/2027(a) 310,000 305,990
2.05%, 4/15/2030(a) 275,000 255,022
1.10%, 2/15/2031(a) 50,000 43,575
Western Union Co. (The)
2.75%, 3/15/2031(a) 200,000 184,185
Woodside Finance Ltd.
4.90%, 5/19/2028(a) 250,000 253,844
5.70%, 5/19/2032(a) 250,000 261,397
5.10%, 9/12/2034(a) 450,000 444,803
6.00%, 5/19/2035 550,000 572,118
14,773,246
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 1 .3%
Flowers Foods, Inc.
2.40%, 3/15/2031 $ 250,000 $ 219,710
General Mills, Inc.
4.70%, 1/30/2027(a) 540,000 543,787
4.95%, 3/29/2033(a) 285,000 288,258
Hormel Foods Corp.
4.80%, 3/30/2027(a) 200,000 202,034
1.80%, 6/11/2030(a) 440,000 397,748
Ingredion, Inc.
2.90%, 6/1/2030 300,000 282,951
Kellanova
Series B, 7.45%, 4/1/2031 520,000 596,525
5.25%, 3/1/2033 50,000 51,849
McCormick & Co., Inc.
3.40%, 8/15/2027(a) 290,000 287,870
1.85%, 2/15/2031 150,000 132,778
4.70%, 10/15/2034 250,000 245,953
Mondelez International, Inc.
2.63%, 3/17/2027 402,000 396,299
4.25%, 5/6/2028(a) 260,000 261,331
4.75%, 2/20/2029 50,000 51,012
2.75%, 4/13/2030(a) 623,000 587,246
1.50%, 2/4/2031(a) 250,000 218,741
6.50%, 11/1/2031 150,000 165,350
3.00%, 3/17/2032 550,000 504,885
4.75%, 8/28/2034(a) 100,000 99,497
5.13%, 5/6/2035(a) 250,000 255,621
Tyson Foods, Inc.
4.35%, 3/1/2029(a) 670,000 672,969
5.70%, 3/15/2034(a) 250,000 263,225
Unilever Capital Corp.
3.50%, 3/22/2028 502,000 499,086
2.13%, 9/6/2029(a) 175,000 164,585
5.90%, 11/15/2032 250,000 273,140
5.00%, 12/8/2033(a) 250,000 258,836
4.63%, 8/12/2034(a) 400,000 401,281
8,322,567
Gas Utilities - 0 .4%
Atmos Energy Corp.
3.00%, 6/15/2027 200,000 198,058
2.63%, 9/15/2029 250,000 238,370
1.50%, 1/15/2031(a) 500,000 438,689
5.45%, 10/15/2032 150,000 158,372
5.90%, 11/15/2033(a) 450,000 486,343
National Fuel Gas Co.
3.95%, 9/15/2027 150,000 149,491
2.95%, 3/1/2031 250,000 228,769
5.95%, 3/15/2035 450,000 471,641
2,369,733
Ground Transportation - 0 .4%
Burlington Northern Santa Fe LLC
7.95%, 8/15/2030 200,000 230,961
Canadian Pacific Railway Co.
7.13%, 10/15/2031 60,000 67,927

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 0.4% (continued)
Uber Technologies, Inc.
4.30%, 1/15/2030(a) $ 650,000 $ 652,112
4.80%, 9/15/2034 1,545,000 1,536,876
2,487,876
Health Care Equipment & Supplies - 1 .1%
Boston Scientific Corp.
4.00%, 3/1/2029 60,000 60,133
2.65%, 6/1/2030 915,000 860,292
DH Europe Finance II Sarl
2.60%, 11/15/2029(a) 152,000 144,467
Edwards Lifesciences Corp.
4.30%, 6/15/2028(a) 650,000 654,262
Medtronic Global Holdings SCA
4.25%, 3/30/2028(a) 450,000 453,427
4.50%, 3/30/2033 150,000 149,788
Smith & Nephew plc
5.15%, 3/20/2027(a) 200,000 202,347
2.03%, 10/14/2030(a) 400,000 360,008
STERIS Irish FinCo. UnLtd Co.
2.70%, 3/15/2031 400,000 369,661
Stryker Corp.
4.55%, 2/10/2027 85,000 85,638
4.70%, 2/10/2028(a) 720,000 731,117
3.65%, 3/7/2028 300,000 298,674
4.85%, 12/8/2028(a) 600,000 614,813
4.25%, 9/11/2029 50,000 50,298
4.85%, 2/10/2030 50,000 51,301
1.95%, 6/15/2030(a) 624,000 567,443
4.63%, 9/11/2034(a) 675,000 668,795
5.20%, 2/10/2035(a) 780,000 799,161
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030 150,000 145,494
7,267,119
Health Care Providers & Services - 2 .3%
Cardinal Health, Inc.
3.41%, 6/15/2027(a) 804,000 798,640
5.13%, 2/15/2029(a) 700,000 720,519
5.00%, 11/15/2029(a) 400,000 411,012
5.45%, 2/15/2034 475,000 493,664
5.35%, 11/15/2034(a) 400,000 411,137
5.15%, 9/15/2035 85,000 86,132
Cencora, Inc.
3.45%, 12/15/2027(a) 861,000 852,646
4.63%, 12/15/2027 300,000 303,671
4.85%, 12/15/2029(a) 250,000 255,734
2.80%, 5/15/2030 270,000 254,298
2.70%, 3/15/2031 530,000 488,684
5.13%, 2/15/2034(a) 500,000 511,890
5.15%, 2/15/2035(a) 100,000 102,056
Centene Corp.
4.63%, 12/15/2029 77,000 75,059
3.38%, 2/15/2030 550,000 507,392
3.00%, 10/15/2030 125,000 111,953
2.50%, 3/1/2031 160,000 138,366
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.3% (continued)
Cigna Group (The)
3.40%, 3/1/2027 $ 160,000 $ 159,125
2.38%, 3/15/2031 100,000 90,628
4.88%, 9/15/2032 100,000 101,218
CVS Health Corp.
4.30%, 3/25/2028 310,000 311,015
Elevance Health, Inc.
4.75%, 2/15/2033(a) 200,000 199,866
HCA, Inc.
5.20%, 6/1/2028(a) 500,000 512,270
5.63%, 9/1/2028(a) 200,000 206,104
3.50%, 9/1/2030 200,000 192,290
5.45%, 4/1/2031 200,000 207,932
5.50%, 6/1/2033 150,000 155,702
7.50%, 11/6/2033 50,000 57,250
5.60%, 4/1/2034 125,000 129,825
Laboratory Corp. of America Holdings
4.80%, 10/1/2034(a) 650,000 641,813
McKesson Corp.
4.90%, 7/15/2028(a) 200,000 204,709
4.25%, 9/15/2029(a) 530,000 533,254
4.65%, 5/30/2030 50,000 50,803
4.95%, 5/30/2032(a) 500,000 514,181
5.10%, 7/15/2033(a) 450,000 463,735
5.25%, 5/30/2035(a) 350,000 361,381
OhioHealth Corp.
2.30%, 11/15/2031 200,000 179,943
Quest Diagnostics, Inc.
4.60%, 12/15/2027 250,000 252,842
6.40%, 11/30/2033 250,000 275,598
UnitedHealth Group, Inc.
4.80%, 1/15/2030 30,000 30,678
4.65%, 1/15/2031 160,000 161,997
2.30%, 5/15/2031(a) 150,000 135,263
4.95%, 1/15/2032(a) 230,000 235,390
5.35%, 2/15/2033(a) 500,000 519,658
4.50%, 4/15/2033(a) 240,000 236,894
5.15%, 7/15/2034 50,000 51,011
5.30%, 6/15/2035(a) 50,000 51,450
Universal Health Services, Inc.
4.63%, 10/15/2029(a) 400,000 402,409
2.65%, 10/15/2030(a) 450,000 410,312
2.65%, 1/15/2032 350,000 309,693
14,869,092
Health Care REITs - 1 .1%
Alexandria Real Estate Equities, Inc.
REIT, 1.88%, 2/1/2033(a) 550,000 451,510
REIT, 2.95%, 3/15/2034(a) 153,000 131,552
Healthcare Realty Holdings LP
REIT, 3.10%, 2/15/2030 50,000 47,417
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 200,000 194,976
REIT, 3.00%, 1/15/2030 50,000 47,452
National Health Investors, Inc.
REIT, 3.00%, 2/1/2031(a) 300,000 273,444

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care REITs - 1.1% (continued)
Omega Healthcare Investors, Inc.
REIT, 4.50%, 4/1/2027 $ 591,000 $ 592,728
REIT, 4.75%, 1/15/2028(a) 691,000 696,797
REIT, 3.63%, 10/1/2029(a) 251,000 243,266
REIT, 5.20%, 7/1/2030(a) 300,000 305,040
REIT, 3.38%, 2/1/2031 450,000 421,015
REIT, 3.25%, 4/15/2033(a) 375,000 332,907
Sabra Health Care LP
REIT, 3.90%, 10/15/2029 151,000 147,951
REIT, 3.20%, 12/1/2031 500,000 457,753
Welltower OP LLC
REIT, 3.10%, 1/15/2030 625,000 599,265
REIT, 4.50%, 7/1/2030(a) 1,400,000 1,414,033
REIT, 2.75%, 1/15/2031 100,000 93,024
REIT, 2.80%, 6/1/2031 443,000 409,892
REIT, 5.13%, 7/1/2035 260,000 264,003
7,124,025
Health Care Technology - 0 .1%
IQVIA, Inc.
5.70%, 5/15/2028(a) 50,000 51,515
6.25%, 2/1/2029(a) 310,000 326,139
377,654
Hotel & Resort REITs - 0 .3%
Host Hotels & Resorts LP
Series H, REIT, 3.38%,
12/15/2029 53,000 51,016
Series I, REIT, 3.50%,
9/15/2030 250,000 238,160
Series J, REIT, 2.90%,
12/15/2031 200,000 181,011
REIT, 5.70%, 6/15/2032 100,000 104,398
REIT, 5.70%, 7/1/2034 570,000 588,246
REIT, 5.50%, 4/15/2035 500,000 506,770
1,669,601
Hotels, Restaurants & Leisure - 1 .2%
Choice Hotels International, Inc.
3.70%, 12/1/2029(a) 288,000 281,081
3.70%, 1/15/2031 425,000 407,091
5.85%, 8/1/2034(a) 315,000 322,728
Darden Restaurants, Inc.
3.85%, 5/1/2027(a) 320,000 319,296
Hyatt Hotels Corp.
5.75%, 4/23/2030(b) 50,000 52,303
Marriott International, Inc.
5.00%, 10/15/2027 188,000 190,926
Series X, 4.00%, 4/15/2028 102,000 101,917
5.55%, 10/15/2028(a) 600,000 623,065
Series AA, 4.65%, 12/1/2028 100,000 101,652
4.90%, 4/15/2029(a) 400,000 408,907
4.88%, 5/15/2029(a) 150,000 153,447
4.80%, 3/15/2030(a) 50,000 51,034
Series FF, 4.63%,
6/15/2030(a) 327,000 331,322
Series HH, 2.85%,
4/15/2031(a) 450,000 417,620
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 1.2% (continued)
Marriott International, Inc. (continued)
Series GG, 3.50%,
10/15/2032 $ 475,000 $ 443,246
5.35%, 3/15/2035(a) 500,000 512,628
McDonald's Corp.
3.50%, 7/1/2027 309,000 307,698
4.80%, 8/14/2028 40,000 40,821
2.63%, 9/1/2029(a) 995,000 949,450
2.13%, 3/1/2030 401,000 371,029
3.60%, 7/1/2030(a) 395,000 387,544
4.60%, 9/9/2032(a) 330,000 335,457
4.95%, 8/14/2033 450,000 462,442
5.20%, 5/17/2034 70,000 72,550
4.95%, 3/3/2035 550,000 555,424
8,200,678
Household Durables - 0 .8%
DR Horton, Inc.
1.40%, 10/15/2027(a) 1,330,000 1,274,710
5.00%, 10/15/2034(a) 400,000 403,322
Lennar Corp.
5.00%, 6/15/2027 200,000 201,567
4.75%, 11/29/2027(a) 450,000 454,178
5.20%, 7/30/2030(a) 400,000 412,275
NVR, Inc.
3.00%, 5/15/2030(a) 627,000 595,566
PulteGroup, Inc.
5.00%, 1/15/2027 343,000 345,245
7.88%, 6/15/2032 200,000 234,300
6.38%, 5/15/2033(a) 350,000 383,505
Sekisui House US, Inc.
3.85%, 1/15/2030 150,000 144,871
Toll Brothers Finance Corp.
4.88%, 3/15/2027 703,000 707,733
4.35%, 2/15/2028 100,000 100,514
3.80%, 11/1/2029(a) 250,000 246,493
5,504,279
Household Products - 0 .8%
Church & Dwight Co., Inc.
3.15%, 8/1/2027(a) 350,000 345,900
2.30%, 12/15/2031 250,000 223,340
5.60%, 11/15/2032(a) 300,000 318,823
Clorox Co. (The)
4.40%, 5/1/2029 440,000 444,360
1.80%, 5/15/2030(a) 250,000 225,708
4.60%, 5/1/2032 250,000 251,488
Colgate-Palmolive Co.
4.60%, 3/1/2028 200,000 203,311
4.20%, 5/1/2030(a) 200,000 201,715
3.25%, 8/15/2032(a) 200,000 188,656
4.60%, 3/1/2033 200,000 203,382
Kimberly-Clark Corp.
1.05%, 9/15/2027(a) 150,000 143,968
3.10%, 3/26/2030 62,000 59,541
Procter & Gamble Co. (The)
2.80%, 3/25/2027 116,000 114,937

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Products - 0.8% (continued)
Procter & Gamble Co. (The) (continued)
2.85%, 8/11/2027 $ 50,000 $ 49,492
3.00%, 3/25/2030(a) 1,444,000 1,392,303
4.55%, 1/29/2034(a) 375,000 379,517
5.50%, 2/1/2034 220,000 233,803
4,980,244
Industrial Conglomerates - 0 .1%
Pentair Finance Sarl
4.50%, 7/1/2029(a) 200,000 200,759
5.90%, 7/15/2032 450,000 477,001
677,760
Industrial REITs - 0 .1%
LXP Industrial Trust
REIT, 2.38%, 10/1/2031(a) 200,000 175,321
Prologis LP
REIT, 5.25%, 5/15/2035 165,000 169,504
344,825
Insurance - 5 .1%
ACE Capital Trust II
9.70%, 4/1/2030 150,000 179,489
Aflac, Inc.
3.60%, 4/1/2030 102,000 100,250
Alleghany Corp.
3.63%, 5/15/2030(a) 375,000 367,169
Allstate Corp. (The)
5.05%, 6/24/2029(a) 150,000 154,658
5.25%, 3/30/2033 50,000 51,727
5.35%, 6/1/2033 195,000 202,142
American Financial Group, Inc.
5.25%, 4/2/2030 125,000 130,699
American International Group, Inc.
Series A-9, 5.75%,
4/1/2048(c) 200,000 203,985
American National Group, Inc.
5.75%, 10/1/2029 250,000 258,723
Aon Corp.
2.85%, 5/28/2027(a) 263,000 259,554
4.50%, 12/15/2028 360,000 364,928
3.75%, 5/2/2029 475,000 470,228
2.80%, 5/15/2030 487,000 459,768
2.05%, 8/23/2031(a) 200,000 177,124
2.60%, 12/2/2031 315,000 284,702
5.00%, 9/12/2032(a) 275,000 281,794
5.35%, 2/28/2033 574,000 595,800
Aon North America, Inc.
5.13%, 3/1/2027(a) 300,000 303,635
5.15%, 3/1/2029(a) 500,000 514,816
5.30%, 3/1/2031(a) 650,000 676,625
5.45%, 3/1/2034 1,825,000 1,895,535
Arch Capital Group Ltd.
7.35%, 5/1/2034 150,000 173,492
Arthur J Gallagher & Co.
2.40%, 11/9/2031 70,000 62,503
6.50%, 2/15/2034 300,000 329,864
5.45%, 7/15/2034(a) 80,000 82,646
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.1% (continued)
Assurant, Inc.
4.90%, 3/27/2028 $ 250,000 $ 252,816
3.70%, 2/22/2030 51,000 49,534
2.65%, 1/15/2032 125,000 111,029
Assured Guaranty US Holdings, Inc.
6.13%, 9/15/2028(a) 170,000 178,410
Athene Holding Ltd.
4.13%, 1/12/2028 300,000 299,969
6.15%, 4/3/2030 475,000 503,603
3.50%, 1/15/2031 750,000 710,869
6.65%, 2/1/2033 450,000 487,708
5.88%, 1/15/2034 500,000 519,123
6.63%, 10/15/2054(a)(c) 250,000 249,885
6.88%, 6/28/2055(c) 220,000 220,393
AXA SA
8.60%, 12/15/2030(a) 270,000 316,410
AXIS Specialty Finance LLC
3.90%, 7/15/2029 100,000 98,895
4.90%, 1/15/2040(c) 252,000 243,219
AXIS Specialty Finance plc
4.00%, 12/6/2027 110,000 109,879
Berkshire Hathaway Finance Corp.
1.45%, 10/15/2030 15,000 13,408
Brighthouse Financial, Inc.
3.70%, 6/22/2027 110,000 108,860
Brown & Brown, Inc.
4.50%, 3/15/2029 420,000 422,690
2.38%, 3/15/2031 502,000 451,221
4.20%, 3/17/2032 200,000 193,302
5.25%, 6/23/2032 500,000 510,041
5.65%, 6/11/2034 250,000 257,473
5.55%, 6/23/2035(a) 500,000 511,568
Chubb INA Holdings LLC
5.00%, 3/15/2034(a) 350,000 357,061
4.90%, 8/15/2035(a) 460,000 460,397
Cincinnati Financial Corp.
6.92%, 5/15/2028(a) 200,000 212,507
CNA Financial Corp.
3.45%, 8/15/2027(a) 350,000 346,745
2.05%, 8/15/2030(a) 500,000 452,084
5.50%, 6/15/2033 450,000 466,726
F&G Annuities & Life, Inc.
7.40%, 1/13/2028 385,000 401,973
6.50%, 6/4/2029 545,000 566,400
6.25%, 10/4/2034(a) 270,000 272,221
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028 420,000 425,788
3.38%, 3/3/2031 400,000 378,084
5.63%, 8/16/2032 475,000 495,830
6.00%, 12/7/2033 250,000 265,024
Fidelity National Financial, Inc.
4.50%, 8/15/2028 10,000 10,071
Globe Life, Inc.
4.80%, 6/15/2032 150,000 151,003
5.85%, 9/15/2034 520,000 546,903

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.1% (continued)
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 $ 250,000 $ 228,354
Hartford Insurance Group, Inc. (The)
2.80%, 8/19/2029(a) 302,000 289,719
Horace Mann Educators Corp.
7.25%, 9/15/2028 200,000 213,935
Kemper Corp.
2.40%, 9/30/2030 200,000 178,868
3.80%, 2/23/2032 150,000 138,721
Manulife Financial Corp.
4.06%, 2/24/2032(c) 701,000 699,488
Markel Group, Inc.
3.50%, 11/1/2027 50,000 49,591
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029(a) 1,080,000 1,090,634
4.65%, 3/15/2030 500,000 509,000
2.25%, 11/15/2030(a) 150,000 136,901
4.85%, 11/15/2031(a) 600,000 614,066
2.38%, 12/15/2031 250,000 224,373
5.75%, 11/1/2032(a) 350,000 373,721
5.88%, 8/1/2033 100,000 108,329
5.40%, 9/15/2033 250,000 261,407
5.15%, 3/15/2034 175,000 180,118
5.00%, 3/15/2035 1,510,000 1,523,980
Mercury General Corp.
4.40%, 3/15/2027 300,000 299,871
Old Republic International Corp.
5.75%, 3/28/2034 150,000 155,678
Primerica, Inc.
2.80%, 11/19/2031(a) 350,000 318,178
Progressive Corp. (The)
2.50%, 3/15/2027 345,000 340,049
3.20%, 3/26/2030(a) 51,000 49,279
6.25%, 12/1/2032 100,000 110,185
Prudential Financial, Inc.
6.00%, 9/1/2052(c) 20,000 20,647
6.50%, 3/15/2054(c) 270,000 284,260
RenaissanceRe Holdings Ltd.
3.60%, 4/15/2029 500,000 490,156
5.75%, 6/5/2033 350,000 365,700
5.80%, 4/1/2035 200,000 208,559
Unum Group
4.00%, 6/15/2029(a) 100,000 98,991
Willis North America, Inc.
4.65%, 6/15/2027 300,000 302,330
4.50%, 9/15/2028 240,000 241,828
2.95%, 9/15/2029(a) 354,000 337,806
4.55%, 3/15/2031 1,170,000 1,169,216
5.35%, 5/15/2033 505,000 519,392
33,344,308
Interactive Media & Services - 1 .6%
Alphabet, Inc.
1.10%, 8/15/2030 390,000 344,023
4.50%, 5/15/2035 450,000 445,281
4.70%, 11/15/2035 1,140,000 1,134,853
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Interactive Media & Services - 1.6% (continued)
Meta Platforms, Inc.
4.80%, 5/15/2030(a) $ 260,000 $ 267,145
4.20%, 11/15/2030 350,000 349,371
4.55%, 8/15/2031 215,000 217,826
3.85%, 8/15/2032(a) 1,750,000 1,693,222
4.60%, 11/15/2032 1,240,000 1,243,103
4.95%, 5/15/2033 1,354,000 1,379,106
4.75%, 8/15/2034(a) 2,330,000 2,326,436
4.88%, 11/15/2035 1,080,000 1,068,275
10,468,641
IT Services - 0 .8%
Accenture Capital, Inc.
3.90%, 10/4/2027 300,000 301,323
4.05%, 10/4/2029(a) 550,000 551,849
4.25%, 10/4/2031(a) 450,000 450,056
4.50%, 10/4/2034 500,000 491,748
Amdocs Ltd.
2.54%, 6/15/2030(a) 350,000 321,603
Booz Allen Hamilton, Inc.
5.95%, 8/4/2033 300,000 312,299
5.95%, 4/15/2035 100,000 102,890
CGI, Inc.
2.30%, 9/14/2031(a) 245,000 217,224
Gartner, Inc.
5.60%, 11/20/2035(a) 160,000 159,451
Genpact Luxembourg Sarl
6.00%, 6/4/2029 25,000 26,196
Genpact UK Finco plc
4.95%, 11/18/2030(a) 680,000 681,470
IBM International Capital Pte. Ltd.
4.90%, 2/5/2034(a) 355,000 356,568
International Business Machines Corp.
5.00%, 2/10/2032 100,000 102,668
VeriSign, Inc.
4.75%, 7/15/2027(a) 500,000 500,069
2.70%, 6/15/2031(a) 790,000 718,790
5.25%, 6/1/2032(a) 150,000 153,771
5,447,975
Leisure Products - 0 .0% (e)
Hasbro, Inc.
6.05%, 5/14/2034(a) 100,000 106,214
Life Sciences Tools & Services - 0 .3%
Agilent Technologies, Inc.
4.20%, 9/9/2027 200,000 200,942
2.75%, 9/15/2029(a) 332,000 317,326
2.10%, 6/4/2030 450,000 411,554
2.30%, 3/12/2031(a) 751,000 681,149
4.75%, 9/9/2034(a) 250,000 249,154
1,860,125
Machinery - 1 .4%
AGCO Corp.
5.45%, 3/21/2027 185,000 187,455
Cummins, Inc.
7.13%, 3/1/2028(a) 100,000 106,327

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.4% (continued)
Dover Corp.
2.95%, 11/4/2029(a) $ 450,000 $ 431,195
Flowserve Corp.
3.50%, 10/1/2030(a) 200,000 191,057
2.80%, 1/15/2032 125,000 112,261
IDEX Corp.
4.95%, 9/1/2029(a) 505,000 515,689
3.00%, 5/1/2030(a) 350,000 331,256
2.63%, 6/15/2031(a) 300,000 273,766
Ingersoll Rand, Inc.
5.20%, 6/15/2027(a) 200,000 203,085
5.18%, 6/15/2029(a) 300,000 310,235
5.70%, 8/14/2033 75,000 79,199
Nordson Corp.
5.60%, 9/15/2028 250,000 258,593
4.50%, 12/15/2029 350,000 352,604
5.80%, 9/15/2033(a) 100,000 105,597
nVent Finance Sarl
4.55%, 4/15/2028 50,000 50,238
5.65%, 5/15/2033 250,000 260,681
Oshkosh Corp.
4.60%, 5/15/2028 25,000 25,218
Otis Worldwide Corp.
2.29%, 4/5/2027 250,000 245,240
5.25%, 8/16/2028(a) 770,000 792,762
2.57%, 2/15/2030(a) 798,000 747,649
Parker-Hannifin Corp.
4.25%, 9/15/2027(a) 650,000 653,557
3.25%, 6/14/2029(a) 835,000 813,547
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/2028(a)(b) 664,000 672,773
4.90%, 5/29/2030 120,000 122,633
5.61%, 3/11/2034 300,000 313,764
5.50%, 5/29/2035 250,000 259,589
Xylem, Inc.
1.95%, 1/30/2028(a) 350,000 337,309
2.25%, 1/30/2031 150,000 135,864
8,889,143
Marine Transportation - 0 .0% (e)
Kirby Corp.
4.20%, 3/1/2028 250,000 250,525
Media - 0 .4%
Charter Communications Operating LLC
6.55%, 6/1/2034(a) 200,000 210,086
Fox Corp.
4.71%, 1/25/2029(a) 1,475,000 1,496,713
3.50%, 4/8/2030 250,000 242,379
6.50%, 10/13/2033(a) 800,000 879,314
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 50,000 57,495
2,885,987
Metals & Mining - 1 .9%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028(a) 500,000 486,263
3.75%, 10/1/2030(a) 500,000 480,672
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 1.9% (continued)
ArcelorMittal SA
6.55%, 11/29/2027 $ 250,000 $ 260,186
BHP Billiton Finance USA Ltd.
5.25%, 9/8/2030(a) 220,000 228,851
5.13%, 2/21/2032(a) 300,000 310,330
4.90%, 2/28/2033(a) 250,000 254,373
5.25%, 9/8/2033 1,350,000 1,396,820
5.30%, 2/21/2035 475,000 490,440
Kinross Gold Corp.
6.25%, 7/15/2033 175,000 189,808
Newmont Corp.
3.25%, 5/13/2030(a) 350,000 337,456
Reliance, Inc.
2.15%, 8/15/2030 350,000 318,387
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 300,000 340,343
6.13%, 12/15/2033 300,000 327,463
5.75%, 6/1/2035 80,000 85,169
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028 502,000 538,926
Rio Tinto Finance USA plc
4.50%, 3/14/2028(a) 440,000 445,402
4.88%, 3/14/2030(a) 1,075,000 1,102,167
5.00%, 3/14/2032(a) 750,000 772,027
5.00%, 3/9/2033(a) 50,000 51,180
5.25%, 3/14/2035 1,400,000 1,439,321
Southern Copper Corp.
7.50%, 7/27/2035 340,000 403,002
Steel Dynamics, Inc.
3.45%, 4/15/2030(a) 330,000 319,156
3.25%, 1/15/2031(a) 150,000 142,197
5.38%, 8/15/2034 250,000 256,658
Vale Canada Ltd.
7.20%, 9/15/2032 150,000 166,125
Vale Overseas Ltd.
3.75%, 7/8/2030 545,000 526,110
6.13%, 6/12/2033 425,000 455,185
Yamana Gold, Inc.
2.63%, 8/15/2031 185,000 167,385
12,291,402
Multi-Utilities - 1 .3%
Ameren Corp.
5.00%, 1/15/2029(a) 320,000 327,841
5.38%, 3/15/2035 420,000 430,129
Berkshire Hathaway Energy Co.
8.48%, 9/15/2028(a) 175,000 194,217
3.70%, 7/15/2030(a) 683,000 671,393
1.65%, 5/15/2031 600,000 523,677
Black Hills Corp.
3.15%, 1/15/2027 170,000 168,570
6.00%, 1/15/2035 360,000 381,741
CenterPoint Energy, Inc.
Series A, 7.00%, 2/15/2055(c) 200,000 209,687
6.70%, 5/15/2055(c) 150,000 154,012

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1.3% (continued)
CMS Energy Corp.
2.95%, 2/15/2027(a) $ 100,000 $ 98,914
3.45%, 8/15/2027(a) 50,000 49,614
4.75%, 6/1/2050(c) 135,000 133,351
3.75%, 12/1/2050(c) 150,000 138,357
6.50%, 6/1/2055(a)(c) 250,000 258,214
Dominion Energy, Inc.
Series A, 6.88%, 2/1/2055(c) 290,000 302,018
6.63%, 5/15/2055(c) 95,000 97,673
DTE Energy Co.
4.95%, 7/1/2027 400,000 405,015
5.20%, 4/1/2030 250,000 257,875
National Grid plc
5.60%, 6/12/2028(a) 75,000 77,534
5.81%, 6/12/2033 130,000 137,733
5.42%, 1/11/2034 200,000 206,338
NiSource, Inc.
6.95%, 11/30/2054(c) 100,000 104,150
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027(a) 650,000 669,641
6.13%, 10/15/2033(a) 100,000 107,400
5.45%, 4/1/2034 250,000 257,766
5.40%, 3/15/2035(a) 150,000 154,178
Sempra
4.13%, 4/1/2052(c) 200,000 198,145
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032(a) 50,000 51,420
5.75%, 9/15/2033 250,000 264,380
4.95%, 9/15/2034 550,000 550,383
WEC Energy Group, Inc.
5.15%, 10/1/2027(a) 700,000 712,714
8,294,080
Office REITs - 0 .3%
Boston Properties LP
REIT, 3.40%, 6/21/2029(a) 200,000 194,242
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029 375,000 352,493
REIT, 4.50%, 10/15/2030 130,000 129,687
REIT, 2.75%, 4/15/2031(a) 50,000 45,661
REIT, 2.90%, 12/1/2033(a) 300,000 256,033
Kilroy Realty LP
REIT, 4.75%, 12/15/2028(a) 60,000 60,302
REIT, 2.65%, 11/15/2033 910,000 745,291
1,783,709
Oil, Gas & Consumable Fuels - 6 .2%
Boardwalk Pipelines LP
4.45%, 7/15/2027 300,000 301,341
4.80%, 5/3/2029(a) 200,000 202,914
3.40%, 2/15/2031 250,000 236,261
3.60%, 9/1/2032(a) 270,000 252,243
Burlington Resources LLC
7.20%, 8/15/2031 150,000 170,392
Canadian Natural Resources Ltd.
3.85%, 6/1/2027(a) 625,000 624,417
5.00%, 12/15/2029(a) 170,000 174,614
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 6.2% (continued)
Canadian Natural Resources Ltd. (continued)
2.95%, 7/15/2030(a) $ 300,000 $ 283,290
7.20%, 1/15/2032 225,000 251,706
6.45%, 6/30/2033(a) 200,000 217,070
5.40%, 12/15/2034(a) 900,000 915,926
Cenovus Energy, Inc.
2.65%, 1/15/2032 350,000 313,433
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 625,000 611,505
Cheniere Energy Partners LP
4.50%, 10/1/2029 350,000 351,345
3.25%, 1/31/2032 700,000 646,023
5.95%, 6/30/2033(a) 1,550,000 1,642,211
5.75%, 8/15/2034(a) 350,000 364,828
5.55%, 10/30/2035(a)(d) 100,000 102,280
Cheniere Energy, Inc.
5.65%, 4/15/2034 950,000 984,947
Chevron Corp.
2.24%, 5/11/2030 755,000 700,948
Chevron USA, Inc.
4.48%, 2/26/2028(a) 130,000 131,880
4.69%, 4/15/2030(a) 750,000 766,765
4.82%, 4/15/2032(a) 250,000 257,363
ConocoPhillips Co.
5.00%, 1/15/2035(a) 200,000 202,748
Continental Resources, Inc.
4.38%, 1/15/2028 300,000 300,389
Coterra Energy, Inc.
3.90%, 5/15/2027(a) 302,000 301,325
4.38%, 3/15/2029(a) 400,000 402,496
5.60%, 3/15/2034 150,000 155,095
5.40%, 2/15/2035(a) 200,000 203,568
DCP Midstream Operating LP
5.63%, 7/15/2027 100,000 101,817
3.25%, 2/15/2032 100,000 92,045
Devon Energy Corp.
5.88%, 6/15/2028(a) 80,000 80,030
Diamondback Energy, Inc.
6.25%, 3/15/2033 205,000 221,165
5.40%, 4/18/2034 100,000 102,407
Eastern Energy Gas Holdings LLC
5.80%, 1/15/2035 300,000 316,918
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029(a) 202,000 194,029
El Paso Natural Gas Co. LLC
8.38%, 6/15/2032(b) 100,000 119,322
Enbridge, Inc.
5.70%, 3/8/2033 575,000 602,953
2.50%, 8/1/2033(a) 600,000 515,128
7.38%, 3/15/2055(c) 25,000 26,554
Series 16-A, 6.00%,
1/15/2077(c) 500,000 503,257
6.25%, 3/1/2078(c) 302,000 306,972
Series 20-A, 5.75%,
7/15/2080(a)(c) 335,000 339,084

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 6.2% (continued)
Enbridge, Inc. (continued)
7.63%, 1/15/2083(c) $ 260,000 $ 283,632
8.50%, 1/15/2084(a)(c) 240,000 274,639
Energy Transfer LP
8.25%, 11/15/2029 50,000 56,201
Enterprise Products Operating LLC
5.35%, 1/31/2033(a) 92,000 95,970
Series D, 6.88%, 3/1/2033 350,000 396,269
4.85%, 1/31/2034(a) 125,000 125,964
4.95%, 2/15/2035 500,000 505,584
Series J, 5.75%, 3/1/2035 100,000 105,068
Series E, 5.25%, 8/16/2077(c) 702,000 699,249
5.38%, 2/15/2078(c) 350,000 348,135
EOG Resources, Inc.
4.40%, 7/15/2028(a) 500,000 505,915
4.38%, 4/15/2030(a) 702,000 706,341
5.00%, 7/15/2032 250,000 256,402
3.90%, 4/1/2035(a) 100,000 92,922
5.35%, 1/15/2036 380,000 390,132
EQT Corp.
4.75%, 1/15/2031(a) 50,000 50,226
Expand Energy Corp.
5.38%, 3/15/2030 240,000 244,270
4.75%, 2/1/2032(a) 500,000 495,424
Exxon Mobil Corp.
3.48%, 3/19/2030(a) 650,000 636,158
2.61%, 10/15/2030(a) 1,480,000 1,388,487
Hess Corp.
4.30%, 4/1/2027 500,000 502,056
7.88%, 10/1/2029(a) 250,000 281,461
7.30%, 8/15/2031 325,000 372,076
7.13%, 3/15/2033 250,000 287,697
HF Sinclair Corp.
5.00%, 2/1/2028 1,510,000 1,509,751
Kinder Morgan, Inc.
5.40%, 2/1/2034 255,000 263,758
MPLX LP
4.13%, 3/1/2027 440,000 440,352
4.80%, 2/15/2029 140,000 142,148
2.65%, 8/15/2030(a) 20,000 18,538
5.00%, 3/1/2033 40,000 40,129
5.50%, 6/1/2034(a) 355,000 362,703
5.40%, 9/15/2035 140,000 141,154
Occidental Petroleum Corp.
3.50%, 8/15/2029 100,000 96,623
6.13%, 1/1/2031 100,000 105,747
7.50%, 5/1/2031(a) 185,000 208,546
7.88%, 9/15/2031 100,000 115,157
5.55%, 10/1/2034 250,000 255,742
ONEOK, Inc.
6.35%, 1/15/2031(a) 210,000 225,221
Ovintiv, Inc.
6.25%, 7/15/2033(a) 50,000 53,088
Pioneer Natural Resources Co.
1.90%, 8/15/2030 450,000 408,162
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 6.2% (continued)
Pioneer Natural Resources Co. (continued)
2.15%, 1/15/2031 $ 775,000 $ 703,861
Plains All American Pipeline LP
3.55%, 12/15/2029 180,000 175,331
3.80%, 9/15/2030(a) 365,000 355,468
5.70%, 9/15/2034 450,000 464,056
5.95%, 6/15/2035(a) 250,000 260,678
5.60%, 1/15/2036 100,000 101,457
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027 35,000 35,212
4.20%, 3/15/2028(a) 400,000 400,805
4.50%, 5/15/2030(a) 630,000 633,255
Shell Finance US, Inc.
2.75%, 4/6/2030(a) 450,000 426,725
South Bow USA Infrastructure Holdings LLC
5.58%, 10/1/2034 122,375 123,432
Suncor Energy, Inc.
7.15%, 2/1/2032(a) 450,000 505,174
5.95%, 12/1/2034 300,000 317,171
Targa Resources Corp.
5.20%, 7/1/2027(a) 185,000 187,776
6.15%, 3/1/2029(a) 15,000 15,803
6.13%, 3/15/2033 175,000 186,990
6.50%, 3/30/2034 275,000 300,741
5.55%, 8/15/2035 85,000 87,054
Targa Resources Partners LP
4.00%, 1/15/2032(a) 400,000 384,022
TC PipeLines LP
3.90%, 5/25/2027 250,000 249,422
Texas Eastern Transmission LP
7.00%, 7/15/2032 325,000 364,331
TotalEnergies Capital SA
5.15%, 4/5/2034 140,000 144,821
Transcanada Trust
5.30%, 3/15/2077(c) 540,000 541,333
5.50%, 9/15/2079(c) 350,000 349,190
Valero Energy Corp.
2.15%, 9/15/2027(a) 170,000 165,115
7.50%, 4/15/2032 300,000 344,675
Viper Energy Partners LLC
4.90%, 8/1/2030(a) 300,000 303,771
Western Midstream Operating LP
4.50%, 3/1/2028(a) 200,000 200,973
4.75%, 8/15/2028 200,000 202,531
6.35%, 1/15/2029(a) 550,000 580,135
4.05%, 2/1/2030(b) 375,000 367,939
6.15%, 4/1/2033 890,000 940,601
5.45%, 11/15/2034(a) 550,000 553,677
Williams Cos., Inc. (The)
Series A, 7.50%, 1/15/2031(a) 100,000 113,346
7.75%, 6/15/2031 100,000 114,312
8.75%, 3/15/2032(b) 200,000 241,856
40,521,140

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Paper & Forest Products - 0 .0% (e)
Suzano Austria GmbH
6.00%, 1/15/2029 $ 100,000 $ 103,290
5.00%, 1/15/2030 150,000 150,101
3.75%, 1/15/2031(a) 50,000 47,175
300,566
Personal Care Products - 0 .3%
Conopco, Inc.
6.63%, 4/15/2028 190,000 200,314
Haleon US Capital LLC
3.38%, 3/24/2027(a) 890,000 884,342
3.63%, 3/24/2032 750,000 714,433
1,799,089
Pharmaceuticals - 0 .9%
Eli Lilly & Co.
4.90%, 2/12/2032 250,000 258,717
4.70%, 2/27/2033(a) 270,000 274,957
4.70%, 2/9/2034(a) 220,000 222,348
5.10%, 2/12/2035(a) 600,000 618,452
Johnson & Johnson
4.85%, 3/1/2032 40,000 41,441
5.00%, 3/1/2035(a) 300,000 311,310
Merck & Co., Inc.
1.45%, 6/24/2030(a) 200,000 179,127
4.95%, 9/15/2035(a) 200,000 202,129
Novartis Capital Corp.
2.20%, 8/14/2030 242,000 223,944
4.10%, 11/5/2030 50,000 50,002
4.20%, 9/18/2034(a) 590,000 576,240
Royalty Pharma plc
2.20%, 9/2/2030(a) 150,000 136,446
Zoetis, Inc.
3.00%, 9/12/2027(a) 1,346,000 1,328,610
3.90%, 8/20/2028 102,000 101,985
2.00%, 5/15/2030(a) 350,000 320,479
5.60%, 11/16/2032(a) 575,000 609,625
5.00%, 8/17/2035 200,000 201,369
5,657,181
Professional Services - 1 .0%
Automatic Data Processing, Inc.
4.45%, 9/9/2034(a) 680,000 675,440
Broadridge Financial Solutions, Inc.
2.90%, 12/1/2029(a) 452,000 429,668
2.60%, 5/1/2031 750,000 681,351
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028 400,000 420,588
5.90%, 3/1/2033(a) 300,000 315,153
Paychex, Inc.
5.10%, 4/15/2030 900,000 925,740
5.35%, 4/15/2032 950,000 982,093
5.60%, 4/15/2035(a) 550,000 570,269
Verisk Analytics, Inc.
4.13%, 3/15/2029(a) 252,000 251,977
5.75%, 4/1/2033 325,000 343,457
5.25%, 6/5/2034 400,000 407,845
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 1.0% (continued)
Verisk Analytics, Inc. (continued)
5.25%, 3/15/2035 $ 650,000 $ 659,613
6,663,194
Real Estate Management & Development - 0 .4%
CBRE Services, Inc.
5.50%, 4/1/2029(a) 220,000 228,012
2.50%, 4/1/2031(a) 100,000 90,530
4.90%, 1/15/2033 1,410,000 1,415,534
5.95%, 8/15/2034 840,000 893,982
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 250,000 266,828
2,894,886
Residential REITs - 1 .3%
American Homes 4 Rent LP
REIT, 4.25%, 2/15/2028(a) 250,000 250,048
REIT, 4.90%, 2/15/2029 162,000 164,753
REIT, 2.38%, 7/15/2031 10,000 8,926
REIT, 3.63%, 4/15/2032(a) 250,000 234,808
REIT, 5.50%, 2/1/2034 90,000 92,138
REIT, 5.50%, 7/15/2034 910,000 930,582
AvalonBay Communities, Inc.
REIT, 3.20%, 1/15/2028 50,000 49,368
REIT, 1.90%, 12/1/2028 1,020,000 967,149
REIT, 5.00%, 2/15/2033 25,000 25,542
REIT, 5.35%, 6/1/2034 350,000 362,264
Essential Properties LP
REIT, 2.95%, 7/15/2031(a) 250,000 228,819
REIT, 5.40%, 12/1/2035 80,000 80,272
Essex Portfolio LP
REIT, 3.63%, 5/1/2027(a) 150,000 149,426
REIT, 1.70%, 3/1/2028(a) 250,000 238,375
REIT, 4.00%, 3/1/2029(a) 251,000 249,449
REIT, 3.00%, 1/15/2030 202,000 192,162
REIT, 1.65%, 1/15/2031 150,000 131,010
REIT, 2.65%, 3/15/2032 50,000 44,580
REIT, 5.50%, 4/1/2034 480,000 494,523
Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028 435,000 413,564
REIT, 5.45%, 8/15/2030(a) 250,000 259,049
REIT, 2.00%, 8/15/2031(a) 300,000 261,268
REIT, 4.15%, 4/15/2032(a) 400,000 386,210
REIT, 4.95%, 1/15/2033(a) 300,000 299,385
REIT, 5.50%, 8/15/2033 150,000 153,861
REIT, 4.88%, 2/1/2035 600,000 585,114
Mid-America Apartments LP
REIT, 5.30%, 2/15/2032(a) 25,000 26,036
REIT, 4.65%, 1/15/2033(a) 170,000 169,431
REIT, 4.95%, 3/1/2035 50,000 50,187
Store Capital LLC
REIT, 4.50%, 3/15/2028 170,000 170,620
REIT, 4.63%, 3/15/2029 41,000 40,906
Sun Communities Operating LP
REIT, 2.70%, 7/15/2031 510,000 463,233
REIT, 4.20%, 4/15/2032(a) 350,000 339,707

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Residential REITs - 1.3% (continued)
Tanger Properties LP
REIT, 3.88%, 7/15/2027 $ 150,000 $ 149,308
REIT, 2.75%, 9/1/2031(a) 200,000 181,702
8,843,775
Retail REITs - 0 .6%
Agree LP
REIT, 2.00%, 6/15/2028(a) 52,000 49,706
REIT, 2.90%, 10/1/2030(a) 150,000 140,227
REIT, 4.80%, 10/1/2032(a) 250,000 251,913
REIT, 2.60%, 6/15/2033(a) 150,000 129,432
REIT, 5.63%, 6/15/2034 300,000 313,788
REIT, 5.60%, 6/15/2035 150,000 156,648
Brixmor Operating Partnership LP
REIT, 3.90%, 3/15/2027(a) 400,000 399,394
Federal Realty OP LP
REIT, 5.38%, 5/1/2028(a) 400,000 410,309
NNN REIT, Inc.
REIT, 3.50%, 10/15/2027(a) 86,000 85,302
REIT, 4.30%, 10/15/2028 50,000 50,289
REIT, 2.50%, 4/15/2030 100,000 92,926
REIT, 4.60%, 2/15/2031(a) 500,000 503,279
REIT, 5.60%, 10/15/2033 275,000 286,662
REIT, 5.50%, 6/15/2034 250,000 258,026
Realty Income Corp.
REIT, 3.00%, 1/15/2027 40,000 39,716
REIT, 3.20%, 1/15/2027(a) 550,000 546,631
3,714,248
Semiconductors & Semiconductor Equipment - 3 .8%
Analog Devices, Inc.
4.25%, 6/15/2028 210,000 211,588
1.70%, 10/1/2028 50,000 47,293
Applied Materials, Inc.
4.80%, 6/15/2029 150,000 153,929
Broadcom Corp.
3.50%, 1/15/2028 320,000 317,908
Broadcom, Inc.
5.05%, 7/12/2027 787,000 800,956
4.80%, 4/15/2028 1,130,000 1,151,952
4.00%, 4/15/2029(d) 1,210,000 1,206,654
4.75%, 4/15/2029 650,000 662,540
5.05%, 7/12/2029(a) 1,770,000 1,823,547
4.35%, 2/15/2030 1,940,000 1,950,954
4.60%, 7/15/2030 3,000,000 3,041,983
4.15%, 11/15/2030 126,000 125,313
5.15%, 11/15/2031 470,000 487,255
4.15%, 4/15/2032(a)(d) 1,300,000 1,271,622
4.90%, 7/15/2032 570,000 581,645
4.30%, 11/15/2032(a) 1,050,000 1,035,638
2.60%, 2/15/2033 240,000 210,890
3.42%, 4/15/2033 1,210,000 1,118,078
4.80%, 10/15/2034 2,350,000 2,346,293
5.20%, 7/15/2035 1,050,000 1,072,949
3.14%, 11/15/2035(d) 430,000 369,775
4.95%, 1/15/2036 810,000 809,190
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 3.8% (continued)
KLA Corp.
4.65%, 7/15/2032(a) $ 570,000 $ 578,575
4.70%, 2/1/2034(a) 164,000 164,490
5.65%, 11/1/2034 150,000 159,098
Lam Research Corp.
4.00%, 3/15/2029(a) 350,000 350,331
1.90%, 6/15/2030(a) 400,000 364,201
Microchip Technology, Inc.
4.90%, 3/15/2028 350,000 355,565
NVIDIA Corp.
2.85%, 4/1/2030 390,000 372,700
NXP BV
5.00%, 1/15/2033(a) 645,000 653,118
Qorvo, Inc.
4.38%, 10/15/2029(a) 132,000 129,946
QUALCOMM, Inc.
1.65%, 5/20/2032 50,000 42,656
Skyworks Solutions, Inc.
3.00%, 6/1/2031(a) 275,000 249,679
Texas Instruments, Inc.
3.65%, 8/16/2032 50,000 48,197
4.90%, 3/14/2033 250,000 257,733
TSMC Arizona Corp.
4.13%, 4/22/2029 40,000 40,228
2.50%, 10/25/2031(a) 750,000 682,756
25,247,225
Software - 3 .2%
Adobe, Inc.
2.15%, 2/1/2027(a) 312,000 307,370
4.80%, 4/4/2029(a) 400,000 410,642
2.30%, 2/1/2030 873,000 817,121
4.95%, 4/4/2034(a) 280,000 287,396
AppLovin Corp.
5.13%, 12/1/2029(a) 400,000 410,307
5.38%, 12/1/2031 500,000 516,798
5.50%, 12/1/2034 720,000 737,135
Autodesk, Inc.
3.50%, 6/15/2027 510,000 506,798
2.85%, 1/15/2030 330,000 312,825
2.40%, 12/15/2031(a) 511,000 455,178
Cadence Design Systems, Inc.
4.20%, 9/10/2027(a) 300,000 301,224
4.30%, 9/10/2029(a) 600,000 603,835
4.70%, 9/10/2034(a) 800,000 795,696
Fortinet, Inc.
2.20%, 3/15/2031(a) 250,000 224,184
Intuit, Inc.
1.35%, 7/15/2027(a) 200,000 193,393
5.13%, 9/15/2028(a) 350,000 360,290
1.65%, 7/15/2030(a) 150,000 134,721
5.20%, 9/15/2033(a) 1,100,000 1,140,943
Oracle Corp.
2.30%, 3/25/2028 200,000 191,057
2.95%, 4/1/2030(a) 700,000 646,782
4.45%, 9/26/2030(a) 250,000 244,026

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 3.2% (continued)
Oracle Corp. (continued)
5.25%, 2/3/2032 $ 400,000 $ 399,504
4.30%, 7/8/2034(a) 80,000 72,244
3.90%, 5/15/2035 240,000 206,885
5.50%, 8/3/2035 300,000 292,483
5.20%, 9/26/2035(a) 500,000 476,498
Roper Technologies, Inc.
1.40%, 9/15/2027(a) 500,000 480,431
4.20%, 9/15/2028 426,000 427,813
2.95%, 9/15/2029 800,000 766,982
2.00%, 6/30/2030 377,000 341,003
1.75%, 2/15/2031(a) 639,000 560,921
4.75%, 2/15/2032(a) 350,000 352,155
4.90%, 10/15/2034 1,125,000 1,117,036
5.10%, 9/15/2035(a) 320,000 319,515
Salesforce, Inc.
1.95%, 7/15/2031 390,000 346,736
ServiceNow, Inc.
1.40%, 9/1/2030 910,000 802,329
Trimble, Inc.
4.90%, 6/15/2028(a) 350,000 355,317
6.10%, 3/15/2033 700,000 748,499
VMware LLC
3.90%, 8/21/2027(a) 395,000 395,094
1.80%, 8/15/2028(a) 500,000 473,830
4.70%, 5/15/2030 242,000 246,091
2.20%, 8/15/2031 850,000 756,735
Workday, Inc.
3.50%, 4/1/2027(a) 500,000 497,285
3.70%, 4/1/2029(a) 400,000 394,638
3.80%, 4/1/2032(a) 850,000 811,899
21,239,644
Specialized REITs - 1 .2%
American Tower Corp.
REIT, 3.60%, 1/15/2028 310,000 307,309
REIT, 1.50%, 1/31/2028(a) 200,000 190,234
REIT, 5.50%, 3/15/2028(a) 60,000 61,683
REIT, 5.25%, 7/15/2028(a) 700,000 719,800
REIT, 5.80%, 11/15/2028(a) 270,000 281,939
REIT, 3.80%, 8/15/2029 250,000 246,519
REIT, 4.90%, 3/15/2030(a) 680,000 694,594
REIT, 1.88%, 10/15/2030 50,000 44,729
REIT, 5.65%, 3/15/2033(a) 600,000 631,089
Crown Castle, Inc.
REIT, 5.60%, 6/1/2029(a) 350,000 363,355
REIT, 2.50%, 7/15/2031 50,000 44,786
CubeSmart LP
REIT, 2.25%, 12/15/2028(a) 300,000 285,326
REIT, 4.38%, 2/15/2029(a) 150,000 150,650
REIT, 3.00%, 2/15/2030 150,000 142,144
REIT, 2.00%, 2/15/2031 200,000 177,047
REIT, 2.50%, 2/15/2032 250,000 221,835
REIT, 5.13%, 11/1/2035(a) 190,000 189,869
EPR Properties
REIT, 4.50%, 6/1/2027 303,000 303,490
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 1.2% (continued)
EPR Properties (continued)
REIT, 4.95%, 4/15/2028 $ 153,000 $ 154,435
REIT, 3.75%, 8/15/2029(a) 250,000 243,078
REIT, 4.75%, 11/15/2030 140,000 138,843
REIT, 3.60%, 11/15/2031 400,000 370,971
Public Storage Operating Co.
REIT, 3.09%, 9/15/2027(a) 400,000 396,010
REIT, 4.38%, 7/1/2030(a) 1,010,000 1,018,889
REIT, 2.25%, 11/9/2031(a) 50,000 44,734
Weyerhaeuser Co.
REIT, 6.95%, 10/1/2027 150,000 156,883
REIT, 7.38%, 3/15/2032 180,000 204,852
REIT, 6.88%, 12/15/2033(a) 185,000 206,565
7,991,658
Specialty Retail - 2 .8%
AutoNation, Inc.
3.80%, 11/15/2027 540,000 537,077
2.40%, 8/1/2031(a) 50,000 44,234
AutoZone, Inc.
6.25%, 11/1/2028(a) 316,000 333,355
3.75%, 4/18/2029 150,000 148,019
5.10%, 7/15/2029(a) 400,000 411,624
4.00%, 4/15/2030(a) 275,000 271,497
1.65%, 1/15/2031(a) 350,000 306,988
4.75%, 8/1/2032(a) 395,000 398,102
4.75%, 2/1/2033(a) 250,000 249,728
5.20%, 8/1/2033 100,000 102,307
6.55%, 11/1/2033(a) 215,000 238,162
5.40%, 7/15/2034(a) 250,000 257,653
Best Buy Co., Inc.
1.95%, 10/1/2030(a) 290,000 260,841
Dick's Sporting Goods, Inc.
3.15%, 1/15/2032(a) 200,000 184,317
Home Depot, Inc. (The)
4.88%, 6/25/2027(a) 620,000 629,822
3.90%, 12/6/2028 25,000 25,094
4.90%, 4/15/2029 99,000 101,848
2.95%, 6/15/2029 876,000 849,586
4.75%, 6/25/2029(a) 550,000 563,945
2.70%, 4/15/2030(a) 750,000 710,125
1.38%, 3/15/2031(a) 625,000 543,540
4.85%, 6/25/2031 300,000 310,374
1.88%, 9/15/2031(a) 450,000 397,033
3.25%, 4/15/2032(a) 778,000 733,303
4.50%, 9/15/2032 100,000 101,123
4.95%, 6/25/2034(a) 1,150,000 1,172,437
4.65%, 9/15/2035 300,000 296,654
Lowe's Cos., Inc.
1.70%, 9/15/2028(a) 180,000 169,867
6.50%, 3/15/2029(a) 290,000 310,470
1.70%, 10/15/2030 370,000 329,379
2.63%, 4/1/2031(a) 600,000 551,766
3.75%, 4/1/2032(a) 875,000 839,276
5.00%, 4/15/2033(a) 575,000 587,843
5.15%, 7/1/2033(a) 700,000 721,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 2.8% (continued)
O'Reilly Automotive, Inc.
3.60%, 9/1/2027 $ 501,000 $ 497,984
4.35%, 6/1/2028(a) 400,000 402,763
3.90%, 6/1/2029(a) 700,000 694,629
4.20%, 4/1/2030 50,000 49,939
1.75%, 3/15/2031 250,000 219,531
4.70%, 6/15/2032(a) 875,000 882,933
5.00%, 8/19/2034 100,000 100,587
Ross Stores, Inc.
1.88%, 4/15/2031 350,000 308,782
TJX Cos., Inc. (The)
1.15%, 5/15/2028 250,000 235,590
3.88%, 4/15/2030(a) 281,000 279,812
1.60%, 5/15/2031 250,000 219,502
Tractor Supply Co.
1.75%, 11/1/2030(a) 600,000 533,236
5.25%, 5/15/2033(a) 400,000 412,613
18,526,290
Technology Hardware, Storage & Peripherals - 0 .5%
Apple, Inc.
2.20%, 9/11/2029 382,000 361,212
1.25%, 8/20/2030(a) 175,000 155,272
1.65%, 2/8/2031 150,000 133,904
1.70%, 8/5/2031(a) 200,000 177,034
HP, Inc.
3.00%, 6/17/2027 300,000 296,002
4.00%, 4/15/2029 72,000 71,275
NetApp, Inc.
2.38%, 6/22/2027(a) 250,000 244,566
2.70%, 6/22/2030(a) 400,000 372,669
5.50%, 3/17/2032 650,000 676,256
5.70%, 3/17/2035 350,000 364,119
Teledyne FLIR LLC
2.50%, 8/1/2030 200,000 185,243
Western Digital Corp.
2.85%, 2/1/2029 300,000 286,164
3.10%, 2/1/2032(a) 100,000 92,279
3,415,995
Textiles, Apparel & Luxury Goods - 0 .3%
NIKE, Inc.
2.85%, 3/27/2030(a) 100,000 95,422
Ralph Lauren Corp.
5.00%, 6/15/2032(a) 500,000 514,702
Tapestry, Inc.
4.13%, 7/15/2027 1,438,000 1,438,469
5.10%, 3/11/2030(a) 200,000 205,034
2,253,627
Tobacco - 3 .0%
Altria Group, Inc.
6.20%, 11/1/2028 400,000 421,468
4.80%, 2/14/2029 1,389,000 1,412,977
3.40%, 5/6/2030(a) 723,000 697,260
4.50%, 8/6/2030(a) 292,000 294,111
2.45%, 2/4/2032 1,050,000 929,242
6.88%, 11/1/2033(a) 300,000 337,401
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 3.0% (continued)
Altria Group, Inc. (continued)
5.63%, 2/6/2035(a) $ 100,000 $ 103,771
5.25%, 8/6/2035(a) 150,000 151,392
BAT Capital Corp.
2.26%, 3/25/2028(a) 500,000 482,075
Philip Morris International, Inc.
4.38%, 11/1/2027(a) 145,000 146,382
5.13%, 11/17/2027(a) 433,000 442,165
4.88%, 2/15/2028 10,000 10,188
4.13%, 4/28/2028(a) 350,000 351,729
5.25%, 9/7/2028 930,000 959,392
4.88%, 2/13/2029(a) 1,570,000 1,607,342
3.38%, 8/15/2029 122,000 119,242
4.63%, 11/1/2029(a) 250,000 254,416
5.63%, 11/17/2029(a) 1,885,000 1,982,747
5.13%, 2/15/2030(a) 1,557,000 1,607,283
4.38%, 4/30/2030(a) 2,200,000 2,213,022
2.10%, 5/1/2030 520,000 476,724
5.50%, 9/7/2030(a) 245,000 257,210
5.13%, 2/13/2031(a) 200,000 207,002
5.75%, 11/17/2032(a) 640,000 682,707
5.38%, 2/15/2033(a) 1,535,000 1,597,543
5.63%, 9/7/2033(a) 580,000 613,705
5.25%, 2/13/2034(a) 860,000 887,789
4.90%, 11/1/2034(a) 350,000 351,970
4.88%, 4/30/2035(a) 250,000 249,812
19,848,067
Trading Companies & Distributors - 0 .3%
Air Lease Corp.
2.20%, 1/15/2027 27,000 26,544
3.63%, 12/1/2027 150,000 148,782
5.85%, 12/15/2027 25,000 25,755
5.30%, 2/1/2028(a) 300,000 306,021
4.63%, 10/1/2028(a) 150,000 151,082
5.10%, 3/1/2029(a) 250,000 254,682
3.13%, 12/1/2030 50,000 46,689
2.88%, 1/15/2032(a) 35,000 31,494
Ferguson Enterprises, Inc.
4.35%, 3/15/2031 180,000 179,351
5.00%, 10/3/2034(a) 350,000 351,463
GATX Corp.
4.00%, 6/30/2030(a) 100,000 98,113
WW Grainger, Inc.
4.45%, 9/15/2034(a) 300,000 296,387
1,916,363
Water Utilities - 0 .0% (e)
Essential Utilities, Inc.
4.80%, 8/15/2027 100,000 101,253
Wireless Telecommunication Services - 0 .2%
T-Mobile USA, Inc.
5.75%, 1/15/2034 1,520,000 1,604,524
Total Corporate Bonds
(Cost $639,193,758) 648,449,646

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 18 .2% (f)
CERTIFICATES OF DEPOSIT - 3 .8%
Bank of Montreal, Chicago
(SOFR + 0.31%), 3.96%,
5/29/2026(g) $ 2,000,000 $ 2,000,872
(SOFR + 0.35%), 4.00%,
11/18/2026(g) 1,000,000 1,000,541
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 3.99%,
7/1/2026(g) 1,000,000 999,989
Barclays Bank plc, New York
(SOFR + 0.22%), 3.86%,
4/10/2026(g) 2,000,000 1,999,994
(SOFR + 0.25%), 3.89%,
4/29/2026(g) 1,000,000 1,000,072
Credit Agricole CIB, New York
(SOFR + 0.27%), 3.92%,
6/5/2026(g) 2,000,000 2,000,436
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 3.88%,
5/11/2026(g) 1,000,000 1,000,222
(SOFR + 0.25%), 3.89%,
5/27/2026(g) 1,000,000 1,000,294
National Australia Bank, New York
(SOFR + 0.25%), 3.90%,
3/17/2026(g) 1,000,000 1,000,000
Royal Bank of Canada, New York
(SOFR + 0.35%), 4.00%,
11/12/2026(g) 2,000,000 2,001,068
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.22%), 3.87%,
4/9/2026(g) 3,000,000 3,000,579
(SOFR + 0.21%), 3.86%,
7/23/2026(g) 2,000,000 2,000,286
Sumitomo Mitsui Trust Bank Ltd.,
London
4.00%, 3/4/2026 1,000,000 1,000,000
4.00%, 3/11/2026 2,000,000 2,000,000
Sumitomo Mitsui Trust Bank Ltd.,
New York
4.40%, 2/3/2026 2,000,000 2,000,000
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 3.84%,
4/6/2026(g) 1,000,000 1,000,127
Total Certificates of Deposit
(Cost $25,000,000) 25,004,480
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS - 14 .4%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$40,490,801, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $40,900,369 $ 40,482,570 $ 40,482,570
TD Securities (USA) LLC
3.73%, dated 1/31/2026, due
2/2/2026, repurchase price
$50,010,361, collateralized by
various Common Stocks; total
market value $54,699,595 50,000,000 50,000,000
TD Securities (USA) LLC
3.93%, dated 1/31/2026, due
3/6/2026, repurchase price
$4,014,847, collateralized by
various Common Stocks; total
market value $4,375,968 4,000,000 4,000,000
Total Repurchase Agreements
(Cost $94,482,570) 94,482,570
Total Securities Lending Reinvestments
(Cost $119,482,570) 119,487,050
SHORT-TERM INVESTMENTS - 1 .7% (h)
U.S. GOVERNMENT AGENCY SECURITIES - 1 .7%
FNMA
3.45%, 2/2/2026
(Cost $10,998,946) 11,000,000 10,996,810
Total Investments - 118.6%
(Cost $769,675,274) 778,933,506
Liabilities in excess of other assets - (18.6%) (121,886,964)
NET ASSETS - 100.0% $657,046,542
(a)
The security or a portion of this security is on loan
at January 31, 2026. The total value of securities
on loan at January 31, 2026 was $129,539,112,
collateralized in the form of cash with a value of
$119,482,570 that was reinvested in the securities
shown in the Securities Lending Reinvestment
section of the Schedule of Investments and
$17,289,987 of collateral in the form of U.S.
Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates
ranging from February 15, 2026 – May 15, 2055; a
total value of $136,772,557.
(b)
Step bond. Interest rate is a fixed rate for an
initial period that either resets at a specific date
or may reset in the future at a contingent upon
predetermined trigger. The interest rate shown was
the current rate as of January 31, 2026.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

(c)
Security issued at a fixed coupon rate, which
converts to a variable rate at a future date. Rate
shown is the rate in effect as of period end.
(d)
Security exempt from registration pursuant to Rule
144A under the Securities Act of 1933, as amended.
These securities may be resold in transactions
exempt from registration to qualified institutional
investors. At January 31, 2026, the value of these
securities amounted to approximately $4,585,817 or
0.70% of net assets.
(e)
Represents less than 0.05% of net assets.
(f)
The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $119,487,050.
(g)
Variable or floating rate security, linked to the
referenced benchmark. The interest rate shown is the
rate in effect as of January 31, 2026.
(h)
The rate shown was the current yield as of January
31, 2026.
Percentages shown are based on Net Assets.
Abbreviations
FNMA — Federal National Mortgage Association
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
Security Type % of Net Assets
Corporate Bonds 98 .7%
Securities Lending Reinvestments 18 .2
Short-Term Investments 1 .7
Others
(1)
( 18 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
January 31, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 96 .8%
Aerospace & Defense - 0 .7%
Boeing Co. (The)
5.93%, 5/1/2060 $ 20,000 $ 19,681
General Dynamics Corp.
4.25%, 4/1/2040 20,000 18,217
General Electric Co.
4.50%, 3/11/2044 5,000 4,510
Howmet Aerospace, Inc.
5.95%, 2/1/2037 70,000 75,627
Lockheed Martin Corp.
5.90%, 11/15/2063 15,000 15,544
5.20%, 2/15/2064 20,000 18,575
Precision Castparts Corp.
3.90%, 1/15/2043 5,000 4,178
4.38%, 6/15/2045 60,000 52,150
RTX Corp.
4.50%, 6/1/2042 40,000 36,222
244,704
Air Freight & Logistics - 0 .1%
FedEx Corp.
5.25%, 5/15/2050 20,000 18,692
Automobile Components - 0 .2%
Aptiv Swiss Holdings Ltd.
4.15%, 5/1/2052 50,000 38,510
Lear Corp.
5.25%, 5/15/2049 35,000 31,895
3.55%, 1/15/2052 20,000 13,613
84,018
Banks - 6 .7%
Bank of America Corp.
7.75%, 5/14/2038 135,000 164,482
2.68%, 6/19/2041(a) 35,000 25,648
4.08%, 3/20/2051(a) 30,000 23,968
Barclays plc
5.86%, 8/11/2046(a) 80,000 82,086
Citigroup, Inc.
6.13%, 8/25/2036 105,000 111,025
5.32%, 3/26/2041(a) 75,000 74,635
5.88%, 1/30/2042 60,000 63,039
2.90%, 11/3/2042(a) 85,000 62,658
6.68%, 9/13/2043 70,000 77,718
5.30%, 5/6/2044 60,000 58,061
4.75%, 5/18/2046 115,000 100,996
4.65%, 7/23/2048 100,000 87,911
5.61%, 3/4/2056(a) 25,000 24,819
6.88%, 2/15/2098 20,000 23,370
Cooperatieve Rabobank UA
5.25%, 5/24/2041 95,000 94,700
5.75%, 12/1/2043 50,000 50,221
Fifth Third Bancorp
8.25%, 3/1/2038 35,000 43,003
HSBC Holdings plc
6.50%, 5/2/2036 80,000 86,336
6.50%, 9/15/2037 5,000 5,416
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 6.7% (continued)
HSBC Holdings plc (continued)
6.80%, 6/1/2038 $ 65,000 $ 72,762
6.33%, 3/9/2044(a) 30,000 32,764
5.25%, 3/14/2044 225,000 219,096
HSBC USA, Inc.
7.20%, 7/15/2097 5,000 6,022
JPMorgan Chase & Co.
6.40%, 5/15/2038 15,000 16,814
3.11%, 4/22/2041(a) 65,000 50,693
3.96%, 11/15/2048(a) 115,000 92,479
3.33%, 4/22/2052(a) 5,000 3,529
Lloyds Banking Group plc
3.37%, 12/14/2046(a) 65,000 48,405
4.34%, 1/9/2048 50,000 41,630
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 40,000 34,747
Regions Banks
6.45%, 6/26/2037 25,000 26,860
Sumitomo Mitsui Financial Group, Inc.
5.80%, 7/8/2046(a) 55,000 55,560
5.57%, 1/15/2047(a) 40,000 39,966
Wells Fargo & Co.
5.61%, 1/15/2044 80,000 79,298
4.65%, 11/4/2044 40,000 34,984
4.75%, 12/7/2046 105,000 92,129
5.01%, 4/4/2051(a) 180,000 164,456
4.61%, 4/25/2053(a) 10,000 8,569
Westpac Banking Corp.
3.13%, 11/18/2041 55,000 41,564
2,422,419
Beverages - 1 .3%
Coca-Cola Co. (The)
4.20%, 3/25/2050 155,000 129,957
2.60%, 6/1/2050 5,000 3,104
3.00%, 3/5/2051 30,000 20,059
2.50%, 3/15/2051 40,000 24,085
5.30%, 5/13/2054 20,000 19,535
5.20%, 1/14/2055 10,000 9,602
2.75%, 6/1/2060 130,000 75,905
5.40%, 5/13/2064 140,000 135,773
Keurig Dr Pepper, Inc.
4.50%, 11/15/2045 20,000 16,776
5.09%, 5/25/2048 35,000 31,261
PepsiCo, Inc.
3.60%, 8/13/2042 15,000 12,157
478,214
Biotechnology - 1 .5%
AbbVie, Inc.
4.05%, 11/21/2039 35,000 31,152
4.40%, 11/6/2042 35,000 31,132
4.25%, 11/21/2049 45,000 37,064
5.50%, 3/15/2064 65,000 62,950

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Biotechnology - 1.5% (continued)
Amgen, Inc.
5.65%, 3/2/2053 $ 5,000 $ 4,921
5.75%, 3/2/2063 105,000 102,658
Biogen, Inc.
5.20%, 9/15/2045 100,000 92,358
3.25%, 2/15/2051 10,000 6,578
6.45%, 5/15/2055 5,000 5,271
Gilead Sciences, Inc.
4.50%, 2/1/2045 30,000 26,546
5.55%, 10/15/2053 15,000 14,902
5.50%, 11/15/2054 10,000 9,851
5.60%, 11/15/2064 80,000 79,199
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050 75,000 45,957
550,539
Broadline Retail - 1 .5%
Amazon.com, Inc.
3.88%, 8/22/2037 120,000 108,843
5.45%, 11/20/2055 5,000 4,869
4.25%, 8/22/2057 220,000 175,627
2.70%, 6/3/2060 95,000 53,454
5.55%, 11/20/2065 135,000 130,982
eBay, Inc.
4.00%, 7/15/2042 10,000 8,266
3.65%, 5/10/2051 75,000 55,030
537,071
Building Products - 0 .5%
Johnson Controls International plc
4.95%, 7/2/2064(b) 35,000 30,120
Masco Corp.
4.50%, 5/15/2047 35,000 29,665
Trane Technologies Financing Ltd.
4.50%, 3/21/2049 80,000 68,858
Trane Technologies Holdco, Inc.
5.75%, 6/15/2043 35,000 36,455
4.30%, 2/21/2048 20,000 16,798
181,896
Capital Markets - 2 .4%
Affiliated Managers Group, Inc.
5.50%, 2/15/2036 30,000 30,016
BlackRock Funding, Inc.
5.25%, 3/14/2054 25,000 23,754
Brookfield Finance, Inc.
5.97%, 3/4/2054 20,000 20,287
5.81%, 3/3/2055 30,000 29,736
Goldman Sachs Group, Inc. (The)
4.02%, 10/31/2038(a) 70,000 62,632
3.21%, 4/22/2042(a) 5,000 3,825
2.91%, 7/21/2042(a) 30,000 21,930
4.75%, 10/21/2045 15,000 13,514
5.56%, 11/19/2045(a) 95,000 94,492
Moody's Corp.
2.75%, 8/19/2041 5,000 3,619
5.25%, 7/15/2044 20,000 19,497
4.88%, 12/17/2048 25,000 22,466
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 2.4% (continued)
Moody’s Corp. (continued)
3.25%, 5/20/2050 $ 30,000 $ 20,315
3.75%, 2/25/2052 55,000 41,101
3.10%, 11/29/2061 140,000 85,850
Morgan Stanley
4.30%, 1/27/2045 20,000 17,272
5.60%, 3/24/2051(a) 50,000 49,845
5.52%, 11/19/2055(a) 35,000 34,537
Nasdaq, Inc.
5.95%, 8/15/2053 15,000 15,529
6.10%, 6/28/2063 85,000 88,441
Raymond James Financial, Inc.
3.75%, 4/1/2051 75,000 55,563
5.65%, 9/11/2055 20,000 19,566
S&P Global, Inc.
4.50%, 5/15/2048 15,000 12,908
3.90%, 3/1/2062 125,000 92,603
879,298
Chemicals - 1 .4%
CF Industries, Inc.
4.95%, 6/1/2043 60,000 54,150
5.38%, 3/15/2044 55,000 51,990
Dow Chemical Co. (The)
9.40%, 5/15/2039 5,000 6,447
Ecolab, Inc.
5.50%, 12/8/2041 10,000 10,299
2.70%, 12/15/2051 55,000 34,096
2.75%, 8/18/2055 37,000 22,426
FMC Corp.
6.38%, 5/18/2053 5,000 3,788
Linde, Inc.
3.55%, 11/7/2042 35,000 28,085
LYB International Finance BV
5.25%, 7/15/2043 45,000 38,763
LYB International Finance III LLC
3.38%, 10/1/2040 20,000 14,417
4.20%, 10/15/2049 20,000 14,230
3.80%, 10/1/2060 20,000 12,292
LyondellBasell Industries NV
4.63%, 2/26/2055 20,000 15,018
RPM International, Inc.
5.25%, 6/1/2045 20,000 18,979
Sherwin-Williams Co. (The)
4.00%, 12/15/2042 20,000 16,524
4.50%, 6/1/2047 125,000 106,950
3.80%, 8/15/2049 50,000 37,565
2.90%, 3/15/2052 40,000 24,770
510,789
Commercial Services & Supplies - 0 .1%
Republic Services, Inc.
6.20%, 3/1/2040 15,000 16,540
Communications Equipment - 1 .8%
Cisco Systems, Inc.
5.90%, 2/15/2039 125,000 134,462
5.50%, 1/15/2040 215,000 222,503

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Communications Equipment - 1.8% (continued)
Cisco Systems, Inc. (continued)
5.30%, 2/26/2054 $ 155,000 $ 148,118
5.50%, 2/24/2055 35,000 34,553
5.35%, 2/26/2064 55,000 52,052
Motorola Solutions, Inc.
5.50%, 9/1/2044 30,000 29,222
Nokia OYJ
6.63%, 5/15/2039 30,000 32,212
653,122
Construction & Engineering - 0 .1%
Valmont Industries, Inc.
5.00%, 10/1/2044 50,000 45,952
5.25%, 10/1/2054 5,000 4,669
50,621
Construction Materials - 0 .5%
Martin Marietta Materials, Inc.
3.20%, 7/15/2051 5,000 3,366
5.50%, 12/1/2054 80,000 77,416
Vulcan Materials Co.
4.50%, 6/15/2047 5,000 4,271
4.70%, 3/1/2048 50,000 43,924
5.70%, 12/1/2054 55,000 54,741
183,718
Consumer Staples Distribution & Retail - 0 .8%
Kroger Co. (The)
6.90%, 4/15/2038 50,000 57,360
5.15%, 8/1/2043 5,000 4,709
5.65%, 9/15/2064 45,000 42,825
Sysco Corp.
6.60%, 4/1/2040 35,000 38,775
4.85%, 10/1/2045 10,000 9,051
3.30%, 2/15/2050 35,000 24,431
6.60%, 4/1/2050 70,000 77,436
3.15%, 12/14/2051 60,000 40,054
294,641
Containers & Packaging - 0 .1%
Packaging Corp. of America
4.05%, 12/15/2049 35,000 27,877
3.05%, 10/1/2051 5,000 3,273
31,150
Diversified REITs - 0 .9%
GLP Capital LP
REIT, 5.75%, 11/1/2037 5,000 4,960
REIT, 6.25%, 9/15/2054 45,000 44,625
Simon Property Group LP
REIT, 4.75%, 3/15/2042 75,000 69,123
REIT, 3.80%, 7/15/2050 40,000 30,222
REIT, 5.85%, 3/8/2053 55,000 56,011
VICI Properties LP
REIT, 5.63%, 5/15/2052 60,000 56,152
REIT, 6.13%, 4/1/2054 45,000 45,059
306,152
Diversified Telecommunication Services - 4 .5%
AT&T, Inc.
3.50%, 6/1/2041 65,000 51,085
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 4.5% (continued)
AT&T, Inc. (continued)
5.55%, 8/15/2041 $ 75,000 $ 74,015
3.65%, 6/1/2051 50,000 35,051
3.50%, 9/15/2053 185,000 123,571
3.55%, 9/15/2055 30,000 19,925
6.05%, 8/15/2056 210,000 210,176
3.80%, 12/1/2057 95,000 65,397
3.65%, 9/15/2059 140,000 92,378
Comcast Corp.
5.35%, 5/15/2053 300,000 269,806
5.50%, 5/15/2064 85,000 76,256
Telefonica Emisiones SA
5.21%, 3/8/2047 20,000 17,909
4.90%, 3/6/2048 50,000 42,363
Verizon Communications, Inc.
4.27%, 1/15/2036 186,000 174,320
2.65%, 11/20/2040 50,000 35,628
3.40%, 3/22/2041 260,000 202,603
2.85%, 9/3/2041 10,000 7,194
6.00%, 11/30/2065 150,000 148,383
1,646,060
Electric Utilities - 8 .3%
AEP Texas, Inc.
Series G, 4.15%, 5/1/2049 20,000 15,363
3.45%, 5/15/2051 15,000 10,172
5.25%, 5/15/2052 35,000 31,905
5.85%, 10/15/2055 35,000 34,411
Alabama Power Co.
5.50%, 3/15/2041 20,000 19,894
4.10%, 1/15/2042 20,000 16,831
3.75%, 3/1/2045 20,000 15,748
4.30%, 1/2/2046 10,000 8,396
3.13%, 7/15/2051 5,000 3,319
American Electric Power Co., Inc.
Series D, 6.05%, 3/15/2056(a) 30,000 29,791
Appalachian Power Co.
7.00%, 4/1/2038 20,000 22,657
4.45%, 6/1/2045 20,000 16,747
Series Y, 4.50%, 3/1/2049 45,000 37,082
Arizona Public Service Co.
5.90%, 8/15/2055 95,000 96,714
CenterPoint Energy Houston Electric LLC
4.50%, 4/1/2044 20,000 17,514
Duke Energy Corp.
4.80%, 12/15/2045 75,000 66,267
3.75%, 9/1/2046 285,000 216,087
4.20%, 6/15/2049 20,000 15,791
5.00%, 8/15/2052 140,000 123,179
5.80%, 6/15/2054 25,000 24,703
5.70%, 9/15/2055 5,000 4,865
Duke Energy Florida LLC
6.40%, 6/15/2038 20,000 22,244
Duke Energy Indiana LLC
6.35%, 8/15/2038 5,000 5,522

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 8.3% (continued)
Emera US Finance LP
4.75%, 6/15/2046 $ 80,000 $ 68,417
Evergy Kansas Central, Inc.
4.13%, 3/1/2042 95,000 80,654
4.10%, 4/1/2043 35,000 29,377
3.25%, 9/1/2049 125,000 85,608
Evergy Metro, Inc.
5.30%, 10/1/2041 15,000 14,879
FirstEnergy Corp.
Series C, 3.40%, 3/1/2050 70,000 48,530
Georgia Power Co.
4.30%, 3/15/2042 5,000 4,390
4.30%, 3/15/2043 30,000 25,984
Series A, 3.25%, 3/15/2051 155,000 106,212
Iberdrola International BV
6.75%, 7/15/2036 15,000 17,014
Idaho Power Co.
3.65%, 3/1/2045 15,000 11,461
Series K, 4.20%, 3/1/2048 25,000 20,446
5.50%, 3/15/2053 20,000 19,513
5.80%, 4/1/2054 30,000 30,490
Indiana Michigan Power Co.
3.25%, 5/1/2051 20,000 13,424
5.63%, 4/1/2053 20,000 19,918
International Transmission Co.
4.63%, 8/15/2043 35,000 31,135
Interstate Power and Light Co.
5.60%, 6/29/2035 20,000 20,806
3.10%, 11/30/2051 20,000 12,861
5.60%, 10/1/2055 95,000 92,310
Louisville Gas and Electric Co.
5.13%, 11/15/2040 5,000 4,879
4.38%, 10/1/2045 65,000 55,081
Mississippi Power Co.
Series 12-A, 4.25%,
3/15/2042 50,000 42,973
Nevada Power Co.
Series R, 6.75%, 7/1/2037 20,000 22,445
5.38%, 9/15/2040 20,000 19,810
5.45%, 5/15/2041 25,000 25,053
Series EE, 3.13%, 8/1/2050 20,000 13,105
Series GG, 5.90%, 5/1/2053 20,000 20,130
Ohio Power Co.
Series R, 2.90%, 10/1/2051 20,000 12,401
Oklahoma Gas and Electric Co.
5.85%, 6/1/2040 5,000 5,157
5.25%, 5/15/2041 30,000 29,443
4.15%, 4/1/2047 30,000 24,652
5.80%, 4/1/2055 90,000 90,811
Pacific Gas and Electric Co.
4.95%, 7/1/2050 20,000 16,960
PacifiCorp
6.25%, 10/15/2037 30,000 31,500
6.00%, 1/15/2039 20,000 20,386
4.13%, 1/15/2049 50,000 37,522
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 8.3% (continued)
PacifiCorp (continued)
4.15%, 2/15/2050 $ 170,000 $ 127,376
3.30%, 3/15/2051 50,000 32,130
2.90%, 6/15/2052 55,000 32,459
5.35%, 12/1/2053 20,000 17,636
5.50%, 5/15/2054 25,000 22,524
Public Service Co. of Colorado
4.75%, 8/15/2041 35,000 32,192
5.75%, 5/15/2054 5,000 5,002
5.85%, 5/15/2055 20,000 20,219
Public Service Co. of Oklahoma
5.45%, 1/15/2036 90,000 92,057
Series K, 3.15%, 8/15/2051 20,000 13,035
Southern Co. (The)
4.25%, 7/1/2036 135,000 126,116
Southwestern Electric Power Co.
Series J, 3.90%, 4/1/2045 120,000 92,851
3.25%, 11/1/2051 20,000 13,158
Tampa Electric Co.
6.15%, 5/15/2037 5,000 5,363
4.20%, 5/15/2045 35,000 28,200
Tucson Electric Power Co.
3.25%, 5/1/2051 20,000 13,425
5.50%, 4/15/2053 20,000 19,212
5.90%, 4/15/2055 35,000 35,644
Union Electric Co.
5.30%, 8/1/2037 20,000 20,430
5.45%, 3/15/2053 20,000 19,318
Wisconsin Electric Power Co.
3.65%, 12/15/2042 100,000 78,751
4.30%, 12/15/2045 5,000 4,155
Wisconsin Power and Light Co.
7.60%, 10/1/2038 35,000 41,476
Wisconsin Public Service Corp.
4.75%, 11/1/2044 20,000 17,990
2.85%, 12/1/2051 35,000 22,154
3,013,812
Electrical Equipment - 0 .1%
ABB Finance USA, Inc.
4.38%, 5/8/2042 44,000 38,926
Electronic Equipment, Instruments & Components - 0 .6%
Amphenol Corp.
4.63%, 2/15/2036 10,000 9,781
5.38%, 11/15/2054 125,000 121,664
Corning, Inc.
5.75%, 8/15/2040 5,000 5,244
4.75%, 3/15/2042 20,000 18,483
5.35%, 11/15/2048 5,000 4,880
5.45%, 11/15/2079 40,000 36,869
Tyco Electronics Group SA
7.13%, 10/1/2037 30,000 35,161
232,082
Entertainment - 0 .4%
Electronic Arts, Inc.
2.95%, 2/15/2051 35,000 32,504

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 0.4% (continued)
NBCUniversal Media LLC
4.45%, 1/15/2043 $ 65,000 $ 55,278
Netflix, Inc.
5.40%, 8/15/2054 35,000 33,481
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/1/2041 35,000 30,583
Walt Disney Co. (The)
7.75%, 12/1/2045 5,000 6,313
158,159
Financial Services - 1 .8%
Apollo Global Management, Inc.
5.80%, 5/21/2054 55,000 54,152
Equitable Holdings, Inc.
5.00%, 4/20/2048 5,000 4,497
Fiserv, Inc.
4.40%, 7/1/2049 15,000 11,802
Mastercard, Inc.
3.80%, 11/21/2046 150,000 119,674
3.95%, 2/26/2048 40,000 32,144
3.85%, 3/26/2050 110,000 85,621
2.95%, 3/15/2051 50,000 32,783
National Rural Utilities Cooperative Finance
Corp.
4.30%, 3/15/2049 35,000 29,228
Visa, Inc.
2.70%, 4/15/2040 20,000 15,324
4.30%, 12/14/2045 255,000 221,350
3.65%, 9/15/2047 10,000 7,765
Western Union Co. (The)
6.20%, 6/21/2040 15,000 15,510
Woodside Finance Ltd.
5.70%, 9/12/2054 35,000 33,017
662,867
Food Products - 0 .6%
General Mills, Inc.
5.40%, 6/15/2040 50,000 50,211
Ingredion, Inc.
6.63%, 4/15/2037 20,000 22,204
3.90%, 6/1/2050 45,000 33,956
Kellanova
4.50%, 4/1/2046 5,000 4,411
5.75%, 5/16/2054 30,000 30,077
Kraft Heinz Foods Co.
6.88%, 1/26/2039 10,000 11,161
Mead Johnson Nutrition Co.
4.60%, 6/1/2044 5,000 4,457
Mondelez International, Inc.
2.63%, 9/4/2050 20,000 11,973
Tyson Foods, Inc.
5.15%, 8/15/2044 30,000 28,423
4.55%, 6/2/2047 5,000 4,307
201,180
Gas Utilities - 1 .2%
Atmos Energy Corp.
5.50%, 6/15/2041 140,000 142,875
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Gas Utilities - 1.2% (continued)
Atmos Energy Corp. (continued)
4.30%, 10/1/2048 $ 95,000 $ 78,750
2.85%, 2/15/2052 65,000 40,567
5.75%, 10/15/2052 60,000 60,740
6.20%, 11/15/2053 5,000 5,397
5.00%, 12/15/2054 75,000 67,885
Piedmont Natural Gas Co., Inc.
4.65%, 8/1/2043 20,000 17,844
3.64%, 11/1/2046 35,000 26,181
440,239
Ground Transportation - 3 .2%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037 10,000 11,060
5.75%, 5/1/2040 50,000 52,675
5.40%, 6/1/2041 35,000 35,595
4.95%, 9/15/2041 25,000 24,146
4.40%, 3/15/2042 20,000 17,889
4.38%, 9/1/2042 35,000 31,072
4.45%, 3/15/2043 55,000 48,828
5.15%, 9/1/2043 110,000 106,584
4.55%, 9/1/2044 20,000 17,799
4.70%, 9/1/2045 45,000 40,714
3.90%, 8/1/2046 35,000 28,026
4.15%, 12/15/2048 35,000 28,601
3.05%, 2/15/2051 20,000 13,216
3.30%, 9/15/2051 10,000 6,915
2.88%, 6/15/2052 15,000 9,417
4.45%, 1/15/2053 165,000 138,972
5.20%, 4/15/2054 110,000 103,630
Canadian National Railway Co.
4.50%, 11/7/2043 20,000 17,484
Canadian Pacific Railway Co.
6.13%, 9/15/2115 35,000 35,413
Uber Technologies, Inc.
5.35%, 9/15/2054 75,000 71,363
Union Pacific Corp.
3.25%, 2/5/2050 80,000 55,286
5.60%, 12/1/2054 35,000 34,872
3.95%, 8/15/2059 110,000 81,714
3.84%, 3/20/2060 80,000 58,002
5.15%, 1/20/2063 30,000 27,424
4.10%, 9/15/2067 35,000 25,786
3.75%, 2/5/2070 10,000 6,802
3.80%, 4/6/2071 20,000 13,709
3.85%, 2/14/2072 35,000 24,193
1,167,187
Health Care Equipment & Supplies - 2 .0%
Abbott Laboratories
4.75%, 11/30/2036 90,000 89,521
6.15%, 11/30/2037 45,000 49,712
6.00%, 4/1/2039 35,000 38,252
5.30%, 5/27/2040 80,000 82,108
4.90%, 11/30/2046 155,000 144,501
Boston Scientific Corp.
4.55%, 3/1/2039 20,000 19,076

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 2.0% (continued)
Boston Scientific Corp. (continued)
7.38%, 1/15/2040 $ 65,000 $ 79,703
4.70%, 3/1/2049 20,000 17,992
Covidien International Finance SA
6.55%, 10/15/2037 5,000 5,551
STERIS Irish FinCo. UnLtd Co.
3.75%, 3/15/2051 85,000 63,613
Stryker Corp.
4.10%, 4/1/2043 15,000 12,647
4.38%, 5/15/2044 25,000 21,553
4.63%, 3/15/2046 65,000 57,959
2.90%, 6/15/2050 75,000 49,036
731,224
Health Care Providers & Services - 3 .4%
Cardinal Health, Inc.
4.60%, 3/15/2043 35,000 30,771
4.50%, 11/15/2044 20,000 17,198
4.90%, 9/15/2045 80,000 72,267
4.37%, 6/15/2047 30,000 24,942
Cencora, Inc.
4.25%, 3/1/2045 40,000 33,895
4.30%, 12/15/2047 30,000 25,154
Cigna Group (The)
4.90%, 12/15/2048 20,000 17,733
6.00%, 1/15/2056 20,000 20,378
CVS Health Corp.
5.05%, 3/25/2048 85,000 74,749
6.25%, 9/15/2065 5,000 4,991
Elevance Health, Inc.
4.85%, 8/15/2054 20,000 16,849
HCA, Inc.
5.13%, 6/15/2039 25,000 24,128
5.50%, 6/15/2047 50,000 47,187
5.25%, 6/15/2049 70,000 63,408
3.50%, 7/15/2051 65,000 44,114
4.63%, 3/15/2052 60,000 48,971
5.90%, 6/1/2053 60,000 58,687
6.00%, 4/1/2054 150,000 148,808
5.95%, 9/15/2054 60,000 59,193
6.20%, 3/1/2055 90,000 91,609
5.70%, 11/15/2055 30,000 28,581
6.10%, 4/1/2064 50,000 49,636
Laboratory Corp. of America Holdings
4.70%, 2/1/2045 30,000 26,688
McKesson Corp.
4.88%, 3/15/2044 50,000 45,273
OhioHealth Corp.
Series 2020, 3.04%,
11/15/2050 90,000 61,170
UnitedHealth Group, Inc.
2.75%, 5/15/2040 30,000 22,171
3.70%, 8/15/2049 95,000 70,165
1,228,716
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care REITs - 0 .2%
Ventas Realty LP
REIT, 5.70%, 9/30/2043 $ 35,000 $ 35,294
Welltower OP LLC
REIT, 6.50%, 3/15/2041 45,000 50,437
85,731
Hotels, Restaurants & Leisure - 1 .5%
Marriott International, Inc.
5.50%, 4/15/2037 65,000 66,338
McDonald's Corp.
6.30%, 3/1/2038 50,000 55,222
3.63%, 5/1/2043 15,000 11,837
4.60%, 5/26/2045 30,000 26,453
4.88%, 12/9/2045 255,000 232,406
4.45%, 3/1/2047 20,000 17,122
3.63%, 9/1/2049 80,000 59,011
5.15%, 9/9/2052 50,000 46,556
5.45%, 8/14/2053 15,000 14,583
529,528
Household Products - 0 .4%
Church & Dwight Co., Inc.
3.95%, 8/1/2047 20,000 15,988
5.00%, 6/15/2052 35,000 32,153
Colgate-Palmolive Co.
4.00%, 8/15/2045 10,000 8,512
3.70%, 8/1/2047 35,000 27,653
Kimberly-Clark Corp.
5.30%, 3/1/2041 15,000 15,220
3.70%, 6/1/2043 55,000 43,424
142,950
Independent Power and Renewable Electricity Producers - 0 .4%
Southern Power Co.
5.15%, 9/15/2041 65,000 62,773
5.25%, 7/15/2043 20,000 19,108
Series F, 4.95%, 12/15/2046 55,000 48,967
130,848
Industrial Conglomerates - 0 .0% (c)
3M Co.
5.70%, 3/15/2037 10,000 10,511
Industrial REITs - 0 .1%
Prologis LP
REIT, 5.25%, 5/15/2035 5,000 5,137
REIT, 2.13%, 10/15/2050 65,000 35,093
40,230
Insurance - 7 .0%
Aflac, Inc.
6.45%, 8/15/2040 20,000 22,002
4.00%, 10/15/2046 25,000 20,045
4.75%, 1/15/2049 45,000 39,537
Alleghany Corp.
4.90%, 9/15/2044 25,000 23,004
3.25%, 8/15/2051 30,000 20,315
Allstate Corp. (The)
4.20%, 12/15/2046 80,000 65,427
6.50%, 5/15/2057(a) 20,000 21,020

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 7.0% (continued)
American Financial Group, Inc.
4.50%, 6/15/2047 $ 35,000 $ 29,449
Aon Corp.
2.90%, 8/23/2051 5,000 3,125
3.90%, 2/28/2052 50,000 37,465
Aon Global Ltd.
4.25%, 12/12/2042 90,000 75,540
4.45%, 5/24/2043 15,000 12,949
4.60%, 6/14/2044 35,000 30,735
4.75%, 5/15/2045 45,000 40,160
Aon North America, Inc.
5.75%, 3/1/2054 135,000 134,621
Arch Capital Finance LLC
5.03%, 12/15/2046 20,000 18,692
Arch Capital Group Ltd.
3.64%, 6/30/2050 35,000 25,992
Arch Capital Group US, Inc.
5.14%, 11/1/2043 40,000 37,855
Arthur J Gallagher & Co.
3.50%, 5/20/2051 20,000 13,838
3.05%, 3/9/2052 10,000 6,288
5.75%, 3/2/2053 30,000 29,394
6.75%, 2/15/2054 20,000 22,172
5.75%, 7/15/2054 20,000 19,616
5.55%, 2/15/2055 5,000 4,783
Athene Holding Ltd.
3.95%, 5/25/2051 35,000 24,503
3.45%, 5/15/2052 30,000 18,928
6.25%, 4/1/2054 130,000 126,562
6.63%, 5/19/2055 30,000 30,675
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 25,000 20,704
4.25%, 1/15/2049 75,000 62,381
3.85%, 3/15/2052 50,000 38,165
Brighthouse Financial, Inc.
4.70%, 6/22/2047 65,000 47,972
Brown & Brown, Inc.
4.95%, 3/17/2052 45,000 39,078
6.25%, 6/23/2055 85,000 87,900
Chubb INA Holdings LLC
6.00%, 5/11/2037 65,000 70,502
Fairfax Financial Holdings Ltd.
6.35%, 3/22/2054 45,000 47,097
6.10%, 3/15/2055 35,000 35,274
Hartford Insurance Group, Inc. (The)
5.95%, 10/15/2036 25,000 26,777
6.63%, 3/30/2040 60,000 66,692
6.10%, 10/1/2041 20,000 21,325
4.40%, 3/15/2048 25,000 21,210
Markel Group, Inc.
5.00%, 3/30/2043 20,000 18,346
5.00%, 4/5/2046 45,000 40,750
4.30%, 11/1/2047 5,000 4,046
5.00%, 5/20/2049 75,000 66,598
4.15%, 9/17/2050 5,000 3,876
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 7.0% (continued)
Markel Group, Inc. (continued)
3.45%, 5/7/2052 $ 45,000 $ 30,523
6.00%, 5/16/2054 40,000 40,451
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047 20,000 16,926
4.90%, 3/15/2049 110,000 99,572
6.25%, 11/1/2052 35,000 37,805
5.45%, 3/15/2053 165,000 159,873
Old Republic International Corp.
3.85%, 6/11/2051 35,000 25,329
Progressive Corp. (The)
4.35%, 4/25/2044 5,000 4,320
Prudential Financial, Inc.
4.35%, 2/25/2050 20,000 16,511
3.70%, 3/13/2051 35,000 25,805
Transatlantic Holdings, Inc.
8.00%, 11/30/2039 35,000 43,620
Travelers Cos., Inc. (The)
6.25%, 6/15/2037 5,000 5,540
5.70%, 7/24/2055 50,000 50,902
Trinity Acquisition plc
6.13%, 8/15/2043 15,000 15,103
Unum Group
5.75%, 8/15/2042 75,000 74,824
W R Berkley Corp.
6.25%, 2/15/2037 20,000 21,894
4.75%, 8/1/2044 25,000 22,408
4.00%, 5/12/2050 35,000 27,021
3.15%, 9/30/2061 35,000 21,015
Willis North America, Inc.
5.05%, 9/15/2048 20,000 18,002
3.88%, 9/15/2049 40,000 30,098
5.90%, 3/5/2054 55,000 55,161
2,516,088
Interactive Media & Services - 3 .8%
Alphabet, Inc.
1.90%, 8/15/2040 30,000 20,192
2.05%, 8/15/2050 90,000 48,555
5.25%, 5/15/2055 110,000 104,805
2.25%, 8/15/2060 120,000 61,166
5.30%, 5/15/2065 270,000 252,344
5.70%, 11/15/2075 150,000 147,269
Meta Platforms, Inc.
4.45%, 8/15/2052 140,000 112,375
5.60%, 5/15/2053 290,000 275,106
5.40%, 8/15/2054 50,000 46,080
4.65%, 8/15/2062 95,000 75,770
5.75%, 5/15/2063 140,000 133,027
5.55%, 8/15/2064 45,000 41,312
5.75%, 11/15/2065 60,000 56,732
1,374,733
IT Services - 0 .3%
International Business Machines Corp.
4.70%, 2/19/2046 125,000 110,363

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
IT Services - 0.3% (continued)
International Business Machines Corp.
(continued)
4.25%, 5/15/2049 $ 5,000 $ 4,037
114,400
Leisure Products - 0 .2%
Brunswick Corp.
5.10%, 4/1/2052 2,000 1,563
Hasbro, Inc.
6.35%, 3/15/2040 35,000 36,673
Mattel, Inc.
6.20%, 10/1/2040 20,000 20,304
58,540
Machinery - 1 .1%
Dover Corp.
6.60%, 3/15/2038 20,000 22,244
5.38%, 3/1/2041 40,000 40,468
Fortive Corp.
4.30%, 6/15/2046 25,000 20,794
Illinois Tool Works, Inc.
4.88%, 9/15/2041 75,000 71,938
3.90%, 9/1/2042 69,000 58,408
Ingersoll Rand, Inc.
5.70%, 6/15/2054 20,000 20,064
Otis Worldwide Corp.
3.11%, 2/15/2040 35,000 27,493
Parker-Hannifin Corp.
4.00%, 6/14/2049 75,000 60,695
Snap-on, Inc.
3.10%, 5/1/2050 75,000 50,869
Xylem, Inc.
4.38%, 11/1/2046 35,000 29,611
402,584
Media - 1 .6%
Charter Communications Operating LLC
3.50%, 3/1/2042 10,000 6,944
6.48%, 10/23/2045 20,000 18,824
5.38%, 5/1/2047 15,000 12,315
4.80%, 3/1/2050 45,000 34,100
5.25%, 4/1/2053 110,000 87,856
5.50%, 4/1/2063 30,000 23,726
Fox Corp.
5.48%, 1/25/2039 65,000 64,809
5.58%, 1/25/2049 130,000 124,484
Omnicom Group, Inc.
3.38%, 3/1/2041 25,000 18,820
5.40%, 10/1/2048 15,000 13,737
Paramount Global
6.88%, 4/30/2036 35,000 34,151
4.38%, 3/15/2043 20,000 13,775
4.95%, 5/19/2050 30,000 21,046
Time Warner Cable LLC
7.30%, 7/1/2038 45,000 47,780
5.50%, 9/1/2041 60,000 52,622
574,989
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 2 .6%
Barrick North America Finance LLC
7.50%, 9/15/2038 $ 20,000 $ 23,729
5.70%, 5/30/2041 60,000 61,107
5.75%, 5/1/2043 70,000 71,521
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039 20,000 21,027
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043 35,000 33,329
5.50%, 9/8/2053 15,000 14,861
Newmont Corp.
5.75%, 11/15/2041 10,000 10,197
Reliance, Inc.
6.85%, 11/15/2036 20,000 22,606
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 20,000 19,940
2.75%, 11/2/2051 130,000 80,268
Rio Tinto Finance USA plc
4.13%, 8/21/2042 50,000 42,966
5.13%, 3/9/2053 35,000 32,671
5.75%, 3/14/2055 95,000 96,793
5.88%, 3/14/2065 140,000 143,272
Southern Copper Corp.
6.75%, 4/16/2040 20,000 22,782
5.25%, 11/8/2042 80,000 77,762
5.88%, 4/23/2045 45,000 46,904
Vale Overseas Ltd.
6.88%, 11/21/2036 35,000 39,656
6.88%, 11/10/2039 35,000 39,707
6.40%, 6/28/2054 35,000 35,988
937,086
Multi-Utilities - 1 .6%
Ameren Illinois Co.
4.80%, 12/15/2043 5,000 4,541
4.30%, 7/1/2044 20,000 16,867
5.63%, 3/1/2055 110,000 109,894
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 20,000 21,675
5.95%, 5/15/2037 20,000 21,518
3.80%, 7/15/2048 50,000 38,187
4.45%, 1/15/2049 20,000 16,632
4.25%, 10/15/2050 40,000 32,319
2.85%, 5/15/2051 60,000 37,265
4.60%, 5/1/2053 35,000 29,431
Consumers Energy Co.
4.35%, 8/31/2064 55,000 43,203
NiSource, Inc.
5.95%, 6/15/2041 15,000 15,437
5.65%, 2/1/2045 20,000 19,879
Puget Sound Energy, Inc.
5.64%, 4/15/2041 5,000 5,009
4.30%, 5/20/2045 30,000 24,969
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041 50,000 51,684
4.40%, 6/1/2043 25,000 21,481
3.95%, 10/1/2046 30,000 23,381

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1.6% (continued)
Southern Co. Gas Capital Corp. (continued)
4.40%, 5/30/2047 $ 20,000 $ 16,692
Series 21A, 3.15%, 9/30/2051 20,000 13,015
563,079
Oil, Gas & Consumable Fuels - 10 .6%
Canadian Natural Resources Ltd.
6.50%, 2/15/2037 25,000 26,995
6.25%, 3/15/2038 55,000 58,225
6.75%, 2/1/2039 30,000 32,736
4.95%, 6/1/2047 75,000 66,255
Cenovus Energy, Inc.
5.40%, 6/15/2047 22,000 20,236
3.75%, 2/15/2052 60,000 42,518
ConocoPhillips Co.
4.03%, 3/15/2062 100,000 72,817
Continental Resources, Inc.
4.90%, 6/1/2044 60,000 48,557
Coterra Energy, Inc.
5.90%, 2/15/2055 35,000 34,061
Devon Energy Corp.
5.75%, 9/15/2054 20,000 19,001
Diamondback Energy, Inc.
6.25%, 3/15/2053 20,000 20,460
5.75%, 4/18/2054 5,000 4,777
5.90%, 4/18/2064 45,000 42,983
Eastern Energy Gas Holdings LLC
6.20%, 1/15/2055 35,000 36,551
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043 20,000 17,715
3.90%, 11/15/2049 20,000 14,947
Enbridge Energy Partners LP
5.50%, 9/15/2040 30,000 29,844
7.38%, 10/15/2045 125,000 144,963
Enbridge, Inc.
4.50%, 6/10/2044 5,000 4,246
4.00%, 11/15/2049 20,000 15,388
3.40%, 8/1/2051 20,000 13,663
6.70%, 11/15/2053 45,000 49,503
5.95%, 4/5/2054 40,000 40,448
Energy Transfer LP
6.10%, 2/15/2042 10,000 10,074
4.95%, 1/15/2043 10,000 8,815
5.15%, 2/1/2043 75,000 67,798
5.30%, 4/1/2044 10,000 9,140
5.00%, 5/15/2044(b) 20,000 17,580
5.35%, 5/15/2045 25,000 22,725
6.13%, 12/15/2045 55,000 54,678
5.30%, 4/15/2047 35,000 31,381
5.40%, 10/1/2047 55,000 49,902
6.25%, 4/15/2049 130,000 129,634
5.00%, 5/15/2050 25,000 21,125
5.95%, 5/15/2054 50,000 47,671
6.05%, 9/1/2054 30,000 29,033
Enterprise Products Operating LLC
7.55%, 4/15/2038 15,000 18,036
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.6% (continued)
Enterprise Products Operating LLC (continued)
4.85%, 8/15/2042 $ 255,000 $ 236,175
5.10%, 2/15/2045 20,000 18,766
4.90%, 5/15/2046 40,000 36,320
3.70%, 1/31/2051 20,000 14,716
3.30%, 2/15/2053 5,000 3,354
4.95%, 10/15/2054 20,000 17,736
3.95%, 1/31/2060 75,000 54,800
EOG Resources, Inc.
5.35%, 1/15/2036 65,000 66,733
4.95%, 4/15/2050 65,000 58,192
5.65%, 12/1/2054 20,000 19,653
5.95%, 7/15/2055 25,000 25,617
Exxon Mobil Corp.
3.00%, 8/16/2039 10,000 7,991
3.57%, 3/6/2045 140,000 109,630
3.10%, 8/16/2049 125,000 85,106
4.33%, 3/19/2050 175,000 146,604
3.45%, 4/15/2051 255,000 182,938
Hess Corp.
6.00%, 1/15/2040 25,000 26,921
5.60%, 2/15/2041 80,000 82,767
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 45,000 51,049
5.50%, 3/1/2044 5,000 4,834
Kinder Morgan, Inc.
5.55%, 6/1/2045 10,000 9,711
Occidental Petroleum Corp.
4.63%, 6/15/2045 15,000 12,025
6.60%, 3/15/2046 30,000 31,018
4.40%, 8/15/2049 20,000 14,987
ONEOK, Inc.
7.15%, 1/15/2051 15,000 16,692
6.63%, 9/1/2053 15,000 15,785
6.25%, 10/15/2055 10,000 10,054
Plains All American Pipeline LP
5.60%, 1/15/2036 95,000 96,384
5.15%, 6/1/2042 32,000 29,528
Shell Finance US, Inc.
6.38%, 12/15/2038(d) 65,000 72,562
4.00%, 5/10/2046 35,000 28,371
3.13%, 11/7/2049(d) 5,000 3,372
Spectra Energy Partners LP
5.95%, 9/25/2043 20,000 20,230
4.50%, 3/15/2045 10,000 8,464
Suncor Energy, Inc.
6.80%, 5/15/2038 95,000 105,206
6.50%, 6/15/2038 30,000 32,285
6.85%, 6/1/2039 35,000 38,640
4.00%, 11/15/2047 30,000 22,972
3.75%, 3/4/2051 5,000 3,564
TotalEnergies Capital International SA
3.39%, 6/29/2060 35,000 22,818
TotalEnergies Capital SA
5.49%, 4/5/2054 50,000 48,617

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.6% (continued)
TotalEnergies Capital SA (continued)
5.64%, 4/5/2064 $ 120,000 $ 116,878
5.43%, 9/10/2064 55,000 51,794
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 60,000 64,074
7.63%, 1/15/2039 65,000 77,250
Valero Energy Corp.
6.63%, 6/15/2037 25,000 27,577
Western Midstream Operating LP
5.45%, 4/1/2044 50,000 45,754
5.30%, 3/1/2048 55,000 47,928
5.50%, 8/15/2048 20,000 17,807
5.25%, 2/1/2050(b) 90,000 77,288
Williams Cos., Inc. (The)
5.95%, 3/15/2056 20,000 20,005
XTO Energy, Inc.
6.75%, 8/1/2037 35,000 40,268
3,854,291
Pharmaceuticals - 3 .8%
AstraZeneca plc
6.45%, 9/15/2037 5,000 5,660
Eli Lilly & Co.
5.95%, 11/15/2037 20,000 21,646
4.15%, 3/15/2059 35,000 27,616
5.10%, 2/9/2064 135,000 123,722
5.20%, 8/14/2064 75,000 69,965
5.60%, 2/12/2065 73,000 72,582
5.65%, 10/15/2065 80,000 79,978
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 5,000 5,600
Johnson & Johnson
5.85%, 7/15/2038 35,000 38,319
Merck & Co., Inc.
6.55%, 9/15/2037 75,000 84,928
3.60%, 9/15/2042 35,000 28,188
3.70%, 2/10/2045 50,000 39,619
2.75%, 12/10/2051 100,000 61,587
2.90%, 12/10/2061 65,000 37,623
5.15%, 5/17/2063 95,000 86,356
5.70%, 12/4/2065 80,000 78,827
Novartis Capital Corp.
4.20%, 9/18/2034 5,000 4,883
4.40%, 5/6/2044 80,000 71,035
4.00%, 11/20/2045 65,000 54,116
4.70%, 9/18/2054 50,000 44,394
5.30%, 11/5/2055 20,000 19,330
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 5/19/2063 110,000 102,317
Royalty Pharma plc
3.30%, 9/2/2040 10,000 7,771
5.90%, 9/2/2054 35,000 34,805
Utah Acquisition Sub, Inc.
5.25%, 6/15/2046 10,000 8,309
Viatris, Inc.
4.00%, 6/22/2050 20,000 13,420
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 3.8% (continued)
Zoetis, Inc.
4.70%, 2/1/2043 $ 105,000 $ 96,044
4.45%, 8/20/2048 20,000 17,099
3.00%, 5/15/2050 35,000 23,407
1,359,146
Professional Services - 0 .1%
Verisk Analytics, Inc.
5.50%, 6/15/2045 20,000 19,404
3.63%, 5/15/2050 20,000 14,410
33,814
Residential REITs - 0 .0% (c)
ERP Operating LP
REIT, 4.50%, 7/1/2044 10,000 8,928
Semiconductors & Semiconductor Equipment - 1 .8%
Analog Devices, Inc.
5.30%, 12/15/2045 20,000 19,512
5.30%, 4/1/2054 30,000 28,906
Applied Materials, Inc.
5.85%, 6/15/2041 5,000 5,323
Broadcom, Inc.
3.19%, 11/15/2036(d) 30,000 25,424
KLA Corp.
5.00%, 3/15/2049 90,000 83,587
4.95%, 7/15/2052 5,000 4,556
5.25%, 7/15/2062 35,000 32,556
Lam Research Corp.
4.88%, 3/15/2049 60,000 55,158
3.13%, 6/15/2060 15,000 9,335
NVIDIA Corp.
3.70%, 4/1/2060 125,000 91,275
NXP BV
3.13%, 2/15/2042 25,000 18,258
QUALCOMM, Inc.
4.80%, 5/20/2045 50,000 45,559
4.30%, 5/20/2047 150,000 125,687
4.50%, 5/20/2052 10,000 8,414
Texas Instruments, Inc.
4.15%, 5/15/2048 5,000 4,138
4.10%, 8/16/2052 5,000 3,996
5.15%, 2/8/2054 15,000 14,208
5.05%, 5/18/2063 70,000 63,061
638,953
Software - 4 .0%
AppLovin Corp.
5.95%, 12/1/2054 45,000 44,506
Intuit, Inc.
5.50%, 9/15/2053 95,000 91,689
Microsoft Corp.
2.53%, 6/1/2050 115,000 69,696
2.92%, 3/17/2052 60,000 39,083
4.75%, 11/3/2055 95,000 85,880
2.68%, 6/1/2060 225,000 127,808
3.04%, 3/17/2062 140,000 86,319
Oracle Corp.
3.80%, 11/15/2037 80,000 64,414

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 4.0% (continued)
Oracle Corp. (continued)
3.60%, 4/1/2040 $ 80,000 $ 59,088
4.13%, 5/15/2045 25,000 17,922
4.00%, 11/15/2047 60,000 41,107
3.60%, 4/1/2050 30,000 18,712
3.95%, 3/25/2051 210,000 137,686
6.90%, 11/9/2052 95,000 93,192
5.55%, 2/6/2053 35,000 29,101
5.38%, 9/27/2054 20,000 16,069
6.00%, 8/3/2055 105,000 91,903
5.95%, 9/26/2055 5,000 4,409
3.85%, 4/1/2060 95,000 57,645
5.50%, 9/27/2064 35,000 27,740
6.13%, 8/3/2065 35,000 30,536
6.10%, 9/26/2065 45,000 39,205
Salesforce, Inc.
2.70%, 7/15/2041 50,000 35,857
2.90%, 7/15/2051 65,000 40,657
3.05%, 7/15/2061 150,000 89,350
1,439,574
Specialized REITs - 0 .2%
Public Storage Operating Co.
REIT, 5.35%, 8/1/2053 80,000 77,303
Specialty Retail - 2 .4%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 65,000 47,532
Home Depot, Inc. (The)
5.88%, 12/16/2036 80,000 86,334
5.40%, 9/15/2040 140,000 144,192
4.20%, 4/1/2043 35,000 30,405
4.88%, 2/15/2044 50,000 46,765
4.40%, 3/15/2045 45,000 39,190
4.25%, 4/1/2046 40,000 33,940
3.90%, 6/15/2047 35,000 27,828
4.50%, 12/6/2048 55,000 47,542
3.63%, 4/15/2052 145,000 106,572
4.95%, 9/15/2052 20,000 18,306
5.30%, 6/25/2054 20,000 19,199
3.50%, 9/15/2056 65,000 45,454
5.40%, 6/25/2064 35,000 33,509
Lowe's Cos., Inc.
5.00%, 4/15/2040 5,000 4,837
5.00%, 9/15/2043 35,000 33,852
4.25%, 4/1/2052 5,000 3,971
4.45%, 4/1/2062 65,000 51,015
5.80%, 9/15/2062 5,000 4,918
5.85%, 4/1/2063 30,000 29,524
TJX Cos., Inc. (The)
4.50%, 4/15/2050 20,000 17,303
872,188
Technology Hardware, Storage & Peripherals - 1 .9%
Apple, Inc.
3.85%, 5/4/2043 30,000 25,263
3.45%, 2/9/2045 50,000 38,785
4.38%, 5/13/2045 55,000 48,800
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals - 1.9% (continued)
Apple, Inc. (continued)
4.65%, 2/23/2046 $ 45,000 $ 40,922
3.75%, 11/13/2047 45,000 35,501
2.40%, 8/20/2050 40,000 23,596
2.65%, 2/8/2051 100,000 61,716
2.70%, 8/5/2051 5,000 3,096
3.95%, 8/8/2052 95,000 75,065
2.80%, 2/8/2061 125,000 72,075
2.85%, 8/5/2061 80,000 47,030
4.10%, 8/8/2062 195,000 152,046
HP, Inc.
6.00%, 9/15/2041 70,000 69,739
693,634
Tobacco - 3 .6%
Altria Group, Inc.
5.80%, 2/14/2039 75,000 76,731
3.40%, 2/4/2041 10,000 7,704
4.25%, 8/9/2042 45,000 37,608
4.50%, 5/2/2043 35,000 29,868
5.38%, 1/31/2044 265,000 254,064
3.88%, 9/16/2046 45,000 33,829
5.95%, 2/14/2049 120,000 119,615
4.45%, 5/6/2050 20,000 15,997
3.70%, 2/4/2051 110,000 77,599
4.00%, 2/4/2061 30,000 21,665
BAT Capital Corp.
4.39%, 8/15/2037 5,000 4,590
3.73%, 9/25/2040 20,000 16,231
4.54%, 8/15/2047 30,000 24,915
4.76%, 9/6/2049 20,000 16,927
3.98%, 9/25/2050 5,000 3,688
5.65%, 3/16/2052 5,000 4,736
7.08%, 8/2/2053 60,000 67,880
Philip Morris International, Inc.
6.38%, 5/16/2038 80,000 88,650
4.38%, 11/15/2041 35,000 31,084
4.50%, 3/20/2042 35,000 31,300
3.88%, 8/21/2042 50,000 41,206
4.13%, 3/4/2043 200,000 170,015
Reynolds American, Inc.
7.25%, 6/15/2037 15,000 17,289
5.85%, 8/15/2045 115,000 113,219
1,306,410
Trading Companies & Distributors - 0 .4%
WW Grainger, Inc.
4.60%, 6/15/2045 65,000 58,680
3.75%, 5/15/2046 20,000 15,840
4.20%, 5/15/2047 70,000 58,833
133,353
Water Utilities - 0 .1%
Essential Utilities, Inc.
5.30%, 5/1/2052 35,000 32,727
Wireless Telecommunication Services - 0 .4%
America Movil SAB de CV
6.13%, 3/30/2040 20,000 21,131

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.4% (continued)
T-Mobile USA, Inc.
5.25%, 6/15/2055 $ 5,000 $ 4,524
3.60%, 11/15/2060 205,000 135,498
161,153
Total Corporate Bonds
(Cost $35,664,069) 35,056,807
Total Investments - 96.8%
(Cost $35,664,069) 35,056,807
Other assets less liabilities - 3.2% 1,167,454
NET ASSETS - 100.0% $36,224,261
(a) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of January
31, 2026.
(c) Represents less than 0.05% of net assets.
(d) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At January
31, 2026, the value of these securities amounted to
approximately $101,358 or 0.28% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
Security Type % of Net Assets
Corporate Bonds 96 .8%
Others
(1)
3 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
High Yield Value-Scored US Bond Index Fund
January 31, 2026 (Unaudited)
tS
Investments
Principal
Amount Value
CORPORATE BONDS - 97 .5%
Aerospace & Defense - 1 .6%
Axon Enterprise, Inc.
6.13%, 3/15/2030(a) $ 595,000 $ 611,630
Bombardier, Inc.
6.00%, 2/15/2028(a) 185,000 185,278
BWX Technologies, Inc.
4.13%, 6/30/2028(a) 1,255,000 1,236,369
4.13%, 4/15/2029(a)(b) 1,274,000 1,247,713
Moog, Inc.
4.25%, 12/15/2027(a)(b) 1,175,000 1,168,840
TransDigm, Inc.
6.75%, 8/15/2028(a) 3,780,000 3,843,614
4.63%, 1/15/2029(b) 1,040,000 1,033,714
6.38%, 3/1/2029(a) 1,675,000 1,722,444
4.88%, 5/1/2029(b) 6,000 5,989
6.88%, 12/15/2030(a) 1,185,000 1,234,278
7.13%, 12/1/2031(a) 2,440,000 2,558,850
6.63%, 3/1/2032(a) 1,100,000 1,137,370
6.00%, 1/15/2033(a) 615,000 626,619
6.38%, 5/31/2033(a)(b) 2,450,000 2,494,130
19,106,838
Air Freight & Logistics - 0 .2%
Rand Parent LLC
8.50%, 2/15/2030(a) 2,085,000 2,178,847
Stonepeak Nile Parent LLC
7.25%, 3/15/2032(a) 600,000 633,836
2,812,683
Automobile Components - 2 .3%
Adient Global Holdings Ltd.
8.25%, 4/15/2031(a)(b) 605,000 633,906
7.50%, 2/15/2033(a)(b) 1,780,000 1,848,254
Allison Transmission, Inc.
3.75%, 1/30/2031(a)(b) 1,863,000 1,756,123
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028 158,000 158,168
5.00%, 10/1/2029(b) 1,090,000 1,063,446
7.75%, 10/15/2033(a) 1,115,000 1,147,031
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/2054(b)(c) 900,000 939,990
Clarios Global LP
6.75%, 5/15/2028(a) 200,000 204,640
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(a)(b) 850,000 756,884
Garrett Motion Holdings, Inc.
7.75%, 5/31/2032(a)(b) 3,760,000 3,980,734
Goodyear Tire & Rubber Co. (The)
5.63%, 4/30/2033 1,950,000 1,859,091
Icahn Enterprises LP
5.25%, 5/15/2027(b) 850,000 840,895
9.75%, 1/15/2029(b) 400,000 402,437
4.38%, 2/1/2029(b) 400,000 353,077
10.00%, 11/15/2029(a)(b) 554,000 559,200
9.00%, 6/15/2030(b) 600,000 585,454
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Components - 2.3% (continued)
IHO Verwaltungs GmbH
6.37%, 5/15/2029(a)(d) $ 1,420,000 $ 1,436,956
7.75%, 11/15/2030(a)(d) 200,000 210,264
8.00%, 11/15/2032(a)(b)(d) 800,000 852,576
JB Poindexter & Co., Inc.
8.75%, 12/15/2031(a) 1,400,000 1,454,334
Patrick Industries, Inc.
4.75%, 5/1/2029(a)(b) 640,000 633,528
6.38%, 11/1/2032(a) 200,000 204,695
Phinia, Inc.
6.75%, 4/15/2029(a) 265,000 273,938
6.63%, 10/15/2032(a)(b) 40,000 41,642
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a) 1,465,000 722,714
Tenneco, Inc.
8.00%, 11/17/2028(a) 1,585,000 1,594,432
ZF North America Capital, Inc.
6.88%, 4/14/2028(a)(b) 490,000 505,923
7.13%, 4/14/2030(a) 700,000 716,372
6.75%, 4/23/2030(a)(b) 90,000 90,237
7.50%, 3/24/2031(a) 555,000 568,869
26,395,810
Automobiles - 0 .7%
Jaguar Land Rover Automotive plc
4.50%, 10/1/2027(a) 1,975,000 1,956,351
5.88%, 1/15/2028(a)(b) 1,476,000 1,475,696
5.50%, 7/15/2029(a) 1,157,000 1,156,039
Nissan Motor Co. Ltd.
8.13%, 7/17/2035(a)(b) 1,260,000 1,345,581
PM General Purchaser LLC
9.50%, 10/1/2028(a) 1,520,000 1,388,049
Thor Industries, Inc.
4.00%, 10/15/2029(a)(b) 1,390,000 1,336,039
8,657,755
Biotechnology - 0 .2%
Genmab A/S
6.25%, 12/15/2032(a)(b) 550,000 563,771
7.25%, 12/15/2033(a) 1,100,000 1,164,195
1,727,966
Broadline Retail - 0 .9%
ANGI Group LLC
3.88%, 8/15/2028(a) 575,000 526,125
Getty Images, Inc.
11.25%, 2/21/2030(a) 3,150,000 2,819,542
GrubHub Holdings, Inc.
13.00%, 7/31/2030(a)(d) 857,500 680,382
Kohl's Corp.
10.00%, 6/1/2030(a) 50,000 54,774
5.12%, 5/1/2031(b)(e) 300,000 256,826
Macy's Retail Holdings LLC
5.88%, 3/15/2030(a) 160,000 161,649
6.13%, 3/15/2032(a) 1,020,000 1,030,963
6.70%, 7/15/2034(a) 1,440,000 1,401,137

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 0.9% (continued)
Macy’s Retail Holdings LLC (continued)
5.13%, 1/15/2042 $ 250,000 $ 205,676
Match Group Holdings II LLC
3.63%, 10/1/2031(a)(b) 150,000 135,834
Nordstrom, Inc.
4.00%, 3/15/2027 350,000 345,829
4.38%, 4/1/2030(b) 50,000 47,735
5.00%, 1/15/2044 1,000,000 742,674
Rakuten Group, Inc.
9.75%, 4/15/2029(a)(b) 2,120,000 2,375,150
10,784,296
Building Products - 1 .1%
Builders FirstSource, Inc.
6.75%, 5/15/2035(a)(b) 2,090,000 2,195,815
CP Atlas Buyer, Inc.
9.75%, 7/15/2030(a) 1,000,000 1,040,129
+ 0.00%), 12.75%,
1/15/2031(a)(d)(f) 1,386,009 1,273,245
Griffon Corp.
5.75%, 3/1/2028 1,660,000 1,659,529
Masterbrand, Inc.
7.00%, 7/15/2032(a)(b) 381,000 395,107
Miter Brands Acquisition Holdco, Inc.
6.75%, 4/1/2032(a) 975,000 1,001,386
MIWD Holdco II LLC
5.50%, 2/1/2030(a)(b) 590,000 573,179
Oscar Acquisition Co. LLC
9.50%, 4/15/2030(a) 1,285,000 748,513
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a) 1,112,000 1,115,473
8.88%, 11/15/2031(a)(b) 1,095,000 1,167,374
Standard Industries, Inc.
4.38%, 7/15/2030(a) 440,000 424,473
3.38%, 1/15/2031(a) 10,000 9,228
Wilsonart LLC
11.00%, 8/15/2032(a) 986,000 900,624
12,504,075
Capital Markets - 1 .0%
Aretec Group, Inc.
7.50%, 4/1/2029(a) 350,000 349,143
10.00%, 8/15/2030(a) 958,000 1,031,948
BlackRock TCP Capital Corp.
6.95%, 5/30/2029 750,000 742,832
Coinbase Global, Inc.
3.38%, 10/1/2028(a) 804,000 767,652
3.63%, 10/1/2031(a) 2,495,000 2,204,248
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)(b) 2,152,111 2,006,280
Dresdner Funding Trust I
8.15%, 6/30/2031(a) 925,000 1,016,873
Hightower Holding LLC
6.75%, 4/15/2029(a) 250,000 249,656
Jane Street Group
4.50%, 11/15/2029(a) 85,000 83,683
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 1.0% (continued)
Prospect Capital Corp.
3.44%, 10/15/2028 $ 50,000 $ 44,462
Stonex Escrow Issuer LLC
6.88%, 7/15/2032(a)(b) 1,430,000 1,475,329
StoneX Group, Inc.
7.88%, 3/1/2031(a) 250,000 265,971
VFH Parent LLC
7.50%, 6/15/2031(a)(b) 1,915,000 2,006,141
12,244,218
Chemicals - 3 .1%
Ashland, Inc.
3.38%, 9/1/2031(a)(b) 707,000 648,426
6.88%, 5/15/2043 465,000 491,487
ASP Unifrax Holdings, Inc.
7.10%, 9/30/2029(a)(d) 3,037,674 239,533
Cerdia Finanz GmbH
9.38%, 10/3/2031(a) 1,833,000 1,864,564
Chemours Co. (The)
4.63%, 11/15/2029(a)(b) 3,050,000 2,844,099
8.00%, 1/15/2033(a) 442,000 443,164
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)(b) 1,290,000 1,064,250
12.00%, 2/15/2031(a)(b) 1,420,000 1,192,658
CVR Partners LP
6.13%, 6/15/2028(a) 3,930,000 3,929,804
Element Solutions, Inc.
3.88%, 9/1/2028(a)(b) 1,070,000 1,042,873
FMC Corp.
3.45%, 10/1/2029(b) 3,600,000 3,233,730
5.65%, 5/18/2033(b) 1,720,000 1,522,488
8.45%, 11/1/2055(b)(c) 990,000 794,009
GPD Cos., Inc.
12.50%, 12/31/2029(a)(d) 363,657 189,171
HB Fuller Co.
4.00%, 2/15/2027 265,000 261,852
Herens Holdco Sarl
4.75%, 5/15/2028(a) 315,000 277,161
INEOS Finance plc
6.75%, 5/15/2028(a)(b) 960,000 841,489
7.50%, 4/15/2029(a)(b) 1,385,000 1,160,012
INEOS Quattro Finance 2 plc
9.63%, 3/15/2029(a)(b) 1,150,000 912,467
Ingevity Corp.
3.88%, 11/1/2028(a)(b) 505,000 491,169
Innophos Holdings, Inc.
11.50%, 6/15/2029(a) 642,000 630,765
Maxam Prill Sarl
7.75%, 7/15/2030(a)(b) 700,000 729,302
Methanex Corp.
5.13%, 10/15/2027 280,000 280,796
5.65%, 12/1/2044(b) 15,000 13,480
Methanex US Operations, Inc.
6.25%, 3/15/2032(a)(b) 850,000 876,534
NOVA Chemicals Corp.
5.25%, 6/1/2027(a) 40,000 40,187

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 3.1% (continued)
NOVA Chemicals Corp. (continued)
9.00%, 2/15/2030(a) $ 200,000 $ 213,286
Nufarm Australia Ltd.
5.00%, 1/27/2030(a)(b) 1,370,000 1,262,321
Olin Corp.
6.63%, 4/1/2033(a) 1,430,000 1,401,278
Olympus Water US Holding Corp.
4.25%, 10/1/2028(a) 350,000 340,183
6.25%, 10/1/2029(a)(b) 200,000 195,704
7.25%, 6/15/2031(a)(b) 380,000 389,518
7.25%, 2/15/2033(a) 800,000 796,887
Rain Carbon, Inc.
12.25%, 9/1/2029(a)(b) 1,050,000 1,115,671
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a) 1,358,000 1,354,702
Scotts Miracle-Gro Co. (The)
4.38%, 2/1/2032(b) 1,100,000 1,036,993
SK Invictus Intermediate II Sarl
5.00%, 10/30/2029(a) 330,000 324,720
Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a) 1,686,000 623,820
WR Grace Holdings LLC
4.88%, 6/15/2027(a) 298,000 298,000
5.63%, 8/15/2029(a)(b) 900,000 860,111
7.38%, 3/1/2031(a) 35,000 35,726
36,264,390
Commercial Services & Supplies - 3 .1%
ACCO Brands Corp.
4.25%, 3/15/2029(a)(b) 3,570,000 3,305,347
ADT Security Corp. (The)
4.13%, 8/1/2029(a)(b) 635,000 618,670
4.88%, 7/15/2032(a)(b) 671,000 649,772
5.88%, 10/15/2033(a) 750,000 760,312
Allied Universal Holdco LLC
4.63%, 6/1/2028(a) 625,000 617,010
6.00%, 6/1/2029(a) 275,000 272,664
7.88%, 2/15/2031(a) 640,000 673,550
APi Group DE, Inc.
4.13%, 7/15/2029(a) 600,000 583,500
4.75%, 10/15/2029(a) 275,000 269,623
Brink's Co. (The)
4.63%, 10/15/2027(a)(b) 335,000 334,968
Cimpress plc
7.38%, 9/15/2032(a)(b) 1,980,000 2,033,118
Clarivate Science Holdings Corp.
4.88%, 7/1/2029(a)(b) 3,250,000 2,793,586
Clean Harbors, Inc.
6.38%, 2/1/2031(a) 5,000 5,120
CoreCivic, Inc.
4.75%, 10/15/2027 220,000 219,730
8.25%, 4/15/2029(b) 450,000 471,333
Deluxe Corp.
8.00%, 6/1/2029(a)(b) 3,040,000 3,092,255
8.13%, 9/15/2029(a)(b) 1,100,000 1,154,220
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 3.1% (continued)
Garda World Security Corp.
7.75%, 2/15/2028(a) $ 320,000 $ 326,804
8.25%, 8/1/2032(a)(b) 395,000 403,637
8.38%, 11/15/2032(a)(b) 815,000 836,733
GEO Group, Inc. (The)
8.63%, 4/15/2029 1,631,000 1,705,590
10.25%, 4/15/2031 2,015,000 2,198,607
GFL Environmental, Inc.
4.00%, 8/1/2028(a)(b) 1,180,000 1,161,346
4.75%, 6/15/2029(a) 810,000 804,786
HNI Corp.
5.13%, 1/18/2029(a) 100,000 98,760
Luna 1.5 Sarl
12.00%, 7/1/2032(a)(d) 970,000 1,023,644
Pitney Bowes, Inc.
6.88%, 3/15/2027(a) 1,330,000 1,328,155
Prime Security Services Borrower LLC
3.38%, 8/31/2027(a)(b) 1,565,000 1,532,972
Reworld Holding Corp.
4.88%, 12/1/2029(a) 440,000 425,953
RR Donnelley & Sons Co.
9.50%, 8/1/2029(a) 1,690,000 1,758,780
10.88%, 8/1/2029(a) 800,000 819,998
Sabre Financial Borrower LLC
11.13%, 6/15/2029(a) 400,000 404,544
Veritiv Operating Co.
10.50%, 11/30/2030(a)(b) 2,395,000 2,564,439
VM Consolidated, Inc.
5.50%, 4/15/2029(a) 334,000 328,420
Williams Scotsman, Inc.
6.63%, 6/15/2029(a) 200,000 206,772
Wrangler Holdco Corp.
6.63%, 4/1/2032(a)(b) 200,000 208,115
35,992,833
Communications Equipment - 0 .0% (g)
Ciena Corp.
4.00%, 1/31/2030(a) 100,000 96,416
Viavi Solutions, Inc.
3.75%, 10/1/2029(a) 400,000 380,189
476,605
Construction & Engineering - 1 .3%
AECOM
6.00%, 8/1/2033(a)(b) 1,996,000 2,044,696
Arcosa, Inc.
4.38%, 4/15/2029(a) 710,000 697,948
Artera Services LLC
8.50%, 2/15/2031(a)(b) 970,000 788,462
Brand Industrial Services, Inc.
10.38%, 8/1/2030(a)(b) 2,550,000 2,444,786
Brundage-Bone Concrete Pumping Holdings,
Inc.
7.50%, 2/1/2032(a)(b) 2,680,000 2,697,742
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a)(b) 280,000 275,410

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction & Engineering - 1.3% (continued)
HTA Group Ltd.
7.50%, 6/4/2029(a) $ 1,750,000 $ 1,805,380
Railworks Holdings LP
8.25%, 11/15/2028(a) 275,000 279,266
Tutor Perini Corp.
11.88%, 4/30/2029(a) 2,680,000 2,958,742
Weekley Homes LLC
4.88%, 9/15/2028(a)(b) 695,000 684,670
14,677,102
Consumer Finance - 4 .0%
Ally Financial, Inc.
6.65%, 1/17/2040(b)(c) 950,000 949,687
Atlanticus Holdings Corp.
9.75%, 9/1/2030(a)(b) 505,000 481,373
Azorra Finance Ltd.
7.75%, 4/15/2030(a) 1,200,000 1,262,868
Bread Financial Holdings, Inc.
8.38%, 6/15/2035(a)(c) 1,760,000 1,806,450
Cobra Acquisition Co. LLC
6.38%, 11/1/2029(a) 465,000 406,293
Credit Acceptance Corp.
9.25%, 12/15/2028(a)(b) 1,075,000 1,126,461
6.63%, 3/15/2030(a)(b) 2,550,000 2,552,503
Encore Capital Group, Inc.
9.25%, 4/1/2029(a)(b) 220,000 230,663
Enova International, Inc.
11.25%, 12/15/2028(a) 2,140,000 2,265,605
9.13%, 8/1/2029(a) 3,525,000 3,729,736
EZCORP, Inc.
7.38%, 4/1/2032(a) 300,000 319,582
FirstCash, Inc.
4.63%, 9/1/2028(a)(b) 2,680,000 2,660,411
5.63%, 1/1/2030(a)(b) 2,050,000 2,059,577
6.88%, 3/1/2032(a)(b) 695,000 722,454
GGAM Finance Ltd.
8.00%, 6/15/2028(a) 485,000 510,660
goeasy Ltd.
9.25%, 12/1/2028(a) 2,110,000 2,169,261
7.63%, 7/1/2029(a)(b) 800,000 792,140
6.88%, 5/15/2030(a)(b) 2,420,000 2,301,581
7.38%, 10/1/2030(a)(b) 2,500,000 2,412,086
6.88%, 2/15/2031(a)(b) 1,925,000 1,809,429
LFS Topco LLC
8.75%, 7/15/2030(a) 1,000,000 1,004,897
OneMain Finance Corp.
3.88%, 9/15/2028(b) 195,000 189,638
7.88%, 3/15/2030(b) 1,140,000 1,202,543
6.13%, 5/15/2030 980,000 999,007
7.50%, 5/15/2031(b) 555,000 581,831
7.13%, 11/15/2031(b) 865,000 896,337
6.75%, 9/15/2033(b) 1,720,000 1,739,063
Phoenix Aviation Capital Ltd.
9.25%, 7/15/2030(a) 750,000 786,019
PRA Group, Inc.
8.38%, 2/1/2028(a) 150,000 151,544
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 4.0% (continued)
PRA Group, Inc. (continued)
8.88%, 1/31/2030(a) $ 1,495,000 $ 1,505,136
PROG Holdings, Inc.
6.00%, 11/15/2029(a)(b) 4,004,000 3,962,959
Rfna LP
7.88%, 2/15/2030(a)(b) 750,000 755,497
Synchrony Financial
7.25%, 2/2/2033(b) 2,275,000 2,416,227
TrueNoord Capital DAC
8.75%, 3/1/2030(a) 200,000 210,947
46,970,465
Consumer Staples Distribution & Retail - 1 .1%
Albertsons Cos., Inc.
6.50%, 2/15/2028(a)(b) 400,000 406,406
3.50%, 3/15/2029(a) 1,695,000 1,626,800
4.88%, 2/15/2030(a) 425,000 419,257
5.75%, 3/31/2034(a)(b) 1,595,000 1,568,640
C&S Group Enterprises LLC
5.00%, 12/15/2028(a) 335,000 314,442
Ingles Markets, Inc.
4.00%, 6/15/2031(a)(b) 715,000 676,639
KeHE Distributors LLC
9.00%, 2/15/2029(a) 1,630,000 1,707,857
Performance Food Group, Inc.
5.50%, 10/15/2027(a) 1,225,000 1,225,664
4.25%, 8/1/2029(a) 5,000 4,896
United Natural Foods, Inc.
6.75%, 10/15/2028(a)(b) 500,000 500,881
US Foods, Inc.
6.88%, 9/15/2028(a)(b) 580,000 598,193
4.75%, 2/15/2029(a) 1,480,000 1,474,074
4.63%, 6/1/2030(a)(b) 5,000 4,925
7.25%, 1/15/2032(a)(b) 1,870,000 1,962,026
5.75%, 4/15/2033(a) 5,000 5,087
12,495,787
Containers & Packaging - 1 .8%
Ball Corp.
2.88%, 8/15/2030 480,000 441,954
Cascades, Inc.
5.38%, 1/15/2028(a)(b) 1,820,000 1,818,433
6.75%, 7/15/2030(a)(b) 1,965,000 2,034,306
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(a) 665,000 670,859
6.88%, 1/15/2030(a) 100,000 101,300
8.75%, 4/15/2030(a)(b) 1,589,000 1,590,138
6.75%, 4/15/2032(a)(b) 824,000 830,431
Crown Americas LLC
4.25%, 9/30/2026 675,000 673,109
Graphic Packaging International LLC
4.75%, 7/15/2027(a) 50,000 49,916
3.50%, 3/15/2028(a) 150,000 145,361
3.75%, 2/1/2030(a)(b) 1,325,000 1,251,471
Iris Holding, Inc.
10.00%, 12/15/2028(a) 695,000 628,036

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 1.8% (continued)
LABL, Inc.
10.50%, 7/15/2027(a)(h) $ 665,000 $ 29,925
5.88%, 11/1/2028(a)(b)(h) 742,000 337,610
9.50%, 11/1/2028(a)(h) 135,000 61,425
8.25%, 11/1/2029(a)(h) 855,000 38,475
8.63%, 10/1/2031(a)(h) 1,000,000 455,000
Mauser Packaging Solutions Holding Co.
9.25%, 4/15/2030(a)(b) 707,000 695,478
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/2031(a)(b) 620,000 631,001
7.38%, 6/1/2032(a)(b) 2,610,000 2,661,970
Sealed Air Corp.
6.88%, 7/15/2033(a) 1,270,000 1,335,169
Toucan FinCo. Ltd.
9.50%, 5/15/2030(a)(b) 2,350,000 2,267,895
Trident TPI Holdings, Inc.
12.75%, 12/31/2028(a) 850,000 851,155
TriMas Corp.
4.13%, 4/15/2029(a) 1,400,000 1,364,829
Trivium Packaging Finance BV
12.25%, 1/15/2031(a)(b) 435,000 475,981
21,441,227
Distributors - 0 .5%
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028(a) 535,000 528,071
Gates Corp.
6.88%, 7/1/2029(a) 1,400,000 1,455,346
RB Global Holdings, Inc.
6.75%, 3/15/2028(a) 900,000 916,723
7.75%, 3/15/2031(a) 530,000 552,465
Resideo Funding, Inc.
4.00%, 9/1/2029(a)(b) 85,000 81,878
Velocity Vehicle Group LLC
8.00%, 6/1/2029(a) 1,000,000 978,763
Windsor Holdings III LLC
8.50%, 6/15/2030(a) 870,000 916,752
5,429,998
Diversified Consumer Services - 0 .6%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(a) 345,000 344,099
Belron UK Finance plc
5.75%, 10/15/2029(a) 3,056,000 3,114,190
Carriage Services, Inc.
4.25%, 5/15/2029(a) 1,240,000 1,193,930
Champions Financing, Inc.
8.75%, 2/15/2029(a)(b) 935,000 907,011
Grand Canyon University
5.13%, 10/1/2028 1,530,000 1,530,037
StoneMor, Inc.
8.50%, 5/15/2029(a) 270,000 264,275
7,353,542
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 0 .3%
Iron Mountain Information Management
Services, Inc.
REIT, 5.00%, 7/15/2032(a)(b) $ 2,420,000 $ 2,314,455
Uniti Group LP
REIT, 6.00%, 1/15/2030(a) 1,510,000 1,438,162
3,752,617
Diversified Telecommunication Services - 4 .2%
Altice Financing SA
5.00%, 1/15/2028(a) 1,135,000 823,985
5.75%, 8/15/2029(a) 1,680,000 1,208,758
Altice France SA
9.50%, 11/1/2029(a)(b) 544,355 558,659
6.50%, 4/15/2032(a)(b) 1,050,000 1,025,546
6.88%, 7/15/2032(a) 2,375,366 2,319,647
Bell Canada
6.88%, 9/15/2055(c) 100,000 103,607
7.00%, 9/15/2055(c) 1,200,000 1,258,596
CCO Holdings LLC
5.13%, 5/1/2027(a)(b) 1,581,000 1,581,647
5.38%, 6/1/2029(a)(b) 1,260,000 1,246,020
6.38%, 9/1/2029(a)(b) 1,500,000 1,514,338
4.75%, 3/1/2030(a) 3,145,000 3,004,422
4.50%, 8/15/2030(a) 2,805,000 2,636,254
4.25%, 2/1/2031(a)(b) 3,340,000 3,057,921
7.38%, 3/1/2031(a)(b) 762,000 783,805
4.75%, 2/1/2032(a)(b) 2,430,000 2,219,526
4.50%, 5/1/2032(b) 2,617,000 2,348,463
4.50%, 6/1/2033(a)(b) 2,045,000 1,789,309
4.25%, 1/15/2034(a)(b) 1,970,000 1,664,040
Connect Holding II LLC
10.50%, 4/3/2031(a) 2,620,000 2,571,497
Fibercop SpA
6.00%, 9/30/2034(a)(b) 300,000 291,328
7.20%, 7/18/2036(a)(b) 600,000 607,092
Series 2038, 7.72%,
6/4/2038(a) 588,000 604,795
Frontier Communications Holdings LLC
6.75%, 5/1/2029(a) 900,000 903,160
8.63%, 3/15/2031(a) 500,000 522,748
GCI LLC
4.75%, 10/15/2028(a)(b) 1,290,000 1,263,353
Level 3 Financing, Inc.
4.25%, 7/1/2028(a) 50,000 48,125
Telecom Italia Capital SA
7.72%, 6/4/2038(b) 1,040,000 1,161,914
TELUS Corp.
6.63%, 10/15/2055(b)(c) 760,000 777,275
7.00%, 10/15/2055(b)(c) 2,390,000 2,499,550
Uniti Group LP
6.50%, 2/15/2029(a) 10,000 9,726
8.63%, 6/15/2032(a) 955,000 964,234
Virgin Media Finance plc
5.00%, 7/15/2030(a)(b) 710,000 620,378
Virgin Media Secured Finance plc
5.50%, 5/15/2029(a) 300,000 295,893

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 4.2% (continued)
Virgin Media Secured Finance plc (continued)
4.50%, 8/15/2030(a) $ 440,000 $ 406,477
Windstream Services LLC
8.25%, 10/1/2031(a)(b) 2,630,000 2,754,991
WULF Compute LLC
7.75%, 10/15/2030(a)(b) 1,150,000 1,199,473
Zayo Group Holdings, Inc.
+ 0.00%), 9.25%, 3/9/2030(a)
(b)(d)(f) 515,066 502,023
+ 0.00%), 13.75%,
9/9/2030(a)(d)(f) 1,739,406 1,585,391
48,733,966
Electric Utilities - 1 .4%
California Buyer Ltd.
6.38%, 2/15/2032(a)(b) 580,000 578,373
Edison International
8.13%, 6/15/2053(c) 1,950,000 2,018,016
EUSHI Finance, Inc.
7.63%, 12/15/2054(b)(c) 3,050,000 3,207,950
Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(a)(b) 320,000 309,088
Long Ridge Energy LLC
8.75%, 2/15/2032(a)(b) 740,000 786,129
NRG Energy, Inc.
5.25%, 6/15/2029(a) 350,000 351,043
3.63%, 2/15/2031(a) 630,000 588,547
PacifiCorp
7.38%, 9/15/2055(b)(c) 1,830,000 1,879,417
PG&E Corp.
5.00%, 7/1/2028(b) 565,000 563,801
5.25%, 7/1/2030(b) 690,000 685,819
7.38%, 3/15/2055(b)(c) 1,110,000 1,145,575
VoltaGrid LLC
7.38%, 11/1/2030(a) 2,350,000 2,380,107
XPLR Infrastructure Operating Partners LP
7.25%, 1/15/2029(a) 500,000 515,942
8.38%, 1/15/2031(a) 150,000 157,563
8.63%, 3/15/2033(a)(b) 720,000 755,366
7.75%, 4/15/2034(a)(b) 651,000 663,594
16,586,330
Electrical Equipment - 0 .1%
Atkore, Inc.
4.25%, 6/1/2031(a)(b) 100,000 95,388
EnerSys
4.38%, 12/15/2027(a) 810,000 804,057
899,445
Electronic Equipment, Instruments & Components - 0 .3%
Crane NXT Co.
6.55%, 11/15/2036 300,000 321,183
4.20%, 3/15/2048 670,000 434,648
Insight Enterprises, Inc.
6.63%, 5/15/2032(a) 1,350,000 1,381,990
Sensata Technologies, Inc.
4.38%, 2/15/2030(a) 720,000 704,040
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 0.3%
(continued)
Zebra Technologies Corp.
6.50%, 6/1/2032(a) $ 250,000 $ 257,509
3,099,370
Energy Equipment & Services - 3 .6%
Borr IHC Ltd.
10.00%, 11/15/2028(a) 964,635 989,881
Bristow Group, Inc.
6.88%, 3/1/2028(a)(b) 435,000 435,461
Diamond Foreign Asset Co.
8.50%, 10/1/2030(a)(b) 1,350,000 1,435,496
Helix Energy Solutions Group, Inc.
9.75%, 3/1/2029(a) 1,835,000 1,931,840
Kodiak Gas Services LLC
7.25%, 2/15/2029(a) 350,000 363,025
Nabors Industries, Inc.
7.63%, 11/15/2032(a) 550,000 560,287
Noble Finance II LLC
8.00%, 4/15/2030(a) 5,705,000 5,947,206
Oceaneering International, Inc.
6.00%, 2/1/2028 495,000 502,962
Precision Drilling Corp.
6.88%, 1/15/2029(a) 355,000 359,027
Seadrill Finance Ltd.
8.38%, 8/1/2030(a)(b) 4,775,000 5,002,228
SESI LLC
7.88%, 9/30/2030(a) 550,000 554,579
Star Holding LLC
8.75%, 8/1/2031(a)(b) 900,000 902,198
TGS ASA
8.50%, 1/15/2030(a) 1,850,000 1,945,951
Tidewater, Inc.
9.13%, 7/15/2030(a) 6,215,000 6,722,647
Transocean International Ltd.
7.50%, 4/15/2031(b) 620,000 610,960
8.50%, 5/15/2031(a)(b) 5,340,000 5,435,549
6.80%, 3/15/2038 540,000 485,279
USA Compression Partners LP
7.13%, 3/15/2029(a)(b) 604,000 625,393
Valaris Ltd.
8.38%, 4/30/2030(a)(b) 5,910,000 6,175,418
Viridien
10.00%, 10/15/2030(a)(b) 699,000 752,363
WBI Operating LLC
6.25%, 10/15/2030(a)(b) 150,000 151,125
Weatherford International Ltd.
6.75%, 10/15/2033(a)(b) 50,000 51,786
41,940,661
Entertainment - 1 .4%
Allen Media LLC
10.50%, 2/15/2028(a) 1,830,000 750,300
Banijay Entertainment SAS
8.13%, 5/1/2029(a) 700,000 727,342
Cinemark USA, Inc.
5.25%, 7/15/2028(a)(b) 1,375,000 1,373,640

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 1.4% (continued)
Cinemark USA, Inc. (continued)
7.00%, 8/1/2032(a)(b) $ 690,000 $ 713,961
Live Nation Entertainment, Inc.
4.75%, 10/15/2027(a)(b) 2,815,000 2,814,129
Odeon Finco plc
12.75%, 11/1/2027(a)(b) 1,130,000 1,159,427
ROBLOX Corp.
3.88%, 5/1/2030(a)(b) 560,000 535,794
Warnermedia Holdings, Inc.
4.28%, 3/15/2032(b) 3,780,000 3,326,400
5.05%, 3/15/2042(b) 7,100,000 4,987,750
16,388,743
Financial Services - 2 .5%
Burford Capital Global Finance LLC
6.25%, 4/15/2028(a)(b) 250,000 249,517
6.88%, 4/15/2030(a)(b) 1,100,000 1,075,673
9.25%, 7/1/2031(a)(b) 2,670,000 2,748,130
7.50%, 7/15/2033(a)(b) 255,000 246,186
8.50%, 1/15/2034(a)(b) 165,000 165,371
CPI CG, Inc.
10.00%, 7/15/2029(a) 744,000 791,125
Freedom Mortgage Corp.
6.63%, 1/15/2027(a)(b) 460,000 459,565
12.25%, 10/1/2030(a) 225,000 248,035
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029(a) 550,000 575,781
9.13%, 5/15/2031(a) 320,000 338,326
8.38%, 4/1/2032(a)(b) 150,000 156,912
Jefferies Finance LLC
5.00%, 8/15/2028(a) 1,535,000 1,488,298
6.63%, 10/15/2031(a)(b) 500,000 495,470
Jefferson Capital Holdings LLC
9.50%, 2/15/2029(a) 750,000 786,956
8.25%, 5/15/2030(a)(b) 1,000,000 1,053,641
Mobius Merger Sub, Inc.
9.00%, 6/1/2030(a) 1,205,000 711,161
Oxford Finance LLC
6.38%, 2/1/2027(a)(b) 315,000 314,645
PennyMac Financial Services, Inc.
4.25%, 2/15/2029(a) 75,000 72,173
5.75%, 9/15/2031(a)(b) 185,000 182,699
6.88%, 5/15/2032(a) 500,000 510,979
PHH Escrow Issuer LLC
9.88%, 11/1/2029(a)(b) 3,540,000 3,622,376
Planet Financial Group LLC
10.50%, 12/15/2029(a) 1,600,000 1,662,378
Provident Funding Associates LP
9.75%, 9/15/2029(a) 1,270,000 1,332,103
Rocket Mortgage LLC
3.63%, 3/1/2029(a) 439,000 424,014
Shift4 Payments LLC
6.75%, 8/15/2032(a)(b) 1,840,000 1,877,153
Stena International SA
7.25%, 1/15/2031(a)(b) 1,495,000 1,535,996
7.63%, 2/15/2031(a) 675,000 698,568
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.5% (continued)
Stonebriar ABF Issuer LLC
8.13%, 12/15/2030(a)(b) $ 900,000 $ 934,956
United Wholesale Mortgage LLC
5.75%, 6/15/2027(a) 1,270,000 1,271,024
5.50%, 4/15/2029(a)(b) 1,195,000 1,180,665
UWM Holdings LLC
6.63%, 2/1/2030(a) 1,500,000 1,512,951
WEX, Inc.
6.50%, 3/15/2033(a)(b) 250,000 255,165
28,977,992
Food Products - 1 .5%
B&G Foods, Inc.
5.25%, 9/15/2027(b) 1,600,000 1,546,175
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)(b) 450,000 450,768
4.38%, 1/31/2032(a) 583,000 555,433
Post Holdings, Inc.
4.63%, 4/15/2030(a)(b) 4,000 3,906
4.50%, 9/15/2031(a)(b) 5,775,000 5,471,028
6.25%, 2/15/2032(a)(b) 5,000 5,134
6.38%, 3/1/2033(a)(b) 2,500,000 2,519,170
6.25%, 10/15/2034(a)(b) 3,250,000 3,273,257
6.50%, 3/15/2036(a)(b) 1,000,000 1,000,904
Simmons Foods, Inc.
4.63%, 3/1/2029(a)(b) 775,000 746,931
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/2031(a)(b) 2,165,000 2,143,819
17,716,525
Gas Utilities - 1 .7%
AltaGas Ltd.
7.20%, 10/15/2054(a)(c) 2,560,000 2,662,505
AmeriGas Partners LP
5.75%, 5/20/2027(b) 2,860,000 2,880,057
9.38%, 6/1/2028(a) 4,519,000 4,672,678
9.50%, 6/1/2030(a)(b) 4,590,000 4,919,382
Ferrellgas LP
9.25%, 1/15/2031(a) 1,050,000 1,085,408
Suburban Propane Partners LP
5.00%, 6/1/2031(a)(b) 3,365,000 3,231,870
19,451,900
Ground Transportation - 1 .1%
Albion Financing 1 Sarl
7.00%, 5/21/2030(a)(b) 1,400,000 1,459,167
Avis Budget Car Rental LLC
8.25%, 1/15/2030(a) 2,280,000 2,359,766
8.38%, 6/15/2032(a) 1,290,000 1,327,060
Brightline East LLC
11.00%, 1/31/2030(a)(b) 3,050,000 839,363
Carriage Purchaser, Inc.
7.88%, 10/15/2029(a) 345,000 341,520
Dcli Bidco LLC
7.75%, 11/15/2029(a)(b) 1,242,000 1,263,699
First Student Bidco, Inc.
4.00%, 7/31/2029(a)(b) 740,000 720,626

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 1.1% (continued)
Hertz Corp. (The)
4.63%, 12/1/2026(a) $ 161,000 $ 152,057
12.63%, 7/15/2029(a) 1,430,000 1,439,422
5.00%, 12/1/2029(a)(b) 969,000 638,368
NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)(b) 1,250,000 1,231,750
Star Leasing Co. LLC
7.63%, 2/15/2030(a) 1,250,000 1,196,244
12,969,042
Health Care Equipment & Supplies - 0 .7%
Dentsply Sirona, Inc.
8.38%, 9/12/2055(b)(c) 2,050,000 2,023,565
Embecta Corp.
5.00%, 2/15/2030(a) 195,000 182,441
6.75%, 2/15/2030(a) 823,000 796,107
Insulet Corp.
6.50%, 4/1/2033(a)(b) 2,800,000 2,913,971
Teleflex, Inc.
4.63%, 11/15/2027 840,000 835,394
4.25%, 6/1/2028(a) 1,130,000 1,114,312
7,865,790
Health Care Providers & Services - 4 .0%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a)(b) 230,000 227,267
5.00%, 4/15/2029(a)(b) 405,000 388,825
AdaptHealth LLC
6.13%, 8/1/2028(a)(b) 325,000 326,188
Community Health Systems, Inc.
6.88%, 4/15/2029(a)(b) 1,065,000 979,321
6.13%, 4/1/2030(a) 3,060,000 2,518,247
5.25%, 5/15/2030(a)(b) 20,000 18,858
4.75%, 2/15/2031(a) 2,000 1,794
10.88%, 1/15/2032(a)(b) 6,305,000 6,787,572
9.75%, 1/15/2034(a) 10,000 10,426
CVS Health Corp.
6.75%, 12/10/2054(b)(c) 1,520,000 1,580,174
7.00%, 3/10/2055(b)(c) 790,000 826,850
DaVita, Inc.
4.63%, 6/1/2030(a)(b) 2,308,000 2,220,794
3.75%, 2/15/2031(a)(b) 1,073,000 984,253
Encompass Health Corp.
4.50%, 2/1/2028 95,000 94,553
4.63%, 4/1/2031(b) 975,000 954,361
HAH Group Holding Co. LLC
9.75%, 10/1/2031(a)(b) 1,650,000 1,558,302
HealthEquity, Inc.
4.50%, 10/1/2029(a) 2,165,000 2,110,350
Kedrion SpA
6.50%, 9/1/2029(a)(b) 1,369,000 1,345,482
LifePoint Health, Inc.
5.38%, 1/15/2029(a) 295,000 286,445
9.88%, 8/15/2030(a) 405,000 434,498
11.00%, 10/15/2030(a)(b) 560,000 610,723
8.38%, 2/15/2032(a)(b) 150,000 162,989
10.00%, 6/1/2032(a)(b) 200,000 211,004
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 4.0% (continued)
Molina Healthcare, Inc.
4.38%, 6/15/2028(a)(b) $ 950,000 $ 933,117
3.88%, 11/15/2030(a)(b) 1,070,000 986,939
3.88%, 5/15/2032(a)(b) 2,500,000 2,249,628
Option Care Health, Inc.
4.38%, 10/31/2029(a)(b) 1,690,000 1,653,862
Paradigm Parent LLC and Paradigm Parent
CO-Issuer, Inc.
8.75%, 4/17/2032(a) 1,200,000 1,071,000
Pediatrix Medical Group, Inc.
5.38%, 2/15/2030(a) 100,000 99,993
Prime Healthcare Services, Inc.
9.38%, 9/1/2029(a)(b) 2,450,000 2,551,062
Radiology Partners, Inc.
9.78%, 2/15/2030(a)(d) 975,268 975,268
8.50%, 7/15/2032(a)(b) 500,000 524,985
Sotera Health Holdings LLC
7.38%, 6/1/2031(a)(b) 1,790,000 1,883,465
Star Parent, Inc.
9.00%, 10/1/2030(a) 1,830,000 1,931,514
Surgery Center Holdings, Inc.
7.25%, 4/15/2032(a) 3,150,000 3,171,460
Team Health Holdings, Inc.
8.38%, 6/30/2028(a)(b) 1,837,000 1,859,356
US Acute Care Solutions LLC
9.75%, 5/15/2029(a) 2,595,000 2,606,364
47,137,289
Health Care REITs - 0 .2%
MPT Operating Partnership LP
REIT, 4.63%, 8/1/2029(b) 595,000 510,138
REIT, 8.50%, 2/15/2032(a)(b) 1,350,000 1,446,332
1,956,470
Hotel & Resort REITs - 0 .3%
RHP Hotel Properties LP
REIT, 4.75%, 10/15/2027 100,000 99,921
REIT, 7.25%, 7/15/2028(a) 1,250,000 1,286,975
REIT, 4.50%, 2/15/2029(a) 390,000 384,354
REIT, 6.50%, 4/1/2032(a) 500,000 517,075
RLJ Lodging Trust LP
REIT, 3.75%, 7/1/2026(a) 615,000 611,388
REIT, 4.00%, 9/15/2029(a)(b) 750,000 711,720
XHR LP
REIT, 4.88%, 6/1/2029(a)(b) 210,000 207,016
REIT, 6.63%, 5/15/2030(a)(b) 105,000 108,439
3,926,888
Hotels, Restaurants & Leisure - 6 .0%
1011778 BC ULC
3.88%, 1/15/2028(a)(b) 2,560,000 2,521,808
4.38%, 1/15/2028(a)(b) 920,000 914,564
5.63%, 9/15/2029(a) 180,000 183,046
4.00%, 10/15/2030(a) 10,775,000 10,280,711
Acushnet Co.
5.63%, 12/1/2033(a) 30,000 30,282
Affinity Interactive
6.88%, 12/15/2027(a) 1,680,000 1,008,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 6.0% (continued)
BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer, Inc.
9.50%, 7/1/2032(a) $ 360,000 $ 343,095
Boyd Gaming Corp.
4.75%, 6/15/2031(a)(b) 1,895,000 1,845,964
Boyne USA, Inc.
4.75%, 5/15/2029(a)(b) 360,000 355,236
Brinker International, Inc.
8.25%, 7/15/2030(a)(b) 1,288,000 1,359,762
Caesars Entertainment, Inc.
7.00%, 2/15/2030(a) 375,000 387,232
Churchill Downs, Inc.
4.75%, 1/15/2028(a)(b) 1,185,000 1,180,955
5.75%, 4/1/2030(a)(b) 2,070,000 2,081,222
6.75%, 5/1/2031(a)(b) 165,000 170,005
Fertitta Entertainment LLC
4.63%, 1/15/2029(a)(b) 1,070,000 1,034,826
6.75%, 1/15/2030(a)(b) 995,000 940,937
Genting New York LLC
7.25%, 10/1/2029(a)(b) 3,200,000 3,307,178
GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(a) 1,290,000 628,192
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029(a) 5,000 4,867
4.00%, 5/1/2031(a)(b) 1,530,000 1,460,457
3.63%, 2/15/2032(a) 3,705,000 3,429,893
Hilton Grand Vacations Borrower LLC
5.00%, 6/1/2029(a)(b) 725,000 704,906
4.88%, 7/1/2031(a)(b) 2,900,000 2,704,864
Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a) 810,000 799,729
MajorDrive Holdings IV LLC
6.38%, 6/1/2029(a)(b) 870,000 699,893
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028(b) 576,000 568,246
4.50%, 6/15/2029(a) 400,000 381,599
6.50%, 10/1/2033(a)(b) 4,020,000 3,824,999
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031(a)(b) 1,370,000 1,159,999
Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a) 615,000 604,141
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030(a) 317,000 330,520
11.88%, 4/15/2031(a)(b) 1,700,000 1,785,607
NCL Corp. Ltd.
6.75%, 2/1/2032(a)(b) 1,530,000 1,567,953
Penn Entertainment, Inc.
5.63%, 1/15/2027(a)(b) 340,000 339,373
Premier Entertainment Sub LLC
5.63%, 9/1/2029(a) 1,000,000 738,425
5.88%, 9/1/2031(a) 1,190,000 763,623
Resorts World Las Vegas LLC
4.63%, 4/16/2029(a) 3,700,000 3,375,778
8.45%, 7/27/2030(a) 930,000 944,998
4.63%, 4/6/2031(a) 1,100,000 942,498
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 6.0% (continued)
Scientific Games Holdings LP
6.63%, 3/1/2030(a)(b) $ 1,950,000 $ 1,779,415
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(a)(b) 1,260,000 1,231,798
Six Flags Entertainment Corp.
5.50%, 4/15/2027(a) 345,000 344,828
6.50%, 10/1/2028(b) 1,350,000 1,348,393
Station Casinos LLC
4.63%, 12/1/2031(a)(b) 200,000 192,000
TKC Holdings, Inc.
6.88%, 5/15/2028(a) 670,000 674,641
Travel + Leisure Co.
6.63%, 7/31/2026(a) 425,000 426,620
6.00%, 4/1/2027(b)(e) 475,000 480,954
4.50%, 12/1/2029(a)(b) 320,000 311,941
4.63%, 3/1/2030(a) 85,000 82,961
Viking Cruises Ltd.
9.13%, 7/15/2031(a) 500,000 533,285
VOC Escrow Ltd.
5.00%, 2/15/2028(a) 335,000 334,783
Voyager Parent LLC
9.25%, 7/1/2032(a) 1,950,000 2,071,524
Wynn Las Vegas LLC
5.25%, 5/15/2027(a) 1,410,000 1,417,924
Wynn Resorts Finance LLC
5.13%, 10/1/2029(a)(b) 430,000 431,278
7.13%, 2/15/2031(a)(b) 1,630,000 1,756,206
Yum! Brands, Inc.
3.63%, 3/15/2031(b) 1,085,000 1,025,703
6.88%, 11/15/2037(b) 495,000 545,409
70,695,046
Household Durables - 2 .2%
Adams Homes, Inc.
9.25%, 10/15/2028(a) 670,000 698,815
Ashton Woods USA LLC
4.63%, 8/1/2029(a) 150,000 143,668
4.63%, 4/1/2030(a) 525,000 496,776
Beazer Homes USA, Inc.
7.50%, 3/15/2031(a) 1,100,000 1,119,240
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(a) 490,000 490,047
5.00%, 6/15/2029(a)(b) 115,000 111,358
4.88%, 2/15/2030(a)(b) 610,000 569,461
CD&R Smokey Buyer, Inc.
9.50%, 10/15/2029(a)(b) 1,890,000 1,667,443
Century Communities, Inc.
3.88%, 8/15/2029(a)(b) 1,200,000 1,142,015
Dream Finders Homes, Inc.
6.88%, 9/15/2030(a)(b) 2,550,000 2,582,785
Empire Communities Corp.
9.75%, 5/1/2029(a) 1,244,000 1,285,457
FXI Holdings, Inc.
14.00%, 11/15/2029(a)(d) 701,997 377,702
Installed Building Products, Inc.
5.63%, 2/1/2034(a) 15,000 15,086

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 2.2% (continued)
K. Hovnanian Enterprises, Inc.
8.00%, 4/1/2031(a) $ 370,000 $ 379,052
8.38%, 10/1/2033(a)(b) 1,485,000 1,517,663
KB Home
4.00%, 6/15/2031(b) 100,000 94,403
LGI Homes, Inc.
8.75%, 12/15/2028(a)(b) 345,000 359,535
4.00%, 7/15/2029(a)(b) 465,000 426,747
7.00%, 11/15/2032(a)(b) 675,000 658,340
M/I Homes, Inc.
4.95%, 2/1/2028 100,000 99,737
3.95%, 2/15/2030 5,000 4,812
Mattamy Group Corp.
4.63%, 3/1/2030(a)(b) 750,000 732,332
New Home Co., Inc. (The)
9.25%, 10/1/2029(a) 900,000 948,356
Shea Homes LP
4.75%, 4/1/2029(b) 344,000 339,500
Somnigroup International, Inc.
4.00%, 4/15/2029(a)(b) 1,120,000 1,086,579
3.88%, 10/15/2031(a)(b) 1,820,000 1,698,330
STL Holding Co. LLC
8.75%, 2/15/2029(a) 200,000 210,316
Taylor Morrison Communities, Inc.
5.75%, 1/15/2028(a) 715,000 728,656
5.13%, 8/1/2030(a)(b) 200,000 201,278
TopBuild Corp.
4.13%, 2/15/2032(a)(b) 5,000 4,753
Tri Pointe Homes, Inc.
5.25%, 6/1/2027 250,000 250,717
5.70%, 6/15/2028(b) 480,000 485,185
Whirlpool Corp.
5.50%, 3/1/2033 1,000,000 936,974
6.50%, 6/15/2033(b) 4,130,000 4,075,450
25,938,568
Household Products - 0 .4%
Central Garden & Pet Co.
5.13%, 2/1/2028 50,000 49,961
4.13%, 10/15/2030(b) 215,000 206,428
4.13%, 4/30/2031(a)(b) 650,000 615,176
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)(b) 955,000 944,808
4.38%, 3/31/2029(a)(b) 1,635,000 1,570,388
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/2031(a)(b) 1,263,000 887,258
10.75%, 6/30/2032(a) 550,000 265,375
4,539,394
Insurance - 0 .7%
Acrisure LLC
4.25%, 2/15/2029(a)(b) 345,000 334,198
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(a) 250,000 246,912
7.00%, 1/15/2031(a) 450,000 466,541
AmWINS Group, Inc.
4.88%, 6/30/2029(a) 290,000 286,126
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 0.7% (continued)
APH Somerset Investor 2 LLC
7.88%, 11/1/2029(a) $ 1,800,000 $ 1,827,306
Ardonagh Finco Ltd.
7.75%, 2/15/2031(a)(b) 1,010,000 1,044,116
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(a)(b) 1,200,000 1,237,462
Assurant, Inc.
7.00%, 3/27/2048(c) 190,000 195,627
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031(a)(b) 325,000 334,205
Global Atlantic Fin Co.
7.95%, 10/15/2054(a)(c) 755,000 780,390
Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a) 275,000 315,293
4.30%, 2/1/2061(a) 900,000 601,349
Nassau Cos. of New York (The)
7.88%, 7/15/2030(a)(b) 1,065,000 1,015,118
8,684,643
Interactive Media & Services - 0 .3%
Cars.com, Inc.
6.38%, 11/1/2028(a) 316,000 315,284
Ziff Davis, Inc.
4.63%, 10/15/2030(a)(b) 1,955,000 1,848,486
ZipRecruiter, Inc.
5.00%, 1/15/2030(a)(b) 2,100,000 1,457,125
3,620,895
IT Services - 1 .1%
Arches Buyer, Inc.
4.25%, 6/1/2028(a)(b) 620,000 609,769
6.13%, 12/1/2028(a) 390,000 381,320
ASGN, Inc.
4.63%, 5/15/2028(a) 690,000 679,550
Conduent Business Services LLC
6.00%, 11/1/2029(a)(b) 880,000 713,666
Go Daddy Operating Co. LLC
5.25%, 12/1/2027(a) 100,000 99,874
3.50%, 3/1/2029(a)(b) 3,700,000 3,515,878
ION Platform Finance US, Inc.
5.00%, 5/1/2028(a)(b) 559,000 527,734
9.00%, 8/1/2029(a)(b) 1,350,000 1,296,122
Newfold Digital Holdings Group, Inc.
11.75%, 4/30/2029(a)(b) 130,900 118,021
Twilio, Inc.
3.63%, 3/15/2029(b) 65,000 62,244
3.88%, 3/15/2031(b) 1,040,000 982,800
Unisys Corp.
10.63%, 1/15/2031(a)(b) 3,215,000 3,044,830
Virtusa Corp.
7.13%, 12/15/2028(a) 245,000 240,351
12,272,159
Life Sciences Tools & Services - 0 .0% (g)
Charles River Laboratories International, Inc.
4.25%, 5/1/2028(a)(b) 200,000 197,176
4.00%, 3/15/2031(a)(b) 200,000 189,550
386,726

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1 .3%
Calderys Financing II LLC
11.75%, 6/1/2028(a)(b)(d) $ 265,624 $ 269,966
Enpro, Inc.
6.13%, 6/1/2033(a) 150,000 154,240
Esab Corp.
6.25%, 4/15/2029(a) 2,160,000 2,219,469
Lsf12 Helix Parent LLC
7.13%, 2/1/2033(a) 65,000 65,191
Manitowoc Co., Inc. (The)
9.25%, 10/1/2031(a)(b) 1,442,000 1,566,168
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/2028(a)(b) 1,315,000 1,400,977
New Flyer Holdings, Inc.
9.25%, 7/1/2030(a) 1,500,000 1,616,065
OT Merger Corp.
7.88%, 10/15/2029(a) 985,000 235,420
Park-Ohio Industries, Inc.
8.50%, 8/1/2030(a)(b) 1,384,000 1,421,285
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a)(b) 2,975,000 2,929,620
Terex Corp.
5.00%, 5/15/2029(a) 205,000 204,352
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)(b) 1,340,000 1,340,390
Wabash National Corp.
4.50%, 10/15/2028(a)(b) 2,295,000 2,135,815
15,558,958
Media - 6 .9%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)(b) 1,430,000 1,212,640
AMC Networks, Inc.
10.25%, 1/15/2029(a)(b) 3,225,000 3,362,685
4.25%, 2/15/2029 1,930,000 1,686,460
10.50%, 7/15/2032(a) 2,315,000 2,496,007
Belo Corp.
7.25%, 9/15/2027 1,245,000 1,292,957
Cable One, Inc.
4.00%, 11/15/2030(a)(b) 952,573 693,335
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(a)(b) 2,790,000 2,790,873
7.50%, 6/1/2029(a)(b) 5,120,000 5,066,345
CMG Media Corp.
8.88%, 6/18/2029(a)(b) 900,000 779,697
CSC Holdings LLC
5.50%, 4/15/2027(a)(b) 1,625,000 1,434,296
5.38%, 2/1/2028(a)(b) 1,690,000 1,261,328
7.50%, 4/1/2028(a) 200,000 119,666
11.25%, 5/15/2028(a) 1,640,000 1,314,436
11.75%, 1/31/2029(a) 800,000 583,333
6.50%, 2/1/2029(a) 950,000 608,282
5.75%, 1/15/2030(a) 1,000,000 393,054
4.13%, 12/1/2030(a)(b) 800,000 485,123
3.38%, 2/15/2031(a)(b) 200,000 119,211
4.50%, 11/15/2031(a)(b) 1,000,000 606,618
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 6.9% (continued)
Directv Financing LLC
5.88%, 8/15/2027(a) $ 729,000 $ 732,551
8.88%, 2/1/2030(a) 790,000 799,882
10.00%, 2/15/2031(a) 1,680,000 1,730,550
DISH DBS Corp.
5.13%, 6/1/2029 1,680,000 1,486,829
Dotdash Meredith, Inc.
7.63%, 6/15/2032(a) 3,570,000 3,254,688
EW Scripps Co. (The)
9.88%, 8/15/2030(a) 405,000 403,604
Gray Media, Inc.
4.75%, 10/15/2030(a)(b) 3,832,000 2,957,540
5.38%, 11/15/2031(a)(b) 4,079,000 3,028,337
iHeartCommunications, Inc.
9.13%, 5/1/2029(a) 1,520,000 1,436,400
10.88%, 5/1/2030(a) 500,000 414,800
Lamar Media Corp.
3.63%, 1/15/2031 1,440,000 1,359,848
5.38%, 11/1/2033(a)(b) 618,000 616,378
McGraw-Hill Education, Inc.
8.00%, 8/1/2029(a) 500,000 504,549
Midcontinent Communications
8.00%, 8/15/2032(a)(b) 800,000 769,735
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a) 1,590,000 1,632,622
10.38%, 5/15/2031(a)(b) 740,000 782,397
Nexstar Media, Inc.
5.63%, 7/15/2027(a)(b) 1,210,000 1,210,310
4.75%, 11/1/2028(a)(b) 610,000 606,317
Paramount Global
6.25%, 2/28/2057(b)(c) 1,000,000 908,750
6.38%, 3/30/2062(b)(c) 8,400,000 7,899,360
Radiate Holdco LLC
6.25%, 9/25/2029(a)(d) 1,690,867 1,173,814
9.25%, 3/25/2030(a)(d) 453,046 314,845
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a) 485,000 447,609
Sinclair Television Group, Inc.
5.50%, 3/1/2030(a) 2,950,000 2,600,071
4.38%, 12/31/2032(a) 1,475,000 1,163,406
8.13%, 2/15/2033(a)(b) 2,530,000 2,617,083
9.75%, 2/15/2033(a) 550,000 605,000
Sirius XM Radio LLC
3.13%, 9/1/2026(a)(b) 730,000 725,609
5.00%, 8/1/2027(a) 1,145,000 1,143,010
4.00%, 7/15/2028(a) 1,045,000 1,020,776
5.50%, 7/1/2029(a)(b) 1,092,000 1,096,889
4.13%, 7/1/2030(a)(b) 1,275,000 1,202,349
TEGNA, Inc.
4.63%, 3/15/2028(b) 927,000 920,551
5.00%, 9/15/2029 171,000 169,810
Univision Communications, Inc.
8.00%, 8/15/2028(a) 405,000 417,959
4.50%, 5/1/2029(a)(b) 30,000 28,655
7.38%, 6/30/2030(a) 330,000 334,324

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 6.9% (continued)
Univision Communications, Inc. (continued)
8.50%, 7/31/2031(a)(b) $ 705,000 $ 735,214
9.38%, 8/1/2032(a)(b) 310,000 333,763
Urban One, Inc.
7.63%, 4/1/2031(a) 83,000 36,877
Versant Media Group, Inc.
7.25%, 1/30/2031(a)(b) 700,000 717,353
Virgin Media O2 Vendor Financing Notes VI
DAC
8.50%, 3/15/2033(a) 635,000 629,449
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a) 100,000 100,000
VZ Secured Financing BV
5.00%, 1/15/2032(a) 1,300,000 1,173,845
7.50%, 1/15/2033(a) 810,000 812,481
Ziggo Bond Co. BV
5.13%, 2/28/2030(a)(b) 298,000 261,807
Ziggo BV
4.88%, 1/15/2030(a)(b) 820,000 774,133
80,398,475
Metals & Mining - 3 .5%
Arsenal AIC Parent LLC
8.00%, 10/1/2030(a) 835,000 884,303
11.50%, 10/1/2031(a)(b) 890,000 980,703
Big River Steel LLC
6.63%, 1/31/2029(a) 250,000 252,320
Champion Iron Canada, Inc.
7.88%, 7/15/2032(a)(b) 3,350,000 3,583,518
Commercial Metals Co.
6.00%, 12/15/2035(a) 250,000 255,427
Eldorado Gold Corp.
6.25%, 9/1/2029(a)(b) 891,000 895,458
Fortescue Treasury Pty. Ltd.
4.50%, 9/15/2027(a)(b) 215,000 214,983
5.88%, 4/15/2030(a)(b) 762,000 784,052
4.38%, 4/1/2031(a)(b) 5,161,000 4,986,559
6.13%, 4/15/2032(a)(b) 5,520,000 5,748,671
IAMGOLD Corp.
5.75%, 10/15/2028(a) 425,000 426,717
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/2028(a) 970,000 1,015,972
JW Aluminum Continuous Cast Co.
10.25%, 4/1/2030(a) 850,000 884,448
New Gold, Inc.
6.88%, 4/1/2032(a) 400,000 424,970
Novelis Corp.
3.25%, 11/15/2026(a) 550,000 545,875
4.75%, 1/30/2030(a)(b) 6,250,000 6,058,313
6.88%, 1/30/2030(a)(b) 3,830,000 3,969,607
3.88%, 8/15/2031(a)(b) 3,665,000 3,353,723
6.38%, 8/15/2033(a)(b) 1,610,000 1,640,002
Perenti Finance Pty. Ltd.
7.50%, 4/26/2029(a) 350,000 363,419
SunCoke Energy, Inc.
4.88%, 6/30/2029(a)(b) 3,240,000 3,055,246
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 3.5% (continued)
TMS International Corp.
6.25%, 4/15/2029(a) $ 435,000 $ 424,125
40,748,411
Mortgage Real Estate Investment Trusts (REITs) - 2 .1%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)(b) 430,000 428,430
Arbor Realty SR, Inc.
7.88%, 7/15/2030(a)(b) 3,008,000 2,759,381
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027(a) 385,000 379,902
7.75%, 12/1/2029(a)(b) 1,300,000 1,393,496
EF Holdco
7.38%, 9/30/2030(a) 2,580,000 2,607,583
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027(a)(b) 1,060,000 1,054,198
Rithm Capital Corp.
8.00%, 4/1/2029(a)(b) 6,765,000 6,911,374
8.00%, 7/15/2030(a) 5,155,000 5,271,142
Starwood Property Trust, Inc.
4.38%, 1/15/2027(a) 5,000 4,967
7.25%, 4/1/2029(a) 2,060,000 2,172,523
6.00%, 4/15/2030(a)(b) 450,000 462,537
6.50%, 7/1/2030(a)(b) 650,000 676,887
6.50%, 10/15/2030(a)(b) 800,000 833,151
24,955,571
Office REITs - 0 .0% (g)
Brandywine Operating Partnership LP
REIT, 4.55%, 10/1/2029 50,000 47,587
Oil, Gas & Consumable Fuels - 10 .3%
Alliance Resource Operating Partners LP
8.63%, 6/15/2029(a) 2,335,000 2,458,704
Antero Midstream Partners LP
5.75%, 1/15/2028(a)(b) 1,520,000 1,520,603
6.63%, 2/1/2032(a) 1,910,000 1,984,112
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029(a) 250,000 251,695
BKV Upstream Midstream LLC
7.50%, 10/15/2030(a) 3,520,000 3,564,845
Blue Racer Midstream LLC
7.00%, 7/15/2029(a) 2,560,000 2,667,745
7.25%, 7/15/2032(a) 2,705,000 2,867,868
Breakwater Energy Holdings Sarl
9.25%, 11/15/2030(a)(b) 850,000 892,319
Buckeye Partners LP
3.95%, 12/1/2026 345,000 342,542
4.13%, 12/1/2027 355,000 350,911
4.50%, 3/1/2028(a)(b) 205,000 204,134
6.88%, 7/1/2029(a)(b) 410,000 426,250
California Resources Corp.
8.25%, 6/15/2029(a)(b) 4,415,000 4,643,609
7.00%, 1/15/2034(a)(b) 900,000 907,817
Calumet Specialty Products Partners LP
9.75%, 2/15/2031(a)(b) 1,000,000 1,031,250
Caturus Energy LLC
8.50%, 2/15/2030(a) 600,000 625,578

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.3% (continued)
Chord Energy Corp.
6.00%, 10/1/2030(a) $ 2,270,000 $ 2,314,261
6.75%, 3/15/2033(a)(b) 1,275,000 1,321,757
CNX Midstream Partners LP
4.75%, 4/15/2030(a)(b) 1,535,000 1,491,340
CNX Resources Corp.
6.00%, 1/15/2029(a)(b) 545,000 548,161
7.38%, 1/15/2031(a)(b) 815,000 844,081
7.25%, 3/1/2032(a) 685,000 716,663
Comstock Resources, Inc.
6.75%, 3/1/2029(a) 1,000,000 1,005,862
Coronado Finance Pty. Ltd.
9.25%, 10/1/2029(a) 650,000 615,156
CQP Holdco LP
5.50%, 6/15/2031(a)(b) 1,540,000 1,531,409
7.50%, 12/15/2033(a) 700,000 752,491
Crescent Energy Finance LLC
7.63%, 4/1/2032(a) 430,000 426,509
7.38%, 1/15/2033(a)(b) 1,170,000 1,132,300
CVR Energy, Inc.
5.75%, 2/15/2028(a)(b) 290,000 289,809
8.50%, 1/15/2029(a)(b) 1,105,000 1,151,683
Delek Logistics Partners LP
7.38%, 6/30/2033(a) 200,000 205,665
Energy Transfer LP
8.00%, 5/15/2054(c) 1,260,000 1,346,425
7.13%, 10/1/2054(c) 675,000 697,511
6.50%, 2/15/2056(b)(c) 3,070,000 3,070,147
EnQuest plc
11.63%, 11/1/2027(a) 1,440,000 1,454,630
Genesis Energy LP
7.75%, 2/1/2028 350,000 351,505
8.25%, 1/15/2029 400,000 416,990
8.88%, 4/15/2030 250,000 263,102
7.88%, 5/15/2032(b) 910,000 949,597
8.00%, 5/15/2033 1,540,000 1,607,240
Global Partners LP
6.88%, 1/15/2029 535,000 541,781
8.25%, 1/15/2032(a)(b) 30,000 31,622
7.13%, 7/1/2033(a)(b) 1,280,000 1,311,113
Golar LNG Ltd.
7.50%, 10/2/2030(a) 2,000,000 2,001,706
Gulfport Energy Operating Corp.
6.75%, 9/1/2029(a)(b) 3,280,000 3,382,621
Harvest Midstream I LP
7.50%, 9/1/2028(a) 1,515,000 1,535,821
7.50%, 5/15/2032(a)(b) 500,000 522,252
Hilcorp Energy I LP
6.25%, 11/1/2028(a)(b) 275,000 277,258
5.75%, 2/1/2029(a) 265,000 265,064
6.00%, 4/15/2030(a) 450,000 442,763
6.00%, 2/1/2031(a) 60,000 57,944
6.25%, 4/15/2032(a) 365,000 350,069
8.38%, 11/1/2033(a)(b) 300,000 311,469
6.88%, 5/15/2034(a)(b) 465,000 448,133
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.3% (continued)
Hilcorp Energy I LP (continued)
7.25%, 2/15/2035(a)(b) $ 500,000 $ 483,817
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032(a) 620,000 654,909
6.63%, 1/15/2034(a)(b) 620,000 636,368
Ithaca Energy North Sea plc
8.13%, 10/15/2029(a)(b) 5,550,000 5,784,809
ITT Holdings LLC
6.50%, 8/1/2029(a)(b) 2,222,000 2,142,211
Kraken Oil & Gas Partners LLC
7.63%, 8/15/2029(a)(b) 770,000 769,499
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032(a)(b) 2,485,000 2,580,538
Martin Midstream Partners LP
11.50%, 2/15/2028(a) 311,000 323,440
Matador Resources Co.
6.88%, 4/15/2028(a) 550,000 561,963
6.25%, 4/15/2033(a)(b) 600,000 604,709
Moss Creek Resources Holdings, Inc.
8.25%, 9/1/2031(a) 5,045,000 4,906,352
Murphy Oil Corp.
6.00%, 10/1/2032 300,000 299,749
5.87%, 12/1/2042(b)(e) 585,000 512,618
NGL Energy Operating LLC
8.13%, 2/15/2029(a)(b) 655,000 679,712
8.38%, 2/15/2032(a)(b) 1,741,000 1,822,232
Northern Oil & Gas, Inc.
8.75%, 6/15/2031(a)(b) 4,025,000 4,160,803
7.88%, 10/15/2033(a)(b) 2,345,000 2,367,557
NuStar Logistics LP
6.38%, 10/1/2030(b) 925,000 969,169
PBF Holding Co. LLC
6.00%, 2/15/2028(b) 20,000 19,970
9.88%, 3/15/2030(a)(b) 90,000 95,442
7.88%, 9/15/2030(a) 360,000 360,487
Prairie Acquiror LP
9.00%, 8/1/2029(a)(b) 250,000 259,300
Rockies Express Pipeline LLC
4.95%, 7/15/2029(a)(b) 595,000 593,151
4.80%, 5/15/2030(a) 370,000 364,604
7.50%, 7/15/2038(a) 250,000 273,660
6.88%, 4/15/2040(a) 610,000 624,473
Saturn Oil & Gas, Inc.
9.63%, 6/15/2029(a)(b) 1,488,000 1,522,303
SM Energy Co.
6.63%, 1/15/2027 460,000 460,472
8.38%, 7/1/2028(a) 1,055,000 1,085,909
6.50%, 7/15/2028 375,000 379,396
6.75%, 8/1/2029(a) 300,000 303,415
8.63%, 11/1/2030(a) 565,000 597,559
8.75%, 7/1/2031(a)(b) 1,825,000 1,916,903
7.00%, 8/1/2032(a)(b) 500,000 501,281
9.63%, 6/15/2033(a)(b) 1,730,000 1,892,079
Summit Midstream Holdings LLC
8.63%, 10/31/2029(a) 1,760,000 1,838,779

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.3% (continued)
Sunoco LP
7.00%, 9/15/2028(a) $ 230,000 $ 237,458
4.50%, 5/15/2029 695,000 684,069
4.50%, 10/1/2029(a)(b) 975,000 954,142
6.63%, 8/15/2032(a) 1,105,000 1,139,621
Tallgrass Energy Partners LP
5.50%, 1/15/2028(a)(b) 845,000 844,708
7.38%, 2/15/2029(a) 235,000 243,618
6.00%, 12/31/2030(a)(b) 435,000 441,427
Talos Production, Inc.
9.38%, 2/1/2031(a)(b) 1,555,000 1,647,291
Teine Energy Ltd.
6.88%, 4/15/2029(a) 375,000 375,293
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029(a)(b) 545,000 539,308
TransMontaigne Partners LLC
8.50%, 6/15/2030(a) 400,000 414,967
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(a) 500,000 475,010
6.25%, 1/15/2030(a)(b) 645,000 660,940
4.13%, 8/15/2031(a) 1,050,000 968,876
Venture Global LNG, Inc.
8.13%, 6/1/2028(a)(b) 480,000 491,374
9.50%, 2/1/2029(a) 40,000 42,595
7.00%, 1/15/2030(a)(b) 300,000 301,859
8.38%, 6/1/2031(a)(b) 1,075,000 1,099,526
9.88%, 2/1/2032(a)(b) 885,000 935,707
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030(a) 175,000 180,128
7.50%, 5/1/2033(a) 300,000 328,910
6.50%, 6/15/2034(a) 80,000 82,850
7.75%, 5/1/2035(a)(b) 550,000 613,307
6.75%, 1/15/2036(a) 650,000 681,369
Vermilion Energy, Inc.
6.88%, 5/1/2030(a)(b) 80,000 79,941
7.25%, 2/15/2033(a) 1,095,000 1,060,451
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029(a) 550,000 557,582
120,155,857
Paper & Forest Products - 0 .1%
Domtar Corp.
6.75%, 10/1/2028(a) 1,295,000 1,075,705
Mercer International, Inc.
5.13%, 2/1/2029(b) 655,000 404,733
1,480,438
Passenger Airlines - 0 .1%
CHC Group LLC
11.75%, 9/1/2030(a) 515,000 493,772
OneSky Flight LLC
8.88%, 12/15/2029(a)(b) 670,000 716,387
1,210,159
Personal Care Products - 0 .8%
BellRing Brands, Inc.
7.00%, 3/15/2030(a)(b) 4,630,000 4,757,550
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Personal Care Products - 0.8% (continued)
Edgewell Personal Care Co.
4.13%, 4/1/2029(a) $ 1,405,000 $ 1,346,932
P&L Development LLC
+ 0.00%), 12.00%,
5/15/2029(a)(b)(d)(f) 429,134 433,141
Perrigo Finance Unlimited Co.
4.90%, 12/15/2044(b) 200,000 157,622
Prestige Brands, Inc.
5.13%, 1/15/2028(a)(b) 1,195,000 1,195,453
3.75%, 4/1/2031(a)(b) 1,985,000 1,855,430
9,746,128
Pharmaceuticals - 0 .9%
Harrow, Inc.
8.63%, 9/15/2030(a) 1,290,000 1,346,657
HLF Financing Sarl LLC
12.25%, 4/15/2029(a) 865,000 930,004
4.88%, 6/1/2029(a)(b) 3,175,000 3,013,046
Organon & Co.
5.13%, 4/30/2031(a)(b) 827,000 751,042
6.75%, 5/15/2034(a)(b) 3,130,000 3,058,577
7.88%, 5/15/2034(a)(b) 1,075,000 1,010,537
10,109,863
Professional Services - 0 .3%
AMN Healthcare, Inc.
4.00%, 4/15/2029(a) 240,000 229,495
CoreLogic, Inc.
4.50%, 5/1/2028(a) 925,000 907,724
KBR, Inc.
4.75%, 9/30/2028(a) 167,000 164,863
Science Applications International Corp.
4.88%, 4/1/2028(a)(b) 293,000 292,258
TriNet Group, Inc.
3.50%, 3/1/2029(a) 1,026,000 969,660
7.13%, 8/15/2031(a) 750,000 771,625
VT Topco, Inc.
8.50%, 8/15/2030(a)(b) 300,000 307,362
3,642,987
Real Estate Management & Development - 1 .4%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(a) 6,220,000 6,137,646
7.00%, 4/15/2030(a) 1,660,000 1,680,705
9.75%, 4/15/2030(a) 1,455,000 1,588,067
Forestar Group, Inc.
5.00%, 3/1/2028(a) 305,000 304,778
6.50%, 3/15/2033(a)(b) 2,495,000 2,551,003
Greystar Real Estate Partners LLC
7.75%, 9/1/2030(a) 330,000 348,280
Howard Hughes Corp. (The)
5.38%, 8/1/2028(a) 672,000 671,856
4.13%, 2/1/2029(a)(b) 330,000 319,150
4.38%, 2/1/2031(a)(b) 1,110,000 1,051,226
Hunt Cos., Inc.
5.25%, 4/15/2029(a)(b) 655,000 639,362
Kennedy-Wilson, Inc.
4.75%, 3/1/2029 455,000 445,242

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Real Estate Management & Development - 1.4% (continued)
Kennedy-Wilson, Inc. (continued)
4.75%, 2/1/2030(b) $ 500,000 $ 480,550
5.00%, 3/1/2031 440,000 422,624
WeWork Cos. LLC
12.00%, 8/15/2027‡(h) 3,213,750 —
16,640,489
Retail REITs - 0 .0% (g)
Brookfield Property REIT, Inc.
REIT, 4.50%, 4/1/2027(a) 400,000 394,952
Semiconductors & Semiconductor Equipment - 0 .1%
Kioxia Holdings Corp.
6.63%, 7/24/2033(a) 740,000 772,714
Software - 1 .8%
Alteryx, Inc.
8.75%, 3/15/2028(a) 450,000 450,000
AthenaHealth Group, Inc.
6.50%, 2/15/2030(a)(b) 1,890,000 1,833,005
Capstone Borrower, Inc.
8.00%, 6/15/2030(a) 1,165,000 1,083,104
Central Parent LLC
8.00%, 6/15/2029(a)(b) 1,545,000 1,200,680
Central Parent, Inc.
7.25%, 6/15/2029(a)(b) 1,370,000 1,049,822
Cloud Software Group, Inc.
6.50%, 3/31/2029(a)(b) 1,775,000 1,763,937
9.00%, 9/30/2029(a) 1,950,000 1,969,054
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028(a) 465,000 465,117
Elastic NV
4.13%, 7/15/2029(a)(b) 395,000 379,466
Fair Isaac Corp.
4.00%, 6/15/2028(a) 750,000 737,576
6.00%, 5/15/2033(a)(b) 1,890,000 1,925,787
Gen Digital, Inc.
6.25%, 4/1/2033(a) 960,000 964,626
GoTo Group, Inc.
5.50%, 5/1/2028(a) 1,621,000 1,184,849
McAfee Corp.
7.38%, 2/15/2030(a)(b) 2,290,000 1,821,922
Open Text Corp.
3.88%, 12/1/2029(a) 480,000 445,526
Open Text Holdings, Inc.
4.13%, 2/15/2030(a)(b) 646,000 600,076
4.13%, 12/1/2031(a)(b) 1,610,000 1,446,375
PTC, Inc.
4.00%, 2/15/2028(a)(b) 465,000 458,224
Rocket Software, Inc.
6.50%, 2/15/2029(a) 490,000 436,627
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)(b) 1,185,000 1,183,975
21,399,748
Specialized REITs - 1 .4%
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(a) 300,000 299,825
REIT, 5.25%, 3/15/2028(a) 1,250,000 1,249,644
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 1.4% (continued)
Iron Mountain, Inc. (continued)
REIT, 5.00%, 7/15/2028(a)(b) $ 100,000 $ 99,781
REIT, 7.00%, 2/15/2029(a) 660,000 678,172
REIT, 5.25%, 7/15/2030(a) 1,365,000 1,351,620
REIT, 4.50%, 2/15/2031(a) 2,084,000 1,991,507
REIT, 5.63%, 7/15/2032(a)(b) 144,000 142,196
Millrose Properties, Inc.
REIT, 6.38%, 8/1/2030(a) 6,030,000 6,154,731
REIT, 6.25%, 9/15/2032(a)(b) 4,775,000 4,828,857
SBA Communications Corp.
REIT, 3.88%, 2/15/2027 55,000 54,592
16,850,925
Specialty Retail - 5 .0%
Advance Auto Parts, Inc.
7.00%, 8/1/2030(a)(b) 50,000 50,848
7.38%, 8/1/2033(a)(b) 200,000 203,000
Arko Corp.
5.13%, 11/15/2029(a)(b) 4,020,000 3,503,171
Bath & Body Works, Inc.
6.95%, 3/1/2033 1,464,000 1,459,102
6.88%, 11/1/2035(b) 2,430,000 2,457,576
6.75%, 7/1/2036(b) 1,965,000 1,960,495
7.60%, 7/15/2037 725,000 722,068
Carvana Co.
9.00%, 6/1/2030(a)(d) 2,450,000 2,554,603
9.00%, 6/1/2031(a)(d) 13,691,444 15,061,512
EG Global Finance plc
12.00%, 11/30/2028(a)(b) 2,050,000 2,218,881
Gap, Inc. (The)
3.63%, 10/1/2029(a)(b) 690,000 656,233
3.88%, 10/1/2031(a) 248,000 229,911
Global Auto Holdings Ltd.
8.38%, 1/15/2029(a) 900,000 894,573
11.50%, 8/15/2029(a) 1,000,000 1,060,000
8.75%, 1/15/2032(a)(b) 750,000 724,473
Group 1 Automotive, Inc.
4.00%, 8/15/2028(a) 165,000 161,357
LBM Acquisition LLC
6.25%, 1/15/2029(a) 850,000 784,871
9.50%, 6/15/2031(a) 230,000 242,217
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)(b) 523,000 515,356
8.25%, 8/1/2031(a) 320,000 337,106
Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a) 1,770,000 1,750,696
7.88%, 5/1/2029(a)(b) 1,355,000 1,320,188
Murphy Oil USA, Inc.
5.63%, 5/1/2027 10,000 10,004
4.75%, 9/15/2029(b) 175,000 174,143
3.75%, 2/15/2031(a) 3,630,000 3,409,635
Park River Holdings, Inc.
8.00%, 3/15/2031(a)(b) 950,000 978,943
PetSmart LLC
7.50%, 9/15/2032(a)(b) 510,000 522,985
10.00%, 9/15/2033(a) 640,000 665,957

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 5.0% (continued)
Sonic Automotive, Inc.
4.63%, 11/15/2029(a)(b) $ 325,000 $ 319,388
4.88%, 11/15/2031(a)(b) 1,470,000 1,417,392
Specialty Building Products Holdings LLC
7.75%, 10/15/2029(a)(b) 928,000 924,920
Staples, Inc.
10.75%, 9/1/2029(a)(b) 1,894,000 1,861,106
12.75%, 1/15/2030(a)(b) 610,000 499,476
Upbound Group, Inc.
6.38%, 2/15/2029(a) 3,505,000 3,473,215
Valvoline, Inc.
3.63%, 6/15/2031(a) 3,060,000 2,810,579
Victra Holdings LLC
8.75%, 9/15/2029(a)(b) 2,900,000 3,052,833
58,988,813
Technology Hardware, Storage & Peripherals - 0 .6%
Diebold Nixdorf, Inc.
7.75%, 3/31/2030(a) 1,620,000 1,715,700
Seagate Data Storage Technology Pte. Ltd.
9.63%, 12/1/2032(a) 1,415,000 1,599,537
5.75%, 12/1/2034(a)(b) 2,720,000 2,777,950
Xerox Corp.
10.25%, 10/15/2030(a)(b) 700,000 577,113
6,670,300
Textiles, Apparel & Luxury Goods - 1 .1%
Beach Acquisition Bidco LLC
10.00%, 7/15/2033(a)(b)(d) 2,108,097 2,308,923
Crocs, Inc.
4.25%, 3/15/2029(a)(b) 550,000 530,669
4.13%, 8/15/2031(a) 1,725,000 1,578,708
Kontoor Brands, Inc.
4.13%, 11/15/2029(a) 1,880,000 1,783,329
S&S Holdings LLC
8.38%, 10/1/2031(a) 875,000 834,256
Under Armour, Inc.
7.25%, 7/15/2030(a)(b) 3,705,000 3,783,816
William Carter Co. (The)
7.38%, 2/15/2031(a)(b) 20,000 20,676
Wolverine World Wide, Inc.
4.00%, 8/15/2029(a)(b) 2,005,000 1,870,887
12,711,264
Tobacco - 0 .2%
Turning Point Brands, Inc.
7.63%, 3/15/2032(a)(b) 1,900,000 2,038,007
Trading Companies & Distributors - 1 .1%
Alta Equipment Group, Inc.
9.00%, 6/1/2029(a) 380,000 363,110
BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a)(b) 665,000 658,426
Boise Cascade Co.
4.88%, 7/1/2030(a) 990,000 986,819
EquipmentShare.com, Inc.
9.00%, 5/15/2028(a) 1,090,000 1,139,099
8.63%, 5/15/2032(a)(b) 395,000 422,266
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 1.1% (continued)
FTAI Aviation Investors LLC
5.50%, 5/1/2028(a)(b) $ 700,000 $ 700,673
7.88%, 12/1/2030(a) 260,000 275,679
7.00%, 5/1/2031(a) 500,000 526,084
5.88%, 4/15/2033(a)(b) 200,000 202,776
Imola Merger Corp.
4.75%, 5/15/2029(a)(b) 2,180,000 2,144,961
QXO Building Products, Inc.
6.75%, 4/30/2032(a)(b) 4,740,000 4,884,475
12,304,368
Wireless Telecommunication Services - 1 .0%
Iliad Holding SAS
7.00%, 10/15/2028(a) 725,000 733,322
Millicom International Cellular SA
5.13%, 1/15/2028(a) 675,000 673,646
6.25%, 3/25/2029(a)(b) 360,000 363,298
4.50%, 4/27/2031(a)(b) 2,680,000 2,495,326
7.38%, 4/2/2032(a) 175,000 182,066
Rogers Communications, Inc.
Series NC5, 7.00%,
4/15/2055(b)(c) 400,000 414,909
7.13%, 4/15/2055(b)(c) 1,810,000 1,898,052
5.25%, 3/15/2082(a)(c) 1,830,000 1,828,104
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a) 265,000 239,744
4.75%, 7/15/2031(a) 470,000 429,466
6.75%, 1/15/2033(a) 355,000 346,182
Vodafone Group plc
7.00%, 4/4/2079(c) 410,000 432,337
Zegona Finance plc
8.63%, 7/15/2029(a) 1,260,000 1,328,334
11,364,786
Total Corporate Bonds
(Cost $1,142,738,653) 1,141,066,849
SECURITIES LENDING REINVESTMENTS - 21 .8% (i)
CERTIFICATES OF DEPOSIT - 5 .1%
Bank of Montreal, Chicago
(SOFR + 0.31%), 3.96%,
5/29/2026(f) $ 2,000,000 2,000,872
(SOFR + 0.35%), 4.00%,
11/18/2026(f) 3,000,000 3,001,623
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 3.99%,
7/1/2026(f) 3,000,000 2,999,968
(SOFR + 0.30%), 3.95%,
1/21/2027(f) 3,000,000 2,999,988
Barclays Bank plc, New York
(SOFR + 0.22%), 3.86%,
4/10/2026(f) 5,000,000 4,999,985
(SOFR + 0.25%), 3.89%,
4/29/2026(f) 2,000,000 2,000,144

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
CERTIFICATES OF DEPOSIT (continued)
Credit Agricole CIB, New York
(SOFR + 0.27%), 3.92%,
6/5/2026(f) $ 3,000,000 $ 3,000,654
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 3.88%,
5/11/2026(f) 3,000,000 3,000,666
(SOFR + 0.25%), 3.89%,
5/27/2026(f) 2,000,000 2,000,588
MUFG Bank Ltd., New York Branch
(SOFR + 0.22%), 3.86%,
3/12/2026(f) 2,000,000 2,000,000
National Australia Bank, New York
(SOFR + 0.25%), 3.90%,
3/17/2026(f) 2,000,000 2,000,000
Royal Bank of Canada, New York
(SOFR + 0.35%), 4.00%,
11/12/2026(f) 4,000,000 4,002,136
(SOFR + 0.30%), 3.95%,
1/22/2027(f) 2,000,000 1,999,986
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 3.77%,
2/10/2026(f) 2,000,000 2,000,048
(SOFR + 0.21%), 3.86%,
3/10/2026(f) 2,000,000 2,000,000
(SOFR + 0.22%), 3.87%,
4/9/2026(f) 5,000,000 5,000,965
Sumitomo Mitsui Trust Bank Ltd.,
London
4.00%, 3/4/2026 2,000,000 2,000,000
4.00%, 3/11/2026 5,000,000 5,000,000
Sumitomo Mitsui Trust Bank Ltd.,
New York
4.40%, 2/3/2026 2,000,000 2,000,000
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 3.84%,
4/6/2026(f) 2,000,000 2,000,254
(SOFR + 0.36%), 4.00%,
5/8/2026(f) 4,000,000 4,002,412
Total Certificates of Deposit
(Cost $60,000,048) 60,010,289
REPURCHASE AGREEMENTS - 16 .7%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$5,153,344, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $5,205,471 5,152,297 5,152,297
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Securities (USA) LLC
3.93%, dated 1/31/2026, due
3/6/2026, repurchase price
$10,037,117, collateralized by
various Common Stocks; total
market value $10,938,057 $ 10,000,000 $ 10,000,000
TD Securities (USA) LLC
3.73%, dated 1/31/2026, due
2/2/2026, repurchase price
$180,037,300, collateralized by
various Common Stocks; total
market value $196,885,022 180,000,000 180,000,000
Total Repurchase Agreements
(Cost $195,152,297) 195,152,297
Total Securities Lending Reinvestments
(Cost $255,152,345) 255,162,586
SHORT-TERM INVESTMENTS - 0 .2% (j)
U.S. GOVERNMENT AGENCY SECURITIES - 0 .2%
FNMA
3.45%, 2/2/2026
(Cost $2,999,712) 3,000,000 2,999,130
Total Investments - 119.5%
(Cost $1,400,890,710) 1,399,228,565
Liabilities in excess of other assets - (19.5%) (228,440,335)
NET ASSETS - 100.0% $1,170,788,230
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At January
31, 2026, the value of these securities amounted to
approximately $1,013,977,206 or 86.61% of net assets.
(b) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $285,062,636, collateralized
in the form of cash with a value of $255,152,890 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $51,283,450 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 15, 2026 – May 15, 2055; a total value of
$306,436,340.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Payment in-kind security.
(e) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of January
31, 2026.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2026.
(g) Represents less than 0.05% of net assets.
(h) Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $255,162,586.
(j) The rate shown was the current yield as of January 31,
2026.
Percentages shown are based on Net Assets.
Abbreviations
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Security Type % of Net Assets
Corporate Bonds 97 .5%
Securities Lending Reinvestments 21 .8
Short-Term Investments 0 .2
Others
(1)
( 19 .5 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
January 31, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 95 .1%
Air Freight & Logistics - 0 .5%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028 $ 10,000 $ 10,016
United Parcel Service, Inc.
5.15%, 5/22/2034 50,000 51,863
5.25%, 5/14/2035 70,000 72,517
6.05%, 5/14/2065 50,000 51,653
186,049
Automobile Components - 0 .1%
BorgWarner, Inc.
5.40%, 8/15/2034 30,000 30,830
Lear Corp.
5.25%, 5/15/2049 20,000 18,225
49,055
Automobiles - 0 .4%
Ford Motor Co.
3.25%, 2/12/2032 60,000 53,300
Honda Motor Co. Ltd.
4.44%, 7/8/2028 100,000 100,952
154,252
Banks - 12 .0%
Bank of America Corp.
3.42%, 12/20/2028(a) 133,000 131,551
2.09%, 6/14/2029(a) 127,000 121,385
Bank of Montreal
3.09%, 1/10/2037(a) 120,000 108,368
Bank of Nova Scotia (The)
4.93%, 2/14/2029(a) 140,000 142,659
4.34%, 9/15/2031(a) 140,000 139,509
Citigroup, Inc.
4.45%, 9/29/2027 267,000 268,723
3.98%, 3/20/2030(a) 187,000 185,611
2.67%, 1/29/2031(a) 107,000 100,242
4.41%, 3/31/2031(a) 100,000 99,985
2.57%, 6/3/2031(a) 73,000 67,682
4.50%, 9/11/2031(a) 120,000 120,097
3.06%, 1/25/2033(a) 102,000 93,395
5.83%, 2/13/2035(a) 150,000 155,091
8.13%, 7/15/2039 55,000 69,939
6.68%, 9/13/2043 92,000 102,143
4.65%, 7/23/2048 15,000 13,186
HSBC Holdings plc
5.55%, 3/4/2030(a) 260,000 269,593
8.11%, 11/3/2033(a) 200,000 233,869
5.45%, 3/3/2036(a) 310,000 318,386
6.50%, 9/15/2037 50,000 54,824
JPMorgan Chase & Co.
6.09%, 10/23/2029(a) 130,000 136,641
4.45%, 12/5/2029(a) 100,000 100,991
5.58%, 4/22/2030(a) 335,000 349,029
4.57%, 6/14/2030(a) 100,000 101,212
5.00%, 7/22/2030(a) 305,000 313,057
2.58%, 4/22/2032(a) 14,000 12,781
5.53%, 11/29/2045(a) 180,000 181,382
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 12.0% (continued)
Mitsubishi UFJ Financial Group, Inc.
5.62%, 4/24/2036(a) $ 200,000 $ 208,951
Royal Bank of Canada
4.72%, 3/27/2028(a) 20,000 20,180
5.00%, 2/1/2033 70,000 71,719
5.00%, 5/2/2033 30,000 30,703
5.15%, 2/1/2034 125,000 129,715
Santander Holdings USA, Inc.
5.74%, 3/20/2031(a) 30,000 31,124
Westpac Banking Corp.
3.40%, 1/25/2028 100,000 99,319
5.62%, 11/20/2035(a) 130,000 134,044
4,717,086
Beverages - 2 .1%
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/2036 10,000 9,862
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/2034 70,000 72,021
5.45%, 1/23/2039 62,000 63,892
5.55%, 1/23/2049 60,000 59,757
Diageo Capital plc
5.30%, 10/24/2027 280,000 286,823
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 2/16/2034 20,000 20,087
PepsiCo, Inc.
4.45%, 5/15/2028 67,000 68,045
2.63%, 7/29/2029 100,000 95,647
1.95%, 10/21/2031 30,000 26,660
3.50%, 3/19/2040 73,000 61,694
2.63%, 10/21/2041 30,000 21,856
4.65%, 2/15/2053 40,000 35,256
5.25%, 7/17/2054 10,000 9,715
3.88%, 3/19/2060 5,000 3,833
835,148
Biotechnology - 0 .9%
AbbVie, Inc.
4.65%, 3/15/2028 230,000 233,849
Biogen, Inc.
2.25%, 5/1/2030 10,000 9,193
3.15%, 5/1/2050 63,000 40,862
3.25%, 2/15/2051 20,000 13,157
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 54,000 48,303
2.80%, 9/15/2050 20,000 12,255
357,619
Broadline Retail - 0 .6%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041 200,000 147,732
eBay, Inc.
2.70%, 3/11/2030 50,000 47,023
2.60%, 5/10/2031 30,000 27,416
3.65%, 5/10/2051 20,000 14,675
236,846

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Building Products - 1 .1%
Carrier Global Corp.
2.49%, 2/15/2027 $ 30,000 $ 29,583
6.20%, 3/15/2054 50,000 54,129
CRH SMW Finance DAC
5.13%, 1/9/2030 200,000 206,043
Fortune Brands Innovations, Inc.
5.88%, 6/1/2033 25,000 26,457
4.50%, 3/25/2052 10,000 8,036
Johnson Controls International plc
5.50%, 4/19/2029 20,000 20,837
4.63%, 7/2/2044(b) 33,000 29,480
Owens Corning
4.30%, 7/15/2047 26,000 21,310
4.40%, 1/30/2048 10,000 8,270
5.95%, 6/15/2054 15,000 15,310
Trane Technologies Financing Ltd.
5.25%, 3/3/2033 10,000 10,402
Trane Technologies Holdco, Inc.
4.30%, 2/21/2048 17,000 14,278
444,135
Capital Markets - 8 .2%
Ameriprise Financial, Inc.
5.20%, 4/15/2035 50,000 50,880
Ares Capital Corp.
3.20%, 11/15/2031 70,000 62,084
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028 67,000 66,552
3.99%, 6/13/2028(a) 77,000 77,084
4.60%, 7/26/2030(a) 93,000 94,690
4.29%, 6/13/2033(a) 20,000 19,740
5.19%, 3/14/2035(a) 105,000 108,024
Barings BDC, Inc.
7.00%, 2/15/2029 10,000 10,335
Blackstone Secured Lending Fund
5.13%, 1/31/2031 60,000 58,700
Brookfield Asset Management Ltd.
6.08%, 9/15/2055 20,000 20,576
Brookfield Finance, Inc.
6.30%, 1/15/2055(a) 10,000 9,933
5.81%, 3/3/2055 60,000 59,473
Deutsche Bank AG
5.00%, 9/11/2030(a) 180,000 183,123
4.47%, 12/10/2031(a) 180,000 179,800
FactSet Research Systems, Inc.
3.45%, 3/1/2032 10,000 9,298
Franklin Resources, Inc.
2.95%, 8/12/2051 10,000 6,277
Goldman Sachs Group, Inc. (The)
4.48%, 8/23/2028(a) 261,000 262,629
4.15%, 10/21/2029(a) 100,000 99,945
5.73%, 4/25/2030(a) 200,000 208,822
4.37%, 10/21/2031(a) 30,000 29,829
2.62%, 4/22/2032(a) 50,000 45,538
2.38%, 7/21/2032(a) 17,000 15,203
3.10%, 2/24/2033(a) 70,000 64,323
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 8.2% (continued)
Goldman Sachs Group, Inc. (The) (continued)
4.94%, 10/21/2036(a) $ 20,000 $ 19,721
6.75%, 10/1/2037 112,000 124,338
4.41%, 4/23/2039(a) 100,000 92,254
3.44%, 2/24/2043(a) 25,000 19,454
5.56%, 11/19/2045(a) 160,000 159,144
5.73%, 1/28/2056(a) 30,000 30,243
Legg Mason, Inc.
5.63%, 1/15/2044 10,000 9,955
Moody's Corp.
2.00%, 8/19/2031 20,000 17,790
2.75%, 8/19/2041 43,000 31,125
3.75%, 2/25/2052 15,000 11,210
Morgan Stanley
3.77%, 1/24/2029(a) 200,000 198,901
5.12%, 2/1/2029(a) 43,000 43,872
5.30%, 4/20/2037(a) 33,000 33,541
5.94%, 2/7/2039(a) 30,000 31,394
MSCI, Inc.
5.15%, 3/15/2036 50,000 49,316
Nasdaq, Inc.
5.55%, 2/15/2034 15,000 15,678
3.95%, 3/7/2052 4,000 3,066
6.10%, 6/28/2063 45,000 46,822
Oaktree Specialty Lending Corp.
7.10%, 2/15/2029 10,000 10,330
S&P Global, Inc.
1.25%, 8/15/2030 50,000 43,995
2.90%, 3/1/2032 50,000 46,013
4.50%, 5/15/2048 24,000 20,653
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 20,000 20,588
State Street Corp.
2.40%, 1/24/2030 88,000 83,015
4.16%, 8/4/2033(a) 110,000 107,681
UBS AG
5.65%, 9/11/2028 200,000 208,731
3,221,688
Chemicals - 1 .2%
Albemarle Corp.
5.05%, 6/1/2032 20,000 20,249
5.45%, 12/1/2044 10,000 9,140
Dow Chemical Co. (The)
5.15%, 2/15/2034 20,000 19,814
5.35%, 3/15/2035 40,000 39,519
5.55%, 11/30/2048 35,000 30,961
6.90%, 5/15/2053 24,000 24,913
Ecolab, Inc.
1.30%, 1/30/2031 3,000 2,611
5.00%, 9/1/2035 20,000 20,396
3.95%, 12/1/2047 60,000 48,641
2.70%, 12/15/2051 20,000 12,398
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048 11,000 9,779

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 1.2% (continued)
Linde, Inc.
1.10%, 8/10/2030 $ 50,000 $ 43,937
LYB International Finance III LLC
5.50%, 3/1/2034 90,000 88,819
3.63%, 4/1/2051 50,000 31,930
Mosaic Co. (The)
4.60%, 11/15/2030 60,000 60,163
463,270
Commercial Services & Supplies - 0 .6%
Cintas Corp. No. 2
4.00%, 5/1/2032 25,000 24,483
RELX Capital, Inc.
3.00%, 5/22/2030 33,000 31,403
5.25%, 3/27/2035 20,000 20,526
Republic Services, Inc.
5.00%, 4/1/2034 80,000 81,736
Waste Management, Inc.
4.50%, 3/15/2028 20,000 20,281
3.90%, 3/1/2035 10,000 9,397
5.35%, 10/15/2054 60,000 58,447
246,273
Construction & Engineering - 0 .1%
Quanta Services, Inc.
3.05%, 10/1/2041 35,000 25,990
Consumer Finance - 4 .4%
Ally Financial, Inc.
6.99%, 6/13/2029(a) 80,000 84,372
6.85%, 1/3/2030(a) 40,000 42,343
American Express Co.
3.30%, 5/3/2027 50,000 49,726
5.28%, 7/27/2029(a) 100,000 102,858
4.42%, 8/3/2033(a) 65,000 64,311
5.63%, 7/28/2034(a) 60,000 62,475
5.92%, 4/25/2035(a) 90,000 95,122
4.05%, 12/3/2042 14,000 12,013
Capital One Financial Corp.
5.47%, 2/1/2029(a) 250,000 256,231
2.36%, 7/29/2032(a) 50,000 43,699
6.38%, 6/8/2034(a) 40,000 42,952
Caterpillar Financial Services Corp.
3.95%, 11/14/2028 60,000 60,200
Ford Motor Credit Co. LLC
5.11%, 5/3/2029 280,000 282,208
7.20%, 6/10/2030 400,000 430,303
John Deere Capital Corp.
4.90%, 6/11/2027 50,000 50,819
Synchrony Financial
2.88%, 10/28/2031 44,000 39,295
1,718,927
Consumer Staples Distribution & Retail - 1 .1%
Kroger Co. (The)
5.00%, 4/15/2042 20,000 18,596
5.40%, 1/15/2049 28,000 26,730
3.95%, 1/15/2050 20,000 15,282
5.65%, 9/15/2064 50,000 47,584
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Staples Distribution & Retail - 1.1% (continued)
Target Corp.
2.65%, 9/15/2030 $ 60,000 $ 56,192
3.90%, 11/15/2047 10,000 7,875
4.80%, 1/15/2053 47,000 41,866
Walmart, Inc.
1.80%, 9/22/2031 110,000 98,097
4.05%, 6/29/2048 160,000 133,480
445,702
Containers & Packaging - 0 .1%
AptarGroup, Inc.
3.60%, 3/15/2032 13,000 12,261
Avery Dennison Corp.
4.88%, 12/6/2028 10,000 10,185
2.65%, 4/30/2030 10,000 9,340
5.75%, 3/15/2033 14,000 14,793
46,579
Diversified Consumer Services - 0 .1%
Trustees of the University of Pennsylvania (The)
3.61%, 2/15/2119 20,000 12,611
Washington University (The)
4.35%, 4/15/2122 30,000 22,643
35,254
Diversified REITs - 0 .3%
Digital Realty Trust LP
REIT, 4.45%, 7/15/2028 33,000 33,262
REIT, 3.60%, 7/1/2029 10,000 9,815
Equinix Europe 2 Financing Corp. LLC
REIT, 5.50%, 6/15/2034 20,000 20,657
Simon Property Group LP
REIT, 6.75%, 2/1/2040 17,000 19,473
REIT, 5.85%, 3/8/2053 17,000 17,312
REIT, 6.65%, 1/15/2054 20,000 22,397
122,916
Diversified Telecommunication Services - 7 .0%
AT&T, Inc.
1.65%, 2/1/2028 50,000 47,802
4.90%, 11/1/2035 310,000 305,214
3.50%, 6/1/2041 210,000 165,044
5.70%, 11/1/2054 100,000 95,484
3.85%, 6/1/2060 140,000 95,885
Comcast Corp.
4.55%, 1/15/2029 90,000 91,501
2.65%, 2/1/2030 247,000 232,943
5.50%, 11/15/2032 90,000 94,722
4.65%, 2/15/2033 67,000 66,943
4.60%, 10/15/2038 20,000 18,489
4.00%, 3/1/2048 64,000 48,207
2.89%, 11/1/2051 320,000 188,356
5.35%, 5/15/2053 10,000 8,994
2.99%, 11/1/2063 80,000 43,298
5.50%, 5/15/2064 23,000 20,634
Telefonica Emisiones SA
5.52%, 3/1/2049 150,000 137,855
Verizon Communications, Inc.
2.55%, 3/21/2031 437,000 399,271

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 7.0% (continued)
Verizon Communications, Inc. (continued)
2.36%, 3/15/2032 $ 237,000 $ 208,942
5.05%, 5/9/2033 55,000 56,214
4.78%, 2/15/2035 50,000 49,071
5.25%, 4/2/2035 50,000 50,651
2.65%, 11/20/2040 30,000 21,377
4.86%, 8/21/2046 50,000 44,245
5.01%, 4/15/2049 30,000 26,894
3.88%, 3/1/2052 154,000 113,947
2.99%, 10/30/2056 119,000 70,616
6.00%, 11/30/2065 50,000 49,461
2,752,060
Electric Utilities - 3 .8%
Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031 117,000 104,366
4.00%, 4/1/2048 57,000 45,376
5.25%, 1/15/2053 10,000 9,491
Duke Energy Corp.
5.45%, 6/15/2034 290,000 300,796
Enel Chile SA
4.88%, 6/12/2028 20,000 20,280
Eversource Energy
4.60%, 7/1/2027 167,000 168,267
Series R, 1.65%, 8/15/2030 17,000 15,044
Pacific Gas and Electric Co.
5.70%, 3/1/2035 110,000 112,730
4.20%, 6/1/2041 138,000 114,331
3.95%, 12/1/2047 100,000 74,555
6.70%, 4/1/2053 10,000 10,590
Public Service Co. of New Hampshire
3.60%, 7/1/2049 40,000 29,603
Public Service Electric and Gas Co.
4.65%, 3/15/2033 15,000 15,059
5.20%, 3/1/2034 20,000 20,588
3.60%, 12/1/2047 77,000 57,781
4.05%, 5/1/2048 60,000 48,271
5.45%, 3/1/2054 20,000 19,527
Southern California Edison Co.
5.65%, 10/1/2028 40,000 41,433
2.25%, 6/1/2030 50,000 45,499
5.95%, 11/1/2032 7,000 7,425
5.20%, 6/1/2034 100,000 100,102
5.45%, 3/1/2035 50,000 50,555
Series C, 4.13%, 3/1/2048 33,000 25,268
Series E, 5.45%, 6/1/2052 75,000 67,859
1,504,796
Electrical Equipment - 0 .2%
ABB Finance USA, Inc.
3.80%, 4/3/2028 50,000 50,072
Hubbell, Inc.
3.50%, 2/15/2028 20,000 19,818
69,890
Energy Equipment & Services - 0 .3%
Baker Hughes Holdings LLC
4.08%, 12/15/2047 40,000 31,936
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Energy Equipment & Services - 0.3% (continued)
Halliburton Co.
6.70%, 9/15/2038 $ 10,000 $ 11,175
5.00%, 11/15/2045 60,000 54,063
97,174
Financial Services - 1 .9%
Apollo Global Management, Inc.
5.80%, 5/21/2054 20,000 19,692
Equitable Holdings, Inc.
5.59%, 1/11/2033 44,000 45,903
5.00%, 4/20/2048 4,000 3,598
Mastercard, Inc.
3.30%, 3/26/2027 100,000 99,566
2.95%, 6/1/2029 96,000 93,099
2.00%, 11/18/2031 33,000 29,378
3.95%, 2/26/2048 15,000 12,054
2.95%, 3/15/2051 30,000 19,669
PayPal Holdings, Inc.
4.40%, 6/1/2032 98,000 97,765
5.05%, 6/1/2052 30,000 27,101
Visa, Inc.
2.05%, 4/15/2030 70,000 64,915
1.10%, 2/15/2031 130,000 113,294
2.70%, 4/15/2040 90,000 68,959
Voya Financial, Inc.
5.00%, 9/20/2034 10,000 9,970
4.70%, 1/23/2048(a) 30,000 28,741
733,704
Food Products - 0 .8%
Archer-Daniels-Midland Co.
4.50%, 3/15/2049 10,000 8,605
2.70%, 9/15/2051 50,000 30,602
Campbell's Co. (The)
4.15%, 3/15/2028 50,000 50,048
2.38%, 4/24/2030 17,000 15,632
4.80%, 3/15/2048 20,000 17,173
General Mills, Inc.
4.55%, 4/17/2038 20,000 18,798
4.70%, 4/17/2048 40,000 34,994
Hershey Co. (The)
4.25%, 5/4/2028 20,000 20,188
3.13%, 11/15/2049 10,000 6,866
2.65%, 6/1/2050 40,000 24,599
Hormel Foods Corp.
3.05%, 6/3/2051 40,000 26,305
Mondelez International, Inc.
3.00%, 3/17/2032 50,000 45,898
2.63%, 9/4/2050 50,000 29,933
329,641
Gas Utilities - 0 .2%
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/2050 80,000 55,068
Southern California Gas Co.
5.45%, 6/15/2035 20,000 20,757
75,825

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 1 .5%
Canadian National Railway Co.
3.65%, 2/3/2048 $ 14,000 $ 10,701
4.45%, 1/20/2049 92,000 78,964
4.40%, 8/5/2052 7,000 5,959
CSX Corp.
2.40%, 2/15/2030 63,000 58,937
5.20%, 11/15/2033 60,000 62,253
5.05%, 6/15/2035 10,000 10,164
6.22%, 4/30/2040 70,000 76,820
3.80%, 4/15/2050 33,000 25,070
4.65%, 3/1/2068 3,000 2,461
Ryder System, Inc.
6.60%, 12/1/2033 50,000 55,518
Union Pacific Corp.
2.89%, 4/6/2036 40,000 33,830
4.50%, 9/10/2048 55,000 47,117
4.30%, 3/1/2049 90,000 74,683
5.60%, 12/1/2054 30,000 29,890
2.97%, 9/16/2062 30,000 17,552
589,919
Health Care Equipment & Supplies - 2 .0%
Abbott Laboratories
1.40%, 6/30/2030 38,000 34,022
4.90%, 11/30/2046 98,000 91,362
Baxter International, Inc.
1.73%, 4/1/2031 50,000 43,008
Becton Dickinson & Co.
2.82%, 5/20/2030 20,000 18,861
1.96%, 2/11/2031 70,000 62,393
3.79%, 5/20/2050 50,000 37,415
Boston Scientific Corp.
2.65%, 6/1/2030 100,000 94,021
GE HealthCare Technologies, Inc.
4.80%, 8/14/2029 60,000 61,224
5.86%, 3/15/2030 120,000 126,670
Medtronic Global Holdings SCA
4.25%, 3/30/2028 60,000 60,457
4.50%, 3/30/2033 5,000 4,993
Medtronic, Inc.
4.38%, 3/15/2035 80,000 78,345
Stryker Corp.
4.63%, 9/11/2034 90,000 89,173
801,944
Health Care Providers & Services - 5 .4%
Aetna, Inc.
3.88%, 8/15/2047 40,000 29,862
Ascension Health
Series 2025, 4.92%,
11/15/2035 70,000 70,053
Cardinal Health, Inc.
4.90%, 9/15/2045 33,000 29,810
Cencora, Inc.
2.70%, 3/15/2031 50,000 46,102
5.13%, 2/15/2034 30,000 30,714
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 5.4% (continued)
Centene Corp.
2.45%, 7/15/2028 $ 20,000 $ 18,818
2.63%, 8/1/2031 80,000 68,797
Cigna Group (The)
4.38%, 10/15/2028 30,000 30,247
5.25%, 2/15/2034 20,000 20,483
4.80%, 8/15/2038 90,000 85,743
6.13%, 11/15/2041 33,000 34,611
4.80%, 7/15/2046 30,000 26,493
3.88%, 10/15/2047 20,000 15,398
3.40%, 3/15/2051 79,000 54,496
CVS Health Corp.
3.63%, 4/1/2027 33,000 32,855
4.30%, 3/25/2028 100,000 100,327
5.25%, 2/21/2033 80,000 82,031
4.78%, 3/25/2038 130,000 122,019
5.05%, 3/25/2048 174,000 153,017
Elevance Health, Inc.
2.25%, 5/15/2030 50,000 45,932
4.10%, 5/15/2032 164,000 158,946
4.75%, 2/15/2033 20,000 19,987
4.55%, 3/1/2048 32,000 27,110
3.70%, 9/15/2049 30,000 21,994
6.10%, 10/15/2052 14,000 14,392
5.13%, 2/15/2053 20,000 17,998
5.65%, 6/15/2054 40,000 38,614
5.85%, 11/1/2064 30,000 29,298
HCA, Inc.
3.13%, 3/15/2027 10,000 9,904
5.45%, 4/1/2031 20,000 20,793
3.63%, 3/15/2032 30,000 28,307
7.50%, 11/6/2033 77,000 88,165
5.60%, 4/1/2034 80,000 83,088
5.13%, 6/15/2039 20,000 19,302
4.38%, 3/15/2042 55,000 46,951
5.25%, 6/15/2049 20,000 18,116
6.00%, 4/1/2054 15,000 14,881
6.20%, 3/1/2055 40,000 40,715
Laboratory Corp. of America Holdings
4.35%, 4/1/2030 10,000 10,015
2.70%, 6/1/2031 50,000 45,899
4.80%, 10/1/2034 25,000 24,685
NYU Langone Hospitals
Series 2020, 3.38%, 7/1/2055 30,000 20,586
Quest Diagnostics, Inc.
4.20%, 6/30/2029 43,000 43,160
2.95%, 6/30/2030 50,000 47,353
6.40%, 11/30/2033 10,000 11,024
UnitedHealth Group, Inc.
6.05%, 2/15/2063 20,000 20,294
5.75%, 7/15/2064 70,000 67,914
Willis-Knighton Medical Center
Series 2018, 4.81%, 9/1/2048 40,000 34,960
2,122,259

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care REITs - 0 .9%
Alexandria Real Estate Equities, Inc.
REIT, 5.25%, 5/15/2036 $ 160,000 $ 158,958
Healthcare Realty Holdings LP
REIT, 3.63%, 1/15/2028 30,000 29,706
REIT, 2.40%, 3/15/2030 20,000 18,289
REIT, 2.05%, 3/15/2031 7,000 6,133
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 20,000 19,498
Ventas Realty LP
REIT, 4.00%, 3/1/2028 23,000 22,990
REIT, 3.00%, 1/15/2030 48,000 45,685
REIT, 4.75%, 11/15/2030 30,000 30,398
REIT, 5.00%, 1/15/2035 20,000 19,973
351,630
Hotel & Resort REITs - 0 .1%
Host Hotels & Resorts LP
Series I, REIT, 3.50%,
9/15/2030 10,000 9,526
Series J, REIT, 2.90%,
12/15/2031 10,000 9,051
REIT, 5.50%, 4/15/2035 20,000 20,271
38,848
Hotels, Restaurants & Leisure - 0 .8%
Marriott International, Inc.
5.00%, 10/15/2027 20,000 20,311
4.90%, 4/15/2029 30,000 30,668
Series HH, 2.85%, 4/15/2031 63,000 58,467
5.30%, 5/15/2034 20,000 20,504
5.25%, 10/15/2035 30,000 30,402
Starbucks Corp.
4.50%, 5/15/2028 50,000 50,531
3.55%, 8/15/2029 70,000 68,623
4.50%, 11/15/2048 60,000 50,809
330,315
Household Durables - 0 .2%
Mohawk Industries, Inc.
5.85%, 9/18/2028 12,000 12,510
3.63%, 5/15/2030 7,000 6,807
Toll Brothers Finance Corp.
3.80%, 11/1/2029 40,000 39,439
58,756
Household Products - 0 .3%
Church & Dwight Co., Inc.
5.00%, 6/15/2052 20,000 18,373
Clorox Co. (The)
1.80%, 5/15/2030 10,000 9,028
4.60%, 5/1/2032 20,000 20,119
Colgate-Palmolive Co.
4.60%, 3/1/2033 50,000 50,846
98,366
Industrial REITs - 0 .4%
Americold Realty Operating Partnership LP
REIT, 5.41%, 9/12/2034 10,000 9,805
Prologis LP
REIT, 4.63%, 1/15/2033 47,000 47,271
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Industrial REITs - 0.4% (continued)
Prologis LP (continued)
REIT, 5.13%, 1/15/2034 $ 44,000 $ 44,986
REIT, 5.00%, 1/31/2035 30,000 30,289
REIT, 4.38%, 9/15/2048 7,000 5,881
REIT, 3.00%, 4/15/2050 23,000 15,118
REIT, 5.25%, 3/15/2054 15,000 14,258
167,608
Insurance - 3 .3%
Aflac, Inc.
3.60%, 4/1/2030 53,000 52,091
4.75%, 1/15/2049 10,000 8,786
Allstate Corp. (The)
1.45%, 12/15/2030 10,000 8,749
5.25%, 3/30/2033 40,000 41,382
American International Group, Inc.
5.13%, 3/27/2033 15,000 15,360
4.38%, 6/30/2050 40,000 33,388
Arch Capital Finance LLC
5.03%, 12/15/2046 10,000 9,346
Arch Capital Group Ltd.
3.64%, 6/30/2050 20,000 14,853
Arthur J Gallagher & Co.
5.15%, 2/15/2035 110,000 110,855
Athene Holding Ltd.
6.25%, 4/1/2054 20,000 19,471
6.88%, 6/28/2055(a) 50,000 50,089
AXIS Specialty Finance LLC
4.90%, 1/15/2040(a) 27,000 26,059
Brighthouse Financial, Inc.
4.70%, 6/22/2047 20,000 14,760
3.85%, 12/22/2051 5,000 3,029
Brown & Brown, Inc.
6.25%, 6/23/2055 10,000 10,341
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 30,000 19,176
Fidelity National Financial, Inc.
4.50%, 8/15/2028 20,000 20,142
3.20%, 9/17/2051 14,000 8,930
Hartford Insurance Group, Inc. (The)
4.40%, 3/15/2048 15,000 12,726
3.60%, 8/19/2049 43,000 31,741
2.90%, 9/15/2051 14,000 8,910
Lincoln National Corp.
3.05%, 1/15/2030 17,000 16,193
Manulife Financial Corp.
3.70%, 3/16/2032 37,000 35,430
MetLife, Inc.
5.38%, 7/15/2033 15,000 15,732
5.30%, 12/15/2034 10,000 10,367
10.75%, 8/1/2039 33,000 43,994
4.60%, 5/13/2046 30,000 26,736
5.00%, 7/15/2052 33,000 30,131
5.25%, 1/15/2054 24,000 22,749
Principal Financial Group, Inc.
3.70%, 5/15/2029 33,000 32,543

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.3% (continued)
Principal Financial Group, Inc. (continued)
2.13%, 6/15/2030 $ 58,000 $ 52,892
5.38%, 3/15/2033 10,000 10,366
5.50%, 3/15/2053 8,000 7,726
Progressive Corp. (The)
4.20%, 3/15/2048 60,000 49,649
Prudential Financial, Inc.
3.00%, 3/10/2040 23,000 17,889
4.50%, 9/15/2047(a) 50,000 49,404
3.91%, 12/7/2047 25,000 19,536
4.35%, 2/25/2050 33,000 27,242
5.13%, 3/1/2052(a) 30,000 29,630
6.00%, 9/1/2052(a) 47,000 48,521
Prudential Funding Asia plc
3.13%, 4/14/2030 15,000 14,359
3.63%, 3/24/2032 10,000 9,558
Reinsurance Group of America, Inc.
5.75%, 9/15/2034 20,000 20,800
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033 22,000 22,987
Travelers Cos., Inc. (The)
4.00%, 5/30/2047 50,000 40,211
4.05%, 3/7/2048 8,000 6,472
4.10%, 3/4/2049 5,000 4,046
5.45%, 5/25/2053 37,000 36,302
Unum Group
4.00%, 6/15/2029 40,000 39,596
4.13%, 6/15/2051 24,000 18,161
W R Berkley Corp.
3.55%, 3/30/2052 5,000 3,530
3.15%, 9/30/2061 30,000 18,013
1,300,949
Interactive Media & Services - 1 .6%
Alphabet, Inc.
0.80%, 8/15/2027 170,000 163,132
1.10%, 8/15/2030 10,000 8,821
1.90%, 8/15/2040 7,000 4,712
5.35%, 11/15/2045 110,000 108,521
2.25%, 8/15/2060 140,000 71,360
Meta Platforms, Inc.
4.60%, 5/15/2028 70,000 71,279
4.75%, 8/15/2034 40,000 39,939
5.60%, 5/15/2053 40,000 37,946
5.40%, 8/15/2054 40,000 36,864
5.75%, 5/15/2063 83,000 78,866
5.55%, 8/15/2064 10,000 9,180
630,620
IT Services - 1 .5%
Accenture Capital, Inc.
4.50%, 10/4/2034 60,000 59,010
Genpact Luxembourg Sarl
6.00%, 6/4/2029 130,000 136,221
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 100,000 96,258
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
IT Services - 1.5% (continued)
International Business Machines Corp.
4.50%, 2/6/2028 $ 160,000 $ 161,984
4.15%, 5/15/2039 100,000 89,240
2.85%, 5/15/2040 72,000 54,076
596,789
Leisure Products - 0 .2%
Brunswick Corp.
4.40%, 9/15/2032 25,000 24,123
Hasbro, Inc.
3.90%, 11/19/2029 33,000 32,568
6.35%, 3/15/2040 10,000 10,478
67,169
Machinery - 1 .9%
AGCO Corp.
5.80%, 3/21/2034 10,000 10,448
Caterpillar, Inc.
5.20%, 5/15/2035 90,000 93,162
3.25%, 9/19/2049 80,000 57,172
CNH Industrial Capital LLC
4.55%, 4/10/2028 60,000 60,492
CNH Industrial NV
3.85%, 11/15/2027 10,000 9,963
Cummins, Inc.
4.90%, 2/20/2029 90,000 92,519
5.15%, 2/20/2034 70,000 72,111
Deere & Co.
5.45%, 1/16/2035 130,000 136,886
Ingersoll Rand, Inc.
5.40%, 8/14/2028 38,000 39,284
5.31%, 6/15/2031 80,000 83,333
Stanley Black & Decker, Inc.
6.00%, 3/6/2028 20,000 20,737
4.85%, 11/15/2048 10,000 8,772
2.75%, 11/15/2050 22,000 13,123
Xylem, Inc.
1.95%, 1/30/2028 20,000 19,275
2.25%, 1/30/2031 17,000 15,398
732,675
Marine Transportation - 0 .1%
Kirby Corp.
4.20%, 3/1/2028 20,000 20,042
Media - 0 .5%
Fox Corp.
4.71%, 1/25/2029 50,000 50,736
5.58%, 1/25/2049 55,000 52,666
Paramount Global
4.95%, 1/15/2031 25,000 23,917
4.38%, 3/15/2043 30,000 20,663
5.25%, 4/1/2044 30,000 21,869
4.95%, 5/19/2050 30,000 21,046
190,897
Metals & Mining - 1 .2%
ArcelorMittal SA
6.80%, 11/29/2032 10,000 11,200
6.00%, 6/17/2034 100,000 107,134

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 1.2% (continued)
BHP Billiton Finance USA Ltd.
5.30%, 2/21/2035 $ 100,000 $ 103,250
5.00%, 2/15/2036 60,000 60,770
5.50%, 9/8/2053 40,000 39,630
Freeport-McMoRan, Inc.
4.25%, 3/1/2030 120,000 119,183
Gerdau Trade, Inc.
5.75%, 6/9/2035 20,000 20,620
461,787
Multi-Utilities - 1 .5%
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031 50,000 45,693
5.20%, 3/1/2033 10,000 10,340
Series E, 4.65%, 12/1/2048 22,000 19,048
6.15%, 11/15/2052 7,000 7,341
5.90%, 11/15/2053 10,000 10,189
5.70%, 5/15/2054 100,000 99,539
4.50%, 5/15/2058 55,000 44,824
National Grid plc
5.81%, 6/12/2033 25,000 26,487
NiSource, Inc.
5.35%, 7/15/2035 140,000 142,814
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 3,000 3,091
1.60%, 8/15/2030 10,000 8,873
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030 20,000 17,853
Series WWW, 2.95%,
8/15/2051 77,000 49,386
5.55%, 4/15/2054 10,000 9,691
Sempra
3.70%, 4/1/2029 10,000 9,852
3.80%, 2/1/2038 6,000 5,154
4.00%, 2/1/2048 83,000 63,544
573,719
Office REITs - 0 .6%
Boston Properties LP
REIT, 3.25%, 1/30/2031 80,000 75,085
REIT, 5.75%, 1/15/2035 20,000 20,468
Highwoods Realty LP
REIT, 3.05%, 2/15/2030 100,000 93,434
REIT, 7.65%, 2/1/2034 10,000 11,359
Kilroy Realty LP
REIT, 4.75%, 12/15/2028 30,000 30,151
REIT, 6.25%, 1/15/2036 17,000 17,563
248,060
Oil, Gas & Consumable Fuels - 5 .3%
Cheniere Energy, Inc.
4.63%, 10/15/2028 29,000 29,000
ConocoPhillips Co.
4.85%, 1/15/2032 60,000 61,596
5.00%, 1/15/2035 200,000 202,748
Enbridge, Inc.
5.63%, 4/5/2034 20,000 20,826
6.70%, 11/15/2053 25,000 27,501
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.3% (continued)
Enbridge, Inc. (continued)
5.95%, 4/5/2054 $ 5,000 $ 5,056
5.50%, 7/15/2077(a) 50,000 49,976
Kinder Morgan, Inc.
2.00%, 2/15/2031 174,000 156,086
5.40%, 2/1/2034 20,000 20,687
5.30%, 12/1/2034 30,000 30,653
5.85%, 6/1/2035 30,000 31,743
5.55%, 6/1/2045 33,000 32,045
5.20%, 3/1/2048 27,000 24,862
3.60%, 2/15/2051 10,000 7,044
5.45%, 8/1/2052 35,000 32,899
Marathon Petroleum Corp.
3.80%, 4/1/2028 30,000 29,858
4.50%, 4/1/2048 58,000 46,583
Occidental Petroleum Corp.
6.13%, 1/1/2031 40,000 42,299
Zero Coupon, 10/10/2036 50,000 29,898
6.60%, 3/15/2046 50,000 51,696
6.05%, 10/1/2054 15,000 14,439
ONEOK, Inc.
4.25%, 9/24/2027 40,000 40,143
6.10%, 11/15/2032 25,000 26,740
5.20%, 7/15/2048 20,000 17,992
4.85%, 2/1/2049 30,000 25,277
4.50%, 3/15/2050 60,000 48,714
5.70%, 11/1/2054 30,000 28,032
5.85%, 11/1/2064 70,000 65,973
Shell Finance US, Inc.
4.55%, 8/12/2043 100,000 89,569
4.38%, 5/11/2045 60,000 51,757
3.75%, 9/12/2046 20,000 15,569
TotalEnergies Capital International SA
2.83%, 1/10/2030 50,000 47,846
3.46%, 7/12/2049 50,000 35,947
3.13%, 5/29/2050 60,000 40,244
TotalEnergies Capital SA
4.72%, 9/10/2034 10,000 10,042
5.49%, 4/5/2054 30,000 29,170
TotalEnergies Capital USA LLC
4.25%, 1/13/2031 120,000 120,002
Transcontinental Gas Pipe Line Co. LLC
4.60%, 3/15/2048 70,000 60,677
Valero Energy Corp.
4.00%, 4/1/2029 30,000 29,822
2.80%, 12/1/2031 60,000 54,861
4.00%, 6/1/2052 30,000 22,181
Williams Cos., Inc. (The)
3.75%, 6/15/2027 50,000 49,868
4.80%, 11/15/2029 50,000 50,990
5.65%, 3/15/2033 33,000 34,508
5.15%, 3/15/2034 5,000 5,067
5.60%, 3/15/2035 30,000 31,159
5.75%, 6/24/2044 33,000 32,836
5.10%, 9/15/2045 37,000 34,051

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.3% (continued)
Williams Cos., Inc. (The) (continued)
4.85%, 3/1/2048 $ 39,000 $ 34,113
5.30%, 8/15/2052 14,000 12,918
2,093,563
Paper & Forest Products - 0 .3%
Suzano Austria GmbH
3.75%, 1/15/2031 20,000 18,870
Series DM3N, 3.13%,
1/15/2032 50,000 44,866
Suzano Netherlands BV
5.50%, 1/15/2036 50,000 49,783
113,519
Passenger Airlines - 0 .1%
Southwest Airlines Co.
2.63%, 2/10/2030 30,000 27,921
Personal Care Products - 0 .3%
Estee Lauder Cos., Inc. (The)
4.38%, 5/15/2028 20,000 20,178
2.60%, 4/15/2030 30,000 28,205
1.95%, 3/15/2031 83,000 74,055
4.15%, 3/15/2047 10,000 8,049
5.15%, 5/15/2053 5,000 4,617
135,104
Pharmaceuticals - 5 .1%
AstraZeneca Finance LLC
5.00%, 2/26/2034 10,000 10,299
Bristol-Myers Squibb Co.
1.13%, 11/13/2027 130,000 124,384
5.20%, 2/22/2034 70,000 72,428
5.50%, 2/22/2044 100,000 100,197
5.55%, 2/22/2054 35,000 34,242
3.90%, 3/15/2062 80,000 57,781
GlaxoSmithKline Capital plc
3.38%, 6/1/2029 33,000 32,393
GlaxoSmithKline Capital, Inc.
4.88%, 4/15/2035 50,000 50,428
6.38%, 5/15/2038 32,000 35,844
Johnson & Johnson
6.95%, 9/1/2029 10,000 11,040
5.00%, 3/1/2035 30,000 31,131
2.10%, 9/1/2040 60,000 42,217
2.25%, 9/1/2050 20,000 11,762
5.25%, 6/1/2054 70,000 69,950
2.45%, 9/1/2060 17,000 9,317
Merck & Co., Inc.
4.05%, 5/17/2028 100,000 100,727
4.50%, 5/17/2033 30,000 30,160
3.90%, 3/7/2039 20,000 17,796
2.35%, 6/24/2040 23,000 16,545
4.90%, 5/17/2044 135,000 126,505
5.50%, 3/15/2046 100,000 99,474
2.75%, 12/10/2051 15,000 9,238
Novartis Capital Corp.
2.00%, 2/14/2027 10,000 9,831
2.20%, 8/14/2030 85,000 78,658
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 5.1% (continued)
Novartis Capital Corp. (continued)
4.20%, 9/18/2034 $ 60,000 $ 58,601
4.60%, 11/5/2035 50,000 49,503
2.75%, 8/14/2050 75,000 47,908
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033 50,000 50,504
5.11%, 5/19/2043 80,000 76,882
5.34%, 5/19/2063 72,000 66,971
Pfizer, Inc.
1.75%, 8/18/2031 33,000 29,095
4.10%, 9/15/2038 275,000 251,269
3.90%, 3/15/2039 40,000 35,328
7.20%, 3/15/2039 37,000 44,012
2.55%, 5/28/2040 53,000 38,886
2.70%, 5/28/2050 20,000 12,520
Sanofi SA
3.63%, 6/19/2028 15,000 14,965
Viatris, Inc.
3.85%, 6/22/2040 60,000 46,193
4.00%, 6/22/2050 10,000 6,710
2,011,694
Professional Services - 0 .3%
Automatic Data Processing, Inc.
4.45%, 9/9/2034 10,000 9,933
Equifax, Inc.
4.80%, 9/15/2029 55,000 55,928
3.10%, 5/15/2030 37,000 35,074
Verisk Analytics, Inc.
3.63%, 5/15/2050 30,000 21,615
122,550
Real Estate Management & Development - 0 .1%
CBRE Services, Inc.
2.50%, 4/1/2031 20,000 18,106
5.95%, 8/15/2034 18,000 19,157
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 10,000 10,673
47,936
Residential REITs - 0 .4%
AvalonBay Communities, Inc.
REIT, 5.00%, 2/15/2033 14,000 14,303
REIT, 4.35%, 4/15/2048 20,000 16,901
Camden Property Trust
REIT, 2.80%, 5/15/2030 50,000 47,187
ERP Operating LP
REIT, 1.85%, 8/1/2031 18,000 15,919
Mid-America Apartments LP
REIT, 1.70%, 2/15/2031 60,000 52,780
Store Capital LLC
REIT, 2.70%, 12/1/2031 20,000 17,701
UDR, Inc.
REIT, 5.13%, 9/1/2034 10,000 10,066
174,857
Retail REITs - 0 .5%
Brixmor Operating Partnership LP
REIT, 2.25%, 4/1/2028 30,000 28,876

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Retail REITs - 0.5% (continued)
Brixmor Operating Partnership LP (continued)
REIT, 2.50%, 8/16/2031 $ 7,000 $ 6,281
REIT, 5.50%, 2/15/2034 7,000 7,188
Federal Realty OP LP
REIT, 5.38%, 5/1/2028 30,000 30,773
REIT, 3.50%, 6/1/2030 10,000 9,652
REIT, 3.63%, 8/1/2046 10,000 7,219
Kimco Realty OP LLC
REIT, 4.85%, 3/1/2035 90,000 89,391
Regency Centers LP
REIT, 4.13%, 3/15/2028 5,000 5,014
REIT, 3.70%, 6/15/2030 26,000 25,444
209,838
Semiconductors & Semiconductor Equipment - 2 .0%
Applied Materials, Inc.
4.35%, 4/1/2047 50,000 43,276
Intel Corp.
3.75%, 3/25/2027 100,000 99,710
5.13%, 2/10/2030 110,000 112,832
2.00%, 8/12/2031 47,000 41,337
5.15%, 2/21/2034 30,000 30,380
5.63%, 2/10/2043 54,000 52,686
3.73%, 12/8/2047 57,000 41,047
4.75%, 3/25/2050 40,000 33,127
4.95%, 3/25/2060 48,000 39,394
KLA Corp.
3.30%, 3/1/2050 20,000 14,019
4.95%, 7/15/2052 10,000 9,113
Micron Technology, Inc.
5.30%, 1/15/2031 30,000 31,159
5.88%, 9/15/2033 30,000 31,912
3.37%, 11/1/2041 30,000 23,217
QUALCOMM, Inc.
2.15%, 5/20/2030 80,000 73,757
5.40%, 5/20/2033 80,000 84,446
6.00%, 5/20/2053 35,000 36,712
798,124
Software - 3 .3%
Adobe, Inc.
4.80%, 4/4/2029 40,000 41,064
2.30%, 2/1/2030 33,000 30,888
5.30%, 1/17/2035 20,000 20,960
Autodesk, Inc.
2.85%, 1/15/2030 20,000 18,959
2.40%, 12/15/2031 10,000 8,908
Cadence Design Systems, Inc.
4.30%, 9/10/2029 50,000 50,319
Microsoft Corp.
1.35%, 9/15/2030 20,000 17,887
3.45%, 8/8/2036 3,000 2,718
2.53%, 6/1/2050 70,000 42,424
2.92%, 3/17/2052 40,000 26,055
2.68%, 6/1/2060 233,000 132,352
3.04%, 3/17/2062 55,000 33,911
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 3.3% (continued)
Oracle Corp.
2.80%, 4/1/2027 $ 40,000 $ 39,332
6.25%, 11/9/2032 170,000 177,444
4.70%, 9/27/2034 130,000 120,663
3.60%, 4/1/2040 20,000 14,772
5.55%, 2/6/2053 220,000 182,918
3.85%, 4/1/2060 220,000 133,492
Salesforce, Inc.
2.70%, 7/15/2041 50,000 35,857
ServiceNow, Inc.
1.40%, 9/1/2030 17,000 14,989
Synopsys, Inc.
5.15%, 4/1/2035 130,000 131,775
1,277,687
Specialized REITs - 0 .5%
Equinix, Inc.
REIT, 3.20%, 11/18/2029 70,000 67,390
REIT, 3.90%, 4/15/2032 60,000 57,737
Public Storage Operating Co.
REIT, 5.35%, 8/1/2053 30,000 28,988
Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030 30,000 29,558
REIT, 3.38%, 3/9/2033 30,000 27,410
211,083
Specialty Retail - 2 .2%
Home Depot, Inc. (The)
3.90%, 12/6/2028 240,000 240,899
4.25%, 4/1/2046 50,000 42,425
4.50%, 12/6/2048 75,000 64,830
4.95%, 9/15/2052 70,000 64,072
5.40%, 6/25/2064 55,000 52,657
Lowe's Cos., Inc.
3.65%, 4/5/2029 50,000 49,397
4.25%, 3/15/2031 60,000 59,741
2.63%, 4/1/2031 70,000 64,373
3.75%, 4/1/2032 30,000 28,775
5.50%, 10/15/2035 33,000 34,383
2.80%, 9/15/2041 138,000 99,503
4.55%, 4/5/2049 40,000 33,799
4.45%, 4/1/2062 26,000 20,406
5.85%, 4/1/2063 14,000 13,778
Tiffany & Co.
4.90%, 10/1/2044 10,000 9,382
878,420
Technology Hardware, Storage & Peripherals - 2 .3%
Apple, Inc.
1.20%, 2/8/2028 40,000 38,127
4.00%, 5/12/2028 100,000 100,800
4.30%, 5/10/2033 70,000 70,712
4.45%, 5/6/2044 114,000 104,157
4.65%, 2/23/2046 150,000 136,406
4.85%, 5/10/2053 15,000 14,090
4.10%, 8/8/2062 47,000 36,647
Dell International LLC
5.50%, 4/1/2035 80,000 82,119

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals - 2.3% (continued)
Dell International LLC (continued)
8.10%, 7/15/2036 $ 110,000 $ 132,021
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034 110,000 108,321
HP, Inc.
5.50%, 1/15/2033 10,000 10,233
6.00%, 9/15/2041 53,000 52,802
886,435
Textiles, Apparel & Luxury Goods - 0 .0% (c)
Ralph Lauren Corp.
2.95%, 6/15/2030 14,000 13,287
Water Utilities - 0 .1%
Essential Utilities, Inc.
5.38%, 1/15/2034 10,000 10,292
4.28%, 5/1/2049 10,000 8,112
5.30%, 5/1/2052 10,000 9,351
27,755
Wireless Telecommunication Services - 0 .3%
Vodafone Group plc
5.00%, 5/30/2038 48,000 47,513
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.3% (continued)
Vodafone Group plc (continued)
5.63%, 2/10/2053 $ 70,000 $ 67,398
5.88%, 6/28/2064 20,000 19,480
134,391
Total Corporate Bonds
(Cost $37,905,818) 37,416,395
Total Investments - 95.1%
(Cost $37,905,818) 37,416,395
Other assets less liabilities - 4.9% 1,940,222
NET ASSETS - 100.0% $39,356,617
(a) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of January
31, 2026.
(c) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
Security Type % of Net Assets
Corporate Bonds 95 .1%
Others
(1)
4 .9
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Ultra-Short Income Fund
January 31, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 88 .3%
Aerospace & Defense - 0 .2%
RTX Corp.
5.75%, 11/8/2026 $ 3,200,000 $ 3,240,462
Agricultural & Farm Machinery - 1 .0%
AGCO Corp.
5.45%, 3/21/2027 1,250,000 1,266,590
CNH Industrial Capital LLC
1.45%, 7/15/2026 10,402,000 10,278,567
4.50%, 10/8/2027 2,500,000 2,516,522
14,061,679
Agricultural Products & Services - 0 .3%
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026 4,800,000 4,779,417
Apparel Retail - 0 .5%
Ross Stores, Inc.
0.88%, 4/15/2026 7,600,000 7,553,744
Application Software - 1 .1%
Intuit, Inc.
5.25%, 9/15/2026 4,950,000 4,985,151
Roper Technologies, Inc.
4.25%, 9/15/2028 2,200,000 2,212,433
Synopsys, Inc.
4.55%, 4/1/2027 7,800,000 7,855,348
15,052,932
Asset Management & Custody Banks - 2 .8%
BlackRock Funding, Inc.
4.60%, 7/26/2027 12,180,000 12,334,214
Blackstone Private Credit Fund
4.95%, 9/26/2027 1,290,000 1,296,604
Citadel Finance LLC
3.38%, 3/9/2026(a) 6,000,000 5,993,813
State Street Bank & Trust Co.
(SOFR + 0.46%), 4.15%,
11/25/2026(b) 2,610,000 2,615,481
State Street Corp.
(SOFR + 0.85%), 4.53%,
8/3/2026(b) 10,000,000 10,025,028
4.33%, 10/22/2027 7,040,000 7,105,628
39,370,768
Automobile Manufacturers - 1 .2%
BMW US Capital LLC
(United States SOFR
Compounded Index + 0.78%),
4.45%, 3/19/2027(a)(b) 8,300,000 8,334,996
Hyundai Capital America
5.45%, 6/24/2026(a) 1,000,000 1,005,698
(SOFR + 1.50%), 5.15%,
1/8/2027(a)(b) 1,500,000 1,513,645
(SOFR + 1.04%), 4.71%,
3/19/2027(a)(b) 1,000,000 1,003,850
(SOFR + 1.04%), 4.70%,
6/24/2027(a)(b) 5,000,000 5,027,170
16,885,359
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 0 .5%
Amazon.com, Inc.
3.90%, 11/20/2028 $ 3,600,000 $ 3,612,889
eBay, Inc.
1.40%, 5/10/2026 3,500,000 3,476,718
7,089,607
Cargo Ground Transportation - 0 .6%
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026 5,000,000 4,999,430
Ryder System, Inc.
1.75%, 9/1/2026 3,600,000 3,553,479
8,552,909
Construction Machinery & Heavy Transportation Equipment
- 0 .7%
Daimler Truck Finance North America LLC
(SOFR + 0.96%), 4.62%,
9/25/2027(a)(b) 3,570,000 3,584,274
(SOFR + 0.84%), 4.51%,
1/13/2028(a)(b) 4,100,000 4,104,618
4.15%, 1/12/2029(a) 2,300,000 2,299,885
9,988,777
Consumer Finance - 5 .4%
American Express Co.
(SOFR + 0.75%), 4.40%,
4/23/2027(b) 3,000,000 3,001,549
(United States SOFR
Compounded Index + 0.97%),
4.62%, 7/28/2027(b) 4,000,000 4,010,935
American Honda Finance Corp.
(SOFR + 0.55%), 4.23%,
5/21/2026(b) 300,000 300,228
(SOFR + 0.77%), 4.44%,
3/12/2027(b) 5,000,000 5,009,825
(SOFR + 0.72%), 4.37%,
10/22/2027(b) 11,000,000 11,044,462
Avolon Holdings Funding Ltd.
4.95%, 1/15/2028(a) 3,200,000 3,239,316
General Motors Financial Co., Inc.
(United States SOFR
Compounded Index + 1.35%),
5.04%, 5/8/2027(b) 2,169,000 2,183,572
(SOFR + 1.29%), 4.95%,
1/7/2030(b) 7,500,000 7,506,218
John Deere Capital Corp.
(SOFR + 0.44%), 4.11%,
3/6/2026(b) 5,000,000 5,001,475
(SOFR + 0.79%), 4.46%,
6/8/2026(b) 1,300,000 1,302,395
(SOFR + 0.40%), 4.04%,
1/5/2027(b) 10,000,000 10,022,980
(SOFR + 0.60%), 4.27%,
6/11/2027(b) 2,000,000 2,009,073

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 5.4% (continued)
Toyota Motor Credit Corp.
(SOFR + 0.47%), 4.13%,
1/8/2027(b) $ 14,000,000 $ 14,027,307
Series B, (SOFR + 0.45%),
4.12%, 1/12/2028(b) 7,300,000 7,308,512
75,967,847
Consumer Staples Merchandise Retail - 0 .7%
Walmart, Inc.
(United States SOFR
Compounded Index + 0.43%),
4.08%, 4/28/2027(b) 9,500,000 9,541,895
Data Processing & Outsourced Services - 0 .1%
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026 1,000,000 996,816
Diversified Banks - 22 .8%
Australia & New Zealand Banking Group Ltd.
(SOFR + 0.59%), 4.27%,
12/8/2028(a)(b) 17,380,000 17,431,792
Bank of America Corp.
(SOFR + 1.11%), 4.79%,
5/9/2029(b) 24,000,000 24,216,000
Bank of Montreal
(United States SOFR
Compounded Index + 0.62%),
4.30%, 9/15/2026(b) 3,300,000 3,307,481
4.06%, 9/22/2028(c) 7,200,000 7,210,660
Bank of New Zealand
(SOFR + 0.81%), 4.47%,
1/27/2027(a)(b) 4,000,000 4,018,042
Bank of Nova Scotia (The)
(United States SOFR
Compounded Index + 0.55%),
4.23%, 3/2/2026(b) 3,000,000 3,000,905
(SOFR + 0.61%), 4.29%,
9/15/2026(b) 1,780,000 1,783,249
Banque Federative du Credit Mutuel SA
(SOFR + 1.13%), 4.78%,
1/23/2027(a)(b) 2,940,000 2,960,545
(United States SOFR
Compounded Index + 1.07%),
4.76%, 2/16/2028(a)(b) 10,000,000 10,064,938
(United States SOFR
Compounded Index + 1.23%),
4.88%, 1/22/2030(a)(b) 2,900,000 2,926,545
Barclays plc
(SOFR + 1.49%), 5.16%,
3/12/2028(b) 9,000,000 9,086,173
(SOFR + 1.08%), 4.77%,
11/11/2029(b) 6,400,000 6,434,631
Canadian Imperial Bank of Commerce
5.62%, 7/17/2026 4,150,000 4,183,810
(SOFR + 0.72%), 4.39%,
1/13/2028(b) 10,000,000 10,007,004
Citibank NA
4.93%, 8/6/2026 4,000,000 4,019,657
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 22.8% (continued)
Citibank NA (continued)
(United States SOFR
Compounded Index + 1.06%),
4.73%, 12/4/2026(b) $ 3,000,000 $ 3,018,756
Citigroup, Inc.
(SOFR + 0.77%), 4.45%,
6/9/2027(b) 3,500,000 3,503,255
(SOFR + 0.87%), 4.54%,
3/4/2029(b) 10,286,000 10,306,258
Commonwealth Bank of Australia
4.42%, 3/14/2028 3,200,000 3,244,515
Credit Agricole SA
(SOFR + 0.87%), 4.54%,
3/11/2027(a)(b) 6,670,000 6,698,997
4.63%, 9/11/2028(a)(c) 5,210,000 5,249,344
Fifth Third Bank NA
(SOFR + 0.81%), 4.46%,
1/28/2028(b) 4,900,000 4,909,172
HSBC Holdings plc
3.90%, 5/25/2026 3,000,000 2,999,789
(SOFR + 1.04%), 4.73%,
11/19/2028(b) 1,800,000 1,810,045
(SOFR + 1.03%), 4.70%,
3/3/2029(b) 5,600,000 5,625,803
HSBC USA, Inc.
(SOFR + 0.97%), 4.64%,
6/3/2028(b) 4,500,000 4,535,696
ING Groep NV
(United States SOFR
Compounded Index + 1.01%),
4.66%, 4/1/2027(b) 5,582,000 5,587,881
JPMorgan Chase & Co.
(SOFR + 0.77%), 4.44%,
9/22/2027(b) 2,500,000 2,506,263
(SOFR + 0.80%), 4.46%,
1/24/2029(b) 9,100,000 9,128,859
JPMorgan Chase Bank NA
(SOFR + 1.00%), 4.68%,
12/8/2026(b) 2,000,000 2,010,624
Lloyds Banking Group plc
(United States SOFR
Compounded Index + 1.06%),
4.74%, 11/26/2028(b) 9,000,000 9,055,477
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026 3,200,000 3,200,152
Morgan Stanley Bank NA
(SOFR + 0.87%), 4.54%,
5/26/2028(b) 8,740,000 8,772,592
Morgan Stanley Private Bank NA
(SOFR + 0.77%), 4.44%,
2/8/2030(b) 9,300,000 9,299,070
National Australia Bank Ltd.
(SOFR + 0.50%), 4.18%,
3/6/2028(a)(b) 3,000,000 3,004,201
(SOFR + 0.53%), 4.20%,
12/13/2028(a)(b) 11,000,000 11,006,644

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 22.8% (continued)
National Bank of Canada
(United States SOFR
Compounded Index + 1.03%),
4.68%, 7/2/2027(b) $ 6,260,000 $ 6,273,744
NatWest Markets plc
(SOFR + 0.90%), 4.59%,
5/17/2027(a)(b) 10,250,000 10,300,737
Nordea Bank Abp
(SOFR + 0.70%), 4.37%,
3/17/2028(a)(b) 7,700,000 7,739,407
PNC Financial Services Group, Inc. (The)
(SOFR + 0.62%), 4.28%,
1/26/2029(b) 8,500,000 8,511,645
Royal Bank of Canada
(United States SOFR
Compounded Index + 0.57%),
4.23%, 4/27/2026(b) 2,000,000 2,002,126
(United States SOFR
Compounded Index + 0.46%),
4.15%, 8/3/2026(b) 5,000,000 5,005,542
(United States SOFR
Compounded Index + 0.59%),
4.28%, 11/2/2026(b) 7,200,000 7,218,806
(United States SOFR
Compounded Index + 0.83%),
4.49%, 1/24/2029(b) 5,000,000 5,009,809
Santander UK Group Holdings plc
4.32%, 9/22/2029(c) 3,200,000 3,205,168
Skandinaviska Enskilda Banken AB
(SOFR + 0.89%), 4.56%,
3/5/2027(a)(b) 3,000,000 3,017,014
Societe Generale SA
(SOFR + 1.41%), 5.08%,
4/13/2029(a)(b) 1,900,000 1,916,008
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 0.88%), 4.54%,
1/14/2027(b) 1,480,000 1,487,793
4.11%, 1/15/2029 1,600,000 1,600,439
(SOFR + 1.17%), 4.83%,
7/9/2029(b) 1,500,000 1,517,973
Swedbank AB
5.47%, 6/15/2026(a) 5,500,000 5,533,034
(SOFR + 1.03%), 4.71%,
11/20/2029(a)(b) 2,800,000 2,839,568
Toronto-Dominion Bank (The)
(SOFR + 1.08%), 4.74%,
7/17/2026(b) 4,010,000 4,025,198
(SOFR + 0.59%), 4.26%,
9/10/2026(b) 2,000,000 2,004,460
Wells Fargo & Co.
(SOFR + 0.78%), 4.44%,
1/24/2028(b) 8,000,000 8,020,498
Westpac Banking Corp.
(SOFR + 0.42%), 4.08%,
4/16/2026(b) 3,710,000 3,712,296
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 22.8% (continued)
Westpac Banking Corp. (continued)
(SOFR + 0.52%), 4.19%,
6/3/2026(b) $ 500,000 $ 500,587
(SOFR + 0.82%), 4.47%,
7/1/2030(b) 930,000 939,064
318,505,741
Diversified Capital Markets - 2 .3%
Deutsche Bank AG
(SOFR + 1.21%), 4.88%,
1/10/2029(b) 7,000,000 7,048,300
6.82%, 11/20/2029(c) 7,000,000 7,466,215
Macquarie Bank Ltd.
5.27%, 7/2/2027(a) 1,290,000 1,316,344
(SOFR + 0.74%), 4.41%,
6/12/2028(a)(b) 13,000,000 13,069,496
Macquarie Group Ltd.
(SOFR + 0.92%), 4.59%,
9/23/2027(a)(b) 3,000,000 3,006,844
31,907,199
Diversified Metals & Mining - 1 .8%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/2026 5,000,000 5,002,846
Glencore Funding LLC
(United States SOFR
Compounded Index + 0.75%),
4.40%, 10/1/2026(a)(b) 10,000,000 10,020,431
Rio Tinto Finance USA plc
(United States SOFR
Compounded Index + 0.84%),
4.52%, 3/14/2028(b) 9,400,000 9,476,774
24,500,051
Diversified Support Services - 0 .2%
Element Fleet Management Corp.
6.27%, 6/26/2026(a) 2,820,000 2,840,270
Electric Utilities - 0 .7%
Georgia Power Co.
4.00%, 10/1/2028 2,900,000 2,909,204
NextEra Energy Capital Holdings, Inc.
(United States SOFR
Compounded Index + 0.80%),
4.49%, 2/4/2028(b) 6,700,000 6,738,994
9,648,198
Electronic Components - 0 .5%
Amphenol Corp.
(SOFR + 0.53%), 4.22%,
11/15/2027(b) 6,300,000 6,315,416
Fertilizers & Agricultural Chemicals - 0 .2%
Nutrien Ltd.
4.50%, 3/12/2027 3,300,000 3,318,583
Food Distributors - 0 .6%
Sysco Corp.
3.30%, 7/15/2026 3,000,000 2,991,720
3.25%, 7/15/2027 5,370,000 5,323,098
8,314,818

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Distributors - 0 .2%
Cencora, Inc.
4.63%, 12/15/2027 $ 2,090,000 $ 2,115,573
Health Care Equipment - 0 .9%
GE HealthCare Technologies, Inc.
4.15%, 12/15/2028 1,800,000 1,805,661
Stryker Corp.
4.55%, 2/10/2027 6,300,000 6,347,304
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/2027 3,906,000 3,938,232
12,091,197
Health Care Facilities - 0 .3%
HCA, Inc.
5.25%, 6/15/2026 2,276,000 2,278,348
5.00%, 3/1/2028 1,660,000 1,691,326
3,969,674
Health Care Supplies - 0 .3%
Medline Borrower LP
3.88%, 4/1/2029(a) 3,600,000 3,519,793
Home Improvement Retail - 1 .2%
Lowe's Cos., Inc.
4.80%, 4/1/2026 7,600,000 7,607,239
2.50%, 4/15/2026 5,800,000 5,783,949
4.00%, 10/15/2028 3,300,000 3,303,759
16,694,947
Homebuilding - 0 .9%
Lennar Corp.
5.25%, 6/1/2026 6,300,000 6,307,059
PulteGroup, Inc.
5.50%, 3/1/2026 6,500,000 6,506,687
12,813,746
Hotels, Resorts & Cruise Lines - 0 .2%
Royal Caribbean Cruises Ltd.
7.50%, 10/15/2027 3,000,000 3,160,722
Independent Power Producers & Energy Traders - 0 .3%
Constellation Energy Generation LLC
(SOFR + 0.60%), 4.26%,
1/8/2028(b) 4,400,000 4,407,480
Insurance Brokers - 1 .2%
Arthur J Gallagher & Co.
4.60%, 12/15/2027 10,230,000 10,345,674
Marsh & McLennan Cos., Inc.
(United States SOFR
Compounded Index + 0.70%),
4.39%, 11/8/2027(b) 6,905,000 6,937,225
17,282,899
Integrated Oil & Gas - 1 .8%
Chevron USA, Inc.
(SOFR + 0.57%), 4.24%,
8/13/2028(b) 22,200,000 22,356,288
Saudi Arabian Oil Co.
4.00%, 2/2/2029(a) 2,670,000 2,653,713
25,010,001
Integrated Telecommunication Services - 2 .9%
AT&T, Inc.
1.70%, 3/25/2026 5,000,000 4,984,848
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Integrated Telecommunication Services - 2.9% (continued)
AT&T, Inc. (continued)
3.80%, 2/15/2027 $ 23,000,000 $ 22,966,057
Orange SA
4.00%, 1/13/2029(a) 3,000,000 3,001,606
Verizon Communications, Inc.
4.33%, 9/21/2028 9,800,000 9,883,667
40,836,178
Interactive Home Entertainment - 0 .7%
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 10,000,000 10,013,809
Interactive Media & Services - 0 .4%
Alphabet, Inc.
(SOFR + 0.52%), 4.20%,
11/15/2028(b) 5,000,000 5,039,492
Investment Banking & Brokerage - 1 .0%
Charles Schwab Corp. (The)
(United States SOFR
Compounded Index + 0.52%),
4.19%, 5/13/2026(b) 1,000,000 1,000,617
(United States SOFR
Compounded Index + 1.05%),
4.72%, 3/3/2027(b) 6,500,000 6,550,140
LPL Holdings, Inc.
4.90%, 4/3/2028 2,500,000 2,537,746
Morgan Stanley
(SOFR + 1.02%), 4.68%,
4/13/2028(b) 4,456,000 4,479,486
14,567,989
IT Consulting & Other Services - 1 .2%
Accenture Capital, Inc.
3.90%, 10/4/2027 4,500,000 4,519,851
International Business Machines Corp.
3.45%, 2/19/2026 3,100,000 3,099,167
3.30%, 5/15/2026 6,500,000 6,491,103
4.00%, 2/3/2029 2,500,000 2,502,121
16,612,242
Life Sciences Tools & Services - 0 .3%
Agilent Technologies, Inc.
4.20%, 9/9/2027 4,520,000 4,541,286
Managed Health Care - 1 .7%
Elevance Health, Inc.
1.50%, 3/15/2026 10,500,000 10,469,700
4.50%, 10/30/2026 1,490,000 1,496,908
UnitedHealth Group, Inc.
(SOFR + 0.50%), 4.16%,
7/15/2026(b) 9,387,000 9,401,901
4.40%, 6/15/2028 3,000,000 3,031,553
24,400,062
Multi-Utilities - 0 .8%
Consolidated Edison Co. of New York, Inc.
(United States SOFR
Compounded Index + 0.52%),
4.21%, 11/18/2027(b) 5,200,000 5,210,878
DTE Energy Co.
2.85%, 10/1/2026 3,100,000 3,078,240

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 0.8% (continued)
DTE Energy Co. (continued)
4.88%, 6/1/2028 $ 2,900,000 $ 2,949,641
11,238,759
Office REITs - 0 .2%
Boston Properties LP
REIT, 2.75%, 10/1/2026 2,300,000 2,279,495
Oil & Gas Equipment & Services - 0 .0% (d)
Schlumberger Holdings Corp.
5.00%, 5/29/2027(a) 641,000 649,038
Oil & Gas Refining & Marketing - 0 .1%
Phillips 66
1.30%, 2/15/2026 800,000 798,959
Oil & Gas Storage & Transportation - 1 .0%
Williams Cos., Inc. (The)
5.40%, 3/2/2026 14,000,000 14,019,652
Packaged Foods & Meats - 1 .7%
Campbell's Co. (The)
5.30%, 3/20/2026 960,000 961,550
Kellanova
3.25%, 4/1/2026 12,092,000 12,081,154
Kraft Heinz Foods Co.
3.00%, 6/1/2026 8,400,000 8,372,798
McCormick & Co., Inc.
0.90%, 2/15/2026 620,000 619,285
Mondelez International, Inc.
4.13%, 5/7/2028 2,000,000 2,005,046
24,039,833
Pharmaceuticals - 6 .5%
Bristol-Myers Squibb Co.
(SOFR + 0.49%), 4.17%,
2/20/2026(b) 3,182,000 3,182,402
Eli Lilly & Co.
(SOFR + 0.53%), 4.19%,
10/15/2028(b) 17,100,000 17,215,290
GlaxoSmithKline Capital plc
(SOFR + 0.50%), 4.17%,
3/12/2027(b) 8,300,000 8,329,933
Merck & Co., Inc.
(SOFR + 0.57%), 4.24%,
3/15/2029(b) 27,500,000 27,581,125
Pfizer, Inc.
(SOFR + 0.50%), 4.18%,
11/15/2027(b) 5,500,000 5,521,856
Sanofi SA
(SOFR + 0.46%), 4.15%,
11/3/2027(b) 12,500,000 12,551,961
(SOFR + 0.54%), 4.23%,
11/3/2028(b) 16,700,000 16,792,275
91,174,842
Property & Casualty Insurance - 0 .9%
Allstate Corp. (The)
3.28%, 12/15/2026 12,313,000 12,246,005
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Regional Banks - 5 .9%
ANZ New Zealand International Ltd.
(SOFR + 0.61%), 4.26%,
1/22/2029(a)(b) $ 6,500,000 $ 6,505,967
Citizens Financial Group, Inc.
2.85%, 7/27/2026 6,500,000 6,461,734
Huntington National Bank (The)
4.87%, 4/12/2028(c) 4,100,000 4,135,496
PNC Bank NA
4.54%, 5/13/2027(c) 7,500,000 7,509,973
(SOFR + 0.73%), 4.39%,
7/21/2028(b) 7,750,000 7,769,763
Santander Holdings USA, Inc.
6.12%, 5/31/2027(c) 3,250,000 3,268,951
(SOFR + 1.61%), 5.28%,
3/20/2029(b) 7,000,000 7,047,860
Truist Bank
(SOFR + 0.77%), 4.43%,
7/24/2028(b) 12,000,000 12,036,600
(SOFR + 0.66%), 4.32%,
1/27/2029(b) 21,000,000 20,985,111
4.14%, 10/23/2029(c) 6,300,000 6,296,320
82,017,775
Restaurants - 0 .2%
Starbucks Corp.
4.50%, 5/15/2028 3,170,000 3,203,620
Self-Storage REITs - 0 .3%
Public Storage Operating Co.
REIT, (United States SOFR
Compounded Index + 0.70%),
4.36%, 4/16/2027(b) 4,180,000 4,194,420
Semiconductors - 1 .3%
Advanced Micro Devices, Inc.
4.21%, 9/24/2026 6,100,000 6,117,981
Intel Corp.
4.88%, 2/10/2026 10,200,000 10,200,612
NXP BV
4.30%, 8/19/2028 1,700,000 1,707,602
18,026,195
Soft Drinks & Non-alcoholic Beverages - 1 .8%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.27%,
11/15/2026(b) 10,010,000 10,014,555
(United States SOFR
Compounded Index + 0.88%),
4.56%, 3/15/2027(b) 2,500,000 2,504,112
Pepsico Singapore Financing I Pte. Ltd.
(United States SOFR
Compounded Index + 0.56%),
4.25%, 2/16/2027(b) 12,200,000 12,251,363
24,770,030
Specialized Finance - 0 .6%
NTT Finance Corp.
(SOFR + 1.08%), 4.74%,
7/16/2028(a)(b) 8,000,000 8,080,899

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Systems Software - 2 .6%
Fortinet, Inc.
1.00%, 3/15/2026 $ 5,900,000 $ 5,877,491
Oracle Corp.
1.65%, 3/25/2026 11,170,000 11,130,483
(SOFR + 0.76%), 4.45%,
8/3/2028(b) 9,400,000 9,244,242
VMware LLC
1.40%, 8/15/2026 9,495,000 9,370,717
35,622,933
Technology Hardware, Storage & Peripherals - 0 .5%
Dell International LLC
6.02%, 6/15/2026 1,000,000 1,002,907
4.75%, 4/1/2028 2,750,000 2,788,863
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026 3,770,000 3,781,207
7,572,977
Telecom Tower REITs - 0 .2%
American Tower Corp.
REIT, 3.38%, 10/15/2026 2,911,000 2,899,030
Trading Companies & Distributors - 1 .5%
Air Lease Corp.
3.75%, 6/1/2026 1,000,000 998,878
1.88%, 8/15/2026 10,925,000 10,798,307
GATX Corp.
3.25%, 9/15/2026 8,931,000 8,884,463
20,681,648
Transaction & Payment Processing Services - 1 .8%
Fiserv, Inc.
3.20%, 7/1/2026 5,700,000 5,680,022
Mastercard, Inc.
(United States SOFR
Compounded Index + 0.44%),
4.12%, 3/15/2028(b) 11,900,000 11,924,458
PayPal Holdings, Inc.
(SOFR + 0.67%), 4.35%,
3/6/2028(b) 8,200,000 8,224,800
25,829,280
Wireless Telecommunication Services - 0 .7%
T-Mobile USA, Inc.
1.50%, 2/15/2026 947,000 945,929
2.25%, 2/15/2026 1,000,000 999,318
2.63%, 4/15/2026 7,700,000 7,679,349
9,624,596
Total Corporate Bonds
(Cost $1,230,443,356) 1,234,479,564
ASSET-BACKED SECURITIES - 6 .3%
American Credit Acceptance Receivables Trust
Series 2025-3, Class B, 4.75%,
9/12/2029(a) 6,435,000 6,477,526
Americredit Automobile Receivables Trust
Series 2022-1, Class D, 3.23%,
2/18/2028 7,570,000 7,524,649
Investments
Principal
Amount Value
Capital One Multi-Asset Execution Trust
Series 2024-A1, Class A, 3.92%,
9/15/2029 $ 9,000,000 $ 9,025,467
CarMax Auto Owner Trust
Series 2023-1, Class D, 6.27%,
11/15/2029 2,600,000 2,649,437
Carvana Auto Receivables Trust
Series 2025-P2, Class A2, 4.56%,
8/10/2028 3,486,103 3,491,978
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%,
9/15/2028 1,900,000 1,915,779
Evergreen Credit Card Trust
Series 2024-1A, Class B, 5.51%,
7/15/2028(a) 3,400,000 3,418,248
Series 2024-CRT4, Class B,
5.25%, 10/15/2028(a) 5,000,000 5,034,790
Exeter Automobile Receivables Trust
Series 2025-2A, Class D, 5.89%,
7/15/2031 1,100,000 1,128,196
Ford Credit Auto Owner Trust
Series 2024-B, Class A2A, 5.40%,
4/15/2027 139,857 139,983
GM Financial Automobile Leasing Trust
Series 2024-1, Class A3, 5.09%,
3/22/2027 391,426 392,195
GM Financial Consumer Automobile Receivables Trust
Series 2024-4, Class A2A, 4.53%,
10/18/2027 175,348 175,505
Honda Auto Receivables Owner Trust
Series 2024-4, Class A2, 4.56%,
3/15/2027 1,078,891 1,079,713
Series 2023-3, Class A3, 5.41%,
2/18/2028 2,372,615 2,389,275
Hyundai Auto Receivables Trust
Series 2024-C, Class A2A, 4.53%,
9/15/2027 314,040 314,474
Series 2023-B, Class A3, 5.48%,
4/17/2028 2,376,810 2,392,639
John Deere Owner Trust
Series 2024-C, Class A2A, 4.36%,
8/16/2027 989,464 990,200
Kubota Credit Owner Trust
Series 2025-1A, Class A2, 4.61%,
12/15/2027(a) 1,093,208 1,097,382
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A3, 5.95%,
11/15/2028 1,668,492 1,689,866
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1A,
1.33%, 4/15/2069(a) 680,244 633,499
Pagaya Ai Debt Grantor Trust
Series 2025-6, Class A2, 4.50%,
4/15/2033(a) 1,100,000 1,101,556
Series 2025-6, Class B, 4.88%,
4/15/2033(a) 3,200,000 3,191,670
Series 2025-6, Class C, 5.01%,
4/15/2033(a) 1,100,000 1,097,888

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
PK Alift Loan Funding 7 LP
Series 2025-2, Class A, 4.75%,
3/15/2043(a) $ 4,409,530 $ 4,411,027
Santander Drive Auto Receivables Trust
Series 2025-2, Class A2, 4.71%,
6/15/2028 5,150,690 5,157,566
Series 2024-4, Class D, 5.32%,
12/15/2031 4,920,000 4,995,723
Santander Mortgage Asset Receivable Trust
Series 2026-CES1, Class A1A,
4.88%, 1/1/2056(a)(e) 4,000,000 4,001,440
Tesla Auto Lease Trust
Series 2024-B, Class A2B, 4.29%,
1/20/2027(a)(f) 252,038 252,070
Toyota Auto Receivables Owner Trust
Series 2023-C, Class A3, 5.16%,
4/17/2028 2,867,790 2,885,977
Trillium Credit Card Trust II
Series 2025-1A, Class B, 4.41%,
9/26/2030(a) 2,300,000 2,299,261
Verizon Master Trust
Series 2023-4, Class A1A, 5.16%,
6/20/2029 3,410,000 3,426,377
Series 2024-4, Class B, 5.40%,
6/20/2029 3,000,000 3,016,721
Total Asset-Backed Securities
(Cost $87,615,660) 87,798,077
U.S. TREASURY OBLIGATIONS - 1 .2%
U.S. Treasury Notes
4.38%, 7/31/2026
$ 5,000,000
5,017,568
3.75%, 8/15/2027
4,250,000
4,263,447
3.88%, 10/15/2027
8,000,000
8,044,063
Total U.S. Treasury Obligations
(Cost $17,253,340) 17,325,078
COLLATERALIZED MORTGAGE OBLIGATIONS - 1 .2%
Bravo Residential Funding Trust
Series 2025-NQM1, Class A1,
5.60%, 12/25/2064(a)(e) 6,195,560 6,258,369
Chase Home Lending Mortgage Trust
Series 2024-2, Class A4A, 6.00%,
2/25/2055(a)(f) 1,410,870 1,428,367
JP Morgan Mortgage Trust
Series 2025-NQM1, Class A1,
5.59%, 6/25/2065(a)(e) 3,206,288 3,241,897
OBX Trust
Series 2024-NQM11, Class A1,
5.87%, 6/25/2064(a)(e) 3,251,458 3,291,828
Series 2024-NQM16, Class A1,
5.53%, 10/25/2064(a)(e) 1,705,015 1,722,079
Total Collateralized Mortgage Obligations
(Cost $15,797,104) 15,942,540
Investments
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0 .9%
BPR Trust
Series 2023-BRK2, Class A,
6.90%, 10/5/2038(a)(f) $ 1,780,000 $ 1,851,221
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, 4.73%,
4/15/2034(a)(f) 2,354,897 2,346,066
FRESB Mortgage Trust
Series 2022-SB94, Class A5F,
1.64%, 11/25/2026(f) 3,753,431 3,677,839
SCMS Mortgage Trust
Series 2025-BNC1, Class A1,
4.08%, 12/15/2057(a) 4,961,701 4,968,220
Total Commercial Mortgage-Backed Securities
(Cost $12,839,138) 12,843,346
MUNICIPAL BONDS - 0 .2%
New Jersey Transportation Trust Fund Authority
Series 2024BB, 4.61%,
6/15/2026 (Cost $2,876,295) 2,883,643
SHORT-TERM INVESTMENTS - 2 .4%
CERTIFICATES OF DEPOSIT - 0 .7%
Mitsubishi UFJ Trust & Banking Corp.
(SOFR + 0.32%), 3.97%,
3/17/2026(b)
(Cost $10,000,000) 10,000,000 10,002,817
U.S. GOVERNMENT AGENCY SECURITIES - 1 .3%
FNMA
3.45%, 2/2/2026
(Cost $18,998,179) 19,000,000 18,994,490
U.S. TREASURY OBLIGATIONS - 0 .4% (g)
U.S. Treasury Bills
3.50%, 7/9/2026
(Cost $5,121,363) 5,200,000 5,119,947
Total Short-Term Investments
(Cost $34,119,542) 34,117,254
Total Investments - 100.5%
(Cost $1,400,944,435) 1,405,389,502
Liabilities in excess of other assets - (0.5%) (7,162,663)
NET ASSETS - 100.0% $1,398,226,839
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At January
31, 2026, the value of these securities amounted to
approximately $243,602,886 or 17.42% of net assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2026.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Represents less than 0.05% of net assets.
(e) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of January
31, 2026.
(f) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of January 31, 2026.
(g) The rate shown was the current yield as of January 31,
2026.
Percentages shown are based on Net Assets.
Abbreviations
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
FlexShares® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2026:
Australia 5 .8%
Canada 5 .6
Finland 0 .6
France 2 .3
Germany 2 .3
Ireland 0 .2
Japan 1 .9
Netherlands 0 .5
New Zealand 0 .8
Saudi Arabia 0 .2
Sweden 0 .8
United Kingdom 4 .1
United States 75 .4
Other
1
( 0 .5 )
100.0%
1
Includes any non-fixed-income securities and net other assets (liabilities).
Security Type % of Net Assets
Corporate Bonds 88 .3%
Asset-Backed Securities 6 .3
U.S. Treasury Obligations 1 .2
Collateralized Mortgage Obligations 1 .2
Commercial Mortgage-Backed Securities 0 .9
Municipal Bonds 0 .2
Short-Term Investments 2 .4
Others
(1)
( 0 .5 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Core Select Bond Fund
January 31, 2026 (Unaudited)
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.6%
FlexShares® Credit-Scored
US Corporate Bond Index
Fund(a) 742,740 $ 36,587,372
FlexShares® Credit-Scored US
Long Corporate Bond Index
Fund(a) 68,394 2,912,901
FlexShares® Disciplined
Duration MBS Index Fund(a) 902,575 18,832,227
FlexShares® iBoxx 3-Year Target
Duration TIPS Index Fund(a) 126,709 3,063,824
FlexShares® Ultra-Short Income
Fund(a)(b) 280,606 21,221,727
iShares 10+ Year Investment
Grade Corporate Bond ETF 826 41,862
iShares 1-3 Year Treasury Bond
ETF(b) 8,975 744,835
iShares 1-5 Year Investment
Grade Corporate Bond ETF(b) 14,196 753,949
iShares 20+ Year Treasury Bond
ETF 206,009 17,949,564
iShares 3-7 Year Treasury Bond
ETF(b) 186,425 22,249,824
iShares 5-10 Year Investment
Grade Corporate Bond ETF(b) 167,784 9,062,014
iShares 7-10 Year Treasury Bond
ETF(b) 7,765 744,974
iShares MBS ETF(b) 160,547 15,362,742
Total Exchange Traded Funds
(Cost $151,719,781) 149,527,815
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 9.7%(c)
REPURCHASE AGREEMENTS - 9.7%
CF Secured LLC
3.66%, dated 1/31/2026, due
2/2/2026, repurchase price
$5,592,524, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.63%,
maturing 1/31/2026 - 5/15/2052;
total market value $5,649,093 $ 5,591,387 5,591,387
The Bank of Nova Scotia, Toronto
3.79%, dated 1/31/2026, due
2/2/2026, repurchase price
$9,001,895, collateralized by
various Common Stocks; total
market value $9,950,041 9,000,000 9,000,000
14,591,387
Total Securities Lending Reinvestments
(Cost $14,591,387) 14,591,387
Investments
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.2%(d)(e)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills
3.74%, 5/7/2026
(Cost $337,692) $ 341,000 $ 337,823
Total Investments - 109.5%
(Cost $166,648,860) 164,457,025
Liabilities in excess of other assets - (9.5%) (14,333,843)
NET ASSETS - 100.0% $150,123,182

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

For the period ended January 31, 2026, the FlexShares®
Core Select Bond Fund was invested in securities of affiliated
FlexShares® Funds. The Schedules of Investments of the affiliated
FlexShares® Funds are located elsewhere in this Report.
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
(b) The security or a portion of this security is on loan at
January 31, 2026. The total value of securities on loan
at January 31, 2026 was $16,127,419, collateralized in
the form of cash with a value of $14,591,387 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $1,991,540 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 4.75%, and maturity dates ranging
from April 30, 2026 – May 15, 2055; a total value of
$16,582,927.
(c) The security was purchased with cash collateral held
from securities on loan at January 31, 2026. The total
value of securities purchased was $14,591,387.
(d) All or a portion of the security pledged as collateral for
Futures Contracts.
(e) The rate shown was the current yield as of January 31,
2026.
Percentages shown are based on Net Assets.
Abbreviations
ETF — Exchange Traded Fund
TIPS — Treasury inflation protected securities ("TIPS") are
debt securities issued by the US Treasury whose
principal and/or interest payments are adjusted
for inflation, unlike debt securities that make fixed
principal and interest payments. The interest rate
paid by the TIPS is fixed, while the principal value
rises or falls based on changes in a published
Consumer Price Index (“CPI”). Thus, if inflation
occurs, the principal and interest payments on the
TIPS are adjusted accordingly to protect investors
from inflationary loss.  During a deflationary
period, the principal and interest payments
decrease, although the TIPS principal amounts
will not drop below their face amounts at maturity.
In exchange for the inflation protection, the TIPS
generally pay lower interest rates than typical US
Treasury securities. Only if inflation occurs will
TIPS offer a higher real yield than a conventional
Treasury security of the same maturity.
Investment in a company which was affiliated for the period ended January 31, 2026, was as follows:
Security
Value
October 31,
2025
Purchases at
Cost
Sales
Proceeds
Shares
January 31,
2026
Value
January 31,
2026
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Loss
FlexShares®
Credit-Scored
US Corporate
Bond Index
Fund $ 13,711,722 $ 23,200,205 $ 386,718 742,740 $ 36,587,372 $ 46,897 $ 326,103 $ 15,266
FlexShares®
Credit-Scored
US Long
Corporate
Bond Index
Fund 705,385 2,267,910 30,856 68,394 2,912,901 (30,719) 29,015 1,181
FlexShares®
Disciplined
Duration MBS
Index Fund 18,153,731 934,289 199,281 902,575 18,832,227 (69,649) 259,454 13,137
FlexShares® iBoxx
3-Year Target
Duration TIPS
Index Fund 2,956,357 151,612 32,301 126,709 3,063,824 (11,853) 33,136 9
FlexShares® Ultra-
Short Income
Fund 18,499,450 8,606,310 5,876,510 280,606 21,221,727 2,823 247,741 (10,346)
$54,026,645 $35,160,326 $6,525,666 2,121,024 $82,618,051 $(62,501) $895,449 $19,247

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

Futures Contracts
FlexShares® Core Select Bond Fund had the following open futures contracts as of January 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
U.S. Treasury 10 Year Ultra Note 13 03/20/2026 USD $ 1,484,031 $ (20,028)
U.S. Treasury 2 Year Note 10 03/31/2026 USD 2,084,922 (3,862)
U.S. Treasury 5 Year Note 30 03/31/2026 USD 3,267,891 (20,404)
U.S. Treasury Long Bond 38 03/20/2026 USD 4,374,750 (44,286)
$ (88,580)
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Exchange Traded Funds 99.6%
Securities Lending Reinvestments 9.7
Short-Term Investments 0.2
Others
(1)
(9.5)
100.0%
(1)
Includes any other net assets/(liabilities).

Notes to the Financial Statements
January 31, 2026
Investment Valuation
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:
Level 1—Quoted prices in active markets for identical assets on the measurement date.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the valuations as of January 31, 2026 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 143,496,890 $ — $ — $ 143,496,890
Securities Lending Reinvestments
Repurchase Agreements — 685,805 — 685,805
Short-Term Investments — 113,928 — 113,928
Total Investments $ 143,496,890 $ 799,733 $ — $ 144,296,623
Other Financial Instruments
Assets
Futures Contracts $ 23,995 $ — $ — $ 23,995
Total Other Financial Instruments $ 23,995 $ — $ — $ 23,995

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks
Electric Utilities $ 3,114,043 $ 12,450 $ — $ 3,126,493
Other* 56,538,883 — — 56,538,883
Rights 1,736 — — 1,736
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 2,373,055 — 2,373,055
Total Investments $ 59,654,662 $ 2,385,505 $ — $ 62,040,167
Other Financial Instruments
Assets
Futures Contracts $ 19,539 $ — $ — $ 19,539
Forward Foreign Currency Contracts — 5,097 — 5,097
Liabilities
Forward Foreign Currency Contracts $ — $ (12,343) $ — $ (12,343)
Total Other Financial Instruments $ 19,539 $ (7,246) $ — $ 12,293
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Food Products $ 430,611 $ — $ 2,782 $ 433,393
Ground Transportation 64,841 1,966 — 66,807
Other* 15,137,725 — — 15,137,725
Total Investments $ 15,633,177 $ 1,966 $ 2,782 $ 15,637,925
Other Financial Instruments
Assets
Futures Contracts $ 6,867 $ — $ — $ 6,867
Forward Foreign Currency Contracts — 283 — 283
Total Other Financial Instruments $ 6,867 $ 283 $ — $ 7,150
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Software $ 124,160,390 $ 42,778 $ — $ 124,203,168
Other* 1,750,563,535 — — 1,750,563,535
Rights — — — —
Warrants 100,379 — — 100,379
Securities Lending Reinvestments
Certificates of Deposit — 35,006,300 — 35,006,300
Repurchase Agreements — 161,816,485 — 161,816,485
Total Investments $ 1,874,824,304 $ 196,865,563 $ — $ 2,071,689,867

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Assets
Futures Contracts $ 192,974 $ — $ — $ 192,974
Total Other Financial Instruments $ 192,974 $ — $ — $ 192,974
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds $ 779,610 $ — $ — $ 779,610
Common Stocks
Banks 90,358,551 — 216 90,358,767
Electric Utilities 10,068,196 22,356 — 10,090,552
Metals & Mining 38,639,857 — 3,111 38,642,968
Other* 474,784,423 — — 474,784,423
Rights 1,706 — — 1,706
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 17,553,056 — 17,553,056
Total Investments $ 614,632,343 $ 17,575,412 $ 3,327 $ 632,211,082
Other Financial Instruments
Assets
Futures Contracts $ 484,681 $ — $ — $ 484,681
Forward Foreign Currency Contracts — 6,200 — 6,200
Liabilities
Futures Contracts $ (892) $ — $ — $ (892)
Forward Foreign Currency Contracts — (59,507) — (59,507)
Total Other Financial Instruments $ 483,789 $ (53,307) $ — $ 430,482
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Construction Materials $ 3,425,144 $ — $ 93 $ 3,425,237
Consumer Finance 1,890,718 — 19,904 1,910,622
Consumer Staples Distribution & Retail 3,238,425 230 — 3,238,655
Electric Utilities 3,124,712 108,456 — 3,233,168
Entertainment 1,680,659 — 30,829 1,711,488
Food Products 6,742,228 13,183 5,231 6,760,642
Ground Transportation 634,621 333,511 — 968,132
Health Care Providers & Services 3,005,111 15,531 574 3,021,216
Hotels, Restaurants & Leisure 4,787,709 1,792 — 4,789,501
Industrial REITs 1,127,016 442,408 — 1,569,424
Metals & Mining 14,894,119 — 4,282 14,898,401
Real Estate Management & Development 9,296,883 — 44,863 9,341,746
Retail REITs 2,007,049 468,113 — 2,475,162
Other* 255,093,143 — — 255,093,143

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Preferred Stocks $ — $ — $ 1,450 $ 1,450
Rights — 2,021 — 2,021
Securities Lending Reinvestments
Repurchase Agreements — 2,126,709 — 2,126,709
Total Investments $ 310,947,537 $ 3,511,954 $ 107,226 $ 314,566,717
Other Financial Instruments
Assets
Futures Contracts $ 323,844 $ — $ — $ 323,844
Forward Foreign Currency Contracts — 103,725 — 103,725
Liabilities
Forward Foreign Currency Contracts $ — $ (175,964) $ — $ (175,964)
Total Other Financial Instruments $ 323,844 $ (72,239) $ — $ 251,605
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks* $ 781,620,422 $ — $ — $ 781,620,422
Securities Lending Reinvestments
Repurchase Agreements — 17,922,144 — 17,922,144
Total Investments $ 781,620,422 $ 17,922,144 $ — $ 799,542,566
Other Financial Instruments
Assets
Futures Contracts $ 15,524 $ — $ — $ 15,524
Total Other Financial Instruments $ 15,524 $ — $ — $ 15,524
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
Common Stocks* $ 124,238,641 $ — $ — $ 124,238,641
Total Investments $ 124,238,641 $ — $ — $ 124,238,641
Other Financial Instruments
Assets
Futures Contracts $ 6,701 $ — $ — $ 6,701
Total Other Financial Instruments $ 6,701 $ — $ — $ 6,701

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks
Electric Utilities $ 2,741,417 $ 6,079 $ — $ 2,747,496
Other* 100,547,045 — — 100,547,045
Rights 254 — — 254
Securities Lending Reinvestments
Repurchase Agreements — 1,255,541 — 1,255,541
Total Investments $ 103,288,716 $ 1,261,620 $ — $ 104,550,336
Other Financial Instruments
Assets
Futures Contracts $ 71,644 $ — $ — $ 71,644
Forward Foreign Currency Contracts — 8,305 — 8,305
Liabilities
Forward Foreign Currency Contracts $ — $ (23,396) $ — $ (23,396)
Total Other Financial Instruments $ 71,644 $ (15,091) $ — $ 56,553
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks* $ 120,485,765 $ — $ — $ 120,485,765
Short-Term Investments — 58,450 — 58,450
Total Investments $ 120,485,765 $ 58,450 $ — $ 120,544,215
Other Financial Instruments
Assets
Futures Contracts $ 7,389 $ — $ — $ 7,389
Total Other Financial Instruments $ 7,389 $ — $ — $ 7,389
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks
Electric Utilities $ 1,673,652 $ 9,163 $ — $ 1,682,815
Other* 75,974,816 — — 75,974,816
Securities Lending Reinvestments
Repurchase Agreements — 97,173 — 97,173
Total Investments $ 77,648,468 $ 106,336 $ — $ 77,754,804
Other Financial Instruments
Assets
Futures Contracts $ 18,216 $ — $ — $ 18,216
Forward Foreign Currency Contracts — 8,056 — 8,056
Liabilities
Forward Foreign Currency Contracts $ — $ (11,635) $ — $ (11,635)
Total Other Financial Instruments $ 18,216 $ (3,579) $ — $ 14,637

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks* $ 6,678,076,738 $ — $ — $ 6,678,076,738
Securities Lending Reinvestments
Certificates of Deposit — 50,008,857 — 50,008,857
Repurchase Agreements — 145,415,298 — 145,415,298
Total Investments $ 6,678,076,738 $ 195,424,155 $ — $ 6,873,500,893
Other Financial Instruments
Assets
Futures Contracts $ 781,682 $ — $ — $ 781,682
Forward Foreign Currency Contracts — 66,032 — 66,032
Liabilities
Futures Contracts $ (64,591) $ — $ — $ (64,591)
Forward Foreign Currency Contracts — (219,151) — (219,151)
Total Other Financial Instruments $ 717,091 $ (153,119) $ — $ 563,972
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Electric Utilities $ 406,006,881 $ 1,058,209 $ — $ 407,065,090
Other* 2,508,713,878 — — 2,508,713,878
Securities Lending Reinvestments
Certificates of Deposit — 5,000,835 — 5,000,835
Repurchase Agreements — 138,892,665 — 138,892,665
Total Investments $ 2,914,720,759 $ 144,951,709 $ — $ 3,059,672,468
Other Financial Instruments
Assets
Futures Contracts $ 480,764 $ — $ — $ 480,764
Forward Foreign Currency Contracts — 21,135 — 21,135
Liabilities
Futures Contracts $ (44,857) $ — $ — $ (44,857)
Forward Foreign Currency Contracts — (17,682) — (17,682)
Total Other Financial Instruments $ 435,907 $ 3,453 $ — $ 439,360
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks* $ 344,220,475 $ — $ — $ 344,220,475
Securities Lending Reinvestments
Repurchase Agreements — 24,788,844 — 24,788,844
Total Investments $ 344,220,475 $ 24,788,844 $ — $ 369,009,319
Other Financial Instruments
Assets
Futures Contracts $ 139,642 $ — $ — $ 139,642
Forward Foreign Currency Contracts — 15,603 — 15,603

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Liabilities
Forward Foreign Currency Contracts $ — $ (9,971) $ — $ (9,971)
Total Other Financial Instruments $ 139,642 $ 5,632 $ — $ 145,274
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks* $ 2,043,100,800 $ — $ — $ 2,043,100,800
Securities Lending Reinvestments
Certificates of Deposit — 11,003,151 — 11,003,151
Repurchase Agreements — 138,261,591 — 138,261,591
Total Investments $ 2,043,100,800 $ 149,264,742 $ — $ 2,192,365,542
Other Financial Instruments
Assets
Futures Contracts $ 186,808 $ — $ — $ 186,808
Total Other Financial Instruments $ 186,808 $ — $ — $ 186,808
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks* $ 499,705,513 $ — $ — $ 499,705,513
Securities Lending Reinvestments
Repurchase Agreements — 28,088,553 — 28,088,553
Total Investments $ 499,705,513 $ 28,088,553 $ — $ 527,794,066
Other Financial Instruments
Assets
Futures Contracts $ 38,531 $ — $ — $ 38,531
Total Other Financial Instruments $ 38,531 $ — $ — $ 38,531
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks* $ 1,020,424,051 $ — $ — $ 1,020,424,051
Securities Lending Reinvestments
Repurchase Agreements — 24,953,716 — 24,953,716
Total Investments $ 1,020,424,051 $ 24,953,716 $ — $ 1,045,377,767
Other Financial Instruments
Assets
Futures Contracts $ 934,893 $ — $ — $ 934,893
Forward Foreign Currency Contracts — 30,109 — 30,109

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Liabilities
Forward Foreign Currency Contracts $ — $ (76,220) $ — $ (76,220)
Total Other Financial Instruments $ 934,893 $ (46,111) $ — $ 888,782
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks* $ 97,182,033 $ — $ — $ 97,182,033
Securities Lending Reinvestments
Repurchase Agreements — 3,308,614 — 3,308,614
Total Investments $ 97,182,033 $ 3,308,614 $ — $ 100,490,647
Other Financial Instruments
Assets
Futures Contracts $ 64,382 $ — $ — $ 64,382
Forward Foreign Currency Contracts — 1,330 — 1,330
Liabilities
Forward Foreign Currency Contracts $ — $ (5,685) $ — $ (5,685)
Total Other Financial Instruments $ 64,382 $ (4,355) $ — $ 60,027
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 2,507,259,515 $ — $ 2,507,259,515
Total Investments $ — $ 2,507,259,515 $ — $ 2,507,259,515
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 968,945,721 $ — $ 968,945,721
Total Investments $ — $ 968,945,721 $ — $ 968,945,721
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities $ — $ 92,055,432 $ — $ 92,055,432
Total Investments $ — $ 92,055,432 $ — $ 92,055,432

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 648,449,646 $ — $ 648,449,646
Securities Lending Reinvestments
Certificates of Deposit — 25,004,480 — 25,004,480
Repurchase Agreements — 94,482,570 — 94,482,570
Short-Term Investments — 10,996,810 — 10,996,810
Total Investments $ — $ 778,933,506 $ — $ 778,933,506
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 35,056,807 $ — $ 35,056,807
Total Investments $ — $ 35,056,807 $ — $ 35,056,807
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds* $ — $ 1,141,066,849 $ — $ 1,141,066,849
Securities Lending Reinvestments
Certificates of Deposit — 60,010,289 — 60,010,289
Repurchase Agreements — 195,152,297 — 195,152,297
Short-Term Investments — 2,999,130 — 2,999,130
Total Investments $ — $ 1,399,228,565 $ — $ 1,399,228,565
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds* $ — $ 37,416,395 $ — $ 37,416,395
Total Investments $ — $ 37,416,395 $ — $ 37,416,395

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Ultra-Short Income Fund
Investments
Asset-Backed Securities $ — $ 87,798,077 $ — $ 87,798,077
Collateralized Mortgage Obligations — 15,942,540 — 15,942,540
Commercial Mortgage-Backed Securities — 12,843,346 — 12,843,346
Corporate Bonds* — 1,234,479,564 — 1,234,479,564
Municipal Bonds — 2,883,643 — 2,883,643
U.S. Treasury Obligations — 17,325,078 — 17,325,078
Short-Term Investments — 34,117,254 — 34,117,254
Total Investments $ — $ 1,405,389,502 $ — $ 1,405,389,502
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds $ 149,527,815 $ — $ — $ 149,527,815
Securities Lending Reinvestments
Repurchase Agreements — 14,591,387 — 14,591,387
Short-Term Investments — 337,823 — 337,823
Total Investments $ 149,527,815 $ 14,929,210 $ — $ 164,457,025
Other Financial Instruments
Liabilities
Futures Contracts $ (88,580) $ — $ — $ (88,580)
Total Other Financial Instruments $ (88,580) $ — $ — $ (88,580)
* See Schedules of Investments for segregation by industry type.